UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)       A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Shareholder Report: March 31, 2026

Large Cap Fund

SEI Institutional Managed Trust/Class F Shares - SLGAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Large Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class F Shares	$44	0.89%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,417,549	321	$2,732	18%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.9%
Real Estate	1.0%
Materials	1.9%
Utilities	2.4%
Energy	3.6%
Consumer Staples	6.0%
Industrials	10.4%
Communication Services	11.0%
Consumer Discretionary	11.3%
Financials	11.9%
Health Care	12.5%
Information Technology	27.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	4.8%
Apple Inc	4.0%
Microsoft Corp	3.5%
Alphabet Inc, Cl A	2.9%
Amazon.com Inc, Cl A	2.2%
Johnson & Johnson	1.9%
Meta Platforms Inc, Cl A	1.9%
Alphabet Inc, Cl C	1.8%
Visa Inc, Cl A	1.4%
Citigroup Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLGAX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Large Cap Fund

SEI Institutional Managed Trust/Class Y Shares - SLYCX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Large Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class Y Shares	$32	0.64%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,417,549	321	$2,732	18%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.9%
Real Estate	1.0%
Materials	1.9%
Utilities	2.4%
Energy	3.6%
Consumer Staples	6.0%
Industrials	10.4%
Communication Services	11.0%
Consumer Discretionary	11.3%
Financials	11.9%
Health Care	12.5%
Information Technology	27.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	4.8%
Apple Inc	4.0%
Microsoft Corp	3.5%
Alphabet Inc, Cl A	2.9%
Amazon.com Inc, Cl A	2.2%
Johnson & Johnson	1.9%
Meta Platforms Inc, Cl A	1.9%
Alphabet Inc, Cl C	1.8%
Visa Inc, Cl A	1.4%
Citigroup Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLYCX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Large Cap Value Fund

SEI Institutional Managed Trust/Class F Shares - TRMVX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class F Shares	$44	0.85%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,349,662	244	$2,260	11%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.7%
Real Estate	2.8%
Materials	3.6%
Utilities	4.2%
Consumer Discretionary	7.2%
Energy	7.6%
Consumer Staples	8.7%
Communication Services	8.9%
Information Technology	10.6%
Industrials	11.1%
Health Care	13.6%
Financials	20.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	3.0%
Citigroup Inc	2.9%
Comcast Corp, Cl A	1.9%
Kroger Co/The	1.9%
General Motors Co	1.8%
Exxon Mobil Corp	1.8%
Valero Energy Corp	1.7%
Pfizer Inc	1.7%
Bank of New York Mellon Corp/The	1.5%
Bank of America Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

TRMVX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Large Cap Value Fund

SEI Institutional Managed Trust/Class I Shares - SEUIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class I Shares	$55	1.07%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,349,662	244	$2,260	11%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.7%
Real Estate	2.8%
Materials	3.6%
Utilities	4.2%
Consumer Discretionary	7.2%
Energy	7.6%
Consumer Staples	8.7%
Communication Services	8.9%
Information Technology	10.6%
Industrials	11.1%
Health Care	13.6%
Financials	20.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	3.0%
Citigroup Inc	2.9%
Comcast Corp, Cl A	1.9%
Kroger Co/The	1.9%
General Motors Co	1.8%
Exxon Mobil Corp	1.8%
Valero Energy Corp	1.7%
Pfizer Inc	1.7%
Bank of New York Mellon Corp/The	1.5%
Bank of America Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEUIX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Large Cap Value Fund

SEI Institutional Managed Trust/Class Y Shares - SVAYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class Y Shares	$32	0.61%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,349,662	244	$2,260	11%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.7%
Real Estate	2.8%
Materials	3.6%
Utilities	4.2%
Consumer Discretionary	7.2%
Energy	7.6%
Consumer Staples	8.7%
Communication Services	8.9%
Information Technology	10.6%
Industrials	11.1%
Health Care	13.6%
Financials	20.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	3.0%
Citigroup Inc	2.9%
Comcast Corp, Cl A	1.9%
Kroger Co/The	1.9%
General Motors Co	1.8%
Exxon Mobil Corp	1.8%
Valero Energy Corp	1.7%
Pfizer Inc	1.7%
Bank of New York Mellon Corp/The	1.5%
Bank of America Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SVAYX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Large Cap Growth Fund

SEI Institutional Managed Trust/Class F Shares - SELCX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class F Shares	$43	0.89%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,391,647	251	$2,503	21%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Total Return Swaps	0.0%
Real Estate	0.3%
Utilities	0.6%
Materials	1.6%
Cash Equivalent	1.7%
U.S. Treasury Obligation	2.3%
Consumer Staples	3.0%
Financials	6.8%
Industrials	8.2%
Health Care	8.6%
Communication Services	11.2%
Consumer Discretionary	14.2%
Information Technology	41.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	9.7%
Microsoft Corp	7.1%
Apple Inc	6.8%
Alphabet Inc, Cl A	5.1%
Amazon.com Inc, Cl A	3.8%
Meta Platforms Inc, Cl A	2.9%
Broadcom Inc	2.3%
United States Treasury Bill, 3.57%, 5/28/2026	2.3%
Alphabet Inc, Cl C	1.4%
Mastercard Inc, Cl A	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SELCX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Large Cap Growth Fund

SEI Institutional Managed Trust/Class I Shares - SPGIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class I Shares	$54	1.11%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,391,647	251	$2,503	21%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Total Return Swaps	0.0%
Real Estate	0.3%
Utilities	0.6%
Materials	1.6%
Cash Equivalent	1.7%
U.S. Treasury Obligation	2.3%
Consumer Staples	3.0%
Financials	6.8%
Industrials	8.2%
Health Care	8.6%
Communication Services	11.2%
Consumer Discretionary	14.2%
Information Technology	41.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	9.7%
Microsoft Corp	7.1%
Apple Inc	6.8%
Alphabet Inc, Cl A	5.1%
Amazon.com Inc, Cl A	3.8%
Meta Platforms Inc, Cl A	2.9%
Broadcom Inc	2.3%
United States Treasury Bill, 3.57%, 5/28/2026	2.3%
Alphabet Inc, Cl C	1.4%
Mastercard Inc, Cl A	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SPGIX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Large Cap Growth Fund

SEI Institutional Managed Trust/Class Y Shares - SLRYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class Y Shares	$32	0.65%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,391,647	251	$2,503	21%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Total Return Swaps	0.0%
Real Estate	0.3%
Utilities	0.6%
Materials	1.6%
Cash Equivalent	1.7%
U.S. Treasury Obligation	2.3%
Consumer Staples	3.0%
Financials	6.8%
Industrials	8.2%
Health Care	8.6%
Communication Services	11.2%
Consumer Discretionary	14.2%
Information Technology	41.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	9.7%
Microsoft Corp	7.1%
Apple Inc	6.8%
Alphabet Inc, Cl A	5.1%
Amazon.com Inc, Cl A	3.8%
Meta Platforms Inc, Cl A	2.9%
Broadcom Inc	2.3%
United States Treasury Bill, 3.57%, 5/28/2026	2.3%
Alphabet Inc, Cl C	1.4%
Mastercard Inc, Cl A	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLRYX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Large Cap Index Fund

SEI Institutional Managed Trust/Class F Shares - SLGFX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Large Cap Index Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Fund, Class F Shares	$12	0.25%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,169,002	1,011	$122	3%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.9%
Real Estate	2.2%
Materials	2.3%
Utilities	2.4%
Energy	4.0%
Consumer Staples	5.1%
Health Care	9.5%
Industrials	9.7%
Consumer Discretionary	9.8%
Communication Services	9.8%
Financials	12.6%
Information Technology	30.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	6.7%
Apple Inc	6.0%
Microsoft Corp	4.5%
Amazon.com Inc, Cl A	3.3%
Alphabet Inc, Cl A	2.7%
Broadcom Inc	2.3%
Alphabet Inc, Cl C	2.2%
Meta Platforms Inc, Cl A	2.0%
Tesla Inc	1.7%
Berkshire Hathaway Inc, Cl B	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLGFX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Tax-Managed Large Cap Fund

SEI Institutional Managed Trust/Class F Shares - TMLCX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Tax-Managed Large Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Large Cap Fund, Class F Shares	$44	0.89%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,170,716	325	$8,669	9%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Real Estate	0.7%
Cash Equivalent	1.2%
Utilities	1.6%
Materials	2.5%
Energy	3.4%
Consumer Staples	6.5%
Industrials	10.7%
Consumer Discretionary	10.8%
Communication Services	11.3%
Health Care	11.4%
Financials	13.6%
Information Technology	26.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.3%
Apple Inc	3.8%
NVIDIA Corp	3.2%
Alphabet Inc, Cl A	3.2%
Johnson & Johnson	2.4%
Alphabet Inc, Cl C	2.1%
Amazon.com Inc, Cl A	1.8%
Meta Platforms Inc, Cl A	1.7%
Moody's Corp	1.5%
Broadcom Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

TMLCX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Tax-Managed Large Cap Fund

SEI Institutional Managed Trust/Class Y Shares - STLYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Managed Large Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Large Cap Fund, Class Y Shares	$32	0.64%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,170,716	325	$8,669	9%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Real Estate	0.7%
Cash Equivalent	1.2%
Utilities	1.6%
Materials	2.5%
Energy	3.4%
Consumer Staples	6.5%
Industrials	10.7%
Consumer Discretionary	10.8%
Communication Services	11.3%
Health Care	11.4%
Financials	13.6%
Information Technology	26.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.3%
Apple Inc	3.8%
NVIDIA Corp	3.2%
Alphabet Inc, Cl A	3.2%
Johnson & Johnson	2.4%
Alphabet Inc, Cl C	2.1%
Amazon.com Inc, Cl A	1.8%
Meta Platforms Inc, Cl A	1.7%
Moody's Corp	1.5%
Broadcom Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

STLYX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

S&P 500 Index Fund

SEI Institutional Managed Trust/Class F Shares - SSPIX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the S&P 500 Index Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class F Shares	$12	0.25%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,031,283	505	$108	6%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.6%
Real Estate	1.9%
Materials	2.0%
Utilities	2.5%
Energy	3.9%
Consumer Staples	5.2%
Industrials	8.9%
Health Care	9.3%
Consumer Discretionary	9.7%
Communication Services	10.1%
Financials	12.4%
Information Technology	32.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	7.4%
Apple Inc	6.5%
Microsoft Corp	4.8%
Amazon.com Inc, Cl A	3.6%
Alphabet Inc, Cl A	2.9%
Broadcom Inc	2.6%
Alphabet Inc, Cl C	2.4%
Meta Platforms Inc, Cl A	2.2%
Tesla Inc	1.8%
Berkshire Hathaway Inc, Cl B	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SSPIX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

S&P 500 Index Fund

SEI Institutional Managed Trust/Class I Shares - SPIIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the S&P 500 Index Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class I Shares	$32	0.65%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,031,283	505	$108	6%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.6%
Real Estate	1.9%
Materials	2.0%
Utilities	2.5%
Energy	3.9%
Consumer Staples	5.2%
Industrials	8.9%
Health Care	9.3%
Consumer Discretionary	9.7%
Communication Services	10.1%
Financials	12.4%
Information Technology	32.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	7.4%
Apple Inc	6.5%
Microsoft Corp	4.8%
Amazon.com Inc, Cl A	3.6%
Alphabet Inc, Cl A	2.9%
Broadcom Inc	2.6%
Alphabet Inc, Cl C	2.4%
Meta Platforms Inc, Cl A	2.2%
Tesla Inc	1.8%
Berkshire Hathaway Inc, Cl B	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SPIIX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Small Cap Fund

SEI Institutional Managed Trust/Class F Shares - SLLAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Small Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class F Shares	$54	1.07%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$444,507	702	$1,322	35%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Rights	0.0%
Warrants	0.0%
Exchange-Traded Fund	0.1%
Cash Equivalent	1.1%
Utilities	1.5%
Communication Services	1.7%
Consumer Staples	3.1%
Real Estate	3.5%
Materials	4.7%
Energy	5.8%
Consumer Discretionary	12.7%
Health Care	12.8%
Information Technology	13.1%
Industrials	19.0%
Financials	20.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Viavi Solutions Inc	1.4%
Bridgebio Pharma Inc	1.1%
TTM Technologies Inc	1.1%
Jackson Financial Inc, Cl A	1.0%
CNO Financial Group Inc	1.0%
Clear Secure Inc, Cl A	0.9%
Urban Outfitters Inc	0.8%
Commercial Metals Co, Cl A	0.8%
Photronics Inc	0.8%
Abercrombie & Fitch Co, Cl A	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLLAX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Small Cap Fund

SEI Institutional Managed Trust/Class Y Shares - SMYFX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Small Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class Y Shares	$42	0.82%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$444,507	702	$1,322	35%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Rights	0.0%
Warrants	0.0%
Exchange-Traded Fund	0.1%
Cash Equivalent	1.1%
Utilities	1.5%
Communication Services	1.7%
Consumer Staples	3.1%
Real Estate	3.5%
Materials	4.7%
Energy	5.8%
Consumer Discretionary	12.7%
Health Care	12.8%
Information Technology	13.1%
Industrials	19.0%
Financials	20.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Viavi Solutions Inc	1.4%
Bridgebio Pharma Inc	1.1%
TTM Technologies Inc	1.1%
Jackson Financial Inc, Cl A	1.0%
CNO Financial Group Inc	1.0%
Clear Secure Inc, Cl A	0.9%
Urban Outfitters Inc	0.8%
Commercial Metals Co, Cl A	0.8%
Photronics Inc	0.8%
Abercrombie & Fitch Co, Cl A	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMYFX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Small Cap Value Fund

SEI Institutional Managed Trust/Class F Shares - SESVX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class F Shares	$54	1.05%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$293,242	453	$863	24%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Warrants	0.0%
Exchange-Traded Fund	0.1%
Cash Equivalent	1.1%
Utilities	2.5%
Communication Services	2.6%
Consumer Staples	3.8%
Real Estate	4.9%
Materials	5.9%
Energy	7.6%
Health Care	8.9%
Information Technology	9.9%
Consumer Discretionary	13.9%
Industrials	14.0%
Financials	24.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	2.2%
Commercial Metals Co, Cl A	1.8%
Photronics Inc	1.6%
Abercrombie & Fitch Co, Cl A	1.4%
Columbia Banking System Inc	1.3%
Old National Bancorp/IN, Cl A	1.1%
Zions Bancorp NA	1.1%
Associated Banc-Corp	1.1%
Visteon Corp	1.0%
Alkermes PLC	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SESVX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Small Cap Value Fund

SEI Institutional Managed Trust/Class I Shares - SMVIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class I Shares	$65	1.27%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$293,242	453	$863	24%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Warrants	0.0%
Exchange-Traded Fund	0.1%
Cash Equivalent	1.1%
Utilities	2.5%
Communication Services	2.6%
Consumer Staples	3.8%
Real Estate	4.9%
Materials	5.9%
Energy	7.6%
Health Care	8.9%
Information Technology	9.9%
Consumer Discretionary	13.9%
Industrials	14.0%
Financials	24.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	2.2%
Commercial Metals Co, Cl A	1.8%
Photronics Inc	1.6%
Abercrombie & Fitch Co, Cl A	1.4%
Columbia Banking System Inc	1.3%
Old National Bancorp/IN, Cl A	1.1%
Zions Bancorp NA	1.1%
Associated Banc-Corp	1.1%
Visteon Corp	1.0%
Alkermes PLC	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMVIX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Small Cap Value Fund

SEI Institutional Managed Trust/Class Y Shares - SPVYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class Y Shares	$42	0.81%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.80%.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$293,242	453	$863	24%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Warrants	0.0%
Exchange-Traded Fund	0.1%
Cash Equivalent	1.1%
Utilities	2.5%
Communication Services	2.6%
Consumer Staples	3.8%
Real Estate	4.9%
Materials	5.9%
Energy	7.6%
Health Care	8.9%
Information Technology	9.9%
Consumer Discretionary	13.9%
Industrials	14.0%
Financials	24.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	2.2%
Commercial Metals Co, Cl A	1.8%
Photronics Inc	1.6%
Abercrombie & Fitch Co, Cl A	1.4%
Columbia Banking System Inc	1.3%
Old National Bancorp/IN, Cl A	1.1%
Zions Bancorp NA	1.1%
Associated Banc-Corp	1.1%
Visteon Corp	1.0%
Alkermes PLC	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SPVYX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Small Cap Growth Fund

SEI Institutional Managed Trust/Class F Shares - SSCGX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class F Shares	$52	1.05%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$271,490	227	$783	79%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Communication Services	0.5%
Real Estate	0.8%
Cash Equivalent	1.4%
Materials	2.4%
Energy	2.4%
Consumer Staples	3.1%
Consumer Discretionary	9.1%
Financials	14.4%
Health Care	17.1%
Information Technology	21.8%
Industrials	27.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bridgebio Pharma Inc	2.4%
RBC Bearings Inc	2.4%
Viavi Solutions Inc	2.3%
FirstCash Holdings Inc	1.8%
TTM Technologies Inc	1.7%
Nextpower Inc, Cl A	1.5%
Sterling Infrastructure Inc	1.5%
ExlService Holdings Inc	1.5%
Argan Inc	1.4%
Keysight Technologies Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SSCGX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Small Cap Growth Fund

SEI Institutional Managed Trust/Class I Shares - SPWIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class I Shares	$64	1.30%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$271,490	227	$783	79%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Communication Services	0.5%
Real Estate	0.8%
Cash Equivalent	1.4%
Materials	2.4%
Energy	2.4%
Consumer Staples	3.1%
Consumer Discretionary	9.1%
Financials	14.4%
Health Care	17.1%
Information Technology	21.8%
Industrials	27.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bridgebio Pharma Inc	2.4%
RBC Bearings Inc	2.4%
Viavi Solutions Inc	2.3%
FirstCash Holdings Inc	1.8%
TTM Technologies Inc	1.7%
Nextpower Inc, Cl A	1.5%
Sterling Infrastructure Inc	1.5%
ExlService Holdings Inc	1.5%
Argan Inc	1.4%
Keysight Technologies Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SPWIX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Small Cap Growth Fund

SEI Institutional Managed Trust/Class Y Shares - SMAYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class Y Shares	$40	0.80%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$271,490	227	$783	79%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Communication Services	0.5%
Real Estate	0.8%
Cash Equivalent	1.4%
Materials	2.4%
Energy	2.4%
Consumer Staples	3.1%
Consumer Discretionary	9.1%
Financials	14.4%
Health Care	17.1%
Information Technology	21.8%
Industrials	27.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bridgebio Pharma Inc	2.4%
RBC Bearings Inc	2.4%
Viavi Solutions Inc	2.3%
FirstCash Holdings Inc	1.8%
TTM Technologies Inc	1.7%
Nextpower Inc, Cl A	1.5%
Sterling Infrastructure Inc	1.5%
ExlService Holdings Inc	1.5%
Argan Inc	1.4%
Keysight Technologies Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMAYX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Tax-Managed Small/Mid Cap Fund

SEI Institutional Managed Trust/Class F Shares - STMSX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Tax-Managed Small/Mid Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Small/Mid Cap Fund, Class F Shares	$54	1.07%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$672,461	653	$2,081	22%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Warrants	0.0%
Futures Contracts	0.0%
Utilities	1.2%
Cash Equivalent	1.5%
Communication Services	1.8%
Real Estate	2.5%
Consumer Staples	4.1%
Materials	4.9%
Energy	5.2%
Consumer Discretionary	11.6%
Health Care	13.6%
Information Technology	15.2%
Financials	18.8%
Industrials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	1.5%
Commercial Metals Co, Cl A	1.1%
Keysight Technologies Inc	1.1%
Photronics Inc	1.0%
Astec Industries Inc	1.0%
RBC Bearings Inc	1.0%
Old National Bancorp/IN, Cl A	0.9%
CNO Financial Group Inc	0.9%
Columbia Banking System Inc	0.9%
Molina Healthcare Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

STMSX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Tax-Managed Small/Mid Cap Fund

SEI Institutional Managed Trust/Class Y Shares - STMPX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Managed Small/Mid Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Small/Mid Cap Fund, Class Y Shares	$43	0.85%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$672,461	653	$2,081	22%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Warrants	0.0%
Futures Contracts	0.0%
Utilities	1.2%
Cash Equivalent	1.5%
Communication Services	1.8%
Real Estate	2.5%
Consumer Staples	4.1%
Materials	4.9%
Energy	5.2%
Consumer Discretionary	11.6%
Health Care	13.6%
Information Technology	15.2%
Financials	18.8%
Industrials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	1.5%
Commercial Metals Co, Cl A	1.1%
Keysight Technologies Inc	1.1%
Photronics Inc	1.0%
Astec Industries Inc	1.0%
RBC Bearings Inc	1.0%
Old National Bancorp/IN, Cl A	0.9%
CNO Financial Group Inc	0.9%
Columbia Banking System Inc	0.9%
Molina Healthcare Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

STMPX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Mid-Cap Fund

SEI Institutional Managed Trust/Class F Shares - SEMCX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class F Shares	$50	0.98%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$51,851	319	$109	45%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Exchange-Traded Fund	0.1%
Communication Services	1.4%
Cash Equivalent	1.5%
Consumer Staples	3.3%
Real Estate	4.8%
Materials	5.0%
Utilities	7.9%
Consumer Discretionary	9.2%
Energy	9.3%
Health Care	9.9%
Information Technology	12.6%
Financials	15.4%
Industrials	19.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Keysight Technologies Inc	2.0%
Howmet Aerospace Inc	1.3%
Hartford Insurance Group Inc/The	1.3%
Valero Energy Corp	1.2%
Edison International	1.2%
Rockwell Automation Inc	1.2%
TechnipFMC PLC	1.1%
Marathon Petroleum Corp	1.0%
Cheniere Energy Inc	1.0%
VICI Properties Inc, Cl A	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEMCX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Mid-Cap Fund

SEI Institutional Managed Trust/Class I Shares - SIPIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class I Shares	$61	1.20%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.19%.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$51,851	319	$109	45%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Exchange-Traded Fund	0.1%
Communication Services	1.4%
Cash Equivalent	1.5%
Consumer Staples	3.3%
Real Estate	4.8%
Materials	5.0%
Utilities	7.9%
Consumer Discretionary	9.2%
Energy	9.3%
Health Care	9.9%
Information Technology	12.6%
Financials	15.4%
Industrials	19.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Keysight Technologies Inc	2.0%
Howmet Aerospace Inc	1.3%
Hartford Insurance Group Inc/The	1.3%
Valero Energy Corp	1.2%
Edison International	1.2%
Rockwell Automation Inc	1.2%
TechnipFMC PLC	1.1%
Marathon Petroleum Corp	1.0%
Cheniere Energy Inc	1.0%
VICI Properties Inc, Cl A	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SIPIX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Mid-Cap Fund

SEI Institutional Managed Trust/Class Y Shares - SFDYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class Y Shares	$38	0.74%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$51,851	319	$109	45%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Exchange-Traded Fund	0.1%
Communication Services	1.4%
Cash Equivalent	1.5%
Consumer Staples	3.3%
Real Estate	4.8%
Materials	5.0%
Utilities	7.9%
Consumer Discretionary	9.2%
Energy	9.3%
Health Care	9.9%
Information Technology	12.6%
Financials	15.4%
Industrials	19.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Keysight Technologies Inc	2.0%
Howmet Aerospace Inc	1.3%
Hartford Insurance Group Inc/The	1.3%
Valero Energy Corp	1.2%
Edison International	1.2%
Rockwell Automation Inc	1.2%
TechnipFMC PLC	1.1%
Marathon Petroleum Corp	1.0%
Cheniere Energy Inc	1.0%
VICI Properties Inc, Cl A	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SFDYX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

U.S. Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - SVOAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class F Shares	$43	0.85%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$484,558	225	$862	14%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Materials	1.7%
Cash Equivalent	1.7%
Utilities	3.7%
Energy	3.8%
Industrials	6.9%
Financials	7.3%
Consumer Discretionary	7.8%
Communication Services	11.3%
Consumer Staples	13.0%
Health Care	19.5%
Information Technology	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Verizon Communications Inc	2.4%
Bristol-Myers Squibb Co	2.4%
Johnson & Johnson	2.3%
AT&T Inc	2.3%
Cisco Systems Inc	2.2%
Altria Group Inc	1.8%
Exxon Mobil Corp	1.6%
Merck & Co Inc	1.5%
Gilead Sciences Inc	1.5%
Apple Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SVOAX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

U.S. Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - SUSYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class Y Shares	$30	0.60%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$484,558	225	$862	14%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Materials	1.7%
Cash Equivalent	1.7%
Utilities	3.7%
Energy	3.8%
Industrials	6.9%
Financials	7.3%
Consumer Discretionary	7.8%
Communication Services	11.3%
Consumer Staples	13.0%
Health Care	19.5%
Information Technology	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Verizon Communications Inc	2.4%
Bristol-Myers Squibb Co	2.4%
Johnson & Johnson	2.3%
AT&T Inc	2.3%
Cisco Systems Inc	2.2%
Altria Group Inc	1.8%
Exxon Mobil Corp	1.6%
Merck & Co Inc	1.5%
Gilead Sciences Inc	1.5%
Apple Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SUSYX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Global Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - SVTAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class F Shares	$50	1.00%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$699,088	435	$2,001	21%

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Forward Contracts	0.2%
Other Countries	4.0%
Italy	1.4%
Israel	1.5%
Norway	1.5%
Spain	2.0%
France	2.1%
Canada	2.2%
Netherlands	2.6%
Hong Kong	2.9%
United Kingdom	4.3%
Switzerland	4.8%
Japan	10.2%
United States	59.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Johnson & Johnson	2.2%
Cisco Systems Inc	2.0%
Novartis AG	1.9%
Koninklijke Ahold Delhaize NV	1.8%
McKesson Corp	1.7%
AT&T Inc	1.7%
Apple Inc	1.6%
Colgate-Palmolive Co	1.5%
Altria Group Inc	1.5%
Motorola Solutions Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SVTAX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Global Managed Volatility Fund

SEI Institutional Managed Trust/Class I Shares - SGMIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class I Shares	$83	1.66%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$699,088	435	$2,001	21%

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Forward Contracts	0.2%
Other Countries	4.0%
Italy	1.4%
Israel	1.5%
Norway	1.5%
Spain	2.0%
France	2.1%
Canada	2.2%
Netherlands	2.6%
Hong Kong	2.9%
United Kingdom	4.3%
Switzerland	4.8%
Japan	10.2%
United States	59.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Johnson & Johnson	2.2%
Cisco Systems Inc	2.0%
Novartis AG	1.9%
Koninklijke Ahold Delhaize NV	1.8%
McKesson Corp	1.7%
AT&T Inc	1.7%
Apple Inc	1.6%
Colgate-Palmolive Co	1.5%
Altria Group Inc	1.5%
Motorola Solutions Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SGMIX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Global Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - SGLYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class Y Shares	$38	0.76%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$699,088	435	$2,001	21%

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Forward Contracts	0.2%
Other Countries	4.0%
Italy	1.4%
Israel	1.5%
Norway	1.5%
Spain	2.0%
France	2.1%
Canada	2.2%
Netherlands	2.6%
Hong Kong	2.9%
United Kingdom	4.3%
Switzerland	4.8%
Japan	10.2%
United States	59.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Johnson & Johnson	2.2%
Cisco Systems Inc	2.0%
Novartis AG	1.9%
Koninklijke Ahold Delhaize NV	1.8%
McKesson Corp	1.7%
AT&T Inc	1.7%
Apple Inc	1.6%
Colgate-Palmolive Co	1.5%
Altria Group Inc	1.5%
Motorola Solutions Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SGLYX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Tax-Managed Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - TMMAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Tax-Managed Managed Volatility Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Managed Volatility Fund, Class F Shares	$45	0.90%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$569,588	182	$1,082	15%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Real Estate	0.3%
Cash Equivalent	1.3%
Materials	1.5%
Energy	2.1%
Utilities	5.0%
Consumer Discretionary	6.5%
Financials	9.2%
Industrials	9.2%
Communication Services	11.7%
Consumer Staples	14.2%
Health Care	16.6%
Information Technology	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems Inc	2.5%
Johnson & Johnson	2.3%
AT&T Inc	2.2%
Verizon Communications Inc	2.0%
Apple Inc	2.0%
Walmart Inc	1.8%
Adobe Inc	1.8%
Microsoft Corp	1.7%
Motorola Solutions Inc	1.7%
Altria Group Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

TMMAX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Tax-Managed Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - STVYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Managed Managed Volatility Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Managed Volatility Fund, Class Y Shares	$33	0.65%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.66%.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$569,588	182	$1,082	15%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Real Estate	0.3%
Cash Equivalent	1.3%
Materials	1.5%
Energy	2.1%
Utilities	5.0%
Consumer Discretionary	6.5%
Financials	9.2%
Industrials	9.2%
Communication Services	11.7%
Consumer Staples	14.2%
Health Care	16.6%
Information Technology	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems Inc	2.5%
Johnson & Johnson	2.3%
AT&T Inc	2.2%
Verizon Communications Inc	2.0%
Apple Inc	2.0%
Walmart Inc	1.8%
Adobe Inc	1.8%
Microsoft Corp	1.7%
Motorola Solutions Inc	1.7%
Altria Group Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

STVYX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Tax-Managed International Managed Volatility Fund

SEI Institutional Managed Trust/Class F Shares - SMINX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Tax-Managed International Managed Volatility Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed International Managed Volatility Fund, Class F Shares	$55	1.05%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$231,798	416	$488	15%

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Other Countries	13.5%
Denmark	2.1%
Italy	2.5%
Australia	2.8%
Spain	3.3%
Hong Kong	3.5%
Netherlands	3.9%
Singapore	4.8%
Germany	6.5%
Switzerland	9.0%
France	9.4%
United Kingdom	13.3%
Japan	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Novartis AG	2.2%
Koninklijke Ahold Delhaize NV	1.8%
Engie SA	1.8%
GSK PLC	1.7%
Astellas Pharma Inc	1.6%
Orange SA	1.6%
Imperial Brands PLC	1.4%
Deutsche Telekom AG	1.4%
Tesco PLC	1.3%
Canon Inc	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMINX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Tax-Managed International Managed Volatility Fund

SEI Institutional Managed Trust/Class Y Shares - SIMYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Managed International Managed Volatility Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed International Managed Volatility Fund, Class Y Shares	$42	0.80%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$231,798	416	$488	15%

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Other Countries	13.5%
Denmark	2.1%
Italy	2.5%
Australia	2.8%
Spain	3.3%
Hong Kong	3.5%
Netherlands	3.9%
Singapore	4.8%
Germany	6.5%
Switzerland	9.0%
France	9.4%
United Kingdom	13.3%
Japan	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Novartis AG	2.2%
Koninklijke Ahold Delhaize NV	1.8%
Engie SA	1.8%
GSK PLC	1.7%
Astellas Pharma Inc	1.6%
Orange SA	1.6%
Imperial Brands PLC	1.4%
Deutsche Telekom AG	1.4%
Tesco PLC	1.3%
Canon Inc	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SIMYX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Real Estate Fund

SEI Institutional Managed Trust/Class F Shares - SETAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class F Shares	$57	1.14%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$75,097	61	$209	21%

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	1.1%
Real Estate	98.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Welltower Inc	8.5%
Equinix Inc	7.4%
Prologis Inc	6.5%
Digital Realty Trust Inc, Cl A	4.8%
American Tower Corp, Cl A	4.6%
Ventas Inc	4.1%
Crown Castle Inc	3.6%
Extra Space Storage Inc	2.8%
Brixmor Property Group Inc	2.7%
Public Storage	2.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SETAX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Real Estate Fund

SEI Institutional Managed Trust/Class I Shares - SEIRX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class I Shares	$68	1.35%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$75,097	61	$209	21%

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	1.1%
Real Estate	98.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Welltower Inc	8.5%
Equinix Inc	7.4%
Prologis Inc	6.5%
Digital Realty Trust Inc, Cl A	4.8%
American Tower Corp, Cl A	4.6%
Ventas Inc	4.1%
Crown Castle Inc	3.6%
Extra Space Storage Inc	2.8%
Brixmor Property Group Inc	2.7%
Public Storage	2.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEIRX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Real Estate Fund

SEI Institutional Managed Trust/Class Y Shares - SREYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class Y Shares	$45	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$75,097	61	$209	21%

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	1.1%
Real Estate	98.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Welltower Inc	8.5%
Equinix Inc	7.4%
Prologis Inc	6.5%
Digital Realty Trust Inc, Cl A	4.8%
American Tower Corp, Cl A	4.6%
Ventas Inc	4.1%
Crown Castle Inc	3.6%
Extra Space Storage Inc	2.8%
Brixmor Property Group Inc	2.7%
Public Storage	2.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SREYX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Core Fixed Income Fund

SEI Institutional Managed Trust/Class F Shares - TRLVX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class F Shares	$33	0.66%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,617,530	3,111	$3,633	127%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.1%
Interest Rate Swaps	0.0%
Forwards	0.0%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.1%
Loan Participations	0.4%
Materials	0.5%
Real Estate	0.9%
Consumer Staples	1.0%
Consumer Discretionary	1.2%
Energy	1.3%
Sovereign Debt	1.3%
Information Technology	1.8%
Communication Services	1.9%
Health Care	2.3%
Industrials	2.3%
Utilities	3.5%
Cash Equivalent	4.2%
Financials	6.9%
Asset-Backed Securities	7.3%
U.S. Treasury Obligations	32.9%
Mortgage-Backed Securities	39.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	03/31/31	4.4%
U.S. Treasury Notes	3.875%	03/31/28	2.8%
U.S. Treasury Notes	4.125%	02/15/36	1.6%
U.S. Treasury Bonds	4.750%	02/15/56	1.6%
U.S. Treasury Bonds	4.625%	02/15/46	1.6%
U.S. Treasury Notes	4.250%	03/31/33	1.4%
U.S. Treasury Notes	3.500%	03/15/29	1.4%
FNMA	3.500%	05/15/56	1.3%
U.S. Treasury Bills	3.624%	05/07/26	1.3%
U.S. Treasury Notes	3.500%	10/31/27	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

TRLVX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Core Fixed Income Fund

SEI Institutional Managed Trust/Class I Shares - SCXIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class I Shares	$44	0.88%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,617,530	3,111	$3,633	127%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.1%
Interest Rate Swaps	0.0%
Forwards	0.0%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.1%
Loan Participations	0.4%
Materials	0.5%
Real Estate	0.9%
Consumer Staples	1.0%
Consumer Discretionary	1.2%
Energy	1.3%
Sovereign Debt	1.3%
Information Technology	1.8%
Communication Services	1.9%
Health Care	2.3%
Industrials	2.3%
Utilities	3.5%
Cash Equivalent	4.2%
Financials	6.9%
Asset-Backed Securities	7.3%
U.S. Treasury Obligations	32.9%
Mortgage-Backed Securities	39.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	03/31/31	4.4%
U.S. Treasury Notes	3.875%	03/31/28	2.8%
U.S. Treasury Notes	4.125%	02/15/36	1.6%
U.S. Treasury Bonds	4.750%	02/15/56	1.6%
U.S. Treasury Bonds	4.625%	02/15/46	1.6%
U.S. Treasury Notes	4.250%	03/31/33	1.4%
U.S. Treasury Notes	3.500%	03/15/29	1.4%
FNMA	3.500%	05/15/56	1.3%
U.S. Treasury Bills	3.624%	05/07/26	1.3%
U.S. Treasury Notes	3.500%	10/31/27	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SCXIX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Core Fixed Income Fund

SEI Institutional Managed Trust/Class Y Shares - SCFYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class Y Shares	$21	0.42%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.41%.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,617,530	3,111	$3,633	127%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.1%
Interest Rate Swaps	0.0%
Forwards	0.0%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.1%
Loan Participations	0.4%
Materials	0.5%
Real Estate	0.9%
Consumer Staples	1.0%
Consumer Discretionary	1.2%
Energy	1.3%
Sovereign Debt	1.3%
Information Technology	1.8%
Communication Services	1.9%
Health Care	2.3%
Industrials	2.3%
Utilities	3.5%
Cash Equivalent	4.2%
Financials	6.9%
Asset-Backed Securities	7.3%
U.S. Treasury Obligations	32.9%
Mortgage-Backed Securities	39.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	03/31/31	4.4%
U.S. Treasury Notes	3.875%	03/31/28	2.8%
U.S. Treasury Notes	4.125%	02/15/36	1.6%
U.S. Treasury Bonds	4.750%	02/15/56	1.6%
U.S. Treasury Bonds	4.625%	02/15/46	1.6%
U.S. Treasury Notes	4.250%	03/31/33	1.4%
U.S. Treasury Notes	3.500%	03/15/29	1.4%
FNMA	3.500%	05/15/56	1.3%
U.S. Treasury Bills	3.624%	05/07/26	1.3%
U.S. Treasury Notes	3.500%	10/31/27	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SCFYX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

High Yield Bond Fund

SEI Institutional Managed Trust/Class F Shares - SHYAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class F Shares	$49	0.98%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a merger cost. Had this expense been excluded the ratio would have been 0.90%.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,075,045	1,396	$2,304	40%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Forward	0.0%
Rights	0.0%
U.S. Treasury Obligations	0.1%
Warrants	0.3%
Preferred Stock	1.3%
Cash Equivalent	1.6%
Real Estate	2.1%
Consumer Staples	2.5%
Utilities	3.0%
Information Technology	5.3%
Loan Participations	5.9%
Materials	7.5%
Health Care	7.5%
Asset-Backed Securities	7.7%
Industrials	9.5%
Energy	9.8%
Financials	10.2%
Communication Services	11.7%
Consumer Discretionary	13.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
NRG Energy	6.250%	11/01/34	0.6%
1261229 BC	10.000%	04/15/32	0.6%
Radiology Partners	8.500%	07/15/32	0.4%
Zayo Group Holdings	9.250%	03/09/30	0.4%
CCO Holdings	4.250%	01/15/34	0.4%
Benefit Street Partners CLO V-B, Ser 2018-5BA	0.000%	04/20/31	0.4%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.4%
Cornerstone Chemical	10.000%	05/07/29	0.4%
Rithm Capital	8.000%	07/15/30	0.4%
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	11/20/37	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SHYAX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

High Yield Bond Fund

SEI Institutional Managed Trust/Class I Shares - SEIYX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class I Shares	$60	1.20%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a merger cost. Had this expense been excluded the ratio would have been 1.12%.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,075,045	1,396	$2,304	40%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Forward	0.0%
Rights	0.0%
U.S. Treasury Obligations	0.1%
Warrants	0.3%
Preferred Stock	1.3%
Cash Equivalent	1.6%
Real Estate	2.1%
Consumer Staples	2.5%
Utilities	3.0%
Information Technology	5.3%
Loan Participations	5.9%
Materials	7.5%
Health Care	7.5%
Asset-Backed Securities	7.7%
Industrials	9.5%
Energy	9.8%
Financials	10.2%
Communication Services	11.7%
Consumer Discretionary	13.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
NRG Energy	6.250%	11/01/34	0.6%
1261229 BC	10.000%	04/15/32	0.6%
Radiology Partners	8.500%	07/15/32	0.4%
Zayo Group Holdings	9.250%	03/09/30	0.4%
CCO Holdings	4.250%	01/15/34	0.4%
Benefit Street Partners CLO V-B, Ser 2018-5BA	0.000%	04/20/31	0.4%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.4%
Cornerstone Chemical	10.000%	05/07/29	0.4%
Rithm Capital	8.000%	07/15/30	0.4%
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	11/20/37	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEIYX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

High Yield Bond Fund

SEI Institutional Managed Trust/Class Y Shares - SIYYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class Y Shares	$36	0.73%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a merger cost. Had this expense been excluded the ratio would have been 0.65%.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,075,045	1,396	$2,304	40%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Forward	0.0%
Rights	0.0%
U.S. Treasury Obligations	0.1%
Warrants	0.3%
Preferred Stock	1.3%
Cash Equivalent	1.6%
Real Estate	2.1%
Consumer Staples	2.5%
Utilities	3.0%
Information Technology	5.3%
Loan Participations	5.9%
Materials	7.5%
Health Care	7.5%
Asset-Backed Securities	7.7%
Industrials	9.5%
Energy	9.8%
Financials	10.2%
Communication Services	11.7%
Consumer Discretionary	13.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
NRG Energy	6.250%	11/01/34	0.6%
1261229 BC	10.000%	04/15/32	0.6%
Radiology Partners	8.500%	07/15/32	0.4%
Zayo Group Holdings	9.250%	03/09/30	0.4%
CCO Holdings	4.250%	01/15/34	0.4%
Benefit Street Partners CLO V-B, Ser 2018-5BA	0.000%	04/20/31	0.4%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.4%
Cornerstone Chemical	10.000%	05/07/29	0.4%
Rithm Capital	8.000%	07/15/30	0.4%
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	11/20/37	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SIYYX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Conservative Income Fund

SEI Institutional Managed Trust/Class F Shares - COIAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Conservative Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Income Fund, Class F Shares	$15	0.30%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,088,232	147	$317	0%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Financials	4.5%
Certificates of Deposit	23.2%
Repurchase Agreements	32.4%
Commercial Paper	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Goldman Sachs & Co.	3.670%	04/01/26	12.9%
TD Securities	3.670%	04/01/26	10.4%
Bank of America Securities	3.670%	04/01/26	9.2%
Chesham Finance	3.690%	04/01/26	4.0%
Landesbank Baden-Wurttemberg	3.650%	04/01/26	3.9%
Korea Development Bank	3.800%	09/18/26	1.5%
Concord Minutemen Capital	4.080%	06/08/26	1.0%
Aquitaine Funding	3.767%	08/14/26	1.0%
Royal Bank of Canada	3.920%	08/26/26	0.9%
Nutrien	4.057%	04/02/26	0.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

COIAX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Conservative Income Fund

SEI Institutional Managed Trust/Class Y Shares - COIYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Conservative Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Income Fund, Class Y Shares	$10	0.20%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,088,232	147	$317	0%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Financials	4.5%
Certificates of Deposit	23.2%
Repurchase Agreements	32.4%
Commercial Paper	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Goldman Sachs & Co.	3.670%	04/01/26	12.9%
TD Securities	3.670%	04/01/26	10.4%
Bank of America Securities	3.670%	04/01/26	9.2%
Chesham Finance	3.690%	04/01/26	4.0%
Landesbank Baden-Wurttemberg	3.650%	04/01/26	3.9%
Korea Development Bank	3.800%	09/18/26	1.5%
Concord Minutemen Capital	4.080%	06/08/26	1.0%
Aquitaine Funding	3.767%	08/14/26	1.0%
Royal Bank of Canada	3.920%	08/26/26	0.9%
Nutrien	4.057%	04/02/26	0.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

COIYX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Tax-Free Conservative Income Fund

SEI Institutional Managed Trust/Class F Shares - TFCAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Tax-Free Conservative Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Conservative Income Fund, Class F Shares	$15	0.30%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$200,166	124	$60	0%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Tax-Exempt Commercial Paper	15.7%
Municipal Bonds	87.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project	2.630%	12/01/41	3.7%
Lucie County, Florida Power & Light Project, Ser R	2.400%	09/01/28	3.5%
Lincoln, Electric System Revenue	2.460%	05/19/26	2.5%
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S	2.370%	05/15/62	2.2%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E	2.420%	04/15/34	2.0%
Illinois State, Finance Authority, Advocate Health Care Network, Sub-Ser C-1	2.450%	11/01/38	2.0%
South Carolina State, Public Service Authority, Ser A	2.520%	01/01/36	1.9%
Tender Option Bond Trust Receipts, Ser 2025-YX1436	2.400%	01/01/48	1.9%
South Dakota State, Housing Development Authority	2.370%	11/01/46	1.9%
Pittsburgh & Allegheny County, Sports & Exhibition Authority, Ser A, AG	2.410%	11/01/38	1.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

TFCAX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Tax-Free Conservative Income Fund

SEI Institutional Managed Trust/Class Y Shares - TFCYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Free Conservative Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Conservative Income Fund, Class Y Shares	$10	0.20%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$200,166	124	$60	0%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Tax-Exempt Commercial Paper	15.7%
Municipal Bonds	87.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project	2.630%	12/01/41	3.7%
Lucie County, Florida Power & Light Project, Ser R	2.400%	09/01/28	3.5%
Lincoln, Electric System Revenue	2.460%	05/19/26	2.5%
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S	2.370%	05/15/62	2.2%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E	2.420%	04/15/34	2.0%
Illinois State, Finance Authority, Advocate Health Care Network, Sub-Ser C-1	2.450%	11/01/38	2.0%
South Carolina State, Public Service Authority, Ser A	2.520%	01/01/36	1.9%
Tender Option Bond Trust Receipts, Ser 2025-YX1436	2.400%	01/01/48	1.9%
South Dakota State, Housing Development Authority	2.370%	11/01/46	1.9%
Pittsburgh & Allegheny County, Sports & Exhibition Authority, Ser A, AG	2.410%	11/01/38	1.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

TFCYX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Real Return Fund

SEI Institutional Managed Trust/Class F Shares - SRAAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Real Return Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class F Shares	$23	0.45%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$386,597	21	$248	16%

 Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.6%
U.S. Treasury Obligations	99.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Inflation Protected Securities	1.125%	10/15/30	6.8%
U.S. Treasury Inflation Protected Securities	1.625%	04/15/30	6.7%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/29	6.4%
U.S. Treasury Inflation Protected Securities	2.125%	04/15/29	6.2%
U.S. Treasury Inflation Protected Securities	2.375%	10/15/28	6.2%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/27	6.0%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/27	5.8%
U.S. Treasury Inflation Protected Securities	1.250%	04/15/28	5.8%
U.S. Treasury Inflation Protected Securities	0.125%	01/15/31	5.7%
U.S. Treasury Inflation Protected Securities	0.125%	07/15/30	5.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SRAAX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Real Return Fund

SEI Institutional Managed Trust/Class Y Shares - SRYRX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Real Return Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class Y Shares	$18	0.35%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$386,597	21	$248	16%

 Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.6%
U.S. Treasury Obligations	99.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Inflation Protected Securities	1.125%	10/15/30	6.8%
U.S. Treasury Inflation Protected Securities	1.625%	04/15/30	6.7%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/29	6.4%
U.S. Treasury Inflation Protected Securities	2.125%	04/15/29	6.2%
U.S. Treasury Inflation Protected Securities	2.375%	10/15/28	6.2%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/27	6.0%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/27	5.8%
U.S. Treasury Inflation Protected Securities	1.250%	04/15/28	5.8%
U.S. Treasury Inflation Protected Securities	0.125%	01/15/31	5.7%
U.S. Treasury Inflation Protected Securities	0.125%	07/15/30	5.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SRYRX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Dynamic Asset Allocation Fund

SEI Institutional Managed Trust/Class F Shares - SDYAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class F Shares	$37	0.75%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$750,701	529	$749	18%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.6%
Written Swaptions	-0.2%
Purchased Option	0.1%
Purchased Swaption	0.5%
Cash Equivalent	1.2%
Real Estate	1.4%
Interest Rate Swaps	1.4%
Materials	1.5%
Total Return Swaps	1.5%
Utilities	1.8%
Energy	2.9%
Consumer Staples	3.7%
Industrials	6.4%
Health Care	6.8%
Consumer Discretionary	7.0%
Communication Services	7.3%
Financials	8.9%
Information Technology	29.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	9.6%
NVIDIA Corp	5.4%
Apple Inc	4.8%
Amazon.com Inc, Cl A	2.6%
Alphabet Inc, Cl A	2.1%
Broadcom Inc	1.9%
Alphabet Inc, Cl C	1.7%
Meta Platforms Inc, Cl A	1.6%
RECV RECV OIS 4.35 11/02/2031	1.4%
Tesla Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SDYAX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Dynamic Asset Allocation Fund

SEI Institutional Managed Trust/Class Y Shares - SDYYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class Y Shares	$25	0.50%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$750,701	529	$749	18%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.6%
Written Swaptions	-0.2%
Purchased Option	0.1%
Purchased Swaption	0.5%
Cash Equivalent	1.2%
Real Estate	1.4%
Interest Rate Swaps	1.4%
Materials	1.5%
Total Return Swaps	1.5%
Utilities	1.8%
Energy	2.9%
Consumer Staples	3.7%
Industrials	6.4%
Health Care	6.8%
Consumer Discretionary	7.0%
Communication Services	7.3%
Financials	8.9%
Information Technology	29.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	9.6%
NVIDIA Corp	5.4%
Apple Inc	4.8%
Amazon.com Inc, Cl A	2.6%
Alphabet Inc, Cl A	2.1%
Broadcom Inc	1.9%
Alphabet Inc, Cl C	1.7%
Meta Platforms Inc, Cl A	1.6%
RECV RECV OIS 4.35 11/02/2031	1.4%
Tesla Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SDYYX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Multi-Strategy Alternative Fund

SEI Institutional Managed Trust/Class F Shares - SMSAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Multi-Strategy Alternative Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Alternative Fund, Class F Shares	$106	2.07%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.35%.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$235,089	478	$910	199%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Credit Default Swaps	0.0%
Total Return Swaps	0.0%
Rights	0.0%
Forwards	0.0%
Warrants	0.0%
Preferred Stock	0.3%
U.S. Treasury Obligation	0.4%
Consumer Staples	0.6%
Information Technology	0.7%
Utilities	2.2%
Real Estate	2.3%
Financials	2.9%
Energy	3.0%
Health Care	3.2%
Communication Services	5.0%
Loan Participations	5.2%
Industrials	6.9%
Cash Equivalents	8.3%
Consumer Discretionary	10.9%
Materials	11.4%
Registered Investment Companies	18.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Merger Fund, Cl I	18.3%
Long Ridge Energy	1.6%
Wynn Las Vegas	1.0%
Vail Resorts Inc	1.0%
Churchill Downs Inc	1.0%
Century Aluminum Co	1.0%
Neptune Bidco US	1.0%
Hudbay Minerals Inc	1.0%
Alcoa Corp	0.9%
Carpenter Technology Corp	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMSAX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Multi-Strategy Alternative Fund

SEI Institutional Managed Trust/Class Y Shares - SMUYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Multi-Strategy Alternative Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Alternative Fund, Class Y Shares	$93	1.82%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.10%.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$235,089	478	$910	199%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Credit Default Swaps	0.0%
Total Return Swaps	0.0%
Rights	0.0%
Forwards	0.0%
Warrants	0.0%
Preferred Stock	0.3%
U.S. Treasury Obligation	0.4%
Consumer Staples	0.6%
Information Technology	0.7%
Utilities	2.2%
Real Estate	2.3%
Financials	2.9%
Energy	3.0%
Health Care	3.2%
Communication Services	5.0%
Loan Participations	5.2%
Industrials	6.9%
Cash Equivalents	8.3%
Consumer Discretionary	10.9%
Materials	11.4%
Registered Investment Companies	18.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Merger Fund, Cl I	18.3%
Long Ridge Energy	1.6%
Wynn Las Vegas	1.0%
Vail Resorts Inc	1.0%
Churchill Downs Inc	1.0%
Century Aluminum Co	1.0%
Neptune Bidco US	1.0%
Hudbay Minerals Inc	1.0%
Alcoa Corp	0.9%
Carpenter Technology Corp	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMUYX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Multi-Asset Accumulation Fund

SEI Institutional Managed Trust/Class F Shares - SAAAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Multi-Asset Accumulation Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Accumulation Fund, Class F Shares	$59	1.15%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,155,774	291	$3,730	27%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-2.8%
Written Swaption	0.0%
Forwards	0.0%
Warrants	0.0%
Rights	0.0%
Purchased Option	0.0%
Purchased Swaption	0.1%
Total Return Swaps	1.5%
Sovereign Debt	6.3%
Common Stock	11.9%
U.S. Treasury Obligations	47.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA Corp	6.4%
Microsoft Corp	4.0%
U.S. Treasury Bills, 3.56%, 7/2/2026	2.8%
U.S. Treasury Bills, 3.78%, 5/21/2026	2.6%
U.S. Treasury Bills, 3.70%, 6/4/2026	2.6%
U.S. Treasury Inflation Protected Securities, 2.13%, 1/15/2035	2.4%
U.S. Treasury Inflation Protected Securities, 1.88%, 7/15/2034	2.2%
U.S. Treasury Inflation Protected Securities, 1.75%, 1/15/2034	2.1%
U.S. Treasury Inflation Protected Securities, 1.88%, 7/15/2035	2.1%
U.S. Treasury Inflation Protected Securities, 1.63%, 4/15/2030	2.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SAAAX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Multi-Asset Accumulation Fund

SEI Institutional Managed Trust/Class Y Shares - SMOYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Multi-Asset Accumulation Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Accumulation Fund, Class Y Shares	$46	0.90%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,155,774	291	$3,730	27%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-2.8%
Written Swaption	0.0%
Forwards	0.0%
Warrants	0.0%
Rights	0.0%
Purchased Option	0.0%
Purchased Swaption	0.1%
Total Return Swaps	1.5%
Sovereign Debt	6.3%
Common Stock	11.9%
U.S. Treasury Obligations	47.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA Corp	6.4%
Microsoft Corp	4.0%
U.S. Treasury Bills, 3.56%, 7/2/2026	2.8%
U.S. Treasury Bills, 3.78%, 5/21/2026	2.6%
U.S. Treasury Bills, 3.70%, 6/4/2026	2.6%
U.S. Treasury Inflation Protected Securities, 2.13%, 1/15/2035	2.4%
U.S. Treasury Inflation Protected Securities, 1.88%, 7/15/2034	2.2%
U.S. Treasury Inflation Protected Securities, 1.75%, 1/15/2034	2.1%
U.S. Treasury Inflation Protected Securities, 1.88%, 7/15/2035	2.1%
U.S. Treasury Inflation Protected Securities, 1.63%, 4/15/2030	2.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMOYX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Multi-Asset Income Fund

SEI Institutional Managed Trust/Class F Shares - SIOAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Multi-Asset Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Income Fund, Class F Shares	$40	0.80%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$506,415	947	$1,089	17%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Interest Rate Swaps	0.0%
Credit Default Swaps	0.0%
Forwards	0.0%
Warrants	0.0%
Municipal Bond	0.0%
Materials	0.0%
Convertible Bond	0.1%
Rights	0.1%
Utilities	0.1%
Futures Contracts	0.1%
Consumer Discretionary	0.8%
Real Estate	1.0%
Information Technology	1.1%
Energy	1.3%
U.S. Treasury Obligations	1.3%
Industrials	1.6%
Exchange-Traded Funds	1.8%
Communication Services	1.8%
Sovereign Debt	2.6%
Consumer Staples	3.6%
Health Care	4.2%
Financials	5.7%
Loan Participations	6.9%
Mortgage-Backed Securities	8.8%
Asset-Backed Securities	13.3%
Corporate Obligations	41.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 6.43%, 4/16/2026	1.3%
State Street Blackstone Senior Loan ETF	1.2%
Invesco Senior Loan ETF	0.6%
Johnson & Johnson	0.5%
Altria Group Inc	0.5%
DBS Group Holdings Ltd	0.5%
Novartis AG	0.5%
GSK PLC	0.5%
Bristol-Myers Squibb Co	0.4%
Merck & Co Inc	0.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SIOAX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Multi-Asset Income Fund

SEI Institutional Managed Trust/Class Y Shares - SLIYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Multi-Asset Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Income Fund, Class Y Shares	$35	0.70%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$506,415	947	$1,089	17%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Interest Rate Swaps	0.0%
Credit Default Swaps	0.0%
Forwards	0.0%
Warrants	0.0%
Municipal Bond	0.0%
Materials	0.0%
Convertible Bond	0.1%
Rights	0.1%
Utilities	0.1%
Futures Contracts	0.1%
Consumer Discretionary	0.8%
Real Estate	1.0%
Information Technology	1.1%
Energy	1.3%
U.S. Treasury Obligations	1.3%
Industrials	1.6%
Exchange-Traded Funds	1.8%
Communication Services	1.8%
Sovereign Debt	2.6%
Consumer Staples	3.6%
Health Care	4.2%
Financials	5.7%
Loan Participations	6.9%
Mortgage-Backed Securities	8.8%
Asset-Backed Securities	13.3%
Corporate Obligations	41.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 6.43%, 4/16/2026	1.3%
State Street Blackstone Senior Loan ETF	1.2%
Invesco Senior Loan ETF	0.6%
Johnson & Johnson	0.5%
Altria Group Inc	0.5%
DBS Group Holdings Ltd	0.5%
Novartis AG	0.5%
GSK PLC	0.5%
Bristol-Myers Squibb Co	0.4%
Merck & Co Inc	0.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLIYX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Multi-Asset Inflation Managed Fund

SEI Institutional Managed Trust/Class F Shares - SIFAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Multi-Asset Inflation Managed Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Inflation Managed Fund, Class F Shares	$49	0.94%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$545,307	1,136	$866	24%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Forwards	0.0%
Credit Default Swaps	0.0%
Real Estate	0.1%
Health Care	0.2%
Materials	0.2%
Communication Services	0.2%
Registered Investment Company	0.2%
Foreign Common Stock	0.3%
Sovereign Debt	0.3%
Industrials	0.3%
Information Technology	0.4%
Consumer Staples	0.4%
Interest Rate Swaps	0.7%
Energy	0.8%
Utilities	0.8%
Consumer Discretionary	0.9%
Futures Contracts	1.5%
U.S. Government Agency Obligations	2.2%
Financials	2.5%
Asset-Backed Securities	2.9%
Mortgage-Backed Securities	3.5%
Common Stock	27.2%
U.S. Treasury Obligations	50.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Inflation Protected Securities, 0.25%, 7/15/2029	13.7%
U.S. Treasury Inflation Protected Securities, 0.38%, 7/15/2027	5.5%
U.S. Treasury Inflation Protected Securities, 1.63%, 4/15/2030	4.5%
U.S. Treasury Inflation Protected Securities, 0.13%, 7/15/2030	4.4%
U.S. Treasury Bills, 3.59%, 5/7/2026	4.2%
U.S. Treasury Inflation Protected Securities, 1.13%, 10/15/2030	3.5%
Exxon Mobil Corp	2.7%
U.S. Treasury Bills, 3.64%, 5/12/2026	1.5%
Chevron Corp	1.5%
Walmart Inc	1.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SIFAX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Multi-Asset Inflation Managed Fund

SEI Institutional Managed Trust/Class Y Shares - SLFYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Multi-Asset Inflation Managed Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Inflation Managed Fund, Class Y Shares	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.65%.

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$545,307	1,136	$866	24%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Forwards	0.0%
Credit Default Swaps	0.0%
Real Estate	0.1%
Health Care	0.2%
Materials	0.2%
Communication Services	0.2%
Registered Investment Company	0.2%
Foreign Common Stock	0.3%
Sovereign Debt	0.3%
Industrials	0.3%
Information Technology	0.4%
Consumer Staples	0.4%
Interest Rate Swaps	0.7%
Energy	0.8%
Utilities	0.8%
Consumer Discretionary	0.9%
Futures Contracts	1.5%
U.S. Government Agency Obligations	2.2%
Financials	2.5%
Asset-Backed Securities	2.9%
Mortgage-Backed Securities	3.5%
Common Stock	27.2%
U.S. Treasury Obligations	50.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Inflation Protected Securities, 0.25%, 7/15/2029	13.7%
U.S. Treasury Inflation Protected Securities, 0.38%, 7/15/2027	5.5%
U.S. Treasury Inflation Protected Securities, 1.63%, 4/15/2030	4.5%
U.S. Treasury Inflation Protected Securities, 0.13%, 7/15/2030	4.4%
U.S. Treasury Bills, 3.59%, 5/7/2026	4.2%
U.S. Treasury Inflation Protected Securities, 1.13%, 10/15/2030	3.5%
Exxon Mobil Corp	2.7%
U.S. Treasury Bills, 3.64%, 5/12/2026	1.5%
Chevron Corp	1.5%
Walmart Inc	1.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLFYX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Multi-Asset Capital Stability Fund

SEI Institutional Managed Trust/Class F Shares - SCLAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Multi-Asset Capital Stability Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Capital Stability Fund, Class F Shares	$31	0.62%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$428,586	113	$792	77%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.7%
Written Option	0.0%
Purchased Option	0.0%
Total Return Swaps	1.4%
U.S. Government Agency Obligation	1.7%
Exchange-Traded Funds	2.8%
U.S. Treasury Obligations	22.4%
Commercial Paper	27.6%
Common Stock	29.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	11.8%
NVIDIA Corp	9.3%
Broadcom Inc	3.2%
Walt Disney Co/The	1.7%
FHLMC	1.7%
Janus Henderson AAA CLO ETF	1.5%
U.S. Treasury Inflation Protected Securities, 1.13%, 10/15/2030	1.5%
U.S. Treasury Inflation Protected Securities, 1.63%, 4/15/2030	1.5%
U.S. Treasury Inflation Protected Securities, 1.63%, 10/15/2029	1.4%
U.S. Treasury Inflation Protected Securities, 2.13%, 4/15/2029	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SCLAX-SAR-2026

Semi-Annual Shareholder Report: March 31, 2026

Multi-Asset Capital Stability Fund

SEI Institutional Managed Trust/Class Y Shares - SMLYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Multi-Asset Capital Stability Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Capital Stability Fund, Class Y Shares	$26	0.52%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$428,586	113	$792	77%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.7%
Written Option	0.0%
Purchased Option	0.0%
Total Return Swaps	1.4%
U.S. Government Agency Obligation	1.7%
Exchange-Traded Funds	2.8%
U.S. Treasury Obligations	22.4%
Commercial Paper	27.6%
Common Stock	29.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	11.8%
NVIDIA Corp	9.3%
Broadcom Inc	3.2%
Walt Disney Co/The	1.7%
FHLMC	1.7%
Janus Henderson AAA CLO ETF	1.5%
U.S. Treasury Inflation Protected Securities, 1.13%, 10/15/2030	1.5%
U.S. Treasury Inflation Protected Securities, 1.63%, 4/15/2030	1.5%
U.S. Treasury Inflation Protected Securities, 1.63%, 10/15/2029	1.4%
U.S. Treasury Inflation Protected Securities, 2.13%, 4/15/2029	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMLYX-SAR-2026

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights filed herein.

March 31, 2026

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Institutional Managed Trust

Large Cap Fund	Tax-Managed International Managed
Large Cap Value Fund	Volatility Fund
Large Cap Growth Fund	Real Estate Fund
Large Cap Index Fund	Core Fixed Income Fund
Tax-Managed Large Cap Fund	High Yield Bond Fund
S&P 500 Index Fund	Conservative Income Fund
Small Cap Fund	Tax-Free Conservative Income Fund
Small Cap Value Fund	Real Return Fund
Small Cap Growth Fund	Dynamic Asset Allocation Fund
Tax-Managed Small/Mid Cap Fund	Multi-Strategy Alternative Fund
Mid-Cap Fund	Multi-Asset Accumulation Fund
U.S. Managed Volatility Fund	Multi-Asset Income Fund
Global Managed Volatility Fund	Multi-Asset Inflation Managed Fund
Tax-Managed Managed Volatility Fund	Multi-Asset Capital Stability Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments/Consolidated Schedules of Investments	1
Glossary	258
Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities	260
Statements of Operations/Consolidated Statements of Operations	272
Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets	278
Statement of Cash Flows	286
Financial Highlights/Consolidated Financial Highlights	287
Notes to Financial Statements/Notes to Consolidated Financial Statements	302
Other Information (Form N-CSRS Items 8-11) (Unaudited)	349

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Large Cap Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† — 99.0%

Communication Services — 11.0%
Alphabet Inc, Cl A	144,148	$41,451
Alphabet Inc, Cl C	90,193	25,873
AT&T Inc	569,930	16,522
Comcast Corp, Cl A	205,721	5,906
Fox Corp, Cl A	75,165	4,390
Match Group Inc	104,543	3,210
Meta Platforms Inc, Cl A	47,552	27,206
Netflix Inc *	176,253	16,947
New York Times Co/The, Cl A	11,526	965
Nexstar Media Group Inc, Cl A	6,092	1,102
Omnicom Group Inc	18,433	1,388
Roku Inc, Cl A *	17,863	1,690
TKO Group Holdings Inc, Cl A	9,084	1,832
Verizon Communications Inc	83,917	4,213
Versant Media Group Inc *	8,101	300
Walt Disney Co/The	30,692	2,958
		155,953
Consumer Discretionary — 11.3%
Abercrombie & Fitch Co, Cl A *	34,813	3,181
ADT Inc	126,920	834
Airbnb Inc, Cl A *	31,480	3,975
Amazon.com Inc, Cl A *	150,670	31,380
Amer Sports Inc *	8,407	277
Autoliv Inc	3,084	324
AutoNation Inc *	14,287	2,790
AutoZone Inc *	923	3,118
Bloomin' Brands Inc	75,077	405
Booking Holdings Inc	1,656	6,972
BorgWarner Inc	43,236	2,346
Deckers Outdoor Corp *	22,912	2,293
Domino's Pizza Inc	8,908	3,196
eBay Inc	140,338	12,774
Expedia Group Inc	20,654	4,769
Ford Motor Co	65,375	754
Gap Inc/The	48,653	1,177
Garrett Motion Inc	15,646	284
General Motors Co	140,589	10,474
Goodyear Tire & Rubber Co/The *	31,643	210
Grand Canyon Education Inc *	5,899	1,003
Hasbro Inc	2,993	280
KB Home	7,667	397
Magna International Inc, Cl A	52,181	2,912
McDonald's Corp	15,155	4,710
MercadoLibre Inc *	955	1,651
O'Reilly Automotive Inc *	31,122	2,873
Penske Automotive Group Inc, Cl A	15,532	2,322
Phinia Inc	10,838	742
PulteGroup Inc	34,219	4,025
PVH Corp	16,256	1,134
Ralph Lauren Corp, Cl A	16,820	5,786
Ross Stores Inc	21,487	4,655
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Sea Ltd ADR *	20,747	$1,718
SharkNinja Inc *	2,430	257
Tapestry Inc	61,384	8,662
Tesla Inc *	11,610	4,316
TJX Cos Inc/The	54,875	8,764
Ulta Beauty Inc *	11,737	6,135
Whirlpool Corp	19,804	1,068
Williams-Sonoma Inc	5,860	1,069
Yum! Brands Inc	27,445	4,267
		160,279
Consumer Staples — 6.0%
Albertsons Cos Inc, Cl A	81,694	1,392
Altria Group Inc	167,171	11,032
Archer-Daniels-Midland Co	59,552	4,329
Campbell's Company/The	32,377	721
Colgate-Palmolive Co	31,942	2,722
Conagra Brands Inc	179,167	2,816
Diageo PLC ADR	35,875	2,671
Dollar General Corp	45,694	5,425
Estee Lauder Cos Inc/The, Cl A	33,117	2,377
General Mills Inc	24,977	930
Hershey Co/The	7,127	1,482
Ingredion Inc	25,929	2,921
Kimberly-Clark Corp	59,313	5,722
Kraft Heinz Co/The	42,746	961
Kroger Co/The	187,324	13,555
Molson Coors Beverage Co, Cl B	50,847	2,189
Monster Beverage Corp *	92,518	6,704
Philip Morris International Inc	25,339	4,190
Procter & Gamble Co/The	29,794	4,303
Unilever PLC ADR	97,743	5,568
Walmart Inc	27,877	3,465
		85,475
Energy — 3.6%
APA Corp	43,002	1,825
BP PLC ADR	92,310	4,339
Canadian Natural Resources Ltd	96,378	4,697
ConocoPhillips	64,254	8,482
Devon Energy Corp	18,333	923
Exxon Mobil Corp	36,336	6,165
Halliburton Co	87,058	3,394
HF Sinclair Corp	30,301	1,890
Marathon Petroleum Corp	18,193	4,442
Scorpio Tankers Inc	12,770	953
Shell PLC ADR	52,529	4,885
SLB Ltd, Cl A	64,553	3,317
Valero Energy Corp	20,892	5,162
		50,474
Financials — 11.9%
Allstate Corp/The	20,708	4,294
American International Group Inc	32,399	2,438
Ameriprise Financial Inc	7,331	3,258

SEI Institutional Managed Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Large Cap Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Annaly Capital Management Inc ‡	193,418	$4,091
Bank of America Corp	161,925	7,894
Bank of New York Mellon Corp/The	94,712	11,236
Capital One Financial Corp	4,084	745
Citigroup Inc	162,446	18,423
Citizens Financial Group Inc	12,626	757
Corebridge Financial Inc	9,480	226
East West Bancorp Inc	23,532	2,512
Everest Group Ltd	2,104	688
Federated Hermes Inc, Cl B	12,040	683
Figure Technology Solutions Inc, Cl A *	25,325	860
First Horizon Corp	78,064	1,777
Global Payments Inc	103,204	6,946
Goldman Sachs Group Inc/The	7,615	6,442
Hartford Insurance Group Inc/The	38,719	5,236
Jack Henry & Associates Inc	12,277	1,940
JPMorgan Chase & Co	15,573	4,581
M&T Bank Corp	9,537	1,971
Mastercard Inc, Cl A	10,037	5,015
MetLife Inc	5,123	362
MGIC Investment Corp	48,221	1,266
Moody's Corp	33,622	14,668
Morningstar Inc, Cl A	3,133	530
Northern Trust Corp	5,653	789
Old Republic International Corp	7,780	310
PayPal Holdings Inc	31,572	1,428
Radian Group Inc	28,760	951
Regions Financial Corp	108,576	2,836
Robinhood Markets Inc, Cl A *	12,145	842
Rocket Cos Inc, Cl A *	69,213	986
S&P Global Inc	7,274	3,094
State Street Corp	52,405	6,632
Synchrony Financial	76,046	5,173
Truist Financial Corp	6,872	316
Unum Group	27,100	1,979
Visa Inc, Cl A	64,736	19,566
Voya Financial Inc	6,800	464
Wells Fargo & Co	93,720	7,461
Western Union Co/The	57,967	506
Willis Towers Watson PLC	20,775	6,039
Zions Bancorp NA	17,984	1,036
		169,247
Health Care — 12.5%
Abivax SA ADR *	7,335	817
Arrowhead Pharmaceuticals Inc *	14,410	903
AstraZeneca PLC	5,924	1,168
BioMarin Pharmaceutical Inc *	53,222	3,006
Boston Scientific Corp *	54,535	3,422
Bristol-Myers Squibb Co	72,977	4,426
Cardinal Health Inc	19,748	4,173
Cencora Inc, Cl A	11,345	3,564
Cigna Group/The	4,286	1,143
CVS Health Corp	136,105	9,775
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Danaher Corp, Cl A	14,845	$2,815
DaVita Inc *	4,774	734
Dianthus Therapeutics Inc *	5,638	473
Edwards Lifesciences Corp, Cl A *	43,994	3,523
Eli Lilly & Co	2,473	2,275
Exelixis Inc *	133,687	5,734
Genmab A/S ADR *	82,643	2,217
Gilead Sciences Inc	80,718	11,250
GSK PLC ADR	90,868	5,015
HCA Healthcare Inc	9,681	4,581
Humana Inc	14,481	2,511
ICON PLC *	32,709	3,620
IDEXX Laboratories Inc *	1,711	961
Incyte Corp *	29,565	2,783
Insulet Corp *	5,914	1,241
Intuitive Surgical Inc *	1,349	622
Jazz Pharmaceuticals PLC *	13,318	2,518
Johnson & Johnson	111,335	27,215
Medtronic PLC	44,558	3,861
Merck & Co Inc	72,717	8,747
Mettler-Toledo International Inc *	12,259	15,461
Natera Inc *	9,471	1,894
Neurocrine Biosciences Inc *	4,446	586
Pfizer Inc	168,730	4,738
Regeneron Pharmaceuticals Inc	837	647
ResMed Inc	11,175	2,509
Royalty Pharma PLC, Cl A	69,874	3,352
Sanofi SA ADR	40,173	1,935
Stryker Corp	12,645	4,155
Tenet Healthcare Corp *	7,702	1,453
United Therapeutics Corp *	4,772	2,830
UnitedHealth Group Inc	2,079	562
Universal Health Services Inc, Cl B	11,193	2,003
Veeva Systems Inc, Cl A *	15,266	2,682
Vertex Pharmaceuticals Inc *	1,313	586
Viatris Inc, Cl W	217,005	2,932
Zoetis Inc, Cl A	35,235	4,165
		177,583
Industrials — 10.4%
A O Smith Corp	20,820	1,373
AerCap Holdings NV	33,241	4,560
AGCO Corp	26,709	3,095
Allegion PLC	8,273	1,202
Allison Transmission Holdings Inc	27,092	3,171
AMETEK Inc	21,179	4,540
Caterpillar Inc, Cl A	9,610	6,808
CNH Industrial NV	107,853	1,186
Cummins Inc	12,001	6,457
Curtiss-Wright Corp	1,398	952
Delta Air Lines Inc, Cl A	97,802	6,502
Donaldson Co Inc, Cl A	12,034	1,021
Dover Corp	3,838	800
Fastenal Co, Cl A	40,099	1,861

2	SEI Institutional Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
FedEx Corp	15,635	$5,569
GE Vernova Inc	4,635	4,046
General Electric Co	30,345	8,611
Genpact Ltd	16,434	612
Graco Inc	40,221	3,405
HEICO Corp	18,033	4,945
Huntington Ingalls Industries Inc, Cl A	4,780	1,816
Illinois Tool Works Inc	7,649	1,991
Johnson Controls International PLC	6,770	887
Lincoln Electric Holdings Inc	7,669	1,910
Lockheed Martin Corp	2,982	1,802
ManpowerGroup Inc	10,692	315
Masco Corp	29,239	1,765
Middleby Corp/The *	20,796	2,757
Mueller Industries Inc	23,045	2,553
Oshkosh Corp	9,863	1,452
Otis Worldwide Corp	35,201	2,713
Owens Corning	24,808	2,685
Parker-Hannifin Corp, Cl A	5,786	5,180
QXO Inc *	278,797	5,414
Regal Rexnord Corp	12,165	2,278
Rockwell Automation Inc	11,349	4,073
Ryder System Inc	14,221	2,911
Science Applications International Corp	11,838	1,124
Snap-on Inc	21,916	7,960
Textron Inc	25,841	2,263
Trane Technologies PLC	8,721	3,634
TransDigm Group Inc	5,143	5,961
United Airlines Holdings Inc *	22,478	2,070
Veralto Corp	42,305	3,741
Verisk Analytics Inc, Cl A	12,013	2,279
Woodward Inc	4,291	1,536
WW Grainger Inc	3,318	3,619
		147,405
Information Technology — 27.0%
Adobe Inc *	40,098	9,747
Advanced Micro Devices Inc *	1,195	243
Amdocs Ltd	41,692	2,721
Amphenol Corp, Cl A	76,646	9,684
Analog Devices Inc	14,248	4,533
Apple Inc	223,107	56,622
Applied Materials Inc	9,164	3,132
AppLovin Corp, Cl A *	10,223	4,069
Arista Networks Inc *	7,796	957
Arrow Electronics Inc, Cl A *	12,646	1,814
Astera Labs Inc *	14,451	1,584
Autodesk Inc, Cl A *	21,998	5,266
Broadcom Inc	48,715	15,078
Cadence Design Systems Inc *	1,715	477
Ciena Corp *	6,715	2,607
Cirrus Logic Inc *	35,966	5,201
Cisco Systems Inc	233,268	18,099
Cognizant Technology Solutions Corp, Cl A	4,489	275
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Corning Inc, Cl B	24,930	$3,390
Dell Technologies Inc, Cl C	18,272	2,999
Dolby Laboratories Inc, Cl A	28,530	1,714
Dropbox Inc, Cl A *	129,051	2,932
F5 Inc, Cl A *	17,956	5,195
Flex Ltd *	55,264	3,618
Fortinet Inc *	28,834	2,356
Gen Digital Inc	107,398	2,022
GoDaddy Inc, Cl A *	3,372	279
Guidewire Software Inc *	1,885	282
Hewlett Packard Enterprise Co	94,053	2,239
HP Inc	59,469	1,142
International Business Machines Corp	7,418	1,798
Intuit Inc	15,142	6,547
Jabil Inc	15,809	4,199
Lam Research Corp	46,032	9,835
Manhattan Associates Inc *	19,217	2,558
Micron Technology Inc	3,163	1,069
Microsoft Corp	135,092	50,007
MongoDB Inc, Cl A *	2,361	578
Motorola Solutions Inc	5,604	2,432
Nebius Group NV, Cl A *	53,087	5,508
NetApp Inc	28,612	2,930
NVIDIA Corp	387,554	67,589
ON Semiconductor Corp *	91,401	5,660
Oracle Corp, Cl B	17,415	2,562
Palantir Technologies Inc, Cl A *	12,562	1,838
Pegasystems Inc	11,110	473
QUALCOMM Inc	57,094	7,353
Salesforce Inc	53,006	9,895
Sandisk Corp/DE *	576	366
Shopify Inc, Cl A *	4,164	494
Skyworks Solutions Inc	24,375	1,305
Snowflake Inc, Cl A *	7,952	1,199
Taiwan Semiconductor Manufacturing Co Ltd ADR	28,055	9,481
TD SYNNEX Corp	18,809	3,173
Twilio Inc, Cl A *	12,782	1,608
VeriSign Inc	14,719	3,656
Vontier Corp	117,714	4,175
Western Digital Corp	15,825	4,281
		382,846
Materials — 1.9%
Amrize Ltd *	19,109	1,070
Celanese Corp, Cl A	58,094	3,821
Crown Holdings Inc	5,571	558
DuPont de Nemours Inc	7,711	353
Eastman Chemical Co	19,924	1,521
Ecolab Inc	1,040	277
Graphic Packaging Holding Co	24,204	240
Linde PLC	7,977	3,955
Newmont Corp	75,563	8,180
O-I Glass Inc, Cl I *	74,110	779

SEI Institutional Managed Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Large Cap Fund (Concluded)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Smurfit WestRock PLC	58,311	$2,324
Steel Dynamics Inc	12,367	2,226
Sylvamo Corp	21,674	915
		26,219
Real Estate — 1.0%
Healthpeak Properties Inc ‡	249,936	4,106
Host Hotels & Resorts Inc ‡	285,250	5,465
Howard Hughes Holdings Inc *	30,082	1,903
Omega Healthcare Investors Inc ‡	60,760	2,663
		14,137
Utilities — 2.4%
Constellation Energy Corp	2,101	587
Edison International	50,373	3,686
Entergy Corp	24,632	2,767
Eversource Energy	37,109	2,571
FirstEnergy Corp	91,730	4,647
National Fuel Gas Co	36,269	3,408
NRG Energy Inc	17,372	2,539
Sempra	29,494	2,866
Talen Energy Corp *	7,422	2,369
UGI Corp	64,386	2,345
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	73,523	$5,841
		33,626
Total Common Stock
(Cost $821,154) ($ Thousands)		1,403,244

PREFERRED STOCK — 0.0%

Financials — 0.0%
Allstate Corp, 7.375%	11,362	289
M&T Bank, 7.500%	25,000	641
		930
Total Preferred Stock
(Cost $973) ($ Thousands)		930

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	12,626,317	12,626
Total Cash Equivalent
(Cost $12,626) ($ Thousands)		12,626
Total Investments in Securities — 99.9%
(Cost $834,753) ($ Thousands)		$1,416,800

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
S&P 500 Index E-Mini	23	Jun-2026	$7,601	$7,556	$(45)
S&P Mid Cap 400 Index E-Mini	7	Jun-2026	2,375	2,378	3
			$9,976	$9,934	$(42)

Percentages are based on Net Assets of $1,417,549 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,403,244	—	—	1,403,244
Preferred Stock	—	930	—	930
Cash Equivalent	12,626	—	—	12,626
Total Investments in Securities	1,415,870	930	—	1,416,800

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	3	—	—	3
Unrealized Depreciation	(45)	—	—	(45)
Total Other Financial Instruments	(42)	—	—	(42)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

4	SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$9,989	$156,831	$(154,194)	$—	$—	$12,626	$288	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Large Cap Value Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 98.7%

Communication Services — 8.9%
Alphabet Inc, Cl A	55,043	$15,828
Alphabet Inc, Cl C	988	284
AT&T Inc	1,410,092	40,879
BCE Inc	208,845	5,271
Comcast Corp, Cl A	914,878	26,266
Fox Corp, Cl A	111,148	6,491
Fox Corp, Cl B	31,280	1,661
Match Group Inc	41,172	1,264
Millicom International Cellular SA	19,745	1,480
Nexstar Media Group Inc, Cl A	5,659	1,023
Omnicom Group Inc	95,743	7,210
Pinterest Inc, Cl A *	85,728	1,572
Verizon Communications Inc	118,356	5,942
Versant Media Group Inc *	36,595	1,355
Walt Disney Co/The	42,321	4,079
		120,605
Consumer Discretionary — 7.2%
Abercrombie & Fitch Co, Cl A *	39,728	3,630
ADT Inc	195,498	1,284
Aptiv PLC *	37,724	2,620
Autoliv Inc	7,859	826
AutoNation Inc *	10,940	2,136
Best Buy Co Inc	49,330	3,167
BorgWarner Inc	90,533	4,912
Crocs Inc *	13,228	1,098
eBay Inc	111,918	10,187
Expedia Group Inc	37,908	8,753
Ford Motor Co	185,547	2,141
Gap Inc/The	54,511	1,319
General Motors Co	331,480	24,695
Genuine Parts Co	53,383	5,645
Lear Corp	8,769	1,062
LKQ Corp	45,998	1,351
Lowe's Cos Inc	21,916	5,178
Macy's Inc	53,670	971
Magna International Inc, Cl A	63,243	3,530
Mattel Inc *	62,210	904
Penske Automotive Group Inc, Cl A	13,566	2,028
PulteGroup Inc	38,527	4,531
PVH Corp	30,076	2,098
Restaurant Brands International Inc	13,529	1,000
Whirlpool Corp	27,736	1,496
		96,562
Consumer Staples — 8.7%
Albertsons Cos Inc, Cl A	176,398	3,006
Altria Group Inc	133,133	8,785
Archer-Daniels-Midland Co	190,088	13,817
Conagra Brands Inc	201,666	3,170
Diageo PLC ADR	66,058	4,918
Dollar General Corp	47,238	5,609
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Estee Lauder Cos Inc/The, Cl A	30,340	$2,177
Ingredion Inc	41,015	4,621
Kimberly-Clark Corp	41,896	4,042
Kraft Heinz Co/The	56,221	1,264
Kroger Co/The	352,855	25,533
Molson Coors Beverage Co, Cl B	102,466	4,412
Philip Morris International Inc	58,568	9,684
Target Corp, Cl A	119,155	14,442
Tyson Foods Inc, Cl A	101,825	6,524
Unilever PLC ADR	91,399	5,207
		117,211
Energy — 7.6%
APA Corp	162,026	6,876
BP PLC ADR	60,011	2,821
Canadian Natural Resources Ltd	81,542	3,974
Chevron Corp	20,473	4,236
ConocoPhillips	110,237	14,551
Devon Energy Corp	106,181	5,343
Exxon Mobil Corp	143,999	24,431
Halliburton Co	51,526	2,009
HF Sinclair Corp	52,856	3,298
Marathon Petroleum Corp	5,641	1,377
NOV Inc	77,478	1,457
Shell PLC ADR	61,589	5,728
SLB Ltd, Cl A	44,290	2,276
Valero Energy Corp	95,188	23,519
		101,896
Financials — 20.4%
Allstate Corp/The	30,009	6,222
Ally Financial Inc	68,772	2,698
American Express Co	13,290	4,020
American International Group Inc	33,683	2,535
Ameriprise Financial Inc	1,573	699
Annaly Capital Management Inc ‡	182,448	3,859
Bank of America Corp	367,971	17,939
Bank of New York Mellon Corp/The	165,755	19,663
Bank OZK	36,589	1,679
Berkshire Hathaway Inc, Cl B *	8,001	3,834
Capital One Financial Corp	15,887	2,898
Chubb Ltd	24,511	7,989
Citigroup Inc	341,426	38,721
Citizens Financial Group Inc	40,778	2,445
Corebridge Financial Inc	66,795	1,594
East West Bancorp Inc	20,220	2,159
Equitable Holdings Inc	36,553	1,356
Everest Group Ltd	14,530	4,749
Fidelity National Information Services Inc, Cl B	18,002	844
First Citizens BancShares Inc/NC, Cl A	2,342	4,414
First Horizon Corp	69,151	1,574
Global Payments Inc	179,980	12,113
Hartford Insurance Group Inc/The	14,512	1,962

6	SEI Institutional Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
JPMorgan Chase & Co	41,925	$12,333
Lincoln National Corp	59,229	2,103
M&T Bank Corp	20,582	4,255
MetLife Inc	114,501	8,097
MGIC Investment Corp	72,633	1,907
Morgan Stanley	66,059	10,871
Northern Trust Corp	20,587	2,873
PayPal Holdings Inc	167,390	7,571
Popular Inc	9,314	1,250
Prudential Financial Inc	75,080	7,335
Radian Group Inc	58,383	1,931
Raymond James Financial Inc	45,580	6,600
Regions Financial Corp	96,913	2,531
Reinsurance Group of America Inc, Cl A	17,272	3,526
RenaissanceRe Holdings Ltd	10,250	3,047
State Street Corp	42,401	5,366
Synchrony Financial	119,522	8,130
T Rowe Price Group Inc	53,195	4,795
Travelers Cos Inc/The	19,118	5,576
Truist Financial Corp	148,530	6,828
Unum Group	50,647	3,699
US Bancorp	20,292	1,055
Voya Financial Inc	50,480	3,449
Wells Fargo & Co	79,038	6,292
Western Union Co/The	166,789	1,456
Willis Towers Watson PLC	12,557	3,650
Zions Bancorp NA	37,653	2,170
		274,662
Health Care — 13.6%
Baxter International Inc	129,433	2,174
Becton Dickinson & Co	14,347	2,256
BioMarin Pharmaceutical Inc *	69,921	3,950
Bristol-Myers Squibb Co	63,911	3,876
Cardinal Health Inc	52,233	11,037
Centene Corp *	126,891	4,154
Cigna Group/The	18,389	4,905
CVS Health Corp	217,066	15,590
Exelixis Inc *	24,006	1,030
Genmab A/S ADR *	60,494	1,623
Gilead Sciences Inc	114,852	16,007
GSK PLC ADR	72,246	3,987
HCA Healthcare Inc	2,657	1,257
Humana Inc	15,868	2,751
ICON PLC *	40,693	4,503
Incyte Corp *	25,850	2,433
Jazz Pharmaceuticals PLC *	22,079	4,174
Johnson & Johnson	52,443	12,819
McKesson Corp	9,577	8,288
Medtronic PLC	127,362	11,036
Merck & Co Inc	116,008	13,955
Novartis AG ADR	42,406	6,477
Organon & Co	43,763	262
Pfizer Inc	815,017	22,886
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Royalty Pharma PLC, Cl A	63,949	$3,068
Sanofi SA ADR	76,130	3,668
United Therapeutics Corp *	6,467	3,835
UnitedHealth Group Inc	9,964	2,696
Viatris Inc, Cl W	547,931	7,403
Zoetis Inc, Cl A	12,026	1,422
		183,522
Industrials — 11.1%
Acuity Inc	3,814	1,069
AECOM	24,943	2,116
AerCap Holdings NV	41,579	5,704
AGCO Corp	25,267	2,928
Alaska Air Group Inc *	35,487	1,305
Allison Transmission Holdings Inc	40,645	4,758
CNH Industrial NV	294,785	3,243
Cummins Inc	5,350	2,878
Delta Air Lines Inc, Cl A	227,033	15,093
Expeditors International of Washington Inc	25,672	3,677
FedEx Corp	15,216	5,420
General Dynamics Corp	31,659	10,866
Genpact Ltd	79,208	2,950
Huntington Ingalls Industries Inc, Cl A	14,097	5,355
Johnson Controls International PLC	72,046	9,434
Leidos Holdings Inc	24,685	3,839
Lockheed Martin Corp	3,741	2,261
Lyft Inc, Cl A *	101,790	1,354
ManpowerGroup Inc	44,402	1,308
Middleby Corp/The *	13,036	1,728
Mueller Industries Inc	14,002	1,551
Oshkosh Corp	21,439	3,156
Owens Corning	17,934	1,941
PACCAR Inc	73,918	8,538
Regal Rexnord Corp	14,491	2,714
RTX Corp	71,056	13,707
Ryder System Inc	18,683	3,825
Science Applications International Corp	12,636	1,199
Siemens AG ADR	46,261	5,638
Snap-on Inc	18,096	6,573
Textron Inc	72,569	6,354
Toro Co/The	14,466	1,352
United Airlines Holdings Inc *	19,196	1,767
United Parcel Service Inc, Cl B	48,494	4,771
		150,372
Information Technology — 10.6%
Adobe Inc *	60,810	14,782
Amdocs Ltd	62,562	4,083
Amkor Technology Inc	16,498	743
Applied Materials Inc	5,614	1,919
Arrow Electronics Inc, Cl A *	29,256	4,196
Broadcom Inc	25,109	7,771
Cirrus Logic Inc *	31,982	4,625
Cisco Systems Inc	203,337	15,777

SEI Institutional Managed Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Large Cap Value Fund (Concluded)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Cognizant Technology Solutions Corp, Cl A	137,136	$8,413
Dell Technologies Inc, Cl C	19,668	3,228
Dropbox Inc, Cl A *	65,375	1,485
DXC Technology Co *	124,174	1,561
F5 Inc, Cl A *	9,891	2,862
Gen Digital Inc	41,991	791
GoDaddy Inc, Cl A *	23,568	1,948
Hewlett Packard Enterprise Co	449,091	10,693
HP Inc	258,302	4,962
Jabil Inc	30,803	8,182
Microsoft Corp	15,996	5,921
ON Semiconductor Corp *	84,263	5,218
QUALCOMM Inc	132,812	17,103
Salesforce Inc	37,840	7,064
Skyworks Solutions Inc	38,844	2,080
TD SYNNEX Corp	24,017	4,052
Vontier Corp	94,752	3,361
		142,820
Materials — 3.6%
Celanese Corp, Cl A	64,099	4,216
CF Industries Holdings Inc	55,072	7,150
Crown Holdings Inc	50,372	5,050
Dow Inc	127,438	5,308
Eastman Chemical Co	40,818	3,115
LyondellBasell Industries NV, Cl A	42,562	3,429
Mosaic Co/The	44,860	1,144
Newmont Corp	93,573	10,129
O-I Glass Inc, Cl I *	128,378	1,349
Smurfit WestRock PLC	88,638	3,532
Steel Dynamics Inc	19,476	3,506
Sylvamo Corp	30,589	1,292
		49,220
Real Estate — 2.8%
Crown Castle Inc ‡	47,767	3,884
Healthpeak Properties Inc ‡	595,838	9,790
Host Hotels & Resorts Inc ‡	493,843	9,462
Howard Hughes Holdings Inc *	44,017	2,784
Jones Lang LaSalle Inc *	13,551	4,124
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Omega Healthcare Investors Inc ‡	24,072	$1,055
Rayonier Inc ‡	50,220	1,035
VICI Properties Inc, Cl A ‡	227,548	6,217
		38,351
Utilities — 4.2%
Duke Energy Corp	65,709	8,604
Edison International	83,875	6,138
Eversource Energy	51,116	3,541
Exelon Corp	78,787	3,862
FirstEnergy Corp	74,979	3,798
National Fuel Gas Co	34,734	3,264
NextEra Energy Inc	92,040	8,549
NRG Energy Inc	20,144	2,944
Sempra	59,286	5,761
UGI Corp	120,785	4,399
Xcel Energy Inc	79,243	6,295
		57,155

Total Common Stock
(Cost $910,747) ($ Thousands)		1,332,376

PREFERRED STOCK — 0.1%

Financials — 0.1%
Allstate Corp, 7.375%	41,431	1,054

Total Preferred Stock
(Cost $1,100) ($ Thousands)		1,054

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	8,915,282	8,915
Total Cash Equivalent
(Cost $8,915) ($ Thousands)		8,915
Total Investments in Securities — 99.5%
(Cost $920,762) ($ Thousands)		$1,342,345

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
S&P 500 Index E-Mini	6	Jun-2026	$2,003	$1,972	$(31)
S&P Mid Cap 400 Index E-Mini	7	Jun-2026	2,355	2,377	22
			$4,358	$4,349	$(9)

8	SEI Institutional Managed Trust

Percentages are based on Net Assets of $1,349,662 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,332,376	–	–	1,332,376
Preferred Stock	–	1,054	–	1,054
Cash Equivalent	8,915	–	–	8,915
Total Investments in Securities	1,341,291	1,054	–	1,342,345
Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	22	–	–	22
Unrealized Depreciation	(31)	–	–	(31)
Total Other Financial Instruments	(9)	–	–	(9)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$14,399	$112,539	$(118,023)	$—	$—	$8,915	$214	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Large Cap Growth Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† — 96.0%

Communication Services — 11.2%
Alphabet Inc, Cl A	245,716	$70,658
Alphabet Inc, Cl C	69,100	19,822
DoubleVerify Holdings Inc *	138,521	1,316
Fox Corp, Cl A	19,057	1,113
Fox Corp, Cl B	4,004	213
Match Group Inc	84,272	2,588
Meta Platforms Inc, Cl A	69,380	39,694
Netflix Inc *	114,815	11,039
New York Times Co/The, Cl A	17,252	1,445
Pinterest Inc, Cl A *	56,418	1,035
Reddit Inc, Cl A *	1,579	213
ROBLOX Corp, Cl A *	16,908	956
Roku Inc, Cl A *	22,944	2,171
Snap Inc, Cl A *	122,672	564
TKO Group Holdings Inc, Cl A	10,954	2,209
Trade Desk Inc/The, Cl A *	13,395	304
		155,340
Consumer Discretionary — 14.2%
Airbnb Inc, Cl A *	14,530	1,835
Amazon.com Inc, Cl A *	256,722	53,467
Amer Sports Inc *	11,155	367
AutoZone Inc *	3,080	10,404
Booking Holdings Inc	3,660	15,410
Chewy Inc, Cl A *	7,665	207
Deckers Outdoor Corp *	18,692	1,871
Domino's Pizza Inc	4,977	1,786
eBay Inc	129,264	11,766
Expedia Group Inc	21,985	5,076
Ford Motor Co	37,647	434
Gap Inc/The	8,269	200
General Motors Co	30,854	2,299
Grand Canyon Education Inc *	3,304	562
Hilton Worldwide Holdings Inc	18,389	5,592
Levi Strauss & Co, Cl A	20,598	381
Lowe's Cos Inc	23,595	5,575
McDonald's Corp	11,756	3,654
MercadoLibre Inc *	660	1,141
Mobileye Global Inc, Cl A *	12,969	89
NIKE Inc, Cl B	74,732	3,947
O'Reilly Automotive Inc *	33,574	3,099
PVH Corp	5,033	351
Ralph Lauren Corp, Cl A	17,078	5,875
Ross Stores Inc	34,128	7,393
Sea Ltd ADR *	27,103	2,244
SharkNinja Inc *	3,643	386
Tapestry Inc	67,314	9,499
Tesla Inc *	40,784	15,161
TJX Cos Inc/The	88,718	14,168
Ulta Beauty Inc *	13,525	7,070
Viking Holdings Ltd *	15,290	1,123
Williams-Sonoma Inc	8,173	1,490
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Yum! Brands Inc	22,295	$3,466
		197,388
Consumer Staples — 3.0%
Altria Group Inc	94,510	6,237
Colgate-Palmolive Co	63,063	5,375
Costco Wholesale Corp	191	190
Darling Ingredients Inc *	5,409	334
Dollar General Corp	12,394	1,471
Estee Lauder Cos Inc/The, Cl A	5,060	363
Keurig Dr Pepper Inc	19,954	525
Kraft Heinz Co/The	33,605	756
Molson Coors Beverage Co, Cl B	20,044	863
Mondelez International Inc, Cl A	15,902	917
Monster Beverage Corp *	138,816	10,059
PepsiCo Inc	36,873	5,726
Philip Morris International Inc	32,030	5,296
Procter & Gamble Co/The	24,759	3,576
		41,688
Financials — 6.8%
Affirm Holdings Inc, Cl A *	5,637	258
Bank of America Corp	54,827	2,673
Bank of New York Mellon Corp/The	20,015	2,374
Capital One Financial Corp	5,488	1,001
CME Group Inc, Cl A	40,842	12,063
FactSet Research Systems Inc	9,594	2,082
Fidelity National Information Services Inc, Cl B	30,133	1,414
Figure Technology Solutions Inc, Cl A *	33,578	1,140
Goldman Sachs Group Inc/The	9,928	8,399
Jack Henry & Associates Inc	6,407	1,013
Mastercard Inc, Cl A	37,737	18,856
Moody's Corp	30,278	13,209
MSCI Inc, Cl A	10,977	5,917
Nasdaq Inc, Cl A	14,855	1,261
Northern Trust Corp	16,967	2,368
Popular Inc	16,983	2,279
RenaissanceRe Holdings Ltd	1,243	369
Robinhood Markets Inc, Cl A *	10,393	720
Rocket Cos Inc, Cl A *	90,869	1,295
S&P Global Inc	6,833	2,906
SLM Corp	14,302	306
SoFi Technologies Inc *	12,656	201
StepStone Group Inc, Cl A	22,790	1,087
Synchrony Financial	22,983	1,563
Visa Inc, Cl A	30,210	9,131
Zions Bancorp NA	5,384	310
		94,195
Health Care — 8.6%
AbbVie Inc	7,468	1,624
Abivax SA ADR *	10,847	1,208
Apellis Pharmaceuticals Inc *	55,226	2,222

10	SEI Institutional Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Arrowhead Pharmaceuticals Inc *	17,940	$1,125
AstraZeneca PLC	2,461	485
Biogen Inc *	18,351	3,364
BioMarin Pharmaceutical Inc *	7,376	417
Boston Scientific Corp *	55,181	3,463
Bridgebio Pharma Inc *	5,856	435
Cardinal Health Inc	40,759	8,613
Cencora Inc, Cl A	17,628	5,538
Corcept Therapeutics Inc *	3,003	121
CVS Health Corp	21,123	1,517
Dexcom Inc *	10,779	677
Dianthus Therapeutics Inc *	9,832	825
Edwards Lifesciences Corp, Cl A *	29,198	2,338
Elanco Animal Health Inc *	57,680	1,380
Eli Lilly & Co	12,594	11,584
Exelixis Inc *	88,412	3,792
Gilead Sciences Inc	35,126	4,896
HCA Healthcare Inc	9,805	4,640
IDEXX Laboratories Inc *	6,564	3,688
Insulet Corp *	13,011	2,730
Intuitive Surgical Inc *	5,142	2,370
Johnson & Johnson	68,363	16,711
Merck & Co Inc	34,644	4,167
Mettler-Toledo International Inc *	5,733	7,230
Natera Inc *	12,905	2,581
Neurocrine Biosciences Inc *	3,527	465
Regeneron Pharmaceuticals Inc	1,136	878
ResMed Inc	21,915	4,919
Sarepta Therapeutics Inc *	48,998	1,066
Tenet Healthcare Corp *	4,673	882
UnitedHealth Group Inc	14,393	3,895
Veeva Systems Inc, Cl A *	27,315	4,798
Vertex Pharmaceuticals Inc *	762	340
Zoetis Inc, Cl A	22,240	2,629
		119,613
Industrials — 8.2%
A O Smith Corp	18,165	1,198
Allegion PLC	4,273	621
American Airlines Group Inc *	15,671	168
Boeing Co/The *	3,482	693
Carrier Global Corp	90,139	5,076
Caterpillar Inc, Cl A	15,203	10,771
CNH Industrial NV	10,538	116
Copart Inc *	72,884	2,420
Core & Main Inc, Cl A *	22,019	1,088
Cummins Inc	685	369
Curtiss-Wright Corp	4,026	2,742
Donaldson Co Inc, Cl A	23,179	1,967
Dover Corp	12,705	2,648
Fastenal Co, Cl A	28,971	1,344
FedEx Corp	3,532	1,258
GE Vernova Inc	13,569	11,844
General Electric Co	3,301	937
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Genpact Ltd	23,707	$883
Graco Inc	88,784	7,516
HEICO Corp, Cl A	12,728	2,687
Howmet Aerospace Inc	7,095	1,635
Illinois Tool Works Inc	7,255	1,888
Johnson Controls International PLC	19,049	2,495
Lockheed Martin Corp	5,000	3,022
Masco Corp	32,763	1,978
Northrop Grumman Corp	287	196
nVent Electric PLC	18,417	2,178
Otis Worldwide Corp	84,801	6,536
Parker-Hannifin Corp, Cl A	8,038	7,196
QXO Inc *	279,078	5,420
Rockwell Automation Inc	9,861	3,539
Snap-on Inc	7,319	2,658
Textron Inc	2,977	261
Trane Technologies PLC	9,311	3,880
Veralto Corp	13,090	1,157
Verisk Analytics Inc, Cl A	12,311	2,336
Vertiv Holdings Co, Cl A	22,575	5,657
Woodward Inc	8,832	3,161
WW Grainger Inc	2,821	3,077
		114,616
Information Technology — 41.5%
Adobe Inc *	12,613	3,066
Advanced Micro Devices Inc *	11,338	2,306
Amphenol Corp, Cl A	47,110	5,952
Analog Devices Inc	23,365	7,433
Apple Inc	370,861	94,121
Applied Materials Inc	13,116	4,483
AppLovin Corp, Cl A *	20,417	8,126
Arista Networks Inc *	48,091	5,905
Astera Labs Inc *	25,932	2,842
Autodesk Inc, Cl A *	43,866	10,502
Broadcom Inc	103,821	32,134
Cadence Design Systems Inc *	6,822	1,896
Ciena Corp *	10,964	4,257
Cirrus Logic Inc *	26,960	3,899
Cisco Systems Inc	197,340	15,312
Corning Inc, Cl B	44,404	6,038
Crowdstrike Holdings Inc, Cl A *	6,512	2,542
Dell Technologies Inc, Cl C	3,977	653
Docusign Inc, Cl A *	21,226	1,006
Dolby Laboratories Inc, Cl A	46,672	2,803
Dropbox Inc, Cl A *	13,933	317
Everpure Inc, Cl A *	5,463	323
F5 Inc, Cl A *	17,365	5,024
Fair Isaac Corp *	305	326
Flex Ltd *	60,008	3,928
Fortinet Inc *	39,375	3,218
Guidewire Software Inc *	16,176	2,419
Hewlett Packard Enterprise Co	43,485	1,035
HubSpot Inc *	6,441	1,572

SEI Institutional Managed Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Large Cap Growth Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
International Business Machines Corp	23,577	$5,715
Intuit Inc	11,095	4,797
Jabil Inc	24,084	6,397
KLA Corp	3,174	4,673
Kyndryl Holdings Inc *	12,900	169
Lam Research Corp	74,678	15,956
Lumentum Holdings Inc *	2,840	1,996
Manhattan Associates Inc *	18,615	2,478
Micron Technology Inc	8,676	2,931
Microsoft Corp	266,681	98,717
MongoDB Inc, Cl A *	13,921	3,407
Motorola Solutions Inc	8,862	3,846
Nebius Group NV, Cl A *	62,572	6,492
NetApp Inc	35,093	3,593
Nutanix Inc, Cl A *	25,378	965
NVIDIA Corp	775,868	135,311
Oracle Corp, Cl B	14,302	2,104
Palantir Technologies Inc, Cl A *	53,961	7,893
Pegasystems Inc	18,412	784
QUALCOMM Inc	31,638	4,074
RingCentral Inc, Cl A	21,713	807
Rubrik Inc, Cl A *	3,083	151
Salesforce Inc	8,210	1,533
Sandisk Corp/DE *	5,346	3,397
ServiceNow Inc *	3,509	367
Skyworks Solutions Inc	17,220	922
Snowflake Inc, Cl A *	16,322	2,462
Taiwan Semiconductor Manufacturing Co Ltd ADR	21,914	7,406
Twilio Inc, Cl A *	17,900	2,252
Ubiquiti Inc	722	571
UiPath Inc, Cl A *	39,444	438
VeriSign Inc	20,100	4,992
Viasat Inc *	3,387	155
Western Digital Corp	24,298	6,572
		577,761
Materials — 1.6%
AptarGroup Inc	5,406	681
Crown Holdings Inc	1,681	168
DuPont de Nemours Inc	22,633	1,037
Linde PLC	12,479	6,187
Mosaic Co/The	5,811	148
Newmont Corp	85,264	9,230
Sherwin-Williams Co/The, Cl A	14,753	4,729
		22,180
Real Estate — 0.3%
Alexandria Real Estate Equities Inc ‡	11,151	518
Omega Healthcare Investors Inc ‡	28,557	1,251
SBA Communications Corp, Cl A ‡	4,761	819
Ventas Inc ‡	27,901	2,282
		4,870
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Utilities — 0.6%
Constellation Energy Corp	7,845	$2,191
NRG Energy Inc	1,783	260
PG&E Corp	43,593	766
Talen Energy Corp *	16,233	5,182
UGI Corp	5,348	195
		8,594
Total Common Stock
(Cost $701,409) ($ Thousands)		1,336,245

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 2.3%
United States Treasury Bill
3.567%, 05/28/2026 (A)	$32,000	31,816
Total U.S. Treasury Obligation
(Cost $31,819) ($ Thousands)		31,816

	Shares
CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	24,093,529	24,094
Total Cash Equivalent
(Cost $24,094) ($ Thousands)		24,094
Total Investments in Securities — 100.0%
(Cost $757,322) ($ Thousands)		$1,392,155

12	SEI Institutional Managed Trust

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
NASDAQ 100 Index E-Mini	13	Jun-2026	$6,279	$6,218	$(61)
S&P 500 Index E-Mini	19	Jun-2026	6,254	6,243	(11)
S&P Mid Cap 400 Index E-Mini	3	Jun-2026	1,008	1,019	11
			$13,541	$13,480	$(61)

A list of the open OTC swap agreements held by the Fund at March 31, 2026, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	United States Custom Basket of Securities	New York Federal Overnight Bank Fund Rate +0.40%	Asset Returns	Annually	09/15/2026	USD	37,511	$365	$—	$365

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of March 31, 2026:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
25,734	LAM RESEARCH CORP	$5,646	$5,498	15.1%
11,280	GE AEROSPACE	3,409	3,201	9.1
2,113	COMFORT SYSTEMS USA INC	2,988	2,914	8.0
2,069	KLA CORP COM NEW	2,976	3,046	7.9
8,521	BROADCOM INC	2,754	2,637	7.3
3,758	CATERPILLAR INC	2,630	2,662	7.0
35,258	EDISON INTERNATIONAL	2,573	2,580	6.9
58,800	PEGASYSTEMS INC	2,520	2,503	6.7
39,040	SYNCHRONY FINANCIAL	2,499	2,656	6.7
94,320	COLUMBIA BANKING	2,485	2,587	6.6
27,046	TEXTRON INC	2,484	2,368	6.6
4,501	MSCI INC.	2,476	2,426	6.6
10,568	EXPEDIA GROUP INC	2,446	2,440	6.5
43,451	OVINTIV INC	2,383	2,579	6.4
8,088	RENAISSANCERE HOLDINGS LTD	2,378	2,404	6.3
41,315	ZIONS BANCORPORATION NA	2,212	2,381	5.9
15,143	PRIMORIS SERVICES CORP	2,140	2,166	5.7
203,029	CNH INDUSTRIAL N.V.	2,136	2,233	5.7
9,938	BOEING CO/THE	2,121	1,978	5.7
13,490	ORACLE CORP	2,099	1,985	5.6
5,808	APPLIED MATERIALS INC	2,011	1,985	5.4
6,232	TERADYNE INC	1,859	1,848	5.0
6,490	ROYAL CARIBBEAN CRUISES LTD (DOING BUSINESS AS ROY	1,822	1,786	4.9
25,065	TRAVEL + LEISURE CO	1,728	1,734	4.6
93,335	PG&E CORPORATION	1,722	1,640	4.6
30,537	ELASTIC N.V. BEARER ANDSHARES	1,632	1,527	4.4
12,011	PROLOGIS INC	1,610	1,588	4.3
83,294	NOV INC	1,519	1,567	4.1
41,421	UGI CORP	1,504	1,509	4.0
64,113	KRAFT HEINZ CO COM	1,456	1,442	3.9
3,417	HUNTINGTON INGAL	1,432	1,298	3.8
55,929	DROPBOX INC	1,428	1,271	3.8
10,914	NEUROCRINE BIOSCIENCES INC	1,417	1,438	3.8

SEI Institutional Managed Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
3,549	TESLA INC	$1,404	$1,319	3.7%
6,306	ABBVIE INC	1,396	1,371	3.7
148,274	RITHM CAPITAL CORP	1,392	1,406	3.7
1,376	ELI LILLY & CO	1,361	1,266	3.6
29,028	DUPONT DE NEMOURS INC	1,318	1,329	3.5
14,306	NASDAQ INC	1,228	1,214	3.3
13,152	INCYTE CORP	1,223	1,238	3.3
1,132	MONOLITHIC POWER SYSTEMS INC	1,220	1,238	3.3
25,096	OMEGA HEALTHCARE INVS INC COM	1,200	1,100	3.2
245,237	SNAP INC	1,148	1,128	3.1
5,994	SBA COMMUNICATIONS CORP	1,125	1,032	3.0
30,062	RINGCENTRAL INC	1,124	1,118	3.0
44,234	CARNIVAL CORPORATION	1,093	1,145	2.9
43,738	IRIDIUM COMMUNICATIONS INC	1,093	1,213	2.9
16,901	HALOZYME THERAPEUTICS INC	1,087	1,092	2.9
2,538	S&P GLOBAL INC	1,083	1,080	2.9
21,731	FIDELITY NATIONAL INFO SE	1,073	1,019	2.9
16,132	DEXCOM INC	1,070	1,013	2.9
101,416	DOUBLEVERIFY HOLDINGS INC	1,029	963	2.7
6,565	DELL TECHNOLOGIES	1,028	1,078	2.7
1,354	NORTHROP GRUMMAN CORP	996	924	2.7
11,784	FORTINET INC	996	963	2.7
17,144	BIOMARIN PHARMACEUTICAL INC	985	968	2.6
13,379	BRIDGEBIO PHARMA INC	950	994	2.5
8,645	OWENS CORNING	933	936	2.5
267	AUTOZONE INC	932	902	2.5
26,744	CENTENE CORP DEL COM	930	876	2.5
20,534	GLOBANT SA	913	947	2.4
15,544	NIKE INC	852	821	2.3
18,322	PAYPAL HOLDINGS INC	832	829	2.2
60,880	LYFT INC	825	810	2.2
66,555	KYNDRYL HOLDINGS INC	819	873	2.2
40,700	SLM CORP	815	871	2.2
3,927	RTX CORPORATION	809	758	2.2
20,068	CARETRUST REIT INC COM	805	735	2.2
12,066	ALCOA CORP COM	804	800	2.1
3,821	ALLSTATE CORP	794	792	2.1
10,549	VIKING HOLDINGS LTD ORD	751	775	2.0
64,036	FORD MTR CO COM	750	739	2.0
16,003	DEVON ENERGY CORP	747	805	2.0
8,165	O'REILLY AUTOMOTIVE INC	739	754	2.0
22,698	CORCEPT THERAPEUTICS INC	730	915	2.0
2,418	WESTERN DIGITAL CORP	692	654	1.8
3,475	ADVANCED MICRO DEVICES	683	707	1.8
89,359	AVANTOR INC COM	680	701	1.8
6,845	ESTEE LAUDER	608	491	1.6
19,183	SM ENERGY CO	590	598	1.6
2,932	RYDER SYS INC COM	559	600	1.5
2,001	MONGODB INC	534	490	1.4
3,311	PALANTIR TECHNOLOGIES INC	510	484	1.4
9,737	BORGWARNER INC	504	528	1.3
17,833	ALKERMES PLC	499	631	1.3
5,524	VENTAS INC	485	452	1.3
1,206	MICROSOFT CORP	482	446	1.3
1,922	AUTODESK INC	480	460	1.3
11,601	EXELIXIS INC	476	498	1.3
25,491	LEVI STRAUSS & CO	472	471	1.3
3,867	AGCO CORP	458	448	1.2
4,303	AUTOLIV INC COM	447	453	1.2
9,554	INTEL CORP	437	422	1.2
16,474	MGIC INVESTMENT CORP	430	432	1.2

14	SEI Institutional Managed Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
7,266	SKYWORKS SOLUTIONS INC	$396	$389	1.1%

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(14,500)	AMERICAN WATER WORKS CO INC	$(2,017)	$(1,973)	(5.4)%
(3,652)	RBC BEARINGS INC	(1,997)	(1,983)	(5.3)
(6,364)	WATTS WATER TECHNOLOGIES INC	(1,914)	(1,847)	(5.1)
(14,324)	CULLEN/FROST BANKERS INC	(1,891)	(1,964)	(5.0)
(84,195)	OLD NATIONAL BANCORP	(1,811)	(1,861)	(4.8)
(39,978)	VIPER ENERGY INC	(1,795)	(1,879)	(4.8)
(183,482)	JOBY AVIATION INCORPORATION	(1,787)	(1,516)	(4.8)
(9,851)	PHILLIPS 66	(1,709)	(1,795)	(4.6)
(90,689)	HP INC	(1,694)	(1,742)	(4.5)
(11,983)	ARROW ELECTRONICS INC	(1,690)	(1,718)	(4.5)
(22,257)	ROBINHOOD MARKETS INC	(1,676)	(1,542)	(4.5)
(34,944)	COMMERCE BANCSHARES INC	(1,676)	(1,719)	(4.5)
(15,147)	ORMAT TECHNOLOGIES INC	(1,661)	(1,695)	(4.4)
(51,983)	SUPER MICRO COMPUTER INC	(1,656)	(1,184)	(4.4)
(21,780)	WELLS FARGO & CO	(1,653)	(1,734)	(4.4)
(43,714)	INTERNATIONAL PAPER CO	(1,641)	(1,561)	(4.4)
(19,528)	PINNACLE FINANCIAL PARTNE	(1,627)	(1,682)	(4.3)
(74,075)	FIRST HORIZON CORPORATION COM	(1,620)	(1,686)	(4.3)
(8,820)	AUTONATION INC	(1,612)	(1,722)	(4.3)
(17,786)	SOUTHSTATE CORPORATION	(1,610)	(1,646)	(4.3)
(2,747)	DILLARDS INC	(1,608)	(1,572)	(4.3)
(5,383)	AIR PRODUCTS & CHEMICALS INC	(1,557)	(1,564)	(4.2)
(833)	FIRST CITIZENS	(1,521)	(1,570)	(4.1)
(6,133)	ERIE INDEMNITY CO	(1,516)	(1,541)	(4.0)
(3,259)	MEDPACE HOLDINGS INC	(1,478)	(1,565)	(3.9)
(39,338)	LINEAGE INC	(1,465)	(1,289)	(3.9)
(6,642)	PACKAGING CORP AMER COM	(1,428)	(1,410)	(3.8)
(7,525)	ATMOS ENERGY CORP	(1,413)	(1,390)	(3.8)
(32,006)	FIFTH THIRD BANCORP	(1,411)	(1,487)	(3.8)
(14,473)	CHOICE HOTELS INTL INC COM	(1,403)	(1,498)	(3.7)
(12,122)	REPLIGEN CORP	(1,390)	(1,428)	(3.7)
(5,868)	HEICO CORP	(1,314)	(1,239)	(3.5)
(55,464)	BLACKSTONE SECURED LENDING FUND	(1,305)	(1,314)	(3.5)
(10,898)	CDW CORPORATION	(1,288)	(1,319)	(3.4)
(12,751)	RYMAN HOSPITALITY PROPERTIES INC	(1,166)	(1,177)	(3.1)
(8,534)	CBRE GROUP INC	(1,160)	(1,156)	(3.1)
(24,522)	CNA FINANCIAL CORP	(1,149)	(1,126)	(3.1)
(19,106)	MP MATERIALS CORP COM CL A	(1,134)	(922)	(3.0)
(2,144)	FABRINET BEARER	(1,099)	(1,118)	(2.9)
(17,185)	BEST BUY CO INC	(1,081)	(1,103)	(2.9)
(45,377)	WEYERHAEUSER CO	(1,077)	(1,109)	(2.9)
(37,698)	ROIVANT SCIENCES LIMITED	(1,066)	(1,044)	(2.8)
(42,074)	REGIONS FINANCIAL CORP	(1,066)	(1,099)	(2.8)
(24,919)	AMCOR PLC	(991)	(991)	(2.6)
(6,743)	MOLINA HEALTHCARE INC	(982)	(899)	(2.6)
(2,001)	BERKSHIRE HATHAWAY INC DEL CDR CAD HEDGED	(980)	(959)	(2.6)
(21,778)	COSTAR GROUP INC	(950)	(879)	(2.5)
(5,311)	SIMPSON MFG	(947)	(911)	(2.5)
(6,199)	CONSTELLATION BRANDS INC CL A	(935)	(930)	(2.5)
(2,633)	SITIME CORP	(896)	(909)	(2.4)
(14,693)	CYTOKINETICS INC	(894)	(968)	(2.4)
(6,721)	BUNGE GLOBAL SA	(838)	(855)	(2.2)
(3,883)	AEROVIRONMENT INC	(823)	(711)	(2.2)
(12,014)	LOAR HOLDINGS INC	(796)	(688)	(2.1)
(8,441)	FORMFACTOR INC	(763)	(819)	(2.0)
(3,241)	ROYAL GOLD INC	(758)	(825)	(2.0)

SEI Institutional Managed Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Large Cap Growth Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket
(5,207)	IDACORP INC	$(743)	$(744)	(2.0)%
(55,085)	URANIUM ENERGY CORP	(727)	(744)	(1.9)
(1,639)	MADRIGAL PHARMACEUTICALS INC	(723)	(858)	(1.9)
(44,220)	SUMMIT THERAPEUTICS INC	(715)	(838)	(1.9)
(2,920)	VALERO ENERGY CORP	(679)	(721)	(1.8)
(6,694)	ARES MANAGEMENT CORPORATION	(673)	(730)	(1.8)
(5,020)	RH	(656)	(702)	(1.8)
(38,879)	GPGI INC COM CL A	(654)	(665)	(1.7)
(36,610)	D	(639)	(528)	(1.7)
(13,477)	ENPHASE ENERGY INC	(618)	(510)	(1.7)
(18,807)	IONQ INC	(616)	(542)	(1.6)
(4,754)	AVIS BUDGET GROUP INC	(604)	(693)	(1.6)
(4,435)	WINTRUST FINL CORP COM	(583)	(616)	(1.6)
(1,902)	CONSTELLATION ENERGY	(581)	(531)	(1.6)
(7,767)	GE HEALTHCARE TECHNOLOGIES INC	(561)	(553)	(1.5)
(2,744)	GENERAC HOLDINGS INC	(556)	(536)	(1.5)
(4,905)	KARMAN HOLDINGS INC	(511)	(393)	(1.4)
(2,686)	XPO INC	(498)	(523)	(1.3)
(8,243)	OKLO INC	(492)	(409)	(1.3)
(21,957)	BITMINE IMMERSION TECNOLOGIES COM NEW	(488)	(434)	(1.3)
(28,839)	RIGETTI COMPUTING INC COMMON STOCK	(465)	(405)	(1.2)
(4,203)	EXPAND ENERGY CORPORATION	(453)	(461)	(1.2)
(7,565)	MODERNA INC	(403)	(384)	(1.1)
(4,527)	LIBERTY MEDIA CORP SERIES	(395)	(385)	(1.1)
(1,095)	KINSALE CAPITAL GROUP INC	(393)	(374)	(1.1)
(4,426)	PRINCIPAL FINANCIAL GROUP INC	(383)	(399)	(1.0)

Percentages are based on Net Assets of $1,391,647 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

†	Investment in Affiliated Security (see Note 6).

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,336,245	–	–	1,336,245
U.S. Treasury Obligation	–	31,816	–	31,816
Cash Equivalent	24,094	–	–	24,094
Total Investments in Securities	1,360,339	31,816	–	1,392,155

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	11	–	–	11
Unrealized Depreciation	(72)	–	–	(72)
OTC Swap
Total Return Swap*
Unrealized Appreciation	–	365	–	365
Total Other Financial Instruments	(61)	365	–	304

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

16	SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$35,725	$185,446	$(197,077)	$—	$—	$24,094	$566	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.9%

Communication Services — 9.8%
Alphabet Inc, Cl A	111,310	$32,008
Alphabet Inc, Cl C	90,675	26,011
AST SpaceMobile Inc, Cl A *	4,100	340
AT&T Inc	132,401	3,838
Charter Communications Inc, Cl A *	1,552	335
Comcast Corp, Cl A	69,256	1,988
DoubleVerify Holdings Inc *	2,900	28
Electronic Arts Inc	4,806	980
Fox Corp, Cl A	3,831	224
Fox Corp, Cl B	2,900	154
GCI Liberty Inc, Cl A *	80	3
GCI Liberty Inc, Cl C *	642	24
IAC Inc *	1,248	50
Iridium Communications Inc	1,800	50
Liberty Broadband Corp, Cl A *	300	15
Liberty Broadband Corp, Cl C *	2,208	111
Liberty Global Ltd, Cl A *	3,200	39
Liberty Global Ltd, Cl C *	2,700	32
Liberty Media Corp-Liberty Formula One, Cl A *	400	31
Liberty Media Corp-Liberty Formula One, Cl C *	3,950	336
Live Nation Entertainment Inc *	2,990	456
Madison Square Garden Sports Corp *	296	95
Match Group Inc	4,499	138
Meta Platforms Inc, Cl A	41,814	23,923
Millicom International Cellular SA	1,900	142
Netflix Inc *	81,180	7,806
New York Times Co/The, Cl A	3,012	252
News Corp, Cl A	7,400	185
News Corp, Cl B	2,300	66
Nexstar Media Group Inc, Cl A	550	99
NIQ Global Intelligence PLC *	900	10
Omnicom Group Inc	6,002	452
Pinterest Inc, Cl A *	11,126	204
Reddit Inc, Cl A *	2,500	337
ROBLOX Corp, Cl A *	11,900	673
Roku Inc, Cl A *	2,445	231
Sirius XM Holdings Inc	3,703	86
Spotify Technology SA *	2,960	1,435
Take-Two Interactive Software Inc, Cl A *	3,504	692
TKO Group Holdings Inc, Cl A	1,250	252
T-Mobile US Inc	9,214	1,935
Trade Desk Inc/The, Cl A *	8,451	192
Trump Media & Technology Group Corp *	3,106	29
Verizon Communications Inc	80,879	4,060
Versant Media Group Inc *	2,794	103
Walt Disney Co/The	33,994	3,276
Warner Bros Discovery Inc *	44,620	1,225
ZoomInfo Technologies Inc, Cl A *	5,500	33
		114,984

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Consumer Discretionary — 9.8%
ADT Inc	9,928	$65
Airbnb Inc, Cl A *	8,000	1,010
Amazon.com Inc, Cl A *	183,762	38,272
Amer Sports Inc *	2,945	97
Aptiv PLC *	4,153	288
Aramark	4,991	202
AutoNation Inc *	494	96
AutoZone Inc *	322	1,088
Bath & Body Works Inc	3,800	71
Best Buy Co Inc	3,680	236
Birkenstock Holding PLC *	850	30
Booking Holdings Inc	619	2,606
BorgWarner Inc	4,000	217
Boyd Gaming Corp	1,100	90
Bright Horizons Family Solutions Inc *	1,100	90
Brunswick Corp/DE	1,300	95
Burlington Stores Inc *	1,213	395
Caesars Entertainment Inc *	4,000	106
CarMax Inc *	2,700	112
Carnival Corp	22,027	570
Carvana Co, Cl A *	2,590	814
Cava Group Inc *	1,900	154
Chewy Inc, Cl A *	4,500	122
Chipotle Mexican Grill Inc, Cl A *	25,250	808
Choice Hotels International Inc	528	55
Churchill Downs Inc	1,222	110
Columbia Sportswear Co	500	27
Coupang Inc, Cl A *	25,150	475
Crocs Inc *	950	79
Darden Restaurants Inc	2,249	441
Deckers Outdoor Corp *	2,706	271
Dick's Sporting Goods Inc	1,192	236
Dillard's Inc, Cl A	70	40
Domino's Pizza Inc	599	215
DoorDash Inc, Cl A *	7,004	1,052
DR Horton Inc	5,008	687
DraftKings Inc, Cl A *	9,100	197
Duolingo Inc, Cl A *	700	69
Dutch Bros Inc, Cl A *	2,400	122
eBay Inc	8,656	788
Etsy Inc *	1,854	93
Expedia Group Inc	2,274	525
Five Below Inc *	1,083	247
Floor & Decor Holdings Inc, Cl A *	2,100	107
Flutter Entertainment PLC *	3,000	306
Ford Motor Co	74,885	864
GameStop Corp, Cl A *	7,600	175
Gap Inc/The	4,200	102
Garmin Ltd	3,157	732
General Motors Co	17,349	1,293
Gentex Corp	4,435	97
Genuine Parts Co	2,676	283

18	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Grand Canyon Education Inc *	550	$94
H&R Block Inc	2,400	76
Harley-Davidson Inc, Cl A	2,200	44
Hasbro Inc	2,702	253
Hilton Worldwide Holdings Inc	4,354	1,324
Home Depot Inc/The	19,086	6,277
Hyatt Hotels Corp, Cl A	794	114
Las Vegas Sands Corp	5,746	310
Lear Corp	994	120
Lennar Corp, Cl A	3,875	337
Lennar Corp, Cl B	150	13
Liberty Live Holdings Inc, Cl A *	400	37
Liberty Live Holdings Inc, Cl C *	909	86
Lithia Motors Inc, Cl A	450	112
LKQ Corp	4,888	144
Lowe's Cos Inc	10,744	2,539
Lucid Group Inc, Cl A *	2,060	20
Lululemon Athletica Inc *	1,993	305
Macy's Inc	5,100	92
Marriott International Inc/MD, Cl A	4,245	1,388
Mattel Inc *	5,800	84
McDonald's Corp	13,681	4,252
MGM Resorts International *	4,053	150
Mohawk Industries Inc *	932	92
Murphy USA Inc	345	170
Newell Brands Inc, Cl B	7,970	27
NIKE Inc, Cl B	22,394	1,183
Norwegian Cruise Line Holdings Ltd *	8,663	162
NVR Inc *	54	356
Ollie's Bargain Outlet Holdings Inc *	1,161	107
On Holding, Cl A *	4,300	146
O'Reilly Automotive Inc *	16,100	1,486
Penn Entertainment Inc *	2,900	44
Penske Automotive Group Inc, Cl A	300	45
Planet Fitness Inc, Cl A *	1,600	119
Pool Corp	629	127
PulteGroup Inc	3,700	435
PVH Corp	799	56
QuantumScape Corp, Cl A *	8,300	53
Ralph Lauren Corp, Cl A	724	249
Restaurant Brands International Inc	6,500	480
RH *	303	42
Rivian Automotive Inc, Cl A *	15,300	230
Ross Stores Inc	6,094	1,320
Royal Caribbean Cruises Ltd	4,843	1,333
Service Corp International/US	2,600	215
SharkNinja Inc *	1,600	169
Somnigroup International Inc	3,850	285
Starbucks Corp	21,836	1,956
Tapestry Inc	3,908	551
Tesla Inc *	54,053	20,094
Texas Roadhouse Inc, Cl A	1,300	215
Thor Industries Inc	1,000	80

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TJX Cos Inc/The	21,459	$3,427
Toll Brothers Inc	1,750	239
TopBuild Corp *	540	190
Tractor Supply Co	10,055	455
Travel + Leisure Co	1,163	80
Ulta Beauty Inc *	840	439
Under Armour Inc, Cl A *	4,200	25
Under Armour Inc, Cl C *	3,500	20
Vail Resorts Inc	620	80
Valvoline Inc *	2,500	84
VF Corp	6,764	115
Viking Holdings Ltd *	3,400	250
Wayfair Inc, Cl A *	1,823	137
Wendy's Co/The	3,100	22
Whirlpool Corp	1,038	56
Williams-Sonoma Inc	2,250	410
Wingstop Inc, Cl A	550	85
Wyndham Hotels & Resorts Inc	1,463	119
Wynn Resorts Ltd	1,415	144
YETI Holdings Inc *	1,600	59
Yum! Brands Inc	5,359	833
		114,589
Consumer Staples — 5.1%
Albertsons Cos Inc, Cl A	6,450	110
Altria Group Inc	32,350	2,135
Archer-Daniels-Midland Co	9,188	668
BellRing Brands Inc *	2,500	40
BJ's Wholesale Club Holdings Inc *	2,500	246
Boston Beer Co Inc/The, Cl A *	190	44
Brown-Forman Corp, Cl A	840	23
Brown-Forman Corp, Cl B	2,922	77
Bunge Global SA	2,500	318
Campbell's Company/The	3,800	85
Casey's General Stores Inc	712	518
Celsius Holdings Inc *	3,200	114
Church & Dwight Co Inc	4,610	430
Clorox Co/The	2,271	235
Coca-Cola Co/The	74,544	5,669
Coca-Cola Consolidated Inc	1,100	211
Colgate-Palmolive Co	15,379	1,311
Conagra Brands Inc	8,749	138
Constellation Brands Inc, Cl A	2,736	410
Costco Wholesale Corp	8,508	8,478
Coty Inc, Cl A *	6,639	13
Darling Ingredients Inc *	2,873	178
Dollar General Corp	4,145	492
Dollar Tree Inc *	3,606	395
elf Beauty Inc *	1,100	67
Estee Lauder Cos Inc/The, Cl A	4,680	336
Flowers Foods Inc	3,650	30
Freshpet Inc *	900	53
General Mills Inc	10,061	375
Hershey Co/The	2,792	580

SEI Institutional Managed Trust	19

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hormel Foods Corp	5,437	$123
Ingredion Inc	1,210	136
J M Smucker Co/The	1,954	189
Kenvue Inc	36,504	629
Keurig Dr Pepper Inc	24,825	654
Kimberly-Clark Corp	6,420	619
Kraft Heinz Co/The	16,249	365
Kroger Co/The	11,138	806
Lamb Weston Holdings Inc	2,500	106
Maplebear Inc *	3,400	127
McCormick & Co Inc/MD	4,782	241
Molson Coors Beverage Co, Cl B	3,095	133
Mondelez International Inc, Cl A	24,846	1,432
Monster Beverage Corp *	13,378	969
PepsiCo Inc	26,280	4,081
Performance Food Group Co *	2,900	248
Philip Morris International Inc	29,813	4,929
Pilgrim's Pride Corp	900	34
Post Holdings Inc *	907	90
Primo Brands Corp, Cl A	4,600	87
Procter & Gamble Co/The	45,007	6,501
Reynolds Consumer Products Inc	1,200	25
Seaboard Corp	6	34
Smithfield Foods Inc	920	26
Sprouts Farmers Market Inc *	1,850	143
Sysco Corp	9,213	657
Target Corp, Cl A	8,743	1,060
Tyson Foods Inc, Cl A	5,358	343
US Foods Holding Corp *	4,297	396
Walmart Inc	83,313	10,354
		59,316
Energy — 4.0%
Antero Midstream Corp	6,600	151
Antero Resources Corp *	5,400	229
APA Corp	6,600	280
Baker Hughes Co, Cl A	19,002	1,160
Cheniere Energy Inc	4,073	1,156
Chevron Corp	35,890	7,426
Chord Energy Corp	1,100	156
ConocoPhillips	23,685	3,126
Coterra Energy Inc	14,314	503
Devon Energy Corp	11,661	587
Diamondback Energy Inc, Cl A	3,729	738
DT Midstream Inc	1,956	263
EOG Resources Inc	10,482	1,515
EQT Corp	11,517	733
Expand Energy Corp	4,350	478
Exxon Mobil Corp	80,936	13,732
Halliburton Co	16,145	630
HF Sinclair Corp	2,900	181
Kinder Morgan Inc	37,284	1,250
Marathon Petroleum Corp	5,730	1,399
Matador Resources Co	2,300	145

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NOV Inc	6,750	$127
Occidental Petroleum Corp	13,523	879
ONEOK Inc	11,981	1,083
Ovintiv Inc	5,500	327
Permian Resources Corp, Cl A	13,200	281
Phillips 66	7,680	1,399
Range Resources Corp	4,450	201
SLB Ltd, Cl A	28,775	1,479
Targa Resources Corp	4,100	1,028
TechnipFMC PLC	7,700	532
Texas Pacific Land Corp	1,091	518
Valero Energy Corp	5,874	1,451
Viper Energy Inc, Cl A	3,600	169
Weatherford International PLC	1,300	123
Williams Cos Inc/The	23,323	1,697
		47,132
Financials — 12.6%
Affiliated Managers Group Inc	571	158
Affirm Holdings Inc, Cl A *	5,100	234
Aflac Inc	9,056	994
AGNC Investment Corp ‡	21,328	214
Allstate Corp/The	4,980	1,033
Ally Financial Inc	5,358	210
American Express Co	10,354	3,132
American Financial Group Inc/OH	1,243	159
American International Group Inc	10,363	780
Ameriprise Financial Inc	1,744	775
Annaly Capital Management Inc ‡	13,593	287
Aon PLC, Cl A	4,017	1,297
Apollo Global Management Inc	8,047	897
Arch Capital Group Ltd *	6,739	647
Ares Management Corp, Cl A	3,550	387
Arthur J Gallagher & Co	4,855	1,051
Assurant Inc	1,000	218
Assured Guaranty Ltd	764	62
Axis Capital Holdings Ltd	1,423	144
Bank of America Corp	125,802	6,133
Bank of New York Mellon Corp/The	13,235	1,570
Bank OZK	2,100	96
Berkshire Hathaway Inc, Cl B *	35,330	16,930
Blackrock Inc	2,926	2,814
Blackstone Inc, Cl A	14,249	1,638
Block Inc, Cl A *	10,253	617
Blue Owl Capital Inc, Cl A	12,000	110
BOK Financial Corp	400	51
Brighthouse Financial Inc *	1,100	66
Brookfield Asset Management Ltd, Cl A	7,300	324
Brown & Brown Inc	5,350	349
Bullish *	600	21
Capital One Financial Corp	11,781	2,149
Carlyle Group Inc/The	4,900	237
Cboe Global Markets Inc	2,050	576
Central BanCo Inc, Cl A	250	6

20	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Charles Schwab Corp/The	31,988	$3,006
Chubb Ltd	7,010	2,285
Cincinnati Financial Corp	3,000	472
Citigroup Inc	33,180	3,763
Citizens Financial Group Inc	8,259	495
CME Group Inc, Cl A	6,893	2,036
CNA Financial Corp	352	16
Coinbase Global Inc, Cl A *	4,260	744
Columbia Banking System Inc	5,466	150
Commerce Bancshares Inc/MO	2,559	126
Corebridge Financial Inc	5,100	122
Corpay Inc *	1,311	381
Credit Acceptance Corp, Cl A *	76	32
Cullen/Frost Bankers Inc	1,114	153
East West Bancorp Inc	2,600	278
Equitable Holdings Inc	5,300	197
Euronet Worldwide Inc *	800	53
Evercore Inc, Cl A	683	204
Everest Group Ltd	776	254
FactSet Research Systems Inc	716	155
Fidelity National Financial Inc	4,960	230
Fidelity National Information Services Inc, Cl B	9,969	468
Fifth Third Bancorp	17,384	808
Figure Technology Solutions Inc, Cl A *	700	24
First American Financial Corp	1,750	105
First Citizens BancShares Inc/NC, Cl A	166	313
First Hawaiian Inc	2,600	64
First Horizon Corp	8,900	203
Fiserv Inc, Cl A *	10,278	573
FNB Corp/PA	6,950	116
Franklin Resources Inc	4,900	116
Freedom Holding Corp *	350	51
Global Payments Inc	4,477	301
Globe Life Inc	1,481	206
Goldman Sachs Group Inc/The	5,620	4,754
Hamilton Lane Inc, Cl A	800	79
Hanover Insurance Group Inc/The, Cl A	726	126
Hartford Insurance Group Inc/The	5,359	725
Houlihan Lokey Inc, Cl A	1,050	151
Huntington Bancshares Inc/OH	38,488	602
Interactive Brokers Group Inc, Cl A	8,184	549
Intercontinental Exchange Inc	10,962	1,724
Invesco Ltd	6,862	167
Jack Henry & Associates Inc	1,344	212
Janus Henderson Group PLC	2,450	126
Jefferies Financial Group Inc	3,000	124
JPMorgan Chase & Co	52,016	15,301
Kemper Corp, Cl A	1,255	38
KeyCorp	17,738	356
Kinsale Capital Group Inc	418	143
KKR & Co Inc	13,000	1,202
Lazard Inc, Cl A	1,700	72
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lincoln National Corp	3,377	$120
Loews Corp	3,189	340
LPL Financial Holdings Inc	1,532	461
M&T Bank Corp	2,927	605
Markel Group Inc *	240	459
MarketAxess Holdings Inc	725	120
Marsh & McLennan Cos Inc	9,289	1,611
Mastercard Inc, Cl A	15,416	7,703
MetLife Inc	10,655	754
MGIC Investment Corp	4,100	108
Moody's Corp	2,963	1,293
Morgan Stanley	21,782	3,585
Morningstar Inc, Cl A	400	68
MSCI Inc, Cl A	1,354	730
Nasdaq Inc, Cl A	8,733	741
Northern Trust Corp	3,550	495
NU Holdings Ltd, Cl A *	64,100	921
Old Republic International Corp	4,200	168
OneMain Holdings Inc, Cl A	2,181	117
PayPal Holdings Inc	17,970	813
Pinnacle Financial Partners Inc	2,861	246
PNC Financial Services Group Inc/The	7,456	1,551
Popular Inc	1,200	161
Primerica Inc	581	146
Principal Financial Group Inc, Cl A	4,134	372
Progressive Corp/The	11,257	2,232
Prosperity Bancshares Inc	1,800	121
Prudential Financial Inc	6,762	661
Raymond James Financial Inc	3,455	500
Regions Financial Corp	16,612	434
Reinsurance Group of America Inc, Cl A	1,224	250
RenaissanceRe Holdings Ltd	875	260
Rithm Capital Corp ‡	10,340	98
RLI Corp	1,600	91
Robinhood Markets Inc, Cl A *	14,500	1,005
Rocket Cos Inc, Cl A *	17,750	253
Ryan Specialty Holdings Inc, Cl A	2,100	71
S&P Global Inc	5,824	2,477
SEI Investments Co †	2,000	157
Shift4 Payments Inc, Cl A *	1,200	52
SLM Corp	3,740	80
SoFi Technologies Inc *	23,300	370
SOUTHSTATE BANK CORP	1,900	176
Starwood Property Trust Inc ‡	6,600	114
State Street Corp	5,359	678
Stifel Financial Corp	2,850	211
Synchrony Financial	6,668	454
T Rowe Price Group Inc	4,121	371
TFS Financial Corp	917	13
Toast Inc, Cl A *	8,950	237
TPG Inc, Cl A	2,600	105
Tradeweb Markets Inc, Cl A	2,200	259
Travelers Cos Inc/The	4,160	1,213

SEI Institutional Managed Trust	21

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Truist Financial Corp	24,177	$1,111
Unum Group	3,175	232
US Bancorp	29,930	1,557
UWM Holdings Corp	2,800	10
Virtu Financial Inc, Cl A	1,600	70
Visa Inc, Cl A	32,229	9,741
Voya Financial Inc	1,900	130
W R Berkley Corp	4,275	283
Webster Financial Corp	3,068	213
Wells Fargo & Co	59,375	4,727
Western Alliance Bancorp	2,100	149
Western Union Co/The	6,300	55
WEX Inc *	695	106
White Mountains Insurance Group Ltd	50	110
Willis Towers Watson PLC	1,814	527
Wintrust Financial Corp	1,300	181
XP Inc, Cl A	7,300	139
Zions Bancorp NA	2,650	153
		147,442
Health Care — 9.5%
Abbott Laboratories	33,133	3,402
AbbVie Inc	33,985	7,391
Acadia Healthcare Co Inc, Cl A *	1,700	40
Agilent Technologies Inc	5,454	622
Align Technology Inc *	1,251	214
Alnylam Pharmaceuticals Inc *	2,417	800
Amgen Inc, Cl A	10,311	3,628
Apellis Pharmaceuticals Inc *	2,100	85
Avantor Inc *	13,070	102
Baxter International Inc	9,965	167
Becton Dickinson & Co	5,509	866
Biogen Inc *	2,759	506
BioMarin Pharmaceutical Inc *	3,567	202
Bio-Rad Laboratories Inc, Cl A *	356	99
Bio-Techne Corp	2,896	151
Boston Scientific Corp *	28,288	1,775
Bristol-Myers Squibb Co	39,036	2,368
Bruker Corp	2,000	72
Cardinal Health Inc	4,550	961
Caris Life Sciences Inc *	1,800	32
Cencora Inc, Cl A	3,505	1,101
Centene Corp *	9,231	302
Certara Inc *	2,600	15
Charles River Laboratories International
Inc *	961	166
Chemed Corp	256	97
Cigna Group/The	5,065	1,351
Cooper Cos Inc/The *	3,748	268
Corcept Therapeutics Inc *	1,800	73
CVS Health Corp	24,008	1,724
Danaher Corp, Cl A	12,084	2,291
DaVita Inc *	700	108
DENTSPLY SIRONA Inc	3,800	44
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dexcom Inc *	7,459	$468
Doximity Inc, Cl A *	2,500	58
Edwards Lifesciences Corp, Cl A *	11,087	888
Elanco Animal Health Inc *	9,227	221
Elevance Health Inc	4,262	1,248
Eli Lilly & Co	15,330	14,100
Encompass Health Corp	1,900	184
Envista Holdings Corp *	3,300	84
Exelixis Inc *	5,000	214
GE HealthCare Technologies Inc	8,804	627
Gilead Sciences Inc	23,894	3,330
Globus Medical Inc, Cl A *	2,150	185
Halozyme Therapeutics Inc *	2,200	142
HCA Healthcare Inc	3,104	1,469
Henry Schein Inc *	1,847	136
Hologic Inc *	4,200	318
Humana Inc	2,304	400
IDEXX Laboratories Inc *	1,516	852
Illumina Inc *	2,928	361
Incyte Corp *	3,043	286
Insmed Inc *	4,000	654
Inspire Medical Systems Inc *	550	28
Insulet Corp *	1,329	279
Intuitive Surgical Inc *	6,773	3,122
Ionis Pharmaceuticals Inc *	3,000	225
IQVIA Holdings Inc *	3,205	547
Jazz Pharmaceuticals PLC *	1,080	204
Johnson & Johnson	46,056	11,258
Labcorp Holdings Inc	1,611	430
Masimo Corp *	900	160
McKesson Corp	2,372	2,053
Medline Inc, Cl A *	6,200	276
Medpace Holdings Inc *	410	197
Medtronic PLC	24,603	2,132
Merck & Co Inc	47,622	5,728
Mettler-Toledo International Inc *	390	492
Moderna Inc *	6,931	352
Molina Healthcare Inc *	955	127
Natera Inc *	2,500	500
Neurocrine Biosciences Inc *	1,884	248
Organon & Co	5,170	31
Penumbra Inc *	740	243
Perrigo Co PLC	2,793	30
Pfizer Inc	108,825	3,056
QIAGEN NV	3,792	152
Quest Diagnostics Inc	2,141	420
Regeneron Pharmaceuticals Inc	1,939	1,498
Repligen Corp *	950	112
ResMed Inc	2,795	627
Revolution Medicines Inc *	3,250	316
Revvity Inc	2,091	183
Roivant Sciences Ltd *	8,200	227
Royalty Pharma PLC, Cl A	7,300	350

22	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sarepta Therapeutics Inc *	1,900	$41
Solventum Corp *	2,788	182
Sotera Health Co *	4,800	69
STERIS PLC	1,840	407
Stryker Corp	6,610	2,172
Summit Therapeutics Inc *	2,400	46
Teleflex Inc	839	100
Tempus AI Inc, Cl A *	1,900	86
Tenet Healthcare Corp *	1,700	321
Thermo Fisher Scientific Inc	7,236	3,557
Ultragenyx Pharmaceutical Inc *	1,700	36
United Therapeutics Corp *	832	493
UnitedHealth Group Inc	17,415	4,712
Universal Health Services Inc, Cl B	1,025	183
Veeva Systems Inc, Cl A *	2,858	502
Vertex Pharmaceuticals Inc *	4,876	2,177
Viatris Inc, Cl W	22,230	300
Viking Therapeutics Inc *	2,200	72
Waters Corp *	1,871	557
West Pharmaceutical Services Inc	1,368	343
Zimmer Biomet Holdings Inc	3,722	337
Zoetis Inc, Cl A	8,415	995
		110,539
Industrials — 9.7%
3M Co	10,202	1,482
A O Smith Corp	2,200	145
AAON Inc	1,300	108
Acuity Inc	579	162
Advanced Drainage Systems Inc	1,300	178
AECOM	2,500	212
AGCO Corp	1,200	139
Air Lease Corp, Cl A	1,900	123
Alaska Air Group Inc *	2,200	81
Allegion PLC	1,650	240
Allison Transmission Holdings Inc	1,600	187
Amentum Holdings Inc *	3,199	83
American Airlines Group Inc *	12,272	132
AMETEK Inc	4,383	940
API Group Corp *	6,900	280
Applied Industrial Technologies Inc, Cl A	710	188
Armstrong World Industries Inc	850	140
ATI Inc *	2,600	378
Automatic Data Processing Inc	7,744	1,573
Avis Budget Group Inc *	300	44
Axon Enterprise Inc *	1,433	609
Boeing Co/The *	14,487	2,883
Booz Allen Hamilton Holding Corp, Cl A	2,340	183
Broadridge Financial Solutions Inc	2,225	362
Builders FirstSource Inc *	2,050	169
BWX Technologies Inc	1,800	368
CACI International Inc, Cl A *	412	224
Carlisle Cos Inc	774	258
Carpenter Technology Corp	950	374
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Carrier Global Corp	15,102	$850
Caterpillar Inc, Cl A	8,868	6,283
CH Robinson Worldwide Inc	2,255	374
Cintas Corp	6,554	1,109
Clarivate PLC *	6,750	17
Clean Harbors Inc *	1,000	287
CNH Industrial NV	16,400	180
Comfort Systems USA Inc	660	910
Concentrix Corp	900	25
Copart Inc *	16,756	556
Core & Main Inc, Cl A *	3,550	175
Crane Co	900	154
CSX Corp	36,000	1,478
Cummins Inc	2,618	1,409
Curtiss-Wright Corp	700	477
Deere & Co	4,682	2,637
Delta Air Lines Inc, Cl A	12,521	832
Donaldson Co Inc, Cl A	2,200	187
Dover Corp	2,601	542
Eaton Corp PLC	7,491	2,679
EMCOR Group Inc	850	628
Emerson Electric Co	10,796	1,414
Equifax Inc	2,299	414
Esab Corp	1,066	103
Everus Construction Group Inc *	975	115
ExlService Holdings Inc *	3,000	91
Expeditors International of Washington Inc	2,600	372
Fastenal Co, Cl A	21,974	1,020
FedEx Corp	4,100	1,460
Ferguson Enterprises Inc	3,650	851
Flowserve Corp	2,400	176
Fortive Corp	5,959	329
Fortune Brands Innovations Inc	2,361	92
FTAI Aviation Ltd	2,000	490
FTI Consulting Inc *	552	98
Gates Industrial Corp PLC *	4,900	111
GE Vernova Inc	5,189	4,529
Generac Holdings Inc *	1,150	225
General Dynamics Corp	4,847	1,664
General Electric Co	19,934	5,657
Genpact Ltd	2,900	108
Graco Inc	3,100	262
GXO Logistics Inc *	2,083	108
Hayward Holdings Inc *	4,000	54
HEICO Corp	800	219
HEICO Corp, Cl A	1,400	296
Hexcel Corp, Cl A	1,400	113
Honeywell International Inc	12,201	2,758
Howmet Aerospace Inc	7,700	1,775
Hubbell Inc, Cl B	1,015	498
Huntington Ingalls Industries Inc, Cl A	737	280
IDEX Corp	1,503	285
Illinois Tool Works Inc	5,559	1,447

SEI Institutional Managed Trust	23

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ingersoll Rand Inc	7,649	$613
ITT Inc	1,598	304
Jacobs Solutions Inc	2,245	286
JB Hunt Transport Services Inc	1,460	309
Johnson Controls International PLC	11,726	1,536
KARMAN HOLDINGS INC *	950	76
KBR Inc	2,500	92
Kirby Corp *	1,000	133
Knight-Swift Transportation Holdings Inc,
Cl A	2,927	169
L3Harris Technologies Inc	3,587	1,238
Landstar System Inc	692	111
Leidos Holdings Inc	2,400	373
Lennox International Inc	591	274
Leonardo DRS Inc	1,500	67
Lincoln Electric Holdings Inc	992	247
Loar Holdings Inc *	735	42
Lockheed Martin Corp	3,936	2,379
Lyft Inc, Cl A *	7,200	96
ManpowerGroup Inc	988	29
Masco Corp	3,900	235
MasTec Inc *	1,150	370
Middleby Corp/The *	939	124
MSA Safety Inc	758	124
MSC Industrial Direct Co Inc, Cl A	879	81
Mueller Industries Inc	2,100	233
Nordson Corp	993	264
Norfolk Southern Corp	4,328	1,242
Northrop Grumman Corp	2,568	1,752
nVent Electric PLC	3,000	355
Old Dominion Freight Line Inc, Cl A	3,516	687
Oshkosh Corp	1,200	177
Otis Worldwide Corp	7,526	580
Owens Corning	1,560	169
PACCAR Inc	9,882	1,141
Parker-Hannifin Corp, Cl A	2,422	2,168
Parsons Corp *	1,000	54
Paychex Inc	6,190	570
Paycom Software Inc	916	111
Paylocity Holding Corp *	785	85
Pentair PLC	3,100	270
Quanta Services Inc	2,810	1,543
QXO Inc *	12,400	241
RB Global Inc	3,490	335
RBC Bearings Inc *	600	326
Regal Rexnord Corp	1,300	243
Republic Services Inc	3,888	852
Robert Half Inc	1,900	48
Rocket Lab Corp *	9,400	604
Rockwell Automation Inc	2,189	786
Rollins Inc	5,800	310
RTX Corp	25,598	4,938
Ryder System Inc	800	164
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Saia Inc *	500	$176
Schneider National Inc, Cl B	1,100	29
Science Applications International Corp	900	85
Sensata Technologies Holding PLC	2,850	100
Simpson Manufacturing Co Inc	750	129
SiteOne Landscape Supply Inc *	802	107
Snap-on Inc	979	356
Southwest Airlines Co, Cl A	8,844	332
SS&C Technologies Holdings Inc	3,900	264
StandardAero Inc *	4,450	115
Stanley Black & Decker Inc	2,857	203
Tetra Tech Inc	5,000	151
Textron Inc	3,338	292
Timken Co/The	1,200	121
Toro Co/The	1,850	173
Trane Technologies PLC	4,257	1,774
TransDigm Group Inc	1,059	1,227
TransUnion	3,700	256
Trex Co Inc *	2,100	76
Uber Technologies Inc *	38,579	2,775
U-Haul Holding Co *	200	10
U-Haul Holding Co, Cl B	2,033	91
Union Pacific Corp	11,486	2,787
United Airlines Holdings Inc *	6,273	578
United Parcel Service Inc, Cl B	14,070	1,384
United Rentals Inc	1,231	897
Valmont Industries Inc	359	143
Veralto Corp	4,711	417
Verisk Analytics Inc, Cl A	2,689	510
Vertiv Holdings Co, Cl A	7,300	1,829
Waste Management Inc	7,050	1,620
Watsco Inc	676	246
WESCO International Inc	900	246
Westinghouse Air Brake Technologies Corp	3,266	816
WillScot Holdings Corp, Cl A	3,600	62
Woodward Inc	1,142	409
WW Grainger Inc	831	906
XPO Inc *	2,183	425
Xylem Inc/NY	4,688	560
		113,681
Information Technology — 30.5%
Accenture PLC, Cl A	11,779	2,336
Adobe Inc *	7,870	1,913
Advanced Micro Devices Inc *	30,873	6,280
Akamai Technologies Inc *	2,650	304
Allegro MicroSystems Inc *	2,400	76
Amdocs Ltd	2,100	137
Amkor Technology Inc	2,300	104
Amphenol Corp, Cl A	23,364	2,952
Analog Devices Inc	9,337	2,970
Appfolio Inc, Cl A *	400	63
Apple Inc	275,927	70,028
Applied Materials Inc	15,217	5,201

24	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AppLovin Corp, Cl A *	4,570	$1,819
Arista Networks Inc *	19,718	2,421
Arrow Electronics Inc, Cl A *	1,031	148
Astera Labs Inc *	2,449	268
Atlassian Corp, Cl A *	3,243	221
Aurora Innovation Inc, Cl A *	22,600	93
Autodesk Inc, Cl A *	4,092	980
Avnet Inc	1,500	92
Bentley Systems Inc, Cl B	2,900	102
BILL Holdings Inc *	1,491	57
Broadcom Inc	88,450	27,376
Cadence Design Systems Inc *	5,237	1,455
CCC Intelligent Solutions Holdings Inc *	11,800	71
CDW Corp/DE	2,445	296
Ciena Corp *	2,700	1,048
Circle Internet Group Inc, Cl A *	2,200	210
Cirrus Logic Inc *	1,000	145
Cisco Systems Inc	76,281	5,919
Cloudflare Inc, Cl A *	6,050	1,248
Cognex Corp	3,100	152
Cognizant Technology Solutions Corp, Cl A	9,261	568
Coherent Corp *	3,335	794
Corning Inc, Cl B	14,914	2,028
Crane NXT Co	950	39
Crowdstrike Holdings Inc, Cl A *	4,721	1,843
Datadog Inc, Cl A *	5,950	702
Dell Technologies Inc, Cl C	6,000	985
Docusign Inc, Cl A *	3,770	179
Dolby Laboratories Inc, Cl A	1,153	69
Dropbox Inc, Cl A *	3,500	80
DXC Technology Co *	3,581	45
Dynatrace Inc *	5,600	207
Elastic NV *	1,800	90
Enphase Energy Inc *	2,490	94
Entegris Inc	2,850	334
EPAM Systems Inc *	992	134
Everpure Inc, Cl A *	6,050	357
F5 Inc, Cl A *	1,056	306
Fair Isaac Corp *	443	473
First Solar Inc *	2,000	395
Flex Ltd *	6,950	455
Fortinet Inc *	11,835	967
Gartner Inc *	1,307	207
Gen Digital Inc	10,401	196
Gitlab Inc, Cl A *	2,600	56
GLOBALFOUNDRIES Inc *	2,400	107
Globant SA *	853	39
GoDaddy Inc, Cl A *	2,525	209
Guidewire Software Inc *	1,582	237
Hewlett Packard Enterprise Co	25,557	609
HP Inc	17,521	337
HubSpot Inc *	981	239
Ingram Micro Holding Corp	350	8
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Intel Corp *	84,526	$3,730
International Business Machines Corp	17,827	4,321
Intuit Inc	5,239	2,265
IPG Photonics Corp *	472	54
Jabil Inc	1,950	518
Keysight Technologies Inc *	3,332	941
KLA Corp	2,508	3,693
Kyndryl Holdings Inc *	4,577	60
Lam Research Corp	24,040	5,136
Lattice Semiconductor Corp *	2,600	241
Littelfuse Inc	460	156
Lumentum Holdings Inc *	1,400	984
MACOM Technology Solutions Holdings Inc *	1,300	289
Manhattan Associates Inc *	1,105	147
Marvell Technology Inc	16,209	1,605
Microchip Technology Inc	10,150	656
Micron Technology Inc	21,373	7,221
Microsoft Corp	142,065	52,588
MKS Inc	1,250	287
MongoDB Inc, Cl A *	1,514	371
Monolithic Power Systems Inc	874	956
Motorola Solutions Inc	3,174	1,377
nCino inc *	2,100	31
NetApp Inc	3,750	384
Nutanix Inc, Cl A *	4,859	185
NVIDIA Corp	448,290	78,182
Okta Inc, Cl A *	3,116	245
ON Semiconductor Corp *	7,757	480
Onto Innovation Inc *	900	185
Oracle Corp, Cl B	32,243	4,743
Palantir Technologies Inc, Cl A *	41,800	6,115
Palo Alto Networks Inc *	15,346	2,460
Pegasystems Inc	1,700	72
Procore Technologies Inc *	2,450	140
PTC Inc *	2,265	323
Qnity Electronics Inc	4,019	464
Qorvo Inc *	1,624	126
QUALCOMM Inc	20,457	2,634
Ralliant Corp	2,253	94
RingCentral Inc, Cl A	1,555	58
Roper Technologies Inc	2,067	731
Rubrik Inc, Cl A *	2,800	137
SailPoint Inc *	1,200	16
Salesforce Inc	17,454	3,258
Samsara Inc, Cl A *	6,200	196
Sandisk Corp/DE *	2,747	1,745
SentinelOne Inc, Cl A *	5,500	71
ServiceNow Inc *	20,010	2,092
Skyworks Solutions Inc	2,826	151
Snowflake Inc, Cl A *	6,400	965
Strategy Inc, Cl A *	5,991	748
Super Micro Computer Inc *	9,600	219
Synopsys Inc *	3,650	1,447

SEI Institutional Managed Trust	25

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TD SYNNEX Corp	1,500	$253
Teledyne Technologies Inc *	904	547
Teradata Corp *	1,847	47
Teradyne Inc	3,004	891
Texas Instruments Inc	17,407	3,379
Trimble Inc *	4,550	297
Twilio Inc, Cl A *	2,658	334
Tyler Technologies Inc *	820	281
Ubiquiti Inc	100	79
UiPath Inc, Cl A *	7,600	84
Unity Software Inc *	6,153	135
Universal Display Corp	842	77
VeriSign Inc	1,598	397
Vontier Corp	2,863	102
Western Digital Corp	6,542	1,770
Workday Inc, Cl A *	4,054	527
Zebra Technologies Corp, Cl A *	972	203
Zoom Communications Inc, Cl A *	5,100	410
Zscaler Inc *	1,864	261
		356,240
Materials — 2.3%
Air Products and Chemicals Inc	4,255	1,236
Albemarle Corp	2,220	399
Alcoa Corp	4,955	329
Amcor PLC	8,896	354
Anglogold Ashanti PLC	9,700	944
AptarGroup Inc	1,200	151
Ashland Inc	900	50
Avery Dennison Corp	1,466	253
Axalta Coating Systems Ltd *	4,000	111
Ball Corp	5,035	298
Celanese Corp, Cl A	2,038	134
CF Industries Holdings Inc	2,987	388
Cleveland-Cliffs Inc *	10,850	92
Corteva Inc	13,024	1,090
CRH PLC	12,900	1,356
Crown Holdings Inc	2,200	221
Dow Inc	13,575	565
DuPont de Nemours Inc	8,038	368
Eagle Materials Inc	559	106
Eastman Chemical Co	2,232	170
Ecolab Inc	4,786	1,273
Element Solutions Inc	4,400	150
FMC Corp	2,410	41
Freeport-McMoRan Inc, Cl B	27,452	1,614
Graphic Packaging Holding Co	5,800	58
Huntsman Corp	3,155	42
International Flavors & Fragrances Inc	4,869	353
International Paper Co	9,991	357
James Hardie Industries PLC *	2,895	55
Linde PLC	9,010	4,467
Louisiana-Pacific Corp	1,200	87
LyondellBasell Industries NV, Cl A	4,861	392
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Martin Marietta Materials Inc, Cl A	1,156	$680
Mosaic Co/The	5,900	150
MP Materials Corp *	2,750	133
NewMarket Corp	132	85
Newmont Corp	21,005	2,274
Nucor Corp	4,441	751
Olin Corp	2,400	71
Packaging Corp of America	1,664	353
PPG Industries Inc	4,288	458
Reliance Inc	989	301
Royal Gold Inc, Cl A	1,647	419
RPM International Inc	2,400	239
Scotts Miracle-Gro Co/The, Cl A	877	53
Sealed Air Corp	2,800	118
Sherwin-Williams Co/The, Cl A	4,412	1,414
Silgan Holdings Inc	1,630	63
Smurfit WestRock PLC	9,850	393
Solstice Advanced Materials Inc	3,075	234
Sonoco Products Co	1,800	97
Southern Copper Corp	1,612	277
Steel Dynamics Inc	2,599	468
Vulcan Materials Co	2,539	691
Westlake Corp	632	74
		27,300
Real Estate — 2.2%
Agree Realty Corp ‡	2,100	158
Alexandria Real Estate Equities Inc ‡	3,348	155
American Homes 4 Rent, Cl A ‡	6,500	181
American Tower Corp, Cl A ‡	8,984	1,550
Americold Realty Trust Inc ‡	5,500	63
AvalonBay Communities Inc ‡	2,709	442
Brixmor Property Group Inc ‡	5,600	161
BXP Inc ‡	2,962	154
Camden Property Trust ‡	1,969	192
CBRE Group Inc, Cl A *	5,750	779
CoStar Group Inc *	8,000	323
Cousins Properties Inc ‡	3,400	77
Crown Castle Inc ‡	8,336	678
CubeSmart ‡	4,200	154
Digital Realty Trust Inc, Cl A ‡	6,623	1,194
EastGroup Properties Inc ‡	1,000	185
EPR Properties, Cl A ‡	1,500	75
Equinix Inc ‡	1,866	1,829
Equity LifeStyle Properties Inc ‡	3,700	231
Equity Residential ‡	7,233	428
Essex Property Trust Inc ‡	1,227	297
Extra Space Storage Inc ‡	4,065	533
Federal Realty Investment Trust ‡	1,646	175
Fermi Inc *‡	700	4
First Industrial Realty Trust Inc ‡	2,500	145
Gaming and Leisure Properties Inc ‡	5,210	231
Healthcare Realty Trust Inc, Cl A ‡	6,450	110
Healthpeak Properties Inc ‡	13,120	216

26	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Highwoods Properties Inc ‡	2,078	$44
Host Hotels & Resorts Inc ‡	13,052	250
Howard Hughes Holdings Inc *	663	42
Invitation Homes Inc ‡	11,650	289
Iron Mountain Inc ‡	5,600	572
Jones Lang LaSalle Inc *	913	278
Kilroy Realty Corp ‡	2,400	68
Kimco Realty Corp ‡	12,605	283
Lamar Advertising Co, Cl A ‡	1,650	209
Lineage Inc ‡	1,300	43
Medical Properties Trust Inc ‡	9,635	45
Mid-America Apartment Communities Inc ‡	2,200	269
Millrose Properties Inc ‡	2,951	83
National Storage Affiliates Trust ‡	1,400	53
NNN REIT Inc ‡	3,500	147
Omega Healthcare Investors Inc ‡	5,545	243
Park Hotels & Resorts Inc ‡	3,800	40
Prologis Inc ‡	17,762	2,348
Public Storage ‡	3,037	823
Rayonier Inc ‡	5,755	119
Realty Income Corp ‡	17,513	1,071
Regency Centers Corp ‡	3,400	257
Rexford Industrial Realty Inc ‡	4,550	149
SBA Communications Corp, Cl A ‡	1,987	342
Simon Property Group Inc ‡	6,235	1,163
STAG Industrial Inc ‡	3,600	130
Sun Communities Inc ‡	2,383	300
UDR Inc ‡	6,200	209
Ventas Inc ‡	8,990	735
VICI Properties Inc, Cl A ‡	20,494	560
Vornado Realty Trust ‡	3,500	91
Welltower Inc ‡	13,150	2,600
Weyerhaeuser Co ‡	13,797	337
WP Carey Inc ‡	4,090	278
Zillow Group Inc, Cl A *	1,000	41
Zillow Group Inc, Cl C *	3,100	128
		25,359
Utilities — 2.4%
AES Corp/The	13,200	186
Alliant Energy Corp	4,871	349
Ameren Corp	5,225	574
American Electric Power Co Inc	10,229	1,341
American Water Works Co Inc	3,715	506
Atmos Energy Corp	3,116	576
Brookfield Renewable Corp	2,600	103
CenterPoint Energy Inc	12,555	542
Clearway Energy Inc, Cl A	650	25
Clearway Energy Inc, Cl C	1,600	63
CMS Energy Corp	5,710	443
Consolidated Edison Inc	6,879	779
Constellation Energy Corp	5,963	1,665
Dominion Energy Inc	16,352	1,011
DTE Energy Co	4,013	587
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Duke Energy Corp	14,862	$1,946
Edison International	7,349	538
Entergy Corp	8,578	964
Essential Utilities Inc	5,200	209
Evergy Inc	4,317	354
Eversource Energy	7,198	499
Exelon Corp	19,389	950
FirstEnergy Corp	10,500	532
IDACORP Inc, Cl A	1,000	143
MDU Resources Group Inc	4,000	83
National Fuel Gas Co	1,800	169
NextEra Energy Inc	39,955	3,711
NiSource Inc	9,000	420
NRG Energy Inc	3,950	577
OGE Energy Corp	4,100	197
PG&E Corp	42,056	739
Pinnacle West Capital Corp	2,300	232
PPL Corp	14,203	542
Public Service Enterprise Group Inc	9,604	777
Sempra	12,562	1,221
Southern Co/The	21,162	2,042
Talen Energy Corp *	860	274
UGI Corp	4,030	147
Vistra Corp	6,519	980
WEC Energy Group Inc	6,234	722
Xcel Energy Inc	11,340	901
		28,619

Total Common Stock
(Cost $491,246) ($ Thousands)		1,145,201

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	21,894,138	21,894
Total Cash Equivalent
(Cost $21,894) ($ Thousands)		21,894

Total Investments in Securities — 99.8%
(Cost $513,140) ($ Thousands)		$1,167,095

SEI Institutional Managed Trust	27

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Large Cap Index Fund (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
S&P 500 Index E-Mini	59	Jun-2026	$19,600	$19,383	$(217)
S&P Mid Cap 400 Index E-Mini	1	Jun-2026	337	340	3
S&P Mid Cap 400 Index E-Mini	14	Jun-2026	4,808	4,756	(52)
			$24,745	$24,479	$(266)

Percentages are based on Net Assets of $1,169,002 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,145,201	–	–	1,145,201
Cash Equivalent	21,894	–	–	21,894
Total Investments in Securities	1,167,095	–	–	1,167,095

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	3	–	–	3
Unrealized Depreciation	(269)	–	–	(269)
Total Other Financial Instruments	(266)	–	–	(266)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Investments Co	$170	$—	$—	$—	$(13)	$157	$1	$—
SEI Daily Income Trust, Government Fund, Institutional Class	21,151	111,267	(110,524)	—	—	21,894	389	—
Totals	$21,321	$111,267	$(110,524)	$—	$(13)	$22,051	$390	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

28	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.7%

Communication Services — 11.3%
Alphabet Inc, Cl A	460,476	$132,414
Alphabet Inc, Cl C	298,144	85,525
AT&T Inc	1,606,958	46,586
BCE Inc	753,361	19,015
Charter Communications Inc, Cl A *	12,696	2,741
Comcast Corp, Cl A	466,385	13,390
Electronic Arts Inc	50,546	10,305
Fox Corp, Cl A	194,181	11,340
Match Group Inc	315,796	9,698
Meta Platforms Inc, Cl A	120,686	69,048
Netflix Inc *	424,987	40,862
New York Times Co/The, Cl A	19,133	1,602
Nexstar Media Group Inc, Cl A	20,577	3,721
Omnicom Group Inc	106,625	8,030
Sirius XM Holdings Inc	132,099	3,049
Verizon Communications Inc	97,068	4,873
Versant Media Group Inc *	18,655	691
Walt Disney Co/The	72,877	7,024
Warner Bros Discovery Inc *	1,202	33
		469,947
Consumer Discretionary — 10.8%
Abercrombie & Fitch Co, Cl A *	28,912	2,642
ADT Inc	14,527	95
Airbnb Inc, Cl A *	63,004	7,956
Amazon.com Inc, Cl A *	355,690	74,080
AutoZone Inc *	10,322	34,866
Best Buy Co Inc	66,137	4,246
Bloomin' Brands Inc	36,298	196
Booking Holdings Inc	3,523	14,833
BorgWarner Inc	89,239	4,842
Deckers Outdoor Corp *	2,386	239
Dick's Sporting Goods Inc	50,312	9,976
Domino's Pizza Inc	29,016	10,411
DR Horton Inc	16,198	2,223
eBay Inc	216,688	19,723
Expedia Group Inc	41,160	9,503
Ford Motor Co	46,816	540
Gap Inc/The	41,551	1,006
General Motors Co	277,722	20,690
Genuine Parts Co	79,642	8,422
Goodyear Tire & Rubber Co/The *	826,093	5,477
Grand Canyon Education Inc *	36,899	6,274
Harley-Davidson Inc, Cl A	88,020	1,780
Hilton Worldwide Holdings Inc	40,812	12,410
Home Depot Inc/The	27,536	9,056
KB Home	7,532	390
Lowe's Cos Inc	154,550	36,517
Magna International Inc, Cl A	76,294	4,258
McDonald's Corp	777	242
NIKE Inc, Cl B	349,664	18,469
O'Reilly Automotive Inc *	28,590	2,639
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Phinia Inc	7,745	$530
PulteGroup Inc	70,134	8,249
PVH Corp	109,624	7,647
Ralph Lauren Corp, Cl A	23,886	8,217
Ross Stores Inc	37,237	8,067
Starbucks Corp	68,046	6,096
Tapestry Inc	135,372	19,102
TJX Cos Inc/The	308,662	49,293
Ulta Beauty Inc *	8,605	4,498
VF Corp	325,921	5,537
Whirlpool Corp	3,576	193
Williams-Sonoma Inc	1,152	210
Yum! Brands Inc	60,098	9,344
		450,984
Consumer Staples — 6.5%
Albertsons Cos Inc, Cl A	10,939	186
Altria Group Inc	422,820	27,902
Ambev SA ADR	242,802	709
Archer-Daniels-Midland Co	50,878	3,698
Coca-Cola Co/The	108,858	8,279
Colgate-Palmolive Co	78,482	6,689
Conagra Brands Inc	557,540	8,765
Constellation Brands Inc, Cl A	10,975	1,646
Costco Wholesale Corp	9,292	9,259
Diageo PLC ADR	2,204	164
Dollar General Corp	116,044	13,778
Estee Lauder Cos Inc/The, Cl A	99,016	7,106
Hershey Co/The	26,426	5,494
Ingredion Inc	26,094	2,940
Kimberly-Clark Corp	41,873	4,039
Kroger Co/The	403,798	29,219
Lamb Weston Holdings Inc	16,377	692
Magnum Ice Cream *	15,319	229
Molson Coors Beverage Co, Cl B	246,452	10,612
Mondelez International Inc, Cl A	24,475	1,411
Monster Beverage Corp *	103,467	7,497
PepsiCo Inc	188,587	29,286
Philip Morris International Inc	167,541	27,701
Procter & Gamble Co/The	179,078	25,866
Target Corp, Cl A	53,833	6,525
Tyson Foods Inc, Cl A	51,116	3,275
Unilever PLC ADR	194,516	11,082
Walmart Inc	127,956	15,902
		269,951
Energy — 3.4%
APA Corp	50,057	2,124
Canadian Natural Resources Ltd	215,221	10,488
Chevron Corp	154,499	31,966
ConocoPhillips	179,580	23,705
Devon Energy Corp	127,504	6,416
Exxon Mobil Corp	112,652	19,112
Halliburton Co	506,523	19,749

SEI Institutional Managed Trust	29

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
HF Sinclair Corp	40,846	$2,548
Marathon Petroleum Corp	55,200	13,479
Phillips 66	25,701	4,682
Scorpio Tankers Inc	22,109	1,651
Valero Energy Corp	32,115	7,935
		143,855
Financials — 13.6%
Allstate Corp/The	49,660	10,296
American Financial Group Inc/OH	11,100	1,418
Ameriprise Financial Inc	13,265	5,895
Annaly Capital Management Inc ‡	60,492	1,279
Assurant Inc	6,412	1,397
Bank of America Corp	1,040,336	50,716
Bank of New York Mellon Corp/The	68,447	8,120
Berkshire Hathaway Inc, Cl B *	64,666	30,988
Chubb Ltd	17,073	5,565
Citigroup Inc	394,108	44,696
CME Group Inc, Cl A	77,815	22,983
Federated Hermes Inc, Cl B	52,192	2,960
Fifth Third Bancorp	106,076	4,928
First Horizon Corp	36,043	820
Global Payments Inc	69,318	4,665
Goldman Sachs Group Inc/The	21,644	18,311
Hartford Insurance Group Inc/The	66,936	9,052
Intercontinental Exchange Inc	50,750	7,982
JPMorgan Chase & Co	146,435	43,075
KKR & Co Inc	19,666	1,819
Lincoln National Corp	12,992	461
Marsh & McLennan Cos Inc	26,931	4,671
Mastercard Inc, Cl A	106,450	53,189
Moody's Corp	143,750	62,711
Morgan Stanley	247,935	40,803
MSCI Inc, Cl A	21,417	11,544
Navient Corp	12,251	100
PNC Financial Services Group Inc/The	31,599	6,575
Progressive Corp/The	4,956	982
Prudential Financial Inc	17,700	1,729
Regions Financial Corp	307,300	8,027
S&P Global Inc	10,324	4,391
Travelers Cos Inc/The	68,288	19,918
Truist Financial Corp	124,143	5,707
Visa Inc, Cl A	182,933	55,290
Voya Financial Inc	24,909	1,702
Wells Fargo & Co	92,870	7,393
Western Union Co/The	839,472	7,329
		569,487
Health Care — 11.4%
Becton Dickinson & Co	60,525	9,516
BioMarin Pharmaceutical Inc *	78,564	4,438
Cardinal Health Inc	36,074	7,623
Cencora Inc, Cl A	67,469	21,195
Centene Corp *	13,811	452
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cigna Group/The	27,340	$7,293
CVS Health Corp	187,955	13,499
Danaher Corp, Cl A	9,475	1,796
Edwards Lifesciences Corp, Cl A *	61,914	4,958
Eli Lilly & Co	10,868	9,996
Exelixis Inc *	438,964	18,827
Genmab A/S ADR *	50,811	1,363
Gilead Sciences Inc	184,346	25,692
HCA Healthcare Inc	22,664	10,726
Humana Inc	11,818	2,049
ICON PLC *	50,466	5,585
IDEXX Laboratories Inc *	12,340	6,934
Incyte Corp *	31,882	3,001
Intuitive Surgical Inc *	20,368	9,389
Jazz Pharmaceuticals PLC *	15,524	2,935
Johnson & Johnson	411,414	100,566
McKesson Corp	12,923	11,183
Medtronic PLC	118,444	10,263
Merck & Co Inc	424,053	51,009
Mettler-Toledo International Inc *	38,958	49,134
Neurocrine Biosciences Inc *	2,838	374
Novartis AG ADR	32,225	4,922
Novo Nordisk A/S ADR	51,225	1,883
Pfizer Inc	628,557	17,650
ResMed Inc	835	187
Royalty Pharma PLC, Cl A	192,222	9,221
Stryker Corp	10,148	3,335
United Therapeutics Corp *	22,931	13,598
UnitedHealth Group Inc	85,878	23,238
Veeva Systems Inc, Cl A *	20,417	3,586
Vertex Pharmaceuticals Inc *	2,576	1,150
Viatris Inc, Cl W	270,899	3,660
Zoetis Inc, Cl A	33,352	3,943
		476,169
Industrials — 10.7%
A O Smith Corp	61,421	4,050
AerCap Holdings NV	69,368	9,516
AGCO Corp	35,438	4,106
Allegion PLC	9,085	1,320
Allison Transmission Holdings Inc	5,744	672
AMETEK Inc	1,025	220
CACI International Inc, Cl A *	4,503	2,449
Carrier Global Corp	357,041	20,105
Caterpillar Inc, Cl A	25,261	17,896
CNH Industrial NV	437,797	4,816
Cummins Inc	8,214	4,419
Deere & Co	9,337	5,259
Delta Air Lines Inc, Cl A	141,910	9,434
Donaldson Co Inc, Cl A	81,309	6,901
Eaton Corp PLC	19,035	6,808
FedEx Corp	20,626	7,347
Fortive Corp	40,337	2,230
General Electric Co	70,424	19,984

30	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Genpact Ltd	5,489	$204
Graco Inc	297,412	25,176
HEICO Corp	17,061	4,678
Huntington Ingalls Industries Inc, Cl A	12,706	4,827
Illinois Tool Works Inc	47,481	12,359
Johnson Controls International PLC	134,509	17,614
L3Harris Technologies Inc	16,520	5,702
Leidos Holdings Inc	10,742	1,671
Lincoln Electric Holdings Inc	7,644	1,904
Lockheed Martin Corp	15,688	9,482
Masco Corp	67,843	4,096
Matson Inc	1,938	318
Middleby Corp/The *	37,114	4,921
Mueller Industries Inc	8,085	896
Northrop Grumman Corp	12,855	8,770
Oshkosh Corp	23,711	3,490
Otis Worldwide Corp	322,234	24,838
Owens Corning	28,190	3,051
PACCAR Inc	50,000	5,775
Parker-Hannifin Corp, Cl A	4,989	4,466
QXO Inc *	224,127	4,352
Regal Rexnord Corp	3,646	683
Republic Services Inc	25,679	5,624
Rockwell Automation Inc	17,010	6,105
Rollins Inc	6,310	337
RTX Corp	184,261	35,544
Ryder System Inc	45,606	9,336
Siemens AG ADR	106,282	12,954
Snap-on Inc	12,281	4,461
Southwest Airlines Co, Cl A	65,460	2,459
Textron Inc	63,528	5,562
Trane Technologies PLC	26,477	11,034
TransDigm Group Inc	19,155	22,200
United Airlines Holdings Inc *	59,201	5,451
Veralto Corp	141,460	12,508
Verisk Analytics Inc, Cl A	23,313	4,424
Vertiv Holdings Co, Cl A	17,854	4,474
Waste Management Inc	18,232	4,189
WW Grainger Inc	19,207	20,951
		444,418
Information Technology — 26.2%
Adobe Inc *	123,106	29,925
Amdocs Ltd	49,322	3,219
Amkor Technology Inc	109,364	4,925
Amphenol Corp, Cl A	209,248	26,438
Analog Devices Inc	82,993	26,403
Apple Inc	623,002	158,112
Applied Materials Inc	54,964	18,786
AppLovin Corp, Cl A *	13,619	5,420
Arista Networks Inc *	117,244	14,395
Arrow Electronics Inc, Cl A *	15,055	2,159
Autodesk Inc, Cl A *	42,771	10,239
Broadcom Inc	198,313	61,380
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ciena Corp *	7,526	$2,922
Cirrus Logic Inc *	64,986	9,398
Cisco Systems Inc	526,954	40,886
Cognizant Technology Solutions Corp, Cl A	8,912	547
Corning Inc, Cl B	134,733	18,320
Dell Technologies Inc, Cl C	8,137	1,335
Dolby Laboratories Inc, Cl A	210,064	12,616
Dropbox Inc, Cl A *	714,099	16,224
DXC Technology Co *	412,169	5,181
F5 Inc, Cl A *	91,534	26,484
Fair Isaac Corp *	85	91
Flex Ltd *	275,488	18,033
Fortinet Inc *	2,586	211
Gen Digital Inc	292,928	5,516
Hewlett Packard Enterprise Co	294,388	7,009
HP Inc	364,323	6,999
International Business Machines Corp	6,932	1,680
Intuit Inc	39,613	17,128
Jabil Inc	49,885	13,251
KLA Corp	1,200	1,767
Lam Research Corp	96,352	20,587
Manhattan Associates Inc *	46,475	6,187
Micron Technology Inc	61,768	20,868
Microsoft Corp	486,353	180,033
Motorola Solutions Inc	37,791	16,400
NetApp Inc	160,948	16,479
NVIDIA Corp	759,275	132,418
ON Semiconductor Corp *	99,631	6,169
Oracle Corp, Cl B	209,380	30,802
QUALCOMM Inc	168,284	21,672
Ralliant Corp	—	—
Roper Technologies Inc	9,267	3,279
Salesforce Inc	27,652	5,162
SAP SE ADR	43,881	7,513
Skyworks Solutions Inc	185,555	9,936
Taiwan Semiconductor Manufacturing Co
Ltd ADR	50,796	17,166
TD SYNNEX Corp	27,685	4,671
Texas Instruments Inc	34,041	6,609
Twilio Inc, Cl A *	29,785	3,748
VeriSign Inc	36,841	9,150
Vontier Corp	166,791	5,916
		1,091,764
Materials — 2.5%
Celanese Corp, Cl A	73,113	4,809
Corteva Inc	38,004	3,181
Eastman Chemical Co	31,433	2,399
Ecolab Inc	24,341	6,475
Linde PLC	85,175	42,226
LyondellBasell Industries NV, Cl A	74,826	6,028
Mosaic Co/The	8,474	216
Newmont Corp	64,648	6,998
O-I Glass Inc, Cl I *	48,098	506

SEI Institutional Managed Trust	31

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Tax-Managed Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Reliance Inc	11,055	$3,360
Sherwin-Williams Co/The, Cl A	67,820	21,740
Steel Dynamics Inc	28,213	5,078
Sylvamo Corp	12,276	519
		103,535
Real Estate — 0.7%
American Tower Corp, Cl A ‡	24,071	4,154
Brandywine Realty Trust ‡	24,300	66
CBRE Group Inc, Cl A *	41,173	5,577
Crown Castle Inc ‡	34,157	2,777
Equinix Inc ‡	1,186	1,163
Healthpeak Properties Inc ‡	140,540	2,309
Omega Healthcare Investors Inc ‡	48,451	2,123
Public Storage ‡	4,106	1,112
Sabra Health Care REIT Inc ‡	130,321	2,506
SBA Communications Corp, Cl A ‡	18,373	3,162
Welltower Inc ‡	31,149	6,159
		31,108
Utilities — 1.6%
American Electric Power Co Inc	57,553	7,544
Edison International	62,004	4,538
Entergy Corp	22,430	2,520
Eversource Energy	55,864	3,870
Exelon Corp	132,096	6,475
NextEra Energy Inc	123,716	11,491
NRG Energy Inc	117,144	17,119
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
UGI Corp	192,190	$7,000
Vistra Corp	40,284	6,056
Xcel Energy Inc	21,754	1,728
		68,341
Total Common Stock
(Cost $1,635,779) ($ Thousands)		4,119,559

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	48,387,468	48,387
Total Cash Equivalent
(Cost $48,387) ($ Thousands)		48,387
Total Investments in Securities — 99.9%
(Cost $1,684,166) ($ Thousands)		$4,167,946

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
S&P 500 Index E-Mini	69	Jun-2026	$23,068	$22,669	$(399)
S&P Mid Cap 400 Index E-Mini	21	Jun-2026	7,070	7,132	62
			$30,138	$29,801	$(337)

Percentages are based on Net Assets of $4,170,716 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,119,559	–	–	4,119,559
Cash Equivalent	48,387	–	–	48,387
Total Investments in Securities	4,167,946	–	–	4,167,946

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	62	–	–	62
Unrealized Depreciation	(399)	–	–	(399)
Total Other Financial Instruments	(337)	–	–	(337)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

32	SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$46,333	$490,281	$(488,227)	$—	$—	$48,387	$957	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	33

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.2%
Communication Services — 10.1%
Alphabet Inc, Cl A	105,511	$30,341
Alphabet Inc, Cl C	84,710	24,300
AT&T Inc	126,813	3,676
Charter Communications Inc, Cl A *	1,612	348
Comcast Corp, Cl A	64,995	1,866
EchoStar Corp, Cl A *	2,450	287
Electronic Arts Inc	4,068	829
Fox Corp, Cl A	3,566	208
Fox Corp, Cl B	2,531	134
Live Nation Entertainment Inc *	2,790	426
Meta Platforms Inc, Cl A	39,604	22,659
Netflix Inc *	76,510	7,356
News Corp, Cl A	6,725	168
News Corp, Cl B	2,100	60
Omnicom Group Inc	5,632	424
Paramount Skydance Corp, Cl B	5,931	54
Take-Two Interactive Software Inc, Cl A *	3,170	626
TKO Group Holdings Inc, Cl A	1,170	236
T-Mobile US Inc	8,606	1,808
Trade Desk Inc/The, Cl A *	7,600	172
Verizon Communications Inc	76,491	3,840
Walt Disney Co/The	32,081	3,092
Warner Bros Discovery Inc *	44,984	1,235
		104,145
Consumer Discretionary — 9.7%
Airbnb Inc, Cl A *	7,730	976
Amazon.com Inc, Cl A *	176,963	36,856
Aptiv PLC *	3,800	264
AutoZone Inc *	287	969
Best Buy Co Inc	3,504	225
Booking Holdings Inc	584	2,459
Carnival Corp	19,774	512
Carvana Co, Cl A *	2,580	811
Chipotle Mexican Grill Inc, Cl A *	23,580	755
Darden Restaurants Inc	2,098	411
Deckers Outdoor Corp *	2,556	256
Domino's Pizza Inc	575	206
DoorDash Inc, Cl A *	6,810	1,023
DR Horton Inc	4,898	672
eBay Inc	8,229	749
Expedia Group Inc	2,155	498
Ford Motor Co	71,100	820
Garmin Ltd	2,981	692
General Motors Co	16,367	1,219
Genuine Parts Co	2,446	259
Hasbro Inc	2,446	229
Hilton Worldwide Holdings Inc	4,140	1,259
Home Depot Inc/The	18,029	5,930
Las Vegas Sands Corp	5,560	300
Lennar Corp, Cl A	3,940	342
Lowe's Cos Inc	10,183	2,406
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lululemon Athletica Inc *	1,950	$299
Marriott International Inc/MD, Cl A	3,960	1,295
McDonald's Corp	12,942	4,022
MGM Resorts International *	3,500	130
NIKE Inc, Cl B	21,590	1,140
Norwegian Cruise Line Holdings Ltd *	7,980	149
NVR Inc *	51	336
O'Reilly Automotive Inc *	15,330	1,415
Pool Corp	572	116
PulteGroup Inc	3,549	417
Ralph Lauren Corp, Cl A	715	246
Ross Stores Inc	5,899	1,278
Royal Caribbean Cruises Ltd	4,600	1,266
Starbucks Corp	20,625	1,848
Tapestry Inc	3,729	526
Tesla Inc *	50,949	18,940
TJX Cos Inc/The	20,169	3,221
Tractor Supply Co	9,330	423
Ulta Beauty Inc *	793	414
Williams-Sonoma Inc	2,150	392
Wynn Resorts Ltd	1,479	150
Yum! Brands Inc	5,050	785
		99,906
Consumer Staples — 5.2%
Altria Group Inc	30,463	2,010
Archer-Daniels-Midland Co	8,738	635
Brown-Forman Corp, Cl B	3,215	85
Bunge Global SA	2,430	309
Campbell's Company/The	3,384	75
Church & Dwight Co Inc	4,376	408
Clorox Co/The	2,142	222
Coca-Cola Co/The	70,234	5,341
Colgate-Palmolive Co	14,655	1,249
Conagra Brands Inc	8,355	131
Constellation Brands Inc, Cl A	2,487	373
Costco Wholesale Corp	8,050	8,021
Dollar General Corp	3,991	474
Dollar Tree Inc *	3,434	376
Estee Lauder Cos Inc/The, Cl A	4,500	323
General Mills Inc	9,406	350
Hershey Co/The	2,672	555
Hormel Foods Corp	5,208	118
J M Smucker Co/The	1,903	184
Kenvue Inc	34,830	600
Keurig Dr Pepper Inc	24,710	651
Kimberly-Clark Corp	6,013	580
Kraft Heinz Co/The	15,548	350
Kroger Co/The	10,566	765
McCormick & Co Inc/MD	4,632	234
Molson Coors Beverage Co, Cl B	3,011	130
Mondelez International Inc, Cl A	23,440	1,351
Monster Beverage Corp *	12,958	939
PepsiCo Inc	24,829	3,856

34	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Philip Morris International Inc	28,236	$4,669
Procter & Gamble Co/The	42,097	6,081
Sysco Corp	8,710	621
Target Corp, Cl A	8,238	998
Tyson Foods Inc, Cl A	4,983	319
Walmart Inc	79,503	9,881
		53,264
Energy — 3.9%
APA Corp	6,031	256
Baker Hughes Co, Cl A	17,909	1,093
Chevron Corp	33,986	7,032
ConocoPhillips	22,184	2,928
Coterra Energy Inc	13,863	487
Devon Energy Corp	11,413	574
Diamondback Energy Inc, Cl A	3,401	673
EOG Resources Inc	9,857	1,425
EQT Corp	11,370	724
Expand Energy Corp	4,200	461
Exxon Mobil Corp	75,730	12,849
Halliburton Co	15,342	598
Kinder Morgan Inc	35,572	1,193
Marathon Petroleum Corp	5,358	1,308
Occidental Petroleum Corp	13,092	851
ONEOK Inc	11,429	1,033
Phillips 66	7,327	1,335
SLB Ltd, Cl A	27,130	1,394
Targa Resources Corp	3,890	975
Texas Pacific Land Corp	1,060	503
Valero Energy Corp	5,553	1,372
Williams Cos Inc/The	22,157	1,613
		40,677
Financials — 12.4%
Aflac Inc	8,444	926
Allstate Corp/The	4,729	980
American Express Co	9,723	2,941
American International Group Inc	9,835	740
Ameriprise Financial Inc	1,645	731
Aon PLC, Cl A	3,882	1,253
Apollo Global Management Inc	8,420	938
Arch Capital Group Ltd *	6,580	632
Ares Management Corp, Cl A	3,750	409
Arthur J Gallagher & Co	4,679	1,013
Assurant Inc	905	197
Bank of America Corp	120,231	5,861
Bank of New York Mellon Corp/The	12,489	1,482
Berkshire Hathaway Inc, Cl B *	33,225	15,921
Blackrock Inc	2,598	2,499
Blackstone Inc, Cl A	13,430	1,544
Block Inc, Cl A *	9,980	601
Brown & Brown Inc	5,370	350
Capital One Financial Corp	11,305	2,062
Cboe Global Markets Inc	1,890	531
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Charles Schwab Corp/The	30,325	$2,850
Chubb Ltd	6,606	2,153
Cincinnati Financial Corp	2,843	447
Citigroup Inc	31,646	3,589
Citizens Financial Group Inc	7,830	470
CME Group Inc, Cl A	6,562	1,938
Coinbase Global Inc, Cl A *	4,050	707
Corpay Inc *	1,239	361
Erie Indemnity Co, Cl A	440	111
Everest Group Ltd	727	238
FactSet Research Systems Inc	680	148
Fidelity National Information Services
Inc, Cl B	9,145	429
Fifth Third Bancorp	16,351	760
Fiserv Inc, Cl A *	9,805	547
Franklin Resources Inc	5,488	130
Global Payments Inc	4,313	290
Globe Life Inc	1,439	200
Goldman Sachs Group Inc/The	5,450	4,611
Hartford Insurance Group Inc/The	5,066	685
Huntington Bancshares Inc/OH	36,974	579
Interactive Brokers Group Inc, Cl A	8,120	545
Intercontinental Exchange Inc	10,343	1,627
Invesco Ltd	7,616	185
Jack Henry & Associates Inc	1,300	205
JPMorgan Chase & Co	48,838	14,366
KeyCorp	16,933	339
KKR & Co Inc	12,450	1,152
Loews Corp	2,992	319
M&T Bank Corp	2,774	573
Marsh & McLennan Cos Inc	8,779	1,523
Mastercard Inc, Cl A	14,763	7,376
MetLife Inc	10,039	710
Moody's Corp	2,791	1,218
Morgan Stanley	21,800	3,588
MSCI Inc, Cl A	1,348	727
Nasdaq Inc, Cl A	8,227	698
Northern Trust Corp	3,429	479
PayPal Holdings Inc	16,689	755
PNC Financial Services Group Inc/The	7,143	1,486
Principal Financial Group Inc, Cl A	3,517	317
Progressive Corp/The	10,637	2,109
Prudential Financial Inc	6,376	623
Raymond James Financial Inc	3,208	464
Regions Financial Corp	15,963	417
Robinhood Markets Inc, Cl A *	14,270	989
S&P Global Inc	5,565	2,367
State Street Corp	5,075	642
Synchrony Financial	6,363	433
T Rowe Price Group Inc	3,853	347
Travelers Cos Inc/The	3,916	1,142
Truist Financial Corp	22,886	1,052
US Bancorp	28,218	1,468

SEI Institutional Managed Trust	35

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Visa Inc, Cl A	30,467	$9,208
W R Berkley Corp	5,280	350
Wells Fargo & Co	56,010	4,459
Willis Towers Watson PLC	1,739	506
		127,618
Health Care — 9.3%
Abbott Laboratories	31,542	3,238
AbbVie Inc	32,069	6,975
Agilent Technologies Inc	5,165	589
Align Technology Inc *	1,236	212
Amgen Inc, Cl A	9,779	3,441
Baxter International Inc	9,235	155
Becton Dickinson & Co	5,218	820
Biogen Inc *	2,596	476
Bio-Techne Corp	2,852	149
Boston Scientific Corp *	26,902	1,688
Bristol-Myers Squibb Co	36,943	2,241
Cardinal Health Inc	4,299	908
Cencora Inc, Cl A	3,507	1,102
Centene Corp *	8,499	278
Charles River Laboratories International Inc *	910	157
Cigna Group/The	4,793	1,279
Cooper Cos Inc/The *	3,616	259
CVS Health Corp	23,027	1,654
Danaher Corp, Cl A	11,387	2,159
DaVita Inc *	656	101
Dexcom Inc *	7,082	445
Edwards Lifesciences Corp, Cl A *	10,552	845
Elevance Health Inc	4,003	1,172
Eli Lilly & Co	14,333	13,183
GE HealthCare Technologies Inc	8,302	591
Gilead Sciences Inc	22,534	3,141
HCA Healthcare Inc	2,831	1,340
Henry Schein Inc *	1,800	133
Hologic Inc *	4,050	306
Humana Inc	2,211	383
IDEXX Laboratories Inc *	1,422	799
Incyte Corp *	3,000	282
Insulet Corp *	1,250	262
Intuitive Surgical Inc *	6,409	2,954
IQVIA Holdings Inc *	3,106	530
Johnson & Johnson	43,685	10,678
Labcorp Holdings Inc	1,470	392
McKesson Corp	2,204	1,907
Medtronic PLC	23,269	2,016
Merck & Co Inc	45,031	5,417
Mettler-Toledo International Inc *	357	450
Moderna Inc *	6,120	311
Pfizer Inc	103,187	2,897
Quest Diagnostics Inc	1,964	385
Regeneron Pharmaceuticals Inc	1,847	1,427
ResMed Inc	2,639	592
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Revvity Inc	2,048	$179
Solventum Corp *	2,642	173
STERIS PLC	1,735	384
Stryker Corp	6,226	2,046
Thermo Fisher Scientific Inc	6,799	3,342
UnitedHealth Group Inc	16,443	4,449
Universal Health Services Inc, Cl B	1,000	179
Vertex Pharmaceuticals Inc *	4,607	2,057
Viatris Inc, Cl W	20,267	274
Waters Corp *	1,804	537
West Pharmaceutical Services Inc	1,276	320
Zimmer Biomet Holdings Inc	3,484	315
Zoetis Inc, Cl A	7,650	904
		95,878
Industrials — 8.9%
3M Co	9,551	1,387
A O Smith Corp	2,050	135
Allegion PLC	1,570	228
AMETEK Inc	4,180	896
Automatic Data Processing Inc	7,305	1,484
Axon Enterprise Inc *	1,427	606
Boeing Co/The *	14,216	2,829
Broadridge Financial Solutions Inc	2,054	334
Builders FirstSource Inc *	2,000	165
Carrier Global Corp	14,401	811
Caterpillar Inc, Cl A	8,434	5,975
CH Robinson Worldwide Inc	2,075	345
Cintas Corp	6,198	1,048
Comfort Systems USA Inc	640	883
Copart Inc *	16,180	537
CSX Corp	33,839	1,389
Cummins Inc	2,511	1,351
Deere & Co	4,578	2,579
Delta Air Lines Inc, Cl A	11,773	783
Dover Corp	2,477	516
Eaton Corp PLC	7,070	2,529
EMCOR Group Inc	810	598
Emerson Electric Co	10,185	1,334
Equifax Inc	2,159	389
Expeditors International of Washington Inc	2,367	339
Fastenal Co, Cl A	20,846	967
FedEx Corp	3,951	1,407
Fortive Corp	5,797	320
GE Vernova Inc	4,895	4,273
Generac Holdings Inc *	1,024	200
General Dynamics Corp	4,624	1,587
General Electric Co	18,992	5,389
Honeywell International Inc	11,540	2,608
Howmet Aerospace Inc	7,268	1,675
Hubbell Inc, Cl B	970	476
Huntington Ingalls Industries Inc, Cl A	697	265
IDEX Corp	1,350	256
Illinois Tool Works Inc	4,785	1,246

36	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ingersoll Rand Inc	6,543	$524
Jacobs Solutions Inc	2,082	265
JB Hunt Transport Services Inc	1,351	286
Johnson Controls International PLC	11,112	1,455
L3Harris Technologies Inc	3,409	1,177
Leidos Holdings Inc	2,253	350
Lennox International Inc	602	279
Lockheed Martin Corp	3,672	2,219
Masco Corp	3,784	228
Nordson Corp	950	253
Norfolk Southern Corp	4,086	1,173
Northrop Grumman Corp	2,394	1,633
Old Dominion Freight Line Inc, Cl A	3,348	654
Otis Worldwide Corp	7,090	547
PACCAR Inc	9,550	1,103
Parker-Hannifin Corp, Cl A	2,286	2,047
Paychex Inc	5,879	542
Pentair PLC	2,866	250
Quanta Services Inc	2,698	1,481
Republic Services Inc	3,653	800
Rockwell Automation Inc	2,046	734
Rollins Inc	5,350	286
RTX Corp	24,297	4,687
Snap-on Inc	917	333
Southwest Airlines Co, Cl A	9,122	343
Stanley Black & Decker Inc	2,758	196
Textron Inc	3,167	277
Trane Technologies PLC	4,000	1,667
TransDigm Group Inc	1,025	1,188
Uber Technologies Inc *	37,299	2,683
Union Pacific Corp	10,761	2,611
United Airlines Holdings Inc *	5,870	540
United Parcel Service Inc, Cl B	13,438	1,322
United Rentals Inc	1,134	826
Veralto Corp	4,380	387
Verisk Analytics Inc, Cl A	2,556	485
Vertiv Holdings Co, Cl A	6,950	1,742
Waste Management Inc	6,714	1,543
Westinghouse Air Brake Technologies Corp	3,111	778
WW Grainger Inc	792	864
Xylem Inc/NY	4,440	531
		91,428
Information Technology — 32.3%
Accenture PLC, Cl A	11,136	2,208
Adobe Inc *	7,447	1,810
Advanced Micro Devices Inc *	29,541	6,009
Akamai Technologies Inc *	2,504	288
Amphenol Corp, Cl A	22,220	2,807
Analog Devices Inc	8,862	2,819
Apple Inc	265,972	67,501
Applied Materials Inc	14,404	4,923
AppLovin Corp, Cl A *	4,927	1,961
Arista Networks Inc *	18,740	2,301
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Autodesk Inc, Cl A *	3,846	$921
Broadcom Inc	85,880	26,581
Cadence Design Systems Inc *	4,951	1,376
CDW Corp/DE	2,297	278
Ciena Corp *	2,550	990
Cisco Systems Inc	71,469	5,545
Cognizant Technology Solutions Corp, Cl A	8,775	538
Coherent Corp *	3,400	810
Corning Inc, Cl B	14,158	1,925
Crowdstrike Holdings Inc, Cl A *	4,556	1,779
Datadog Inc, Cl A *	5,910	698
Dell Technologies Inc, Cl C	5,380	883
EPAM Systems Inc *	1,000	135
F5 Inc, Cl A *	1,020	295
Fair Isaac Corp *	410	438
First Solar Inc *	1,890	373
Fortinet Inc *	11,480	938
Gartner Inc *	1,227	194
Gen Digital Inc	9,647	182
GoDaddy Inc, Cl A *	2,380	197
Hewlett Packard Enterprise Co	24,031	572
HP Inc	16,452	316
Intel Corp *	85,077	3,754
International Business Machines Corp	16,959	4,111
Intuit Inc	5,053	2,185
Jabil Inc	1,890	502
Keysight Technologies Inc *	3,132	884
KLA Corp	2,392	3,522
Lam Research Corp	22,649	4,839
Lumentum Holdings Inc *	1,300	914
Microchip Technology Inc	9,843	636
Micron Technology Inc	20,338	6,871
Microsoft Corp	134,513	49,793
Monolithic Power Systems Inc	890	973
Motorola Solutions Inc	3,022	1,311
NetApp Inc	3,525	361
NVIDIA Corp	440,262	76,782
NXP Semiconductors NV	4,556	897
ON Semiconductor Corp *	7,150	443
Oracle Corp, Cl B	30,510	4,488
Palantir Technologies Inc, Cl A *	41,417	6,058
Palo Alto Networks Inc *	14,418	2,311
PTC Inc *	2,207	314
Qnity Electronics Inc	3,800	438
QUALCOMM Inc	19,424	2,501
Roper Technologies Inc	1,966	696
Salesforce Inc	16,969	3,168
Sandisk Corp/DE *	2,660	1,690
Seagate Technology Holdings PLC	3,960	1,551
ServiceNow Inc *	18,850	1,971
Skyworks Solutions Inc	2,666	143
Super Micro Computer Inc *	9,160	209
Synopsys Inc *	3,466	1,374

SEI Institutional Managed Trust	37

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TE Connectivity PLC	5,359	$1,120
Teledyne Technologies Inc *	828	501
Teradyne Inc	2,865	849
Texas Instruments Inc	16,491	3,202
Trimble Inc *	4,350	284
Tyler Technologies Inc *	770	264
VeriSign Inc	1,525	379
Western Digital Corp	6,144	1,662
Workday Inc, Cl A *	3,930	511
Zebra Technologies Corp, Cl A *	883	185
		333,238
Materials — 2.0%
Air Products and Chemicals Inc	4,051	1,177
Albemarle Corp	2,077	373
Amcor PLC	8,392	334
Avery Dennison Corp	1,414	244
Ball Corp	4,722	279
CF Industries Holdings Inc	2,850	370
Corteva Inc	12,303	1,030
CRH PLC	12,170	1,279
Dow Inc	12,956	540
DuPont de Nemours Inc	7,649	350
Ecolab Inc	4,626	1,231
Freeport-McMoRan Inc, Cl B	26,063	1,532
International Flavors & Fragrances Inc	4,516	328
International Paper Co	9,302	332
Linde PLC	8,463	4,196
LyondellBasell Industries NV, Cl A	4,624	372
Martin Marietta Materials Inc, Cl A	1,079	635
Mosaic Co/The	5,659	144
Newmont Corp	19,815	2,145
Nucor Corp	4,137	699
Packaging Corp of America	1,650	350
PPG Industries Inc	3,965	424
Sherwin-Williams Co/The, Cl A	4,195	1,345
Smurfit WestRock PLC	9,534	380
Steel Dynamics Inc	2,520	454
Vulcan Materials Co	2,389	650
		21,193
Real Estate — 1.9%
Alexandria Real Estate Equities Inc ‡	2,623	122
American Tower Corp, Cl A ‡	8,487	1,465
AvalonBay Communities Inc ‡	2,498	408
BXP Inc ‡	2,550	132
Camden Property Trust ‡	1,850	181
CBRE Group Inc, Cl A *	5,329	722
CoStar Group Inc *	7,480	302
Crown Castle Inc ‡	7,944	646
Digital Realty Trust Inc, Cl A ‡	5,859	1,056
Equinix Inc ‡	1,799	1,763
Equity Residential ‡	6,294	372
Essex Property Trust Inc ‡	1,191	288

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Extra Space Storage Inc ‡	3,849	$505
Federal Realty Investment Trust ‡	1,450	154
Healthpeak Properties Inc ‡	12,450	205
Host Hotels & Resorts Inc ‡	11,214	215
Invitation Homes Inc ‡	9,750	242
Iron Mountain Inc ‡	5,358	547
Kimco Realty Corp ‡	12,363	278
Mid-America Apartment Communities Inc ‡	2,040	249
Prologis Inc ‡	16,840	2,226
Public Storage ‡	2,847	771
Realty Income Corp ‡	16,718	1,023
Regency Centers Corp ‡	2,949	223
SBA Communications Corp, Cl A ‡	1,869	322
Simon Property Group Inc ‡	5,916	1,103
UDR Inc ‡	5,400	182
Ventas Inc ‡	8,532	698
VICI Properties Inc, Cl A ‡	19,470	532
Welltower Inc ‡	12,459	2,463
Weyerhaeuser Co ‡	13,161	321
		19,716
Utilities — 2.5%
AES Corp/The	12,940	182
Alliant Energy Corp	4,680	336
Ameren Corp	4,933	542
American Electric Power Co Inc	9,715	1,273
American Water Works Co Inc	3,537	481
Atmos Energy Corp	2,900	536
CenterPoint Energy Inc	11,875	513
CMS Energy Corp	5,551	431
Consolidated Edison Inc	6,586	745
Constellation Energy Corp	5,661	1,581
Dominion Energy Inc	15,500	958
DTE Energy Co	3,756	549
Duke Energy Corp	14,121	1,849
Edison International	6,987	511
Entergy Corp	8,142	915
Evergy Inc	4,199	344
Eversource Energy	6,835	474
Exelon Corp	18,365	900
FirstEnergy Corp	9,173	465
NextEra Energy Inc	37,791	3,510
NiSource Inc	8,694	406
NRG Energy Inc	3,848	562
PG&E Corp	39,960	702
Pinnacle West Capital Corp	2,099	211
PPL Corp	13,451	514
Public Service Enterprise Group Inc	9,070	734
Sempra	11,840	1,151
Southern Co/The	20,001	1,931
Vistra Corp	5,780	869
WEC Energy Group Inc	5,901	683

38	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	10,746	$854
		25,712
Total Common Stock
(Cost $230,967) ($ Thousands)		1,012,775
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	16,328,209	$16,328
Total Cash Equivalent
(Cost $16,328) ($ Thousands)		16,328
Total Investments in Securities — 99.8%
(Cost $247,295) ($ Thousands)		$1,029,103

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts S&P 500 Index E-Mini	56	Jun-2026	$18,713	$18,398	$(315)

Percentages are based on Net Assets of $1,031,283 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,012,775	–	–	1,012,775
Cash Equivalent	–	16,328	–	16,328
Total Investments in Securities	1,012,775	16,328	–	1,029,103

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(315)	–	–	(315)
Total Other Financial Instruments	(315)	–	–	(315)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$21,853	$57,689	$(63,214)	$—	$—	$16,328	$364	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	39

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.6%

Communication Services — 1.7%
AMC Networks Inc, Cl A *	14,165	$96
Angi Inc, Cl A *	17,342	119
ATN International Inc	5,575	152
Bumble Inc, Cl A *	40,067	131
Cable One Inc	2,255	206
Cars.com Inc *	11,443	93
CuriosityStream Inc	89,906	266
EverQuote Inc, Cl A *	18,871	291
Gogo Inc *	36,090	145
Gray Media Inc	46,213	201
IDT Corp, Cl B	6,613	325
John Wiley & Sons Inc, Cl A	13,528	515
MediaAlpha Inc, Cl A *	14,720	137
New York Times Co/The, Cl A	15,866	1,328
Nexstar Media Group Inc, Cl A	2,305	417
Nextdoor Holdings Inc *	15,100	21
Nexxen International Ltd *	8,612	56
Playstudios Inc *	69,301	33
PubMatic Inc, Cl A *	15,814	129
QuinStreet Inc *	40,467	486
Scholastic Corp, Cl B	9,684	378
Telephone and Data Systems Inc	21,055	886
TripAdvisor Inc *	6,421	68
Yelp Inc, Cl A *	22,424	555
Ziff Davis Inc *	17,538	736
		7,770
Consumer Discretionary — 12.7%
Abercrombie & Fitch Co, Cl A *	36,404	3,326
Academy Sports & Outdoors Inc	7,558	427
Adient PLC *	48,932	989
American Eagle Outfitters Inc	115,108	1,922
American Public Education Inc *	6,304	359
Arhaus Inc, Cl A	5,310	36
Bassett Furniture Industries Inc	3,943	56
Boot Barn Holdings Inc *	5,775	845
Brightstar Lottery PLC	44,100	562
Brinker International Inc *	15,796	2,255
Brunswick Corp/DE	13,690	996
Build-A-Bear Workshop Inc	3,120	117
Callaway Golf Co *	10,879	151
Carter's Inc	5,127	183
Cheesecake Factory Inc/The	4,522	248
Chegg Inc *	47,654	35
Churchill Downs Inc	10,900	979
Citi Trends Inc *	3,949	171
Cooper-Standard Holdings Inc *	13,605	379
Covista Inc *	26,465	3,050
Cricut Inc, Cl A	19,117	71
Dana Inc	22,490	757
Dauch Corporation *	87,100	517
Designer Brands Inc, Cl A	19,760	112
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dick's Sporting Goods Inc	4,941	$980
Domino's Pizza Inc	2,244	805
Dorman Products Inc *	6,229	650
Escalade Inc	2,130	37
Figs Inc, Cl A *	65,351	965
Flexsteel Industries Inc	2,140	96
Frontdoor Inc *	14,206	751
Garrett Motion Inc	28,474	517
Genesco Inc *	4,546	132
Gentex Corp	17,214	376
GigaCloud Technology Inc, Cl A *	28,449	1,291
G-III Apparel Group Ltd	24,740	685
Gold.com Inc	7,860	315
Goodyear Tire & Rubber Co/The *	102,984	683
Group 1 Automotive Inc	2,227	736
Hamilton Beach Brands Holding Co, Cl A	3,445	65
Haverty Furniture Cos Inc	5,340	113
Holley Inc *	19,423	60
Hovnanian Enterprises Inc, Cl A *	1,943	216
Installed Building Products Inc	3,390	899
Kohl's Corp	106,840	1,378
Laureate Education Inc, Cl A *	20,504	714
La-Z-Boy Inc	17,438	560
LCI Industries	8,897	1,094
McGraw Hill Inc *	16,600	227
Meritage Homes Corp	6,269	388
Motorcar Parts of America Inc *	9,001	100
Movado Group Inc	5,619	137
Murphy USA Inc	1,645	813
National Vision Holdings Inc *	20,309	526
Patrick Industries Inc	7,795	866
Perdoceo Education Corp	54,764	2,038
Phinia Inc	2,215	152
Polaris Inc	2,817	154
Pool Corp	2,848	576
RealReal Inc/The *	29,780	270
Rocky Brands Inc	868	34
Rush Street Interactive Inc *	8,540	186
Sally Beauty Holdings Inc *	24,985	346
Signet Jewelers Ltd	15,781	1,336
Smith & Wesson Brands Inc	2,370	34
Solid Power Inc *	121,964	366
Standard Motor Products Inc	14,844	516
Steven Madden Ltd	10,940	371
Stitch Fix Inc, Cl A *	28,970	96
Strattec Security Corp *	1,901	149
Stride Inc *	25,171	2,219
Superior Group of Cos Inc	7,589	77
Taylor Morrison Home Corp, Cl A *	12,882	750
ThredUp Inc, Cl A *	65,140	214
Travel + Leisure Co	16,281	1,126
Urban Outfitters Inc *	58,659	3,716
Valvoline Inc *	14,053	473

40	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Victoria's Secret & Co *	22,553	$1,046
Visteon Corp	24,828	2,262
Weyco Group Inc	3,014	97
Whirlpool Corp	7,858	424
Wingstop Inc, Cl A	4,342	673
Winnebago Industries Inc	8,428	261
YETI Holdings Inc *	6,680	244
Zumiez Inc *	27,313	605
		56,529
Consumer Staples — 3.1%
Cal-Maine Foods Inc	17,488	1,384
Casey's General Stores Inc	1,332	969
Central Garden & Pet Co *	2,510	92
Central Garden & Pet Co, Cl A *	20,874	677
Dole PLC	29,961	428
Edgewell Personal Care Co	7,952	170
Herbalife Ltd *	49,027	722
Ingles Markets Inc, Cl A	6,152	553
Ingredion Inc	3,876	437
Mama's Creations Inc *	26,840	412
Marzetti Company/The	2,310	320
MGP Ingredients Inc	3,002	55
Mission Produce Inc *	32,279	444
Natural Grocers by Vitamin Cottage Inc	1,540	40
Nature's Sunshine Products Inc *	17,146	411
Niagen Bioscience Inc *	53,667	237
Nu Skin Enterprises Inc, Cl A	22,251	162
Performance Food Group Co *	7,494	642
Pilgrim's Pride Corp	5,746	217
PriceSmart Inc	8,965	1,349
Seneca Foods Corp, Cl A *	1,889	285
Turning Point Brands Inc	17,513	1,520
United Natural Foods Inc *	17,850	804
Universal Corp/VA	9,366	494
USANA Health Sciences Inc *	4,757	83
Village Super Market Inc, Cl A	7,301	308
Weis Markets Inc	6,436	440
		13,655
Energy — 5.8%
Archrock Inc	299	10
Ardmore Shipping Corp	65,332	996
Bristow Group Inc	11,005	516
Cactus Inc, Cl A	11,479	544
Centrus Energy Corp, Cl A *	130	23
CNX Resources Corp *	7,090	273
Crescent Energy Co, Cl A	21,752	294
CVR Energy Inc *	7,200	242
Delek US Holdings Inc	35,301	1,591
DT Midstream Inc	9,107	1,227
Encore Energy Corp *	143,030	258
Energy Fuels Inc/Canada *	21,540	393
Energy Services of America Corp	20,889	274
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Excelerate Energy Inc, Cl A	25,037	$837
Expro Group Holdings NV *	40,847	711
Forum Energy Technologies Inc *	17,018	998
Gevo Inc *	74,358	203
Innovex International Inc *	30,931	754
Lightbridge Corp *	3,450	37
Mammoth Energy Services Inc *	50,196	123
Matador Resources Co	20,292	1,282
Murphy Oil Corp	22,484	928
NACCO Industries Inc, Cl A	988	51
National Energy Services Reunited Corp *	17,770	382
Navigator Holdings Ltd	9,580	185
Northern Oil & Gas Inc	40,234	1,176
Oil States International Inc *	51,998	605
Par Pacific Holdings Inc *	26,158	1,639
Patterson-UTI Energy Inc	80,963	877
Permian Resources Corp, Cl A	56,530	1,205
Ranger Energy Services Inc, Cl A	22,521	386
REX American Resources Corp *	5,490	250
Riley Exploration Permian Inc	8,880	324
RPC Inc	31,198	221
SandRidge Energy Inc	13,493	220
Scorpio Tankers Inc	18,137	1,354
SM Energy Co	33,331	1,039
Solaris Energy Infrastructure Inc, Cl A	16,055	907
Talos Energy Inc *	36,576	576
Teekay Corp Ltd	51,024	623
Teekay Tankers Ltd, Cl A	8,981	659
VAALCO Energy Inc	38,092	242
World Kinect Corp	20,994	484
		25,919
Financials — 20.7%
Acadian Asset Management Inc	19,234	1,047
Alerus Financial Corp	13,299	315
Amalgamated Financial Corp	6,634	258
American Integrity Insurance Group Inc	10,626	205
Associated Banc-Corp	85,857	2,220
Atlanticus Holdings Corp *	2,823	148
Banco Latinoamericano de Comercio
Exterior SA, Cl E	16,913	864
Bank of Marin Bancorp	12,401	318
Bank of NT Butterfield & Son Ltd/The	49,454	2,595
Bank7 Corp	5,514	220
BankUnited Inc	5,626	254
Bar Harbor Bankshares	2,781	90
BCB Bancorp Inc	35,105	315
Bowhead Specialty Holdings Inc *	3,430	77
Bread Financial Holdings Inc	19,287	1,444
Bridgewater Bancshares Inc *	11,180	198
Business First Bancshares Inc	4,363	118
California BanCorp	5,040	89
Camden National Corp	20,636	979
Capital Bancorp Inc	2,144	64

SEI Institutional Managed Trust	41

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carter Bankshares Inc *	2,973	$69
Central Pacific Financial Corp	28,611	914
Chimera Investment Corp ‡	45,128	566
City Holding Co	3,068	367
Civista Bancshares Inc	4,615	105
CNB Financial Corp/PA	13,693	397
CNO Financial Group Inc	106,464	4,371
Cohen & Steers Inc	12,292	769
Colony Bankcorp Inc	8,039	161
Columbia Banking System Inc	113,105	3,102
Dave Inc *	6,889	1,199
Dime Community Bancshares Inc	8,770	297
Eagle Bancorp Montana Inc	3,576	74
Encore Capital Group Inc *	12,000	841
Enova International Inc *	18,210	2,473
Esquire Financial Holdings Inc	1,863	200
EVERTEC Inc	32,502	917
FB Financial Corp	17,152	891
Fidelis Insurance Holdings Ltd	24,349	465
Fidelity D&D Bancorp Inc	720	31
Finance Of America Cos Inc, Cl A *	3,150	52
Financial Institutions Inc	5,374	170
Finwise Bancorp *	1,990	32
First American Financial Corp	7,980	481
First BanCorp/Puerto Rico	62,283	1,330
First Business Financial Services Inc	2,861	154
First Commonwealth Financial Corp	33,890	596
First Financial Corp	2,035	129
First Horizon Corp	15,951	363
First Interstate BancSystem Inc, Cl A	26,246	877
First Western Financial Inc *	6,046	149
FirstCash Holdings Inc	14,108	2,652
Five Star Bancorp	3,210	121
Flagstar Bank NA	91,173	1,201
FNB Corp/PA	68,580	1,147
Fulton Financial Corp	37,883	771
FVCBankcorp Inc	4,058	62
Genworth Financial Inc, Cl A *	177,385	1,440
Great Southern Bancorp Inc	1,735	110
Hamilton Insurance Group Ltd, Cl B	15,182	453
Hamilton Lane Inc, Cl A	8,223	817
Hanmi Financial Corp	13,107	346
Hanover Insurance Group Inc/The, Cl A	3,689	640
HBT Financial Inc	11,688	312
HCI Group Inc	914	141
Heritage Insurance Holdings Inc *	11,805	310
Home Bancorp Inc	2,726	165
Home BancShares Inc/AR	40,402	1,088
HomeTrust Bancshares Inc	3,724	159
Independent Bank Corp	10,902	820
Investar Holding Corp	4,486	122
Jack Henry & Associates Inc	5,916	935
Jackson Financial Inc, Cl A	43,144	4,561

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
James River Group Holdings Inc	11,930	$75
Jefferson Capital Inc	6,480	125
Kearny Financial Corp/MD	10,070	76
Kinsale Capital Group Inc	1,675	572
Lemonade Inc *	16,381	1,027
LendingTree Inc *	3,211	138
Lincoln National Corp	16,304	579
loanDepot Inc, Cl A *	59,970	85
Marqeta Inc, Cl A *	138,117	564
Medallion Financial Corp	9,643	83
Mercantile Bank Corp	2,602	131
Metropolitan Bank Holding Corp	5,469	456
MGIC Investment Corp	22,998	604
Miami International Holdings Inc *	11,939	465
Mid Penn Bancorp Inc	5,125	165
Midland States Bancorp Inc	6,030	135
Morningstar Inc, Cl A	5,598	946
National Bank Holdings Corp, Cl A	22,537	883
NB Bancorp Inc	15,674	330
NBT Bancorp Inc	22,481	957
NerdWallet Inc, Cl A *	40,251	418
Nicolet Bankshares Inc	9,979	1,483
NMI Holdings Inc, Cl A *	10,430	391
Northeast Community Bancorp Inc	3,460	82
Northrim BanCorp Inc	7,548	173
Norwood Financial Corp	3,190	94
OFG Bancorp	17,071	691
Old National Bancorp/IN, Cl A	127,692	2,822
Oportun Financial Corp *	19,360	89
OppFi Inc	14,942	115
Orange County Bancorp Inc	8,533	273
Orchid Island Capital Inc ‡	22,165	156
Orrstown Financial Services Inc	4,365	158
Pagseguro Digital Ltd, Cl A	65,898	660
Palomar Holdings Inc, Cl A *	2,782	332
Parke Bancorp Inc	6,800	193
PCB Bancorp	4,966	112
Peoples Bancorp of North Carolina Inc	1,864	73
Primerica Inc	3,463	867
Primis Financial Corp	8,290	110
PROG Holdings Inc	46,476	1,333
Prosperity Bancshares Inc	13,408	901
RBB Bancorp	9,292	199
Red River Bancshares Inc	948	86
Repay Holdings Corp, Cl A *	38,663	101
Republic Bancorp Inc/KY, Cl A	3,507	247
ServisFirst Bancshares Inc	12,792	932
Sierra Bancorp	4,823	164
Silvercrest Asset Management Group Inc,
Cl A	5,370	72
Simmons First National Corp, Cl A	35,059	682
SiriusPoint Ltd *	6,630	143
Slide Insurance Holdings Inc *	4,880	88

42	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SmartFinancial Inc	7,327	$286
Southern Missouri Bancorp Inc	10,635	680
Starwood Property Trust Inc ‡	31,535	543
Third Coast Bancshares Inc *	15,466	585
Tompkins Financial Corp	8,927	704
TPG Mortgage Investment Trust Inc ‡	11,264	82
UMB Financial Corp	29,205	3,294
United Fire Group Inc	3,118	116
Unity Bancorp Inc	9,112	472
Universal Insurance Holdings Inc	12,145	415
Univest Financial Corp	50,654	1,735
USCB Financial Holdings Inc	4,269	79
Valley National Bancorp	135,421	1,663
Voya Financial Inc	12,135	829
West BanCorp Inc	6,728	160
Westamerica BanCorp	6,085	317
Wintrust Financial Corp	7,099	986
WisdomTree Inc	91,493	1,332
Zions Bancorp NA	40,504	2,334
		91,981
Health Care — 12.8%
4D Molecular Therapeutics Inc *	9,570	89
AdaptHealth Corp, Cl A *	38,193	454
Adaptive Biotechnologies Corp *	37,381	519
Addus HomeCare Corp *	5,071	475
Akebia Therapeutics Inc *	117,380	163
Alignment Healthcare Inc *	108,662	1,915
Alkermes PLC *	54,070	1,912
AMN Healthcare Services Inc *	14,425	265
Amneal Pharmaceuticals Inc *	119,347	1,483
AnaptysBio Inc *	4,280	237
ANI Pharmaceuticals Inc *	16,317	1,255
Annexon Inc *	16,640	92
Ardent Health Inc *	9,685	83
ArriVent Biopharma Inc *	1,580	36
Avanos Medical Inc *	15,864	222
Aveanna Healthcare Holdings Inc *	83,063	535
Axogen Inc *	22,576	748
BioAge Labs Inc *	16,930	296
Bridgebio Pharma Inc *	64,003	4,753
BrightSpring Health Services Inc *	22,581	962
Butterfly Network Inc, Cl A *	22,150	89
Castle Biosciences Inc *	3,390	83
Catalyst Pharmaceuticals Inc *	18,900	468
Celcuity Inc *	8,668	989
CG oncology Inc *	7,704	521
Chemed Corp	2,083	787
Cogent Biosciences Inc *	3,670	141
Collegium Pharmaceutical Inc *	24,519	811
Cross Country Healthcare Inc *	30,190	284
Edgewise Therapeutics Inc *	6,360	200
Editas Medicine Inc, Cl A *	25,247	62
Electromed Inc *	1,220	29

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Emergent BioSolutions Inc *	43,388	$360
Encompass Health Corp	19,973	1,932
Ensign Group Inc/The	7,336	1,478
Envista Holdings Corp *	12,888	327
Eton Pharmaceuticals Inc *	2,900	72
GeneDx Holdings Corp, Cl A *	3,571	229
Globus Medical Inc, Cl A *	6,790	585
Gossamer Bio Inc *	35,460	12
Guardant Health Inc *	12,906	1,192
Guardian Pharmacy Services Inc, Cl A *	4,330	163
Haemonetics Corp *	8,829	498
Harmony Biosciences Holdings Inc *	15,540	435
Heron Therapeutics Inc *	40,760	33
Ideaya Biosciences Inc *	20,057	668
Indivior Pharmaceuticals Inc *	6,381	194
Inmode Ltd *	41,483	567
Innoviva Inc *	63,700	1,484
Integra LifeSciences Holdings Corp *	15,384	145
Intellia Therapeutics Inc *	56,078	719
Iovance Biotherapeutics Inc *	24,190	85
Ironwood Pharmaceuticals Inc, Cl A *	188,195	661
Keros Therapeutics Inc *	23,760	262
Lantheus Holdings Inc *	3,965	301
Larimar Therapeutics Inc *	5,440	24
LeMaitre Vascular Inc	11,800	1,288
LENZ Therapeutics Inc *	6,110	56
Lexeo Therapeutics Inc *	6,640	38
Liquidia Corp *	2,290	86
MBX Biosciences Inc *	1,590	47
MiMedx Group Inc *	113,976	450
Mineralys Therapeutics Inc *	6,480	176
Molina Healthcare Inc *	16,536	2,204
Monte Rosa Therapeutics Inc *	21,782	358
Myriad Genetics Inc *	14,370	65
Neurogene Inc *	1,060	21
NeuroPace Inc *	8,230	108
Novocure Ltd *	7,600	83
Nutex Health Inc *	4,799	456
Nuvation Bio Inc *	103,453	444
Option Care Health Inc *	19,930	537
Organogenesis Holdings Inc, Cl A *	79,980	190
Pacira BioSciences Inc *	17,867	404
PACS Group Inc *	1,835	59
Pediatrix Medical Group Inc *	33,039	707
Pennant Group Inc/The *	20,673	630
Phathom Pharmaceuticals Inc *	6,620	74
Phibro Animal Health Corp, Cl A	21,117	1,168
Praxis Precision Medicines Inc *	1,634	526
Prestige Consumer Healthcare Inc, Cl A *	15,754	934
Prime Medicine Inc *	6,980	24
Progyny Inc *	127,485	2,165
PTC Therapeutics Inc *	6,745	460
Puma Biotechnology Inc *	20,929	134

SEI Institutional Managed Trust	43

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quantum-Si Inc *	30,640	$24
Quest Diagnostics Inc	5,800	1,137
QuidelOrtho Corp *	7,885	130
REGENXBIO Inc *	3,740	31
Replimune Group Inc, Cl Rights *	9,100	70
Rigel Pharmaceuticals Inc *	17,405	471
Sana Biotechnology Inc *	4,040	12
Septerna Inc *	3,980	96
SIGA Technologies Inc	20,855	112
Sionna Therapeutics Inc *	1,210	48
STERIS PLC	4,787	1,059
Stoke Therapeutics Inc *	4,019	131
Supernus Pharmaceuticals Inc *	1,119	58
Syndax Pharmaceuticals Inc *	30,704	717
Tactile Systems Technology Inc *	39,656	1,036
Tango Therapeutics Inc *	15,170	317
Tarsus Pharmaceuticals Inc *	14,348	1,007
Teladoc Health Inc *	55,592	303
Terns Pharmaceuticals Inc *	2,410	127
Theravance Biopharma Inc *	21,836	354
US Physical Therapy Inc	11,329	849
Varex Imaging Corp *	16,209	172
Veracyte Inc *	7,287	235
Viridian Therapeutics Inc *	57,421	1,123
Xencor Inc *	4,610	56
Xeris Biopharma Holdings Inc *	9,025	52
Zymeworks Inc *	3,960	99
		57,102
Industrials — 19.0%
AAON Inc	13,021	1,077
AAR Corp *	3,145	344
ACCO Brands Corp	32,915	99
Acuity Inc	1,200	336
Aebi Schmidt Holding AG	11,202	109
AerSale Corp *	34,625	215
Alight Inc, Cl A	112,629	66
Allegiant Travel Co, Cl A *	3,484	282
Allient Inc	1,130	67
American Superconductor Corp *	16,921	573
ArcBest Corp	656	65
Argan Inc	4,725	2,573
Astec Industries Inc	42,195	2,272
Astronics Corp *	403	27
Atkore Inc	13,654	804
Atmus Filtration Technologies Inc	34,700	1,970
AZZ Inc	7,901	989
Bloom Energy Corp, Cl A *	13,498	1,829
Blue Bird Corp *	6,911	392
BlueLinx Holdings Inc *	2,974	161
Boise Cascade Co	5,001	379
Booz Allen Hamilton Holding Corp, Cl A	9,395	733
Bowman Consulting Group Ltd, Cl A *	6,143	175
BrightView Holdings Inc *	18,430	217

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brookfield Business Corp, Cl A *	3,844	$122
BWX Technologies Inc	1,829	374
CACI International Inc, Cl A *	1,748	951
Carlisle Cos Inc	2,783	928
Cimpress PLC *	12,714	928
Clean Harbors Inc *	3,313	950
Concentrix Corp	17,041	466
CoreCivic Inc *‡	6,431	122
Costamare Bulkers Holdings Ltd *	7,888	122
Costamare Inc	64,825	1,096
Deluxe Corp	35,782	985
Dycom Industries Inc *	5,904	2,000
Enerpac Tool Group Corp, Cl A	9,655	352
Ennis Inc	489	10
Enpro Inc	4,550	1,140
Enviri Corp *	33,598	659
ExlService Holdings Inc *	82,839	2,522
Federal Signal Corp	22,752	2,460
Fluor Corp *	6,035	282
Franklin Covey Co *	5,424	86
Gates Industrial Corp PLC *	45,129	1,020
Genco Shipping & Trading Ltd	14,770	333
GFL Environmental Inc	22,636	944
Global Industrial Co	2,651	84
Graham Corp, Cl A *	10,081	796
Greenbrier Cos Inc/The	12,034	634
Hexcel Corp, Cl A	21,694	1,756
Huron Consulting Group Inc *	6,875	876
Hyster-Yale Inc	4,983	162
IBEX Holdings Ltd *	13,070	351
Interface Inc, Cl A	57,919	1,443
ITT Inc	4,514	860
Janus International Group Inc *	54,699	282
Karat Packaging Inc	1,987	55
KBR Inc	24,643	908
Kelly Services Inc, Cl A	13,836	122
Kennametal Inc	8,140	294
Korn Ferry	12,197	768
Kratos Defense & Security Solutions Inc *	3,395	239
Landstar System Inc	5,993	961
Limbach Holdings Inc *	7,400	578
Liquidity Services Inc *	3,625	111
LSI Industries Inc	8,785	163
Luxfer Holdings PLC	7,500	91
Lyft Inc, Cl A *	85,863	1,142
Manitowoc Co Inc/The *	12,363	144
Matson Inc	1,199	197
Microvast Holdings Inc *	13,760	21
MillerKnoll Inc	24,784	358
Modine Manufacturing Co *	9,440	2,046
Nextpower Inc, Cl A *	17,338	2,090
Nordson Corp	4,210	1,120
nVent Electric PLC	10,475	1,239

44	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OPENLANE Inc *	30,314	$884
Orion Group Holdings Inc *	12,260	134
Pangaea Logistics Solutions Ltd	45,863	325
Park-Ohio Holdings Corp	1,561	38
Powell Industries Inc	294	159
Power Solutions International Inc *	5,268	321
Preformed Line Products Co	725	196
Primoris Services Corp	20,495	2,932
Quad/Graphics Inc	12,150	80
Quanex Building Products Corp	17,805	320
Regal Rexnord Corp	4,938	925
Resources Connection Inc	18,699	70
Rush Enterprises Inc, Cl A	1,692	112
Rush Enterprises Inc, Cl B	2,690	173
Safe Bulkers Inc	74,596	472
Sensata Technologies Holding PLC	16,490	581
SkyWest Inc *	12,599	1,157
SPX Technologies Inc *	2,165	433
Standex International Corp	8,719	2,222
Sterling Infrastructure Inc *	5,884	2,396
Terex Corp	44,022	2,602
TransUnion	13,259	917
Tutor Perini Corp	28,535	2,203
UFP Industries Inc	7,198	663
V2X Inc *	7,704	528
Valmont Industries Inc	5,626	2,248
Veralto Corp	9,429	834
Wabash National Corp	1,338	12
Watts Water Technologies Inc, Cl A	10,637	3,088
WESCO International Inc	7,811	2,137
Willdan Group Inc *	10,663	816
		84,475
Information Technology — 13.1%
ACI Worldwide Inc *	24,633	1,010
ACM Research Inc, Cl A *	7,457	293
Ambiq Micro Inc *	12,560	319
Amkor Technology Inc	3,387	153
Applied Digital Corp *	11,560	274
Applied Optoelectronics Inc *	2,260	191
Arlo Technologies Inc *	11,025	157
Arteris Inc *	10,550	173
ASGN Inc *	9,505	368
Bel Fuse Inc, Cl A	365	66
Bel Fuse Inc, Cl B	3,010	596
Belden Inc	5,672	651
Bentley Systems Inc, Cl B	25,631	900
BigBear.ai Holdings Inc *	66,340	234
BK Technologies Corp *	2,972	222
Blaize Holdings Inc *	38,010	69
Braze Inc, Cl A *	5,215	123
Calix Inc *	16,444	806
Cerence Inc *	17,009	107
Cipher Digital Inc *	7,300	94

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clear Secure Inc, Cl A	86,249	$4,175
Cognex Corp	22,132	1,084
Cohu Inc *	26,642	816
Commerce.com Inc *	34,956	93
Corsair Gaming Inc *	21,640	120
Credo Technology Group Holding Ltd *	20,576	1,932
Daktronics Inc *	11,630	227
Diebold Nixdorf Inc *	13,868	1,046
Diodes Inc *	27,265	1,861
Domo Inc, Cl B *	10,320	32
Eastman Kodak Co *	6,980	63
ePlus Inc	19,285	1,451
Evolv Technologies Holdings Inc *	8,595	52
Fabrinet *	1,400	730
Five9 Inc *	32,539	494
Harmonic Inc, Cl A *	68,681	617
Immersion Corp	39,762	217
Intapp Inc *	8,002	206
InterDigital Inc	1,232	372
Kimball Electronics Inc *	23,229	550
Kopin Corp *	42,290	95
Kulicke & Soffa Industries Inc	16,856	1,108
Life360 Inc *	3,114	127
Littelfuse Inc	3,837	1,302
LiveRamp Holdings Inc *	25,615	679
Methode Electronics Inc	14,034	78
Mitek Systems Inc *	17,839	241
Napco Security Technologies Inc	22,060	869
Navitas Semiconductor Corp, Cl A *	5,580	49
NetScout Systems Inc *	19,919	633
NVE Corp	4,400	288
OneSpan Inc	12,974	137
Open Text Corp	86,753	1,929
Pagaya Technologies Ltd, Cl A *	9,591	112
Pegasystems Inc	15,300	651
Penguin Solutions Inc *	18,893	333
Photronics Inc *	84,256	3,405
Power Integrations Inc	20,639	1,057
Q2 Holdings Inc *	7,912	374
Ralliant Corp	11,492	478
Rambus Inc *	2,705	233
Red Violet Inc *	3,656	127
Richardson Electronics Ltd/United States	12,632	138
Rogers Corp *	5,649	606
Sanmina Corp *	16,960	2,199
ScanSource Inc *	9,229	335
Silicon Laboratories Inc *	5,269	1,097
Silicon Motion Technology Corp ADR	9,650	1,084
SiTime Corp *	5,153	1,780
Sprinklr Inc, Cl A *	40,548	243
TD SYNNEX Corp	2,100	354
Telos Corp *	32,880	138
Terawulf Inc *	8,250	119

SEI Institutional Managed Trust	45

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TTM Technologies Inc *	48,306	$4,706
Unisys Corp *	31,130	64
Universal Display Corp	9,270	850
Viasat Inc *	8,000	366
Viavi Solutions Inc *	186,280	6,199
Vistance Networks Inc *	20,360	371
WM Technology Inc *	132,705	87
Xerox Holdings Corp	25,362	33
		58,018
Materials — 4.7%
AdvanSix Inc	9,511	232
AptarGroup Inc	5,299	668
Axalta Coating Systems Ltd *	19,609	543
Cabot Corp	9,057	682
Caledonia Mining Corp PLC	24,625	556
Cleveland-Cliffs Inc *	251,423	2,124
Commercial Metals Co, Cl A	60,167	3,696
Constellium SE, Cl A *	23,480	577
Contango Silver & Gold Inc *	11,474	215
Flotek Industries Inc *	5,780	98
Friedman Industries Inc	2,300	41
Hudbay Minerals Inc	79,874	1,669
Idaho Strategic Resources Inc *	8,590	276
Ingevity Corp *	6,906	492
Innospec Inc	3,005	219
Intrepid Potash Inc *	6,120	262
Lifezone Metals Ltd *	51,745	174
Mativ Holdings Inc	21,788	190
Minerals Technologies Inc	3,901	277
NioCorp Developments Ltd *	38,630	172
O-I Glass Inc, Cl I *	73,739	775
Orion SA	24,259	158
Perpetua Resources Corp *	4,900	138
Reliance Inc	3,515	1,068
Royal Gold Inc, Cl A	4,081	1,039
Sensient Technologies Corp	12,638	1,092
Silgan Holdings Inc	10,926	424
SSR Mining Inc *	48,151	1,416
SunCoke Energy Inc	37,266	243
Sylvamo Corp	11,149	471
Tredegar Corp *	46,595	370
US Gold Corp *	12,470	189
Vox Royalty Corp	50,353	264
		20,810
Real Estate — 3.5%
Agree Realty Corp ‡	11,100	837
Alpine Income Property Trust Inc ‡	3,290	59
Apple Hospitality REIT Inc ‡	62,277	717
CareTrust REIT Inc ‡	30,392	1,114
Chatham Lodging Trust ‡	20,653	163
COPT Defense Properties ‡	23,655	724
CTO Realty Growth Inc ‡	29,943	554
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DiamondRock Hospitality Co ‡	79,149	$742
Diversified Healthcare Trust ‡	29,790	198
Farmland Partners Inc ‡	16,413	184
FirstService Corp	6,134	852
Forestar Group Inc *	4,980	122
Franklin Street Properties Corp ‡	15,237	10
FrontView REIT Inc ‡	13,240	205
Highwoods Properties Inc ‡	58,309	1,248
LXP Industrial Trust ‡	5,972	276
National Storage Affiliates Trust ‡	16,735	632
NET Lease Office Properties ‡	6,989	80
Newmark Group Inc, Cl A	147,184	2,206
Pebblebrook Hotel Trust ‡	47,702	602
Postal Realty Trust Inc, Cl A ‡	32,955	612
Real Brokerage Inc/The *	11,920	30
RLJ Lodging Trust ‡	60,505	449
Ryman Hospitality Properties Inc ‡	10,312	951
SITE Centers Corp ‡	21,930	118
STAG Industrial Inc ‡	18,685	674
Terreno Realty Corp ‡	16,556	1,017
		15,376
Utilities — 1.5%
Black Hills Corp, Cl A	5,678	394
Brookfield Infrastructure Corp, Cl A	21,077	833
Cadiz Inc *	26,614	131
Chesapeake Utilities Corp	7,924	1,001
Consolidated Water Co Ltd	9,179	304
Genie Energy Ltd, Cl B	13,586	192
Hallador Energy Co *	16,960	276
Hawaiian Electric Industries Inc *	67,497	1,002
IDACORP Inc, Cl A	6,772	968
Portland General Electric Co	9,577	505
Southwest Gas Holdings Inc	7,925	689
Spire Inc	6,225	564
		6,859
Total Common Stock
(Cost $333,087) ($ Thousands)		438,494

EXCHANGE-TRADED FUND — 0.1%

Equity — 0.1%
iShares Russell 2000 Value ETF	1,453	275

Total Exchange-Traded Fund
(Cost $219) ($ Thousands)		275

46	SEI Institutional Managed Trust

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS — 0.0%
Xerox Holdings Corp, Expires 02/17/2028*	27,177	$2

Total Warrants
(Cost $—) ($ Thousands)		2

	Number of Rights
RIGHTS — 0.0%
Verve Therapeutics Inc *‡‡(A)	15,995	–
Total Rights
(Cost $—) ($ Thousands)		–
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	5,018,539	$5,019
Total Cash Equivalent
(Cost $5,019) ($ Thousands)		5,019
Total Investments in Securities — 99.8%
(Cost $338,325) ($ Thousands)		$443,790

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts Russell 2000 Index E-Mini	31	Jun-2026	$3,896	$3,894	$(2)

Percentages are based on Net Assets of $444,507 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

†	Investment in Affiliated Security (see Note 6).

(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	438,494	–	–		438,494
Exchange-Traded Fund	275	–	–		275
Warrants	–	2	–		2
Rights	–	–	–	^	–
Cash Equivalent	5,019	–	–		5,019
Total Investments in Securities	443,788	2	–		443,790

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(2)	–	–	(2)
Total Other Financial Instruments	(2)	–	–	(2)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	This category includes securities with a value of $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust	47

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Small Cap Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$5,109	$44,366	$(44,456)	$—	$—	$5,019	$71	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

48	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.5%

Communication Services — 2.6%
AMC Networks Inc, Cl A *	22,600	$153
Angi Inc, Cl A *	24,729	169
ATN International Inc	6,442	175
Bumble Inc, Cl A *	52,435	171
Cable One Inc	2,890	264
Cars.com Inc *	16,678	135
EverQuote Inc, Cl A *	17,868	276
Gray Media Inc	47,060	204
IDT Corp, Cl B	8,999	442
John Wiley & Sons Inc, Cl A	20,529	782
Nexstar Media Group Inc, Cl A	1,352	244
Nexxen International Ltd *	12,538	82
Playstudios Inc *	5,653	3
PubMatic Inc, Cl A *	23,049	189
Scholastic Corp, Cl B	13,382	523
Shutterstock Inc	2,118	35
Taboola.com *	46,304	144
Telephone and Data Systems Inc	30,466	1,283
TripAdvisor Inc *	9,500	101
Uniti Group Inc *	10,922	102
Yelp Inc, Cl A *	38,900	962
Ziff Davis Inc *	29,625	1,243
ZoomInfo Technologies Inc, Cl A *	12,814	77
		7,759
Consumer Discretionary — 13.9%
Abercrombie & Fitch Co, Cl A *	46,276	4,228
Academy Sports & Outdoors Inc	14,811	836
Adient PLC *	52,570	1,062
ADT Inc	40,581	267
American Eagle Outfitters Inc	91,168	1,523
American Public Education Inc *	9,194	523
Bloomin' Brands Inc	7,432	40
Boyd Gaming Corp	1,650	136
Brightstar Lottery PLC	61,489	783
Brinker International Inc *	17,389	2,483
Carriage Services Inc, Cl A	2,621	120
Carter's Inc	7,351	263
Cheesecake Factory Inc/The	6,147	337
Chegg Inc *	43,988	33
Cricut Inc, Cl A	28,137	105
Crocs Inc *	1,350	112
Dauch Corporation *	16,723	99
Dorman Products Inc *	8,363	873
Garrett Motion Inc	11,896	216
Genesco Inc *	6,602	191
Gentex Corp	23,317	510
GigaCloud Technology Inc, Cl A *	12,968	589
G-III Apparel Group Ltd	29,354	813
Goodyear Tire & Rubber Co/The *	160,656	1,065
Group 1 Automotive Inc	3,765	1,245
H&R Block Inc	3,924	125
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hamilton Beach Brands Holding Co, Cl A	3,895	$74
Harley-Davidson Inc, Cl A	3,084	62
Haverty Furniture Cos Inc	10,141	215
Hovnanian Enterprises Inc, Cl A *	2,877	319
Installed Building Products Inc	4,587	1,216
KB Home	2,939	152
Kohl's Corp	63,801	823
La-Z-Boy Inc	29,476	947
Lear Corp	1,953	237
Macy's Inc	4,605	83
Mattel Inc *	9,862	143
Meritage Homes Corp	10,732	664
Motorcar Parts of America Inc *	11,917	132
Movado Group Inc	8,643	211
Murphy USA Inc	2,219	1,096
Perdoceo Education Corp	44,069	1,640
Phinia Inc	6,211	425
PVH Corp	3,256	227
Sally Beauty Holdings Inc *	7,198	100
Signet Jewelers Ltd	24,314	2,058
Steven Madden Ltd	13,987	474
Strattec Security Corp *	2,535	199
Stride Inc *	30,366	2,677
Superior Group of Cos Inc	8,370	85
Taylor Morrison Home Corp, Cl A *	19,021	1,108
Travel + Leisure Co	2,620	181
Tri Pointe Homes Inc *	6,832	319
Upbound Group Inc	5,376	97
Urban Outfitters Inc *	21,260	1,347
Valvoline Inc *	18,540	624
Visteon Corp	31,885	2,905
Weyco Group Inc	3,630	116
Whirlpool Corp	8,780	473
Winnebago Industries Inc	12,475	387
YETI Holdings Inc *	8,755	320
Zumiez Inc *	8,087	179
		40,892
Consumer Staples — 3.8%
Cal-Maine Foods Inc	25,841	2,045
Central Garden & Pet Co *	3,994	147
Central Garden & Pet Co, Cl A *	39,117	1,268
Dole PLC	55,468	793
Edgewell Personal Care Co	13,012	278
Energizer Holdings Inc	10,947	180
Fresh Del Monte Produce Inc	4,000	161
Herbalife Ltd *	7,627	112
Ingles Markets Inc, Cl A	10,170	914
Ingredion Inc	6,615	745
Marzetti Company/The	2,982	412
MGP Ingredients Inc	4,924	91
Nature's Sunshine Products Inc *	6,716	161
Nu Skin Enterprises Inc, Cl A	30,356	221
Performance Food Group Co *	9,918	850

SEI Institutional Managed Trust	49

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pilgrim's Pride Corp	7,459	$282
Seneca Foods Corp, Cl A *	2,722	411
Simply Good Foods Co/The *	8,300	119
Spectrum Brands Holdings Inc	1,618	119
Universal Corp/VA	13,930	734
USANA Health Sciences Inc *	6,821	119
Village Super Market Inc, Cl A	6,362	269
Weis Markets Inc	9,340	639
		11,070
Energy — 7.6%
Ardmore Shipping Corp	23,593	360
Bristow Group Inc	16,191	759
Cactus Inc, Cl A	15,108	716
CNX Resources Corp *	8,971	346
Core Natural Resources Inc	1,154	121
Crescent Energy Co, Cl A	32,198	435
Delek US Holdings Inc	42,857	1,932
DHT Holdings Inc	7,857	143
Expro Group Holdings NV *	56,554	985
Forum Energy Technologies Inc *	6,848	402
HF Sinclair Corp	4,845	302
Innovex International Inc *	6,547	160
Matador Resources Co	6,584	416
Murphy Oil Corp	35,905	1,481
Navigator Holdings Ltd	6,600	128
Northern Oil & Gas Inc	48,423	1,415
NOV Inc	15,839	298
Oil States International Inc *	33,960	395
Par Pacific Holdings Inc *	18,792	1,177
Patterson-UTI Energy Inc	124,639	1,350
Peabody Energy Corp	8,301	273
Permian Resources Corp, Cl A	75,834	1,617
Ranger Energy Services Inc, Cl A	8,996	154
REX American Resources Corp *	296	13
RPC Inc	47,261	335
SandRidge Energy Inc	18,728	305
Scorpio Tankers Inc	29,019	2,167
SM Energy Co	47,210	1,472
Teekay Corp Ltd	35,852	438
Teekay Tankers Ltd, Cl A	13,342	978
VAALCO Energy Inc	57,548	365
World Kinect Corp	36,428	840
		22,278
Financials — 24.5%
Affiliated Managers Group Inc	792	219
Amalgamated Financial Corp	14,562	566
Associated Banc-Corp	119,381	3,087
Axis Capital Holdings Ltd	2,087	212
Banco Latinoamericano de Comercio Exterior SA, Cl E	8,266	422
Bank of NT Butterfield & Son Ltd/The	31,980	1,678
Bank OZK	3,423	157
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BankUnited Inc	11,514	$520
Bar Harbor Bankshares	3,557	115
BCB Bancorp Inc	7,855	71
Bread Financial Holdings Inc	28,471	2,132
Camden National Corp	12,396	588
Cathay General Bancorp	5,210	260
Central Pacific Financial Corp	17,178	549
Chimera Investment Corp ‡	73,085	917
City Holding Co	3,937	471
Civista Bancshares Inc	7,760	177
CNB Financial Corp/PA	17,024	493
CNO Financial Group Inc	65,971	2,709
Columbia Banking System Inc	140,854	3,864
Community Trust Bancorp Inc	1,937	118
FB Financial Corp	20,234	1,051
Federated Hermes Inc, Cl B	4,826	274
Fidelis Insurance Holdings Ltd	45,222	864
Financial Institutions Inc	7,556	240
First American Financial Corp	10,286	620
First BanCorp/Puerto Rico	99,773	2,131
First Busey Corp	6,657	168
First Business Financial Services Inc	4,012	216
First Commonwealth Financial Corp	48,540	853
First Financial Corp	1,905	120
First Horizon Corp	33,324	758
First Interstate BancSystem Inc, Cl A	35,548	1,187
First Western Financial Inc *	5,159	127
Flagstar Bank NA	110,438	1,454
FNB Corp/PA	94,076	1,573
FS KKR Capital Corp	6,088	62
Fulton Financial Corp	68,196	1,387
Genworth Financial Inc, Cl A *	261,853	2,126
Golub Capital BDC Inc	6,686	85
Great Southern Bancorp Inc	1,694	107
Hamilton Insurance Group Ltd, Cl B	22,813	681
Hancock Whitney Corp, Cl A	4,128	263
Hanmi Financial Corp	19,853	523
Hanover Insurance Group Inc/The, Cl A	5,070	879
HBT Financial Inc	7,175	192
Home Bancorp Inc	4,088	248
Hope Bancorp Inc	11,854	132
Independent Bank Corp	17,415	1,205
Invesco Mortgage Capital Inc ‡	2,613	21
Investar Holding Corp	5,982	163
Jackson Financial Inc, Cl A	59,901	6,333
James River Group Holdings Inc	22,816	144
Lincoln National Corp	22,808	810
Medallion Financial Corp	11,852	101
Metropolitan Bank Holding Corp	5,612	467
MGIC Investment Corp	41,304	1,084
National Bank Holdings Corp, Cl A	29,532	1,157
Navient Corp	6,110	50
NB Bancorp Inc	23,506	495

50	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NCR Atleos Corp *	2,269	$99
NerdWallet Inc, Cl A *	23,601	245
New Mountain Finance Corp	10,331	80
NMI Holdings Inc, Cl A *	13,819	518
Northeast Community Bancorp Inc	6,396	152
OFG Bancorp	32,750	1,325
Old National Bancorp/IN, Cl A	150,567	3,328
Pagseguro Digital Ltd, Cl A	99,559	998
PCB Bancorp	6,071	137
PennantPark Investment Corp	8,318	37
Peoples Bancorp Inc/OH	2,189	72
Popular Inc	2,286	307
PROG Holdings Inc	28,867	828
Radian Group Inc	5,630	186
RBB Bancorp	10,584	226
Repay Holdings Corp, Cl A *	53,241	138
Rithm Capital Corp ‡	15,717	149
Sierra Bancorp	6,777	230
Silvercrest Asset Management Group Inc, Cl A	6,261	84
Simmons First National Corp, Cl A	45,420	883
SiriusPoint Ltd *	9,621	207
Sixth Street Specialty Lending Inc	4,848	89
Southern Missouri Bancorp Inc	5,708	365
Starwood Property Trust Inc ‡	41,095	708
Unity Bancorp Inc	4,591	238
Universal Insurance Holdings Inc	10,629	363
Univest Financial Corp	34,723	1,190
USCB Financial Holdings Inc	6,679	124
Valley National Bancorp	196,099	2,408
Victory Capital Holdings Inc, Cl A	1,668	109
Voya Financial Inc	16,614	1,135
WaFd Inc	3,908	123
West BanCorp Inc	9,586	228
Westamerica BanCorp	7,630	398
Western Union Co/The	9,030	79
Wintrust Financial Corp	9,600	1,334
Zions Bancorp NA	53,869	3,104
		71,900
Health Care — 8.9%
AdaptHealth Corp, Cl A *	56,381	671
Addus HomeCare Corp *	6,664	624
Alkermes PLC *	79,188	2,800
AMN Healthcare Services Inc *	22,623	415
Amphastar Pharmaceuticals Inc *	5,000	98
Ardent Health Inc *	12,230	105
Avanos Medical Inc *	22,880	321
Catalyst Pharmaceuticals Inc *	28,024	694
Collegium Pharmaceutical Inc *	24,403	807
Cross Country Healthcare Inc *	38,421	361
Emergent BioSolutions Inc *	33,042	274
Encompass Health Corp	11,948	1,156
Envista Holdings Corp *	16,651	422
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exelixis Inc *	8,933	$383
Globus Medical Inc, Cl A *	9,292	801
Haemonetics Corp *	10,669	601
Halozyme Therapeutics Inc *	4,859	314
Harmony Biosciences Holdings Inc *	30,028	841
Inmode Ltd *	47,222	646
Innoviva Inc *	32,184	750
Integra LifeSciences Holdings Corp *	20,139	190
Jazz Pharmaceuticals PLC *	2,586	489
Lantheus Holdings Inc *	5,007	380
LivaNova PLC *	2,500	159
MiMedx Group Inc *	70,644	279
Molina Healthcare Inc *	20,017	2,668
Nutex Health Inc *	2,104	200
Option Care Health Inc *	26,308	708
Organon & Co	14,356	86
Pacira BioSciences Inc *	32,653	738
Pediatrix Medical Group Inc *	55,419	1,185
Prestige Consumer Healthcare Inc, Cl A *	21,294	1,262
Progyny Inc *	153,510	2,607
Puma Biotechnology Inc *	27,707	177
QuidelOrtho Corp *	11,404	187
Rigel Pharmaceuticals Inc *	9,503	257
SIGA Technologies Inc	28,991	155
Tactile Systems Technology Inc *	13,809	361
Teladoc Health Inc *	81,937	447
Varex Imaging Corp *	35,202	373
		25,992
Industrials — 14.0%
ABM Industries Inc	3,523	136
ACCO Brands Corp	62,222	187
Alight Inc, Cl A	270,326	157
Allegiant Travel Co, Cl A *	5,157	418
Allison Transmission Holdings Inc	2,371	278
Apogee Enterprises Inc	2,521	85
ArcBest Corp	2,560	252
Astec Industries Inc	51,226	2,758
Atkore Inc	21,830	1,286
Blue Bird Corp *	10,229	581
BlueLinx Holdings Inc *	4,166	226
Boise Cascade Co	7,743	587
BrightView Holdings Inc *	25,305	298
Brink's Co/The	1,450	150
CACI International Inc, Cl A *	2,364	1,286
Clean Harbors Inc *	4,367	1,252
CoreCivic Inc *‡	8,885	168
Costamare Inc	26,346	445
Deluxe Corp	31,937	879
Enerpac Tool Group Corp, Cl A	13,405	489
EnerSys	1,978	344
Ennis Inc	4,575	98
Enpro Inc	6,143	1,540
Enviri Corp *	42,463	833

SEI Institutional Managed Trust	51

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ExlService Holdings Inc *	16,458	$501
Fluor Corp *	9,529	444
Franklin Covey Co *	7,233	114
Gates Industrial Corp PLC *	60,443	1,367
Greenbrier Cos Inc/The	19,844	1,045
Griffon Corp	2,121	154
Hexcel Corp, Cl A	10,782	873
Huron Consulting Group Inc *	9,323	1,189
Hyster-Yale Inc	6,568	213
IBEX Holdings Ltd *	5,253	141
Interface Inc, Cl A	24,813	618
ITT Inc	5,951	1,134
Janus International Group Inc *	80,966	417
Kelly Services Inc, Cl A	19,553	173
Korn Ferry	16,394	1,032
Limbach Holdings Inc *	8,934	697
Luxfer Holdings PLC	9,000	110
Lyft Inc, Cl A *	103,269	1,373
Manitowoc Co Inc/The *	18,654	217
ManpowerGroup Inc	951	28
Matson Inc	1,883	309
Maximus Inc	1,623	104
MillerKnoll Inc	40,045	579
Mueller Industries Inc	1,070	119
Northwest Pipe Co *	2,481	193
Oshkosh Corp	2,371	349
Pangaea Logistics Solutions Ltd	20,207	143
Pitney Bowes Inc	15,077	167
Quad/Graphics Inc	17,708	117
Quanex Building Products Corp	26,711	480
Regal Rexnord Corp	6,462	1,210
Resources Connection Inc	20,488	76
Rush Enterprises Inc, Cl A	2,426	160
Ryder System Inc	2,217	454
Safe Bulkers Inc	38,456	243
Science Applications International Corp	1,150	109
Sensata Technologies Holding PLC	20,147	710
SkyWest Inc *	19,869	1,825
Standex International Corp	6,068	1,546
Terex Corp	20,322	1,201
Timken Co/The	2,054	207
Tutor Perini Corp	20,567	1,588
V2X Inc *	10,238	701
Valmont Industries Inc	3,172	1,267
Wabash National Corp	1,980	17
WESCO International Inc	2,152	589
		41,036
Information Technology — 9.9%
Amkor Technology Inc	7,162	323
ASGN Inc *	13,988	541
Avnet Inc	4,158	256
Belden Inc	7,761	891
Cerence Inc *	24,791	156
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cirrus Logic Inc *	2,255	$326
Cohu Inc *	36,411	1,115
Diebold Nixdorf Inc *	11,164	842
Diodes Inc *	32,815	2,240
DXC Technology Co *	6,228	78
Five9 Inc *	45,294	687
Harmonic Inc, Cl A *	92,711	833
Immersion Corp	19,931	109
Kimball Electronics Inc *	13,957	331
LiveRamp Holdings Inc *	25,156	667
Methode Electronics Inc	20,454	113
Mitek Systems Inc *	26,719	361
NetScout Systems Inc *	33,630	1,069
OneSpan Inc	18,500	195
Open Text Corp	104,578	2,326
Penguin Solutions Inc *	28,634	504
Photronics Inc *	114,289	4,618
Qorvo Inc *	2,150	166
Ralliant Corp	14,000	582
RingCentral Inc, Cl A	4,857	181
Rogers Corp *	7,815	839
Sanmina Corp *	12,579	1,631
ScanSource Inc *	15,388	559
Silicon Laboratories Inc *	6,891	1,434
Silicon Motion Technology Corp ADR	11,630	1,306
Sprinklr Inc, Cl A *	62,807	377
TD SYNNEX Corp	1,236	209
Teradata Corp *	4,675	120
Unisys Corp *	37,677	78
Viavi Solutions Inc *	79,725	2,653
Vontier Corp	3,360	119
Xerox Holdings Corp	72,157	93
		28,928
Materials — 5.9%
AdvanSix Inc	17,116	418
Axalta Coating Systems Ltd *	26,224	726
Cabot Corp	12,558	946
Caledonia Mining Corp PLC	9,343	211
Cleveland-Cliffs Inc *	302,819	2,559
Commercial Metals Co, Cl A	84,793	5,209
Constellium SE, Cl A *	20,627	507
Glatfelter Corp *	379	3
Hudbay Minerals Inc	96,269	2,012
Ingevity Corp *	9,644	687
Innospec Inc	4,011	293
Koppers Holdings Inc	3,289	127
Mativ Holdings Inc	29,664	258
Minerals Technologies Inc	6,007	426
NewMarket Corp	480	308
O-I Glass Inc, Cl I *	40,038	421
Orion SA	34,779	226
Silgan Holdings Inc	15,033	583
Sonoco Products Co	3,435	186

52	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SunCoke Energy Inc	74,639	$486
Sylvamo Corp	16,046	678
Tredegar Corp *	16,736	133
Valhi Inc	1,055	15
		17,418
Real Estate — 4.9%
Agree Realty Corp ‡	14,661	1,105
American Assets Trust Inc ‡	6,660	123
Apple Hospitality REIT Inc ‡	100,198	1,153
Brixmor Property Group Inc ‡	3,900	112
Chatham Lodging Trust ‡	31,431	247
COPT Defense Properties ‡	32,159	984
Cousins Properties Inc ‡	5,580	126
CTO Realty Growth Inc ‡	19,533	361
DiamondRock Hospitality Co ‡	147,026	1,378
Diversified Healthcare Trust ‡	43,179	287
EPR Properties, Cl A ‡	3,874	194
Farmland Partners Inc ‡	23,937	269
Forestar Group Inc *	7,367	180
Franklin Street Properties Corp ‡	32,727	22
Highwoods Properties Inc ‡	74,508	1,595
Kilroy Realty Corp ‡	4,005	113
Kite Realty Group Trust ‡	5,193	128
LXP Industrial Trust ‡	6,423	297
National Storage Affiliates Trust ‡	22,458	848
NET Lease Office Properties ‡	9,320	107
Newmark Group Inc, Cl A	97,561	1,462
Outfront Media Inc ‡	5,905	157
Park Hotels & Resorts Inc ‡	8,188	86
Pebblebrook Hotel Trust ‡	66,434	839
Piedmont Realty Trust Inc, Cl A ‡	6,080	40
RLJ Lodging Trust ‡	99,593	739
Service Properties Trust ‡	6,934	9
SITE Centers Corp ‡	29,238	158
STAG Industrial Inc ‡	24,617	888
Xenia Hotels & Resorts Inc ‡	14,045	208
		14,215
Utilities — 2.5%
Avista Corp	3,750	151
Black Hills Corp, Cl A	7,680	533
Genie Energy Ltd, Cl B	9,357	132
Hawaiian Electric Industries Inc *	96,622	1,434
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IDACORP Inc, Cl A	9,203	$1,316
National Fuel Gas Co	3,390	318
Otter Tail Corp	2,862	251
Portland General Electric Co	18,628	983
Southwest Gas Holdings Inc	11,761	1,022
Spire Inc	8,021	726
UGI Corp	8,868	323
		7,189
Total Common Stock
(Cost $225,889) ($ Thousands)		288,677

EXCHANGE-TRADED FUND — 0.1%

Equity — 0.1%
iShares Russell 2000 Value ETF	1,932	366

Total Exchange-Traded Fund
(Cost $275) ($ Thousands)		366

	Number of Warrants
WARRANTS — 0.0%
Xerox Holdings Corp, Expires 02/17/2028*	36,078	3

Total Warrants
(Cost $—) ($ Thousands)		3

	Shares
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	3,278,748	3,279
Total Cash Equivalent
(Cost $3,279) ($ Thousands)		3,279
Total Investments in Securities — 99.7%
(Cost $229,443) ($ Thousands)		$292,325

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-Mini	18	Jun-2026	$2,289	$2,261	$(28)

SEI Institutional Managed Trust	53

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Small Cap Value Fund (Concluded)

Percentages are based on Net Assets of $293,242 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	288,677	–	–	288,677
Exchange-Traded Fund	366	–	–	366
Warrants	–	3	–	3
Cash Equivalent	3,279	–	–	3,279
Total Investments in Securities	292,322	3	–	292,325

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(28)	–	–	(28)
Total Other Financial Instruments	(28)	–	–	(28)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,853	$30,647	$(31,221)	$—	$—	$3,279	$57	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

54	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.7%

Communication Services — 0.5%
IMAX Corp *	21,000	$798
MediaAlpha Inc, Cl A *	15,608	145
QuinStreet Inc *	42,524	511
		1,454
Consumer Discretionary — 9.1%
Adient PLC *	15,158	306
American Eagle Outfitters Inc	40,238	672
Boot Barn Holdings Inc *	11,305	1,655
Brinker International Inc *	1,572	224
Burlington Stores Inc *	6,843	2,227
Callaway Golf Co *	7,386	102
Cooper-Standard Holdings Inc *	13,713	382
Covista Inc *	25,730	2,965
Dana Inc	21,656	729
Dauch Corporation *	73,671	437
Figs Inc, Cl A *	61,021	901
Frontdoor Inc *	13,784	729
Garrett Motion Inc	96,022	1,745
GigaCloud Technology Inc, Cl A *	17,100	776
G-III Apparel Group Ltd	7,034	195
Kohl's Corp	61,175	789
Laureate Education Inc, Cl A *	20,084	700
LCI Industries	8,896	1,094
National Vision Holdings Inc *	19,775	512
Ollie's Bargain Outlet Holdings Inc *	13,519	1,244
Polaris Inc	1,740	95
Pool Corp	4,949	1,001
Sally Beauty Holdings Inc *	24,898	345
Solid Power Inc *	120,064	360
Standard Motor Products Inc	14,964	520
Urban Outfitters Inc *	40,697	2,578
Victoria's Secret & Co *	22,893	1,061
Zumiez Inc *	9,999	222
		24,566
Consumer Staples — 3.1%
Casey's General Stores Inc	3,649	2,656
Church & Dwight Co Inc	16,310	1,522
Herbalife Ltd *	45,200	665
Mama's Creations Inc *	24,669	378
Mission Produce Inc *	32,737	451
Nature's Sunshine Products Inc *	10,190	245
Turning Point Brands Inc	11,355	986
United Natural Foods Inc *	31,277	1,409
		8,312
Energy — 2.4%
Archrock Inc	36,147	1,258
Ardmore Shipping Corp	26,800	409
CVR Energy Inc *	5,855	197
Forum Energy Technologies Inc *	7,632	448
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Innovex International Inc *	24,458	$596
Par Pacific Holdings Inc *	15,436	967
Solaris Energy Infrastructure Inc, Cl A	38,546	2,178
Talos Energy Inc *	31,611	498
		6,551
Financials — 14.4%
Acadian Asset Management Inc	20,005	1,089
Banco Latinoamericano de Comercio
Exterior SA, Cl E	11,532	589
Bank of NT Butterfield & Son Ltd/The	30,180	1,584
Camden National Corp	9,408	446
Central Pacific Financial Corp	19,848	634
CNO Financial Group Inc	62,712	2,575
Dave Inc *	5,298	922
Encore Capital Group Inc *	11,636	816
Enova International Inc *	17,402	2,364
EVERTEC Inc	31,385	886
First Financial Bankshares Inc, Cl A	46,916	1,382
FirstCash Holdings Inc	25,439	4,783
Kinsale Capital Group Inc	3,801	1,299
Lemonade Inc *	16,046	1,006
MarketAxess Holdings Inc	3,482	574
Marqeta Inc, Cl A *	134,847	550
Metropolitan Bank Holding Corp	1,860	155
Miami International Holdings Inc *	27,376	1,066
Moelis & Co, Cl A	16,279	928
NBT Bancorp Inc	22,537	960
Nicolet Bankshares Inc	9,493	1,411
Old National Bancorp/IN, Cl A	7,880	174
OppFi Inc	14,201	110
Orange County Bancorp Inc	7,510	240
Palomar Holdings Inc, Cl A *	2,673	319
Piper Sandler	14,088	1,078
PROG Holdings Inc	27,407	786
Ryan Specialty Holdings Inc, Cl A	28,489	961
Southern Missouri Bancorp Inc	5,932	379
Stifel Financial Corp	19,838	1,466
Third Coast Bancshares Inc *	8,498	322
Tompkins Financial Corp	8,982	708
UMB Financial Corp	28,669	3,234
Unity Bancorp Inc	4,176	216
Univest Financial Corp	21,162	725
Valley National Bancorp	89,400	1,098
WisdomTree Inc	92,807	1,351
		39,186
Health Care — 17.1%
Adaptive Biotechnologies Corp *	36,594	508
Alignment Healthcare Inc *	108,962	1,920
Amneal Pharmaceuticals Inc *	125,225	1,556
ANI Pharmaceuticals Inc *	14,130	1,087
Aveanna Healthcare Holdings Inc *	40,062	258
Axogen Inc *	22,777	755

SEI Institutional Managed Trust	55

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Axsome Therapeutics Inc *	6,911	$1,168
BioAge Labs Inc *	8,695	152
Bio-Techne Corp	23,577	1,232
Bridgebio Pharma Inc *	89,076	6,615
BrightSpring Health Services Inc *	22,935	977
Celcuity Inc *	8,121	927
Certara Inc *	78,349	447
CG oncology Inc *	7,527	509
Edgewise Therapeutics Inc *	5,839	184
Ensign Group Inc/The	15,171	3,057
GeneDx Holdings Corp, Cl A *	9,897	636
Globus Medical Inc, Cl A *	19,992	1,722
Guardant Health Inc *	29,433	2,719
HealthEquity Inc *	28,325	2,367
Ideaya Biosciences Inc *	20,727	691
Indivior Pharmaceuticals Inc *	6,297	192
Innoviva Inc *	42,937	1,000
Insmed Inc *	5,040	824
Intellia Therapeutics Inc *	56,307	722
Ironwood Pharmaceuticals Inc, Cl A *	86,563	304
LeMaitre Vascular Inc	7,060	771
Merit Medical Systems Inc *	6,574	453
Monte Rosa Therapeutics Inc *	16,450	271
Novocure Ltd *	7,900	86
Nuvation Bio Inc *	108,706	466
Pennant Group Inc/The *	20,700	631
Phibro Animal Health Corp, Cl A	14,277	790
Praxis Precision Medicines Inc *	360	116
Protagonist Therapeutics Inc *	10,325	1,088
PTC Therapeutics Inc *	6,585	449
RadNet Inc *	6,240	349
Repligen Corp *	14,525	1,711
Rhythm Pharmaceuticals Inc *	11,377	989
Stoke Therapeutics Inc *	3,783	123
Supernus Pharmaceuticals Inc *	19,249	995
Syndax Pharmaceuticals Inc *	30,841	720
Tactile Systems Technology Inc *	18,987	496
Tarsus Pharmaceuticals Inc *	14,049	985
Veracyte Inc *	6,711	216
Viridian Therapeutics Inc *	56,068	1,097
Vor BioPharma *	13,216	236
Xenon Pharmaceuticals Inc *	12,000	698
Xeris Biopharma Holdings Inc *	13,256	77
		46,342
Industrials — 27.1%
AAON Inc	21,835	1,807
AAR Corp *	14,166	1,551
Advanced Drainage Systems Inc	13,113	1,798
American Superconductor Corp *	18,118	613
Argan Inc	6,854	3,733
Atmus Filtration Technologies Inc	58,244	3,306
Axon Enterprise Inc *	4,008	1,702
Beta Technologies, Cl A *	16,097	237
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Bloom Energy Corp, Cl A *	24,276	$3,289
Casella Waste Systems Inc, Cl A *	9,083	721
Cimpress PLC *	12,244	894
Construction Partners Inc, Cl A *	11,792	1,310
Copart Inc *	31,057	1,031
Costamare Inc	31,760	537
Crane Co	5,242	896
Deluxe Corp	16,911	466
Dycom Industries Inc *	5,898	1,998
ExlService Holdings Inc *	129,341	3,938
Exponent Inc	27,833	1,816
Federal Signal Corp	22,188	2,399
Graham Corp, Cl A *	6,964	550
Interface Inc, Cl A	38,039	948
JBT Marel, Cl A	7,873	1,007
Kennametal Inc	7,191	260
Kratos Defense & Security Solutions Inc *	2,650	187
Mercury Systems Inc *	20,426	1,489
Modine Manufacturing Co *	9,225	1,999
Nextpower Inc, Cl A *	33,551	4,045
NPK International Inc, Cl A *	84,400	1,223
OPENLANE Inc *	29,569	862
Power Solutions International Inc *	5,169	315
Primoris Services Corp	20,438	2,923
RBC Bearings Inc *	11,994	6,514
Rollins Inc	39,597	2,115
SPX Technologies Inc *	10,509	2,101
Sterling Infrastructure Inc *	9,882	4,025
Terex Corp	28,933	1,710
Tutor Perini Corp	10,203	788
VSE Corp	10,033	1,850
Watsco Inc	2,618	952
Watts Water Technologies Inc, Cl A	10,265	2,980
Willdan Group Inc *	9,122	698
		73,583
Information Technology — 21.8%
ACI Worldwide Inc *	22,768	934
ACM Research Inc, Cl A *	7,722	304
Advanced Energy Industries Inc	7,518	2,426
Applied Optoelectronics Inc *	10,113	856
Bel Fuse Inc, Cl B	1,777	352
Bentley Systems Inc, Cl B	19,600	688
Braze Inc, Cl A *	4,907	116
Calix Inc *	16,849	825
Clear Secure Inc, Cl A	60,544	2,931
Credo Technology Group Holding Ltd *	20,238	1,900
Descartes Systems Group Inc/The *	15,530	1,111
Diebold Nixdorf Inc *	7,983	602
EPAM Systems Inc *	4,782	648
ePlus Inc	19,499	1,467
Fabrinet *	5,966	3,111
Fair Isaac Corp *	867	926
HubSpot Inc *	2,074	506

56	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ichor Holdings Ltd *	32,543	$1,517
Intapp Inc *	8,281	213
InterDigital Inc	6,220	1,878
Keysight Technologies Inc *	12,225	3,452
Life360 Inc *	3,103	127
Littelfuse Inc	4,940	1,676
LiveRamp Holdings Inc *	7,581	201
Mirion Technologies Inc, Cl A *	56,924	1,058
Monolithic Power Systems Inc	2,130	2,329
nLight Inc *	12,598	718
Nova Ltd *	5,198	2,257
Novanta Inc *	17,895	2,114
Onto Innovation Inc *	7,117	1,460
OSI Systems Inc *	4,624	1,228
Plexus Corp *	9,495	1,923
Q2 Holdings Inc *	7,930	375
Rambus Inc *	17,437	1,500
Sanmina Corp *	8,182	1,061
SiTime Corp *	5,016	1,732
TTM Technologies Inc *	47,463	4,624
Tyler Technologies Inc *	4,491	1,538
Viasat Inc *	7,798	357
Viavi Solutions Inc *	185,138	6,161
		59,202
Materials — 2.4%
Balchem Corp	12,543	2,126
Caledonia Mining Corp PLC	5,405	122
Century Aluminum Co *	4,300	253
Constellium SE, Cl A *	10,000	246
O-I Glass Inc, Cl I *	49,026	515
Sensient Technologies Corp	21,695	1,875
SSR Mining Inc *	47,699	1,402
		6,539
Real Estate — 0.8%
CoStar Group Inc *	23,442	946
Newmark Group Inc, Cl A	71,246	1,068
Postal Realty Trust Inc, Cl A ‡	12,532	232
		2,246
Total Common Stock
(Cost $234,621) ($ Thousands)		267,981
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	3,671,612	$3,672
Total Cash Equivalent
(Cost $3,672) ($ Thousands)		3,672
Total Investments in Securities — 100.1%
(Cost $238,293) ($ Thousands)		$271,653

SEI Institutional Managed Trust	57

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Small Cap Growth Fund (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-Mini	19	Jun-2026	$2,405	$2,386	$(19)

Percentages are based on Net Assets of $271,490 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

†	Investment in Affiliated Security (see Note 6).

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	267,981	–	–	267,981
Cash Equivalent	3,672	–	–	3,672
Total Investments in Securities	271,653	–	–	271,653

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(19)	–	–	(19)
Total Other Financial Instruments	(19)	–	–	(19)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,599	$32,189	$(31,116)	$—	$—	$3,672	$59	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

58	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.4%

Communication Services — 1.8%
AMC Networks Inc, Cl A *	57,752	$392
Angi Inc, Cl A *	4,346	30
ATN International Inc	14,841	404
Bandwidth Inc, Cl A *	18,423	328
Bumble Inc, Cl A *	115,804	378
Cable One Inc	7,241	660
Cars.com Inc *	30,336	246
Electronic Arts Inc	2,290	467
Entravision Communications Corp, Cl A	122,079	363
EverQuote Inc, Cl A *	15,551	240
Gray Media Inc	148,659	645
IAC Inc *	3,105	124
Match Group Inc	1,449	45
MediaAlpha Inc, Cl A *	48,423	450
Millicom International Cellular SA	10,511	788
Nexstar Media Group Inc, Cl A	8,120	1,468
Nexxen International Ltd *	23,263	152
Omnicom Group Inc	8,515	641
PubMatic Inc, Cl A *	57,380	469
QuinStreet Inc *	68,212	819
Scholastic Corp, Cl B	11,468	448
Take-Two Interactive Software Inc, Cl A *	206	41
Telephone and Data Systems Inc	28,308	1,192
TKO Group Holdings Inc, Cl A	4,468	901
TripAdvisor Inc *	24,301	259
Ziff Davis Inc *	8,894	373
		12,323
Consumer Discretionary — 11.6%
Abercrombie & Fitch Co, Cl A *	59,269	5,415
Adient PLC *	72,618	1,468
American Eagle Outfitters Inc	193,435	3,230
American Public Education Inc *	13,996	796
Asbury Automotive Group Inc *	3,907	763
AutoNation Inc *	2,814	549
BorgWarner Inc	28,692	1,557
Bright Horizons Family Solutions Inc *	1,538	126
Brinker International Inc *	30,313	4,328
Burlington Stores Inc *	15,187	4,942
Callaway Golf Co *	23,848	331
Carter's Inc	25,750	921
Citi Trends Inc *	13,440	582
Cooper-Standard Holdings Inc *	16,149	450
Covista Inc *	12,896	1,486
Cricut Inc, Cl A	34,092	128
Dana Inc	15,227	512
Dauch Corporation *	30,121	179
Dave & Buster's Entertainment Inc *	30,440	330
Deckers Outdoor Corp *	5,964	597
Dorman Products Inc *	1,174	123
Duolingo Inc, Cl A *	735	72
Etsy Inc *	6,503	325
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Figs Inc, Cl A *	79,700	$1,177
Frontdoor Inc *	5,994	317
Garrett Motion Inc	24,660	448
Genesco Inc *	22,970	666
Gentherm Inc *	6,171	171
GigaCloud Technology Inc, Cl A *	17,995	817
G-III Apparel Group Ltd	15,881	440
Goodyear Tire & Rubber Co/The *	101,308	672
Group 1 Automotive Inc	4,472	1,479
Hamilton Beach Brands Holding Co, Cl A	10,893	206
Haverty Furniture Cos Inc	17,831	378
Holley Inc *	266,668	819
Kohl's Corp	106,874	1,379
LCI Industries	4,762	586
Lear Corp	14,502	1,756
Leggett & Platt Inc	106,410	1,051
Lithia Motors Inc, Cl A	1,783	445
LKQ Corp	14,707	432
Lululemon Athletica Inc *	14,510	2,222
Motorcar Parts of America *	26,309	291
Murphy USA Inc	4,244	2,096
National Vision Holdings Inc *	27,391	709
Ollie's Bargain Outlet Holdings Inc *	27,537	2,535
OneSpaWorld Holdings Ltd	8,928	205
Perdoceo Education Corp	25,338	943
Phinia Inc	1,758	120
Pool Corp	13,752	2,782
Rocky Brands Inc	14,600	565
Signet Jewelers Ltd	16,047	1,358
Solid Power Inc *	131,578	395
Standard Motor Products Inc	15,126	525
Strattec Security Corp *	2,863	224
Stride Inc *	45,813	4,039
Sturm Ruger & Co Inc	7,455	299
Super Group SGHC Ltd	121,669	1,314
Superior Group of Cos Inc	28,158	286
Taylor Morrison Home Corp, Cl A *	54,140	3,153
Universal Technical Institute Inc *	17,004	614
Urban Outfitters Inc *	65,048	4,121
Vail Resorts Inc	7,682	986
Victoria's Secret & Co *	4,510	209
Visteon Corp	41,477	3,779
Whirlpool Corp	3,187	172
Williams-Sonoma Inc	3,405	621
Winmark Corp	1,329	568
Zumiez Inc *	27,209	603
		78,183
Consumer Staples — 4.1%
BJ's Wholesale Club Holdings Inc *	8,074	795
Cal-Maine Foods Inc	15,659	1,239
Casey's General Stores Inc	3,155	2,296
Central Garden & Pet Co, Cl A *	19,370	628
Church & Dwight Co Inc	10,118	944

SEI Institutional Managed Trust	59

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coca-Cola Consolidated Inc	10,090	$1,935
Darling Ingredients Inc *	15,137	936
Fresh Del Monte Produce Inc	11,119	448
Herbalife Ltd *	51,890	764
Ingles Markets Inc, Cl A	7,550	679
Ingredion Inc	10,592	1,193
J & J Snack Foods Corp	7,030	557
John B Sanfilippo & Son Inc	5,357	425
Kroger Co/The	6,156	445
Nature's Sunshine Products Inc *	46,128	1,107
Nu Skin Enterprises Inc, Cl A	106,365	774
Oil-Dri Corp of America	5,000	325
Performance Food Group Co *	3,318	284
Pilgrim's Pride Corp	54,228	2,048
PriceSmart Inc	7,532	1,134
Seneca Foods Corp, Cl A *	315	48
Spectrum Brands Holdings Inc	11,105	818
Target Corp, Cl A	27,333	3,313
Turning Point Brands Inc	4,194	364
United Natural Foods Inc *	7,501	338
Universal Corp/VA	14,877	784
US Foods Holding Corp *	10,313	951
USANA Health Sciences Inc *	13,715	240
Village Super Market Inc, Cl A	16,517	697
Vital Farms Inc *	6,831	96
Weis Markets Inc	14,997	1,026
		27,631
Energy — 5.2%
Archrock Inc	16,343	569
Ardmore Shipping Corp	30,326	462
CNX Resources Corp *	30,569	1,178
Coterra Energy Inc	5,062	178
Delek US Holdings Inc	92,978	4,190
DHT Holdings Inc	42,087	769
Diamondback Energy Inc, Cl A	9,885	1,955
DT Midstream Inc	11,225	1,512
Exxon Mobil Corp	5,528	938
Forum Energy Technologies Inc *	9,965	585
Golar LNG Ltd	5,175	280
Green Plains Inc *	37,788	622
Gulfport Energy Corp *	4,184	885
Helmerich & Payne Inc	37,015	1,334
HF Sinclair Corp	3,931	245
International Seaways Inc	11,510	839
Marathon Petroleum Corp	7,296	1,781
Murphy Oil Corp	23,384	965
Natural Gas Services Group Inc	11,628	439
Northern Oil & Gas Inc	7,797	228
Oil States International Inc *	257,303	2,995
Par Pacific Holdings Inc *	27,117	1,699
Range Resources Corp	27,632	1,248
Ranger Energy Services Inc, Cl A	37,667	646
Scorpio Tankers Inc	19,552	1,460
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SM Energy Co	22,561	$703
TechnipFMC PLC	14,605	1,010
Teekay Corp Ltd	107,083	1,307
Teekay Tankers Ltd, Cl A	19,615	1,438
Viper Energy Inc, Cl A	24,528	1,153
Whitecap Resources	105,608	1,189
		34,802
Financials — 18.8%
1st Source Corp	7,047	488
Acadian Asset Management Inc	9,298	506
Advanced Flower Capital Inc	114,858	324
Affiliated Managers Group Inc	3,650	1,010
Allstate Corp/The	990	205
American Financial Group Inc/OH	5,861	749
Ameriprise Financial Inc	92	41
Arch Capital Group Ltd *	10,008	961
Banc of California Inc	23,591	415
Banco Latinoamericano de Comercio Exterior SA, Cl E	43,165	2,205
Bancorp Inc/The *	416	22
Bank of NT Butterfield & Son Ltd/The	24,567	1,289
Bank OZK	25,660	1,178
BankUnited Inc	8,407	380
Bar Harbor Bankshares	7,400	240
Bread Financial Holdings Inc	28,428	2,129
Camden National Corp	8,218	390
Capital City Bank Group Inc	9,652	419
Carter Bankshares Inc *	12,657	295
Central Pacific Financial Corp	24,027	768
City Holding Co	1,207	144
Civista Bancshares Inc	27,268	621
CNB Financial Corp/PA	49,857	1,444
CNO Financial Group Inc	140,259	5,759
Colony Bankcorp Inc	18,045	360
Columbia Banking System Inc	209,948	5,759
Community Trust Bancorp Inc	21,646	1,314
Customers Bancorp Inc *	12,467	865
Dave Inc *	4,773	831
Diamond Hill Investment Group Inc	2,001	344
Donegal Group Inc, Cl A	10,385	178
Eagle Bancorp Inc	21,162	526
Eastern Bankshares Inc	10,477	205
Employers Holdings Inc	17,888	736
Enact Holdings Inc	7,491	306
Encore Capital Group Inc *	8,218	576
Enova International Inc *	9,200	1,250
Essent Group Ltd	12,397	725
Everest Group Ltd	6,060	1,981
EVERTEC Inc	3,220	91
Fifth Third Bancorp	20,962	974
Financial Institutions Inc	80,765	2,561
First American Financial Corp	3,200	193
First Citizens BancShares Inc/NC, Cl A	599	1,129

60	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Commonwealth Financial Corp	211,820	$3,724
First Community Bankshares Inc	47,999	1,993
First Interstate BancSystem Inc, Cl A	51,000	1,703
First Merchants Corp	31,238	1,210
First Western Financial Inc *	8,382	206
FirstCash Holdings Inc	16,948	3,186
Flagstar Bank NA	98,306	1,295
FNB Corp/PA	307,540	5,142
GCM Grosvenor Inc, Cl A	35,446	347
Genworth Financial Inc, Cl A *	111,878	908
Global Payments Inc	1,009	68
Great Southern Bancorp Inc	12,053	761
Green Dot Corp, Cl A *	82,508	926
Hanmi Financial Corp	19,000	501
Hanover Insurance Group Inc/The, Cl A	11,282	1,956
Heritage Insurance Holdings Inc *	1,664	44
HomeTrust Bancshares Inc	4,975	212
Horace Mann Educators Corp, Cl A	21,656	924
Independent Bank Corp	12,857	428
Jackson Financial Inc, Cl A	97,793	10,339
James River Group Holdings Inc	75,733	477
Janus Henderson Group PLC	8,824	453
KeyCorp	34,821	698
Kinsale Capital Group Inc	6,672	2,280
Lemonade Inc *	6,469	405
Lincoln National Corp	48,447	1,720
MarketAxess Holdings Inc	7,475	1,233
Merchants Bancorp/IN	7,760	333
MGIC Investment Corp	7,962	209
Morningstar Inc, Cl A	3,823	646
NerdWallet Inc, Cl A *	20,921	217
Nicolet Bankshares Inc	9,582	1,424
NMI Holdings Inc, Cl A *	11,500	431
OFG Bancorp	5,041	204
Old National Bancorp/IN, Cl A	286,050	6,322
Oscar Health Inc, Cl A *	13,908	160
Pagseguro Digital Ltd, Cl A	82,568	827
Palomar Holdings Inc, Cl A *	2,542	304
Paymentus Holdings Inc, Cl A *	14,921	379
PCB Bancorp	11,293	254
PJT Partners Inc, Cl A	9,986	1,395
Popular Inc	11,261	1,511
Preferred Bank/Los Angeles CA	13,055	1,184
PROG Holdings Inc	34,943	1,003
Reinsurance Group of America Inc, Cl A	7,938	1,621
RenaissanceRe Holdings Ltd	4,308	1,280
Repay Holdings Corp, Cl A *	117,160	305
Republic Bancorp Inc/KY, Cl A	17,019	1,201
Rocket Cos Inc, Cl A *	23,222	331
Selective Insurance Group Inc	19,688	1,484
Sierra Bancorp	17,491	593
SmartFinancial Inc	6,754	264
Southern First Bancshares Inc *	9,107	496
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Starwood Property Trust Inc ‡	30,266	$521
Stifel Financial Corp	2,847	210
StoneX Group Inc *	10,239	826
Tompkins Financial Corp	10,960	864
UMB Financial Corp	34,617	3,904
United Fire Group Inc	5,332	198
Unity Bancorp Inc	8,776	455
Universal Insurance Holdings Inc	24,324	831
Valley National Bancorp	141,427	1,737
Westamerica BanCorp	5,759	300
XP Inc, Cl A	6,641	126
Zions Bancorp NA	97,892	5,641
		126,016
Health Care — 13.6%
AdaptHealth Corp, Cl A *	34,630	412
Adaptive Biotechnologies Corp *	78,060	1,083
ADMA Biologics Inc *	20,946	189
Alignment Healthcare Inc *	82,635	1,456
Alkermes PLC *	72,319	2,557
AMN Healthcare Services Inc *	23,231	426
Amneal Pharmaceuticals Inc *	35,804	445
AnaptysBio Inc *	3,612	200
AngioDynamics Inc *	43,207	491
ANI Pharmaceuticals Inc *	12,750	981
Arcutis Biotherapeutics Inc *	9,048	213
Arrowhead Pharmaceuticals Inc *	11,879	745
Ascendis Pharma A/S ADR *	886	203
Avanos Medical Inc *	103,262	1,447
Aveanna Healthcare Holdings Inc *	18,757	121
Axogen Inc *	16,821	557
Axsome Therapeutics Inc *	2,183	369
BioCryst Pharmaceuticals Inc *	25,253	240
Bio-Techne Corp	47,910	2,504
Bioventus Inc, Cl A *	82,873	757
Bridgebio Pharma Inc *	62,736	4,659
BrightSpring Health Services Inc *	5,220	222
Catalyst Pharmaceuticals Inc *	32,000	792
Celcuity Inc *	1,919	219
Cencora Inc, Cl A	1,787	561
Centene Corp *	119,554	3,914
Certara Inc *	61,888	353
CG oncology Inc *	3,489	236
Chemed Corp	2,729	1,031
Collegium Pharmaceutical Inc *	58,703	1,941
Concentra Group Holdings Parent Inc	5,473	117
CorVel Corp *	8,097	443
Crinetics Pharmaceuticals Inc *	3,206	116
Cross Country Healthcare Inc *	60,051	565
Emergent BioSolutions Inc *	27,088	225
Enanta Pharmaceuticals Inc *	35,571	449
Encompass Health Corp	14,879	1,439
Enhabit Inc *	48,203	679
Ensign Group Inc/The	4,885	984

SEI Institutional Managed Trust	61

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Entrada Therapeutics Inc *	18,067	$228
Establishment Labs Holdings Inc *	4,961	282
Eton Pharmaceuticals Inc *	14,205	351
Exelixis Inc *	4,584	197
GeneDx Holdings Corp, Cl A *	1,430	92
Globus Medical Inc, Cl A *	27,511	2,370
Guardant Health Inc *	13,341	1,232
Halozyme Therapeutics Inc *	7,043	455
Harmony Biosciences Holdings Inc *	9,936	278
HealthEquity Inc *	26,644	2,227
HealthStream Inc	18,675	387
Hims & Hers Health Inc *	10,192	212
ICON PLC *	5,210	577
ICU Medical Inc *	5,351	691
IDEXX Laboratories Inc *	458	257
Incyte Corp *	3,300	311
Inmode Ltd *	72,945	998
Innoviva Inc *	38,526	898
Insmed Inc *	556	91
Intellia Therapeutics Inc *	39,142	502
iRadimed Corp	5,415	521
Ironwood Pharmaceuticals Inc, Cl A *	200,839	705
Jazz Pharmaceuticals PLC *	7,203	1,362
Kiniksa Pharmaceuticals International Plc, Cl A *	20,487	986
KORU Medical Systems Inc *	176,784	764
LeMaitre Vascular Inc	5,075	554
Ligand Pharmaceuticals Inc *	7,082	1,414
Lyell Immunopharma Inc *	21,220	426
Madrigal Pharmaceuticals Inc *	733	384
Masimo Corp *	3,863	687
Medpace Holdings Inc *	2,426	1,165
Mettler-Toledo International Inc *	411	518
Molina Healthcare Inc *	42,941	5,724
Monte Rosa Therapeutics Inc *	48,077	791
National HealthCare Corp	4,888	781
Neurocrine Biosciences Inc *	6,973	919
Nuvation Bio Inc *	93,896	403
Omeros Corp *	37,141	392
OmniAB Inc *	11,714	—
Pacira BioSciences Inc *	35,375	799
Pediatrix Medical Group Inc *	118,627	2,537
Pennant Group Inc/The *	38,519	1,174
Penumbra Inc *	1,427	469
Phibro Animal Health Corp, Cl A	44,887	2,483
Progyny Inc *	160,954	2,733
PTC Therapeutics Inc *	12,404	845
Puma Biotechnology Inc *	30,120	192
Relay Therapeutics Inc *	124,842	1,242
Relmada Therapeutics Inc *	91,078	634
Repligen Corp *	30,937	3,645
Revvity Inc	12,707	1,113
Rigel Pharmaceuticals Inc *	21,469	581
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shattuck Labs *	162,947	$1,048
SIGA Technologies Inc	11,088	59
Sight Sciences Inc *	48,458	183
Supernus Pharmaceuticals Inc *	8,694	449
Syndax Pharmaceuticals Inc *	9,713	227
Tactile Systems Technology Inc *	28,334	740
Tarsus Pharmaceuticals Inc *	2,954	207
Teladoc Health Inc *	84,443	460
Teleflex Inc	3,521	421
Tenet Healthcare Corp *	367	69
Theravance Biopharma Inc *	30,242	491
UFP Technologies Inc *	2,084	403
United Therapeutics Corp *	2,841	1,685
Vanda Pharmaceuticals Inc *	22,178	153
Varex Imaging Corp *	28,226	300
Viridian Therapeutics Inc *	9,854	193
WaVe Life Sciences Ltd *	6,820	49
Xeris Biopharma Holdings Inc *	44,564	258
Zevra Therapeutics Inc *	20,661	193
		91,508
Industrials — 19.5%
A O Smith Corp	4,400	290
AAON Inc	47,903	3,964
ACCO Brands Corp	136,813	410
Acuity Inc	2,320	650
Advanced Drainage Systems Inc	24,100	3,305
AECOM	13,579	1,152
AeroVironment Inc *	684	125
AerSale Corp *	37,994	236
Allison Transmission Holdings Inc	3,071	359
American Superconductor Corp *	9,038	306
Applied Industrial Technologies Inc, Cl A	8,919	2,366
Argan Inc	3,785	2,061
Astec Industries Inc	121,598	6,547
Atkore Inc	9,367	552
Axon Enterprise Inc *	8,426	3,578
Barrett Business Services Inc	8,704	254
Bloom Energy Corp, Cl A *	15,408	2,088
Boise Cascade Co	4,228	321
Brink's Co/The	1,514	157
Broadridge Financial Solutions Inc	1,700	276
Builders FirstSource Inc *	592	49
BWX Technologies Inc	11,200	2,290
CACI International Inc, Cl A *	1,073	584
Carpenter Technology Corp	2,253	888
Casella Waste Systems Inc, Cl A *	2,917	231
CBIZ Inc *	2,449	66
CECO Environmental Corp *	4,606	274
Cimpress PLC *	5,416	395
Cintas Corp	3,914	662
Clean Harbors Inc *	7,022	2,013
Construction Partners Inc, Cl A *	25,854	2,873
CRA International Inc	3,432	556

62	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CSG Systems International Inc	16,685	$1,334
CSW Industrials Inc	1,824	475
Curtiss-Wright Corp	4,583	3,122
Deluxe Corp	12,225	337
Donaldson Co Inc, Cl A	7,015	595
Ducommun Inc *	8,335	1,017
Dycom Industries Inc *	5,336	1,808
EMCOR Group Inc	2,609	1,926
EnerSys	8,815	1,531
Esab Corp	9,486	917
ExlService Holdings Inc *	123,654	3,765
Exponent Inc	29,645	1,934
Federal Signal Corp	23,628	2,555
Fluor Corp *	11,303	527
Franklin Covey Co *	6,854	108
FTI Consulting Inc *	6,375	1,127
Genpact Ltd	5,216	194
Gorman-Rupp Co/The	13,217	821
Graham Corp, Cl A *	4,517	356
GXO Logistics Inc *	18,425	955
Healthcare Services Group Inc *	13,705	254
Hub Group Inc, Cl A	4,655	168
Hudson Technologies Inc *	26,350	155
Huron Consulting Group Inc *	1,476	188
Hyster-Yale Inc	2,958	96
IBEX Holdings Ltd *	8,566	230
IDEX Corp	4,000	758
Interface Inc, Cl A	18,117	451
John Bean Technologies Corp, Cl A	2,118	271
Kadant Inc	686	201
Kelly Services Inc, Cl A	18,797	166
L3Harris Technologies Inc	2,036	703
Landstar System Inc	3,246	520
Limbach Holdings Inc *	4,148	324
LSI Industries Inc	2,442	45
Luxfer Holdings PLC	23,229	283
Lyft Inc, Cl A *	104,446	1,389
Manitowoc Co Inc/The *	77,468	903
Matrix Service Co *	14,659	168
Miller Industries Inc/TN	23,991	1,093
Modine Manufacturing Co *	11,068	2,399
Montrose Environmental Group Inc *	21,454	470
Moog Inc, Cl A	2,744	803
MSA Safety Inc	10,698	1,754
Mueller Industries Inc	19,538	2,165
MYR Group Inc *	2,348	663
National Presto Industries Inc	7,176	984
Nextpower Inc, Cl A *	15,334	1,849
Old Dominion Freight Line Inc, Cl A	858	168
OPENLANE Inc *	44,707	1,303
Park Aerospace Corp	3,346	92
Paylocity Holding Corp *	5,299	573
Planet Labs PBC *	50,985	1,425
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Powell Industries Inc	831	$450
Primoris Services Corp	13,554	1,939
Proto Labs Inc *	3,960	226
RB Global Inc	9,026	865
RBC Bearings Inc *	11,906	6,466
Resideo Technologies Inc *	27,658	932
Resources Connection Inc	55,096	206
Rollins Inc	52,091	2,782
Rush Enterprises Inc, Cl A	21,083	1,394
RXO Inc *	15,347	224
Ryder System Inc	2,504	513
Science Applications International Corp	10,962	1,041
Simpson Manufacturing Co Inc	7,500	1,287
SkyWest Inc *	20,531	1,885
SPX Technologies Inc *	1,464	293
Standex International Corp	342	87
Sterling Infrastructure Inc *	3,328	1,355
Sun Country Airlines Holdings Inc *	41,789	690
Tennant Co	8,099	538
Terex Corp	69,479	4,106
Titan International Inc *	41,369	286
Toro Co/The	2,800	262
Tutor Perini Corp	44,070	3,402
UFP Industries Inc	9,396	866
United Rentals Inc	2,292	1,670
V2X Inc *	4,050	277
Valmont Industries Inc	489	195
Vicor Corp *	5,075	817
Wabash National Corp	47,165	407
Watsco Inc	93	34
Watts Water Technologies Inc, Cl A	6,338	1,840
WESCO International Inc	11,695	3,200
Willdan Group Inc *	11,427	875
XPO Inc *	5,668	1,103
Xylem Inc/NY	4,342	519
		131,328
Information Technology — 15.2%
8x8 Inc *	460,446	764
A10 Networks Inc	56,673	1,310
ACI Worldwide Inc *	40,617	1,666
ADTRAN Holdings Inc *	74,751	940
Advanced Energy Industries Inc	748	241
Agilysys Inc *	283	20
Akamai Technologies Inc *	11,871	1,363
Amdocs Ltd	5,815	380
Amkor Technology Inc	28,193	1,270
Appfolio Inc, Cl A *	3,521	556
Appian Corp, Cl A *	11,418	275
Arista Networks Inc *	5,292	650
Arlo Technologies Inc *	29,738	423
Arrow Electronics Inc, Cl A *	5,991	859
Axcelis Technologies Inc *	1,990	185
Bel Fuse Inc, Cl B	940	186

SEI Institutional Managed Trust	63

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Benchmark Electronics Inc	6,200	$348
Bentley Systems Inc, Cl B	23,098	811
Calix Inc *	3,602	176
Cerence Inc *	33,751	213
Cirrus Logic Inc *	2,093	303
Clear Secure Inc, Cl A	49,583	2,400
Commvault Systems Inc *	5,238	408
Credo Technology Group Holding Ltd *	20,249	1,901
Daktronics Inc *	23,305	456
Descartes Systems Group Inc/The *	31,106	2,226
Diebold Nixdorf Inc *	14,127	1,066
Diodes Inc *	26,387	1,801
Dolby Laboratories Inc, Cl A	9,806	589
Dropbox Inc, Cl A *	10,140	230
Entegris Inc	13,664	1,602
EPAM Systems Inc *	3,490	473
ePlus Inc	4,200	316
F5 Inc, Cl A *	84	24
Fabrinet *	2,882	1,503
Fair Isaac Corp *	2,126	2,270
Five9 Inc *	42,837	650
FormFactor Inc *	2,115	205
Freshworks Inc, Cl A *	27,397	220
Gartner Inc *	1,518	240
GoDaddy Inc, Cl A *	2,922	242
Hackett Group Inc/The	37,239	484
HubSpot Inc *	2,439	595
Immersion Corp	31,153	170
Insight Enterprises Inc *	4,865	326
InterDigital Inc	790	239
inTEST Corp *	13,245	181
IonQ Inc *	5,578	161
Itron Inc *	2,335	209
Jabil Inc	1,355	360
Keysight Technologies Inc *	25,820	7,291
Kimball Electronics Inc *	34,093	808
Lattice Semiconductor Corp *	12,288	1,140
Littelfuse Inc	1,494	507
LiveRamp Holdings Inc *	36,604	971
MACOM Technology Solutions Holdings Inc *	5,112	1,135
Manhattan Associates Inc *	9,824	1,308
Methode Electronics Inc	22,884	126
Mitek Systems Inc *	37,996	513
Monolithic Power Systems Inc	4,221	4,615
NetScout Systems Inc *	36,773	1,169
nLight Inc *	10,235	584
Novanta Inc *	7,504	886
ON Semiconductor Corp *	20,670	1,280
Onto Innovation Inc *	7,698	1,579
Open Text Corp	181,025	4,026
OSI Systems Inc *	1,609	427
Ouster *	3,865	71
Palo Alto Networks Inc *	1,425	228
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Penguin Solutions Inc *	18,156	$320
Photronics Inc *	167,288	6,760
Plexus Corp *	5,600	1,134
Q2 Holdings Inc *	7,540	357
Rambus Inc *	12,784	1,100
Rimini Street Inc *	136,732	448
Sanmina Corp *	35,674	4,625
ScanSource Inc *	12,128	440
Semtech Corp *	9,725	748
Silicon Motion Technology Corp ADR	23,247	2,610
SiTime Corp *	5,802	2,004
Sprinklr Inc, Cl A *	72,059	432
SPS Commerce Inc *	5,741	320
Super Micro Computer Inc *	2,570	59
Teledyne Technologies Inc *	3,970	2,402
Teradyne Inc	4,487	1,330
TTM Technologies Inc *	55,516	5,408
Tyler Technologies Inc *	7,369	2,523
Ubiquiti Inc	597	472
Unisys Corp *	121,998	253
Viasat Inc *	10,839	496
Viavi Solutions Inc *	132,127	4,397
Vistance Networks Inc *	6,008	109
Wix.com Ltd *	3,000	270
		102,167
Materials — 4.9%
Alamos Gold Inc, Cl A	25,950	1,153
Albemarle Corp	3,497	628
Alpha Metallurgical Resources Inc *	1,690	347
Alto Ingredients Inc *	253,458	1,227
Ashland Inc	2,600	144
Avery Dennison Corp	2,472	427
Axalta Coating Systems Ltd *	36,330	1,006
Balchem Corp	20,616	3,494
Caledonia Mining Corp PLC	18,054	408
Century Aluminum Co *	7,570	444
Cleveland-Cliffs Inc *	393,093	3,322
Coeur Mining Inc *	95,220	1,787
Commercial Metals Co, Cl A	124,739	7,663
Fortitude Gold Corp	40,846	203
Hudbay Minerals Inc	142,958	2,988
Mativ Holdings Inc	79,389	691
NewMarket Corp	1,035	663
Orion SA	70,452	458
Packaging Corp of America	2,600	552
PERIMETER SOLUTIONS INC *	4,790	117
Rayonier Advanced Materials Inc *	45,662	505
Royal Gold Inc, Cl A	2,923	744
Silgan Holdings Inc	26,476	1,027
SSR Mining Inc *	101,905	2,996
		32,994

64	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 2.5%
Alexander's Inc ‡	1,929	$456
CBL & Associates Properties Inc ‡	25,547	982
Centerspace ‡	12,737	732
Chatham Lodging Trust ‡	37,680	297
Compass Inc, Cl A *	32,666	239
CoStar Group Inc *	37,352	1,507
DiamondRock Hospitality Co ‡	90,000	843
Diversified Healthcare Trust ‡	204,859	1,360
EastGroup Properties Inc ‡	12,917	2,391
FRP Holdings Inc *	9,150	200
Gladstone Commercial Corp ‡	24,848	284
Highwoods Properties Inc ‡	40,120	859
Howard Hughes Holdings Inc *	1,339	85
Independence Realty Trust Inc ‡	32,937	490
Invitation Homes Inc ‡	23,648	588
Jones Lang LaSalle Inc *	2,269	690
NET Lease Office Properties ‡	14,134	163
Newmark Group Inc, Cl A	155,846	2,336
Pebblebrook Hotel Trust ‡	22,825	288
Regency Centers Corp ‡	1,254	95
Summit Hotel Properties Inc ‡	48,427	214
Sun Communities Inc ‡	1,400	176
Universal Health Realty Income Trust ‡	14,551	589
Ventas Inc ‡	7,436	608
		16,472
Utilities — 1.2%
Consolidated Water Co Ltd	5,700	189
Hawaiian Electric Industries Inc *	57,814	858
IDACORP Inc, Cl A	10,885	1,556
Middlesex Water Co	8,501	442
NRG Energy Inc	2,534	370
Otter Tail Corp	4,406	387
Portland General Electric Co	34,121	1,801
Southwest Gas Holdings Inc	22,070	1,918
UGI Corp	12,497	455
Unitil Corp	4,150	217
		8,193
Total Common Stock
(Cost $381,223) ($ Thousands)		661,617

	Number of Warrants
WARRANTS — 0.0%
Xerox Holdings Corp, Expires 02/17/2028*	39,370	4

Total Warrants
(Cost $—) ($ Thousands)		4
Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Abiomed Inc *‡‡(A)	967	$–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**	10,117,376	10,117
Total Cash Equivalent
(Cost $10,117) ($ Thousands)		10,117
Total Investments in Securities — 99.9%
(Cost $391,340) ($ Thousands)		$671,738

SEI Institutional Managed Trust	65

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Tax-Managed Small/Mid Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-Mini	30	Jun-2026	$3,746	$3,768	$22
S&P Mid Cap 400 Index E-Mini	11	Jun-2026	3,701	3,736	35
			$7,447	$7,504	$57

Percentages are based on Net Assets of $672,461 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	661,617	–	–		661,617
Warrants	–	4	–		4
Rights	–	–	–	^	–
Cash Equivalent	10,117	–	–		10,117
Total Investments in Securities	671,734	4	–		671,738

^	This category includes securities with a value of $0.

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	57	–	–	57
Total Other Financial Instruments	57	–	–	57

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

66	SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$8,110	$52,669	$(50,662)	$—	$—	$10,117	$135	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	67

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.2%

Communication Services — 1.4%
DoubleVerify Holdings Inc *	4,520	$43
GCI Liberty Inc, Cl C *	1,300	48
Iridium Communications Inc	900	25
Liberty Global Ltd, Cl A *	5,374	65
Liberty Global Ltd, Cl C *	10,740	126
Match Group Inc	1,560	48
Millicom International Cellular SA	2,439	183
Omnicom Group Inc	640	48
Reddit Inc, Cl A *	390	52
ROBLOX Corp, Cl A *	859	49
Trade Desk Inc/The, Cl A *	1,000	23
		710
Consumer Discretionary — 9.2%
Amer Sports Inc *	4,760	157
Aramark	5,089	206
Best Buy Co Inc	3,020	194
Birkenstock Holding PLC *	644	23
BorgWarner Inc	7,214	391
Bright Horizons Family Solutions Inc *	450	37
Carnival Corp	6,852	177
Carvana Co, Cl A *	427	134
Crocs Inc *	730	61
Deckers Outdoor Corp *	1,520	152
Domino's Pizza Inc	580	208
DR Horton Inc	870	119
Duolingo Inc, Cl A *	450	44
eBay Inc	910	83
Etsy Inc *	2,100	105
Expedia Group Inc	755	174
Ford Motor Co	3,800	44
Garmin Ltd	640	149
Gentex Corp	8,674	190
Grand Canyon Education Inc *	1,055	179
H&R Block Inc	2,480	79
Harley-Davidson Inc, Cl A	990	20
Hasbro Inc	510	48
Las Vegas Sands Corp	1,630	88
LKQ Corp	3,075	90
Lululemon Athletica Inc *	630	96
Macy's Inc	4,360	79
Ollie's Bargain Outlet Holdings Inc *	360	33
Planet Fitness Inc, Cl A *	420	31
PulteGroup Inc	220	26
Ralph Lauren Corp, Cl A	395	136
Restaurant Brands International Inc	720	53
Royal Caribbean Cruises Ltd	1,081	297
Tapestry Inc	990	140
TopBuild Corp *	468	164
Tractor Supply Co	2,120	96
Travel + Leisure Co	370	26
Ulta Beauty Inc *	110	58
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vail Resorts Inc	640	$82
Valvoline Inc *	5,381	181
Williams-Sonoma Inc	350	64
Wingstop Inc, Cl A	410	64
		4,778
Consumer Staples — 3.3%
Albertsons Cos Inc, Cl A	4,150	71
Brown-Forman Corp, Cl A	2,650	71
Casey's General Stores Inc	148	108
Constellation Brands Inc, Cl A	1,022	153
Darling Ingredients Inc *	3,666	227
Dollar General Corp	1,476	175
Dollar Tree Inc *	1,970	216
Estee Lauder Cos Inc/The, Cl A	250	18
Ingredion Inc	947	107
Lamb Weston Holdings Inc	2,382	101
Maplebear Inc *	2,330	87
Performance Food Group Co *	1,814	155
Sprouts Farmers Market Inc *	831	64
Sysco Corp	2,430	173
		1,726
Energy — 9.3%
Antero Midstream Corp	6,680	152
Antero Resources Corp *	3,140	133
Baker Hughes Co, Cl A	610	37
Cheniere Energy Inc	1,884	535
Coterra Energy Inc	5,788	203
Devon Energy Corp	810	41
Diamondback Energy Inc, Cl A	1,013	200
EQT Corp	360	23
Expand Energy Corp	910	100
Halliburton Co	8,560	334
HF Sinclair Corp	1,270	79
Kinder Morgan Inc	3,270	110
Marathon Petroleum Corp	2,197	536
NOV Inc	9,951	187
Permian Resources Corp, Cl A	10,825	231
Phillips 66	2,150	392
SLB Ltd, Cl A	5,618	289
TechnipFMC PLC	8,200	567
Valero Energy Corp	2,520	623
Weatherford International PLC	570	54
		4,826
Financials — 15.4%
Affirm Holdings Inc, Cl A *	1,360	62
Allstate Corp/The	1,552	322
Ally Financial Inc	5,247	206
American International Group Inc	1,830	138
Ameriprise Financial Inc	270	120
Arch Capital Group Ltd *	730	70
Assurant Inc	540	118

68	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axis Capital Holdings Ltd	654	$66
Bank of New York Mellon Corp/The	2,840	337
Block Inc, Cl A *	1,590	96
Blue Owl Capital Inc, Cl A	10,138	92
Capital One Financial Corp	618	113
Cincinnati Financial Corp	840	132
Coinbase Global Inc, Cl A *	235	41
East West Bancorp Inc	650	69
Evercore Inc, Cl A	659	197
FactSet Research Systems Inc	640	139
Fidelity National Financial Inc	959	44
First American Financial Corp	4,795	289
First Horizon Corp	11,098	253
Franklin Resources Inc	4,217	100
Globe Life Inc	640	89
Hamilton Lane Inc, Cl A	1,470	146
Hartford Insurance Group Inc/The	5,020	679
Janus Henderson Group PLC	5,699	293
KeyCorp	3,870	78
Lazard Inc, Cl A	730	31
M&T Bank Corp	2,550	527
MGIC Investment Corp	790	21
Morningstar Inc, Cl A	629	106
Popular Inc	2,099	282
Raymond James Financial Inc	1,690	245
Regions Financial Corp	6,420	168
Reinsurance Group of America Inc, Cl A	1,246	254
RenaissanceRe Holdings Ltd	1,731	514
Robinhood Markets Inc, Cl A *	2,250	156
SOUTHSTATE BANK CORP	1,519	140
Starwood Property Trust Inc ‡	8,274	142
Stifel Financial Corp	558	41
Synchrony Financial	4,750	323
Voya Financial Inc	1,080	74
Webster Financial Corp	3,457	240
Willis Towers Watson PLC	634	184
XP Inc, Cl A	6,040	115
Zions Bancorp NA	2,130	123
		7,975
Health Care — 9.9%
Agilent Technologies Inc	2,344	267
Alnylam Pharmaceuticals Inc *	220	73
Apellis Pharmaceuticals Inc *	2,490	100
Biogen Inc *	700	128
BioMarin Pharmaceutical Inc *	600	34
Cardinal Health Inc	860	182
Caris Life Sciences, Inc *	5,423	97
Cencora Inc, Cl A	633	199
Centene Corp *	800	26
DaVita Inc *	330	51
Dexcom Inc *	1,560	98
Encompass Health Corp	4,450	430
Envista Holdings Corp *	7,571	192
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exelixis Inc *	4,877	$209
Globus Medical Inc, Cl A *	2,020	174
Halozyme Therapeutics Inc *	3,202	207
Humana Inc	293	51
IDEXX Laboratories Inc *	500	281
Incyte Corp *	1,913	180
Inspire Medical Systems Inc *	410	21
Insulet Corp *	770	162
IQVIA Holdings Inc *	1,542	263
Jazz Pharmaceuticals PLC *	530	100
Labcorp Holdings Inc	796	212
Medpace Holdings Inc *	572	275
Mettler-Toledo International Inc *	21	26
Neurocrine Biosciences Inc *	150	20
Royalty Pharma PLC, Cl A	2,354	113
Sotera Health Co *	4,810	69
Tenet Healthcare Corp *	603	114
United Therapeutics Corp *	140	83
Universal Health Services Inc, Cl B	721	129
Veeva Systems Inc, Cl A *	1,154	203
West Pharmaceutical Services Inc	910	228
Zimmer Biomet Holdings Inc	1,712	155
		5,152
Industrials — 19.4%
AECOM	390	33
AerCap Holdings NV	1,083	149
Allegion PLC	1,368	199
AMETEK Inc	210	45
Armstrong World Industries Inc	832	137
ATI Inc *	1,060	154
Axon Enterprise Inc *	76	32
Booz Allen Hamilton Holding Corp, Cl A	810	63
Broadridge Financial Solutions Inc	1,070	174
CH Robinson Worldwide Inc	710	118
Clean Harbors Inc *	1,166	334
Comfort Systems USA Inc	100	138
Cummins Inc	480	258
Delta Air Lines Inc, Cl A	1,220	81
Dover Corp	1,007	210
EMCOR Group Inc	130	96
ExlService Holdings Inc *	2,270	69
Expeditors International of Washington Inc	1,140	163
Flowserve Corp	4,560	335
Generac Holdings Inc *	330	65
Genpact Ltd	7,926	295
Hayward Holdings Inc *	5,980	80
HEICO Corp	270	74
HEICO Corp, Cl A	437	92
Hexcel Corp, Cl A	2,710	219
Howmet Aerospace Inc	3,010	694
Huntington Ingalls Industries Inc, Cl A	280	106
JB Hunt Transport Services Inc	1,100	233
L3Harris Technologies Inc	555	192

SEI Institutional Managed Trust	69

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Leidos Holdings Inc	1,530	$238
Leonardo DRS Inc	1,945	87
Lyft Inc, Cl A *	15,920	212
MasTec Inc *	296	95
Mueller Industries Inc	1,660	184
nVent Electric PLC	1,300	154
Old Dominion Freight Line Inc, Cl A	560	109
Parker-Hannifin Corp, Cl A	332	297
Quanta Services Inc	370	203
Regal Rexnord Corp	1,951	365
Robert Half Inc	2,350	60
Rockwell Automation Inc	1,700	610
Sensata Technologies Holding PLC	4,190	148
SiteOne Landscape Supply Inc *	400	53
Snap-on Inc	348	126
Stanley Black & Decker Inc	1,730	123
Tetra Tech Inc	1,600	48
Trane Technologies PLC	413	172
United Airlines Holdings Inc *	3,524	325
United Rentals Inc	458	334
Verisk Analytics Inc, Cl A	320	61
Vertiv Holdings Co, Cl A	675	169
WESCO International Inc	1,266	346
Westinghouse Air Brake Technologies Corp	867	217
Woodward Inc	990	354
Xylem Inc/NY	908	109
		10,037
Information Technology — 12.6%
Akamai Technologies Inc *	2,611	300
Allegro MicroSystems Inc *	630	20
Amkor Technology Inc	2,100	94
Amphenol Corp, Cl A	1,290	163
Astera Labs Inc *	330	36
Avnet Inc	3,960	244
BILL Holdings Inc *	1,880	72
CDW Corp/DE	280	34
Ciena Corp *	583	226
Circle Internet Group Inc, Cl A *	200	19
Cirrus Logic Inc *	530	77
Cognex Corp	2,414	118
Cognizant Technology Solutions Corp, Cl A	1,950	120
Corning Inc, Cl B	1,190	162
Datadog Inc, Cl A *	410	48
Docusign Inc, Cl A *	860	41
Enphase Energy Inc *	610	23
EPAM Systems Inc *	1,113	151
Fair Isaac Corp *	40	43
First Solar Inc *	810	160
Gen Digital Inc	3,540	67
Guidewire Software Inc *	330	49
HP Inc	8,500	163
HubSpot Inc *	207	50
Jabil Inc	700	186
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Keysight Technologies Inc *	3,624	$1,023
Lumentum Holdings Inc *	643	452
Microchip Technology Inc	5,034	325
MongoDB Inc, Cl A *	260	64
NetApp Inc	870	89
Pegasystems Inc	2,485	106
PTC Inc *	1,430	204
Qnity Electronics Inc	1,620	187
Rubrik Inc, Cl A *	470	23
Sandisk Corp/DE *	360	229
Skyworks Solutions Inc	3,710	199
Super Micro Computer Inc *	6,800	155
TD SYNNEX Corp	1,090	184
Teradata Corp *	2,200	56
Teradyne Inc	360	107
UiPath Inc, Cl A *	3,930	43
Vontier Corp	1,460	52
Western Digital Corp	957	259
Zebra Technologies Corp, Cl A *	380	79
		6,502
Materials — 5.0%
Albemarle Corp	130	23
Alcoa Corp	2,526	168
Anglogold Ashanti PLC	4,070	396
Axalta Coating Systems Ltd *	5,132	142
Ball Corp	2,800	165
CF Industries Holdings Inc	720	93
DuPont de Nemours Inc	950	43
Eagle Materials Inc	786	149
Element Solutions Inc	3,180	109
International Flavors & Fragrances Inc	1,483	108
Mosaic Co/The	2,210	56
NewMarket Corp	320	205
Nucor Corp	650	110
Packaging Corp of America	953	202
Royal Gold Inc, Cl A	1,130	288
Scotts Miracle-Gro Co/The, Cl A	1,950	119
Smurfit WestRock PLC	5,761	230
		2,606
Real Estate — 4.8%
Agree Realty Corp ‡	2,545	192
Crown Castle Inc ‡	2,210	180
Essex Property Trust Inc ‡	579	140
Gaming and Leisure Properties Inc ‡	4,830	214
Healthcare Realty Trust Inc, Cl A ‡	8,280	141
Host Hotels & Resorts Inc ‡	10,610	203
Jones Lang LaSalle Inc *	310	94
Mid-America Apartment Communities Inc ‡	1,181	144
Millrose Properties ‡	3,110	87
Omega Healthcare Investors Inc ‡	4,600	202
SBA Communications Corp, Cl A ‡	1,150	198
STAG Industrial Inc ‡	2,400	87

70	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
VICI Properties Inc, Cl A ‡	19,360	$529
Zillow Group Inc, Cl A *	2,280	94
		2,505
Utilities — 7.9%
American Water Works Co Inc	1,110	151
Brookfield Renewable Corp	1,440	57
CenterPoint Energy Inc	4,101	177
CMS Energy Corp	980	76
Consolidated Edison Inc	810	92
DTE Energy Co	1,614	236
Edison International	8,430	617
Entergy Corp	2,163	243
Evergy Inc	2,750	225
Eversource Energy	7,580	525
Exelon Corp	3,030	149
NRG Energy Inc	775	113
OGE Energy Corp	2,460	118
PG&E Corp	29,390	516
Public Service Enterprise Group Inc	2,680	217
Vistra Corp	1,530	230
WEC Energy Group Inc	1,915	222
Xcel Energy Inc	1,909	152
		4,116
Total Common Stock
(Cost $42,228) ($ Thousands)		50,933

EXCHANGE-TRADED FUND — 0.1%

Equity — 0.1%
iShares S&P Mid-Capital 400 Value ETF	465	62

Total Exchange-Traded Fund
(Cost $58) ($ Thousands)		62

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡(A)	160	–
Total Rights
(Cost $—) ($ Thousands)		–
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	770,426	$770
Total Cash Equivalent
(Cost $770) ($ Thousands)		770
Total Investments in Securities — 99.8%
(Cost $43,056) ($ Thousands)		$51,765

SEI Institutional Managed Trust	71

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Mid-Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P Mid Cap 400 Index E-Mini	2	Jun-2026	$677	$680	$3

Percentages are based on Net Assets of $51,851 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

†	Investment in Affiliated Security (see Note 6).
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)		Total ($)
Common Stock	50,933	–	–		50,933
Exchange-Traded Fund	62	–	–		62
Rights	–	–	–	^	–
Cash Equivalent	770	–	–		770
Total Investments in Securities	51,765	–	–		51,765

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	3	–	–	3
Total Other Financial Instruments	3	–	–	3

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^	This category includes securities with a value of $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,296	$5,243	$(5,769)	$—	$—	$770	$17	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

72	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

U.S. Managed Volatility Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 98.3%

Communication Services — 11.3%
Alphabet Inc, Cl A	8,681	$2,496
Alphabet Inc, Cl C	22,099	6,339
AT&T Inc	380,010	11,017
Comcast Corp, Cl A	247,438	7,104
Electronic Arts Inc	8,102	1,652
Fox Corp, Cl A	52,794	3,083
Fox Corp, Cl B	25,209	1,339
GCI Liberty Inc, Cl C *	35,755	1,330
Meta Platforms Inc, Cl A	2,523	1,444
New York Times Co/The, Cl A	25,440	2,130
SK Telecom Co Ltd ADR	22,168	649
T-Mobile US Inc	10,096	2,120
Verizon Communications Inc	233,869	11,740
Versant Media Group Inc *	3,183	118
Walt Disney Co/The	3,367	325
Yelp Inc, Cl A *	71,572	1,771
		54,657
Consumer Discretionary — 7.8%
ADT Inc	104,800	689
Amazon.com Inc, Cl A *	11,366	2,367
AutoZone Inc *	716	2,418
Booking Holdings Inc	1,284	5,406
BorgWarner Inc	23,900	1,297
Canadian Tire Corp Ltd, Cl A	6,200	831
Domino's Pizza Inc	4,018	1,442
eBay Inc	62,902	5,725
Gentex Corp	8,181	179
Grand Canyon Education Inc *	1,762	300
H&R Block Inc	55,425	1,759
Honda Motor Co Ltd ADR	44,680	1,086
La-Z-Boy Inc	15,700	505
Lear Corp	9,400	1,138
Mattel Inc *	60,200	875
Murphy USA Inc	1,500	741
O'Reilly Automotive Inc *	24,976	2,305
Ross Stores Inc	10,697	2,317
Service Corp International/US	15,004	1,238
TJX Cos Inc/The	17,292	2,761
Toyota Motor Corp ADR	2,000	412
Winmark Corp	215	92
Yum! Brands Inc	12,475	1,940
		37,823
Consumer Staples — 13.0%
Albertsons Cos Inc, Cl A	86,042	1,466
Altria Group Inc	130,859	8,635
Archer-Daniels-Midland Co	37,626	2,735
Cal-Maine Foods Inc	2,181	173
Campbell's Company/The	2,485	55
Casey's General Stores Inc	712	518
Central Garden & Pet Co, Cl A *	1,364	44
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Church & Dwight Co Inc	18,219	$1,700
Clorox Co/The	4,189	434
Coca-Cola Co/The	30,270	2,302
Colgate-Palmolive Co	74,319	6,334
Costco Wholesale Corp	2,340	2,332
Fresh Del Monte Produce Inc	5,779	233
General Mills Inc	67,604	2,516
Ingredion Inc	37,361	4,209
J & J Snack Foods Corp	770	61
J M Smucker Co/The	866	84
Keurig Dr Pepper Inc	6,860	181
Kimberly-Clark Corp	11,872	1,145
Kraft Heinz Co/The	98,147	2,207
Kroger Co/The	44,857	3,246
Marzetti Company/The	662	92
Molson Coors Beverage Co, Cl B	38,020	1,637
Monster Beverage Corp *	47,124	3,415
PepsiCo Inc	12,023	1,867
Philip Morris International Inc	33,820	5,592
Post Holdings Inc *	7,975	788
Procter & Gamble Co/The	14,340	2,071
Reynolds Consumer Products Inc	3,032	64
Sysco Corp	17,364	1,239
Tyson Foods Inc, Cl A	6,805	436
Walmart Inc	39,101	4,860
WD-40 Co	854	174
		62,845
Energy — 3.8%
Chevron Corp	27,529	5,696
EOG Resources Inc	8,900	1,287
Exxon Mobil Corp	44,832	7,606
Marathon Petroleum Corp	6,700	1,636
Permian Resources Corp, Cl A	26,285	560
Sunococorp LLC	24,963	1,539
		18,324
Financials — 7.3%
Allstate Corp/The	6,233	1,292
American International Group Inc	11,000	828
Axis Capital Holdings Ltd	20,657	2,095
Bank of New York Mellon Corp/The	15,100	1,791
Canadian Imperial Bank of Commerce	5,500	520
Citigroup Inc	17,700	2,007
Everest Group Ltd	3,100	1,013
Federated Hermes Inc, Cl B	23,600	1,338
Hartford Insurance Group Inc/The	23,910	3,233
JPMorgan Chase & Co	3,677	1,082
Loews Corp	9,093	971
Marsh & McLennan Cos Inc	8,089	1,403
Mastercard Inc, Cl A	9,823	4,908
MGIC Investment Corp	27,900	733
Old Republic International Corp	74,043	2,954
RenaissanceRe Holdings Ltd	2,600	773

SEI Institutional Managed Trust	73

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

U.S. Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
State Street Corp	15,400	$1,949
Travelers Cos Inc/The	1,393	406
Visa Inc, Cl A	15,920	4,812
Western Union Co/The	133,090	1,162
		35,270
Health Care — 19.5%
Abbott Laboratories	14,697	1,509
AbbVie Inc	21,089	4,587
Amgen Inc, Cl A	9,797	3,447
BioMarin Pharmaceutical Inc *	3,080	174
Bristol-Myers Squibb Co	188,397	11,426
Cardinal Health Inc	23,804	5,030
Cencora Inc, Cl A	12,437	3,907
Chemed Corp	5,849	2,209
Cigna Group/The	5,600	1,494
CVS Health Corp	12,500	898
Encompass Health Corp	10,872	1,052
Ensign Group Inc/The	1,369	276
Exelixis Inc *	46,733	2,004
Gilead Sciences Inc	52,298	7,289
HCA Healthcare Inc	3,552	1,681
HealthStream Inc	37,082	768
Incyte Corp *	35,349	3,327
Innoviva Inc *	4,582	107
Jazz Pharmaceuticals PLC *	8,100	1,531
Johnson & Johnson	46,531	11,374
McKesson Corp	5,741	4,968
Medtronic PLC	17,853	1,547
Merck & Co Inc	61,721	7,424
National HealthCare Corp	237	38
Neurocrine Biosciences Inc *	5,981	788
Organon & Co	17,388	104
Pfizer Inc	214,290	6,017
Regeneron Pharmaceuticals Inc	1,649	1,274
Royalty Pharma PLC, Cl A	27,794	1,333
Stryker Corp	8,688	2,855
United Therapeutics Corp *	2,074	1,230
Utah Medical Products Inc	60	4
Veeva Systems Inc, Cl A *	7,609	1,337
Viatris Inc, Cl W	29,924	404
Zoetis Inc, Cl A	8,824	1,043
		94,456
Industrials — 6.9%
A O Smith Corp	1,563	103
ABM Industries Inc	9,100	350
Acuity Inc	734	206
Allison Transmission Holdings Inc	4,300	503
Brink's Co/The	9,800	1,015
Cintas Corp	16,091	2,722
Donaldson Co Inc, Cl A	4,421	375
Ennis Inc	192	4
Expeditors International of Washington Inc	6,704	960
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Fastenal Co, Cl A	45,875	$2,129
General Dynamics Corp	7,232	2,482
Genpact Ltd	35,808	1,334
Illinois Tool Works Inc	6,362	1,656
Korn Ferry	12,700	799
Leidos Holdings Inc	11,456	1,782
Lockheed Martin Corp	7,405	4,475
Maximus Inc	10,400	667
MSC Industrial Direct Co Inc, Cl A	2,754	254
Northrop Grumman Corp	388	265
Otis Worldwide Corp	17,082	1,317
Paychex Inc	21,012	1,936
Rollins Inc	2,323	124
Science Applications International Corp	5,300	503
Snap-on Inc	4,035	1,466
Textron Inc	22,100	1,935
Veralto Corp	4,305	381
Verisk Analytics Inc, Cl A	4,617	876
Watts Water Technologies Inc, Cl A	1,606	466
WW Grainger Inc	2,286	2,494
		33,579
Information Technology — 23.1%
Adobe Inc *	27,949	6,794
Alarm.com Holdings Inc *	32,634	1,409
Amdocs Ltd	59,191	3,863
Apple Inc	28,704	7,285
Applied Materials Inc	1,915	655
Arrow Electronics Inc, Cl A *	20,275	2,908
Autodesk Inc, Cl A *	23,140	5,540
Avnet Inc	42,663	2,629
Box Inc, Cl A *	48,716	1,152
Canon Inc ADR	35,040	974
Cirrus Logic Inc *	11,353	1,642
Cisco Systems Inc	139,653	10,836
Cognizant Technology Solutions Corp, Cl A	105,331	6,462
Commvault Systems Inc *	2,963	231
Dolby Laboratories Inc, Cl A	32,956	1,979
Dropbox Inc, Cl A *	70,830	1,609
F5 Inc, Cl A *	11,825	3,421
Gen Digital Inc	175,169	3,298
GoDaddy Inc, Cl A *	7,650	632
Hewlett Packard Enterprise Co	83,800	1,995
HP Inc	53,390	1,026
InterDigital Inc	561	169
International Business Machines Corp	15,651	3,794
Intuit Inc	6,688	2,892
KLA Corp	1,122	1,652
Lam Research Corp	1,923	411
Microsoft Corp	19,033	7,045
Motorola Solutions Inc	14,533	6,307
NetApp Inc	22,203	2,273
NetScout Systems Inc *	51,945	1,651
Open Text Corp	40,700	904

74	SEI Institutional Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
PC Connection Inc	645	$38
Pegasystems Inc	2,076	88
Progress Software Corp *	19,100	490
PTC Inc *	17,082	2,434
QUALCOMM Inc	5,487	707
Qualys Inc *	2,082	183
Roper Technologies Inc	12,348	4,370
TD SYNNEX Corp	13,000	2,193
TE Connectivity PLC	6,628	1,385
VeriSign Inc	17,046	4,234
Vontier Corp	22,200	787
Zoom Communications Inc, Cl A *	17,753	1,427
		111,774
Materials — 1.7%
AptarGroup Inc	3,476	438
Avery Dennison Corp	3,597	621
CF Industries Holdings Inc	11,190	1,453
Crown Holdings Inc	5,800	581
NewMarket Corp	3,667	2,350
Newmont Corp	13,798	1,494
Sonoco Products Co	24,900	1,347
		8,284
Real Estate — 0.2%
EPR Properties, Cl A ‡	15,100	754
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Utilities — 3.7%
American Electric Power Co Inc	22,149	$2,903
Avista Corp	16,700	670
Duke Energy Corp	11,489	1,504
Evergy Inc	22,989	1,883
Eversource Energy	26,413	1,830
Exelon Corp	36,288	1,779
National Fuel Gas Co	33,289	3,128
OGE Energy Corp	30,121	1,445
Pinnacle West Capital Corp	17,668	1,780
UGI Corp	32,700	1,191
		18,113

Total Common Stock
(Cost $403,880) ($ Thousands)		475,879

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	8,454,851	8,455
Total Cash Equivalent
(Cost $8,455) ($ Thousands)		8,455
Total Investments in Securities — 100.0%
(Cost $412,335) ($ Thousands)		$484,334

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	12	Jun-2026	$3,968	$3,942	$(26)

Percentages are based on Net Assets of $484,558 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities	($)	($)	($)	($)
Common Stock	475,879	–	–	475,879
Cash Equivalent	8,455	–	–	8,455
Total Investments in Securities	484,334	–	–	484,334

	Level 1	Level 2	Level 3	Total
Other Financial Instruments	($)	($)	($)	($)
Futures Contracts*
Unrealized Depreciation	(26)	–	–	(26)
Total Other Financial Instruments	(26)	–	–	(26)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Managed Trust	75

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

U.S. Managed Volatility Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$6,412	$72,709	$(70,666)	$—	$—	$8,455	$107	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

76	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Global Managed Volatility Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 96.4%
Austria — 0.1%
Communication Services — 0.1%
Telekom Austria AG, Cl A	44,848	$471

Financials — 0.0%
UNIQA Insurance Group AG	11,100	194
Total Austria		665

Belgium — 0.1%
Financials — 0.1%
Ageas SA/NV	3,803	279
Groupe Bruxelles Lambert SA	422	38
		317
Industrials — 0.0%
Ackermans & van Haaren NV	494	152

Information Technology — 0.0%
EVS Broadcast Equipment	1,563	60
Total Belgium		529

Brazil — 0.1%

Materials — 0.1%
Yara International ASA	11,641	676

Canada — 2.2%
Consumer Discretionary — 0.3%
Canadian Tire Corp Ltd, Cl A	4,444	596
Dollarama Inc	10,011	1,224
		1,820
Consumer Staples — 0.7%
Empire Co Ltd, Cl Common Subs. Receipt	44,621	1,593
George Weston Ltd	25,196	1,775
Loblaw Cos Ltd	31,816	1,446
		4,814
Energy — 0.5%
Suncor Energy Inc	51,300	3,382

Financials — 0.6%
Bank of Nova Scotia/The, Cl C	60,700	4,196
National Bank of Canada	1,400	181
		4,377
Information Technology — 0.0%
CGI Inc, Cl A	5,578	406

Materials — 0.0%
CCL Industries Inc, Cl B	3,283	205

Utilities — 0.1%
Canadian Utilities Ltd, Cl A	11,902	417
Total Canada		15,421
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
China — 0.2%
Financials — 0.2%
BOC Hong Kong Holdings Ltd	286,766	$1,582

Denmark — 0.2%
Consumer Staples — 0.1%
Scandinavian Tobacco Group A/S	40,815	429
Schouw & Co A/S	1,793	184
		613
Financials — 0.0%
Tryg A/S	8,802	209

Industrials — 0.1%
ISS A/S	21,473	780
Total Denmark		1,602

Finland — 0.1%
Consumer Staples — 0.0%
HKFoods, Cl A	19,206	39

Health Care — 0.1%
Orion Oyj, Cl B	7,195	580

Industrials — 0.0%
Luotea	10,459	30
Raute, Cl A	3,007	51
		81
Information Technology — 0.0%
Nokia Oyj	22,983	184
Total Finland		884

France — 2.1%
Communication Services — 0.7%
Orange SA	229,460	4,690

Consumer Discretionary — 0.1%
FDJ UNITED	16,871	495

Consumer Staples — 0.2%
Danone SA	20,725	1,651

Energy — 1.0%
TotalEnergies SE	77,113	7,055

Financials — 0.0%
ABC arbitrage	28,588	174

Health Care — 0.1%
Sanofi SA	3,100	298

Industrials — 0.0%
Bureau Veritas SA	4,622	138

SEI Institutional Managed Trust	77

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Global Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Societe Marseillaise du Tunnel
Prado-Carenage	1,285	$42
		180
Information Technology — 0.0%
74Software SA *	2,947	103
Total France		14,646

Germany — 0.2%
Communication Services — 0.2%
Scout24 SE	15,362	1,182

Industrials — 0.0%
DMG Mori	905	50
Pfeiffer Vacuum Technology AG	1,518	288
		338
Total Germany		1,520

Hong Kong — 2.9%
Communication Services — 1.0%
HKT Trust & HKT Ltd	3,375,631	5,276
Hutchison Telecommunications Hong Kong Holdings Ltd	833,013	125
PCCW Ltd	2,393,000	1,776
		7,177
Consumer Discretionary — 0.0%
Miramar Hotel & Investment	49,000	66

Consumer Staples — 0.2%
WH Group Ltd	1,082,991	1,424

Financials — 0.0%
Dah Sing Banking Group Ltd	39,343	61

Industrials — 0.4%
CK Hutchison Holdings Ltd	363,180	2,788
Swire Pacific Ltd, Cl A	25,935	284
		3,072
Information Technology — 0.1%
VTech Holdings Ltd	62,369	472

Utilities — 1.2%
CK Infrastructure Holdings Ltd	5,800	46
CLP Holdings Ltd, Cl B	453,536	4,271
HK Electric Investments & HK Electric
Investments Ltd	1,201,000	992
Power Assets Holdings Ltd	360,135	2,810
		8,119
Total Hong Kong		20,391
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Israel — 1.5%
Communication Services — 0.3%
Bezeq The Israeli Telecommunication
Corp Ltd	908,399	$2,164

Consumer Staples — 0.1%
Rami Levy Chain Stores Hashikma
Marketing 2006 Ltd	2,532	303
Shufersal Ltd	7,884	115
Tiv Taam Holdings 1	42,577	175
		593
Energy — 0.0%
Delek Group	189	63
Paz Oil Co Ltd	421	104
		167
Financials — 0.0%
Isracard Ltd	5	–

Information Technology — 1.0%
Check Point Software Technologies Ltd *	38,333	5,476
Nice Ltd *	1,087	119
Radware Ltd *	44,752	1,178
		6,773
Real Estate — 0.1%
Strauss Group Ltd ‡	15,702	687
Total Israel		10,384

Italy — 1.4%
Energy — 0.6%
Eni SpA	156,399	4,433

Health Care — 0.1%
Recordati Industria Chimica e Farmaceutica SpA	17,250	985

Utilities — 0.7%
Enel SpA	308,939	3,367
Terna - Rete Elettrica Nazionale	115,286	1,314
		4,681
Total Italy		10,099

Japan — 10.1%
Communication Services — 1.0%
KDDI Corp	3,380	58
NTT Inc	3,615,050	3,608
Okinawa Cellular Telephone Co	23,100	504
SoftBank Corp	1,803,951	2,408
Wowow Inc	19,124	151
Zenrin Co Ltd	24,000	151
		6,880

78	SEI Institutional Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 0.8%
Asahi Co Ltd	24,100	$203
Asante Inc	10,700	104
Autobacs Seven Co Ltd	9,100	90
Bridgestone Corp	218,810	4,549
Gakkyusha Co Ltd	3,600	53
I K K Holdings	11,000	56
McDonald's Holdings Co Japan Ltd	9,004	469
Nagase Brothers	8,200	123
Step Co Ltd	9,200	141
		5,788
Consumer Staples — 2.6%
Albis Co Ltd	1,600	26
Arcs Co Ltd	53,500	1,275
Axyz	300	7
Cawachi Ltd	23,500	445
Earth Corp	10,600	318
Eco's	1,800	29
Ezaki Glico Co Ltd	7,300	271
Fujicco Co Ltd	18,100	180
Heiwado Co Ltd	61,800	1,155
Hokuto Corp	49,800	598
House Foods Group Inc	48,300	926
Imuraya Group	1,500	23
Itoham Yonekyu Holdings Inc	3,500	127
Japan Tobacco Inc	64,726	2,477
J-Oil Mills	14,100	180
Kato Sangyo Co Ltd	22,100	937
Kewpie Corp	1,700	43
Lion Corp	44,800	469
Marudai Food Co Ltd	2,000	29
Megmilk Snow Brand Co Ltd	21,600	440
MEIJI Holdings Co Ltd	83,851	2,040
Mitsui DM Sugar Holdings Co Ltd	4,500	97
Miyoshi Oil & Fat Co Ltd	10,100	143
Morinaga & Co Ltd/Japan	12,500	213
NH Foods Ltd	1,800	80
Nippn Corp	98,934	1,688
Nisshin Seifun Group Inc	45,300	599
Noevir Holdings	1,700	48
OUG Holdings Inc	2,236	58
Riken Vitamin	5,700	104
Sakata Seed Corp	11,100	302
San-A Co Ltd, Cl A	60,900	1,175
Showa Sangyo Co Ltd	23,700	488
ST Corp	5,400	50
Sundrug Co Ltd	19,600	482
Unicafe Inc	6,400	43
Valor Holdings Co Ltd	14,200	330
Yamaya Corp	1,300	18
		17,913
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Energy — 0.1%
Idemitsu Kosan Co Ltd	47,060	$461
Itochu Enex Co Ltd	3,900	49
Japan Oil Transportation Co Ltd	2,100	66
San-Ai Obbli	10,400	160
		736
Financials — 0.1%
Japan Post Holdings Co Ltd	41,845	482
Tomato Bank	4,000	39
Tottori Bank	2,400	25
		546
Health Care — 2.2%
Astellas Pharma Inc	406,012	6,603
Create Medic Co Ltd	5,677	41
Daiken Medical	6,500	18
Japan Lifeline	8,200	72
Kaken Pharmaceutical Co Ltd	11,300	296
Kyorin Pharmaceutical	105,600	1,105
Kyowa Kirin Co Ltd	23,400	382
Shionogi & Co Ltd	138,430	3,055
Software Service	600	44
Takeda Pharmaceutical Co Ltd	95,000	3,490
ZERIA Pharmaceutical	12,200	170
		15,276
Industrials — 1.0%
Aichi Electric Co Ltd	500	23
ANA Holdings Inc	29,423	526
Canox	800	10
Central Japan Railway Co	14,503	376
Hazama Ando Corp	11,400	142
Inaba Seisakusho	4,400	48
Mabuchi Motor Co Ltd	64,600	649
Marufuji Sheet Piling	6,000	39
Meitec	10,700	221
Musashi Co Ltd	2,400	42
Nakabayashi	7,500	28
Nakamoto Packs	7,200	82
Nikko Co Ltd/Hyogo	12,400	62
Nitto Kogyo	3,300	89
Nittoc Construction Co Ltd	7,000	55
Oiles Corp	22,700	347
Oriental Shiraishi	14,700	35
Sakai Moving Service	2,700	47
Secom Co Ltd	74,029	2,813
Studio Alice Co Ltd	3,500	43
Taisei Oncho	900	29
Takamatsu Construction Group Co Ltd	4,900	112
TOKAI Holdings Corp	51,800	380
Tokyu Construction Co Ltd	56,000	503
Yokogawa Bridge Holdings	3,100	58
		6,759

SEI Institutional Managed Trust	79

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Global Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Information Technology — 1.7%
Amano Corp	11,300	$271
Anritsu Corp	17,700	321
Arisawa Manufacturing	10,800	158
Asahi Net	5,600	23
Brother Industries Ltd	35,849	662
Canon Inc	193,012	5,343
Canon Marketing Japan Inc	18,000	395
Eizo Corp	11,200	146
Elecom	4,400	45
FTGroup Co Ltd	6,500	52
Miroku Jyoho Service Co Ltd	2,100	23
Nihon Denkei Co Ltd	2,000	31
Nippon Ceramic	6,400	139
Nippon Signal Co Ltd	5,800	59
Obic Co Ltd	65,692	1,590
Oracle Corp Japan	5,189	282
Otsuka Corp	27,712	529
Seiko Epson Corp	48,766	601
SRA Holdings	5,000	147
Sun-Wa Technos	1,400	28
Systena	16,100	43
Trend Micro Inc/Japan	41,372	1,376
		12,264
Materials — 0.6%
Achilles Corp	2,500	21
Aica Kogyo Co Ltd	30,200	691
Harima Chemicals Group	9,200	54
JSP Corp	21,600	316
Kaneka Corp	5,500	168
Kuriyama Holdings	4,200	50
Mitsubishi Chemical Group Corp, Cl B	119,685	698
Nippon Kayaku Co Ltd	41,600	467
Nippon Light Metal Holdings Co Ltd	3,000	54
Nippon Shokubai	59,100	853
Sanyo Chemical Industries	17,000	544
Toyobo	4,200	35
		3,951
Utilities — 0.0%
Osaka Gas Co Ltd	3,028	122
Total Japan		70,235

Netherlands — 2.6%
Communication Services — 0.7%
Koninklijke KPN NV	857,818	4,766

Consumer Staples — 1.9%
Acomo	22,203	684
Koninklijke Ahold Delhaize NV	273,569	12,700
		13,384
Total Netherlands		18,150
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Norway — 1.5%
Communication Services — 0.9%
Telenor ASA	369,020	$6,472

Consumer Staples — 0.5%
Orkla ASA	269,336	3,369

Energy — 0.0%
Moreld ASA	64,027	115

Financials — 0.0%
SpareBank 1 SMN	13,153	280

Industrials — 0.1%
Veidekke ASA	19,659	382

Information Technology — 0.0%
Appear *	5,990	37
Total Norway		10,655

Portugal — 0.0%
Communication Services — 0.0%
NOS SGPS SA	32,461	205

Singapore — 0.9%
Consumer Staples — 0.4%
QAF Ltd	53,100	41
Sheng Siong Group Ltd	1,348,674	2,957
		2,998
Financials — 0.2%
Oversea-Chinese Banking Corp Ltd	61,454	1,049
Singapore Exchange Ltd	18,788	286
		1,335
Industrials — 0.3%
SBS Transit	74,300	226
Singapore Airlines Ltd	277,772	1,427
Vicom	29,900	41
		1,694
Total Singapore		6,027

Spain — 2.0%
Consumer Staples — 0.0%
Ebro Foods SA	9,388	205

Health Care — 0.0%
Faes Farma SA	12,596	68

Industrials — 0.6%
Aena SME SA	25,664	757
Construcciones y Auxiliar de Ferrocarriles	3,776	256
Logista Integral SA	73,215	2,731
		3,744

80	SEI Institutional Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Utilities — 1.4%
Endesa SA	165,904	$6,897
Iberdrola SA	44,622	1,018
Naturgy Energy Group SA	45,952	1,375
Redeia Corp SA	43,732	739
		10,029
Total Spain		14,046

Sweden — 1.3%
Communication Services — 0.7%
Telia Co AB	926,012	4,715

Consumer Staples — 0.0%
Scandi Standard	12,119	189

Information Technology — 0.6%
Telefonaktiebolaget LM Ericsson, Cl B	383,780	4,348
Total Sweden		9,252

Switzerland — 4.8%
Communication Services — 0.6%
Swisscom AG	4,714	3,936

Consumer Staples — 0.0%
Bell Food Group AG	423	108

Health Care — 3.3%
Ascom Holding	11,867	78
Galenica AG	6,042	684
Novartis AG	85,404	13,045
Roche Holding AG	23,190	9,238
		23,045
Industrials — 0.9%
ABB Ltd	39,705	3,212
Burkhalter Holding	739	148
Schindler Holding AG	7,605	2,464
SGS SA	3,240	340
		6,164
Real Estate — 0.0%
Plazza AG	133	75
Total Switzerland		33,328

United Kingdom — 4.3%
Communication Services — 0.5%
Autotrader Group PLC	173,548	1,082
Rightmove PLC	61,626	351
Vodafone Group PLC	1,400,620	2,105
		3,538
Consumer Discretionary — 0.1%
Pearson PLC	42,723	561
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 0.6%
Tesco PLC	488,927	$3,062
Unilever PLC	23,953	1,310
		4,372
Energy — 1.1%
Shell PLC	171,023	7,892

Health Care — 1.2%
GSK PLC	286,710	7,868
Haleon PLC	48,181	238
		8,106
Industrials — 0.0%
Clarkson	2,648	162

Information Technology — 0.6%
Sage Group PLC/The	350,732	3,915

Materials — 0.0%
Johnson Matthey PLC	6,945	175

Utilities — 0.2%
Centrica PLC	452,591	1,277
Drax Group PLC	14,439	170
		1,447
Total United Kingdom		30,168

United States — 57.8%
Communication Services — 6.2%
Alphabet Inc, Cl A	21,731	6,249
Alphabet Inc, Cl C	7,190	2,063
AT&T Inc	399,971	11,595
Comcast Corp, Cl A	37,920	1,089
Electronic Arts Inc	21,133	4,308
Fox Corp, Cl A	45,330	2,647
Fox Corp, Cl B	32,353	1,718
New York Times Co/The, Cl A	60,573	5,072
Verizon Communications Inc	173,782	8,724
		43,465
Consumer Discretionary — 3.4%
Amazon.com Inc, Cl A *	5,769	1,201
Booking Holdings Inc	1,490	6,273
Domino's Pizza Inc	5,994	2,151
eBay Inc	20,006	1,821
McDonald's Corp	1,456	453
O'Reilly Automotive Inc *	1,820	168
Service Corp International/US	20,340	1,678
TJX Cos Inc/The	61,433	9,811
Yum! Brands Inc	3,211	499
		24,055
Consumer Staples — 8.4%
Altria Group Inc	162,070	10,695

SEI Institutional Managed Trust	81

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Global Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Church & Dwight Co Inc	35,083	$3,274
Coca-Cola Co/The	55,800	4,244
Colgate-Palmolive Co	126,002	10,739
Costco Wholesale Corp	4,081	4,066
Ingredion Inc	30,422	3,427
Kimberly-Clark Corp	72,626	7,006
Kroger Co/The	9,824	711
Monster Beverage Corp *	12,557	910
PepsiCo Inc	23,336	3,624
Philip Morris International Inc	4,624	764
Procter & Gamble Co/The	26,757	3,865
Sysco Corp	1,649	118
Walmart Inc	44,642	5,548
		58,991
Energy — 1.1%
Chevron Corp	16,476	3,409
Exxon Mobil Corp	20,634	3,501
Marathon Petroleum Corp	1,705	416
Phillips 66	1,314	239
Valero Energy Corp	1,160	287
		7,852
Financials — 3.9%
Allstate Corp/The	1,302	270
Berkshire Hathaway Inc, Cl B *	2,467	1,182
Cboe Global Markets Inc	17,244	4,847
Chubb Ltd	2,724	888
CME Group Inc, Cl A	5,044	1,490
Jack Henry & Associates Inc	13,860	2,190
Marsh & McLennan Cos Inc	10,737	1,862
Mastercard Inc, Cl A	13,879	6,935
Visa Inc, Cl A	23,548	7,117
W R Berkley Corp	2,199	146
		26,927
Health Care — 11.8%
Abbott Laboratories	38,352	3,938
AbbVie Inc	27,436	5,967
Boston Scientific Corp *	8,703	546
Bristol-Myers Squibb Co	18,862	1,144
Cardinal Health Inc	30,258	6,394
Cencora Inc, Cl A	18,792	5,903
Chemed Corp	7,113	2,687
Encompass Health Corp	33,264	3,218
Ensign Group Inc/The	3,800	766
Gilead Sciences Inc	70,205	9,784
HCA Healthcare Inc	4,066	1,924
Incyte Corp *	2,983	281
Johnson & Johnson	64,322	15,723
McKesson Corp	14,086	12,189
Medtronic PLC	35,251	3,054
Pfizer Inc	21,902	615
Quest Diagnostics Inc	10,397	2,038
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Stryker Corp	9,963	$3,274
United Therapeutics Corp *	918	544
Veeva Systems Inc, Cl A *	14,613	2,567
		82,556
Industrials — 4.2%
Acuity Inc	840	235
AMETEK Inc	19,381	4,155
Automatic Data Processing Inc	2,074	421
Cintas Corp	16,078	2,719
Donaldson Co Inc, Cl A	10,639	903
Expeditors International of Washington Inc	16,715	2,394
General Dynamics Corp	10,899	3,741
Graco Inc	30,319	2,567
Lockheed Martin Corp	4,581	2,769
Northrop Grumman Corp	327	223
Republic Services Inc	9,708	2,126
Rollins Inc	1,927	103
Veralto Corp	30,065	2,658
Verisk Analytics Inc, Cl A	21,158	4,015
		29,029
Information Technology — 15.9%
Adobe Inc *	24,514	5,959
Amdocs Ltd	29,986	1,957
Analog Devices Inc	6,923	2,202
Apple Inc	44,740	11,355
Applied Materials Inc	9,522	3,254
Autodesk Inc, Cl A *	23,429	5,609
Box Inc, Cl A *	97,865	2,314
Cirrus Logic Inc *	10,198	1,475
Cisco Systems Inc	176,642	13,706
Cognizant Technology Solutions Corp, Cl A	87,994	5,398
Commvault Systems Inc *	6,414	500
Dolby Laboratories Inc, Cl A	57,730	3,467
Dropbox Inc, Cl A *	49,128	1,116
F5 Inc, Cl A *	15,694	4,541
Gen Digital Inc	113,305	2,134
GoDaddy Inc, Cl A *	1,060	88
Ituran Location and Control	10,511	515
Keysight Technologies Inc *	901	254
KLA Corp	1,948	2,868
Microsoft Corp	22,131	8,192
Motorola Solutions Inc	24,055	10,439
NetApp Inc	5,138	526
NVIDIA Corp	25,523	4,451
QUALCOMM Inc	17,840	2,297
Roper Technologies Inc	10,664	3,774
Skyworks Solutions Inc	18,640	998
TE Connectivity PLC	21,389	4,471
Texas Instruments Inc	848	165
VeriSign Inc	18,762	4,660
Zoom Communications Inc, Cl A *	29,359	2,360
		111,045

82	SEI Institutional Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)

Materials — 1.0%
AptarGroup Inc	10,030	$1,264
Ecolab Inc	5,255	1,398
Linde PLC	5,653	2,802
Newmont Corp	12,664	1,371
		6,835
Utilities — 1.9%
Ameren Corp	3,114	342
American Electric Power Co Inc	17,762	2,328
Consolidated Edison Inc	24,381	2,759
Dominion Energy Inc	6,173	382
DTE Energy Co	2,056	301
Duke Energy Corp	35,852	4,695
Entergy Corp	600	67
Evergy Inc	4,628	379
FirstEnergy Corp	9,047	458
OGE Energy Corp	12,196	585
PPL Corp	808	31
Southern Co/The	6,973	673
		13,000
Total United States		403,755

Total Common Stock
(Cost $562,246) ($ Thousands)		674,220

PREFERRED STOCK — 0.8%
Germany — 0.8%
Consumer Staples — 0.8%
Henkel AG & Co KGaA(A)	68,706	5,291

Total Preferred Stock
(Cost $5,477) ($ Thousands)		5,291

FOREIGN COMMON STOCK — 0.1%
Japan — 0.1%
Information Technology — 0.1%
Yokogawa Electric Corp	20,946	645

Total Foreign Common Stock
(Cost $838) ($ Thousands)		645
		Market Value
Description	Shares	($ Thousands)
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	8,394,817	$8,395
Total Cash Equivalent
(Cost $8,395) ($ Thousands)		8,395
Total Investments in Securities — 98.5%
(Cost $576,956) ($ Thousands)		$688,551

SEI Institutional Managed Trust	83

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Global Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	8	Jun-2026	$508	$506	$1
FTSE 100 Index	3	Jun-2026	401	403	5
Hang Seng Index	1	Apr-2026	161	158	(3)
S&P 500 Index E-Mini	7	Jun-2026	2,304	2,300	(4)
SPI 200 Index	3	Jun-2026	445	436	1
TOPIX Index	1	Jun-2026	227	221	(6)
			$4,046	$4,024	$(6)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2026, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	04/27/26	DKK	5,790	USD	899	$5
BNP Paribas	04/27/26	HKD	83,213	USD	10,647	17
Brown Brothers Harriman	04/27/26	USD	3	DKK	21	–
Brown Brothers Harriman	04/27/26	USD	4	DKK	23	–
Brown Brothers Harriman	04/27/26	USD	12	SEK	111	–
Brown Brothers Harriman	04/27/26	USD	3	SEK	27	–
Brown Brothers Harriman	04/27/26	USD	13	SGD	17	–
Brown Brothers Harriman	04/27/26	USD	10	SGD	13	–
Brown Brothers Harriman	04/27/26	USD	11	NOK	109	–
Brown Brothers Harriman	04/27/26	USD	20	NOK	194	–
Brown Brothers Harriman	04/27/26	USD	37	CAD	51	–
Brown Brothers Harriman	04/27/26	USD	54	CHF	43	–
Brown Brothers Harriman	04/27/26	SGD	58	USD	45	–
Brown Brothers Harriman	04/27/26	SGD	3	USD	2	–
Brown Brothers Harriman	04/27/26	USD	28	GBP	21	–
Brown Brothers Harriman	04/27/26	USD	38	GBP	29	–
Brown Brothers Harriman	04/27/26	DKK	68	USD	11	–
Brown Brothers Harriman	04/27/26	USD	127	HKD	995	–
Brown Brothers Harriman	04/27/26	CAD	150	USD	109	1
Brown Brothers Harriman	04/27/26	CAD	35	USD	25	–
Brown Brothers Harriman	04/27/26	GBP	188	USD	251	3
Brown Brothers Harriman	04/27/26	CHF	221	USD	279	4
Brown Brothers Harriman	04/27/26	CHF	38	USD	47	–
Brown Brothers Harriman	04/27/26	USD	282	EUR	245	–
Brown Brothers Harriman	04/27/26	NOK	288	USD	30	–
Brown Brothers Harriman	04/27/26	EUR	380	USD	440	1
Brown Brothers Harriman	04/27/26	USD	443	JPY	70,625	2
Brown Brothers Harriman	04/27/26	HKD	480	USD	61	–
Brown Brothers Harriman	04/27/26	HKD	370	USD	47	–
Brown Brothers Harriman	04/27/26	SEK	759	USD	81	1
Brown Brothers Harriman	04/27/26	SEK	197	USD	21	–
Brown Brothers Harriman	04/27/26	JPY	4,084	USD	26	–
Brown Brothers Harriman	04/27/26	JPY	69,920	USD	439	(1)
Brown Brothers Harriman	04/28/26	USD	8	AUD	11	–

84	SEI Institutional Managed Trust

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	04/28/26	AUD	62	USD	43	$1
Standard Chartered	04/27/26	SGD	4,412	USD	3,455	28
Standard Chartered	04/27/26	JPY	5,698,230	USD	35,993	82
Westpac Banking	04/27/26	CAD	9,206	USD	6,704	100
Westpac Banking	04/27/26	GBP	11,624	USD	15,583	257
Westpac Banking	04/27/26	CHF	14,427	USD	18,387	376
Westpac Banking	04/27/26	EUR	31,472	USD	36,531	225
Westpac Banking	04/27/26	SEK	41,795	USD	4,485	91
Westpac Banking	04/27/26	NOK	60,583	USD	6,246	26
Westpac Banking	04/28/26	AUD	2,563	USD	1,786	32
						$1,251

Percentages are based on Net Assets of $699,088 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	No interest rate available.

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities	($)	($)	($)	($)
Common Stock	674,220	–	–	674,220
Preferred Stock	5,291	–	–	5,291
Foreign Common Stock	645	–	–	645
Cash Equivalent	8,395	–	–	8,395
Total Investments in Securities	688,551	–	–	688,551

	Level 1	Level 2	Level 3	Total
Other Financial Instruments	($)	($)	($)	($)
Futures Contracts*
Unrealized Appreciation	7	–	–	7
Unrealized Depreciation	(13)	–	–	(13)
Forward Contracts*
Unrealized Appreciation	–	1,252	–	1,252
Unrealized Depreciation	–	(1)	–	(1)
Total Other Financial Instruments	(6)	1,251	–	1,245

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$8,318	$67,670	$(67,593)	$—	$—	$8,395	$140	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	85

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Tax-Managed Managed Volatility Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 98.9%

Communication Services — 11.7%
Alphabet Inc, Cl A	12,676	$3,645
Alphabet Inc, Cl C	22,672	6,504
AT&T Inc	441,762	12,807
Cargurus Inc, Cl A *	51,712	1,761
Comcast Corp, Cl A	193,102	5,544
Electronic Arts Inc	14,334	2,922
Fox Corp, Cl A	73,301	4,281
Madison Square Garden Sports Corp *	3,727	1,198
Meta Platforms Inc, Cl A	3,378	1,933
New York Times Co/The, Cl A	80,194	6,714
T-Mobile US Inc	20,089	4,219
Verizon Communications Inc	227,193	11,405
Versant Media Group Inc *	20	1
Yelp Inc, Cl A *	142,158	3,517
		66,451
Consumer Discretionary — 6.5%
ADT Inc	436,023	2,865
Amazon.com Inc, Cl A *	2,914	607
Autoliv Inc	4,309	453
AutoZone Inc *	2,042	6,898
Booking Holdings Inc	685	2,884
Darden Restaurants Inc	6,293	1,234
eBay Inc	34,245	3,117
Garmin Ltd	5,691	1,320
Grand Canyon Education Inc *	7,306	1,242
Honda Motor Co Ltd ADR	82,478	2,005
Mattel Inc *	86,875	1,262
McDonald's Corp	12,360	3,841
Murphy USA Inc	1,624	802
Texas Roadhouse Inc, Cl A	14,121	2,332
TJX Cos Inc/The	27,048	4,320
Toyota Motor Corp ADR	8,718	1,797
		36,979
Consumer Staples — 14.2%
Albertsons Cos Inc, Cl A	162,656	2,772
Altria Group Inc	136,317	8,995
Archer-Daniels-Midland Co	5,547	403
Bunge Global SA	1,370	174
Campbell's Company/The	27,025	602
Central Garden & Pet Co, Cl A *	43,786	1,419
Church & Dwight Co Inc	65,117	6,077
Clorox Co/The	10,758	1,115
Coca-Cola Co/The	58,844	4,475
Coca-Cola Europacific Partners PLC	16,584	1,504
Colgate-Palmolive Co	33,005	2,813
Conagra Brands Inc	78,806	1,239
Costco Wholesale Corp	8,699	8,668
General Mills Inc	2,059	77
Hershey Co/The	22,225	4,620
Ingredion Inc	27,302	3,076
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Kimberly-Clark Corp	2,775	$268
Kroger Co/The	92,437	6,689
McCormick & Co Inc/MD	59,111	2,981
Metro Inc/CN, Cl A	14,803	1,009
Molson Coors Beverage Co, Cl B	12,021	518
PepsiCo Inc	42,885	6,660
Philip Morris International Inc	14,366	2,375
Procter & Gamble Co/The	7,195	1,039
Tyson Foods Inc, Cl A	16,292	1,044
Walmart Inc	82,152	10,210
		80,822
Energy — 2.1%
Chevron Corp	178	37
DT Midstream Inc	1,200	162
EOG Resources Inc	8,159	1,179
Exxon Mobil Corp	26,634	4,519
Marathon Petroleum Corp	4,801	1,172
Shell PLC ADR	15,825	1,472
TotalEnergies	12,457	1,133
Williams Cos Inc/The	26,782	1,949
		11,623
Financials — 9.2%
Aflac Inc	42,453	4,658
Allstate Corp/The	25,175	5,220
American Financial Group Inc/OH	17,700	2,261
Bank of New York Mellon Corp/The	26,453	3,138
Berkshire Hathaway Inc, Cl B *	7,600	3,642
Cboe Global Markets Inc	17,394	4,889
Chubb Ltd	8,317	2,711
Citigroup Inc	30,106	3,414
Cullen/Frost Bankers Inc	10,482	1,437
Everest Group Ltd	6,960	2,275
Jack Henry & Associates Inc	10,939	1,729
National Bank of Canada	17,073	2,202
Progressive Corp/The	19,423	3,850
RenaissanceRe Holdings Ltd	12,315	3,660
State Street Corp	2,618	331
Travelers Cos Inc/The	12,700	3,704
Unum Group	10,310	753
Visa Inc, Cl A	828	250
Western Union Co/The	261,000	2,279
		52,403
Health Care — 16.6%
Abbott Laboratories	2,500	257
AbbVie Inc	38,800	8,439
Amgen Inc, Cl A	14,800	5,207
AstraZeneca PLC	13,842	2,730
Bristol-Myers Squibb Co	70,523	4,277
Cardinal Health Inc	34,189	7,224
Cencora Inc, Cl A	14,860	4,668
Chemed Corp	350	132

86	SEI Institutional Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
CVS Health Corp	20,785	$1,493
Elevance Health Inc	9,708	2,842
Eli Lilly & Co	1,387	1,276
Exelixis Inc *	75,792	3,251
Gilead Sciences Inc	53,921	7,515
HealthStream Inc	35,190	729
Incyte Corp *	55,952	5,266
Jazz Pharmaceuticals PLC *	2,594	490
Johnson & Johnson	53,539	13,087
McKesson Corp	8,957	7,751
Merck & Co Inc	70,893	8,528
Neurocrine Biosciences Inc *	15,642	2,061
Pfizer Inc	64,285	1,805
Regeneron Pharmaceuticals Inc	721	557
United Therapeutics Corp *	5,491	3,256
Veeva Systems Inc, Cl A *	9,000	1,581
Zoetis Inc, Cl A	777	92
		94,514
Industrials — 9.2%
Allison Transmission Holdings Inc	27,143	3,177
Automatic Data Processing Inc	11,453	2,327
Brink's Co/The	11,099	1,150
Carrier Global Corp	33,119	1,865
CH Robinson Worldwide Inc	11,922	1,980
Cintas Corp	3,709	627
CSG Systems International Inc	1,812	145
Cummins Inc	7,245	3,898
Donaldson Co Inc, Cl A	33,835	2,871
General Dynamics Corp	9,200	3,158
Korn Ferry	21,725	1,367
L3Harris Technologies Inc	10,890	3,759
Landstar System Inc	11,414	1,830
Lockheed Martin Corp	5,885	3,557
Northrop Grumman Corp	12,612	8,604
Republic Services Inc	12,712	2,784
Rollins Inc	1,738	93
RTX Corp	11,211	2,163
Science Applications International Corp	5,000	475
Waste Management Inc	29,330	6,740
		52,570
Information Technology — 22.6%
Adobe Inc *	41,438	10,073
Alarm.com Holdings Inc *	90,171	3,894
Amdocs Ltd	71,939	4,695
Apple Inc	44,166	11,209
Arrow Electronics Inc, Cl A *	8,631	1,238
Autodesk Inc, Cl A *	18,885	4,521
Avnet Inc	47,159	2,906
Blackbaud Inc, Cl A *	6,641	256
Cisco Systems Inc	181,062	14,049
Cognizant Technology Solutions Corp, Cl A	106,079	6,508
Commvault Systems Inc *	4,826	376
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Dolby Laboratories Inc, Cl A	44,318	$2,662
Dropbox Inc, Cl A *	111,092	2,524
F5 Inc, Cl A *	17,272	4,997
Gen Digital Inc	76,047	1,432
Hewlett Packard Enterprise Co	109,513	2,607
HP Inc	29,088	559
InterDigital Inc	3,915	1,182
International Business Machines Corp	24,836	6,020
Intuit Inc	3,307	1,430
Microsoft Corp	26,520	9,817
Motorola Solutions Inc	22,133	9,605
NetApp Inc	47,616	4,875
NetScout Systems Inc *	3,495	111
Open Text Corp	120,640	2,683
Oracle Corp, Cl B	223	33
Progress Software Corp *	29,380	754
PTC Inc *	14,510	2,068
QUALCOMM Inc	3,598	463
Roper Technologies Inc	3,836	1,357
Synopsys Inc *	6,180	2,450
TD SYNNEX Corp	37,444	6,317
VeriSign Inc	13,737	3,412
Zoom Communications Inc, Cl A *	18,945	1,523
		128,606
Materials — 1.5%
AptarGroup Inc	6,262	789
Avery Dennison Corp	23,700	4,092
Royal Gold Inc, Cl A	4,841	1,232
Sealed Air Corp	11,318	476
Silgan Holdings Inc	37,000	1,436
Sonoco Products Co	9,504	514
		8,539
Real Estate — 0.3%
Equity LifeStyle Properties Inc ‡	29,390	1,834

Utilities — 5.0%
Ameren Corp	21,800	2,396
American Electric Power Co Inc	23,100	3,028
DTE Energy Co	25,361	3,708
Duke Energy Corp	26,375	3,454
Entergy Corp	34,800	3,910
National Fuel Gas Co	14,881	1,398
NextEra Energy Inc	11,878	1,103
Portland General Electric Co	39,600	2,090
Public Service Enterprise Group Inc	27,400	2,218
Southern Co/The	19,305	1,864
WEC Energy Group Inc	29,250	3,386
		28,555
Total Common Stock
(Cost $300,684) ($ Thousands)		562,896

SEI Institutional Managed Trust	87

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Tax-Managed Managed Volatility Fund (Concluded)

		Market Value
Description	Shares	($ Thousands)
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	7,581,055	$7,581
Total Cash Equivalent
(Cost $7,581) ($ Thousands)		7,581
Total Investments in Securities — 100.2%
(Cost $308,265) ($ Thousands)		$570,477

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	7	Jun-2026	$2,336	$2,299	$(37)

Percentages are based on a Net Assets of $569,588 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities	($)	($)	($)	($)
Common Stock	562,896	–	–	562,896
Cash Equivalent	7,581	–	–	7,581
Total Investments in Securities	570,477	–	–	570,477

	Level 1	Level 2	Level 3	Total
Other Financial Instruments	($)	($)	($)	($)
Futures Contracts*
Unrealized Depreciation	(37)	–	–	(37)
Total Other Financial Instruments	(37)	–	–	(37)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$16,312	$117,605	$(126,336)	$—	$—	$7,581	$195	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

88	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Tax-Managed International Managed Volatility Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 96.0%
Australia — 2.8%
Communication Services — 0.2%
Telstra Group Ltd, Cl B	120,998	$443

Consumer Discretionary — 0.3%
Harvey Norman Holdings Ltd	97,360	332
JB Hi-Fi Ltd	2,079	105
Wesfarmers Ltd	4,800	243
		680
Consumer Staples — 0.3%
a2 Milk Co Ltd/The	16,758	111
Coles Group Ltd	26,056	392
Metcash Ltd, Cl A	80,257	164
		667
Financials — 0.4%
Bendigo & Adelaide Bank Ltd	54,017	369
QBE Insurance Group Ltd	35,446	519
		888
Health Care — 0.0%
Regis Healthcare Ltd	22,758	97

Industrials — 1.0%
Aurizon Holdings Ltd	226,706	621
Brambles Ltd	77,252	1,204
Computershare Ltd	9,023	177
Qantas Airways Ltd	15,277	89
Ventia Services Group Pty Ltd	59,870	216
		2,307
Information Technology — 0.0%

Xero Ltd *	2,436	128

Materials — 0.3%
Capral Ltd	12,280	100
Northern Star Resources Ltd	3,036	44
Orica Ltd	12,242	171
Rio Tinto Ltd	2,859	322
Rio Tinto PLC ADR	1,090	102
		739
Utilities — 0.3%
AGL Energy Ltd	82,407	560
Origin Energy Ltd	6,919	59
		619
Total Australia		6,568

Austria — 0.6%
Communication Services — 0.3%
Eurotelesites AG *	20,380	104
Telekom Austria AG, Cl A	63,332	665
		769
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Industrials — 0.2%
ANDRITZ AG	7,632	$529

Utilities — 0.1%
EVN AG	5,414	179
Total Austria		1,477

Belgium — 1.1%
Communication Services — 0.1%
Proximus SADP	32,189	260

Consumer Staples — 0.3%
Colruyt Group N.V	16,733	699

Financials — 0.5%
Ageas SA/NV	14,478	1,062

Industrials — 0.2%
Ackermans & van Haaren NV	1,630	500
Total Belgium		2,521

Brazil — 0.2%
Materials — 0.2%
Yara International ASA	7,502	436

Canada — 2.1%
Communication Services — 0.2%
Cogeco Communications Inc	8,122	411

Consumer Discretionary — 0.2%
Canadian Tire Corp Ltd, Cl A	4,092	549

Consumer Staples — 0.3%
Loblaw Cos Ltd	13,296	604

Financials — 1.1%
Bank of Nova Scotia/The, Cl C	1,934	134
Canadian Imperial Bank of Commerce	11,017	1,041
Great-West Lifeco Inc, Cl Common Subs.
Receipt	2,485	116
iA Financial Corp Inc	4,551	503
Power Corp of Canada	13,918	668
		2,462
Utilities — 0.3%
Atco Ltd/Canada, Cl I	14,578	711
Total Canada		4,737

China — 0.6%
Financials — 0.6%
BOC Hong Kong Holdings Ltd	248,200	1,369

SEI Institutional Managed Trust	89

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Tax-Managed International Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Denmark — 2.1%
Consumer Staples — 0.2%
Carlsberg AS, Cl B	1,071	$133
Scandinavian Tobacco Group A/S	13,102	138
UIE PLC	2,890	170
		441
Financials — 1.7%
AL Sydbank	13,193	1,057
Danske Bank A/S	47,151	2,317
Jyske Bank A/S	2,041	279
Tryg A/S	15,677	373
		4,026
Health Care — 0.2%
Coloplast A/S, Cl B	2,216	151
H Lundbeck A/S	49,961	312
		463
Total Denmark		4,930

Finland — 0.8%
Consumer Staples — 0.1%
Kesko Oyj, Cl B	6,455	143

Financials — 0.3%
Nordea Bank Abp	35,236	605

Health Care — 0.1%
Orion Oyj, Cl B	3,767	303

Information Technology — 0.1%
Tieto Oyj	6,775	148

Materials — 0.2%
Kemira Oyj	27,488	597
Total Finland		1,796

France — 9.4%
Communication Services — 1.8%
Metropole Television SA	28,327	379
Orange SA	180,107	3,681
		4,060
Consumer Discretionary — 0.4%
Cie Generale des Etablissements Michelin SCA	27,882	952

Consumer Staples — 0.8%
Carrefour SA	29,772	549
Danone SA	17,507	1,395
		1,944
Energy — 0.7%
Gaztransport Et Technigaz SA	643	151
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
TotalEnergies SE	16,951	$1,551
		1,702
Financials — 1.0%
AXA SA	26,096	1,195
BNP Paribas SA	3,009	286
Credit Agricole SA	39,856	742
		2,223
Health Care — 1.0%
Sanofi SA	23,385	2,251

Industrials — 1.7%
Bouygues SA	23,415	1,353
Eiffage SA	6,980	1,067
Legrand SA	2,659	412
Societe BIC SA	10,259	640
SPIE SA	2,198	109
Thales SA, Cl A	968	283
		3,864
Information Technology — 0.0%
74Software SA *	2,678	94

Materials — 0.2%
Air Liquide SA	1,997	411

Real Estate — 0.0%
Klepierre SA ‡	2,270	85

Utilities — 1.8%
Engie SA	128,673	4,134
Total France		21,720

Germany — 6.0%
Communication Services — 1.8%
Deutsche Telekom AG	85,045	3,164
Freenet AG	21,566	662
Scout24 SE	4,052	312
		4,138
Consumer Discretionary — 0.3%
Hornbach Holding AG & Co KGaA	7,535	709

Consumer Staples — 0.1%
Henkel AG & Co KGaA	1,777	127

Financials — 1.7%
Allianz SE	1,638	690
Deutsche Bank AG	4,847	144
Hannover Rueck SE	1,509	473
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,726	1,716
Talanx AG	7,276	900
		3,923

90	SEI Institutional Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)

Health Care — 0.7%
Bayer AG	4,545	$209
Fresenius Medical Care AG	7,788	352
Fresenius SE & Co KGaA	10,861	562
Merck KGaA	365	46
Siemens Healthineers AG	8,457	360
		1,529
Industrials — 0.9%
Daimler Truck Holding AG	8,497	417
Deutsche Post AG	15,655	823
GEA Group AG	5,308	379
Knorr-Bremse AG	2,220	253
Pfeiffer Vacuum Technology AG	628	119
Siemens Energy AG	580	100
		2,091
Information Technology — 0.3%
Infineon Technologies AG	4,889	221
SAP SE	2,500	425
		646
Real Estate — 0.0%
Sirius Real Estate Ltd ‡	84,189	103

Utilities — 0.2%
E.ON SE	24,843	542
Total Germany		13,808

Hong Kong — 3.5%
Communication Services — 0.9%
HKT Trust & HKT Ltd	1,141,738	1,784
PCCW Ltd	337,004	250
SmarTone Telecommunications Holdings Ltd	59,500	39
		2,073
Consumer Discretionary — 0.1%
Chow Sang Sang Holdings International Ltd	94,000	164
Luk Fook Holdings International Ltd	60,000	178
		342
Consumer Staples — 1.1%
WH Group Ltd	1,947,770	2,561

Financials — 0.2%
Bank of East Asia Ltd/The	47,300	79
Dah Sing Banking Group Ltd	239,389	374
		453
Industrials — 0.3%
Cathay Pacific Airways Ltd	179,000	259
CK Hutchison Holdings Ltd	42,500	326
		585
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Information Technology — 0.4%
VTech Holdings Ltd	117,400	$889

Real Estate — 0.2%
CK Asset Holdings Ltd	83,000	475

Utilities — 0.3%
CLP Holdings Ltd, Cl B	18,300	172
HK Electric Investments & HK Electric Investments Ltd	301,200	249
Power Assets Holdings Ltd	26,200	204
		625
Total Hong Kong		8,003

Indonesia — 0.2%
Consumer Staples — 0.2%
First Resources Ltd	191,700	432

Ireland — 0.2%
Consumer Staples — 0.1%
Glanbia PLC	14,522	283

Financials — 0.1%
AIB Group PLC	21,406	228
Total Ireland		511

Israel — 1.9%
Communication Services — 0.2%
Bezeq The Israeli Telecommunication Corp Ltd	156,382	373

Consumer Staples — 0.1%
Shufersal Ltd	14,621	214

Financials — 1.1%
Bank Hapoalim BM	28,285	661
Bank Leumi Le-Israel BM	52,740	1,174
Isracard Ltd	–	–
Mizrahi Tefahot Bank Ltd	10,465	762
		2,597
Industrials — 0.1%
Elbit Systems Ltd	360	302

Information Technology — 0.4%
Check Point Software Technologies Ltd *	2,506	358
Nice Ltd ADR *	2,678	295
Nova Ltd *	317	138
Radware Ltd *	5,318	140
		931
Total Israel		4,417

SEI Institutional Managed Trust	91

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Tax-Managed International Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Italy — 2.5%
Consumer Discretionary — 0.2%
Pirelli & C SpA	69,170	$477

Energy — 0.6%
Eni SpA	44,745	1,268

Financials — 0.4%
Generali	9,889	397
Unipol Assicurazioni SpA	25,867	599
		996
Industrials — 0.0%
Leonardo SpA	1,509	102

Utilities — 1.3%
A2A SpA	383,146	1,081
ACEA SpA	15,969	414
Enel SpA	38,590	421
Italgas SpA	44,409	516
Snam SpA	42,507	321
Terna - Rete Elettrica Nazionale	26,136	298
		3,051
Total Italy		5,894
Japan — 23.0%
Communication Services — 0.4%
KDDI Corp	9,800	167
Nippon Television Holdings Inc	12,600	253
NTT Inc	374,800	374
Okinawa Cellular Telephone Co	12,400	270
		1,064
Consumer Discretionary — 2.3%
Bridgestone Corp	35,800	744
EDION Corp	18,700	255
Honda Motor Co Ltd	36,300	293
Isuzu Motors Ltd	24,500	352
Komeri Co Ltd	5,000	111
McDonald's Holdings Co Japan Ltd	18,312	955
Niterra Co Ltd	13,900	654
Sankyo Co Ltd	67,400	832
Sekisui House Ltd	17,200	384
Subaru Corp	10,300	166
Sumitomo Rubber Industries Ltd	26,200	345
Toyota Boshoku Corp	5,600	88
Yamada Holdings Co Ltd	70,200	232
		5,411
Consumer Staples — 1.9%
Arcs Co Ltd	6,600	157
Ezaki Glico Co Ltd	7,300	271
Fuji Nihon Corp	14,800	59
Heiwado Co Ltd	2,900	54
Itoham Yonekyu Holdings Inc	3,180	115
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Japan Tobacco Inc	24,400	$934
Kewpie Corp	12,100	307
Kirin Holdings Co Ltd	3,100	49
Lion Corp	7,900	83
Megmilk Snow Brand Co Ltd	17,000	346
MEIJI Holdings Co Ltd	15,100	367
Morinaga & Co Ltd/Japan	8,800	150
NH Foods Ltd	13,500	598
Nichirei Corp	12,500	155
Nippn Corp	3,500	60
Nisshin Seifun Group Inc	20,900	276
Nitto Fuji Flour Milling Co Ltd	19,200	219
Valor Holdings Co Ltd	14,300	333
		4,533
Energy — 1.8%
ENEOS Holdings Inc	243,500	2,188
Idemitsu Kosan Co Ltd	20,600	202
Inpex Corp	48,600	1,434
Itochu Enex Co Ltd	24,511	310
		4,134
Financials — 2.9%
Iyogin Holdings Inc	8,900	164
Japan Post Bank Co Ltd	23,100	376
Japan Post Holdings Co Ltd	67,800	781
Mitsubishi HC Capital Inc	73,700	660
Mitsubishi UFJ Financial Group Inc	48,700	823
Mizuho Financial Group Inc	26,680	1,077
MS&AD Insurance Group Holdings Inc	6,600	172
Sompo Holdings Inc	7,000	272
Sumitomo Mitsui Financial Group Inc	19,300	633
Sumitomo Mitsui Trust Group Inc	29,900	950
Yamaguchi Financial Group Inc	50,600	790
		6,698
Health Care — 3.5%
Alfresa Holdings Corp	27,700	446
Astellas Pharma Inc	231,240	3,761
Daiichi Sankyo Co Ltd	7,300	130
Hoya Corp	1,500	259
Kaken Pharmaceutical Co Ltd	11,200	294
Kyowa Kirin Co Ltd	5,800	95
Mochida Pharmaceutical Co Ltd	4,600	102
Ono Pharmaceutical Co Ltd	9,500	152
Otsuka Holdings Co Ltd	7,700	545
Santen Pharmaceutical Co Ltd	28,600	323
Shionogi & Co Ltd	61,600	1,359
Takeda Pharmaceutical Co Ltd	11,000	404
Toho Holdings Co Ltd	5,000	150
		8,020
Industrials — 5.2%
Central Japan Railway Co	12,100	314
COMSYS Holdings Corp	5,800	185

92	SEI Institutional Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
EXEO Group Inc	13,600	$233
ITOCHU Corp	41,500	527
Kajima Corp	16,700	635
Kamigumi Co Ltd	5,400	186
Kanematsu Corp	31,000	441
Kinden Corp	10,400	467
Mabuchi Motor Co Ltd	15,000	151
Marubeni Corp	4,600	168
MIRAIT ONE corp	40,900	943
Mitsubishi Electric Corp	5,600	183
Mitsui & Co Ltd	6,200	239
Nagase & Co Ltd	83,200	617
NGK Corp	22,800	586
NIPPON EXPRESS HOLDINGS INC	8,300	187
Obayashi Corp	11,100	268
Okamura Corp	12,300	193
Raito Kogyo Co Ltd	6,800	167
Sankyu Inc	7,300	407
Secom Co Ltd	61,614	2,341
Seino Holdings Co Ltd	26,400	406
Sekisui Chemical Co Ltd	34,600	579
Senko Group Holdings Co Ltd	24,100	276
Sojitz Corp	6,800	269
Sumitomo Corp	20,000	747
Sumitomo Heavy Industries Ltd	4,300	131
Zaoh Co Ltd	8,300	141
		11,987
Information Technology — 2.6%
Amano Corp	3,900	93
Anritsu Corp	4,100	74
Brother Industries Ltd	28,757	531
Canon Inc	95,337	2,639
Citizen Watch Co Ltd	14,500	157
Daiwabo Holdings Co Ltd	14,600	287
FUJIFILM Holdings Corp	14,600	278
Kyocera Corp	9,600	147
NEC Corp	4,800	119
Nippon Electric Glass Co Ltd	14,700	564
Obic Co Ltd	2,800	68
Oracle Corp Japan	2,400	130
Otsuka Corp	5,700	109
Ricoh Co Ltd	38,300	323
Seiko Epson Corp	27,600	340
Uchida Yoko Co Ltd	7,700	97
		5,956
Materials — 1.6%
Aica Kogyo Co Ltd	6,500	149
Asahi Kasei Corp	62,300	608
Daicel Corp	44,800	354
Daiki Aluminium Industry Co Ltd	9,400	85
Kaneka Corp	9,400	287
Kuraray Co Ltd	76,500	805
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Kurimoto Ltd	25,500	$251
Lintec Corp	11,700	340
Mitsubishi Chemical Group Corp, Cl B	36,500	213
Nippon Kayaku Co Ltd	3,300	37
Nippon Light Metal Holdings Co Ltd	13,000	233
Rengo Co Ltd	19,400	157
Toyo Seikan Group Holdings Ltd	12,500	284
		3,803
Real Estate — 0.1%
AEON REIT Investment Corp ‡	111	87
Keihanshin Building Co Ltd	4,100	51
Nippon Building Fund Inc ‡	18	15
		153
Utilities — 0.7%
Chubu Electric Power Co Inc	9,400	155
Electric Power Development Co Ltd	6,700	184
Kansai Electric Power Co Inc/The	4,800	80
Osaka Gas Co Ltd	30,100	1,216
		1,635
Total Japan		53,394

Jordan — 0.2%
Health Care — 0.2%
Hikma Pharmaceuticals PLC	21,579	361

Netherlands — 3.9%
Communication Services — 0.4%
Koninklijke KPN NV	168,679	937

Consumer Staples — 1.8%
Koninklijke Ahold Delhaize NV	90,276	4,191

Energy — 0.1%
Koninklijke Vopak NV	3,810	206
Shell PLC	773	36
		242
Financials — 1.2%
ABN AMRO Bank NV GDR	11,295	357
ASR Nederland NV	3,823	262
HAL Trust	684	138
NN Group NV	26,065	2,029
		2,786
Industrials — 0.0%
Wolters Kluwer NV	1,310	98

Information Technology — 0.4%
ASM International NV	571	431
ASML Holding NV, Cl G	336	444
		875
Total Netherlands		9,129

SEI Institutional Managed Trust	93

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Tax-Managed International Managed Volatility Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
New Zealand — 0.5%
Communication Services — 0.0%
Spark New Zealand Ltd	90,713	$107

Energy — 0.1%
Channel Infrastructure NZ Ltd	211,528	350

Health Care — 0.2%
Fisher & Paykel Healthcare Corp Ltd	18,931	408

Utilities — 0.2%
Mercury NZ Ltd	76,685	274
Meridian Energy Ltd	33,890	107
		381
Total New Zealand		1,246

Norway — 1.5%
Communication Services — 0.2%
Telenor ASA	29,908	524

Consumer Staples — 0.3%
Orkla ASA	50,015	626

Financials — 0.6%
DNB Bank ASA	22,258	692
Sparebank 1 Oestlandet	8,206	168
SpareBank 1 Sor-Norge ASA	21,934	476
		1,336
Industrials — 0.1%
Veidekke ASA	12,515	243

Materials — 0.3%
Norsk Hydro ASA	66,242	702
Total Norway		3,431

Portugal — 0.6%
Communication Services — 0.1%
NOS SGPS SA	53,083	334

Consumer Staples — 0.4%
Sonae SGPS SA	372,187	824

Materials — 0.1%
Navigator Co SA/The	28,973	113
Total Portugal		1,271

Singapore — 4.8%
Consumer Staples — 0.2%
Sheng Siong Group Ltd	159,500	350

Financials — 3.4%
DBS Group Holdings Ltd	54,370	2,411
Oversea-Chinese Banking Corp Ltd	137,134	2,341
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Singapore Exchange Ltd	128,800	$1,958
United Overseas Bank Ltd	43,700	1,246
		7,956
Industrials — 1.2%
ComfortDelGro Corp Ltd	66,900	75
Jardine Cycle & Carriage Ltd	49,900	1,344
Jardine Matheson Holdings Ltd	10,200	733
Singapore Technologies Engineering Ltd	75,900	642
		2,794
Information Technology — 0.0%
Venture Corp Ltd	7,800	94
Total Singapore		11,194

South Africa — 0.0%
Energy — 0.0%
Thungela Resources Ltd	1,394	14

Spain — 3.3%
Consumer Discretionary — 0.1%
Industria de Diseno Textil SA	2,962	172

Energy — 0.3%
Repsol SA, Cl A	24,593	690

Financials — 0.2%
CaixaBank SA	35,138	420

Health Care — 0.0%
Faes Farma SA	8,506	46

Industrials — 1.3%
ACS Actividades de Construccion y Servicios SA	9,018	1,096
Aena SME SA	3,870	114
Logista Integral SA	49,058	1,830
		3,040
Information Technology — 0.2%
Indra Sistemas SA	8,375	467

Utilities — 1.2%
Endesa SA	45,127	1,876
Iberdrola SA	31,489	719
Naturgy Energy Group SA	6,990	209
		2,804
Total Spain		7,639

Sweden — 1.9%
Communication Services — 0.3%
Telia Co AB	148,923	758

94	SEI Institutional Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 0.0%
Betsson AB, Cl B	7,036	$75

Consumer Staples — 0.2%
Essity AB, Cl B	18,873	483

Financials — 0.7%
Industrivarden AB, Cl C	6,086	300
Skandinaviska Enskilda Banken AB, Cl A	20,112	370
Swedbank AB, Cl A	27,466	930
		1,600
Industrials — 0.3%
Epiroc AB, Cl B	14,193	302
Loomis AB, Cl B	4,228	192
Sandvik AB	2,453	94
Securitas AB, Cl B	13,727	228
		816
Information Technology — 0.2%
Telefonaktiebolaget LM Ericsson ADR	44,703	504

Materials — 0.1%
Svenska Cellulosa AB SCA, Cl B	11,038	127

Real Estate — 0.1%
Nyfosa AB	18,045	124
Total Sweden		4,487

Switzerland — 9.0%
Communication Services — 0.3%
Swisscom AG	793	662
TX Group AG	559	93
		755
Consumer Staples — 0.3%
Chocoladefabriken Lindt & Spruengli AG	30	419
Nestle SA	2,200	215
		634
Financials — 2.2%
Berner Kantonalbank AG	686	342
EFG International AG	20,904	441
St Galler Kantonalbank AG	119	99
Swiss Life Holding AG	619	671
Swiss Re AG	7,057	1,180
Thurgauer Kantonalbank	927	218
Valiant Holding AG	4,744	1,050
Vontobel Holding AG	2,970	256
Zurich Insurance Group AG	1,111	781
		5,038
Health Care — 3.7%
Alcon AG	3,282	247
Galderma Group AG	1,220	239
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Galenica AG	1,905	$216
Novartis AG	33,909	5,179
Roche Holding AG	5,678	2,255
Sandoz Group AG	2,688	209
Sonova Holding AG	1,166	264
		8,609
Industrials — 0.8%
ABB Ltd	9,006	729
Jungfraubahn Holding AG	130	43
Schindler Holding AG	1,459	478
SGS SA	5,893	618
		1,868
Information Technology — 0.2%
ALSO Holding AG	606	106
Logitech International SA	2,371	219
Temenos AG	1,037	91
		416
Materials — 0.4%
Amrize Ltd *	1,850	102
EMS-Chemie Holding AG	68	53
Holcim AG	5,903	486
Sika AG	1,337	220
		861
Real Estate — 0.7%
PSP Swiss Property AG	2,617	517
Swiss Prime Site AG	7,328	1,235
		1,752
Utilities — 0.4%
BKW AG	4,974	976
Total Switzerland		20,909

United Kingdom — 13.3%
Communication Services — 0.9%
Autotrader Group PLC	9,021	56
BT Group PLC, Cl A	311,718	870
Rightmove PLC	16,303	93
Vodafone Group PLC	697,327	1,048
		2,067
Consumer Discretionary — 0.5%
Inchcape PLC	12,034	119
Kingfisher PLC	106,212	402
Next PLC, Cl A	681	115
Pearson PLC	47,153	619
		1,255
Consumer Staples — 4.8%
British American Tobacco PLC	23,234	1,344
Coca-Cola Europacific Partners PLC	2,095	190
Coca-Cola HBC AG	12,576	706
Imperial Brands PLC	80,774	3,263
J Sainsbury PLC	303,772	1,362

SEI Institutional Managed Trust	95

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Tax-Managed International Managed Volatility Fund (Concluded)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Premier Foods PLC	217,971	$531
Tesco PLC	491,031	3,075
Unilever PLC	12,610	690
		11,161
Energy — 1.1%
BP PLC	63,273	494
DCC PLC	1,124	69
Shell PLC	41,523	1,916
		2,479
Financials — 1.3%
3i Group PLC	9,964	324
Aviva PLC	17,800	142
HSBC Holdings PLC	92,554	1,514
IG Group Holdings PLC	28,563	542
Lion Finance Group PLC	3,496	432
		2,954
Health Care — 2.2%
AstraZeneca PLC	2,308	455
GSK PLC ADR	1,873	104
GSK PLC	145,801	4,001
Haleon PLC	63,226	312
Haleon PLC ADR	22,899	229
Smith & Nephew PLC	6,031	95
		5,196
Industrials — 1.7%
BAE Systems PLC	36,969	1,080
Balfour Beatty PLC	63,348	639
Ferguson Enterprises Inc	1,009	234
Howden Joinery Group PLC	30,599	323
Mitie Group PLC	205,446	461
QinetiQ Group PLC	16,078	97
RELX PLC	2,135	70
Serco Group PLC	296,564	1,114
		4,018
Information Technology — 0.3%
Computacenter PLC	4,228	169
Sage Group PLC/The	51,498	575
		744
Materials — 0.1%
ATALAYA MINING COPPER SA	21,494	204

Real Estate — 0.1%
Supermarket Income Reit PLC ‡	94,831	99

Utilities — 0.3%
Centrica PLC	192,914	544
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Drax Group PLC	8,961	$106
		650
Total United Kingdom		30,827

Total Common Stock
(Cost $129,077) ($ Thousands)		222,521

PREFERRED STOCK — 0.5%
Germany — 0.5%
Consumer Staples — 0.5%
Henkel AG & Co KGaA*(A)	13,970	1,076

Industrials — 0.0%
KSB SE & Co KGaA*(A)	98	104

Total Preferred Stock
(Cost $980) ($ Thousands)		1,180

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	2,483,202	2,483
Total Cash Equivalent
(Cost $2,483) ($ Thousands)		2,483
Total Investments in Securities — 97.6%
(Cost $132,540) ($ Thousands)		$226,184

96	SEI Institutional Managed Trust

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	8	Jun-2026	$513	$506	$(7)
FTSE 100 Index	2	Jun-2026	270	270	3
SPI 200 Index	2	Jun-2026	299	292	(2)
TOPIX Index	1	Jun-2026	225	220	(5)
			$1,307	$1,288	$(11)

Percentages are based on Net Assets of $231,798 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	No interest rate available.

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities	($)	($)	($)	($)
Common Stock	222,521	–	–	222,521
Cash Equivalent	2,483	–	–	2,483
Preferred Stock	1,180	–	–	1,180
Total Investments in Securities	226,184	–	–	226,184

	Level 1	Level 2	Level 3	Total
Other Financial Instruments	($)	($)	($)	($)
Futures Contracts*
Unrealized Appreciation	3	–	–	3
Unrealized Depreciation	(14)	–	–	(14)
Total Other Financial Instruments	(11)	–	–	(11)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,008	$14,833	$(14,358)	$—	$—	$2,483	$39	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	97

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Real Estate Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† — 98.7%

Real Estate — 98.7%
Agree Realty Corp ‡	24,110	$1,817
Alexandria Real Estate Equities Inc ‡	12,445	578
American Healthcare REIT Inc ‡	19,500	920
American Homes 4 Rent, Cl A ‡	37,780	1,055
American Tower Corp, Cl A ‡	19,980	3,448
Americold Realty Trust Inc ‡	13,880	159
Brixmor Property Group Inc ‡	71,550	2,061
Broadstone Net Lease Inc, Cl A ‡	21,430	391
Camden Property Trust ‡	17,190	1,679
CBRE Group Inc, Cl A *	11,830	1,602
Cousins Properties Inc ‡	25,721	580
Crown Castle Inc ‡	32,910	2,676
CubeSmart ‡	12,590	461
DiamondRock Hospitality Co ‡	41,580	390
Digital Realty Trust Inc, Cl A ‡	20,080	3,619
Diversified Healthcare Trust ‡	34,383	228
Empire State Realty Trust Inc, Cl A ‡	37,139	193
Equinix Inc ‡	5,650	5,538
Equity LifeStyle Properties Inc ‡	15,300	955
Equity Residential ‡	5,690	337
Essex Property Trust Inc ‡	1,435	347
Extra Space Storage Inc ‡	16,210	2,126
Federal Realty Investment Trust ‡	2,070	220
First Industrial Realty Trust Inc ‡	30,870	1,786
Healthcare Realty Trust Inc, Cl A ‡	57,547	978
Host Hotels & Resorts Inc ‡	48,930	937
Independence Realty Trust Inc ‡	19,012	283
InvenTrust Properties Corp ‡	9,013	275
Invitation Homes Inc ‡	48,390	1,202
Iron Mountain Inc ‡	16,540	1,689
Janus Living, Cl A *‡	15,089	356
Jones Lang LaSalle Inc *	1,130	344
Kimco Realty Corp ‡	83,674	1,880
Kite Realty Group Trust ‡	59,500	1,461
Lamar Advertising Co, Cl A ‡	3,060	388
Lineage Inc ‡	3,500	115
LXP Industrial Trust ‡	10,640	492
Macerich Co/The ‡	48,630	919
Mid-America Apartment Communities Inc ‡	4,080	498
National Health Investors Inc ‡	4,360	353
NETSTREIT Corp ‡	25,216	475
Omega Healthcare Investors Inc ‡	24,384	1,068
Piedmont Realty Trust Inc, Cl A ‡	36,950	243
Prologis Inc ‡	36,990	4,889
Public Storage ‡	7,530	2,040
Realty Income Corp ‡	30,630	1,874
Rexford Industrial Realty Inc ‡	13,800	452
Ryman Hospitality Properties Inc ‡	4,540	419
Sabra Health Care REIT Inc ‡	31,610	608
SBA Communications Corp, Cl A ‡	4,620	795
Simon Property Group Inc ‡	9,650	1,800
SL Green Realty Corp ‡	8,310	307
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Sunstone Hotel Investors Inc ‡	16,102	$145
UDR Inc ‡	50,100	1,692
Ventas Inc ‡	37,490	3,066
VICI Properties Inc, Cl A ‡	38,150	1,042
Vornado Realty Trust ‡	22,240	578
Welltower Inc ‡	32,420	6,410
Weyerhaeuser Co ‡	28,630	699
Zillow Group Inc, Cl A *	5,070	210
		74,148

Total Common Stock
(Cost $57,909) ($ Thousands)		74,148

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**	832,841	833
Total Cash Equivalent
(Cost $833) ($ Thousands)		833
Total Investments in Securities — 99.8%
(Cost $58,742) ($ Thousands)		$74,981

Percentages are based on Net Assets of $75,097 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2026.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

As of March 31, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

98	SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,546	$6,419	$(7,132)	$—	$—	$833	$23	$—

Amounts designated as “-” are either $0 or have been rounded to be $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	99

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 39.3%
Agency Mortgage-Backed Obligations — 33.7%
FHLMC
7.500%, 05/01/2031 to 02/01/2038	$88	$90
7.000%, 04/01/2031 to 03/01/2039	32	33
6.500%, 10/01/2031 to 10/01/2055	7,402	7,756
6.000%, 02/01/2032 to 08/01/2055	28,686	29,533
5.500%, 12/01/2052 to 06/01/2055	28,619	28,980
5.000%, 06/01/2033 to 12/01/2054	11,198	11,143
4.500%, 04/01/2035 to 10/01/2053	20,998	20,456
4.000%, 08/01/2041 to 02/01/2053	27,921	26,513
3.500%, 01/01/2038 to 08/01/2053	22,629	21,094
3.000%, 09/01/2030 to 06/01/2052	47,961	43,197
2.500%, 10/01/2031 to 05/01/2052	58,811	50,630
2.000%, 10/01/2031 to 03/01/2052	40,920	34,100
FHLMC ARM
5.608%, SOFR30A + 2.330%, 07/01/2055(A)	793	802
5.423%, SOFR30A + 2.330%, 08/01/2055(A)	690	696
5.361%, SOFR30A + 2.090%, 05/01/2055(A)	259	262
5.313%, SOFR30A + 2.105%, 08/01/2055(A)	403	409
5.306%, SOFR30A + 2.330%, 08/01/2055(A)	519	525
5.254%, SOFR30A + 2.075%, 07/01/2055(A)	1,049	1,057
5.251%, SOFR30A + 2.075%, 07/01/2055(A)	368	372
5.189%, RFUCCT1Y + 1.619%, 11/01/2047(A)	242	249
5.172%, SOFR30A + 2.202%, 06/01/2055(A)	724	730
4.963%, SOFR30A + 2.140%, 02/01/2056(A)	1,573	1,586
4.960%, SOFR30A + 2.257%, 02/01/2054(A)	314	317
4.791%, SOFR30A + 2.147%, 01/01/2055(A)	826	833
4.743%, SOFR30A + 2.335%, 10/01/2054(A)	691	693
4.201%, SOFR30A + 2.304%, 05/01/2053(A)	1,193	1,206
3.419%, RFUCCT1Y + 1.622%, 02/01/2050(A)	517	527
3.008%, RFUCCT1Y + 1.628%, 11/01/2048(A)	905	904
2.743%, RFUCCT1Y + 1.635%, 12/01/2050(A)	391	373
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	11	12
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	80	82
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	$267	$279
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	74	76
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(B)	1	1
FHLMC CMO, Ser 2010-3693, Cl FC
4.287%, SOFR30A + 0.614%, 07/15/2040(A)	162	161
FHLMC CMO, Ser 2011-3919, Cl FA
4.287%, SOFR30A + 0.614%, 09/15/2041(A)	158	157
FHLMC CMO, Ser 2011-3958, Cl AF
4.237%, SOFR30A + 0.564%, 11/15/2041(A)	144	143
FHLMC CMO, Ser 2011-3975, Cl FA
5.277%, SOFR30A + 0.604%, 12/15/2041(A)	133	132
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	658	603
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	179	165
FHLMC CMO, Ser 2012-3990, Cl FG
4.237%, SOFR30A + 0.564%, 01/15/2042(A)	165	163
FHLMC CMO, Ser 2012-4059, Cl FP
5.237%, SOFR30A + 0.564%, 06/15/2042(A)	200	198
FHLMC CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	340	320
FHLMC CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	217	204
FHLMC CMO, Ser 2012-4091, Cl FN
4.187%, SOFR30A + 0.514%, 08/15/2042(A)	194	192
FHLMC CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	252	236
FHLMC CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	234	210
FHLMC CMO, Ser 2013-4160, Cl HP
2.500%, 01/15/2033	177	170
FHLMC CMO, Ser 2013-4184, Cl FN
4.137%, SOFR30A + 0.464%, 03/15/2043(A)	113	111
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	78	65
FHLMC CMO, Ser 2013-4240, Cl FA
4.287%, SOFR30A + 0.614%, 08/15/2043(A)	633	626
FHLMC CMO, Ser 2013-4281, Cl FA
4.187%, SOFR30A + 0.514%, 12/15/2043(A)	86	85

100	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2014-326, Cl F2
4.337%, SOFR30A + 0.664%, 03/15/2044(A)	$245	$242
FHLMC CMO, Ser 2014-4290, Cl LF
4.187%, SOFR30A + 0.514%, 07/15/2035(A)	255	254
FHLMC CMO, Ser 2014-4303, Cl FA
4.137%, SOFR30A + 0.464%, 02/15/2044(A)	156	154
FHLMC CMO, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	141	129
FHLMC CMO, Ser 2015-4427, Cl CE
3.000%, 02/15/2034	33	32
FHLMC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	294	264
FHLMC CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	1,033	973
FHLMC CMO, Ser 2016-4587, Cl AF
4.137%, SOFR30A + 0.464%, 06/15/2046(A)	264	262
FHLMC CMO, Ser 2016-4604, Cl FB
4.187%, SOFR30A + 0.514%, 08/15/2046(A)	533	527
FHLMC CMO, Ser 2016-4611, Cl BF
4.187%, SOFR30A + 0.514%, 06/15/2041(A)	2,032	2,023
FHLMC CMO, Ser 2016-4620, Cl LF
4.187%, SOFR30A + 0.514%, 10/15/2046(A)	285	282
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	888	798
FHLMC CMO, Ser 2017-4709, Cl FA
4.087%, SOFR30A + 0.414%, 08/15/2047(A)	212	210
FHLMC CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	309	288
FHLMC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	241	218
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	667	609
FHLMC CMO, Ser 2018-4753, Cl BD
3.000%, 01/15/2048	262	234
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	161	142
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	318	285
FHLMC CMO, Ser 2018-4826, Cl KF
4.087%, SOFR30A + 0.414%, 09/15/2048(A)	214	209
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	2	2
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2018-4854, Cl FB
4.087%, SOFR30A + 0.414%, 01/15/2049(A)	$533	$526
FHLMC CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	876	842
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	473	437
FHLMC CMO, Ser 2019-4903, Cl NF
4.176%, SOFR30A + 0.514%, 08/25/2049(A)	188	185
FHLMC CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	413	381
FHLMC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	416	368
FHLMC CMO, Ser 2019-4940, Cl AG
3.000%, 05/15/2040	244	231
FHLMC CMO, Ser 2019-4941, Cl GA
2.000%, 12/15/2047	240	201
FHLMC CMO, Ser 2019-4944, Cl AC
2.400%, 05/15/2044	917	820
FHLMC CMO, Ser 2020-4951, Cl EA
2.500%, 09/15/2044	342	304
FHLMC CMO, Ser 2020-4954, Cl LB
2.500%, 02/25/2050	249	219
FHLMC CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	312	261
FHLMC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	1,418	331
FHLMC CMO, Ser 2020-4988, Cl KF
4.126%, SOFR30A + 0.464%, 07/25/2050(A)	298	295
FHLMC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	263	225
FHLMC CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	373	342
FHLMC CMO, Ser 2020-5058, Cl BC
5.000%, 11/25/2050	269	264
FHLMC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	704	573
FHLMC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	311	275
FHLMC CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	440	370
FHLMC CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	412	382
FHLMC CMO, Ser 2022-5202, Cl KA
2.500%, 06/25/2049	374	335
FHLMC CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	716	656
FHLMC CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	577	519
FHLMC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	423	395

SEI Institutional Managed Trust	101

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2022-5220, Cl QK
3.500%, 09/25/2050	$791	$761
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,100	1,943
FHLMC CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	274	263
FHLMC CMO, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	2,434	305
FHLMC CMO, Ser 2023-5335, Cl FB
4.487%, SOFR30A + 0.814%, 10/15/2039(A)	716	718
FHLMC CMO, Ser 2024-5396, Cl HF
4.612%, SOFR30A + 0.950%, 04/25/2054(A)	948	944
FHLMC CMO, Ser 2024-5399, Cl FB
4.562%, SOFR30A + 0.900%, 04/25/2054(A)	578	580
FHLMC CMO, Ser 2024-5410, Cl JY
3.000%, 03/15/2044	462	397
FHLMC CMO, Ser 2024-5451, Cl FD
4.187%, SOFR30A + 0.514%, 01/15/2044(A)	309	306
FHLMC CMO, Ser 2024-5452, Cl KY
3.000%, 03/15/2044	489	424
FHLMC CMO, Ser 2024-5473, Cl BF
4.962%, SOFR30A + 1.300%, 11/25/2054(A)	597	601
FHLMC CMO, Ser 2025-5529, Cl HA
3.000%, 03/15/2043	344	326
FHLMC CMO, Ser 2025-5565, Cl QA
4.500%, 08/25/2055	1,625	1,623
FHLMC CMO, Ser 2025-5605, Cl NF
4.612%, SOFR30A + 0.950%, 12/25/2055(A)	4,652	4,646
FHLMC Multiclass Certificates, Ser P009, Cl A2
1.878%, 01/25/2031	500	451
FHLMC Multifamily Structured Pass-Through Certificates, Ser 150, Cl X1, IO
0.310%, 09/25/2032(A)	8,473	167
FHLMC Multifamily Structured Pass-Through Certificates, Ser 152, Cl X1, IO
0.154%, 11/25/2032(A)	14,632	172
FHLMC Multifamily Structured Pass-Through Certificates, Ser 154, Cl X1, IO
0.353%, 01/25/2033(A)	13,688	320
FHLMC Multifamily Structured Pass-Through Certificates, Ser 155, Cl X1, IO
0.264%, 04/25/2033(A)	8,966	168
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
0.873%, 06/25/2029(A)	1,928	47
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.147%, 06/25/2029(A)	$4,850	$167
FHLMC Multifamily Structured Pass-Through Certificates, Ser K106, Cl X1, IO
1.314%, 01/25/2030(A)	3,234	141
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.637%, 04/25/2030(A)	1,753	94
FHLMC Multifamily Structured Pass-Through Certificates, Ser K120, Cl X1, IO
1.025%, 10/25/2030(A)	5,328	201
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.509%, 03/25/2031(A)	8,946	184
FHLMC Multifamily Structured Pass-Through Certificates, Ser K136, Cl X1, IO
0.391%, 12/25/2031(A)	11,928	187
FHLMC Multifamily Structured Pass-Through Certificates, Ser K149, Cl X1, IO
0.265%, 08/25/2032(A)	11,222	193
FHLMC Multifamily Structured Pass-Through Certificates, Ser K540, Cl AS
4.189%, SOFR30A + 0.520%, 11/25/2029(A)	743	742
FHLMC Multifamily Structured Pass-Through Certificates, Ser K743, Cl X1, IO
0.903%, 05/25/2028(A)	3,898	65
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.184%, 06/25/2027(A)	1,027	8
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q032, Cl A
4.950%, 11/25/2054(A)	275	276
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	317
FHLMC Seasoned Credit Risk Transfer Trust Series, Ser 2016-1, Cl M2
3.750%, 09/25/2055(A)(C)	1,610	1,490
FHLMC Seasoned Credit Risk Transfer Trust Series, Ser 2019-1, Cl M
4.750%, 07/25/2058(A)(C)	2,084	2,046
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
2.118%, 10/25/2037(A)	51	46
FNMA
7.500%, 10/01/2037 to 04/01/2039	46	48
7.000%, 04/01/2032 to 01/01/2039	43	45
6.500%, 03/01/2031 to 11/01/2055	2,028	2,148
6.000%, 02/01/2034 to 11/01/2055	28,876	29,687
5.500%, 02/01/2035 to 09/01/2056	48,684	49,140
5.000%, 06/01/2038 to 11/01/2053	20,480	20,343
4.500%, 06/01/2035 to 08/01/2058	36,278	35,361

102	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.200%, 01/01/2029	$775	$775
4.000%, 01/01/2027 to 09/01/2062	35,775	34,164
3.500%, 05/01/2033 to 05/01/2052	19,364	18,082
3.000%, 10/01/2030 to 07/01/2060	97,724	89,329
2.500%, 03/01/2035 to 09/01/2061	54,345	46,910
2.435%, 10/01/2051	1,979	1,268
2.000%, 02/01/2031 to 04/01/2052	56,156	47,352
1.850%, 09/01/2035	454	402
1.790%, 08/01/2031	514	452
FNMA ARM
5.584%, SOFR30A + 2.103%, 12/01/2053(A)	454	458
5.578%, SOFR30A + 2.060%, 08/01/2055(A)	710	720
5.365%, SOFR30A + 2.331%, 08/01/2054(A)	1,034	1,051
5.206%, SOFR30A + 2.319%, 02/01/2055(A)	1,133	1,149
5.016%, SOFR30A + 2.300%, 04/01/2056(A)	498	500
4.964%, SOFR30A + 2.310%, 05/01/2055(A)	754	760
4.855%, SOFR30A + 2.277%, 07/01/2054(A)	1,569	1,583
4.670%, SOFR30A + 2.297%, 04/01/2053(A)	3,249	3,278
4.633%, SOFR30A + 2.129%, 08/01/2052(A)	412	414
4.585%, SOFR30A + 2.126%, 08/01/2052(A)	845	847
4.353%, SOFR30A + 2.126%, 07/01/2052(A)	780	777
4.343%, SOFR30A + 2.161%, 01/01/2055(A)	780	794
4.133%, SOFR30A + 2.132%, 10/01/2052(A)	1,497	1,530
4.128%, SOFR30A + 2.129%, 11/01/2052(A)	494	504
4.102%, SOFR30A + 2.120%, 09/01/2052(A)	593	606
2.760%, RFUCCT1Y + 1.606%, 06/01/2050(A)	286	277
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	13	13
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	84	87
FNMA CMO, Ser 2006-112, Cl ST, IO
2.924%, 11/25/2036(A)	170	9
FNMA CMO, Ser 2009-103, Cl MB
6.554%, 12/25/2039(A)	12	12
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(B)	163	146
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2010-107, Cl FB
4.186%, SOFR30A + 0.524%, 09/25/2040(A)	$148	$146
FNMA CMO, Ser 2011-111, Cl DB
4.000%, 11/25/2041	311	300
FNMA CMO, Ser 2011-117, Cl AF
4.226%, SOFR30A + 0.564%, 11/25/2041(A)	131	130
FNMA CMO, Ser 2011-117, Cl FA
4.226%, SOFR30A + 0.564%, 11/25/2041(A)	310	307
FNMA CMO, Ser 2011-127, Cl FC
4.226%, SOFR30A + 0.564%, 12/25/2041(A)	143	142
FNMA CMO, Ser 2011-142, Cl EF
4.276%, SOFR30A + 0.614%, 01/25/2042(A)	162	161
FNMA CMO, Ser 2011-55, Cl FH
4.216%, SOFR30A + 0.554%, 06/25/2041(A)	108	108
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	573	588
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	302	277
FNMA CMO, Ser 2012-12, Cl FA
4.276%, SOFR30A + 0.614%, 02/25/2042(A)	142	141
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	1	1
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	69	72
FNMA CMO, Ser 2012-47, Cl JF
4.276%, SOFR30A + 0.614%, 05/25/2042(A)	192	190
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	561	516
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	175	159
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	3,883	3,830
FNMA CMO, Ser 2013-49, Cl AP
1.750%, 05/25/2043	180	155
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	84	89
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	593	609
FNMA CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	335	306
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	246	219
FNMA CMO, Ser 2014-74, Cl FC
4.176%, SOFR30A + 0.514%, 11/25/2044(A)	159	157

SEI Institutional Managed Trust	103

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2015-32, Cl FA
4.076%, SOFR30A + 0.414%, 05/25/2045(A)	$310	$303
FNMA CMO, Ser 2015-48, Cl FB
4.076%, SOFR30A + 0.414%, 07/25/2045(A)	370	362
FNMA CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	290	256
FNMA CMO, Ser 2015-72, Cl GL
3.000%, 10/25/2045	234	205
FNMA CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	559	501
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	326	307
FNMA CMO, Ser 2016-11, Cl CF
4.126%, SOFR30A + 0.464%, 03/25/2046(A)	148	146
FNMA CMO, Ser 2016-19, Cl FD
4.176%, SOFR30A + 0.514%, 04/25/2046(A)	904	897
FNMA CMO, Ser 2016-22, Cl FA
4.176%, SOFR30A + 0.514%, 04/25/2046(A)	386	382
FNMA CMO, Ser 2016-22, Cl FG
4.176%, SOFR30A + 0.514%, 04/25/2046(A)	341	337
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	728	682
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	1,775	1,514
FNMA CMO, Ser 2016-64, Cl BC
1.750%, 09/25/2046	335	314
FNMA CMO, Ser 2016-64, Cl PE
2.500%, 09/25/2046	363	280
FNMA CMO, Ser 2016-69, Cl BF
4.176%, SOFR30A + 0.514%, 10/25/2046(A)	311	308
FNMA CMO, Ser 2016-75, Cl FE
4.176%, SOFR30A + 0.514%, 10/25/2046(A)	235	233
FNMA CMO, Ser 2016-78, Cl FA
4.176%, SOFR30A + 0.514%, 03/25/2044(A)	143	141
FNMA CMO, Ser 2016-79, Cl FH
4.176%, SOFR30A + 0.514%, 11/25/2046(A)	236	234
FNMA CMO, Ser 2016-82, Cl FE
4.176%, SOFR30A + 0.514%, 11/25/2046(A)	513	509
FNMA CMO, Ser 2016-82, Cl FH
4.176%, SOFR30A + 0.514%, 11/25/2046(A)	480	475
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2016-84, Cl FB
4.176%, SOFR30A + 0.514%, 11/25/2046(A)	$230	$228
FNMA CMO, Ser 2016-86, Cl FE
4.176%, SOFR30A + 0.514%, 11/25/2046(A)	603	597
FNMA CMO, Ser 2016-91, Cl AF
4.176%, SOFR30A + 0.514%, 12/25/2046(A)	206	205
FNMA CMO, Ser 2017-11, Cl FA
4.176%, SOFR30A + 0.514%, 03/25/2047(A)	87	86
FNMA CMO, Ser 2017-113, Cl FB
4.026%, SOFR30A + 0.364%, 01/25/2048(A)	92	91
FNMA CMO, Ser 2017-12, Cl FD
4.176%, SOFR30A + 0.514%, 03/25/2047(A)	230	228
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	351	328
FNMA CMO, Ser 2017-23, Cl FA
4.176%, SOFR30A + 0.514%, 04/25/2047(A)	267	264
FNMA CMO, Ser 2017-24, Cl PG
2.625%, 04/25/2047	943	829
FNMA CMO, Ser 2017-26, Cl FA
4.126%, SOFR30A + 0.464%, 04/25/2047(A)	586	580
FNMA CMO, Ser 2017-35, Cl MC
2.625%, 12/25/2044	168	163
FNMA CMO, Ser 2017-82, Cl FE
4.026%, SOFR30A + 0.364%, 10/25/2047(A)	198	197
FNMA CMO, Ser 2017-9, Cl BF
4.176%, SOFR30A + 0.514%, 03/25/2047(A)	286	284
FNMA CMO, Ser 2017-9, Cl DF
4.176%, SOFR30A + 0.514%, 03/25/2047(A)	207	205
FNMA CMO, Ser 2017-9, Cl EF
4.176%, SOFR30A + 0.514%, 03/25/2047(A)	102	101
FNMA CMO, Ser 2017-96, Cl FB
4.076%, SOFR30A + 0.414%, 12/25/2047(A)	363	358
FNMA CMO, Ser 2018-1, Cl FA
4.026%, SOFR30A + 0.364%, 02/25/2048(A)	115	113
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	566	539
FNMA CMO, Ser 2018-33, Cl A
3.000%, 05/25/2048	5,176	4,631

104	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2018-36, Cl FD
4.026%, SOFR30A + 0.364%, 06/25/2048(A)	$480	$475
FNMA CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	453	433
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	520	458
FNMA CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	361	325
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	92	91
FNMA CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	339	324
FNMA CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	343	306
FNMA CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	256	248
FNMA CMO, Ser 2019-13, Cl PE
3.000%, 03/25/2049	212	194
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	542	505
FNMA CMO, Ser 2019-43, Cl FC
4.176%, SOFR30A + 0.514%, 08/25/2049(A)	368	362
FNMA CMO, Ser 2019-79, Cl FA
4.276%, SOFR30A + 0.614%, 01/25/2050(A)	1,033	1,015
FNMA CMO, Ser 2019-81, Cl LH
3.000%, 12/25/2049	248	224
FNMA CMO, Ser 2020-34, Cl AG
2.000%, 06/25/2035	860	819
FNMA CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	449	270
FNMA CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	301	251
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	881	709
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	751	662
FNMA CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	410	384
FNMA CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	1,341	1,089
FNMA CMO, Ser 2021-40, Cl DW
2.000%, 06/25/2041	85	76
FNMA CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	232	209
FNMA CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	747	607
FNMA CMO, Ser 2021-95, Cl CP
1.500%, 08/25/2051	201	172
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2022-57, Cl FA
4.362%, SOFR30A + 0.700%, 09/25/2052(A)	$4,473	$4,402
FNMA CMO, Ser 2022-6, Cl CB
2.125%, 02/25/2052	274	161
FNMA CMO, Ser 2022-61, Cl F
4.362%, SOFR30A + 0.700%, 09/25/2052(A)	4,672	4,597
FNMA CMO, Ser 2022-62, Cl KA
3.250%, 09/25/2052	258	242
FNMA CMO, Ser 2023-14, Cl EJ
2.750%, 04/25/2049	418	391
FNMA CMO, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	2,502	314
FNMA CMO, Ser 2023-37, Cl FH
4.176%, SOFR30A + 0.514%, 01/25/2050(A)	751	739
FNMA CMO, Ser 2023-38, Cl FC
4.532%, SOFR30A + 0.664%, 06/25/2040(A)	549	548
FNMA CMO, Ser 2023-38, Cl FD
4.532%, SOFR30A + 0.864%, 10/25/2039(A)	162	159
FNMA CMO, Ser 2024-64, Cl KY
3.000%, 12/25/2043	284	244
FNMA CMO, Ser 2025-95, Cl FC
4.362%, SOFR30A + 0.700%, 09/25/2052(A)	1,541	1,539
FNMA CMO, Ser 2025-98, Cl PK
4.500%, 08/25/2054	5,581	5,546
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	197	194
FNMA Interest CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	291	43
FNMA TBA
5.500%, 04/30/2035	27,750	27,864
5.000%, 04/30/2037 to 06/01/2038	43,899	43,269
4.500%, 04/30/2020 to 04/15/2056	35,425	34,374
4.000%, 04/01/2039 to 05/15/2056	41,350	39,005
3.500%, 04/01/2041 to 05/15/2056	60,570	55,480
3.000%, 04/01/2043 to 05/15/2056	11,350	9,962
2.500%, 04/15/2056	2,640	2,219
2.000%, 04/15/2056 to 05/15/2056	12,490	10,056
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	100	94
GNMA
8.000%, 11/15/2029 to 09/15/2030	12	12
7.500%, 03/15/2029 to 10/15/2037	15	15
7.000%, 09/15/2031	6	6
6.500%, 07/15/2028 to 12/15/2035	300	309
6.000%, 01/15/2029 to 01/20/2054	1,774	1,825
5.625%, H15T1Y + 1.500%, 02/20/2034(A)	49	50

SEI Institutional Managed Trust	105

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.500%, 11/20/2052 to 02/20/2054	$6,588	$6,679
5.000%, 07/20/2040 to 08/20/2053	8,426	8,432
4.700%, 09/20/2061(A)	26	26
4.500%, 04/20/2041 to 10/20/2052	6,577	6,430
4.394%, 01/20/2069(A)	1	1
4.000%, 09/20/2047 to 10/20/2052	21,708	20,569
3.500%, 09/20/2045 to 11/20/2053	21,205	19,841
3.000%, 03/15/2043 to 03/20/2052	10,961	9,825
2.500%, 12/20/2037 to 03/20/2052	17,045	14,716
2.000%, 08/20/2050 to 04/20/2051	48,463	40,024
GNMA CMO, Ser 2007-78, Cl SA, IO
2.743%, 12/16/2037(A)	207	9
GNMA CMO, Ser 2009-66, Cl XS, IO
3.013%, 07/16/2039(A)	62	3
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	339	335
GNMA CMO, Ser 2010-4, Cl NS, IO
2.603%, 01/16/2040(A)	1,432	160
GNMA CMO, Ser 2012-34, Cl SA, IO
2.261%, 03/20/2042(A)	168	16
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	399	370
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	285	258
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	438	386
GNMA CMO, Ser 2016-136, Cl A
3.000%, 07/20/2044	262	238
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	587	495
GNMA CMO, Ser 2016-99, Cl TL
2.000%, 04/16/2044	177	149
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	1,002	905
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	5	5
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	407	376
GNMA CMO, Ser 2019-158, Cl PG
2.250%, 12/20/2049	377	318
GNMA CMO, Ser 2019-158, Cl PK
1.750%, 12/20/2049	472	386
GNMA CMO, Ser 2019-158, Cl PL
1.500%, 12/20/2049	877	706
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	133	120
GNMA CMO, Ser 2019-78, Cl PT
2.500%, 08/20/2044	355	319
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	210	188
GNMA CMO, Ser 2019-96, Cl DE
2.350%, 08/20/2049	277	237
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-112, Cl AB
1.500%, 08/20/2050	$739	$593
GNMA CMO, Ser 2020-112, Cl MB
1.500%, 08/20/2050	805	647
GNMA CMO, Ser 2020-17, Cl AP
2.250%, 01/20/2050	345	297
GNMA CMO, Ser 2020-17, Cl PD
2.250%, 01/20/2050	364	311
GNMA CMO, Ser 2020-21, Cl GV
2.250%, 10/20/2049	319	278
GNMA CMO, Ser 2020-31, Cl E
2.000%, 09/20/2049	838	724
GNMA CMO, Ser 2020-63, Cl UD
1.750%, 04/20/2050	353	289
GNMA CMO, Ser 2020-95, Cl A
1.625%, 07/20/2050	1,273	1,034
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	1,328	1,103
GNMA CMO, Ser 2021-215, Cl KA
2.500%, 10/20/2049	9	8
GNMA CMO, Ser 2021-225, Cl YC
2.000%, 12/20/2051	2	2
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	413	407
GNMA CMO, Ser 2021-27, Cl CW
5.000%, 02/20/2051(A)	536	528
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	427	416
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	380	374
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	372	367
GNMA CMO, Ser 2021-89, Cl LK
2.000%, 05/20/2051	732	602
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	387	379
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	706	593
GNMA CMO, Ser 2022-197, Cl LF
4.373%, SOFR30A + 0.700%, 11/20/2052(A)	1,620	1,612
GNMA CMO, Ser 2022-24, Cl AH
2.500%, 02/20/2052	278	239
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	779	744
GNMA CMO, Ser 2022-46, Cl LY
3.000%, 03/20/2052	256	212
GNMA CMO, Ser 2022-5, Cl BA
2.000%, 10/20/2049	12	10
GNMA CMO, Ser 2022-50, Cl CA
3.000%, 03/20/2052	1,376	1,232
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	869	828

106	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2022-66, Cl Y
3.500%, 04/20/2052	$327	$270
GNMA CMO, Ser 2022-78, Cl HW
2.500%, 04/20/2052	327	260
GNMA CMO, Ser 2022-9, Cl GA
2.000%, 01/20/2052	539	444
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	200	169
GNMA CMO, Ser 2024-110, Cl JL
3.000%, 10/20/2049	689	593
GNMA CMO, Ser 2024-45, Cl BD
2.000%, 03/20/2054	310	286
GNMA CMO, Ser 2025-1, Cl GC
3.500%, 10/20/2051	7,488	7,175
GNMA CMO, Ser 2025-7, Cl EL
2.500%, 01/20/2055	296	210
GNMA CMO, Ser 2025-89, Cl GT
3.000%, 05/20/2055	654	587
GNMA TBA
5.500%, 04/22/2034 to 06/20/2037	7,550	7,592
5.000%, 04/01/2040 to 05/01/2040	7,675	7,598
4.000%, 04/01/2040	18,175	17,022
3.500%, 05/15/2041	9,225	8,419
2.500%, 04/15/2048	16,700	14,365
GNMA, Ser 11, Cl IX, IO
1.162%, 12/16/2062(A)	2,967	240
GNMA, Ser 110, Cl IO, IO
0.876%, 11/16/2063(A)	2,252	148
GNMA, Ser 118, Cl IO, IO
0.887%, 06/16/2062(A)	3,481	214
GNMA, Ser 14, Cl IO, IO
1.333%, 06/16/2063(A)	2,533	229
GNMA, Ser 147, Cl KI, IO
1.144%, 06/16/2061(A)	2,504	200
GNMA, Ser 169, Cl IO, IO
1.113%, 06/16/2061(A)	2,785	223
GNMA, Ser 171, Cl IO, IO
0.621%, 09/16/2059(A)	4,501	155
GNMA, Ser 179, Cl IO, IO
0.611%, 09/16/2063(A)	7,866	339
GNMA, Ser 181, Cl IO, IO
0.981%, 07/16/2063(A)	2,846	192
GNMA, Ser 2012-112, Cl IO, IO
0.108%, 02/16/2053(A)	278	1
GNMA, Ser 45, Cl IO, IO
0.544%, 03/16/2059(A)	6,320	209
GNMA, Ser 59, Cl IO, IO
0.570%, 02/16/2062(A)	3,249	135
GNMA, Ser 60, Cl IO, IO
0.826%, 05/16/2063(A)	2,228	133
GNMA, Ser 68, Cl IO, IO
1.615%, 05/16/2060(A)	2,440	265
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 89, Cl IA, IO
1.169%, 04/16/2062(A)	$2,882	$230
GNMA, Ser 92, Cl AH
2.000%, 06/16/2064	2,062	1,573
GNMA, Ser 92, Cl IA, IO
0.611%, 06/16/2064(A)	1,964	100
		1,216,481
Non-Agency Mortgage-Backed Obligations — 5.6%
1211 Avenue of the Americas Trust, Ser 2015-1211, Cl A1A2
3.901%, 08/10/2035(C)	2,276	2,174
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(C)(D)	1,950	1,955
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
5.799%, TSFR6M + 2.178%, 11/25/2045(A)	591	227
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
4.193%, TSFR1M + 0.514%, 03/25/2046(A)	1,512	1,372
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(A)(C)	371	313
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
4.045%, 01/25/2067(A)(C)	3,650	3,491
Angel Oak Mortgage Trust, Ser 2023-1, Cl A1
4.750%, 09/26/2067(C)(D)	1,528	1,524
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038(A)(C)	1,790	1,750
BANK, Ser BNK40, Cl A4
3.390%, 03/15/2064(A)	605	561
BANK, Ser BNK44, Cl A5
5.743%, 11/15/2055(A)	387	403
BANK, Ser BNK48, Cl ASB
4.971%, 10/15/2057	680	686
BANK5, Ser 5YR21, Cl A3
5.525%, 04/15/2059	2,092	2,156
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(A)(C)	2,401	2,162
Bayview Opportunity Master Fund VI Trust, Ser 2021-6, Cl A5
2.500%, 10/25/2051(A)(C)	4,538	4,056
BBCMS Mortgage Trust, Ser 5C33, Cl A4
5.839%, 03/15/2058	646	672
BBCMS Mortgage Trust, Ser 5C37, Cl A3
5.015%, 09/15/2058	163	165

SEI Institutional Managed Trust	107

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust, Ser C12, Cl A5
2.689%, 11/15/2054	$260	$231
BBCMS Mortgage Trust, Ser C17, Cl A5
4.441%, 09/15/2055	331	323
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055(A)	675	703
BBCMS Mortgage Trust, Ser C2, Cl ASB
4.236%, 12/15/2051	104	103
BBCMS Mortgage Trust, Ser C32, Cl A5
5.720%, 02/15/2062	1,450	1,514
BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	472	443
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(C)	160	158
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.293%, 05/25/2034(A)	4	3
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
5.750%, 10/25/2033(A)	144	132
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035(A)	385	367
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
4.073%, TSFR1M + 0.394%, 03/25/2037(A)	1,938	1,854
Benchmark Mortgage Trust, Ser B25, Cl A4
2.268%, 04/15/2054	327	298
Benchmark Mortgage Trust, Ser B33, Cl A5
3.458%, 03/15/2055(A)	800	740
Benchmark Mortgage Trust, Ser B35, Cl A5
4.442%, 05/15/2055(A)	485	469
Benchmark Mortgage Trust, Ser B35, Cl AS
4.442%, 05/15/2055(A)	530	494
Benchmark Mortgage Trust, Ser V20, Cl A3
5.184%, 02/15/2059	256	261
Benchmark Mortgage Trust, Ser V21, Cl A3
5.127%, 03/15/2059	686	695
BFLD Commercial Mortgage Trust, Ser 660F, Cl A
5.173%, TSFR1M + 1.500%, 11/15/2042(A)(C)	1,405	1,403
BMO Mortgage Trust, Ser C1, Cl A1
2.198%, 02/15/2055	84	84
BMO Mortgage Trust, Ser C12, Cl A5
5.871%, 06/15/2058(A)	60	63
BMP, Ser MF23, Cl D
6.063%, TSFR1M + 2.390%, 06/15/2041(A)(C)	780	780
BPR Commercial Mortgage Trust, Ser STAR, Cl A
4.617%, 11/05/2042(A)(C)	625	620
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2022- RPL1, Cl A1
2.750%, 09/25/2061(A)(C)	$2,282	$2,083
BRAVO Residential Funding Trust, Ser 2024- NQM5, Cl A1
5.803%, 06/25/2064(C)(D)	982	987
BSPDF Issuer, Ser 2026-FL3, Cl AS
5.350%, TSFR1M + 1.700%, 09/18/2043(A)(C)	2,415	2,415
BSPRT Issuer, Ser 2026-FL13, Cl A
5.150%, TSFR1M + 1.500%, 10/18/2043(A)(C)	1,145	1,145
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	88	86
BX Commercial Mortgage Trust, Ser AIRC, Cl A
5.364%, TSFR1M + 1.691%, 08/15/2041(A)(C)	950	951
BX Commercial Mortgage Trust, Ser BIO2, Cl D
7.713%, 08/13/2041(A)(C)	560	540
BX Commercial Mortgage Trust, Ser CSMO, Cl A
5.073%, TSFR1M + 1.400%, 02/15/2043(A)(C)	1,270	1,270
BX Commercial Mortgage Trust, Ser VIV4, Cl A
2.843%, 03/09/2044(C)	2,000	1,853
BX Commercial Mortgage Trust, Ser VLT5, Cl A
5.050%, 11/13/2046(A)(C)	790	789
BX Commercial Mortgage Trust, Ser VLT9, Cl A
5.373%, TSFR1M + 1.700%, 03/15/2045(A)(C)	355	353
BX Trust, Ser ARIA, Cl A
5.031%, 12/13/2042(A)(C)	1,575	1,583
BX Trust, Ser GW, Cl A
5.273%, TSFR1M + 1.600%, 07/15/2042(A)(C)	1,375	1,375
BX Trust, Ser LBA, Cl AV
4.838%, TSFR1M + 1.164%, 02/15/2036(A)(C)	356	356
BX Trust, Ser VLT7, Cl A
5.373%, TSFR1M + 1.700%, 07/15/2044(A)(C)	618	615
BX Trust, Ser VLT7, Cl B
5.673%, TSFR1M + 2.000%, 07/15/2044(A)(C)	1,675	1,665
BX Trust, Ser VOLT, Cl A
5.373%, TSFR1M + 1.700%, 12/15/2044(A)(C)	1,139	1,135

108	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser VOLT, Cl B
5.773%, TSFR1M + 2.100%, 12/15/2044(A)(C)	$1,740	$1,727
CD Commercial Mortgage Trust, Ser 2017- CD3, Cl A4
3.631%, 02/10/2050	480	470
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	367
CFCRE Commercial Mortgage Trust, Ser C4, Cl AM
3.691%, 05/10/2058	2,502	2,491
Chase Home Lending Mortgage Trust, Ser 2025-RPL1, Cl A1A
3.375%, 04/25/2065(A)(C)	484	434
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
5.874%, 02/25/2037(A)	3	3
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
5.968%, 02/25/2037(A)	2	2
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
6.885%, 06/25/2035(A)	1	1
CHI Commercial Mortgage Trust, Ser 110W, Cl A
5.102%, 12/13/2040(A)(C)	2,460	2,443
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,185	2,055
Citigroup Commercial Mortgage Trust, Ser C5, Cl AS
4.408%, 06/10/2051(A)	2,229	2,198
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
6.740%, 09/25/2033(A)	2	2
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(C)	466	394
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(C)	515	439
COLT Mortgage Loan Trust, Ser 2024-4, Cl A1
5.949%, 07/25/2069(C)(D)	1,109	1,116
COMM Mortgage Trust, Ser CR14, Cl B
3.133%, 02/10/2047(A)	288	284
COMM Mortgage Trust, Ser CR26, Cl C
4.613%, 10/10/2048(A)	870	818
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
5.212%, SOFR30A + 1.550%, 10/25/2041(A)(C)	940	940
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1B1
6.812%, SOFR30A + 3.150%, 12/25/2041(A)(C)	$460	$464
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
6.611%, 10/25/2033(A)	130	128
Cross Mortgage Trust, Ser 2024-H2, Cl A1
6.093%, 04/25/2069(C)(D)	1,012	1,017
Cross Mortgage Trust, Ser 2025-H10, Cl A1
4.968%, 01/25/2071(A)(C)	2,819	2,801
Cross Mortgage Trust, Ser 2025-H8, Cl A1
5.003%, 11/25/2070(A)(C)	2,131	2,121
Cross Mortgage Trust, Ser 2026-NQM2, Cl A1
4.833%, 03/25/2061(A)(C)	2,985	2,958
CSAIL Commercial Mortgage Trust, Ser C16, Cl ASB
3.142%, 06/15/2052	309	304
CSMC Trust, Ser 2017-RPL1, Cl M2
2.983%, 07/25/2057(A)(C)	1,760	1,364
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(C)	1,376	1,246
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(C)	869	768
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(C)	410	375
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(C)	3,183	2,776
CSMC, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(A)(C)	2,044	2,037
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(C)	1,240	1,118
EFMT, Ser 2023-1, Cl A3
6.544%, 02/25/2068(C)(D)	916	918
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.162%, SOFR30A + 1.500%, 10/25/2041(A)(C)	4,309	4,313
First Franklin Mortgage Loan Trust, Ser 2004-FF5, Cl A3C
4.793%, TSFR1M + 1.114%, 08/25/2034(A)	171	161
GCAT Trust, Ser 2025-INV2, Cl A1
6.000%, 05/25/2055(A)(C)	3,701	3,740
GCAT Trust, Ser 2025-NQM3, Cl A1
0.000%, 05/25/2070(C)(D)(E)	3,015	3,027
GS Mortgage Securities Trust, Ser 2014- GC26, Cl B
4.215%, 11/10/2047(A)	582	558
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	1,055	943

SEI Institutional Managed Trust	109

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(C)	$1,017	$998
GS Mortgage-Backed Securities Trust, Ser 2024-RPL4, Cl A1
3.900%, 09/25/2061(C)(D)	2,083	2,034
GS Mortgage-Backed Securities Trust, Ser 2025-PJ6, Cl A5
5.500%, 11/25/2055(A)(C)	1,179	1,179
GS Mortgage-Backed Securities Trust, Ser 2026-R1, Cl A1
5.534%, 04/25/2063(C)(D)	1,930	1,935
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
5.569%, 10/25/2033(A)	73	73
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	4	4
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	–	1
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
5.320%, 05/19/2034(A)	238	227
Hudson Yards Mortgage Trust, Ser 2019- 30HY, Cl A
3.228%, 07/10/2039(C)	1,225	1,164
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(C)	1,500	1,407
JP Morgan Chase Commercial Mortgage Securities Trust, Ser JP2, Cl A4
2.822%, 08/15/2049	796	794
JP Morgan Chase Commercial Mortgage Securities Trust, Ser JP4, Cl A3
3.393%, 12/15/2049	170	169
JP Morgan Mortgage Trust Series, Ser 2025-NQM3, Cl A3
5.851%, 11/25/2065(C)(D)	3,003	3,010
JP Morgan Mortgage Trust, Ser 2006-A2, Cl 5A3
6.307%, 11/25/2033(A)	4	4
JP Morgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(A)(C)	108	95
Legacy Mortgage Asset Trust, Ser 2021- GS2, Cl A1
5.750%, 04/25/2061(C)(D)	343	344
Lehman XS Trust, Ser 2007-16N, Cl 2A2
5.493%, TSFR1M + 1.814%, 09/25/2047(A)	2,869	2,656
LoanCore, Ser 2025-CRE9, Cl AS
5.380%, TSFR1M + 1.700%, 08/18/2042(A)(C)	1,200	1,200
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MAD Commercial Mortgage Trust, Ser 11MD, Cl C
5.255%, 10/15/2042(A)(C)	$1,520	$1,529
MASTR Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035(B)(C)	1	1
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
6.625%, 07/25/2033(A)	2	2
MF1, Ser 2021-FL7, Cl A
4.874%, TSFR1M + 1.194%, 10/16/2036(A)(C)	87	87
MF1, Ser 2025-FL17, Cl A
5.000%, TSFR1M + 1.320%, 02/18/2040(A)(C)	1,820	1,820
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(C)	177	157
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(A)(C)	306	281
Mill City Mortgage Loan Trust, Ser 2021- NMR1, Cl A1
1.125%, 11/25/2060(A)(C)	235	227
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl B
4.111%, 11/15/2052(A)	1,030	959
Morgan Stanley Capital I Trust, Ser 2016- BNK2, Cl XA, IO
0.938%, 11/15/2049(A)	2,458	9
Morgan Stanley Capital I Trust, Ser HR8, Cl A3
1.790%, 07/15/2053	385	347
Morgan Stanley Capital I Trust, Ser L8, Cl AS
3.791%, 04/15/2055(A)	580	528
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl A1
6.500%, 02/25/2054(A)(C)	792	803
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-NQM4, Cl A2
5.791%, 06/25/2070(C)(D)	2,022	2,026
MSWF Commercial Mortgage Trust, Ser 2, Cl XA, IO
0.921%, 12/15/2056(A)	5,083	274
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(C)	221	203
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	1,341	1,337
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl A1
6.129%, 03/25/2064(C)(D)	874	880
New Residential Mortgage Loan Trust, Ser 2026-NQM4, Cl A1
5.003%, 02/25/2066(A)(C)	3,125	3,124

110	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
NJ Trust, Ser GSP, Cl A
6.481%, 01/06/2029(A)(C)	$865	$896
NRTH Commercial Mortgage Trust, Ser PARK, Cl A
5.066%, TSFR1M + 1.393%, 10/15/2040(A)(C)	830	829
NYC Commercial Mortgage Trust, Ser 1155, Cl A
5.833%, 06/10/2042(C)	2,036	2,059
NYC Commercial Mortgage Trust, Ser 1PARK, Cl B
5.178%, TSFR1M + 1.500%, 02/15/2043(A)(C)	1,700	1,694
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(C)	389	320
OBX Trust, Ser 2021-NQM3, Cl A3
1.362%, 07/25/2061(A)(C)	757	639
OBX Trust, Ser 2023-NQM1, Cl A1
5.928%, 11/25/2063(C)(D)	1,109	1,112
OBX Trust, Ser 2023-NQM3, Cl A1
5.949%, 02/25/2063(C)(D)	935	932
OBX Trust, Ser 2024-NQM10, Cl A3
6.433%, 05/25/2064(C)(D)	253	256
OBX Trust, Ser 2024-NQM11, Cl A3
6.230%, 06/25/2064(C)(D)	588	592
OBX Trust, Ser 2024-NQM9, Cl A1
6.030%, 01/25/2064(C)(D)	1,839	1,852
OBX Trust, Ser 2025-NQM3, Cl A1
5.648%, 12/01/2064(C)(D)	972	978
OBX Trust, Ser 2025-NQM6, Cl A1
5.603%, 03/25/2065(C)(D)	2,513	2,525
OBX Trust, Ser 2025-NQM7, Cl A1
5.560%, 05/25/2055(C)(D)	1,622	1,629
OBX Trust, Ser 2025-NQM8, Cl A1
5.472%, 03/25/2065(C)(D)	532	534
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(A)(C)	2,954	2,652
Oceanview Mortgage Trust, Ser 2025-1, Cl AF1
4.462%, SOFR30A + 0.800%, 11/25/2054(A)(C)	893	893
Oceanview Mortgage Trust, Ser 2025-2, Cl AF1
4.512%, SOFR30A + 0.850%, 04/25/2055(A)(C)	990	990
Oceanview Mortgage Trust, Ser 2026-1, Cl AF1
4.568%, SOFR30A + 0.900%, 02/25/2056(A)(C)	2,760	2,760
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(C)	1,570	1,451
Description	Face Amount (Thousands)		Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PHH Alternative Mortgage Trust, Ser 2007- 3, Cl A3
4.393%, TSFR1M + 0.714%, 07/25/2037(A)		$1,614	$1,582
PMT Loan Trust, Ser 2024-INV1, Cl A3
5.500%, 10/25/2059(A)(C)		2,893	2,886
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(B)		1	1
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(A)(C)		1,141	1,136
PRKCM Trust, Ser 2023-AFC1, Cl A1
6.598%, 02/25/2058(C)(D)		766	764
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/2054(A)(C)		1,635	1,642
RCKT Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(A)(C)		488	406
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045(C)(D)		1,315	1,322
RCKT Mortgage Trust, Ser 2025-CES10, Cl A1A
4.894%, 11/25/2055(C)(D)		1,792	1,780
RCKT Mortgage Trust, Ser 2025-CES12, Cl A1A
5.027%, 11/25/2055(C)(D)		1,688	1,680
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055(C)(D)		1,345	1,350
RCKT Mortgage Trust, Ser 2025-CES8, Cl A1A
5.148%, 08/25/2055(A)(C)		770	768
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.747%, 12/25/2034(A)		162	149
Sage AR Funding, Ser 1A, Cl C
0.000%, 05/18/2038(A)(C)(E)	GBP	1,775	2,341
Saluda Grade Alternative Mortgage Trust, Ser 2025-LOC4, Cl A1A
5.412%, SOFR30A + 1.750%, 06/25/2055(A)(C)		$2,783	2,792
SCMS Mortgage Trust, Ser BNC1, Cl A2
4.502%, 12/15/2057(C)		1,480	1,473
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.048%, 10/25/2048(A)(C)		722	717
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043(A)(C)		390	334
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(C)		75	65
SG Commercial Mortgage Securities Trust, Ser C5, Cl A3
2.779%, 10/10/2048		193	193

SEI Institutional Managed Trust	111

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Sirius Logistics UK DAC, Ser 1A, Cl C
5.498%, SONIO/N + 1.750%, 11/17/2035(A)(C)	GBP	1,000	$1,314
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(A)(C)		$56	54
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(A)(C)		420	375
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
4.173%, TSFR1M + 0.494%, 09/25/2047(A)		1,631	1,521
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003- 24A, Cl 3A2
6.164%, 07/25/2033(A)		9	9
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003- 37A, Cl 2A
5.420%, 12/25/2033(A)		5	5
SWCH Commercial Mortgage Trust, Ser DATA, Cl A
5.115%, TSFR1M + 1.443%, 02/15/2042(A)(C)		950	938
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(C)		197	194
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(C)		376	366
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(C)		280	262
Towd Point Mortgage Trust, Ser 2026-1, Cl A1A
4.106%, 01/25/2066(A)(C)		2,030	2,003
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050		400	395
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(C)		172	157
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(C)		346	316
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(C)		307	273
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(C)		403	343
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(A)(C)		998	859
Verus Securitization Trust, Ser 2021-7, Cl A1
2.829%, 10/25/2066(C)(D)		488	447
Verus Securitization Trust, Ser 2021-8, Cl A1
2.824%, 11/25/2066(A)(C)		438	401
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(C)	$66	$64
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(C)	123	118
Verus Securitization Trust, Ser 2024-6, Cl A3
6.154%, 07/25/2069(C)(D)	285	286
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
5.664%, 10/25/2033(A)	11	11
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
5.302%, 09/25/2033(A)	13	12
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
7.032%, 06/25/2033(A)	1	1
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	31	31
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
5.298%, 06/25/2034(A)	7	7
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
5.353%, TSFR1M + 1.674%, 10/25/2045(A)	95	93
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.313%, TSFR1M + 0.634%, 11/25/2045(A)	2,531	2,396
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
4.559%, 12MTA + 0.700%, 02/25/2047(A)	781	733
WBHT Commercial Mortgage Trust, Ser WBM, Cl A
5.415%, TSFR1M + 1.742%, 06/15/2042(A)(C)	1,685	1,684
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.127%, 11/15/2059(A)	3,871	7
Wells Fargo Commercial Mortgage Trust, Ser 5C4, Cl A3
5.673%, 05/15/2058	1,270	1,312
Wells Fargo Commercial Mortgage Trust, Ser 5C4, Cl AS
6.093%, 05/15/2058	375	388
Wells Fargo Commercial Mortgage Trust, Ser C66, Cl A5
5.649%, 04/15/2059	500	515

112	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser C22, Cl B
4.371%, 09/15/2057(A)	$245	$228
		202,907

Total Mortgage-Backed Securities
(Cost $1,446,715) ($ Thousands)		1,419,388

U.S. TREASURY OBLIGATIONS — 32.9%
U.S. Treasury Bills
3.638%, 04/07/2026 (F)	16,995	16,985
3.624%, 05/07/2026 (F)	47,705	47,531
U.S. Treasury Bonds
4.750%, 08/15/2055	4,267	4,158
4.750%, 02/15/2056	60,226	58,739
4.625%, 11/15/2045	21,740	20,969
4.625%, 02/15/2046	59,953	57,798
4.625%, 11/15/2055	31,821	30,404
3.625%, 08/31/2029	15,965	15,843
3.375%, 11/15/2048	8,510	6,669
3.125%, 05/15/2048	32,663	24,580
3.000%, 02/15/2048	2,659	1,961
3.000%, 08/15/2048	14,951	10,973
3.000%, 02/15/2049	24,273	17,728
2.875%, 05/15/2052	8,545	5,926
2.500%, 05/15/2046	14,550	9,996
2.375%, 02/15/2042	4,054	2,954
2.250%, 08/15/2046	11,725	7,643
2.250%, 08/15/2049	14,086	8,761
2.000%, 11/15/2041	17,715	12,251
2.000%, 02/15/2050	29,120	16,953
2.000%, 08/15/2051	15,470	8,808
1.750%, 08/15/2041	36,463	24,378
1.625%, 11/15/2050	9,067	4,731
1.375%, 11/15/2040	5,611	3,614
1.375%, 08/15/2050	15,250	7,457
1.125%, 08/15/2040	5,111	3,186
U.S. Treasury Notes
4.250%, 01/15/2028	18,875	19,008
4.250%, 01/31/2030	7,320	7,413
4.250%, 03/31/2033	49,716	50,058
4.125%, 11/15/2027	11,640	11,690
4.125%, 10/31/2029	525	529
4.125%, 08/31/2030	6,725	6,777
4.125%, 02/15/2036	59,816	58,881
4.000%, 07/31/2030	9,000	9,028
3.875%, 03/31/2028	101,816	101,967
3.875%, 04/30/2030	1,912	1,910
3.875%, 03/31/2031	160,601	160,087
3.750%, 06/30/2030	13,436	13,349
3.750%, 01/31/2031	67	66
Description	Face Amount (Thousands)		Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.750%, 02/28/2033		$9,697	$9,476
3.625%, 08/31/2027		23,965	23,894
3.625%, 03/31/2030		31,879	31,549
3.625%, 12/31/2030		3,422	3,375
3.500%, 09/30/2027		18,908	18,816
3.500%, 10/31/2027		41,634	41,411
3.500%, 01/31/2028		17,786	17,685
3.500%, 01/15/2029		14,210	14,089
3.500%, 02/15/2029		13,006	12,893
3.500%, 03/15/2029		49,385	48,949
3.500%, 02/28/2031		32,740	32,106
3.375%, 12/31/2027		14,336	14,226
3.375%, 02/29/2028		25,411	25,210
2.375%, 03/31/2029		24,870	23,853

Total U.S. Treasury Obligations
(Cost $1,205,247) ($ Thousands)			1,189,291

CORPORATE OBLIGATIONS — 23.6%

Communication Services — 1.9%
Alphabet
5.650%, 02/15/2056		2,446	2,438
5.450%, 11/15/2055		2,185	2,115
5.300%, 05/15/2065		492	455
5.250%, 05/15/2055		492	465
4.800%, 02/15/2036		1,227	1,222
4.700%, 11/15/2035		2,832	2,798
4.400%, 02/15/2033		1,074	1,061
4.375%, 11/15/2032		438	435
4.100%, 02/15/2031		1,157	1,149
3.700%, 02/15/2029		1,081	1,072
3.500%, 11/06/2038	EUR	445	486
Altice Financing
9.625%, 07/15/2027 (C)		$469	348
Altice France
9.500%, 11/01/2029 (C)		25	25
6.875%, 07/15/2032 (C)		117	111
6.500%, 04/15/2032 (C)(G)		33	31
AT&T
6.000%, 04/30/2056		515	504
5.850%, 04/30/2046		357	348
5.700%, 11/01/2054		1,675	1,568
5.550%, 11/01/2045		301	285
4.400%, 04/30/2031		977	967
3.800%, 12/01/2057		453	306
3.650%, 09/15/2059		326	211
3.550%, 09/15/2055		6,222	4,047
3.500%, 06/01/2041		246	191
3.500%, 09/15/2053		2,083	1,366
CCO Holdings
4.750%, 02/01/2032 (C)		300	271

SEI Institutional Managed Trust	113

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Charter Communications Operating
6.700%, 12/01/2055		$291	$278
6.100%, 06/01/2029		1,140	1,181
5.850%, 12/01/2035		1,667	1,640
5.500%, 04/01/2063		182	140
5.250%, 04/01/2053		318	249
4.800%, 03/01/2050		315	233
3.900%, 06/01/2052		1,256	799
3.700%, 04/01/2051		255	158
3.500%, 06/01/2041		132	93
3.500%, 03/01/2042		1,427	977
Comcast
4.600%, 10/15/2038		1,320	1,207
4.049%, 11/01/2052		248	178
2.987%, 11/01/2063		288	152
2.937%, 11/01/2056		590	327
Discovery Global Holdings
5.141%, 03/15/2052		341	207
5.050%, 03/15/2042		17	11
EchoStar
10.750%, 11/30/2029		56	61
Getty Images
10.500%, 11/15/2030 (C)		235	211
Global Switch Finance BV MTN
1.375%, 10/07/2030	EUR	580	616
Meta Platforms
5.625%, 11/15/2055		$3,980	3,731
5.550%, 08/15/2064		2,297	2,065
5.500%, 11/15/2045		498	471
5.400%, 08/15/2054		2,076	1,880
4.875%, 11/15/2035		460	451
Orange MTN
5.000%, 01/13/2036 (C)		610	599
4.750%, 01/13/2033 (C)		1,044	1,032
4.250%, 01/13/2031 (C)		971	953
4.000%, 01/13/2029 (C)		659	652
Paramount Global
6.875%, 04/30/2036		1,345	1,180
5.900%, 10/15/2040		1,155	852
Sinclair Television Group
8.125%, 02/15/2033 (C)		45	46
Sirius XM Radio
5.000%, 08/01/2027 (C)		14	14
Snap
6.875%, 03/01/2033 (C)		255	241
Sprint Spectrum
5.152%, 03/20/2028 (C)		1,421	1,428
Time Warner Cable
7.300%, 07/01/2038		2,470	2,585
6.750%, 06/15/2039		10	10
6.550%, 05/01/2037		268	270
5.875%, 11/15/2040		3,280	2,972
5.500%, 09/01/2041		400	345
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 09/15/2042		$155	$116
Time Warner Entertainment
8.375%, 07/15/2033		270	306
T-Mobile USA
5.700%, 01/15/2056		2,605	2,478
3.875%, 04/15/2030		285	278
3.750%, 04/15/2027		2,105	2,092
3.400%, 10/15/2052		1,215	796
Verizon Communications
6.000%, 11/30/2065		782	757
5.875%, 11/30/2055		783	762
5.750%, 11/30/2045		396	386
4.750%, 01/15/2033		1,285	1,269
4.272%, 01/15/2036		765	707
2.987%, 10/30/2056		521	306
2.650%, 11/20/2040		155	109
Virgin Media Secured Finance
5.500%, 05/15/2029 (C)		250	240
Vmed O2 UK Financing I
4.750%, 07/15/2031 (C)		200	172
Walt Disney
4.000%, 03/14/2031		920	906
3.750%, 03/14/2029		827	817
Zayo Group Holdings
9.250%, 03/09/2030 (C)		32	32
			67,299
Consumer Discretionary — 1.2%
Airbnb
5.250%, 03/16/2036		368	368
4.650%, 03/16/2031		661	659
4.400%, 03/16/2029		1,079	1,078
Amazon.com
6.050%, 03/13/2076		398	396
5.950%, 03/13/2066		182	183
5.800%, 03/13/2056		3,840	3,837
5.650%, 03/13/2046		552	550
5.550%, 11/20/2065		1,252	1,183
4.875%, 03/13/2036		4,693	4,650
4.850%, 03/16/2064	EUR	895	1,022
4.650%, 11/20/2035		$830	814
4.550%, 03/13/2033		766	759
4.450%, 03/16/2045	EUR	305	346
4.350%, 03/20/2033		$513	504
4.250%, 03/13/2031		1,322	1,312
4.100%, 11/20/2030		337	333
4.000%, 03/13/2029		1,440	1,433
3.900%, 11/20/2028		337	335
3.850%, 03/13/2028		1,440	1,435
AutoZone
5.125%, 06/15/2030		795	809

114	SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BCPE Flavor Debt Merger Sub and BCPE Flavor Issuer
9.500%, 07/01/2032 (C)		$175	$159
BMW US Capital
5.050%, 03/21/2030 (C)		550	556
4.500%, 08/11/2030 (C)		760	752
Booking Holdings
4.000%, 03/01/2044	EUR	100	103
3.875%, 03/21/2045		325	330
Caesars Entertainment
7.000%, 02/15/2030 (C)		$460	466
CSC Holdings
11.750%, 01/31/2029 (C)		2,030	1,468
6.500%, 02/01/2029 (C)		36	23
4.125%, 12/01/2030 (C)		590	354
3.375%, 02/15/2031 (C)		200	118
Dick's Sporting Goods
4.100%, 01/15/2052		699	495
DISH Network
11.750%, 11/15/2027 (C)		104	107
FDJ UNITED
3.375%, 11/21/2033	EUR	700	775
Ferrellgas
9.250%, 01/15/2031 (C)		$480	500
5.875%, 04/01/2029 (C)		192	184
Flutter Treasury DAC
6.125%, 06/04/2031	GBP	300	383
Ford Motor Credit
2.900%, 02/10/2029		$1,693	1,583
General Motors Financial
2.700%, 06/10/2031		933	837
Great Canadian Gaming
8.750%, 11/15/2029 (C)		122	119
Hilton Domestic Operating
6.125%, 04/01/2032 (C)		270	274
Home Depot
3.625%, 04/15/2052		251	179
Hyundai Capital America
5.300%, 06/24/2029 (C)		530	538
5.150%, 03/27/2030 (C)		519	524
4.550%, 01/08/2031 (C)		1,135	1,115
4.500%, 09/18/2030 (C)		446	439
Hyundai Capital America MTN
5.000%, 04/07/2031 (C)		618	617
4.750%, 04/06/2029 (C)		831	831
Las Vegas Sands
6.000%, 06/14/2030		1,135	1,167
Lowe's
4.850%, 10/15/2035		741	722
4.250%, 03/15/2031		796	781
4.250%, 04/01/2052		773	593
3.500%, 04/01/2051		420	285
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
McDonald's MTN
6.300%, 03/01/2038		$530	$578
MercadoLibre
4.900%, 01/15/2033		292	283
Michaels
11.000%, 03/15/2034 (C)		77	72
8.500%, 03/15/2033 (C)		292	284
Newell Brands
7.375%, 04/01/2036		225	207
Ontario Gaming GTA
8.000%, 08/01/2030 (C)		93	89
Robert Bosch GmbH MTN
4.375%, 06/02/2043	EUR	500	550
Toyota Motor Credit
5.100%, 03/21/2031		$1,190	1,217
Virgin Media O2 Vendor Financing Notes VI DAC
8.500%, 03/15/2033 (C)		266	232
Volkswagen Group of America Finance
5.650%, 03/25/2032 (C)		115	117
Volkswagen International Finance
7.875%, EUSA9 + 4.783%(A)(H)	EUR	400	510
Voyager Parent
9.250%, 07/01/2032 (C)		$129	134
VZ Secured Financing BV
5.000%, 01/15/2032 (C)		70	60
			43,716

Consumer Staples — 1.0%
Altria Group
5.250%, 08/06/2035		925	922
3.875%, 09/16/2046		280	205
Anheuser-Busch
4.900%, 02/01/2046		1,357	1,223
4.700%, 02/01/2036		3,362	3,274
Anheuser-Busch InBev Worldwide
5.450%, 01/23/2039		907	922
BAT Capital
7.081%, 08/02/2053		188	208
6.250%, 08/15/2055		520	526
5.834%, 02/20/2031		1,475	1,544
5.350%, 08/15/2032		2,390	2,452
4.625%, 03/22/2033		1,860	1,820
4.540%, 08/15/2047		734	596
Bunge Finance
5.150%, 08/04/2035		887	883
Campbell's
4.550%, 03/21/2031		870	844
Imperial Brands Finance
5.625%, 07/01/2035 (C)		686	692
3.500%, 07/26/2026 (C)		635	633
Japan Tobacco
5.250%, 06/15/2030 (C)		1,695	1,737

SEI Institutional Managed Trust	115

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JBS
7.250%, 11/15/2053		$731	$804
6.750%, 03/15/2034		1,337	1,470
6.500%, 12/01/2052		2,619	2,651
6.400%, 05/10/2057 (C)		447	446
6.375%, 04/15/2066		178	175
5.750%, 04/01/2033		221	228
3.625%, 01/15/2032		909	842
3.000%, 02/02/2029		60	58
3.000%, 05/15/2032		1,324	1,177
Keurig Dr Pepper
5.300%, 03/15/2034		675	669
Kroger
5.500%, 09/15/2054		780	724
Maple Parent Holdings
4.728%, 03/26/2035 (C)	EUR	650	747
Mars
5.200%, 03/01/2035 (C)		$1,465	1,479
Opal Bidco SAS
6.500%, 03/31/2032 (C)		50	50
Philip Morris International
5.375%, 02/15/2033		810	832
4.875%, 04/30/2035		1,359	1,338
4.375%, 04/30/2030		1,282	1,275
4.125%, 04/28/2028		1,514	1,512
Pilgrim's Pride
3.500%, 03/01/2032		350	318
Reynolds American
8.125%, 05/01/2040		570	678
5.850%, 08/15/2045		490	475
Spectrum Brands
3.875%, 03/15/2031 (C)		655	565
			36,994

Energy — 1.3%
Aker BP
5.800%, 10/01/2054 (C)		340	311
5.250%, 10/30/2035 (C)		831	808
Baker Hughes Holdings
5.850%, 06/15/2056		1,419	1,388
5.000%, 06/15/2036		3,811	3,742
4.737%, 03/11/2046	EUR	520	592
4.650%, 06/15/2033		$460	453
4.350%, 06/15/2031		901	889
BP Capital Markets America
4.893%, 09/11/2033		715	718
4.812%, 02/13/2033		1,440	1,445
Cheniere Energy
5.200%, 07/30/2036 (C)		1,055	1,044
Continental Resources
2.268%, 11/15/2026 (C)		2,075	2,041
Devon Energy
5.750%, 09/15/2054		690	648
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Diamondback Energy
5.900%, 04/18/2064	$385	$364
5.750%, 04/18/2054	580	549
Ecopetrol
5.875%, 05/28/2045	516	380
Enbridge
5.450%, 03/27/2036	736	742
4.850%, 03/27/2031	989	993
Energy Transfer
6.550%, 12/01/2033	490	529
6.050%, 09/01/2054	347	331
6.000%, 02/01/2029 (C)	642	647
5.950%, 05/15/2054	700	656
5.350%, 01/15/2036	2,160	2,145
5.300%, 04/15/2047	262	231
5.250%, 07/01/2029	883	902
Eni
5.950%, 05/15/2054 (C)	200	199
Enterprise Products Operating
5.200%, 01/15/2036	1,735	1,744
Equinor
5.125%, 06/03/2035	297	302
4.750%, 11/14/2035	672	662
4.500%, 09/03/2030	292	294
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (C)	458	390
2.160%, 03/31/2034 (C)	475	421
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (C)	965	959
Hess
6.000%, 01/15/2040	2,885	3,051
5.800%, 04/01/2047	770	777
HF Sinclair
5.000%, 02/01/2028	1,595	1,595
KazMunayGas National JSC
3.500%, 04/14/2033	200	179
Kinder Morgan
5.200%, 03/01/2048	205	185
Kinder Morgan Energy Partners
5.500%, 03/01/2044	365	345
MPLX
6.100%, 04/01/2056	291	283
5.300%, 04/01/2036	614	605
ONEOK
6.250%, 10/15/2055	443	434
5.700%, 11/01/2054	759	693
5.400%, 10/15/2035	3,331	3,309
Petroleos Mexicanos MTN
6.750%, 09/21/2047	351	280
Saudi Arabian Oil
6.375%, 06/02/2055 (C)	633	629
Saudi Arabian Oil MTN
5.750%, 07/17/2054 (C)	250	230

116	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Shell International Finance BV
3.625%, 08/21/2042	$440	$347
Sunoco
7.875%, H15T5Y + 4.230%(A)(C)(H)	685	699
5.625%, 07/15/2034 (C)	145	143
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,140	1,338
TotalEnergies Capital USA
4.857%, 01/13/2036	744	733
4.569%, 01/13/2033	295	292
TransCanada PipeLines
4.625%, 03/01/2034	960	929
Transocean International
8.750%, 02/15/2030 (C)	81	84
Venture Global LNG
8.125%, 06/01/2028 (C)	72	74
Venture Global Plaquemines LNG
7.500%, 05/01/2033 (C)	270	297
6.750%, 01/15/2036 (C)	283	300
6.500%, 06/15/2034 (C)	26	27
		45,377

Financials — 6.9%
Acrisure
8.250%, 02/01/2029 (C)	120	119
AIB Group MTN
5.871%, SOFRINDX + 1.910%, 03/28/2035 (A)(C)	1,035	1,070
Alliant Holdings Intermediate
7.375%, 10/01/2032 (C)	48	48
7.000%, 01/15/2031 (C)	41	41
6.500%, 10/01/2031 (C)	44	43
American Express
5.389%, SOFR + 0.970%, 07/28/2027 (A)	3,465	3,474
4.918%, SOFR + 1.220%, 07/20/2033 (A)	1,380	1,383
4.456%, SOFR + 0.867%, 02/10/2032 (A)	939	929
American International Group
5.450%, 05/07/2035	195	199
Aon North America
5.750%, 03/01/2054	361	348
Apollo Global Management
5.700%, 03/30/2036	853	854
Ares Management
5.600%, 10/11/2054	527	464
Athene Global Funding
1.608%, 06/29/2026 (C)	510	506
Atlas Warehouse Lending
4.625%, 11/15/2028 (C)	1,900	1,871
Avolon Holdings Funding
6.375%, 05/04/2028 (C)	680	700
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 03/01/2029 (C)		$680	$695
5.750%, 11/15/2029 (C)		1,555	1,593
5.375%, 05/30/2030 (C)		1,570	1,587
2.528%, 11/18/2027 (C)		342	331
Banco Bilbao Vizcaya Argentaria
5.127%, 03/03/2036		1,000	973
Bank of America
5.468%, SOFR + 1.650%, 01/23/2035 (A)		4,540	4,634
5.288%, SOFR + 1.910%, 04/25/2034 (A)		2,335	2,363
4.571%, SOFR + 1.830%, 04/27/2033 (A)		120	118
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)		210	206
2.687%, SOFR + 1.320%, 04/22/2032 (A)		400	363
2.572%, SOFR + 1.210%, 10/20/2032 (A)		680	605
1.734%, SOFR + 0.960%, 07/22/2027 (A)		2,640	2,618
Bank of America MTN
3.970%, TSFR3M + 1.332%, 03/05/2029 (A)		625	619
3.824%, TSFR3M + 1.837%, 01/20/2028 (A)		631	628
2.972%, SOFR + 1.330%, 02/04/2033 (A)		470	425
2.884%, TSFR3M + 1.452%, 10/22/2030 (A)		265	251
2.496%, TSFR3M + 1.252%, 02/13/2031 (A)		145	134
2.087%, SOFR + 1.060%, 06/14/2029 (A)		3,460	3,292
Bank of Montreal MTN
4.439%, SOFR + 0.970%, 01/14/2032 (A)		961	946
Bank of New York Mellon
4.026%, SOFR + 0.634%, 01/22/2030 (A)		803	795
Bank of New York Mellon MTN
4.942%, SOFR + 0.887%, 02/11/2031 (A)		177	179
Bank of Nova Scotia
4.247%, SOFR + 0.730%, 02/02/2030 (A)		595	590
Barclays
5.207%, SOFR + 1.506%, 02/24/2037 (A)		780	755
Blackrock
3.750%, 07/18/2035	EUR	1,055	1,201
Blackstone Property Partners Europe Holdings SARL
3.500%, 01/29/2031		315	352

SEI Institutional Managed Trust	117

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Brookfield Asset Management
5.298%, 01/15/2036		$586	$572
4.653%, 11/15/2030		378	375
Canadian Imperial Bank of Commerce
4.283%, SOFRINDX + 0.790%, 01/29/2030 (A)		2,200	2,185
Capital One Financial
4.722%, SOFR + 1.150%, 01/30/2032 (A)		1,320	1,300
CBRE Services
5.500%, 06/15/2035		277	279
4.900%, 01/15/2033		889	877
Charles Schwab
5.643%, SOFR + 2.210%, 05/19/2029 (A)		400	411
4.914%, SOFR + 1.230%, 11/14/2036 (A)		489	475
4.343%, SOFR + 0.940%, 11/14/2031 (A)		897	887
CI Financial
3.200%, 12/17/2030		4,000	3,557
Citibank
5.570%, 04/30/2034		2,485	2,575
4.914%, 05/29/2030		695	706
Citigroup
8.125%, 07/15/2039		625	778
5.333%, SOFR + 1.465%, 03/27/2036 (A)		20	20
5.174%, SOFR + 1.364%, 02/13/2030 (A)		5,430	5,514
2.572%, SOFR + 2.107%, 06/03/2031 (A)		2,305	2,113
2.561%, SOFR + 1.167%, 05/01/2032 (A)		3,605	3,225
Citizens Bank
4.192%, SOFR + 0.700%, 01/29/2029 (A)		1,270	1,262
Constellation Insurance
6.800%, 01/24/2030 (C)		625	626
Deutsche Bank NY
6.819%, SOFR + 2.510%, 11/20/2029 (A)		730	766
4.999%, SOFR + 1.700%, 09/11/2030 (A)		790	794
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH
4.875%, 08/21/2030	EUR	100	115
Farmers Exchange Capital
7.200%, 07/15/2048 (C)		$1,021	1,032
7.050%, 07/15/2028 (C)		1,000	1,037
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(C)		1,650	1,606
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital III
5.454%, TSFR3M + 3.716%, 10/15/2054 (A)(C)	$1,400	$1,264
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(C)	720	720
Fidelity National Information Services
4.550%, 03/10/2029	1,082	1,077
4.450%, 03/10/2028	902	899
Fifth Third Bancorp
5.141%, SOFR + 1.240%, 01/29/2037 (A)	596	581
4.566%, SOFR + 0.950%, 04/29/2032 (A)	802	786
Fiserv
5.625%, 08/21/2033	1,150	1,161
5.450%, 03/15/2034	270	269
5.250%, 08/11/2035	1,325	1,288
Goldman Sachs Capital I
6.345%, 02/15/2034	1,270	1,323
Goldman Sachs Group
5.541%, SOFR + 1.320%, 01/21/2047 (A)	357	340
5.536%, SOFR + 1.380%, 01/28/2036 (A)	1,820	1,850
5.387%, H15T5Y + 1.180%, 02/02/2041 (A)	523	505
5.330%, SOFR + 1.550%, 07/23/2035 (A)	1,082	1,086
5.218%, SOFR + 1.580%, 04/23/2031 (A)	1,770	1,800
5.207%, SOFR + 1.078%, 01/28/2031 (A)	1,375	1,397
5.065%, SOFR + 1.190%, 01/21/2037 (A)	3,621	3,540
5.049%, SOFR + 1.210%, 07/23/2030 (A)	545	552
5.016%, SOFR + 1.420%, 10/23/2035 (A)	350	344
4.939%, SOFR + 1.330%, 10/21/2036 (A)	2,349	2,275
4.516%, SOFR + 0.960%, 01/21/2032 (A)	1,415	1,394
4.369%, SOFR + 1.060%, 10/21/2031 (A)	1,472	1,443
4.153%, SOFR + 0.900%, 10/21/2029 (A)	2,189	2,169
4.148%, SOFR + 0.710%, 01/21/2029 (A)	3,488	3,466
2.650%, SOFR + 1.264%, 10/21/2032 (A)	1,190	1,056
2.615%, SOFR + 1.281%, 04/22/2032 (A)	195	175

118	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.383%, SOFR + 1.248%, 07/21/2032 (A)	$5,360	$4,732
1.542%, SOFR + 0.818%, 09/10/2027 (A)	4,845	4,782
Grand River Funding Trust I
6.311%, 02/15/2036 (C)	492	496
Grand River Funding Trust II
7.280%, 02/15/2056 (C)	583	610
Guardian Life Global Funding MTN
4.179%, 09/26/2029 (C)	1,445	1,432
HSBC Holdings
5.887%, SOFR + 1.570%, 08/14/2027 (A)	485	487
5.733%, SOFR + 1.520%, 05/17/2032 (A)	3,515	3,634
5.279%, SOFR + 1.550%, 03/10/2037 (A)	869	853
4.675%, SOFR + 1.210%, 03/10/2032 (A)	2,662	2,627
4.583%, TSFR3M + 1.796%, 06/19/2029 (A)	260	260
4.398%, SOFR + 0.990%, 03/10/2030 (A)	1,715	1,702
2.357%, SOFR + 1.947%, 08/18/2031 (A)	250	226
ING Groep
5.420%, SOFRINDX + 1.610%, 03/23/2037 (A)	630	628
4.803%, SOFRINDX + 1.260%, 03/23/2032 (A)	735	731
Intercontinental Exchange
5.250%, 06/15/2031	705	727
ION Platform Finance US
8.750%, 05/01/2029 (C)	680	632
Jackson Financial
3.125%, 11/23/2031	2,210	1,966
Jane Street Group
7.125%, 04/30/2031 (C)	310	319
JPMorgan Chase
8.750%, 09/01/2030	970	1,125
5.766%, SOFR + 1.490%, 04/22/2035 (A)	5,675	5,911
5.572%, SOFR + 1.680%, 04/22/2036 (A)	2,065	2,128
5.502%, SOFR + 1.315%, 01/24/2036 (A)	835	855
5.299%, SOFR + 1.450%, 07/24/2029 (A)	2,010	2,047
4.810%, SOFR + 1.190%, 10/22/2036 (A)	2,340	2,272
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	905	900
2.947%, SOFR + 1.170%, 02/24/2028 (A)	650	642
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.739%, TSFR3M + 1.510%, 10/15/2030 (A)	$855	$805
2.545%, SOFR + 1.180%, 11/08/2032 (A)	375	333
2.182%, SOFR + 1.890%, 06/01/2028 (A)	410	400
1.953%, SOFR + 1.065%, 02/04/2032 (A)	155	136
1.764%, TSFR3M + 1.105%, 11/19/2031 (A)	355	312
1.578%, SOFR + 0.885%, 04/22/2027 (A)	2,705	2,701
Lloyds Banking Group
5.668%, H15T1Y + 0.820%, 02/10/2047 (A)	1,079	1,050
4.425%, H15T1Y + 0.820%, 11/04/2031 (A)	1,050	1,035
4.241%, H15T1Y + 0.600%, 02/10/2030 (A)	1,271	1,257
Lseg US Finance
5.250%, 03/23/2036 (C)	540	535
4.500%, 03/23/2031 (C)	916	905
4.250%, 03/23/2029 (C)	915	908
Marsh & McLennan
4.950%, 03/15/2036	1,610	1,595
MassMutual Global Funding II MTN
5.050%, 08/26/2035 (C)	988	970
4.950%, 01/10/2030 (C)	1,150	1,162
Mercury General
4.400%, 03/15/2027	930	924
Metropolitan Life Global Funding I
3.000%, 09/19/2027 (C)	655	643
Mitsubishi UFJ Financial Group
5.057%, H15T1Y + 0.900%, 01/14/2037 (A)	966	949
4.505%, H15T1Y + 0.800%, 01/14/2032 (A)	905	892
Morgan Stanley
5.900%, SOFR + 1.782%, 03/13/2047 (A)	981	976
5.587%, SOFR + 1.418%, 01/18/2036 (A)	290	296
5.466%, SOFR + 1.730%, 01/18/2035 (A)	1,110	1,128
5.320%, SOFR + 1.555%, 07/19/2035 (A)	1,505	1,510
5.314%, H15T5Y + 1.170%, 01/18/2041 (A)	357	345
5.073%, SOFR + 1.184%, 01/30/2037 (A)	1,074	1,052
4.708%, SOFR + 1.195%, 03/12/2032 (A)	2,159	2,145
4.493%, SOFR + 0.950%, 01/16/2032 (A)	1,725	1,696

SEI Institutional Managed Trust	119

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.238%, SOFR + 0.800%, 01/09/2030 (A)	$3,730	$3,692
1.593%, SOFR + 0.879%, 05/04/2027 (A)	770	768
Morgan Stanley MTN
5.831%, SOFR + 1.580%, 04/19/2035 (A)	2,540	2,637
5.656%, SOFR + 1.260%, 04/18/2030 (A)	475	489
5.250%, SOFR + 1.870%, 04/21/2034 (A)	3,505	3,516
4.892%, SOFR + 1.314%, 10/22/2036 (A)	521	504
4.133%, SOFR + 0.913%, 10/18/2029 (A)	1,878	1,856
2.511%, SOFR + 1.200%, 10/20/2032 (A)	1,500	1,324
1.794%, SOFR + 1.034%, 02/13/2032 (A)	165	143
Morgan Stanley Private Bank
4.734%, SOFR + 1.080%, 07/18/2031 (A)	3,896	3,884
4.466%, SOFR + 0.770%, 07/06/2028 (A)	1,040	1,040
4.465%, SOFR + 1.020%, 11/19/2031 (A)	5,094	5,015
4.213%, SOFR + 0.762%, 02/08/2030 (A)	2,041	2,020
4.204%, SOFR + 0.780%, 11/17/2028 (A)	1,804	1,798
NatWest Group
5.908%, H15T1Y + 1.300%, 03/03/2047 (A)	632	616
Nippon Life Insurance
5.046%, 04/02/2033 (C)	628	629
4.748%, 04/02/2031 (C)	1,006	1,008
NLG Global Funding
4.350%, 09/15/2030 (C)	1,745	1,714
Northwestern Mutual Global Funding
5.160%, 05/28/2031 (C)	975	998
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (C)	984	748
Pacific Life Global Funding II
4.875%, 07/17/2032 (C)	1,740	1,745
PNC Bank
4.429%, SOFR + 0.727%, 07/21/2028 (A)	1,375	1,374
PNC Financial Services Group
5.423%, H15T5Y + 1.170%, 01/25/2041 (A)	328	321
5.373%, SOFR + 1.417%, 07/21/2036 (A)	440	442
4.812%, SOFR + 1.259%, 10/21/2032 (A)	808	805
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.075%, SOFR + 0.610%, 01/26/2029 (A)	$1,394	$1,387
Progressive
5.150%, 03/26/2036	362	362
4.600%, 03/26/2031	362	363
Protective Life
5.350%, 12/15/2035 (C)	528	519
4.700%, 01/15/2031 (C)	855	847
Protective Life Global Funding
1.618%, 04/15/2026 (C)	2,170	2,168
RLI
5.375%, 06/01/2036	544	524
Royal Bank of Canada MTN
4.696%, SOFR + 1.060%, 08/06/2031 (A)	299	298
Santander UK Group Holdings
1.673%, SOFR + 0.989%, 06/14/2027 (A)	120	119
Shift4 Payments
6.750%, 08/15/2032 (C)	420	413
Standard Chartered MTN
5.706%, H15T1Y + 1.100%, 03/05/2047 (A)(C)	779	738
State Street
5.146%, SOFR + 1.217%, 02/28/2036 (A)	815	817
4.784%, SOFR + 1.215%, 10/23/2036 (A)	341	331
4.729%, 02/28/2030	1,392	1,409
Sumitomo Mitsui Financial Group
5.046%, SOFR + 1.220%, 01/15/2037 (A)	905	890
4.494%, SOFR + 1.020%, 01/15/2032 (A)	905	891
Sumitomo Mitsui Trust Group
5.416%, SOFR + 1.650%, 09/11/2036 (A)(C)	886	871
Takeoff Merger Sub
5.500%, 03/24/2036 (C)	364	359
4.850%, 03/24/2031 (C)	1,088	1,074
Toronto-Dominion Bank
4.928%, 10/15/2035	886	872
Truist Bank
4.144%, SOFR + 0.662%, 01/27/2029 (A)	2,799	2,784
Truist Financial MTN
4.597%, SOFR + 0.965%, 01/27/2032 (A)	1,168	1,156
UBS Group MTN
5.528%, SOFR + 1.490%, 05/06/2047 (A)(C)	825	788
4.588%, SOFR + 1.050%, 08/10/2032 (A)(C)	788	774

120	SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Bancorp
5.033%, SOFR + 1.101%, 01/26/2037 (A)		$1,008	$993
4.839%, SOFR + 1.600%, 02/01/2034 (A)		220	217
4.481%, SOFR + 0.867%, 01/26/2032 (A)		1,283	1,270
Vonovia MTN
5.717%, 09/03/2035	AUD	890	573
Voya Financial
5.050%, 03/02/2036		$1,300	1,256
Wells Fargo
5.433%, SOFR + 1.230%, 01/23/2047 (A)		1,397	1,324
5.389%, SOFR + 2.020%, 04/24/2034 (A)		1,090	1,106
5.211%, SOFR + 1.380%, 12/03/2035 (A)		420	418
4.970%, SOFR + 1.370%, 04/23/2029 (A)		1,635	1,649
4.960%, SOFR + 1.100%, 01/23/2037 (A)		893	870
4.182%, SOFR + 0.740%, 01/23/2030 (A)		1,965	1,948
Wells Fargo MTN
5.557%, SOFR + 1.990%, 07/25/2034 (A)		1,530	1,568
4.897%, SOFR + 2.100%, 07/25/2033 (A)		1,085	1,079
3.526%, SOFR + 1.510%, 03/24/2028 (A)		2,075	2,058
2.393%, SOFR + 2.100%, 06/02/2028 (A)		125	122
Willis North America
4.550%, 03/15/2031		1,665	1,641
			251,465
Health Care — 2.3%
1261229 BC
10.000%, 04/15/2032 (C)		445	456
Abbott Laboratories
5.600%, 03/15/2066		530	516
5.500%, 03/15/2056		1,200	1,177
AbbVie
5.550%, 03/15/2056		315	308
5.500%, 03/15/2064		225	215
5.200%, 03/15/2035		435	443
5.050%, 03/15/2034		489	496
4.800%, 03/15/2027		876	880
4.750%, 03/15/2036		926	908
4.500%, 05/14/2035		1,105	1,069
4.450%, 05/14/2046		153	131
4.400%, 03/15/2033		1,234	1,211
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 11/21/2049	$1,259	$1,022
4.125%, 03/15/2031	716	706
4.050%, 11/21/2039	272	239
3.200%, 11/21/2029	1,276	1,230
Alcon Finance
5.375%, 12/06/2032 (C)	1,110	1,136
Amgen
6.375%, 06/01/2037	910	992
5.650%, 03/02/2053	285	276
5.650%, 02/19/2056	693	672
5.600%, 03/02/2043	505	498
5.500%, 02/19/2046	185	178
4.850%, 02/19/2036	1,288	1,265
4.400%, 05/01/2045	375	316
2.000%, 01/15/2032	1,515	1,311
Astrazeneca Finance
4.600%, 03/02/2036	617	605
4.300%, 03/02/2033	463	454
4.000%, 03/02/2031	725	712
Bayer US Finance
6.875%, 11/21/2053 (C)	500	527
Bayer US Finance II
4.875%, 06/25/2048 (C)	865	709
4.625%, 06/25/2038 (C)	420	375
4.375%, 12/15/2028 (C)	3,688	3,651
Centene
3.000%, 10/15/2030	1,908	1,672
Cigna Group
5.250%, 01/15/2036	115	115
4.875%, 09/15/2032	1,250	1,248
4.375%, 10/15/2028	810	809
3.400%, 03/01/2027	380	377
3.400%, 03/15/2051	588	399
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (A)	615	634
6.750%, H15T5Y + 2.516%, 12/10/2054 (A)	230	233
5.450%, 09/15/2035	583	585
5.050%, 03/25/2048	4,734	4,062
4.780%, 03/25/2038	465	429
3.250%, 08/15/2029	635	608
1.875%, 02/28/2031	1,660	1,449
Elevance Health
5.200%, 02/15/2035	1,010	1,008
5.000%, 01/15/2036	2,465	2,415
Eli Lilly
4.600%, 08/14/2034	482	477
EMD Finance
5.000%, 10/15/2035 (C)	1,040	1,026
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (C)	1,345	1,319

SEI Institutional Managed Trust	121

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GE HealthCare Technologies
5.500%, 06/15/2035		$425	$434
Gilead Sciences
4.000%, 09/01/2036		262	242
HCA
5.900%, 06/01/2053		257	245
5.250%, 06/15/2026		620	620
5.250%, 06/15/2049		398	351
4.600%, 11/15/2032		690	671
3.500%, 09/01/2030		2,000	1,899
3.500%, 07/15/2051		2,275	1,506
2.375%, 07/15/2031		751	664
Health Care Service A Mutual Legal Reserve
5.200%, 06/15/2029 (C)		1,830	1,856
Humana
3.700%, 03/23/2029		3,205	3,115
Johnson & Johnson
3.625%, 03/03/2037		1,049	942
Kedrion
6.500%, 09/01/2029 (C)		330	318
Medline Borrower
6.250%, 04/01/2029 (C)		370	377
3.875%, 04/01/2029 (C)		1,145	1,108
Molina Healthcare
6.500%, 02/15/2031 (C)		144	142
6.250%, 01/15/2033 (C)		181	175
Molnlycke Holding MTN
4.250%, 06/11/2034	EUR	110	127
Novartis Capital
5.700%, 03/18/2056		$172	173
5.600%, 03/18/2046		215	215
4.900%, 03/18/2036		1,518	1,515
4.600%, 03/18/2033		1,022	1,018
4.600%, 11/05/2035		1,045	1,024
4.400%, 03/18/2031		726	726
4.100%, 03/16/2029		540	539
PeaceHealth Obligated Group
4.855%, 11/15/2032		1,670	1,662
Pfizer
4.875%, 11/15/2035		1,340	1,327
4.200%, 11/15/2030		975	968
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063		181	164
5.300%, 05/19/2053		174	162
4.750%, 05/19/2033		1,151	1,147
Roche Holdings
4.374%, 12/02/2032 (C)		450	444
4.075%, 12/02/2030 (C)		650	642
Royalty Pharma
5.200%, 09/25/2035		2,742	2,706
3.550%, 09/02/2050		796	537
3.300%, 09/02/2040		174	132
2.200%, 09/02/2030		349	315
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sartorius Finance BV
4.875%, 09/14/2035	EUR	500	$595
4.500%, 09/14/2032		100	118
Star Parent
9.000%, 10/01/2030 (C)		$255	264
Tenet Healthcare
4.375%, 01/15/2030		185	179
Teva Pharmaceutical Finance Netherlands IV BV
5.750%, 12/01/2030		87	88
Thermo Fisher Scientific
4.902%, 02/12/2036		958	951
4.550%, 06/15/2033		432	427
4.215%, 02/12/2031		827	818
UnitedHealth Group
5.875%, 02/15/2053		1,190	1,172
5.625%, 07/15/2054		1,919	1,829
5.500%, 07/15/2044		424	409
4.750%, 05/15/2052		250	211
4.250%, 04/15/2047		450	360
3.050%, 05/15/2041		121	90
Universal Health Services
1.650%, 09/01/2026		685	677
			81,945

Industrials — 2.3%
AA Bond MTN
5.500%, 07/31/2032	GBP	260	333
AerCap Ireland Capital DAC
6.450%, 04/15/2027		$614	626
4.950%, 09/10/2034		3,510	3,411
3.000%, 10/29/2028		4,305	4,144
American Airlines Pass-Through Trust
4.900%, 05/11/2038		785	764
BAE Systems
5.250%, 03/26/2031 (C)		1,185	1,216
Boeing
6.858%, 05/01/2054		361	397
6.388%, 05/01/2031		1,025	1,093
6.298%, 05/01/2029		710	745
5.805%, 05/01/2050		612	592
Caterpillar Financial Services
4.375%, 08/16/2029		396	397
Caterpillar Financial Services MTN
5.000%, 05/14/2027		1,054	1,064
Cintas No. 2
4.000%, 05/01/2032		415	403
Crowley Conro
4.181%, 08/15/2043		346	323
Deere
5.700%, 01/19/2055		732	746
Delta Air Lines
5.250%, 07/10/2030		1,548	1,558

122	SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 07/10/2028		$1,376	$1,381
4.750%, 10/20/2028 (C)		1,032	1,031
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028		2,685	2,596
Eaton
4.800%, 03/06/2036		598	590
4.500%, 03/06/2033		1,556	1,535
4.200%, 03/06/2031		2,070	2,040
3.950%, 03/06/2029		916	907
3.850%, 03/06/2028		1,446	1,435
Eaton Capital ULC
4.450%, 05/09/2030		460	460
4.000%, 03/10/2038	EUR	720	818
Embraer Netherlands Finance BV
5.980%, 02/11/2035		$572	590
5.400%, 01/09/2038		522	499
Gabx Leasing
5.300%, 04/15/2036 (C)		720	707
4.625%, 04/15/2031 (C)		540	532
Gatwick Funding MTN
3.625%, 10/16/2033	EUR	100	112
GE Vernova
5.500%, 02/04/2056		$689	663
4.875%, 02/04/2036		2,315	2,294
General Electric
4.900%, 01/29/2036		941	942
4.300%, 07/29/2030		1,034	1,031
General Electric MTN
4.394%, TSFR3M + 0.742%, 08/15/2036 (A)		2,400	2,262
Heathrow Funding MTN
3.875%, 01/16/2036	EUR	370	412
1.125%, 10/08/2030		795	809
Honeywell Aerospace
5.852%, 03/16/2066 (C)		$78	77
5.732%, 03/16/2056 (C)		1,927	1,905
5.622%, 03/16/2046 (C)		379	374
4.950%, 03/16/2036 (C)		3,857	3,827
4.600%, 03/16/2033 (C)		3,010	2,975
4.300%, 03/16/2031 (C)		1,704	1,686
4.000%, 03/16/2029 (C)		1,113	1,103
3.900%, 03/16/2028 (C)		1,856	1,842
Howmet Aerospace
4.850%, 10/15/2031		469	475
4.750%, 04/15/2036		463	450
Huntington Ingalls Industries
5.749%, 01/15/2035		920	951
Icahn Enterprises
10.000%, 11/15/2029 (C)		1,645	1,620
9.750%, 01/15/2029		75	74
JetBlue Airways
9.875%, 09/20/2031 (C)		73	69
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
John Deere Capital
4.650%, 01/07/2028		$611	$616
4.500%, 01/08/2027		872	875
John Deere Capital MTN
5.150%, 09/08/2026		645	648
4.150%, 09/15/2027		691	692
Leidos
5.000%, 03/15/2036		2,400	2,320
Norfolk Southern
5.100%, 05/01/2035		590	592
Northrop Grumman
5.250%, 07/15/2035		457	466
4.650%, 07/15/2030		492	495
Otis Worldwide
3.112%, 02/15/2040		545	414
Pacific National Finance Pty MTN
3.700%, 09/24/2029	AUD	960	600
Paychex
5.350%, 04/15/2032		$580	583
Prime Security Services Borrower
5.750%, 04/15/2026 (C)		18	18
Raven Acquisition Holdings
6.875%, 11/15/2031 (C)		120	116
Seche Environnement
5.870%, EUAMDB05 + 3.707%(A)(H)	EUR	200	224
Siemens Funding BV
5.800%, 05/28/2055 (C)		$457	465
5.200%, 05/28/2035 (C)		690	707
4.600%, 05/28/2030 (C)		749	755
4.350%, 05/26/2028 (C)		1,122	1,127
Smiths Group MTN
3.625%, 11/13/2033	EUR	625	694
Southwest Airlines
5.250%, 11/15/2035		$328	308
Sydney Airport Finance Pty MTN
5.900%, 04/19/2034	AUD	350	236
TransDigm
7.125%, 12/01/2031 (C)		$330	341
6.625%, 03/01/2032 (C)		220	224
Uber Technologies
5.350%, 09/15/2054		791	728
4.800%, 09/15/2034		892	873
4.800%, 09/15/2035		594	577
4.150%, 01/15/2031		891	871
Union Pacific
5.600%, 12/01/2054		266	261
United Airlines Class A Pass-Through Trust
5.800%, 01/15/2036		1,152	1,186
United Airlines Holdings
5.375%, 03/01/2031		625	612
4.875%, 03/01/2029		1,250	1,223
Verisk Analytics
5.125%, 03/15/2036		1,088	1,063

SEI Institutional Managed Trust	123

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.450%, 03/15/2031	$544	$535
Vertiv Holdings
4.850%, 03/15/2036	1,630	1,585
VT Topco
8.500%, 08/15/2030 (C)	376	382
		82,298

Information Technology — 1.8%
Apple
3.950%, 08/08/2052	663	514
2.650%, 05/11/2050	486	297
2.375%, 02/08/2041	187	133
AppLovin
5.950%, 12/01/2054	1,100	999
Broadcom
5.200%, 07/15/2035	360	363
5.150%, 11/15/2031	1,178	1,208
5.050%, 07/12/2029	1,263	1,289
4.926%, 05/15/2037 (C)	3,560	3,453
4.900%, 07/15/2032	692	698
4.800%, 10/15/2034	1,229	1,210
4.600%, 07/15/2030	1,107	1,113
4.550%, 02/15/2032	878	870
4.150%, 11/15/2030	289	285
3.419%, 04/15/2033	529	484
Cadence Design Systems
4.300%, 09/10/2029	1,465	1,460
4.200%, 09/10/2027	302	302
Cisco Systems
5.500%, 02/24/2055	176	171
Cloud Software Group
8.250%, 06/30/2032 (C)	349	331
Dell International
5.000%, 04/01/2030	1,140	1,154
4.500%, 02/15/2031	2,290	2,263
Flex
5.375%, 11/13/2035	514	505
5.250%, 01/15/2032	240	241
Foundry JV Holdco
6.300%, 01/25/2039 (C)	226	235
6.100%, 01/25/2036 (C)	1,820	1,875
5.900%, 01/25/2033 (C)	1,662	1,709
5.500%, 01/25/2031 (C)	419	428
Intel
5.900%, 02/10/2063	260	241
5.625%, 02/10/2043	147	139
3.734%, 12/08/2047	1,535	1,073
3.250%, 11/15/2049	1,274	805
2.800%, 08/12/2041	221	152
Jabil
4.750%, 02/01/2033	419	408
4.200%, 02/01/2029	419	414
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Open Text
6.900%, 12/01/2027 (C)		$304	$312
Oracle
6.850%, 02/04/2066		299	275
6.700%, 02/04/2056		2,544	2,361
6.550%, 02/04/2046		515	480
6.000%, 08/03/2055		266	223
5.950%, 09/26/2055		485	408
5.875%, 09/26/2045		695	600
5.700%, 02/04/2036		480	462
5.550%, 02/06/2053		366	292
5.375%, 09/27/2054		1,424	1,102
5.350%, 05/04/2033		787	766
5.200%, 09/26/2035		1,664	1,561
4.950%, 02/04/2031		787	770
4.800%, 09/26/2032		3,412	3,249
4.650%, 05/06/2030		330	323
4.550%, 02/04/2029		851	840
4.450%, 09/26/2030		2,335	2,250
4.375%, 05/15/2055		940	621
4.000%, 07/15/2046		601	405
3.900%, 05/15/2035		1,615	1,367
3.800%, 11/15/2037		3,495	2,776
3.600%, 04/01/2040		130	94
3.600%, 04/01/2050		2,680	1,618
2.875%, 03/25/2031		1,910	1,696
Salesforce
6.550%, 03/15/2056		1,480	1,485
5.550%, 03/15/2036		1,195	1,191
5.200%, 03/15/2033		2,665	2,661
4.900%, 09/15/2031		600	599
4.650%, 03/15/2029		3,335	3,342
Sprint Capital
8.750%, 03/15/2032		1,895	2,253
Synopsys
5.700%, 04/01/2055		419	401
5.150%, 04/01/2035		520	521
5.000%, 04/01/2032		605	610
4.850%, 04/01/2030		756	761
4.650%, 04/01/2028		529	531
TeamSystem
5.000%, 07/01/2031	EUR	205	218
UKG
6.875%, 02/01/2031 (C)		$220	215
			66,461

Materials — 0.5%
Amcor Finance USA
3.625%, 04/28/2026		2,425	2,424
Amcor UK Finance
3.750%, 02/20/2033	EUR	1,590	1,769
Anglo American Capital
5.750%, 04/05/2034 (C)		$1,715	1,765

124	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 03/19/2036 (C)	$733	$717
5.000%, 03/21/2033 (C)	733	722
4.625%, 03/19/2031 (C)	733	724
Ardagh Group
12.000%, 12/01/2030 (C)	175	147
9.500%, 12/01/2030 (C)	45	47
Ball
3.125%, 09/15/2031	370	333
Berry Global
1.650%, 01/15/2027	2,985	2,922
Corp Nacional del Cobre de Chile
5.950%, 01/08/2034	438	448
Eastman Chemical
4.500%, 02/20/2031	906	886
Glencore Funding
5.508%, 04/01/2036 (C)	673	675
5.200%, 07/01/2033 (C)	917	918
4.900%, 07/01/2031 (C)	989	988
International Flavors & Fragrances
3.268%, 11/15/2040 (C)	535	399
2.300%, 11/01/2030 (C)	1,425	1,270
1.832%, 10/15/2027 (C)	130	125
SNF Group
5.626%, 03/31/2031 (C)	1,092	1,105
		18,384

Real Estate — 0.9%
Agree
5.600%, 06/15/2035	519	532
4.800%, 10/01/2032	241	239
2.600%, 06/15/2033	109	93
American Assets Trust
3.375%, 02/01/2031	1,280	1,154
American Homes 4 Rent
5.500%, 07/15/2034	348	348
5.250%, 03/15/2035	149	147
4.950%, 06/15/2030	447	448
4.300%, 04/15/2052	198	151
3.625%, 04/15/2032	596	550
American Tower
5.550%, 07/15/2033	720	740
4.700%, 12/15/2032	1,610	1,582
2.700%, 04/15/2031	575	521
1.875%, 10/15/2030	530	468
AvalonBay Communities MTN
2.450%, 01/15/2031	175	159
Brixmor Operating Partnership
4.850%, 02/15/2033	244	240
2.500%, 08/16/2031	570	507
Digital Dutch Finco BV
3.875%, 07/15/2034	EUR 185	204
3.875%, 03/15/2035	120	132
1.000%, 01/15/2032	315	303
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Equinix
3.900%, 04/15/2032		$1,005	$949
Equinix Europe 2 Financing
4.600%, 11/15/2030		700	694
3.625%, 11/22/2034	EUR	1,055	1,150
Essex Portfolio
2.550%, 06/15/2031		$228	204
Extra Space Storage
3.900%, 04/01/2029		226	222
2.400%, 10/15/2031		405	354
2.200%, 10/15/2030		371	332
FIBRA Prologis
5.625%, 01/14/2038 (C)		543	516
5.500%, 11/26/2035 (C)		534	516
GLP Capital
5.750%, 11/01/2037		855	828
5.625%, 03/01/2036		970	943
4.000%, 01/15/2031		50	47
Healthcare Realty Holdings
3.625%, 01/15/2028		115	113
3.100%, 02/15/2030		880	828
Hudson Pacific Properties
3.950%, 11/01/2027		1,338	1,263
Invitation Homes Operating Partnership
4.950%, 01/15/2033		285	278
4.150%, 04/15/2032		693	651
2.000%, 08/15/2031		880	753
Kimco Realty OP
5.300%, 02/01/2036		532	538
4.850%, 03/01/2035		475	465
LXP Industrial Trust
6.750%, 11/15/2028		73	77
Prologis Targeted US Logistics Fund
4.625%, 03/15/2033 (C)		2,579	2,508
Realty Income
4.875%, 07/06/2030	EUR	300	359
4.750%, 04/15/2033		$924	911
2.850%, 12/15/2032		320	284
2.100%, 03/15/2028		248	238
Regency Centers
5.250%, 01/15/2034		700	707
5.000%, 07/15/2032		507	511
4.500%, 03/15/2033		362	353
2.950%, 09/15/2029		817	779
Sabra Health Care
3.900%, 10/15/2029		1,390	1,348
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/2080 (A)(C)		2,300	2,282
Simon Property Group
4.750%, 09/26/2034		500	489
Store Capital
4.950%, 02/11/2031 (C)		541	536

SEI Institutional Managed Trust	125

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.750%, 11/18/2030		$419	$377
2.700%, 12/01/2031		154	134
VICI Properties
4.125%, 08/15/2030 (C)		39	37
3.875%, 02/15/2029 (C)		305	297
WP Carey
4.250%, 07/23/2032	EUR	200	230
3.750%, 05/10/2035		575	620
			33,239

Utilities — 3.5%
AEP Texas
6.650%, 02/15/2033		$500	542
5.850%, 10/15/2055		910	877
AEP Transmission
5.375%, 06/15/2035		565	574
Alliant Energy
5.750%, H15T5Y + 2.077%, 04/01/2056 (A)		935	909
Alliant Energy Finance
3.600%, 03/01/2032 (C)		300	277
American Electric Power
6.050%, H15T5Y + 1.940%, 03/15/2056 (A)		2,075	2,056
5.800%, H15T5Y + 2.128%, 03/15/2056 (A)		500	494
American Transmission Systems
2.650%, 01/15/2032 (C)		1,026	919
AmeriGas Partners
9.500%, 06/01/2030 (C)		105	111
Amprion GmbH MTN
4.580%, 01/15/2046	EUR	500	563
Arizona Public Service
5.900%, 08/15/2055		$586	577
5.100%, 03/15/2036		992	975
Ausgrid Finance Pty MTN
5.946%, 12/10/2035	AUD	520	347
Baltimore Gas and Electric
5.450%, 06/01/2035		$596	611
2.250%, 06/15/2031		462	413
Berkshire Hathaway Energy
2.850%, 05/15/2051		1,330	801
Boston Gas
4.487%, 02/15/2042 (C)		35	30
Brooklyn Union Gas
6.415%, 07/18/2054 (C)		1,995	2,028
CenterPoint Energy
5.950%, H15T5Y + 2.223%, 04/01/2056 (A)		945	937
CenterPoint Energy Houston Electric
5.150%, 03/01/2034		2,200	2,226
4.950%, 08/15/2035		710	702
4.850%, 04/01/2036		644	631
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.600%, 03/01/2052		$253	$181
Centerpoint Energy Restoration Bond III
4.480%, 06/15/2035		1,510	1,486
Chile Electricity Lux MPC II SARL
5.672%, 10/20/2035 (C)		2,363	2,386
5.580%, 10/20/2035 (C)		313	314
Chile Electricity Lux MPC SARL
6.010%, 01/20/2033 (C)		761	785
Consolidated Edison of New York
4.450%, 03/15/2044		805	687
3.700%, 11/15/2059		172	117
3.200%, 12/01/2051		77	50
Constellation Energy Generation
3.900%, 01/08/2028		440	436
Consumers Energy
5.050%, 05/15/2035		1,366	1,372
4.500%, 01/15/2031		895	896
Consumers Securitization Funding
5.550%, 03/01/2028		206	207
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (A)		1,250	1,239
DTE Electric
3.650%, 03/01/2052		183	132
2.950%, 03/01/2050		539	349
DTE Energy
5.050%, 10/01/2035		2,715	2,675
Duke Energy
3.500%, 06/15/2051		212	142
Duke Energy Carolinas
3.550%, 03/15/2052		310	219
2.850%, 03/15/2032		574	522
2.550%, 04/15/2031		156	143
Duke Energy Florida
4.850%, 12/01/2035		473	464
4.200%, 12/01/2030		231	229
2.400%, 12/15/2031		460	411
Duke Energy Indiana
2.750%, 04/01/2050		605	368
Duke Energy Progress
4.100%, 05/15/2042		400	332
3.700%, 10/15/2046		105	78
2.500%, 08/15/2050		466	267
DWR Cymru Financing UK MTN
6.250%, 09/08/2037	GBP	260	338
2.375%, 03/31/2034		640	627
Electricite de France
9.125%, H15T5Y + 5.411%(A)(C)(H)		$325	376
Electricite de France MTN
7.375%, GUKG5 + 3.775%(A)(H)	GBP	100	133
5.636%, 08/28/2035	AUD	310	203
4.750%, 06/17/2044	EUR	700	797
2.000%, 12/09/2049		700	477

126	SEI Institutional Managed Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
EnBW International Finance BV MTN
5.792%, 02/26/2036	AUD	520	$344
Enel
4.500%, EUAMDB05 + 1.821%(A)(H)	EUR	620	677
Entergy
6.100%, H15T5Y + 2.013%, 06/15/2056 (A)		$1,400	1,382
Entergy Arkansas
5.150%, 01/15/2033		693	705
2.650%, 06/15/2051		308	178
Entergy Mississippi
5.800%, 04/15/2055		452	445
Entergy Texas
5.250%, 04/15/2035		775	782
Evergy Metro
5.300%, 10/01/2041		100	97
Eversource Energy
5.950%, 02/01/2029		430	446
Exelon
4.950%, 03/15/2036		1,288	1,249
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (C)		264	268
4.550%, 03/15/2031 (C)		991	988
4.300%, 01/15/2029 (C)		543	540
3.250%, 03/15/2028 (C)		334	326
Florida Power & Light
5.600%, 02/15/2066		420	405
Interstate Power and Light
5.450%, 09/30/2054		1,140	1,057
Jersey Central Power & Light
5.100%, 01/15/2035		412	412
4.400%, 01/15/2031 (C)		798	786
4.150%, 01/15/2029 (C)		479	476
2.750%, 03/01/2032 (C)		838	753
Kentucky Utilities
5.850%, 08/15/2055		565	562
KeySpan Gas East
3.586%, 01/18/2052 (C)		2,595	1,721
2.742%, 08/15/2026 (C)		1,025	1,018
Louisville Gas and Electric
5.450%, 04/15/2033		1,895	1,957
MidAmerican Energy
5.500%, 11/15/2056		382	366
4.800%, 09/15/2043		830	750
2.700%, 08/01/2052		297	179
Mississippi Power
4.250%, 03/15/2042		174	146
3.100%, 07/30/2051		554	359
National Gas Transmission MTN
4.250%, 04/05/2030	EUR	1,000	1,177
NextEra Energy Capital Holdings
5.450%, 03/15/2035		$4,250	4,321
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NiSource
5.800%, 02/01/2042		$149	$147
5.750%, H15T5Y + 2.035%, 07/15/2056 (A)		1,750	1,723
5.350%, 04/01/2034		2,875	2,925
Nortegas Energia Grupo SL MTN
4.125%, 01/21/2033	EUR	400	446
Northern States Power
5.650%, 06/15/2054		$296	291
5.400%, 03/15/2054		207	196
5.050%, 05/15/2035		746	751
Ohio Edison
4.950%, 12/15/2029 (C)		445	449
Oncor Electric Delivery
5.900%, 03/15/2056 (C)		827	826
5.800%, 04/01/2055		872	863
5.350%, 04/01/2035		255	260
4.500%, 03/15/2031 (C)		1,156	1,150
Pacific Gas and Electric
6.100%, 01/15/2029		3,910	4,046
6.100%, 10/15/2055		478	459
5.200%, 05/01/2036		1,780	1,735
5.050%, 10/15/2032		746	741
5.000%, 06/04/2028		1,230	1,240
4.950%, 07/01/2050		1,826	1,513
4.200%, 06/01/2041		199	160
3.950%, 12/01/2047		1,057	769
3.500%, 08/01/2050		175	116
2.500%, 02/01/2031		1,325	1,188
2.100%, 08/01/2027		1,705	1,652
PacifiCorp
2.900%, 06/15/2052		1,330	756
PECO Energy
5.650%, 09/15/2055		730	718
4.150%, 10/01/2044		900	737
2.850%, 09/15/2051		557	342
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.450%, 02/03/2036 (C)		553	529
4.750%, 02/03/2031 (C)		900	873
Piedmont Natural Gas
3.500%, 06/01/2029		736	715
PSEG Power
5.750%, 05/15/2035 (C)		2,225	2,260
Public Service Electric and Gas MTN
5.125%, 03/15/2053		545	497
2.700%, 05/01/2050		160	99
2.050%, 08/01/2050		95	50
1.900%, 08/15/2031		794	696
Public Service of Colorado
5.250%, 04/01/2053		1,090	986
5.150%, 09/15/2035		740	738

SEI Institutional Managed Trust	127

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Public Service of Oklahoma
5.450%, 01/15/2036		$1,730	$1,741
5.200%, 01/15/2035		1,146	1,140
3.150%, 08/15/2051		232	148
Redexis MTN
4.375%, 05/30/2031	EUR	500	578
RTE Reseau de Transport d'Electricite SADIR MTN
3.750%, 04/30/2044		200	211
RWE Finance US
5.125%, 09/18/2035 (C)		$1,400	1,361
Sempra
5.250%, 03/15/2036		1,890	1,863
Severn Trent Utilities Finance MTN
3.875%, 08/04/2037	EUR	355	393
Southern
6.000%, H15T5Y + 1.993%, 04/01/2058 (A)		$1,310	1,317
3.750%, H15T5Y + 2.915%, 09/15/2051 (A)		2,175	2,153
Southern California Edison
4.125%, 03/01/2048		60	45
Southern Gas Capital
5.150%, 09/15/2032		500	507
4.400%, 05/30/2047		500	408
Southern Power
4.900%, 10/01/2035		1,300	1,257
Southwestern Electric Power
3.250%, 11/01/2051		400	256
Southwestern Public Service
3.750%, 06/15/2049		845	609
Suburban Propane Partners
6.500%, 12/15/2035 (C)		370	360
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (C)		2,252	2,288
Union Electric
5.200%, 04/01/2034		870	884
United Utilities Water Finance MTN
3.750%, 05/23/2034	EUR	220	248
3.750%, 08/07/2035		285	319
Veolia Environnement
2.500%(A)(H)		600	653
Virginia Electric and Power
5.000%, 01/15/2034		$3,561	3,549
4.950%, 03/15/2036		1,053	1,026
4.650%, 08/15/2043		585	508
2.950%, 11/15/2051		462	284
Virginia Power Fuel Securitization
5.088%, 05/01/2027		553	556
Vistra Operations
5.700%, 12/30/2034 (C)		1,815	1,826
5.250%, 10/15/2035 (C)		1,720	1,670
4.700%, 01/31/2031 (C)		1,935	1,904

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wisconsin Electric Power
4.150%, 10/15/2030		$642	$633
Yorkshire Water Finance MTN
6.375%, 11/18/2034	GBP	885	1,176
2.750%, 04/18/2041		380	311
			127,734
Total Corporate Obligations
(Cost $874,023) ($ Thousands)			854,912

ASSET-BACKED SECURITIES — 7.3%

Automotive — 1.9%
Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/2028		$285	285
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (C)		102	102
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A3
4.900%, 09/17/2029 (C)		230	231
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027		33	33
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028		292	293
AmeriCredit Automobile Receivables Trust, Ser 2026-1, Cl A3
4.150%, 11/18/2032 (C)		1,119	1,115
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/2032 (C)		675	678
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (C)		265	266
AutoNation Finance Trust, Ser 2025-1A, Cl A3
4.620%, 11/13/2029 (C)		681	684
BMW Vehicle Lease Trust, Ser 2025-1, Cl A3
4.430%, 06/26/2028		765	767
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028		93	93
BofA Auto Trust, Ser 2025-1A, Cl A2A
4.520%, 11/22/2027 (C)		106	106
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/2029 (C)		220	221
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027		33	33

128	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carmax Auto Owner Trust, Ser 2025-2, Cl A3
4.480%, 03/15/2030	$1,614	$1,622
Carmax Auto Owner Trust, Ser 2025-3, Cl A3
4.350%, 07/15/2030	943	945
Carmax Auto Owner Trust, Ser 2025-3, Cl A4
4.470%, 01/15/2031	636	639
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (C)	295	295
Corporate One Auto Receivables Trust, Ser 2026-1A, Cl A2
4.130%, 09/15/2028 (C)	615	614
Corporate One Auto Receivables Trust, Ser 2026-1A, Cl A3
4.150%, 03/15/2030 (C)	240	239
Enterprise Fleet Financing, Ser 2025-1, Cl A3
4.820%, 02/20/2029 (C)	1,375	1,387
FCCU Auto Receivables Trust, Ser 2026-1A, Cl A2
3.980%, 10/15/2029 (C)	890	888
FCCU Auto Receivables Trust, Ser 2026-1A, Cl A3
4.010%, 04/15/2031 (C)	620	615
Ford Credit Auto Owner Trust, Ser 2025-1, Cl A
4.860%, 08/15/2037 (C)(D)	1,241	1,263
Ford Credit Auto Owner Trust, Ser 2025-2, Cl A
4.370%, 02/15/2038 (C)(D)	491	490
Ford Credit Auto Owner Trust, Ser 2026-1, Cl A
4.320%, 08/15/2038 (C)(D)	2,665	2,645
Ford Credit Floorplan Master Owner Trust A, Ser 2023-1, Cl A1
4.920%, 05/15/2028 (C)	1,470	1,472
Ford Credit Floorplan Master Owner Trust A, Ser 2024-3, Cl A1
4.300%, 09/15/2029 (C)	1,477	1,479
Ford Credit Floorplan Master Owner Trust A, Ser 2025-1, Cl A1
4.630%, 04/15/2030	1,672	1,683
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A3
4.660%, 02/21/2028	1,130	1,135
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A2A
4.550%, 07/20/2027	347	348
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A3
4.580%, 05/22/2028	785	789
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/2028	$720	$720
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A3
3.840%, 02/18/2031	541	538
GM Financial Revolving Receivables Trust, Ser 2024-1, Cl A
4.980%, 12/11/2036 (C)	760	774
GM Financial Revolving Receivables Trust, Ser 2025-1, Cl A
4.640%, 12/11/2037 (C)	457	461
GMF Floorplan Owner Revolving Trust, Ser 2024-1A, Cl A1
5.130%, 03/15/2029 (C)	1,035	1,044
GMF Floorplan Owner Revolving Trust, Ser 2025-2A, Cl A
4.640%, 03/15/2030 (C)	1,759	1,770
Honda Auto Receivables Owner Trust, Ser 2026-1, Cl A4
3.860%, 05/21/2032	1,065	1,050
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/2028 (C)	2,085	2,097
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A3
4.530%, 04/17/2028 (C)	2,232	2,241
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/2028 (C)	1,260	1,264
Hyundai Auto Receivables Trust, Ser 2023- A, Cl A4
4.480%, 07/17/2028	604	604
Hyundai Auto Receivables Trust, Ser 2023- B, Cl A3
5.480%, 04/17/2028	130	131
Hyundai Auto Receivables Trust, Ser 2026- A, Cl A4
3.900%, 12/15/2032	918	908
LAD Auto Receivables Trust, Ser 2025-2A, Cl A3
4.250%, 01/15/2030 (C)	925	925
LAD Auto Receivables Trust, Ser 2025-3A, Cl A2
4.060%, 03/15/2029 (C)	1,765	1,765
Mercedes-Benz Auto Lease Trust, Ser 2025- A, Cl A2A
4.570%, 04/17/2028	472	473
Mercedes-Benz Auto Lease Trust, Ser 2025- A, Cl A3
4.610%, 04/16/2029	495	499
Mercedes-Benz Auto Receivables Trust, Ser 2025-1, Cl A3
4.780%, 12/17/2029	758	764

SEI Institutional Managed Trust	129

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nissan Auto Lease Trust, Ser 2026-A, Cl A3
3.870%, 03/15/2029	$1,150	$1,142
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (C)	215	216
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl A3
5.630%, 01/16/2029	204	205
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A3
4.670%, 08/15/2029	850	853
Santander Drive Auto Receivables Trust, Ser 2025-3, Cl A3
4.380%, 01/15/2030	1,034	1,035
SBNA Auto Lease Trust, Ser 2024-C, Cl A4
4.420%, 03/20/2029 (C)	365	366
SBNA Auto Lease Trust, Ser 2025-A, Cl A3
4.830%, 04/20/2028 (C)	1,620	1,625
SBNA Auto Receivables Trust, Ser 2024-A, Cl A3
5.320%, 12/15/2028 (C)	104	104
SBNA Auto Receivables Trust, Ser 2024-A, Cl A4
5.210%, 04/16/2029 (C)	169	170
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A3
5.110%, 06/15/2029 (C)	462	464
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/2029 (C)	521	524
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A4
4.940%, 01/21/2031 (C)	148	149
SFS Auto Receivables Securitization Trust, Ser 2024-2A, Cl A3
5.330%, 11/20/2029 (C)	426	430
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A4
4.580%, 05/20/2031 (C)	632	634
SFS Auto Receivables Securitization Trust, Ser 2025-3A, Cl A3
4.120%, 04/21/2031 (C)	1,000	998
SFS Auto Receivables Securitization Trust, Ser 2026-1A, Cl A3
3.960%, 07/21/2031 (C)	2,844	2,820
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A2
4.630%, 07/20/2027 (C)	600	601
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028 (C)	575	577
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-CA, Cl A3
4.110%, 04/20/2029 (C)	1,041	1,036
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Auto Loan Extended Note Trust, Ser 2024-1A, Cl A
5.160%, 11/25/2036 (C)	$3,205	$3,291
Toyota Auto Loan Extended Note Trust, Ser 2025-1A, Cl A
4.650%, 05/25/2038 (C)	2,035	2,051
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (C)	902	903
Toyota Lease Owner Trust, Ser 2025-A, Cl A3
4.750%, 02/22/2028 (C)	885	889
Toyota Lease Owner Trust, Ser 2025-B, Cl A3
3.960%, 11/20/2028 (C)	1,330	1,324
Toyota Lease Owner Trust, Ser 2026-A, Cl A3
3.820%, 02/20/2029 (C)	1,557	1,547
USB Auto Owner Trust, Ser 2025-1A, Cl A3
4.490%, 06/17/2030 (C)	773	776
USB Auto Owner Trust, Ser 2025-1A, Cl A4
4.620%, 12/16/2030 (C)	231	232
Veridian Auto Receivables Trust, Ser 2023- 1A, Cl A3
5.560%, 03/15/2028 (C)	185	185
Volkswagen Auto Lease Trust, Ser 2026-A, Cl A3
4.170%, 03/20/2029	1,271	1,268
World Omni Auto Receivables Trust, Ser 2025-C, Cl A3
4.080%, 11/15/2030	905	904
		68,802

Credit Cards — 0.2%
American Express Credit Account Master Trust, Ser 2025-2, Cl A
4.280%, 04/15/2030	2,870	2,880
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	790	795
Synchrony Card Funding, Ser 2025-A2, Cl A
4.490%, 05/15/2031	556	559
Synchrony Card Funding, Ser 2026-A1, Cl A
4.180%, 03/15/2032	1,764	1,761
		5,995

Mortgage Related Securities — 0.7%
Accredited Mortgage Loan Trust, Ser 2007- 1, Cl M2
4.063%, TSFR1M + 0.384%, 02/25/2037 (A)	5,000	4,817

130	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Aegis Asset-Backed Securities Mortgage Pass-Through Certificates, Ser 2003-3, Cl M1
4.843%, TSFR1M + 1.164%, 01/25/2034 (A)	$260	$262
Carrington Mortgage Loan Trust Series, Ser 2006-FRE1, Cl A4
4.043%, TSFR1M + 0.364%, 04/25/2036 (A)	2,526	2,350
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2003-6, Cl 1A5
4.856%, 11/25/2034 (D)	15	15
CWABS Asset-backed Certificates Series, Ser 2007-12, Cl 2A4
5.143%, TSFR1M + 1.464%, 08/25/2047 (A)	4,310	4,082
CWABS Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A2
4.593%, TSFR1M + 0.914%, 10/25/2047 (A)	874	811
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
4.453%, TSFR1M + 0.774%, 01/25/2036 (A)	1,990	1,940
GSAMP Trust, Ser 2005-WMC3, Cl A2C
4.453%, TSFR1M + 0.774%, 12/25/2035 (A)	2,228	2,193
GSAMP Trust, Ser 2006-HE3, Cl A2D
4.293%, TSFR1M + 0.614%, 05/25/2046 (A)	2,483	2,410
MASTR Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
4.353%, TSFR1M + 0.674%, 05/25/2037 (A)	5,500	4,767
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
4.468%, TSFR1M + 0.789%, 12/25/2034 (A)	61	61
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
4.343%, TSFR1M + 0.664%, 09/25/2034 (A)	260	251
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
4.213%, TSFR1M + 0.534%, 02/25/2037 (A)	1,243	1,225
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
4.228%, TSFR1M + 0.549%, 07/25/2036 (A)	1,092	1,089
		26,273
Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 4.5%

AIMCO CLO 22, Ser 2024-22A, Cl A
5.168%, TSFR3M + 1.500%, 04/19/2037 (A)(C)		$1,330	$1,330
Arbour CLO IV DAC, Ser 2025-4A, Cl BRRR
4.062%, EUR003M + 2.000%, 11/15/2039 (A)(C)	EUR	1,600	1,846
Ares European CLO XVII DAC, Ser 2025-17A, Cl BR
4.018%, EUR003M + 1.900%, 01/15/2040 (A)(C)		1,800	2,075
Ares European Clo XXIII DAC, Ser 2025- 23A, Cl B
3.879%, EUR003M + 1.800%, 01/15/2040 (A)(C)		950	1,083
Ares LXV CLO, Ser 2025-65A, Cl A1R
4.788%, TSFR3M + 1.120%, 07/25/2034 (A)(C)		$3,000	2,995
Bain Capital Credit CLO, Ser 2026-2A, Cl AR3
4.646%, TSFR3M + 0.980%, 07/19/2034 (A)(C)		2,800	2,793
Bain Capital Credit CLO, Ser 2026-4A, Cl A1RR
4.668%, TSFR3M + 1.000%, 10/20/2034 (A)(C)		2,500	2,497
Barings Equipment Finance, Ser 2026-A, Cl A3
4.080%, 07/13/2033 (C)		422	420
CIFC Funding 2023-II, Ser 2026-2A, Cl AR
4.792%, TSFR3M + 1.130%, 01/21/2037 (A)(C)		2,350	2,347
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (C)		2,325	2,325
Clover CLO, Ser 2024-1A, Cl A1RR
5.198%, TSFR3M + 1.530%, 04/20/2037 (A)(C)		3,000	3,000
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 11/15/2027		152	152
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028		391	393
College Avenue Student Loans, Ser 2017-A, Cl A1
5.443%, TSFR1M + 1.764%, 11/26/2046 (A)(C)		155	156
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)		109	107
College Avenue Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)		225	216

SEI Institutional Managed Trust	131

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
College Avenue Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (C)	$210	$191
College Avenue Student Loans, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (C)	459	428
Consolidated Communications, Ser 2025- 1A, Cl A2
6.000%, 05/20/2055 (C)	1,025	1,040
CyrusOne Data Centers Issuer I, Ser 2024- 1A, Cl A2
4.760%, 03/22/2049 (C)	3,000	2,940
Dell Equipment Finance Trust, Ser 2025-1, Cl A3
4.610%, 02/24/2031 (C)	1,835	1,844
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (C)	183	184
DLLAA, Ser 2025-1A, Cl A3
4.950%, 09/20/2029 (C)	1,110	1,121
DLLAD, Ser 2024-1A, Cl A3
5.300%, 07/20/2029 (C)	1,810	1,838
DLLAD, Ser 2025-1A, Cl A2
4.460%, 11/20/2028 (C)	420	421
DLLAD, Ser 2025-1A, Cl A3
4.420%, 09/20/2030 (C)	635	638
Dryden 55 CLO, Ser 2018-55A, Cl A1
4.954%, TSFR3M + 1.282%, 04/15/2031 (A)(C)	88	88
Dryden 95 CLO, Ser 2025-95A, Cl BR
5.256%, TSFR3M + 1.600%, 08/20/2034 (A)(C)	2,900	2,897
Dryden 98 CLO, Ser 2026-98A, Cl AR
4.696%, TSFR3M + 1.020%, 04/20/2035 (A)(C)	3,100	3,094
EDvestinU Private Education Loan Issue No. 4, Ser 2022-A, Cl A
5.250%, 11/25/2040 (C)	525	523
Elmwood CLO 29, Ser 2024-5A, Cl AR1
5.188%, TSFR3M + 1.520%, 04/20/2037 (A)(C)	760	760
FIGRE Trust, Ser 2024-HE6, Cl A
5.724%, 12/25/2054 (A)(C)	2,914	2,929
FIGRE Trust, Ser 2025-HE6, Cl A
5.044%, 09/25/2055 (A)(C)	3,057	3,028
FIGRE Trust, Ser 2025-HE7, Cl A
5.150%, 11/25/2055 (A)(C)	1,384	1,375
Gracie Point International Funding, Ser 2025-1A, Cl B
5.669%, SOFR30A + 2.000%, 08/15/2028 (A)(C)	2,440	2,440
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (C)	174	171
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
J.G. Wentworth XXXIX, Ser 2017-2A, Cl B
5.090%, 09/17/2074 (C)	$1,183	$1,066
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	514	489
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	688	625
LCM 31, Ser 2024-31A, Cl BR
5.418%, TSFR3M + 1.750%, 07/20/2034 (A)(C)	3,000	2,993
LCM 37, Ser 2024-37A, Cl A1R
4.732%, TSFR3M + 1.060%, 04/15/2034 (A)(C)	2,642	2,640
LCM 41, Ser 2025-41A, Cl A1R
4.872%, TSFR3M + 1.200%, 04/15/2036 (A)(C)	3,000	2,996
Lightpath Fiber Issuer, Ser 2026-1A, Cl A2
5.597%, 03/25/2056 (C)	2,150	2,144
Magnetite XXIII, Ser 2026-23A, Cl AR2
4.637%, TSFR3M + 0.990%, 01/25/2035 (A)(C)	3,000	2,994
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	185	185
MVW, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (C)	71	69
MVW, Ser 2023-2A, Cl A
6.180%, 11/20/2040 (C)	365	375
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	2	2
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	736	732
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	49	49
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	193	191
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	492	479
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	683	661
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (C)	169	162
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (C)	439	412
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (C)	625	572

132	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (C)	$131	$120
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (C)	567	515
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (C)	1,205	1,078
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (C)	547	488
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (C)	131	118
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (C)	546	496
Navient Refinance Loan Trust, Ser 2025-B, Cl A
4.720%, 09/15/2055 (C)	1,002	996
Navient Refinance Loan Trust, Ser 2025-C, Cl A
4.800%, 10/15/2055 (C)	790	785
Navient Refinance Loan Trust, Ser 2026-A, Cl A
4.500%, 01/18/2056 (C)	2,006	1,983
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	109	108
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (C)	593	525
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
4.309%, SOFR90A + 0.422%, 01/25/2037 (A)	134	134
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
4.259%, SOFR90A + 0.372%, 10/25/2033 (A)	776	770
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
4.050%, SOFR90A + 0.362%, 03/23/2037 (A)	613	608
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
4.070%, SOFR90A + 0.382%, 12/24/2035 (A)	578	574
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (C)	846	806
Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (C)		$984	$929
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062 (C)		193	184
Nelnet Student Loan Trust, Ser 2025-CA, Cl A1A
4.670%, 06/22/2065 (C)		1,861	1,840
Neuberger Berman Loan Advisers CLO 51, Ser 2026-51A, Cl AR2
4.668%, TSFR3M + 1.000%, 10/23/2036 (A)(C)		2,500	2,495
Octagon 53, Ser 2021-1A, Cl A
4.964%, TSFR3M + 1.292%, 04/15/2034 (A)(C)		3,750	3,749
Octagon Investment Partners 41, Ser 2025- 2A, Cl A2R2
5.272%, TSFR3M + 1.600%, 10/15/2033 (A)(C)		3,000	2,998
Octagon Investment Partners 50, Ser 2025- 4A, Cl BR2
5.222%, TSFR3M + 1.550%, 01/15/2035 (A)(C)		2,300	2,298
Owl Rock CLO III, Ser 2024-3A, Cl AR
5.518%, TSFR3M + 1.850%, 04/20/2036 (A)(C)		1,180	1,180
Park Avenue Institutional Advisers CLO, Ser 2025-2A, Cl BR
5.272%, TSFR3M + 1.600%, 07/15/2034 (A)(C)		2,800	2,797
Penta CLO 21 DAC, Ser 2026-21A, Cl B
3.962%, EUR003M + 1.900%, 02/16/2039 (A)(C)	EUR	2,750	3,179
RAD CLO 21, Ser 2025-21A, Cl A1R
4.738%, TSFR3M + 1.070%, 01/25/2037 (A)(C)		$2,900	2,894
Rockford Tower CLO, Ser 2025-1A, Cl BR
5.368%, TSFR3M + 1.700%, 07/20/2035 (A)(C)		3,200	3,195
RR 16, Ser 2025-16A, Cl A2R
5.172%, TSFR3M + 1.500%, 07/15/2036 (A)(C)		3,000	2,994
SBA Small Business Investment, Ser 2018- 10B, Cl 1
3.548%, 09/10/2028		215	211
SBA Small Business Investment, Ser 2022- 10A, Cl 1
2.938%, 03/10/2032		606	572
SBA Small Business Investment, Ser 2022- 10B, Cl 1
4.262%, 09/10/2032		351	347

SEI Institutional Managed Trust	133

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SBA Small Business Investment, Ser 2025- 10A, Cl 1
4.963%, 03/10/2035	$1,409	$1,429
SBA Small Business Investment, Ser 2025- 10B, Cl 1
4.532%, 09/10/2035	1,853	1,842
SBA Small Business Investment, Ser 2026- 10A, Cl 1
4.626%, 03/10/2036	1,860	1,864
SCF Equipment Trust, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (C)	439	440
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
4.246%, TSFR3M + 0.572%, 12/15/2038 (A)	388	385
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
5.153%, SOFR90A + 1.462%, 12/15/2033 (A)(C)	890	880
SLM Student Loan Trust, Ser 2005-4, Cl A4
4.309%, SOFR90A + 0.432%, 07/25/2040 (A)	1,791	1,748
SLM Student Loan Trust, Ser 2006-8, Cl A6
4.309%, SOFR90A + 0.422%, 01/25/2041 (A)	1,187	1,151
SLM Student Loan Trust, Ser 2007-7, Cl B
4.899%, SOFR90A + 1.012%, 10/27/2070 (A)	1,050	1,091
SLM Student Loan Trust, Ser 2008-2, Cl B
5.349%, SOFR90A + 1.462%, 01/25/2083 (A)	685	729
SLM Student Loan Trust, Ser 2008-3, Cl B
5.349%, SOFR90A + 1.462%, 04/26/2083 (A)	685	711
SLM Student Loan Trust, Ser 2008-4, Cl A4
5.799%, SOFR90A + 1.912%, 07/25/2022 (A)	166	166
SLM Student Loan Trust, Ser 2008-4, Cl B
5.999%, SOFR90A + 2.112%, 04/25/2073 (A)	685	724
SLM Student Loan Trust, Ser 2008-5, Cl A4
6.275%, SOFR90A + 1.962%, 07/25/2023 (A)	23	23
SLM Student Loan Trust, Ser 2008-5, Cl B
5.999%, SOFR90A + 2.112%, 07/25/2073 (A)	685	726
SLM Student Loan Trust, Ser 2008-6, Cl B
5.999%, SOFR90A + 2.112%, 07/26/2083 (A)	685	709
SLM Student Loan Trust, Ser 2008-7, Cl B
5.999%, SOFR90A + 2.112%, 07/26/2083 (A)	685	683
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (C)	$551	$521
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A1
4.517%, TSFR1M + 0.844%, 01/15/2053 (A)(C)	555	550
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (C)	1,603	1,484
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (C)	2,007	1,846
SMB Private Education Loan Trust, Ser 2021-A, Cl B
2.310%, 01/15/2053 (C)	519	507
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (C)	1,223	1,157
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (C)	80	73
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (C)	1,129	1,071
SMB Private Education Loan Trust, Ser 2024-A, Cl A1A
5.240%, 03/15/2056 (C)	309	312
SMB Private Education Loan Trust, Ser 2024-E, Cl A1A
5.090%, 10/16/2056 (C)	957	964
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (C)	417	374
South Carolina Student Loan, Ser 2015-A, Cl A
5.293%, TSFR1M + 1.614%, 01/25/2036 (A)	16	16
SVC ABS, Ser 2026-1A, Cl B
5.795%, 03/20/2056 (C)	1,600	1,579
Switch ABS Issuer, Ser 2025-1A, Cl A2
5.036%, 03/25/2055 (C)	2,880	2,775
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/2029 (C)	2,291	2,294
T-Mobile US Trust, Ser 2026-1A, Cl A
4.250%, 10/21/2030 (C)	910	904
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	424	407
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	613	593

134	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	$443	$448
United States Small Business Administration, Ser 2025-25F, Cl 1
5.100%, 06/01/2050	440	451
United States Small Business Administration, Ser 2025-25J, Cl 1
4.790%, 10/01/2050	775	782
Valley Stream Park CLO, Ser 2024-1A, Cl ARR
4.858%, TSFR3M + 1.190%, 01/20/2037 (A)(C)	3,000	3,000
Verizon Master Trust Series, Ser 2024-5, Cl A
5.000%, 06/21/2032 (C)	1,475	1,504
Verizon Master Trust Series, Ser 2025-2, Cl A
4.940%, 01/20/2033 (C)	1,978	2,018
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	430	431
Verizon Master Trust, Ser 2023-6, Cl B
4.860%, 09/22/2031 (C)	445	450
Verizon Master Trust, Ser 2023-7, Cl A1A
5.670%, 11/20/2029	1,130	1,141
Verizon Master Trust, Ser 2024-7, Cl A
4.350%, 08/20/2032 (C)	3,086	3,095
Verizon Master Trust, Ser 2025-10, Cl A
4.280%, 10/20/2033 (C)	1,124	1,115
Verizon Master Trust, Ser 2025-4, Cl A
4.760%, 03/21/2033 (C)	1,279	1,296
Verizon Master Trust, Ser 2025-8, Cl A
4.160%, 08/22/2033 (C)	1,595	1,580
		163,526

Total Asset-Backed Securities
(Cost $264,647) ($ Thousands)		264,596

SOVEREIGN DEBT — 1.3%
Abu Dhabi Government International Bond
5.500%, 04/30/2054(C)	1,500	1,436
Brazilian Government International Bond
6.625%, 03/15/2035	446	456
4.750%, 01/14/2050	740	534
Chile Government International Bond
4.350%, 04/13/2031	842	826
Colombia Government International Bond
7.750%, 11/07/2036	436	446
Export Finance & Insurance
4.625%, 10/26/2027(C)	1,196	1,208
Guatemala Government Bond
6.250%, 08/15/2036	999	1,015

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Hungary Government International Bond
5.500%, 03/26/2036(C)		$278	$271
Indonesia Government International Bond
4.900%, 04/16/2036		726	694
4.300%, 04/16/2031		766	747
Israel Government International Bond
5.750%, 03/12/2054		277	257
4.500%, 01/13/2031		1,225	1,199
3.875%, 07/03/2050		530	373
3.375%, 01/15/2050		280	181
2.750%, 07/03/2030		470	430
Kuwait International Government Bond
4.652%, 10/09/2035(C)		2,014	1,934
4.136%, 10/09/2030(C)		2,130	2,082
4.016%, 10/09/2028(C)		1,603	1,579
Mexico Government International Bond
7.375%, 05/13/2055		1,925	2,022
6.750%, 02/09/2056		400	388
6.050%, 01/11/2040		1,210	1,173
5.625%, 09/22/2035		218	211
5.375%, 03/22/2033		1,976	1,930
4.750%, 03/08/2044		2,126	1,704
4.600%, 01/23/2046		528	404
4.600%, 02/10/2048		422	317
4.400%, 02/12/2052		477	338
3.500%, 02/12/2034		2,423	2,063
New South Wales Treasury
5.250%, 02/24/2038	AUD	4,060	2,651
Oman Government International Bond
6.250%, 01/25/2031(C)		$599	625
Paraguay Government International Bond
6.650%, 03/04/2055(C)		200	208
5.400%, 03/30/2050(C)		1,191	1,056
Philippine Government International Bond
5.000%, 01/27/2036		670	652
Qatar Government International Bond
5.103%, 04/23/2048(C)		285	263
4.817%, 03/14/2049(C)		238	210
4.400%, 04/16/2050(C)		318	263
Queensland Treasury
5.250%, 08/13/2038(C)	AUD	4,060	2,631
Republic of South Africa Government International Bond
5.875%, 04/20/2032		$400	398
Romanian Government International Bond
6.625%, 05/16/2036		732	727
5.750%, 03/24/2035		680	643
Saudi Government International Bond
5.875%, 01/12/2056(C)		1,299	1,244
4.875%, 01/12/2036(C)		822	800
4.125%, 01/12/2029(C)		915	901
Treasury Corp of Victoria MTN
2.000%, 11/20/2037	AUD	1,685	780

SEI Institutional Managed Trust	135

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
United Kingdom Gilt
4.375%, 03/07/2028	GBP	6,015	$7,926

Total Sovereign Debt
(Cost $49,765) ($ Thousands)			48,196

LOAN PARTICIPATIONS — 0.4%
ABG Intermediate Holdings 2 LLC, 2024-1 Refinancing Term Loan, 1st Lien
5.918%, CME Term SOFR + 2.250%, 12/21/2028 (A)		$111	111
Action Environmental Group, Inc., The, Initial Term Loan, 1st Lien
6.700%, CME Term SOFR + 3.000%, 10/24/2030 (A)		80	80
Advantage Sales & Marketing Inc., Term B-2 Loan Retired 03/11/2026, 1st Lien
8.163%, CME Term SOFR + 4.250%, 10/28/2027 (A)		127	96
Alpha Generation, LLC, Initial Term B Loan, 1st Lien
5.418%, CME Term SOFR + 1.750%, 09/30/2031 (A)		243	243
AmSpec Parent, LLC, Amendment No. 1 Other Term Loan
7.200%, CME Term SOFR + 3.500%, 12/22/2031 (A)		161	160
Arches Buyer Inc., Refinancing Term Loan, 1st Lien
7.018%, CME Term SOFR + 3.250%, 12/06/2027 (A)		56	56
Arcwood Environmental, Inc., Initial Term Loan
6.692%, CME Term SOFR + 3.000%, 04/01/2033 (A)(I)		85	85
Asurion, LLC, New B-4 Term Loan, 2nd Lien
9.032%, CME Term SOFR + 5.250%, 01/20/2029 (A)		37	36
Barracuda Parent, LLC, Initial Term Loan, 1st Lien
8.167%, CME Term SOFR + 4.500%, 08/15/2029 (A)		74	47
BCPE Empire Holdings, Inc., Amendment No. 10 Incremental Term Loan (First Lien)
7.173%, CME Term SOFR + 3.500%, 12/29/2032 (A)		384	377
BCPE North Star US Holdco 2, Inc., Initial Term Loan, 1st Lien
7.782%, CME Term SOFR + 4.000%, 06/09/2028 (A)		152	151
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Blackhawk Network Holdings, Inc., Term B-3 Loan, 1st Lien
7.168%, CME Term SOFR + 3.500%, 03/12/2029 (A)	$131	$130
C&S Wholesale Grocers, LLC, Initial Term Loan, 1st Lien
8.700%, CME Term SOFR + 5.000%, 09/20/2030 (A)	254	248
Cast & Crew LLC, Incremental Facility No. 2 Incremental Term Loan, 1st Lien
7.417%, CME Term SOFR + 3.750%, 12/29/2028 (A)	56	21
Celsius, Inc., 2025 Refinancing Term Loan, 1st Lien
6.200%, CME Term SOFR + 2.500%, 04/01/2032 (A)	91	91
Charter Communications Operating, LLC, Term B-5 Loan, 1st Lien
5.911%, CME Term SOFR + 2.250%, 12/15/2031 (A)	250	250
City Football Group Limited, Term B-1 Loan
7.168%, CME Term SOFR + 3.500%, 07/18/2030 (A)	201	201
Cleanova US Holdings LLC, Initial Term Loan, 1st Lien
8.425%, CME Term SOFR + 4.750%, 06/14/2032 (A)	72	72
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, 1st Lien
6.950%, CME Term SOFR + 3.250%, 03/21/2031 (A)	96	88
Cloudera, Inc., Initial Term Loan, 1st Lien
7.518%, CME Term SOFR + 3.750%, 10/08/2028 (A)	207	184
CPI Buyer, LLC, Initial Term Loan, 1st Lien
7.661%, CME Term SOFR + 4.000%, 05/27/2032 (A)	107	106
Darktrace Finco US LLC, Initial Term Loan, 1st Lien
6.898%, CME Term SOFR + 3.250%, 10/09/2031 (A)	131	125
Dave & Buster's, Inc., 2024 Incremental Term B Loan, 1st Lien
7.072%, CME Term SOFR + 3.250%, 11/01/2031 (A)	151	126
Delivery Hero SE, 2026 Dollar Term Loan
8.716%, CME Term SOFR + 5.000%, 06/30/2032 (A)(I)	112	108
Delivery Hero SE, Extended Dollar Term Loan, 1st Lien
8.843%, CME Term SOFR + 5.000%, 12/12/2029 (A)	304	298

136	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
DraftKings Inc., Term Loan B, 1st Lien
5.419%, CME Term SOFR + 1.750%, 03/04/2032 (A)	$107	$107
DTI Holdco, Inc., 2025 Refinancing Term Loan, 1st Lien
7.668%, CME Term SOFR + 4.000%, 04/26/2029 (A)	67	58
EagleView Technology Corporation, Term Loan, 1st Lien
10.200%, CME Term SOFR + 6.500%, 08/14/2028 (A)	214	194
Entain PLC, Facility B6 (USD), 1st Lien
5.951%, CME Term SOFR + 2.250%, 10/31/2029 (A)	79	79
EOC Borrower, LLC, Term A Loan, 1st Lien
7.418%, CME Term SOFR + 3.750%, 03/24/2028 (A)	58	58
First Eagle Holdings, Inc., Initial Term Loan, 1st Lien
7.200%, CME Term SOFR + 3.500%, 08/16/2032 (A)	166	164
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, 1st Lien
5.450%, CME Term SOFR + 1.750%, 11/30/2030 (A)	166	164
Genesys Cloud Services Holdings I, LLC, Initial 2025 Dollar Term Loan, 1st Lien
6.168%, CME Term SOFR + 2.500%, 01/30/2032 (A)	79	76
Gogo Intermediate Holdings LLC, Initial Term Loan, 1st Lien
7.532%, CME Term SOFR + 3.750%, 04/30/2028 (A)	101	88
Great Canadian Gaming Corporation, 2024 Refinancing Term Loan, 1st Lien
8.437%, CME Term SOFR + 4.750%, 11/01/2029 (A)(I)	187	183
HDI Aerospace Intermediate Holding III Corporation, Initial Term Loan, 1st Lien
7.400%, CME Term SOFR + 3.750%, 02/11/2032 (A)	134	134
Heartland Dental, LLC, 2025 Replacement Term Loan, 1st Lien
7.418%, CME Term SOFR + 3.750%, 08/25/2032 (A)	197	196
Hilton Domestic Operating Company Inc., Series B-4 Term Loan, 1st Lien
5.429%, CME Term SOFR + 1.750%, 11/08/2030 (A)	607	607
Hologic, Inc., USD Initial Term B Loan (First Lien)
5.924%, CME Term SOFR + 2.250%, 04/07/2033 (A)(I)	116	115
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Ingenovis Health, Inc., Initial Term Loan, 1st Lien
8.184%, CME Term SOFR + 4.250%, 03/06/2028 (A)	$195	$53
Iqvia Inc., Incremental Term B-5 Dollar Loan, 1st Lien
5.450%, CME Term SOFR + 1.750%, 01/02/2031 (A)	208	209
Jane Street Group, LLC, Seventh Amendment Extended Term Loan, 1st Lien
5.673%, CME Term SOFR + 2.000%, 12/15/2031 (A)	170	167
Kelso Industries LLC, Initial Term Loan, 1st Lien
9.418%, CME Term SOFR + 5.750%, 12/30/2029 (A)	133	132
KUEHG Corp., 2025 Refinancing Term Loan, 1st Lien
6.450%, CME Term SOFR + 2.750%, 06/12/2030 (A)	64	57
Lavender Dutch BorrowerCo B.V., Facility B (USD), 1st Lien
6.950%, CME Term SOFR + 3.250%, 12/30/2032 (A)(I)	158	156
LSF12 Crown US Commercial Bidco, LLC, 2026 Refinancing Term Loan, 1st Lien
6.668%, CME Term SOFR + 3.000%, 12/02/2031 (A)	58	58
Magnite, Inc., Amendment No.2 Initial Term Loan, 1st Lien
6.668%, CME Term SOFR + 3.000%, 02/06/2031 (A)	81	80
McAfee Corp., Second Amendment Tranche B-1 Term Loan, 1st Lien
6.668%, CME Term SOFR + 3.000%, 03/01/2029 (A)	111	99
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
7.918%, CME Term SOFR + 4.250%, 05/03/2028 (A)	125	107
MH Sub I, LLC (Micro Holding Corp.), 2024 December New Term Loan, 1st Lien
7.918%, CME Term SOFR + 4.250%, 12/31/2031 (A)(I)	192	128
Michaels Companies, Inc. The, Term B Loan (2026), 1st Lien
8.668%, CME Term SOFR + 5.000%, 03/15/2033 (A)	326	315
ModivCare Buyer, LLC, Super Senior Term Loan, 1st Lien
7.951%, CME Term SOFR + 4.250%, 12/29/2030 (A)	204	202

SEI Institutional Managed Trust	137

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
ModivCare Buyer, LLC, Takeback Term Loan
8.701%, CME Term SOFR + 5.000%, 12/29/2030 (A)	$276	$254
Naked Juice LLC, Initial Second Out Term Loan, 1st Lien
7.050%, CME Term SOFR + 3.250%, 01/24/2029 (A)	97	51
Naked Juice LLC, New Money First Out Term Loan, 1st Lien
9.200%, CME Term SOFR + 5.500%, 01/24/2029 (A)	618	614
Oak-Eagle Acquireco, Inc., Term Loan B1
0.000%, 03/24/2033 (A)(E)(I)	44	44
Opal Bidco SAS, Facility B4, 1st Lien
6.700%, CME Term SOFR + 3.000%, 04/28/2032 (A)	97	97
Peer Holding III B.V., Additional Facility (USD) 3, 1st Lien
5.950%, CME Term SOFR + 2.250%, 10/14/2032 (A)	208	205
Peer Holding III B.V., Facility B5B, 1st Lien
6.200%, CME Term SOFR + 2.500%, 07/01/2031 (A)	263	263
Pelican Products, Inc., Initial Term Loan (First Lien)
8.211%, CME Term SOFR + 4.250%, 12/29/2028 (A)(I)	228	202
Peraton Corp., Term B Loan, 1st Lien
7.517%, CME Term SOFR + 3.750%, 02/01/2028 (A)	149	127
Plano Holdco, Inc., Closing Date Term Loan, 1st Lien
7.200%, CME Term SOFR + 3.500%, 10/02/2031 (A)	42	33
Planview Parent, Inc., 2024-B Incremental Term Loan, 1st Lien
7.200%, CME Term SOFR + 3.500%, 12/17/2027 (A)	351	259
Potomac Energy Center, LLC, Amendment No. 3 Term Loan, 1st Lien
6.417%, CME Term SOFR + 2.750%, 08/05/2032 (A)	67	67
Primo Brands Corporation, 2026 Refinancing Term Loan, 1st Lien
6.450%, CME Term SOFR + 2.750%, 03/31/2031 (A)(I)	66	66
Priority Holdings, LLC, 2025-1 Refinancing Term Loan, 1st Lien
7.418%, CME Term SOFR + 3.750%, 08/02/2032 (A)	189	184
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, 1st Lien
6.950%, CME Term SOFR + 3.250%, 10/26/2030 (A)	$378	$285
Quartz AcquireCo, LLC, Term B-2 Loan, 1st Lien
5.950%, CME Term SOFR + 2.250%, 06/28/2030 (A)	158	131
QuidelOrtho Corporation, Term A Loan
5.918%, CME Term SOFR + 2.250%, 08/21/2030 (A)	141	134
QuidelOrtho Corporation, Term B Loan, 1st Lien
7.668%, CME Term SOFR + 4.000%, 08/20/2032 (A)	177	177
Raising Canes Restaurants, L.L.C. , First Amendment New Term Loan, 1st Lien
5.668%, CME Term SOFR + 2.000%, 11/03/2032 (A)	140	139
Red Ventures, LLC (New Imagitas, Inc.), Term B-5 Loan (First Lien
6.418%, CME Term SOFR + 2.750%, 03/04/2030 (A)	135	118
Renaissance Holding Corp., 2024-2 Term Loan, 1st Lien
7.667%, CME Term SOFR + 4.000%, 04/05/2030 (A)	319	225
Sabre GLBL Inc., 2024 Term B-1 Loan, 1st Lien
9.768%, CME Term SOFR + 6.000%, 11/15/2029 (A)	86	67
Secretariat Advisors LLC, Delayed Draw Term Loan
4.000%, 02/28/2032 (A)(I)	9	9
Secretariat Advisors LLC, Initial Term Loan, 1st Lien
7.700%, CME Term SOFR + 4.000%, 02/28/2032 (A)(I)	73	72
SkyMiles IP Ltd. (Delta Air Lines, Inc.), 2025 Replacement Term Loan, 1st Lien
5.168%, CME Term SOFR + 1.500%, 10/20/2028 (A)	211	211
SonarSource Financing, LLC, Initial Term Loan, 1st Lien
8.168%, CME Term SOFR + 4.500%, 12/19/2030 (A)	138	126
Sophos Holdings SARL, 2025 Incremental Term Loan, 1st Lien
7.282%, CME Term SOFR + 3.500%, 03/05/2027 (A)	56	53

138	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
South Field Energy LLC, Term Loan B, 1st Lien
6.700%, CME Term SOFR + 3.000%, 08/29/2031 (A)	$70	$70
South Field Energy LLC, Term Loan C, 1st Lien
6.700%, CME Term SOFR + 3.000%, 08/29/2031 (A)	4	4
Star Parent, Inc., Term Loan B, 1st Lien
7.700%, CME Term SOFR + 4.000%, 09/27/2030 (A)	48	47
Station Casinos LLC, Term B Facility, 1st Lien
5.668%, CME Term SOFR + 2.000%, 03/14/2031 (A)	60	60
Stubhub Holdco Sub, LLC, Extended USD Term B Loan, 1st Lien
8.418%, CME Term SOFR + 4.750%, 03/15/2030 (A)	53	52
TKO Worldwide Holdings, LLC, Additional Term B-5 Loan, 1st Lien
5.664%, CME Term SOFR + 2.000%, 11/21/2031 (A)	147	146
TransDigm Inc., New Tranche J Term Loan, 1st Lien
6.168%, CME Term SOFR + 2.500%, 02/28/2031 (A)	249	250
TransDigm Inc., Tranche M Term Loan, 1st Lien
6.168%, CME Term SOFR + 2.500%, 08/19/2032 (A)	196	196
TripAdvisor, Inc., Initial Term B Loan, 1st Lien
6.418%, CME Term SOFR + 2.750%, 07/08/2031 (A)	110	104
TTF Lower Intermediate, LLC, Initial Term Loan, 1st Lien
7.376%, CME Term SOFR + 3.750%, 07/18/2031 (A)	231	171
Virgin Media Bristol LLC, Facility Y, 1st Lien
7.052%, CME Term SOFR + 3.175%, 03/31/2031 (A)(I)	584	531
Vistra Operations Company LLC, 2018 Incremental Term Loan, 1st Lien
5.418%, CME Term SOFR + 1.750%, 12/20/2030 (A)	269	269
Voyager Parent, LLC, 2026 Refinancing Term B Loan, 1st Lien
7.950%, CME Term SOFR + 4.250%, 07/01/2032 (A)	218	216
WEC US Holdings Inc., Initial Term Loan, 1st Lien
5.668%, CME Term SOFR + 2.000%, 01/27/2031 (A)	109	109
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Xerox Corporation, Initial Term Loan, 1st Lien
7.730%, CME Term SOFR + 4.000%, 11/19/2029 (A)	$358	$225
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
0.500%, 03/11/2030 (A)	92	90
Ziggo Financing Partnership, Term Loan N Facility, 1st Lien
7.027%, CME Term SOFR + 3.250%, 01/15/2033 (A)	140	136

Total Loan Participations
(Cost $15,192) ($ Thousands)		14,365

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Resolution Funding Interest
0.000%, 01/15/2030(B)	905	778
Resolution Funding Principal
0.000%, 04/15/2030(B)	4,270	3,624

Total U.S. Government Agency Obligations
(Cost $4,581) ($ Thousands)		4,402

MUNICIPAL BONDS — 0.1%
California — 0.0%
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	650	476

Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	413	457

New York — 0.0%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	505	423

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	247	203

Texas — 0.1%
Board of Regents of the University of Texas System, Ser B, RB
2.439%, 08/15/2049	295	179

SEI Institutional Managed Trust	139

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049		$445	$486
			665

Total Municipal Bonds
(Cost $2,440) ($ Thousands)			2,224

CONVERTIBLE BONDS — 0.0%
Cellnex Telecom
0.750%, 11/20/2031	EUR	400	410
Delivery Hero
1.500%, 01/15/2028		200	215

Total Convertible Bonds
(Cost $636) ($ Thousands)			625

	Shares
COMMON STOCK — 0.0%
ModivCare *	30,328	167

Total Common Stock
(Cost $243) ($ Thousands)		167

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	153,149,976	153,150
Total Cash Equivalent
(Cost $153,150) ($ Thousands)		153,150
Total Investments in Securities — 109.2%
(Cost $4,016,639) ($ Thousands)		$3,951,316

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	1,973	Jun-2026	$410,974	$409,290	$(1,684)
U.S. 5-Year Treasury Notes	1,542	Jun-2026	168,890	166,812	(2,078)
U.S. 10-Year Treasury Notes	274	Jun-2026	30,929	30,427	(502)
U.S. Long Treasury Bonds	41	Jun-2026	4,820	4,669	(151)
U.S. Ultra Long Treasury Bonds	148	Jun-2026	17,723	17,251	(472)
			633,336	628,449	(4,887)
Short Contracts
Australian 10-Year Bonds	(110)	Jun-2026	$(8,411)	$(8,119)	$10
Australian 3-Year Bonds	(45)	Jun-2026	(3,313)	(3,195)	7
Euro-BOBL	(76)	Jun-2026	(10,274)	(10,108)	97
Euro-BUND 10-Year Bonds	(82)	Jun-2026	(12,231)	(11,847)	247
Euro-BUXL	(9)	Jun-2026	(1,182)	(1,144)	22
Euro-SCHATZ	(102)	Jun-2026	(12,585)	(12,427)	66
Long GILT 10-Year Bonds	(15)	Jun-2026	(1,858)	(1,736)	81
U.S. Ultra Long Treasury Bonds	(123)	Jun-2026	(14,755)	(14,337)	418

140	SEI Institutional Managed Trust

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Ultra 10-Year U.S. Treasury Notes	(716)	Jun-2026	$(82,490)	$(81,277)	$1,213
			(147,099)	(144,190)	2,161
			$486,237	$484,259	$(2,726)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	04/01/26	USD	138	AUD	195	$(5)
Bank of America	04/01/26	GBP	576	USD	772	13
Bank of America	04/01/26	AUD	1,479	USD	992	(21)
Bank of America	06/26/26	EUR	469	USD	546	4
Barclays PLC	04/01/26	GBP	439	USD	587	9
Barclays PLC	04/01/26	EUR	1,491	USD	1,752	34
Citigroup	04/01/26	EUR	302	USD	351	4
Citigroup	06/26/26	GBP	11,680	USD	15,547	152
Goldman Sachs	04/01/26	USD	147	AUD	211	(2)
Goldman Sachs	04/01/26	AUD	528	USD	353	(9)
Goldman Sachs	04/01/26	GBP	1,000	USD	1,342	24
Goldman Sachs	04/01/26	USD	428	EUR	372	—
Goldman Sachs	04/01/26	USD	833	EUR	713	(11)
Goldman Sachs	04/01/26	EUR	4,354	USD	5,065	48
Goldman Sachs	04/01/26	EUR	448	USD	514	(2)
Goldman Sachs	06/26/26	EUR	27,214	USD	31,480	3
JPMorgan Chase Bank	04/01/26	USD	127	AUD	181	(3)
JPMorgan Chase Bank	04/01/26	USD	658	EUR	576	5
JPMorgan Chase Bank	04/01/26	GBP	9,666	USD	12,957	211
JPMorgan Chase Bank	04/01/26	AUD	11,700	USD	7,853	(160)
JPMorgan Chase Bank	04/01/26	EUR	21,745	USD	25,505	450
JPMorgan Chase Bank	06/26/26	EUR	571	USD	658	(1)
JPMorgan Chase Bank	06/26/26	AUD	13,119	USD	9,016	46
						$789

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2026 is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
PAY: 1D STERLING OVERNIGHT INDEX AVERAGE(SONIA)	REC: 3.933% FIXED	Annual	03/20/2028	GBP	40,748	$(141)	$(173)	$32

Percentages are based on Net Assets of $3,617,530 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2026.
†	Investment in Affiliated Security (see Note 6).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Zero coupon security.
(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2026, the value of these securities amounted to $535,245 ($ Thousands), representing 14.8% of the Net Assets of the Fund.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	No interest rate available.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Security is in default on interest payment.
(H)	Perpetual security with no stated maturity date.
(I)	Unsettled bank loan. Interest rate may not be available.

SEI Institutional Managed Trust	141

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Core Fixed Income Fund (Concluded)

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	1,419,388	–	1,419,388
U.S. Treasury Obligations	–	1,189,291	–	1,189,291
Corporate Obligations	–	854,912	–	854,912
Asset-Backed Securities	–	264,596	–	264,596
Sovereign Debt	–	48,196	–	48,196
Loan Participations	–	14,365	–	14,365
U.S. Government Agency Obligations	–	4,402	–	4,402
Municipal Bonds	–	2,224	–	2,224
Convertible Bonds	–	625	–	625
Common Stock	–	167	–	167
Cash Equivalent	153,150	–	–	153,150
Total Investments in Securities	153,150	3,798,166	–	3,951,316
Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2,161	–	–	2,161
Unrealized Depreciation	(4,887)	–	–	(4,887)
Forward Contracts*
Unrealized Appreciation	–	1,003	–	1,003
Unrealized Depreciation	–	(214)	–	(214)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Depreciation	–	32	–	32
Total Other Financial Instruments	(2,726)	821	–	(1,905)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$67,891	$1,321,776	$(1,236,517)	$—	$—	$153,150	$2,339	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

142	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 79.4%
Communication Services — 10.8%
Altice Financing
5.750%, 08/15/2029 (A)	$735	$515
Altice France
9.500%, 11/01/2029 (A)	296	299
6.875%, 10/15/2030 (A)	1,862	1,781
6.875%, 07/15/2032 (A)	191	181
6.500%, 04/15/2032 (A)(B)	305	289
Altice France Lux 3
10.000%, 01/15/2033 (A)	2,668	2,425
AMC Entertainment Holdings
7.500%, 02/15/2029 (A)	965	687
AMC Networks
10.500%, 07/15/2032 (A)	280	276
ANGI Group
3.875%, 08/15/2028 (A)	289	257
APLD ComputeCo 2
6.750%, 03/15/2031 (A)	1,422	1,412
Beasley Mezzanine Holdings
9.200%, 08/01/2028 (A)(B)(C)	2,901	1,073
Belo
7.250%, 09/15/2027	250	257
Black Pearl Compute
6.125%, 02/15/2031 (A)	2,038	2,074
C&W Senior Finance
9.000%, 01/15/2033 (A)	770	778
Cable One
4.000%, 11/15/2030 (A)	2,295	1,598
CCO Holdings
7.375%, 03/01/2031 (A)	180	183
7.375%, 02/01/2036 (A)	259	258
7.000%, 02/01/2033 (A)	151	151
6.375%, 09/01/2029 (A)	45	45
5.375%, 06/01/2029 (A)	320	316
5.000%, 02/01/2028 (A)	1,839	1,824
4.750%, 03/01/2030 (A)	2,240	2,125
4.750%, 02/01/2032 (A)	56	51
4.500%, 08/15/2030 (A)	3,472	3,245
4.500%, 05/01/2032	161	144
4.250%, 02/01/2031 (A)	3,107	2,832
4.250%, 01/15/2034 (A)	5,353	4,579
Charter Communications Operating
6.550%, 06/01/2034	1,250	1,298
Cinemark USA
7.000%, 08/01/2032 (A)	69	71
5.250%, 07/15/2028 (A)	150	149
Clear Channel Outdoor Holdings
7.750%, 04/15/2028 (A)	418	420
7.500%, 06/01/2029 (A)	461	463
7.500%, 03/15/2033 (A)	268	284
7.125%, 02/15/2031 (A)	538	563
Connect Finco SARL
9.000%, 09/15/2029 (A)	200	210
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Connect Holding II
10.500%, 04/03/2031 (A)	$271	$269
Discovery Communications
5.000%, 09/20/2037	50	36
3.950%, 03/20/2028	2,045	2,004
Discovery Global Holdings
5.050%, 03/15/2042	1,663	1,096
4.279%, 03/15/2032	2,297	2,033
4.054%, 03/15/2029	2,031	1,965
DISH DBS
7.750%, 07/01/2026	2,398	2,386
7.375%, 07/01/2028	150	146
5.750%, 12/01/2028 (A)	1,150	1,112
5.250%, 12/01/2026 (A)	1,622	1,608
5.125%, 06/01/2029	3,384	3,024
EchoStar
10.750%, 11/30/2029	2,321	2,507
6.750% Cash/PIK, 11/30/2030	271	274
Fibercop
6.375%, 11/15/2033 (A)	528	522
Flash Compute
7.250%, 12/31/2030 (A)	616	620
Fox
5.576%, 01/25/2049	460	424
5.476%, 01/25/2039	460	445
Frontier Communications Holdings
8.750%, 05/15/2030 (A)	211	216
6.750%, 05/01/2029 (A)	49	49
6.000%, 01/15/2030 (A)	93	94
5.875%, 11/01/2029	102	103
5.000%, 05/01/2028 (A)	707	707
GCI
4.750%, 10/15/2028 (A)	611	591
Gray Media
10.500%, 07/15/2029 (A)	493	524
9.625%, 07/15/2032 (A)	1,694	1,694
7.250%, 08/15/2033 (A)	1,924	1,938
5.375%, 11/15/2031 (A)	2,350	1,743
4.750%, 10/15/2030 (A)	3,258	2,514
iHeartCommunications
10.875%, 05/01/2030 (A)	935	599
9.125%, 05/01/2029 (A)	699	635
7.750%, 08/15/2030 (A)	26	20
Iliad Holding SAS
8.500%, 04/15/2031 (A)	785	821
Level 3 Financing
8.500%, 01/15/2036 (A)	2,037	2,125
7.000%, 03/31/2034 (A)	1,778	1,820
6.875%, 06/30/2033 (A)	3,762	3,831
3.750%, 07/15/2029 (A)	415	385
Live Nation Entertainment
6.500%, 05/15/2027 (A)	961	962
4.750%, 10/15/2027 (A)	1,741	1,730

SEI Institutional Managed Trust	143

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 01/15/2028 (A)	$534	$521
Lumen Technologies
7.650%, 03/15/2042	395	363
7.600%, 09/15/2039	155	144
5.375%, 06/15/2029 (A)	239	226
Midcontinent Communications
8.000%, 08/15/2032 (A)	246	229
Muvico
15.000%, 02/19/2029 (A)	775	735
Nexstar Media
7.250%, 04/15/2034 (A)	1,725	1,730
6.500%, 09/15/2033 (A)	3,126	3,150
5.625%, 07/15/2027 (A)	595	595
4.750%, 11/01/2028 (A)	982	965
OAK-Eagle Acquireco
8.750%, 07/01/2034 (A)	682	714
7.250%, 07/01/2033 (A)	977	1,012
Scripps Escrow II
3.875%, 01/15/2029 (A)	1,322	1,223
Sinclair Television Group
8.125%, 02/15/2033 (A)	1,076	1,094
Sirius XM Radio
5.875%, 04/15/2032 (A)	207	206
5.500%, 07/01/2029 (A)	491	489
5.000%, 08/01/2027 (A)	145	145
4.125%, 07/01/2030 (A)	1,740	1,629
4.000%, 07/15/2028 (A)	1,236	1,193
3.875%, 09/01/2031 (A)	1,010	917
Snap
6.875%, 03/01/2033 (A)	905	855
Spanish Broadcasting System
9.750%, 03/31/2027 (A)(B)	3,120	2,012
Stagwell Global
5.625%, 08/15/2029 (A)	1,204	1,146
SV RNO Property Owner 1
5.875%, 03/01/2031 (A)	2,153	2,128
Time Warner Entertainment
8.375%, 07/15/2033	1,136	1,286
Uniti Group
8.625%, 06/15/2032 (A)	278	283
6.500%, 02/15/2029 (A)	2,465	2,394
6.000%, 01/15/2030 (A)	2,096	1,972
Urban One
10.500%, 04/01/2030 (A)	616	618
7.625%, 04/01/2031 (A)	2,647	1,072
Vmed O2 UK Financing I PLC
7.750%, 04/15/2032 (A)	440	422
6.750%, 01/15/2033 (A)	110	98
4.250%, 01/31/2031 (A)	750	644
Windstream Services
8.250%, 10/01/2031 (A)	806	842
Zayo Group Holdings
13.750%, 09/09/2030 (A)	1,167	1,090
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
9.250%, 03/09/2030 (A)	$4,793	$4,765
ZipRecruiter
5.000%, 01/15/2030 (A)	1,645	948
		116,540
Consumer Discretionary — 13.5%
1011778 BC ULC
5.625%, 09/15/2029 (A)	304	305
4.375%, 01/15/2028 (A)	770	759
4.000%, 10/15/2030 (A)	290	272
3.875%, 01/15/2028 (A)	140	137
Academy
6.000%, 11/15/2027 (A)	520	520
Adient Global Holdings Ltd
8.250%, 04/15/2031 (A)	347	360
7.500%, 02/15/2033 (A)	182	184
7.000%, 04/15/2028 (A)	17	17
ADT Security
4.875%, 07/15/2032 (A)	425	397
Albion Financing 1 SARL
7.000%, 05/21/2030 (A)	1,067	1,091
American Axle & Manufacturing
7.750%, 10/15/2033 (A)	401	390
6.375%, 10/15/2032 (A)	593	587
Aramark Services
5.000%, 02/01/2028 (A)	542	539
Asbury Automotive Group
4.625%, 11/15/2029 (A)	680	657
4.500%, 03/01/2028	1,176	1,155
Ashton Woods USA
4.625%, 08/01/2029 (A)	140	132
4.625%, 04/01/2030 (A)	160	149
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(D)(E)	2,750	–
Bath & Body Works
7.600%, 07/15/2037	370	360
7.500%, 06/15/2029	271	274
6.875%, 11/01/2035	634	624
6.750%, 07/01/2036	1,705	1,635
5.250%, 02/01/2028	349	349
BCPE Flavor Debt Merger Sub and BCPE Flavor Issuer
9.500%, 07/01/2032 (A)	780	707
Beach Acquisition Bidco
10.000% Cash/PIK, 07/15/2033 (A)	1,744	1,858
Beazer Homes USA
7.500%, 03/15/2031 (A)	1,206	1,185
Block Communications
10.250%, 03/01/2031 (A)	765	700
Boyne USA
4.750%, 05/15/2029 (A)	1,085	1,052
Brightstar Lottery PLC
5.750%, 01/15/2033 (A)	320	311

144	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 01/15/2029 (A)	$605	$600
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	330	303
Caesars Entertainment
7.000%, 02/15/2030 (A)	1,356	1,373
6.500%, 02/15/2032 (A)	286	283
6.000%, 10/15/2032 (A)	543	499
4.625%, 10/15/2029 (A)	113	109
Carnival
7.000%, 08/15/2029 (A)	102	106
6.125%, 02/15/2033 (A)	3,355	3,389
5.875%, 06/15/2031 (A)	25	25
5.750%, 03/15/2030 (A)	110	111
5.750%, 08/01/2032 (A)	379	379
4.000%, 08/01/2028 (A)	68	66
Carriage Services
4.250%, 05/15/2029 (A)	550	522
CD&R Smokey Buyer
9.500%, 10/15/2029 (A)	238	202
Century Communities
3.875%, 08/15/2029 (A)	277	260
Churchill Downs
5.750%, 04/01/2030 (A)	70	69
4.750%, 01/15/2028 (A)	1,825	1,801
Clarios Global
6.750%, 05/15/2028 (A)	213	215
6.750%, 02/15/2030 (A)	153	156
6.750%, 09/15/2032 (A)	1,490	1,502
CMG Media Corp
8.875%, 06/18/2029 (A)	1,575	1,362
Cooper-Standard Automotive
9.250%, 03/01/2031 (A)	1,502	1,412
Cougar JV Subsidiary
8.000%, 05/15/2032 (A)	520	538
CSC Holdings
11.750%, 01/31/2029 (A)	1,503	1,087
6.500%, 02/01/2029 (A)	1,875	1,195
5.750%, 01/15/2030 (A)	1,381	524
5.500%, 04/15/2027 (A)	430	373
4.625%, 12/01/2030 (A)	1,370	484
4.500%, 11/15/2031 (A)	299	177
4.125%, 12/01/2030 (A)	123	74
3.375%, 02/15/2031 (A)	463	272
Cyprium
6.375%, 04/15/2034 (A)	215	208
6.125%, 04/15/2031 (A)	301	297
Dcli Bidco
7.750%, 11/15/2029 (A)	200	202
Directv Financing
10.000%, 02/15/2031 (A)	1,328	1,356
8.875%, 02/01/2030 (A)	2,135	2,129
5.875%, 08/15/2027 (A)	710	709
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DISH Network
11.750%, 11/15/2027 (A)	$868	$894
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	390	347
Dotdash Meredith
7.625%, 06/15/2032 (A)	210	194
Fertitta Entertainment
6.750%, 01/15/2030 (A)	704	658
4.625%, 01/15/2029 (A)	1,505	1,438
Flutter Treasury DAC
5.875%, 06/04/2031 (A)	788	781
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A)(B)(D)	3,108	–
Ford Motor Credit
7.122%, 11/07/2033	1,779	1,869
6.950%, 06/10/2026	200	200
6.800%, 05/12/2028	200	206
6.798%, 11/07/2028	200	207
5.875%, 11/07/2029	550	557
4.542%, 08/01/2026	530	529
Gap
3.625%, 10/01/2029 (A)	754	704
Genting New York
7.250%, 10/01/2029 (A)	1,065	1,069
Goodyear Tire & Rubber
6.625%, 07/15/2030	70	69
5.250%, 04/30/2031	137	124
5.250%, 07/15/2031	517	462
5.000%, 07/15/2029	608	575
Great Canadian Gaming
8.750%, 11/15/2029 (A)	210	205
GrubHub Holdings
13.000% Cash/PIK, 07/31/2030 (A)(C)	3,405	2,677
Hilton Domestic Operating
6.125%, 04/01/2032 (A)	185	188
5.875%, 04/01/2029 (A)	92	93
5.875%, 03/15/2033 (A)	432	435
5.750%, 09/15/2033 (A)	254	253
5.500%, 03/31/2034 (A)	1,045	1,021
4.000%, 05/01/2031 (A)	1,685	1,580
3.750%, 05/01/2029 (A)	743	711
3.625%, 02/15/2032 (A)	390	354
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)	1,393	1,323
Hilton Worldwide Finance
4.875%, 04/01/2027	195	195
IHO Verwaltungs GmbH
7.750% Cash/PIK, 11/15/2030 (A)	200	203
Installed Building Products
5.625%, 02/01/2034 (A)	60	59
Jacobs Entertainment
6.750%, 02/15/2029 (A)	1,685	1,571

SEI Institutional Managed Trust	145

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kohl's
5.550%, 07/17/2045	$210	$119
LBM Acquisition
9.500%, 06/15/2031 (A)	1,232	1,072
6.250%, 01/15/2029 (A)	1,794	1,311
LGI Homes
7.000%, 11/15/2032 (A)	999	926
Liberty Interactive
8.250%, 02/01/2030	2,855	106
Light & Wonder International
6.250%, 10/01/2033 (A)	2,051	2,009
M/I Homes
4.950%, 02/01/2028	100	99
Macy's Retail Holdings
7.375%, 08/01/2033 (A)	34	35
Mattamy Group
6.000%, 12/15/2033 (A)	240	225
McGraw-Hill Education
7.375%, 09/01/2031 (A)	750	764
Melco Resorts Finance
6.500%, 09/24/2033 (A)	75	72
5.375%, 12/04/2029 (A)	845	812
Men's Wearhouse
9.000%, 02/01/2031 (A)	201	206
MGM Resorts International
6.500%, 04/15/2032	655	660
6.125%, 09/15/2029	1,311	1,319
4.625%, 09/01/2026	211	211
Mohegan Tribal Gaming Authority
11.875%, 04/15/2031 (A)	745	776
8.250%, 04/15/2030 (A)	777	796
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(C)(D)	5,936	–
NCL
6.750%, 02/01/2032 (A)	1,995	1,980
6.250%, 09/15/2033 (A)	888	862
5.875%, 01/15/2031 (A)	523	508
Neptune Bidco US
10.375%, 05/15/2031 (A)	1,026	1,035
9.500%, 02/15/2033 (A)	648	629
9.290%, 04/15/2029 (A)	94	94
NESCO Holdings II
5.500%, 04/15/2029 (A)	277	271
Newell Brands
8.500%, 06/01/2028 (A)	145	150
7.375%, 04/01/2036	70	64
6.625%, 09/15/2029	190	186
6.625%, 05/15/2032	40	38
6.375%, 09/15/2027	68	68
6.375%, 05/15/2030	193	185
Nissan Motor
8.125%, 07/17/2035 (A)	1,798	1,850
7.750%, 07/17/2032 (A)	480	486
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.500%, 07/17/2030 (A)	$165	$166
4.810%, 09/17/2030 (A)	1,310	1,189
4.345%, 09/17/2027 (A)	1,532	1,490
Nissan Motor Acceptance
2.750%, 03/09/2028 (A)	480	449
Nordstrom
5.000%, 01/15/2044	405	270
4.250%, 08/01/2031	20	18
Ontario Gaming GTA
8.000%, 08/01/2030 (A)	958	918
Papa John's International
3.875%, 09/15/2029 (A)	519	492
Paramount Global
4.950%, 01/15/2031	1,279	1,185
Petco Health & Wellness
8.250%, 02/01/2031 (A)	144	144
PetSmart
10.000%, 09/15/2033 (A)	1,291	1,288
7.500%, 09/15/2032 (A)	770	774
Phinia
6.750%, 04/15/2029 (A)	95	97
PM General Purchaser
9.500%, 10/01/2028 (A)	100	95
Qnity Electronics
6.250%, 08/15/2033 (A)	1,890	1,911
5.750%, 08/15/2032 (A)	1,088	1,089
QXO Building Products
6.750%, 04/30/2032 (A)	2,506	2,556
Rakuten Group
9.750%, 04/15/2029 (A)	2,679	2,855
Resorts World Las Vegas
4.625%, 04/16/2029 (A)	410	352
4.625%, 04/06/2031 (A)	690	544
Risewell Homes
8.500%, 11/01/2030 (A)	230	225
Rivers Enterprise Borrower
6.625%, 02/01/2033 (A)	1,640	1,628
Rivian Holdings
10.000%, 01/15/2031 (A)	777	755
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)	167	171
6.000%, 02/01/2033 (A)	214	216
5.625%, 09/30/2031 (A)	164	165
Service International
5.750%, 10/15/2032	865	863
3.375%, 08/15/2030	292	270
Shutterfly Finance
9.750%, 10/01/2027 (A)	83	83
8.500% Cash/PIK, 10/01/2027 (A)	571	546
Six Flags Entertainment
8.625%, 01/15/2032 (A)	537	538
7.250%, 05/15/2031 (A)	1,280	1,232
6.625%, 05/01/2032 (A)	1,741	1,737

146	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 07/15/2029	$48	$46
Somnigroup International
4.000%, 04/15/2029 (A)	601	578
Sonic Automotive
4.875%, 11/15/2031 (A)	80	76
4.625%, 11/15/2029 (A)	427	414
Specialty Building Products Holdings
7.750%, 10/15/2029 (A)	702	609
Staples
12.750%, 01/15/2030 (A)	445	301
10.750%, 09/01/2029 (A)	2,179	2,015
Station Casinos
6.625%, 03/15/2032 (A)	115	115
4.625%, 12/01/2031 (A)	358	334
4.500%, 02/15/2028 (A)	1,888	1,851
StoneMor
8.500%, 05/15/2029 (A)	1,205	1,175
Studio City Finance
5.000%, 01/15/2029 (A)	1,385	1,299
Superior Plus
4.500%, 03/15/2029 (A)	860	822
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	800	785
Tenneco
8.000%, 11/17/2028 (A)	1,557	1,551
TopBuild
5.625%, 01/31/2034 (A)	185	181
Under Armour
7.250%, 07/15/2030 (A)	2,093	2,114
Univision Communications
9.375%, 08/01/2032 (A)	1,427	1,471
8.500%, 07/31/2031 (A)	6	6
8.000%, 08/15/2028 (A)	1,238	1,257
7.375%, 06/30/2030 (A)	289	283
4.500%, 05/01/2029 (A)	190	178
Vail Resorts
6.500%, 05/15/2032 (A)	299	303
5.625%, 07/15/2030 (A)	102	101
VF
6.000%, 10/15/2033	590	591
Victoria's Secret
4.625%, 07/15/2029 (A)	1,672	1,593
Viking Cruises
5.875%, 10/15/2033 (A)	1,639	1,618
Virgin Media Finance PLC
5.000%, 07/15/2030 (A)	195	160
Virgin Media O2 Vendor Financing Notes
VI DAC
8.500%, 03/15/2033 (A)	518	453
Virgin Media Secured Finance PLC
4.500%, 08/15/2030 (A)	1,129	1,001
Voyager Parent
9.250%, 07/01/2032 (A)	345	358
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VZ Secured Financing BV
7.500%, 01/15/2033 (A)	$425	$401
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,212	1,239
Wayfair
7.750%, 09/15/2030 (A)	676	704
7.250%, 10/31/2029 (A)	1,739	1,775
6.750%, 11/15/2032 (A)	1,418	1,429
Whirlpool
6.125%, 06/15/2030	75	73
William Carter
7.375%, 02/15/2031 (A)	330	337
Wolverine World Wide
4.000%, 08/15/2029 (A)	1,061	982
Wynn Macau
6.750%, 02/15/2034 (A)	395	386
5.125%, 12/15/2029 (A)	670	642
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	919	963
6.250%, 03/15/2033 (A)	591	585
5.125%, 10/01/2029 (A)	440	434
Yum! Brands
6.875%, 11/15/2037	850	926
ZF North America Capital
7.500%, 03/24/2031 (A)	811	797
6.875%, 04/23/2032 (A)	650	617
		144,990

Consumer Staples — 2.5%
Albertsons
6.250%, 03/15/2033 (A)	182	183
5.750%, 03/31/2034 (A)	228	223
5.625%, 03/31/2032 (A)	232	228
5.500%, 03/31/2031 (A)	275	272
4.875%, 02/15/2030 (A)	65	64
3.500%, 03/15/2029 (A)	598	571
B&G Foods
8.000%, 09/15/2028 (A)	2,011	1,980
C&S Group Enterprises
5.000%, 12/15/2028 (A)	1,219	1,134
Central Garden & Pet
5.125%, 02/01/2028	356	355
4.125%, 10/15/2030	268	252
4.125%, 04/30/2031 (A)	233	217
Chobani
4.625%, 11/15/2028 (A)	525	516
Edgewell Personal Care
5.500%, 06/01/2028 (A)	356	354
4.125%, 04/01/2029 (A)	349	330
Energizer Holdings
6.000%, 09/15/2033 (A)	15	14
4.750%, 06/15/2028 (A)	464	457
4.375%, 03/31/2029 (A)	35	33

SEI Institutional Managed Trust	147

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HLF Financing Sarl
4.875%, 06/01/2029 (A)	$2,226	$2,083
HRB Wonddown Inc (Escrow Security)
8.875%, 03/15/2070 (A)(B)(C)(D)	445	–
Industrial F&B Investments III
7.750%, 02/11/2033 (A)	695	702
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	1,146	1,091
New Albertsons
8.700%, 05/01/2030	205	223
8.000%, 05/01/2031	910	983
Opal Bidco SAS
6.500%, 03/31/2032 (A)	1,843	1,845
Performance Food Group
6.125%, 09/15/2032 (A)	1,308	1,310
5.625%, 03/01/2034 (A)	112	108
4.250%, 08/01/2029 (A)	900	865
Pilgrim's Pride
6.875%, 05/15/2034	705	761
Post Holdings
6.500%, 03/15/2036 (A)	809	792
6.375%, 03/01/2033 (A)	2,729	2,689
6.250%, 02/15/2032 (A)	1,169	1,181
6.250%, 10/15/2034 (A)	1,760	1,723
4.500%, 09/15/2031 (A)	813	756
Primo Water Holdings
6.250%, 04/01/2029 (A)	239	239
Simmons Foods
4.625%, 03/01/2029 (A)	1,673	1,610
Tyson Foods
5.100%, 09/28/2048	797	717
US Foods
4.750%, 02/15/2029 (A)	103	102
Victra Holdings
8.750%, 09/15/2029 (A)	190	197
		27,160

Energy — 9.8%
Antero Midstream Partners
5.750%, 01/15/2028 (A)	335	335
5.750%, 10/15/2033 (A)	909	899
5.375%, 06/15/2029 (A)	1,167	1,163
Archrock Partners
6.625%, 09/01/2032 (A)	733	747
6.250%, 04/01/2028 (A)	1,079	1,079
Archrock Services
6.000%, 02/01/2034 (A)	47	47
Ascent Resources Utica Holdings
6.625%, 10/15/2032 (A)	143	145
6.625%, 07/15/2033 (A)	813	827
Blue Racer Midstream
7.250%, 07/15/2032 (A)	458	476
7.000%, 07/15/2029 (A)	474	489
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Buckeye Partners
6.750%, 02/01/2030 (A)	$105	$109
4.500%, 03/01/2028 (A)	966	950
3.950%, 12/01/2026	175	173
California Resources
7.000%, 01/15/2034 (A)	1,379	1,390
Chord Energy
6.750%, 03/15/2033 (A)	108	111
6.000%, 10/01/2030 (A)	348	353
CNX Resources
5.875%, 03/01/2034 (A)	88	86
Comstock Resources
6.750%, 03/01/2029 (A)	1,936	1,911
5.875%, 01/15/2030 (A)	1,619	1,566
Crescent Energy Finance
8.375%, 01/15/2034 (A)	619	647
7.875%, 04/15/2032 (A)	298	304
7.625%, 04/01/2032 (A)	598	607
7.375%, 01/15/2033 (A)	312	312
CVR Energy
7.875%, 02/15/2034 (A)	776	779
7.500%, 02/15/2031 (A)	791	797
Delek Logistics Partners
7.375%, 06/30/2033 (A)	662	667
Diamond Foreign Asset
8.500%, 10/01/2030 (A)	205	217
Energy Transfer
5.500%, 06/01/2027	1,564	1,578
Equities
7.500%, 06/01/2030	139	151
4.500%, 01/15/2029	79	79
Excelerate Energy
8.000%, 05/15/2030 (A)	231	242
Expand Energy
7.500%, 12/31/2049 (B)(C)(D)	2,515	–
7.000%, 12/31/2049 (B)(C)(D)	1,135	–
6.750%, 04/15/2029 (A)	650	651
5.375%, 03/15/2030	245	247
Genesis Energy
8.875%, 04/15/2030	820	856
7.875%, 05/15/2032	490	504
6.750%, 03/15/2034	646	643
Gulfport Energy Operating
6.750%, 09/01/2029 (A)	1,136	1,162
Harvest Midstream I
7.500%, 05/15/2032 (A)	394	402
Hess Midstream Operations
6.500%, 06/01/2029 (A)	132	135
5.875%, 03/01/2028 (A)	59	59
5.125%, 06/15/2028 (A)	75	75
4.250%, 02/15/2030 (A)	127	122
Hilcorp Energy I
7.250%, 02/15/2035 (A)	1,115	1,111

148	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.875%, 05/15/2034 (A)	$280	$273
6.250%, 04/15/2032 (A)	416	403
6.000%, 02/01/2031 (A)	1,682	1,635
Howard Midstream Energy Partners
7.375%, 07/15/2032 (A)	1,061	1,097
6.625%, 01/15/2034 (A)	176	177
Infinity Natural Resources
7.625%, 04/01/2031 (A)	52	52
Ithaca Energy North Sea PLC
8.125%, 10/15/2029 (A)	177	181
ITT Holdings
6.500%, 08/01/2029 (A)	1,675	1,629
Kodiak Gas Services
7.250%, 02/15/2029 (A)	595	616
6.750%, 10/01/2035 (A)	285	289
6.500%, 10/01/2033 (A)	516	522
5.875%, 04/01/2031 (A)	310	312
Kraken Oil & Gas Partners
7.625%, 08/15/2029 (A)	210	214
Matador Resources
6.500%, 04/15/2032 (A)	184	186
6.250%, 04/15/2033 (A)	217	217
6.000%, 04/15/2034 (A)	88	88
Moss Creek Resources Holdings
8.250%, 09/01/2031 (A)	2,328	2,327
Murphy Oil
6.500%, 02/15/2034	719	710
Nabors Industries
9.125%, 01/31/2030 (A)	472	496
8.875%, 08/15/2031 (A)	1,963	2,045
7.625%, 11/15/2032 (A)	227	232
New Fortress Energy
8.750%, 03/15/2029 (A)	1,025	146
6.500%, 09/30/2026 (A)	1,265	170
NFE Financing MTN
12.000%, 11/15/2029 (A)(B)	1,900	860
NGL Energy Operating
8.375%, 02/15/2032 (A)	1,234	1,272
8.125%, 02/15/2029 (A)	1,657	1,707
Noble Finance II
8.000%, 04/15/2030 (A)	749	771
Northern Oil & Gas
8.750%, 06/15/2031 (A)	173	180
7.875%, 10/15/2033 (A)	3,287	3,401
NuStar Logistics
6.375%, 10/01/2030	149	154
5.625%, 04/28/2027	135	135
ONEOK
5.600%, 04/01/2044	155	142
5.450%, 06/01/2047	2,018	1,820
PBF Holding
9.875%, 03/15/2030 (A)	380	407
7.875%, 09/15/2030 (A)	1,388	1,426
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Permian Resources Operating
9.875%, 07/15/2031 (A)	$261	$277
8.000%, 04/15/2027 (A)	135	135
7.000%, 01/15/2032 (A)	134	139
6.250%, 02/01/2033 (A)	152	155
Precision Drilling
6.875%, 01/15/2029 (A)	494	498
Rockies Express Pipeline
6.750%, 03/15/2033 (A)	1,390	1,431
4.800%, 05/15/2030 (A)	1,428	1,369
Saturn Oil & Gas
9.625%, 06/15/2029 (A)	655	686
Seventy Seven Operating (Escrow Security)
6.625%, 01/15/2020 (B)(D)	1,869	–
SM Energy
9.625%, 06/15/2033 (A)	394	435
8.750%, 07/01/2031 (A)	321	336
8.625%, 11/01/2030 (A)	2,038	2,150
7.000%, 08/01/2032 (A)	1,414	1,444
6.750%, 09/15/2026	215	215
6.750%, 08/01/2029 (A)	538	546
6.625%, 01/15/2027	299	299
6.625%, 04/15/2034 (A)	130	130
6.500%, 07/15/2028	88	88
Star Holding
8.750%, 08/01/2031 (A)	190	193
Summit Midstream Holdings
8.625%, 10/31/2029 (A)	1,634	1,680
Sunoco
7.250%, 05/01/2032 (A)	2,264	2,342
7.000%, 05/01/2029 (A)	1,603	1,644
6.250%, 07/01/2033 (A)	1,733	1,741
5.875%, 03/15/2034 (A)	770	762
5.625%, 07/15/2034 (A)	154	152
5.375%, 07/15/2031 (A)	81	80
4.500%, 05/15/2029	279	272
4.500%, 04/30/2030	368	355
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	118	121
6.750%, 03/15/2034 (A)	332	334
6.000%, 12/31/2030 (A)	1,791	1,782
6.000%, 09/01/2031 (A)	873	862
5.500%, 01/15/2028 (A)	60	59
Talos Production
9.375%, 02/01/2031 (A)	1,666	1,765
9.000%, 02/01/2029 (A)	71	74
TerraForm Power Operating
5.000%, 01/31/2028 (A)	1,588	1,570
TGNR Intermediate Holdings
5.500%, 10/15/2029 (A)	1,999	1,955
Tidewater
9.125%, 07/15/2030 (A)	990	1,055

SEI Institutional Managed Trust	149

SCHEDULE OF INVESTMENTS (Unaudited)

 March 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TransMontaigne Partners
8.500%, 06/15/2030 (A)	$833	$842
Transocean International
8.750%, 02/15/2030 (A)	61	63
8.500%, 05/15/2031 (A)	2,368	2,484
8.250%, 05/15/2029 (A)	532	550
7.500%, 04/15/2031	10	10
6.800%, 03/15/2038	1,713	1,645
USA Compression Partners
7.125%, 03/15/2029 (A)	570	583
6.250%, 10/01/2033 (A)	1,151	1,148
Valaris
8.375%, 04/30/2030 (A)	1,504	1,558
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	930	863
3.875%, 11/01/2033 (A)	510	452
Venture Global LNG
9.875%, 02/01/2032 (A)	1,906	2,047
9.500%, 02/01/2029 (A)	260	281
8.375%, 06/01/2031 (A)	3,614	3,759
8.125%, 06/01/2028 (A)	150	153
Venture Global Plaquemines LNG
7.750%, 05/01/2035 (A)	403	452
7.500%, 05/01/2033 (A)	385	423
6.750%, 01/15/2036 (A)	2,270	2,404
6.500%, 01/15/2034 (A)	1,010	1,053
6.500%, 06/15/2034 (A)	93	97
6.125%, 12/15/2030 (A)	292	300
Viridien
10.000%, 10/15/2030 (A)	292	311
WBI Operating
6.500%, 10/15/2033 (A)	783	777
6.250%, 10/15/2030 (A)	182	183
Western Midstream Operating
5.250%, 02/01/2050	2,284	1,926
Wildfire Intermediate Holdings
7.500%, 10/15/2029 (A)	220	223
		105,213

Financials — 9.9%
Acrisure
8.250%, 02/01/2029 (A)	1,583	1,565
7.500%, 11/06/2030 (A)	478	479
6.750%, 07/01/2032 (A)	1,985	1,913
4.250%, 02/15/2029 (A)	354	334
Alliant Holdings Intermediate
7.000%, 01/15/2031 (A)	3,424	3,453
4.250%, 10/15/2027 (A)	1,423	1,395
Ally Financial
6.700%, 02/14/2033	1,110	1,118
AmWINS Group
6.375%, 02/15/2029 (A)	1,273	1,280
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
APH Somerset Investor 2
7.875%, 11/01/2029 (A)	$1,571	$1,421
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	585	580
Apollo Debt Solutions BDC
6.900%, 04/13/2029	925	946
Arbor Realty SR
8.500%, 12/15/2028 (A)	660	648
7.875%, 07/15/2030 (A)	985	911
Ardonagh Finco
7.750%, 02/15/2031 (A)	671	679
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	584	572
Aretec Group
10.000%, 08/15/2030 (A)	211	224
Arthur J Gallagher
5.550%, 02/15/2055	1,007	940
Asurion
8.375%, 02/01/2034 (A)	230	223
8.000%, 12/31/2032 (A)	2,253	2,338
Barclays PLC
9.625%, USISSO05 + 5.775%(F)(G)	645	704
Blackstone Mortgage Trust
7.750%, 12/01/2029 (A)	2,750	2,889
Block
6.500%, 05/15/2032	713	719
6.000%, 08/15/2033 (A)	987	971
5.625%, 08/15/2030 (A)	77	77
Bread Financial Holdings
6.750%, 05/15/2031 (A)	376	373
Burford Capital Global Finance
9.250%, 07/01/2031 (A)	140	126
8.500%, 01/15/2034 (A)	120	103
Citigroup
6.625%, H15T5Y + 3.001%(F)(G)	1,020	1,021
Coinbase Global
3.375%, 10/01/2028 (A)	972	910
CPI CG
10.000%, 07/15/2029 (A)	866	914
Credit Acceptance
6.625%, 03/15/2030 (A)	570	557
CrossCountry Intermediate HoldCo
6.750%, 12/01/2032 (A)	826	777
6.500%, 10/01/2030 (A)	100	96
EF Holdco Inc
7.375%, 09/30/2030 (A)	845	814
Encore Capital Group
8.500%, 05/15/2030 (A)	270	286
6.625%, 04/15/2031 (A)	1,710	1,701
Enova International
9.125%, 08/01/2029 (A)	1,350	1,381
Finance of America Funding
8.875%, 11/30/2026 (A)	1,689	1,638

150	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
FirstCash
6.875%, 03/01/2032 (A)	$443	$452
4.625%, 09/01/2028 (A)	1,857	1,824
Focus Financial Partners
6.750%, 09/15/2031 (A)	1,196	1,188
Freedom Mortgage
12.250%, 10/01/2030 (A)	70	76
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)	1,625	1,647
8.375%, 04/01/2032 (A)	130	128
7.875%, 04/01/2033 (A)	440	412
6.875%, 05/01/2031 (A)	620	580
Genworth Holdings
6.500%, 06/15/2034	1,090	1,099
5.917%, TSFR3M + 2.264%,
11/15/2066 (F)	430	348
Howden UK Refinance PLC
8.125%, 02/15/2032 (A)	1,280	1,200
7.250%, 02/15/2031 (A)	625	630
HUB International
7.375%, 01/31/2032 (A)	1,175	1,198
Incora Intermediate II
6.000%, 01/31/2033 (A)(C)(D)	190	85
ION Platform Finance US
9.000%, 08/01/2029 (A)	277	257
7.875%, 09/30/2032 (A)	825	638
5.000%, 05/01/2028 (A)	320	299
Jane Street Group
7.125%, 04/30/2031 (A)	2,302	2,366
6.750%, 05/01/2033 (A)	750	761
Jefferies Finance
6.625%, 10/15/2031 (A)	313	298
5.000%, 08/15/2028 (A)	984	917
Jefferson Capital Holdings
8.250%, 05/15/2030 (A)	240	250
Jones Deslauriers Insurance Management
8.500%, 03/15/2030 (A)	260	264
LD Holdings Group
6.125%, 04/01/2028 (A)	865	725
LPL Holdings
4.625%, 11/15/2027 (A)	568	564
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	2,335	2,266
5.922%, TSFR3M + 2.250%,
01/15/2033 (A)(F)	200	203
5.822%, TSFR3M + 2.150%,
01/15/2031 (A)(F)	495	497
5.625%, 01/15/2030 (A)	1,451	1,352
MPT Operating Partnership
8.500%, 02/15/2032 (A)	518	525
5.000%, 10/15/2027	440	409
4.625%, 08/01/2029	1,394	1,084
3.500%, 03/15/2031	1,440	941
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nassau of New York
7.875%, 07/15/2030 (A)	$210	$192
Navient
11.500%, 03/15/2031	209	213
7.875%, 06/15/2032	328	292
5.500%, 03/15/2029	1,473	1,350
Navient MTN
5.625%, 08/01/2033	1,035	807
OneMain Finance
7.875%, 03/15/2030	80	83
7.500%, 05/15/2031	1,550	1,558
7.125%, 11/15/2031	930	921
7.125%, 09/15/2032	643	633
6.750%, 03/15/2032	250	243
6.750%, 09/15/2033	498	478
6.500%, 03/15/2033	1,113	1,064
5.375%, 11/15/2029	211	204
4.000%, 09/15/2030	279	252
3.875%, 09/15/2028	179	170
3.500%, 01/15/2027	1,829	1,794
Osaic Holdings
8.000%, 08/01/2033 (A)	1,276	1,260
6.750%, 08/01/2032 (A)	345	345
Panther Escrow Issuer
7.125%, 06/01/2031 (A)	1,421	1,426
PennyMac Financial Services
6.750%, 02/15/2034 (A)	1,220	1,142
5.750%, 09/15/2031 (A)	2,966	2,744
PHH Escrow Issuer
9.875%, 11/01/2029 (A)	1,022	986
PRA Group
8.875%, 01/31/2030 (A)	562	567
PROG Holdings
6.000%, 11/15/2029 (A)	920	874
Rfna
7.875%, 02/15/2030 (A)	820	784
Rithm Capital
8.000%, 07/15/2030 (A)	4,540	4,382
Rocket
7.125%, 02/01/2032 (A)	860	887
6.500%, 08/01/2029 (A)	23	23
6.375%, 08/01/2033 (A)	2,828	2,858
6.125%, 08/01/2030 (A)	245	247
Rocket Mortgage
3.625%, 03/01/2029 (A)	977	925
Ryan Specialty
5.875%, 08/01/2032 (A)	1,273	1,258
Shift4 Payments
6.750%, 08/15/2032 (A)	595	585
Starwood Property Trust
7.250%, 04/01/2029 (A)	2,881	2,966
6.500%, 07/01/2030 (A)	260	266
6.500%, 10/15/2030 (A)	1,035	1,050

SEI Institutional Managed Trust	151

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Stonex Escrow Issuer
6.875%, 07/15/2032 (A)	$772	$780
Synchrony Financial
7.250%, 02/02/2033	1,135	1,159
TrueNoord Capital DAC
8.750%, 03/01/2030 (A)	190	194
United Wholesale Mortgage
5.500%, 04/15/2029 (A)	250	234
USI
7.500%, 01/15/2032 (A)	1,273	1,290
UWM Holdings
6.625%, 02/01/2030 (A)	1,253	1,182
6.250%, 03/15/2031 (A)	350	319
Velocity Commercial Capital
9.375%, 02/15/2031 (A)	169	169
VFH Parent
7.500%, 06/15/2031 (A)	1,363	1,400
Walker & Dunlop
6.625%, 04/01/2033 (A)	845	826
		105,941

Health Care — 6.8%
1261229 BC
10.000%, 04/15/2032 (A)	6,357	6,509
Acadia Healthcare
7.375%, 03/15/2033 (A)	980	1,003
Accendra Health
6.625%, 04/01/2030 (A)	175	83
4.500%, 03/31/2029 (A)	382	231
AdaptHealth
5.125%, 03/01/2030 (A)	2,150	2,060
AHP Health Partners
5.750%, 07/15/2029 (A)	257	254
Akumin
9.750%, 08/31/2031 (A)	4,580	4,191
AthenaHealth Group
6.500%, 02/15/2030 (A)	1,547	1,452
Avantor Funding
4.625%, 07/15/2028 (A)	751	733
Bausch + Lomb
8.375%, 10/01/2028 (A)	60	62
Bausch Health
14.000%, 10/15/2030 (A)	1,584	1,514
11.000%, 09/30/2028 (A)	387	395
5.250%, 01/30/2030 (A)	75	48
5.250%, 02/15/2031 (A)	193	117
5.000%, 01/30/2028 (A)	365	308
5.000%, 02/15/2029 (A)	451	327
4.875%, 06/01/2028 (A)	695	636
Bausch Health Americas
8.500%, 01/31/2027 (A)	1,671	1,655
Charles River Laboratories International
4.000%, 03/15/2031 (A)	930	865
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 03/15/2029 (A)	$500	$474
CHS
10.875%, 01/15/2032 (A)	923	990
6.875%, 04/15/2029 (A)	1,600	1,539
6.125%, 04/01/2030 (A)	624	543
6.000%, 01/15/2029 (A)	133	131
5.250%, 05/15/2030 (A)	2,903	2,736
4.750%, 02/15/2031 (A)	532	490
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (F)	1,010	1,041
DaVita
6.875%, 09/01/2032 (A)	287	294
4.625%, 06/01/2030 (A)	951	914
3.750%, 02/15/2031 (A)	609	559
Embecta
6.750%, 02/15/2030 (A)	1,585	1,482
5.000%, 02/15/2030 (A)	195	180
Emergent BioSolutions
3.875%, 08/15/2028 (A)	632	533
Encompass Health
4.500%, 02/01/2028	271	269
Endo Finance Holdings
8.500%, 04/15/2031 (A)	73	76
Fortrea Holdings
7.500%, 07/01/2030 (A)	1,832	1,736
GENMAB
7.250%, 12/15/2033 (A)	439	459
6.250%, 12/15/2032 (A)	1,337	1,371
Global Medical Response
7.375%, 10/01/2032 (A)	2,070	2,150
Grifols
4.750%, 10/15/2028 (A)	1,607	1,574
HCA
5.250%, 06/15/2049	753	664
Humana
6.625%, H15T5Y + 2.891%, 09/15/2056 (F)	980	942
IQVIA
6.250%, 06/01/2032 (A)	1,461	1,484
5.000%, 10/15/2026 (A)	805	804
LifePoint Health
10.000%, 06/01/2032 (A)	826	844
9.875%, 08/15/2030 (A)	369	390
8.375%, 02/15/2032 (A)	695	742
5.375%, 01/15/2029 (A)	781	753
Medline Borrower
6.250%, 04/01/2029 (A)	271	276
5.250%, 10/01/2029 (A)	451	447
3.875%, 04/01/2029 (A)	2,219	2,147
Molina Healthcare
6.500%, 02/15/2031 (A)	215	212
6.250%, 01/15/2033 (A)	811	786

152	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 06/15/2028 (A)	$1,641	$1,587
3.875%, 11/15/2030 (A)	670	599
Option Care Health
4.375%, 10/31/2029 (A)	1,435	1,383
Organon
6.750%, 05/15/2034 (A)	200	178
5.125%, 04/30/2031 (A)	288	235
4.125%, 04/30/2028 (A)	266	258
Perrigo Finance Unlimited
6.125%, 09/30/2032	815	744
Prestige Brands
3.750%, 04/01/2031 (A)	260	238
Prime Healthcare Services
9.375%, 09/01/2029 (A)	310	321
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	8	8
3.375%, 08/31/2027 (A)	349	340
Radiology Partners
9.781%, 02/15/2030 (A)	2,345	2,142
8.500%, 07/15/2032 (A)	4,746	4,812
Select Medical
6.250%, 12/01/2032 (A)	50	48
Sotera Health Holdings
7.375%, 06/01/2031 (A)	1,110	1,147
Star Parent
9.000%, 10/01/2030 (A)	260	269
Surgery Center Holdings
7.250%, 04/15/2032 (A)	368	361
Team Health Holdings
8.375%, 06/30/2028 (A)	2,063	2,033
Tenet Healthcare
6.750%, 05/15/2031	1,122	1,147
6.125%, 06/15/2030	230	231
5.500%, 11/15/2032 (A)	610	604
5.125%, 11/01/2027	970	969
4.375%, 01/15/2030	395	383
		72,512

Industrials — 9.2%
ACCO Brands
4.250%, 03/15/2029 (A)	1,166	1,041
Advanced Drainage Systems
5.375%, 03/01/2034 (A)	45	44
AECOM
6.000%, 08/01/2033 (A)	510	509
Allied Universal Holdco
7.875%, 02/15/2031 (A)	1,118	1,153
6.875%, 06/15/2030 (A)	1,048	1,062
4.625%, 06/01/2028 (A)	1,427	1,394
Allison Transmission
5.875%, 06/01/2029 (A)	230	232
5.875%, 12/01/2033 (A)	968	962
4.750%, 10/01/2027 (A)	330	328
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 01/30/2031 (A)	$331	$308
Alta Equipment Group
9.000%, 06/01/2029 (A)	391	346
American Airlines
5.750%, 04/20/2029 (A)	673	669
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,750	1,717
Amsted Industries
6.375%, 03/15/2033 (A)	567	570
4.625%, 05/15/2030 (A)	614	589
APi Group DE
4.750%, 10/15/2029 (A)	135	131
4.125%, 07/15/2029 (A)	220	209
Artera Services
8.500%, 02/15/2031 (A)	566	485
ATI
7.250%, 08/15/2030	167	173
5.875%, 12/01/2027	174	174
5.125%, 10/01/2031	110	109
4.875%, 10/01/2029	160	158
ATP Tower Holdings
7.875%, 02/03/2030 (A)	210	213
Avis Budget Car Rental
8.375%, 06/15/2032 (A)	173	172
8.250%, 01/15/2030 (A)	1,094	1,101
8.000%, 02/15/2031 (A)	8	8
5.750%, 07/15/2027 (A)	246	245
5.375%, 03/01/2029 (A)	675	646
4.750%, 04/01/2028 (A)	40	39
Axon Enterprise
6.250%, 03/15/2033 (A)	1,799	1,836
Bombardier
8.750%, 11/15/2030 (A)	120	127
7.450%, 05/01/2034 (A)	549	593
7.250%, 07/01/2031 (A)	180	189
7.000%, 06/01/2032 (A)	757	786
6.750%, 06/15/2033 (A)	847	875
Builders FirstSource
6.750%, 05/15/2035 (A)	83	83
6.375%, 06/15/2032 (A)	282	281
6.375%, 03/01/2034 (A)	970	958
5.000%, 03/01/2030 (A)	15	15
4.250%, 02/01/2032 (A)	914	841
BWX Technologies
4.125%, 06/30/2028 (A)	1,233	1,199
4.125%, 04/15/2029 (A)	1,365	1,312
Chart Industries
9.500%, 01/01/2031 (A)	42	44
7.500%, 01/01/2030 (A)	344	357
Cimpress PLC
7.375%, 09/15/2032 (A)	746	739
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	309	268

SEI Institutional Managed Trust	153

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Clean Harbors
6.375%, 02/01/2031 (A)	$375	$381
5.750%, 10/15/2033 (A)	685	683
Clue Opco
9.500%, 10/15/2031 (A)	20	19
Conduent Business Services
6.000%, 11/01/2029 (A)	260	176
CoreCivic
8.250%, 04/15/2029	311	325
CP Atlas Buyer
12.750%, 01/15/2031 (A)	1,113	859
9.750%, 07/15/2030 (A)	519	487
Danaos
6.875%, 10/15/2032 (A)	787	800
Deluxe
8.125%, 09/15/2029 (A)	405	421
8.000%, 06/01/2029 (A)	1,723	1,734
EMRLD Borrower
6.750%, 07/15/2031 (A)	83	85
6.625%, 12/15/2030 (A)	1,861	1,893
EquipmentShare.com
9.000%, 05/15/2028 (A)	473	489
8.625%, 05/15/2032 (A)	97	101
8.000%, 03/15/2033 (A)	92	95
Esab
6.250%, 04/15/2029 (A)	140	142
5.625%, 04/01/2031 (A)	72	73
First Student Bidco
4.000%, 07/31/2029 (A)	715	684
FTAI Aviation Investors
7.000%, 05/01/2031 (A)	820	841
Garda World Security
8.375%, 11/15/2032 (A)	100	100
8.250%, 08/01/2032 (A)	214	212
6.500%, 01/15/2031 (A)	113	114
6.000%, 06/01/2029 (A)	268	255
Gates
6.875%, 07/01/2029 (A)	644	661
GEO Group
10.250%, 04/15/2031	39	42
8.625%, 04/15/2029	206	214
GFL Environmental
6.750%, 01/15/2031 (A)	164	170
4.375%, 08/15/2029 (A)	161	157
4.000%, 08/01/2028 (A)	275	267
GFL Environmental Holdings US
5.500%, 02/01/2034 (A)	1,021	1,001
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	207	216
5.625%, 06/01/2029 (A)	312	306
GrafTech Global Enterprises
9.875%, 12/23/2029 (A)	385	246
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Griffon
5.750%, 03/01/2028	$506	$505
Herc Holdings
7.250%, 06/15/2033 (A)	2,304	2,361
7.000%, 06/15/2030 (A)	106	109
6.625%, 06/15/2029 (A)	207	210
Hertz
12.625%, 07/15/2029 (A)	327	287
5.000%, 12/01/2029 (A)	633	267
4.625%, 12/01/2026 (A)	136	123
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(B)	465	–
6.000%, 01/15/2028 (A)(B)	450	–
5.500%, 12/31/2049 (A)(B)	559	–
Icahn Enterprises
10.000%, 11/15/2029 (A)	320	315
9.750%, 01/15/2029	713	701
9.000%, 06/15/2030	2,275	2,134
4.375%, 02/01/2029	740	631
JB Poindexter
8.750%, 12/15/2031 (A)	240	243
JELD-WEN
4.875%, 12/15/2027 (A)	386	262
JELD-WEN Holding
7.000%, 09/01/2032 (A)	147	69
JetBlue Airways
9.875%, 09/20/2031 (A)	3,432	3,243
JH North America Holdings
6.125%, 07/31/2032 (A)	790	787
Korn Ferry
4.625%, 12/15/2027 (A)	1,687	1,670
LABL
8.625%, 10/01/2031 (A)(B)	986	474
6.750%, 12/31/2026 (D)	27	27
Lsf12 Helix Parent
7.125%, 02/01/2033 (A)	83	80
Madison IAQ
5.875%, 06/30/2029 (A)	609	597
4.125%, 06/30/2028 (A)	1,925	1,880
Masterbrand
7.000%, 07/15/2032 (A)	207	202
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)	182	174
MIWD Holdco II
5.500%, 02/01/2030 (A)	141	122
Mueller Water Products
4.000%, 06/15/2029 (A)	680	655
Park-Ohio Industries
8.500%, 08/01/2030 (A)	535	548
Pitney Bowes
7.250%, 03/15/2029 (A)	983	982
Prairie Acquiror
9.000%, 08/01/2029 (A)	135	139

154	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PYE-Barker Fire & Safety
0.000%, 12/16/2032 (E)	62	$–
Raven Acquisition Holdings
6.875%, 11/15/2031 (A)	$3,128	3,016
Resideo Funding
6.500%, 07/15/2032 (A)	210	207
4.000%, 09/01/2029 (A)	1,046	988
Roller Bearing of America
4.375%, 10/15/2029 (A)	760	738
RR Donnelley & Sons
9.500%, 08/01/2029 (A)	320	324
RXO
6.375%, 05/15/2031 (A)	307	295
Science Applications International
5.875%, 11/01/2033 (A)	80	78
Sensata Technologies
6.625%, 07/15/2032 (A)	200	204
5.875%, 09/01/2030 (A)	340	341
4.000%, 04/15/2029 (A)	596	575
3.750%, 02/15/2031 (A)	20	18
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,133	1,044
SS&C Technologies
6.500%, 06/01/2032 (A)	2,020	2,020
5.500%, 09/30/2027 (A)	844	845
Standard Building Solutions
6.500%, 08/15/2032 (A)	2,597	2,598
6.250%, 08/01/2033 (A)	237	234
5.875%, 03/15/2034 (A)	322	311
Standard Industries
4.750%, 01/15/2028 (A)	870	860
4.375%, 07/15/2030 (A)	1,293	1,219
3.375%, 01/15/2031 (A)	5	4
Star Leasing
7.625%, 02/15/2030 (A)	240	222
Stena International
7.625%, 02/15/2031 (A)	280	286
Terex
6.250%, 10/15/2032 (A)	238	240
5.000%, 05/15/2029 (A)	376	370
TransDigm
7.125%, 12/01/2031 (A)	1,465	1,512
6.625%, 03/01/2032 (A)	3,345	3,411
6.375%, 03/01/2029 (A)	2,116	2,156
6.250%, 01/31/2034 (A)	670	677
TriNet Group
7.125%, 08/15/2031 (A)	172	167
United Airlines
4.625%, 04/15/2029 (A)	500	491
United Airlines Holdings
5.375%, 03/01/2031	935	916
4.875%, 03/01/2029	120	117
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Rentals North America
6.125%, 03/15/2034 (A)	$2,379	$2,409
5.375%, 11/15/2033 (A)	82	80
5.250%, 01/15/2030	370	368
4.875%, 01/15/2028	532	529
4.000%, 07/15/2030	655	622
Veritiv Operating
10.500%, 11/30/2030 (A)	250	260
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (A)	1,630	1,408
VM Consolidated
5.500%, 04/15/2029 (A)	190	184
Wabash National
4.500%, 10/15/2028 (A)	612	536
Waste Pro USA
7.000%, 02/01/2033 (A)	430	435
Weekley Homes
6.750%, 01/15/2034 (A)	129	124
WESCO Distribution
7.250%, 06/15/2028 (A)	499	502
6.625%, 03/15/2032 (A)	170	174
6.375%, 03/15/2029 (A)	216	220
6.375%, 03/15/2033 (A)	1,831	1,865
5.500%, 04/15/2034 (A)	1,481	1,459
5.250%, 04/15/2031 (A)	260	258
Wilsonart
11.000%, 08/15/2032 (A)	1,528	1,108
Wrangler Holdco
6.625%, 04/01/2032 (A)	589	606
XPO
7.125%, 02/01/2032 (A)	180	186
		99,153

Information Technology — 5.0%
Ahead DB Holdings
6.625%, 05/01/2028 (A)	397	388
ams-OSRAM
12.250%, 03/30/2029 (A)	340	361
APLD ComputeCo
9.250%, 12/15/2030 (A)	1,942	2,001
Arches Buyer
6.125%, 12/01/2028 (A)	1,656	1,586
4.250%, 06/01/2028 (A)	238	229
ASGN
4.625%, 05/15/2028 (A)	773	748
Castle US Holding
10.000%, 06/30/2031 (A)	960	202
Central Parent
8.000%, 06/15/2029 (A)	780	580
Ciena
4.000%, 01/31/2030 (A)	685	651
Cipher Compute
7.125%, 11/15/2030 (A)	1,730	1,792

SEI Institutional Managed Trust	155

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cloud Software Group, Strike Price Fixed
9.000%, 09/30/2029 (A)	$3,434	$3,313
8.250%, 06/30/2032 (A)	3,327	3,155
6.625%, 08/15/2033 (A)	251	223
6.500%, 03/31/2029 (A)	792	773
Coherent
5.000%, 12/15/2029 (A)	2,210	2,168
CoreWeave
9.250%, 06/01/2030 (A)	3,314	3,220
9.000%, 02/01/2031 (A)	1,368	1,302
Diebold Nixdorf
7.750%, 03/31/2030 (A)	160	166
Elastic
4.125%, 07/15/2029 (A)	1,303	1,222
Ellucian Holdings
6.500%, 12/01/2029 (A)	1,052	1,028
Entegris
5.950%, 06/15/2030 (A)	619	623
4.750%, 04/15/2029 (A)	251	248
4.375%, 04/15/2028 (A)	117	115
3.625%, 05/01/2029 (A)	809	769
Fair Isaac
6.250%, 09/15/2034 (A)	593	583
6.000%, 05/15/2033 (A)	175	172
4.000%, 06/15/2028 (A)	1,820	1,766
Gen Digital
6.250%, 04/01/2033 (A)	930	904
Go Daddy Operating
3.500%, 03/01/2029 (A)	1,000	930
Imola Merger
4.750%, 05/15/2029 (A)	259	252
Kioxia Holdings
6.625%, 07/24/2033 (A)	2,490	2,559
6.250%, 07/24/2030 (A)	400	407
McAfee
7.375%, 02/15/2030 (A)	888	734
NCR Atleos
9.500%, 04/01/2029 (A)	320	343
Newfold Digital Holdings Group
11.750%, 04/30/2029 (A)	310	247
ON Semiconductor
3.875%, 09/01/2028 (A)	1,477	1,425
Open Text
3.875%, 02/15/2028 (A)	642	618
3.875%, 12/01/2029 (A)	76	68
Open Text Holdings
4.125%, 02/15/2030 (A)	1,150	1,028
PTC
4.000%, 02/15/2028 (A)	986	961
RingCentral
8.500%, 08/15/2030 (A)	314	328
Sabre Financial Borrower
11.125%, 06/15/2029 (A)	390	399
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sabre GLBL
10.750%, 11/15/2029 (A)	$602	$514
10.750%, 03/15/2030 (A)	582	489
Seagate Data Storage Technology Pte
8.500%, 07/15/2031 (A)	40	42
8.250%, 12/15/2029 (A)	172	181
5.750%, 12/01/2034 (A)	50	50
4.091%, 06/01/2029 (A)	514	497
Synaptics
4.000%, 06/15/2029 (A)	1,475	1,397
TTM Technologies
4.000%, 03/01/2029 (A)	72	69
Twilio
3.625%, 03/15/2029	994	950
UKG
6.875%, 02/01/2031 (A)	2,107	2,059
Viasat
7.500%, 05/30/2031 (A)	1,157	1,143
6.500%, 07/15/2028 (A)	123	122
Viavi Solutions
3.750%, 10/01/2029 (A)	600	563
Virtusa
7.125%, 12/15/2028 (A)	1,307	1,007
WULF Compute
7.750%, 10/15/2030 (A)	2,668	2,819
Xerox
10.250%, 10/15/2030 (A)	93	70
Xerox Holdings
8.875%, 11/30/2029 (A)	170	54
Zebra Technologies
6.500%, 06/01/2032 (A)	988	995
		53,608

Materials — 6.9%
Alumina Pty
6.375%, 09/15/2032 (A)	200	205
6.125%, 03/15/2030 (A)	200	204
ARC Falcon I
9.750%, 03/01/2033 (A)	845	813
Ardagh Group
12.000%, 12/01/2030 (A)	639	537
9.500%, 12/01/2030 (A)	241	253
ASP Unifrax Holdings
7.100% Cash/PIK, 09/30/2029 (A)	3,640	218
Avient
6.250%, 11/01/2031 (A)	660	665
Axalta Coating Systems
3.375%, 02/15/2029 (A)	205	194
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	1,220	1,276
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	2,620	2,320

156	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ball
3.125%, 09/15/2031	$730	$657
2.875%, 08/15/2030	2,251	2,049
Big River Steel
6.625%, 01/31/2029 (A)	298	297
Cascades
6.750%, 07/15/2030 (A)	1,210	1,221
Celanese US Holdings
7.375%, 02/15/2034	1,146	1,174
7.000%, 02/15/2031	179	184
6.850%, 11/15/2028	326	339
6.750%, 04/15/2033	1,200	1,231
Century Aluminum
6.875%, 08/01/2032 (A)	190	196
Chemours
8.000%, 01/15/2033 (A)	2,353	2,366
7.875%, 03/15/2034 (A)	433	433
5.750%, 11/15/2028 (A)	919	910
4.625%, 11/15/2029 (A)	15	14
Cleveland-Cliffs
7.625%, 01/15/2034 (A)	460	450
7.500%, 09/15/2031 (A)	115	115
7.375%, 05/01/2033 (A)	1,086	1,062
7.000%, 03/15/2032 (A)	1,140	1,103
6.875%, 11/01/2029 (A)	200	200
6.750%, 04/15/2030 (A)	189	184
4.625%, 03/01/2029 (A)	198	189
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	772	720
6.875%, 01/15/2030 (A)	70	68
6.750%, 04/15/2032 (A)	233	220
6.625%, 04/15/2029 (A)	130	128
Commercial Metals
5.750%, 11/15/2033 (A)	136	134
Compass Minerals International
8.000%, 07/01/2030 (A)	190	197
Constellium
3.750%, 04/15/2029 (A)	930	887
Cornerstone Chemical
10.000%, 05/07/2029 (A)(D)	4,476	4,476
Crown Americas
5.875%, 06/01/2033	900	900
CVR Partners
6.125%, 06/15/2028 (A)	1,427	1,422
Domtar
6.750%, 10/01/2028 (A)	1,630	1,059
Element Solutions
3.875%, 09/01/2028 (A)	453	441
Enviva Partners
0.000%, 01/15/2027 (D)(E)	2,139	–
First Quantum Minerals
8.625%, 06/01/2031 (A)	1,010	1,047
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Fortescue Treasury Pty
6.125%, 04/15/2032 (A)	$665	$680
4.375%, 04/01/2031 (A)	521	492
Freeport-McMoRan
5.400%, 11/14/2034	925	939
Huntsman International
5.700%, 10/15/2034	266	245
INEOS Finance PLC
7.500%, 04/15/2029 (A)	1,783	1,730
6.750%, 05/15/2028 (A)	419	405
INEOS Quattro Finance 2 PLC
9.625%, 03/15/2029 (A)	200	164
Innophos Holdings
11.500%, 06/15/2029 (A)	3,119	2,580
Magnera
7.250%, 11/15/2031 (A)	160	148
Mauser Packaging Solutions Holding
9.250%, 04/15/2030 (A)	454	422
7.875%, 04/15/2030 (A)	816	816
Mercer International
12.875%, 10/01/2028 (A)	513	324
Methanex
5.250%, 12/15/2029	465	460
Methanex US Operations
6.250%, 03/15/2032 (A)	825	844
Mineral Resources
7.000%, 04/01/2031 (A)	2,097	2,143
Mineral Resources MTN
8.500%, 05/01/2030 (A)	1,045	1,074
Mountain Province Diamonds
9.000%, 12/15/2027 (A)(C)(D)	1,989	1,796
Neiman Marcus Group (Escrow Security)
8.750%, 10/15/2022 (A)(B)(D)	762	–
8.000%, 10/15/2022 (A)(B)(D)	820	–
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(D)	2,115	–
NOVA Chemicals
9.000%, 02/15/2030 (A)	169	178
8.500%, 11/15/2028 (A)	480	499
5.250%, 06/01/2027 (A)	336	335
4.250%, 05/15/2029 (A)	239	233
Novelis
6.875%, 01/30/2030 (A)	42	43
6.375%, 08/15/2033 (A)	720	706
4.750%, 01/30/2030 (A)	702	664
Nufarm Australia
5.000%, 01/27/2030 (A)	209	188
OI European Group BV
4.750%, 02/15/2030 (A)	120	112
Olin
6.625%, 04/01/2033 (A)	400	391
Olympus Water US Holding
7.250%, 06/15/2031 (A)	1,025	1,001

SEI Institutional Managed Trust	157

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Owens-Brockway Glass Container
7.250%, 05/15/2031 (A)	$1,120	$1,072
Quikrete Holdings
6.750%, 03/01/2033 (A)	75	76
6.375%, 03/01/2032 (A)	3,273	3,319
Rain Carbon
12.250%, 09/01/2029 (A)	2,175	2,238
Samarco Mineracao
9.500% Cash/PIK, 06/30/2031	915	900
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	1,167	1,161
4.875%, 05/01/2028 (A)	1,324	1,309
Scotts Miracle-Gro
4.500%, 10/15/2029	466	455
4.375%, 02/01/2032	278	260
4.000%, 04/01/2031	526	486
Sealed Air
6.500%, 07/15/2032 (A)	1,105	1,159
Smyrna Ready Mix Concrete
8.875%, 11/15/2031 (A)	1,627	1,678
Solstice Advanced Materials
5.625%, 09/30/2033 (A)	428	422
SunCoke Energy
4.875%, 06/30/2029 (A)	710	641
Trident TPI Holdings
12.750%, 12/31/2028 (A)	1,327	1,292
TriMas
4.125%, 04/15/2029 (A)	300	285
Trinseo Luxco Finance SPV Sarl
7.625% Cash/PIK, 05/03/2029 (A)(B)	592	15
Trivium Packaging Finance BV
8.250%, 07/15/2030 (A)	511	535
Tronox
4.625%, 03/15/2029 (A)	2,181	1,746
WR Grace Holdings
7.000%, 08/01/2033 (A)	50	49
6.625%, 08/15/2032 (A)	727	708
5.625%, 08/15/2029 (A)	2,216	2,038
		74,214

Real Estate — 2.0%
Anywhere Real Estate Group
9.750%, 04/15/2030 (A)	150	159
5.250%, 04/15/2030 (A)	1,452	1,369
Brookfield Property REIT
5.750%, 05/15/2026 (A)	30	30
4.500%, 04/01/2027 (A)	2,163	2,122
DBR Land Holdings
6.250%, 12/01/2030 (A)	775	785
Diversified Healthcare Trust
4.750%, 02/15/2028	1,850	1,778
4.375%, 03/01/2031	1,070	951
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Five Point Operating
8.000%, 10/01/2030 (A)	$200	$200
Howard Hughes
6.125%, 03/01/2034 (A)	259	249
5.875%, 03/01/2032 (A)	180	173
4.375%, 02/01/2031 (A)	530	487
Iron Mountain
6.250%, 01/15/2033 (A)	1,202	1,198
5.250%, 03/15/2028 (A)	756	752
5.250%, 07/15/2030 (A)	2,811	2,731
5.000%, 07/15/2028 (A)	320	316
4.875%, 09/15/2027 (A)	90	90
4.875%, 09/15/2029 (A)	626	609
Lamar Media
3.750%, 02/15/2028	1,610	1,566
Millrose Properties
6.375%, 08/01/2030 (A)	185	185
6.250%, 09/15/2032 (A)	87	85
Outfront Media Capital
7.375%, 02/15/2031 (A)	348	363
4.625%, 03/15/2030 (A)	70	67
Park Intermediate Holdings
4.875%, 05/15/2029 (A)	890	854
Pebblebrook Hotel
6.375%, 10/15/2029 (A)	470	471
RHP Hotel Properties
7.250%, 07/15/2028 (A)	32	33
6.500%, 04/01/2032 (A)	495	504
6.500%, 06/15/2033 (A)	36	36
5.750%, 03/15/2034 (A)	72	71
4.500%, 02/15/2029 (A)	557	540
RLJ Lodging Trust
4.000%, 09/15/2029 (A)	330	309
Service Properties Trust
8.875%, 06/15/2032	540	535
4.950%, 10/01/2029	202	183
4.375%, 02/15/2030	1,970	1,749
0.000%, 09/30/2027 (A)(H)	90	82
		21,632

Utilities — 3.0%
Alpha Generation
6.750%, 10/15/2032 (A)	2,120	2,151
6.250%, 01/15/2034 (A)	1,012	994
AmeriGas Partners
9.500%, 06/01/2030 (A)	109	116
9.375%, 06/01/2028 (A)	157	161
California Buyer PLC
6.375%, 02/15/2032 (A)	180	176
Clearway Energy Operating LLC
3.750%, 02/15/2031 (A)	1,032	956
Constellation Energy Generation
4.625%, 02/01/2029 (A)	1,110	1,097

158	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Edison International
5.250%, 03/15/2032	$1,874	$1,855
Long Ridge Energy
8.750%, 02/15/2032 (A)	865	907
NRG Energy
7.000%, 03/15/2033 (A)	130	141
6.250%, 11/01/2034 (A)	6,484	6,536
6.000%, 02/01/2033 (A)	161	161
6.000%, 01/15/2036 (A)	990	981
5.750%, 01/15/2028	36	36
5.750%, 01/15/2034 (A)	264	260
5.250%, 06/15/2029 (A)	391	387
3.875%, 02/15/2032 (A)	33	30
3.625%, 02/15/2031 (A)	1,639	1,509
3.375%, 02/15/2029 (A)	160	152
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,012	988
PG&E
5.250%, 07/01/2030	2,769	2,732
Suburban Propane Partners
6.500%, 12/15/2035 (A)	596	580
5.000%, 06/01/2031 (A)	941	885
Talen Energy Supply
6.250%, 02/01/2034 (A)	492	486
Vistra Operations
7.750%, 10/15/2031 (A)	2,393	2,507
6.875%, 04/15/2032 (A)	1,417	1,466
5.625%, 02/15/2027 (A)	290	290
5.000%, 07/31/2027 (A)	30	30
4.375%, 05/01/2029 (A)	405	395
4.300%, 07/15/2029 (A)	375	369
VoltaGrid
7.375%, 11/01/2030 (A)	1,735	1,792
XPLR Infrastructure Operating Partners
8.625%, 03/15/2033 (A)	1,301	1,374
		32,500

Total Corporate Obligations
(Cost $898,464) ($ Thousands)		853,463

ASSET-BACKED SECURITIES — 7.7%
Other Asset-Backed Securities — 7.7%
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(D)(E)(F)	3,390	220
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(D)(E)(F)	4,450	756
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(D)(E)(F)	5,857	469
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(D)(E)(F)	4,663	186
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (D)(E)(F)	$3,427	$411
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	5,641	1,280
Battalion CLO XVI, Ser 2024-16A, Cl CR2
5.668%, TSFR3M + 2.000%, 01/20/2038 (A)(F)	256	256
Battalion CLO XVI, Ser 2024-16A, Cl ER2
10.758%, TSFR3M + 7.090%, 01/20/2038 (A)(F)	233	216
Battalion CLO XX, Ser 2021-20A, Cl SUB
0.000%, 07/15/2034 (A)(D)(E)(F)	13,819	2,989
Battalion CLO XX, Ser 2025-20A, Cl ER
9.922%, TSFR3M + 6.250%, 04/15/2038 (A)(F)	895	822
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(D)(E)(F)	2,531	68
Benefit Street Partners CLO IV, Ser 2014-IVA, Cl SUBG
0.000%, 10/20/2038 (A)(D)(E)(F)	2,823	1,299
Benefit Street Partners CLO V-B, Ser 2018-5BA
0.000%, 04/20/2031 (D)(E)	13,726	4,530
Benefit Street Partners CLO V-B, Ser 2024-5BA, Cl FR
11.468%, TSFR3M + 7.800%, 07/20/2037 (A)(F)	100	93
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(D)(E)(F)	9,284	3,621
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (D)(E)(F)	6,715	267
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (D)(E)	6,720	128
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(D)(E)(F)	8,538	3,244
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 10/20/2037 (A)(D)(E)(F)	9,932	2,682
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2038 (A)(D)(E)(F)	4,631	2,964
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 10/15/2038 (A)(D)(E)(F)	2,924	1,901
Benefit Street Partners CLO XXIII, Ser 2021-23A
0.000%, 04/25/2034 (D)(E)	3,157	1,484
Benefit Street Partners CLO, Ser 2025-42A, Cl SUB
0.000%, 10/25/2038 (A)(D)(E)(F)	5,137	3,904

SEI Institutional Managed Trust	159

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bridge Street CLO VI, Ser 2025-2A, Cl SUB
0.000%, 01/15/2039 (A)(D)(E)(F)	$2,900	$2,624
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(D)(E)(F)	4,519	1,069
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/15/2036 (A)(D)(E)(F)	4,293	1,932
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 04/20/2037 (A)(D)(E)(F)	1,219	804
LCM CLO, Ser 31A
0.000%, 01/20/2032 (D)(E)	1,115	219
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
0.000%, 10/20/2037 (A)(D)(E)(F)	1,755	1,158
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(D)(E)(F)	10,052	1,860
Neuberger Berman Loan Advisers CLO XLI, Ser 2021-41
0.000%, (D)(E) (I)	1,924	685
Neuberger Berman Loan Advisers CLO XXXIX, Ser 2020-39
0.000%, (D)(E) (I)	3,294	1,140
Neuberger Berman Loan Advisers CLO XXXVI, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(D)(E)(F)	1,095	14
Neuberger Berman Loan Advisers CLO, Ser 2025-36RA, Cl SUB
0.000%, 07/20/2039 (A)(D)(E)(F)	2,028	1,693
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(D)(E)(F)	7,983	954
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 07/20/2037 (A)(D)(E)(F)	2,086	699
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 04/20/2038 (A)(D)(E)(F)	1,530	948
OCP CLO, Ser 2021-21A
0.000%, 07/20/2034 (D)(E)	6,680	3,724
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 11/20/2037 (D)(E)(F)	9,085	4,270
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 03/24/2038 (A)(D)(E)(F)	10,601	2,650
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 10/25/2035 (A)(D)(E)(F)	5,076	863
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	5,457	2,074
TCW CLO, Ser 2020-1A
0.000%, 04/20/2028 (D)(E)	5,352	1,391
TCW CLO, Ser 2024-1A, Cl ER3
11.138%, TSFR3M + 7.470%, 10/25/2035 (A)(F)	936	862
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(D)(E)(F)	$1,609	$–
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(D)(E)(F)	3,228	32
Venture XXXV CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(D)(E)(F)	11,892	238
Voya CLO, Ser 2020-2A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	5,127	3,307
Voya CLO, Ser 2024-6A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)(F)	5,733	4,500
Voya CLO, Ser 2025-4A, Cl SUB
0.000%, 10/15/2038 (A)(D)(E)(F)	4,803	4,107
Wind River CLO, Ser 2021-3
0.000%, 07/20/2033 (D)(E)	10,943	3,064
Wind River CLO, Ser 2025-3A, Cl ER
9.918%, TSFR3M + 6.250%, 04/20/2038 (A)(F)	1,912	1,771

Total Asset-Backed Securities
(Cost $40,106) ($ Thousands)		82,442

LOAN PARTICIPATIONS — 5.9%
1261229 B.C. Ltd., Initial Term Loan, 1st Lien
9.918%, CME Term SOFR + 6.250%, 10/08/2030 (F)	158	152
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, 1st Lien
5.918%, CME Term SOFR + 2.250%, 04/20/2028 (F)	370	365
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.211%, CME Term SOFR + 4.250%, 05/17/2028 (F)	777	618
Adient US LLC, Term B-2 Loan, 1st Lien
5.668%, CME Term SOFR + 2.000%, 01/31/2031 (F)	176	176
Ahead DB Holdings, LLC, Term B-5 Loan, 1st Lien
6.200%, CME Term SOFR + 2.500%, 02/01/2031 (F)	303	299
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan, 1st Lien
6.918%, CME Term SOFR + 3.250%, 08/20/2032 (F)	54	54
Altar BidCo, Inc., Initial Term Loan, 1st Lien
6.783%, CME Term SOFR + 3.100%, 02/01/2029 (F)	158	157

160	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
4.258%, 06/30/2026 (D)	$833	$632
Aruba Investments Holdings, LLC, Initial Dollar Term Loan, 1st Lien
7.773%, CME Term SOFR + 4.000%, 11/24/2027 (F)	1,337	1,275
Asurion, LLC, New Term B-13 Term Loan, 1st Lien
7.918%, CME Term SOFR + 4.250%, 09/19/2030 (F)	129	127
athenahealth Group Inc., Initial Term Loan, 1st Lien
6.418%, CME Term SOFR + 2.750%, 02/15/2029 (F)	99	97
Avaya Inc., Initial Term Loan, 1st Lien
11.168%, CME Term SOFR + 7.500%, 08/01/2028 (C)(F)	2,341	2,076
BCPE Pequod Buyer, Inc., 2026 Refinancing Term Loan, 1st Lien
6.417%, CME Term SOFR + 2.750%, 11/25/2031 (F)	227	220
Belron Finance 2019 LLC, New 2031 Dollar Incremental Term Loan, 1st Lien
5.660%, CME Term SOFR + 2.000%, 10/16/2031 (F)	104	104
Byju's Alpha, Inc., Amendment No. 2 New Money Term Loan
11.668%, CME Term SOFR + 8.000%, 04/09/2026 (D)(F)	66	63
Byju's Alpha, Inc., Bridge Loan New Money Term Loan
11.716%, CME Term SOFR + 8.000%, 04/09/2026 (D)(F)	16	—
Byju's Alpha, Inc., Initial Term Loan
15.500%, CME Term SOFR + 6.000%, 11/24/2026 (B)(F)	2,767	152
Byju's Alpha, Inc., Prepetition Reimbursement New Money Term Loan
11.668%, CME Term SOFR + 8.000%, 04/09/2026 (D)(F)	76	—
Byju's Alpha, Inc., Term Loan, 1st Lien
11.672%, CME Term SOFR + 1.000%, 04/09/2026 (F)	26	24
Carestream Health, Inc., Term Loan
0.000%, 03/31/2031 (E)	1,390	1,190
Castle US Holding Corporation, Initial Second Out Dollar Term B-1 Loan, 1st Lien
8.178%, CME Term SOFR + 4.250%, 05/31/2030 (F)	1,288	569
Castle US Holding Corporation, Initial Second Out Dollar Term B-2 Loan
8.428%, 05/31/2030	1,188	520
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Century Casinos, Inc., Term B Facility Loan, 1st Lien
9.778%, CME Term SOFR + 6.000%, 04/02/2029 (F)	$1,244	$846
Chariot Buyer LLC, Refinancing Term Loan, 1st Lien
6.418%, CME Term SOFR + 2.750%, 09/08/2032 (F)	150	148
CHPPR Midco Inc. , Amendment No. 1 Term Loan, 1st Lien
12.750%, CME Term SOFR + 8.750%, 12/31/2029 (F)	1,086	1,084
Claire's Stores, 1st Lien
0.000%, 09/18/2030 (E)	98	98
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
7.782%, CME Term SOFR + 4.000%, 08/21/2028 (F)	32	32
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, 1st Lien
6.950%, CME Term SOFR + 3.250%, 03/21/2031 (F)	248	226
CMG Media Corporation, Term B-2 Loan, 1st Lien
7.300%, CME Term SOFR + 3.500%, 06/18/2029 (F)	964	900
Colossus AcquireCo LLC, Initial Term Loan, 1st Lien
5.380%, SOFR + 1.750%, 07/30/2032 (F)	107	107
Conair Holdings LLC, Initial Term Loan, 1st Lien
7.532%, CME Term SOFR + 3.750%, 05/17/2028 (F)	255	177
Crown Finance US, Inc., First Amendment Term Loan
8.171%, CME Term SOFR + 4.500%, 12/02/2031 (F)	279	275
Dayforce Bidco, LLC, Initial Term Loan, 1st Lien
6.661%, CME Term SOFR + 3.000%, 02/04/2033 (F)	239	226
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
7.678%, CME Term SOFR + 3.750%, 10/04/2028 (F)	331	323
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
9.540%, CME Term SOFR + 5.750%, 06/30/2028 (F)	296	298

SEI Institutional Managed Trust	161

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

High Yield Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
LOAN PARTICIPATIONS (continued)
East Valley Tourist Development Authority, Term Loan
11.288%, CME Term SOFR + 7.500%, 11/23/2026 (D)(F)	$2,204	$2,189
EMRLD Borrower LP, 2031 Refinancing Term Loan, 1st Lien
5.950%, CME Term SOFR + 2.250%, 08/04/2031 (F)	135	135
First Advantage Holdings, LLC, Term B-3 Loan, 1st Lien
6.450%, CME Term SOFR + 2.750%, 10/31/2031 (F)	200	194
First Student Bidco Inc., Initial Term B Loan, 1st Lien
5.950%, CME Term SOFR + 2.250%, 08/15/2030 (F)	473	471
First Student Bidco Inc., Initial Term C Loan, 1st Lien
5.950%, CME Term SOFR + 2.250%, 08/15/2030 (F)	87	86
Flexsys Cayman Holdings, First Out Term Loan
9.910%, CME Term SOFR + 6.250%, 08/01/2029 (F)	487	262
Flexsys Cayman Holdings, Second Out Refinancing Term Loan
9.172%, 08/01/2029	1,432	87
Freeport LNG investments, LLLP, Initial Term Loan B, 1st Lien
6.893%, CME Term SOFR + 3.250%, 02/11/2033 (F)	855	854
Gainwell Acquisition Corp., Term B Loan, 1st Lien
7.800%, CME Term SOFR + 4.000%, 10/01/2027 (F)	1,347	1,305
Hertz Corporation, Initial Term B Loan, 1st Lien
7.282%, CME Term SOFR + 3.500%, 06/30/2028 (F)	145	107
Hertz Corporation, The, Initial Term C Loan, 1st Lien
7.282%, CME Term SOFR + 3.500%, 06/30/2028 (F)	29	21
Icon Parent I Inc., 2025 Term Loan, 1st Lien
6.437%, CME Term SOFR + 2.750%, 11/13/2031 (F)	284	272
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, 1st Lien
9.557%, CME Term SOFR + 5.775%, 05/01/2029 (F)	686	599
J. C. Penney Company Inc., Term Loan
5.250%, 06/21/2024 (B)(D)(F)	2,177	—
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
LOAN PARTICIPATIONS (continued)
LABL, Inc., Initial Dollar Term Loan, 1st Lien
8.767%, CME Term SOFR + 5.000%, 10/30/2028 (F)	$2,337	$1,059
Lannett Company, Inc., Closing Date Term Loan 1st Lien
2.000%, 06/16/2030 (D)	437	438
LFSN Holdco/Lifescan, Term Loan, 1st Lien
9.169%, 12/08/2030	2,185	2,178
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien
10.321%, CME Term SOFR + 6.500%, 11/22/2027 (F)	1,706	1,613
LSF12 Crown US Commercial Bidco, LLC, 2026 Refinancing Term Loan, 1st Lien
6.668%, CME Term SOFR + 3.000%, 12/02/2031 (F)	287	287
Madison IAQ, LLC, Initial Term Loan, 1st Lien
6.128%, CME Term SOFR + 2.500%, 06/21/2028 (F)	298	298
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
10.677%, CME Term SOFR + 6.750%, 07/27/2028 (F)(J)	1,275	898
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
10.927%, CME Term SOFR + 7.000%, 07/27/2028 (F)	1,724	704
Mauser Packaging Solutions Holding Company, 2025 Term Loan, 1st Lien
7.164%, CME Term SOFR + 3.500%, 04/15/2030 (F)	80	77
Mavenir Jr Debt Fixed 1200 7/29/30, Term Loan, 1st Lien
12.000%, 07/29/2030 (D)	1,255	1,255
Max US Bidco Inc., Initial Term Loan, 1st Lien
8.700%, CME Term SOFR + 5.000%, 10/02/2030 (F)(J)	225	184
McAfee Corp., Second Amendment Tranche B-1 Term Loan, 1st Lien
6.668%, CME Term SOFR + 3.000%, 03/01/2029 (F)	512	455
Medline Borrower, LP, 2028 Refinancing Term Loan, 1st Lien
5.418%, CME Term SOFR + 1.750%, 10/23/2028 (F)	27	27
MI Windows and Doors, LLC, Term B-3 Loan, 1st Lien
6.418%, CME Term SOFR + 2.750%, 03/28/2031 (F)	133	122
MLN US HoldCo, LLC, Tranche A-2 Term Loan
5.681%, 06/20/2030 (F)	15	5

162	SEI Institutional Managed Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
LOAN PARTICIPATIONS (continued)
Mountaineer Merger Corporation, Term Loan
11.700%, 06/16/2030 (D)	$131	$131
11.673%, 06/16/2030 (D)	132	132
11.671%, 06/16/2030 (D)	399	399
11.653%, 06/16/2030 (D)	134	134
11.650%, 06/16/2030 (D)	196	197
Mountaineer Merger Corporation, Term Loan, 1st Lien
11.700%, 06/16/2030 (D)	397	397
Multi-Color Corporation, Interim New Money Dollar Term Loan, 1st Lien
10.410%, CME Term SOFR + 6.750%, 12/02/2026 (F)	147	146
Naked Juice LLC, Initial Second Out Term Loan, 1st Lien
7.050%, CME Term SOFR + 3.250%, 01/24/2029 (F)	2,890	1,524
NAPA Management Services Corporation, Initial Term Loan, 1st Lien
9.018%, CME Term SOFR + 5.250%, 02/23/2029 (F)	845	529
Neon Maple Purchaser Inc., First Amendment Tranche B-1 Term Loan, 1st Lien
6.168%, CME Term SOFR + 2.500%, 11/17/2031 (F)	304	298
NEP Group, Inc., 2025 Dollar Term Loan, 1st Lien
8.168%, CME Term SOFR + 4.500%, 10/17/2031 (F)	1,467	1,323
New Fortress Energy Inc, Second Amendment Incremental Term Loan
9.570%, CME Term SOFR + 5.500%, 10/30/2028 (F)	851	473
Obra Capital, Inc., Term Loan
11.037%, 06/21/2029 (D)	1,074	1,058
OID-OL Intermediate I, LLC, Initial Second Out Term Loan, 1st Lien
8.067%, CME Term SOFR + 4.250%, 02/01/2029 (F)	2,297	1,512
Osmosis Buyer Limited, 2026 Refinancing Term B Loan, 1st Lien
6.161%, CME Term SOFR + 2.500%, 07/31/2028 (F)	937	934
Parexel International, Inc., Seventh Amendment Term Loan, 1st Lien
6.418%, CME Term SOFR + 2.750%, 12/12/2031 (F)	212	211
Pasadena Performance Products, LLC, 2025-1 Repricing Term Loan, 1st Lien
6.950%, CME Term SOFR + 3.250%, 02/27/2032 (D)(F)	792	784
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
LOAN PARTICIPATIONS (continued)
Peraton Corp., Term B Loan, 1st Lien
7.517%, CME Term SOFR + 3.750%, 02/01/2028 (F)	$742	$632
Peraton Corp., Term B-1 Loan, 2nd Lien
11.523%, CME Term SOFR + 7.750%, 02/01/2029 (F)	497	355
Petco Health and Wellness Company, Inc., 2026 Term Loan, 1st Lien
7.950%, CME Term SOFR + 4.250%, 02/03/2031 (F)	212	207
PetSmart LLC, Initial Term Loan, 1st Lien
7.675%, CME Term SOFR + 4.000%, 08/18/2032 (F)	224	222
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
7.660%, CME Term SOFR + 4.000%, 09/20/2028 (F)	3,153	2,743
Premier Brands Group Holdings, Term B-1 Loan
12.181%, CME Term SOFR + 8.500%, 12/17/2029 (C)(D)(F)	707	707
Pretium PKG Holdings, Inc., Second-Out Term Loan, 1st Lien
9.417%, CME Term SOFR + 5.750%, 03/01/2032 (F)	1,069	895
Primo Brands Corporation, 2026 Refinancing Term Loan, 1st Lien
5.922%, CME Term SOFR + 2.250%, 03/31/2028 (F)	197	197
Pye-Barker Fire & Safety, LLC, Closing Date Term Loan, 1st Lien
6.168%, CME Term SOFR + 2.500%, 12/16/2032 (F)	413	414
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
5.918%, CME Term SOFR + 2.250%, 02/10/2032 (F)	285	284
QXO Building Products, Inc., 2025 Refinancing Term B Loan, 1st Lien
5.668%, CME Term SOFR + 2.000%, 04/30/2032 (F)	30	31
Raven Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
6.668%, CME Term SOFR + 3.000%, 11/19/2031 (F)(J)	146	143
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
7.418%, CME Term SOFR + 3.750%, 11/28/2028 (F)	172	164
Route 66 Development Authority, Term Loan, 1st Lien
12.673%, 01/24/2031 (D)	1,164	1,152

SEI Institutional Managed Trust	163

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

High Yield Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
LOAN PARTICIPATIONS (continued)
SCIH Salt Holdings Inc., Term B-1 Loan, 1st Lien
6.350%, CME Term SOFR + 2.750%, 01/31/2029 (F)	$542	$541
Serta Simmons Bedding, LLC, Initial Term Loan, 1st Lien
11.314%, CME Term SOFR + 7.500%, 06/29/2028 (F)	47	44
Shutterfly Finance, LLC, Term B Loan, 1st Lien
8.668%, CME Term SOFR + 5.000%, 10/01/2027 (F)	176	168
Sinclair Television Group, Inc., Term B-6 Loan, 1st Lien
7.082%, CME Term SOFR + 3.300%, 12/31/2029 (F)	891	796
Spectrum Group Buyer, Inc., Initial Term Loan
10.167%, CME Term SOFR + 6.500%, 05/19/2028 (F)	1,022	955
Spirit Airlines, LLC, DIP Contingent Term Loan, 1st Lien
0.000%, 07/14/2026 (E)	609	61
Spirit Airlines, LLC, DIP Roll Up Term Loan, 1st Lien
0.000%, 07/14/2026 (E)	1,998	1,298
Spirit Airlines, LLC, Initial Draw New Money Term Loan, 1st Lien
11.678%, CME Term SOFR + 8.000%, 07/14/2026 (F)	362	353
Spirit Airlines, LLC, Second Delayed Term Loan, 1st Lien
3.678%, 07/14/2026	177	173
Spirit Airlines, LLC, Second Draw New Money Term Loan, 1st Lien
11.678%, CME Term SOFR + 8.000%, 07/14/2026 (F)	90	88
Star Parent, Inc., Term Loan B, 1st Lien
7.700%, CME Term SOFR + 4.000%, 09/27/2030 (F)	113	111
Station Casinos LLC, Term B Facility, 1st Lien
5.668%, CME Term SOFR + 2.000%, 03/14/2031 (F)	98	98
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
5.787%, CME Term SOFR + 2.000%, 04/28/2028 (F)	1,400	1,381
Travelport Finance (Luxembourg) S.a r.l., Term Loans, 1st Lien
10.922%, CME Term SOFR + 7.000%, 09/29/2028 (F)(J)	1,216	905
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
LOAN PARTICIPATIONS (continued)
Tronox Finance LLC, 2024-B Term Loan, 1st Lien
6.200%, CME Term SOFR + 2.500%, 09/30/2031 (F)	$984	$746
TRQ Sales LLC, Initial Term Loan, 1st Lien
6.951%, CME Term SOFR + 3.250%, 12/30/2032 (F)	909	879
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
8.782%, CME Term SOFR + 5.000%, 06/28/2028 (F)	221	208
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
6.167%, CME Term SOFR + 2.500%, 02/10/2031 (F)	103	99
Vaco Holdings, LLC, Initial Term Loan, 1st Lien
8.850%, CME Term SOFR + 5.000%, 01/22/2029 (F)(J)	804	520
Varsity Brands, Inc., 2025-2 Replacement Term Loan, 1st Lien
6.450%, CME Term SOFR + 2.750%, 08/26/2031 (F)	387	385
Venator Materials PLC, Term Loan, 1st Lien
10.750%, 10/12/2028	235	19
Venator, First Out Term Loan, 1st Lien
10.750%, 07/16/2026	141	113
Venator, Term Loan, 1st Lien
10.750%, 07/16/2026	138	111
VeriFone Systems, Inc., 2025-1 Term Loan
9.178%, CME Term SOFR + 5.500%, 08/18/2028 (F)	1,165	1,094
VistaJet Malta Finance P.L.C. (Vista Management Holding, Inc.), Initial Term Loan, 1st Lien
7.411%, CME Term SOFR + 3.750%, 04/01/2031 (F)	189	187
Wellful Inc., Tranche A Term Loan, 1st Lien
8.961%, CME Term SOFR + 5.000%, 04/19/2030 (C)(F)	1,113	1,093
Wellful Inc., Tranche B Term Loan, 1st Lien
10.814%, CME Term SOFR + 7.000%, 10/19/2030 (C)(F)	2,234	1,972
White Cap Supply Holdings, LLC, Tranche C Term Loan, 1st Lien
6.918%, CME Term SOFR + 3.250%, 10/19/2029 (F)	423	406
Xplore Inc., Initial Term Loan 1st Lien
5.288%, CME Term SOFR + 1.500%, 10/24/2029 (F)	270	244

164	SEI Institutional Managed Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
LOAN PARTICIPATIONS (continued)
Xplore Inc., Second Out Term Loan 1st Lien
6.000%, CME Term SOFR + 1.500%, 10/24/2031 (F)	$877	$554

Total Loan Participations
(Cost $72,312) ($ Thousands)		63,722

	Shares
COMMON STOCK — 2.1%
21st Century Oncology Private Company *(C)(D)	15,311	242
Air Methods *(D)	2,219	475
Altice France *	4,302	71
Altice Luxembourg *	409	6
Arctic Canadian Diamond Company Ltd *(D)	1,054	62
Audacy *	7,248	20
Avaya *(C)(D)	121,133	1,726
Burgundy Diamond Mines Ltd *(C)	1,744,317	20
Carestream Health Holdings *(D)	69,956	964
CHC Group LLC *	399	—
Clear Channel Outdoor Holdings, Cl A *	39,771	94
Cornerstone Chemical *(D)	162,678	2,982
EchoStar, Cl A *	31,607	3,700
Endo Guc Trust *(C)(D)	27,892	16
Envision Healthcare *	174,150	2,943
Enviva *	158,231	2,848
Guitar Center *(C)(D)	13,905	1,144
Gulfport Energy Corp *	491	104
Gymboree Holding Corp *(C)(D)	40,312	—
iHeartMedia Inc *	8,286	24
Incora Intermediate LLC *(C)(D)	8,534	96
Incora Top Holdco LLC *(C)(D)	115	3
Lannett *(D)	93,813	1,116
Lifescan *	13,712	401
Mallinckrodt *(C)(D)	4,647	474
Mallinckrodt *	3,167	323
Medical Card Systems *(D)	284,758	89
Mitel *(D)	488	—
Mountaineer Merger Group *(D)	1,999,193	—
MYT Holding LLC, Ser B *(C)(D)	274,755	69
Neiman Marcus Group *	620	—
Nine West FKA Premier Brands *(C)(D)	92,548	133
NMG Parent *(C)(D)	5,934	3
Pretium Packaging Holdings *	15,134	283
Quad/Graphics Inc	54	—
SandRidge Energy Inc	20	—
Serta Simmons Bedding *	11,559	89
Spirit Airlines Placeholder Private *	13,534	2
Spirit Aviation Holdings Inc *	61,013	15
SSB Equipment Company *(C)(D)	11,559	—
Venator Materials PLC *	453	13
VICI Properties Inc, Cl A ‡	21,829	596
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Xplore Inc *(D)	49,445	$603
Yeoman Capital *	184,172	1,361

Total Common Stock
(Cost $21,272) ($ Thousands)		23,110

PREFERRED STOCK — 1.3%
Benefit Street Partners CLO 47, Ser 2026-47A, Cl SUB, 0.000% *(D)(E)(F)	2,000,000	1,860
Benefit Street Partners CLO IV, 0.000% *(D)(E)(H)	6,657,000	3,062
Benefit Street Partners CLO IX, 0.000% *(D)(E)(H)	3,271,911	2,029
FHLMC, Ser B, 0.000% *(E)(F)(G)	645	9
FHLMC, Ser N, 0.000% *(E)(F)(G)	2,424	32
FHLMC, Ser M, 0.000% *(E)(G)	2,466	35
FHLMC, Ser L, 0.000% *(E)(F)(G)	4,363	65
FHLMC, Ser G, 5.919%, TSFR3M + 0.262% (F)(G)	7,005	86
FNMA, Ser G, 0.000% *(E)(F)(G)	24,400	358
FNMA, Ser S, 8.250% (F)(G)	48,175	573
FNMA, Ser O, 0.000% *(E)(F)(G)	250	5
Guitar Center, 0.000% *(C)(D)(E)(G)	365	17
Mallinckrodt, 0.000% *(E)(G)	356,037,096	—
Mountaineer Merger Corp, 0.000% *(D)(E)(G)	2,126,999	734
MYT Holding LLC, 10.000% (C)	325,766	414
Neuberger Berman CLO XXII, 0.000% *(E)	1,106,000	1,003
Syniverse, 0.000% *(D)(E)(G)	4,123,813	4,050

Total Preferred Stock
(Cost $11,344) ($ Thousands)		14,332
	Face Amount (Thousands)
CONVERTIBLE BONDS — 1.3%
Blackstone Mortgage Trust
5.500%, 03/15/2027	$437	433
Bloom Energy
0.000%, 11/15/2030(A)(H)	465	495
Cipher Digital
0.000%, 10/01/2031(A)(H)	258	288
CoreWeave
1.750%, 12/01/2031(A)	376	376
EchoStar
3.875% Cash/PIK, 11/30/2030	313	1,119
Expand Energy (Escrow Security)
5.500%, 12/31/2049(B)	100	–
Finance of America Funding
10.000%, 11/30/2029(A)	1,645	1,693
Fluence Energy
2.250%, 06/15/2030	516	518

SEI Institutional Managed Trust	165

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

High Yield Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CONVERTIBLE BONDS (continued)
Integer Holdings
1.875%, 03/15/2030	$1,285	$1,225
JetBlue Airways
2.500%, 09/01/2029	446	429
Lantheus Holdings
2.625%, 12/15/2027	910	1,091
Liberty Interactive
4.000%, 11/15/2029	121	5
3.750%, 02/15/2030	2,454	74
Lucid Group
1.250%, 12/15/2026(A)	793	743
Lumentum Holdings
0.375%, 03/15/2032(A)	230	885
Mavenir
0.000%, 12/31/2026(D)(E)	1,096	2,463
Mirion Technologies
0.000%, 10/01/2031(A)(H)	516	489
Nebius Group
1.250%, 03/15/2031(A)	122	117
2.625%, 03/15/2033(A)	614	573
North Sea Natural Resources
0.000%, 01/23/2028(D)(E)	570	–
0.000%, 01/23/2028(D)(E)	82	–
0.000%, 01/23/2028(D)(E)	31	–
Rite Aid
0.000%, 12/31/2049(C)(D)(E)	299	–
Silver Airways
16.000%, 12/31/2027(B)(D)	4,456	–
16.000% Cash/PIK, 01/07/2028(B)(D)	84	–
16.000%, 01/07/2028(B)(D)	733	–
16.000%, 01/07/2028(B)(D)	1,088	–
Tacora Restructure
13.000%, 09/19/2031(D)	66	66
Terawulf
0.000%, 05/01/2032(A)(H)	647	668

Total Convertible Bonds
(Cost $21,928) ($ Thousands)		13,750

	Number of
	Warrants
WARRANTS — 0.3%
Air Methods
Strike Price $– *‡‡(D)	19,546	2,633
Audacy*‡‡	1,012	3
Audacy
Strike Price $– *‡‡(D)	11,681	–
Guitar Center
Strike Price $100.00 *‡‡(C)(D)	3,680	113
Guitar Center
Strike Price $160.00 *‡‡(C)(D)	3,681	39
Mavenir
Strike Price $– *‡‡(D)	450	–
	Number of	Market Value
Description	Warrants	($ Thousands)
WARRANTS (continued)
Silver Airways
Strike Price $– *‡‡(D)	2	$–
Tacora Resources
Strike Price $– *‡‡(D)	17,105	17

Total Warrants
(Cost $691) ($ Thousands)		2,805

	Face Amount
	(Thousands)
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bill
3.567%, 02/18/2027 (K)	$500	484
U.S. Treasury Notes
4.250%, 05/15/2035	780	778
3.875%, 04/30/2030	200	200

Total U.S. Treasury Obligations
(Cost $1,449) ($ Thousands)		1,462

	Number of
	Rights
RIGHTS — 0.0%
Intelsat SA, CVR *‡‡	26,351	383
Xplore Inc *‡‡(D)	3,714	–
Total Rights
(Cost $—) ($ Thousands)		383

	Shares
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	16,669,705	16,670
Total Cash Equivalent
(Cost $16,670) ($ Thousands)		16,670
Total Investments in Securities — 99.7%
(Cost $1,084,236) ($ Thousands)		$1,072,139

166	SEI Institutional Managed Trust

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 10-Year Treasury Notes	9	Jun-2026	$999	$999	$–
U.S. Long Treasury Bonds	8	Jun-2026	921	912	(9)
U.S. Ultra Long Treasury Bonds	2	Jun-2026	239	233	(6)
			2,159	2,144	(15)
Short Contracts
U.S. 2-Year Treasury Notes	(33)	Jun-2026	$(6,848)	$(6,846)	$2
U.S. 5-Year Treasury Notes	(4)	Jun-2026	(430)	(433)	(3)
Ultra 10-Year U.S. Treasury Notes	(1)	Jun-2026	(113)	(113)	–
			(7,391)	(7,392)	(1)
			$(5,232)	$(5,248)	$(16)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Thousands)
Barclays PLC	04/16/26	CAD	842	USD	621	$17

Percentages are based on Net Assets of $1,075,045 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2026, the value of these securities amounted to $819,070 ($ Thousands), representing 76.2% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.

(C)	Security considered restricted, excluding 144A. The total market value of such securities as of March 31, 2026 was $15,988 ($ Thousands) and represented 1.5% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(E)	No interest rate available.

(F)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(G)	Perpetual security with no stated maturity date.

(H)	Zero coupon security.

(I)	No maturity date available.

(J)	Unsettled bank loan. Interest rate may not be available.

(K)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)		Total ($)
Corporate Obligations	–	847,079	6,384		853,463
Asset-Backed Securities	–	4,020	78,422		82,442
Loan Participations	–	54,054	9,668		63,722
Common Stock	4,897	8,017	10,196		23,110
Preferred Stock	936	1,644	11,752		14,332
Convertible Bonds	–	11,221	2,529		13,750
Warrants	–	3	2,802		2,805
U.S. Treasury Obligations	–	1,462	–		1,462
Rights	–	383	–	^	383
Cash Equivalent	16,670	–	–		16,670
Total Investments in Securities	22,503	927,883	121,753		1,072,139

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2	–	–	2
Unrealized Depreciation	(18)	–	–	(18)
Forward Contracts*
Unrealized Appreciation	–	17	–	17
Total Other Financial Instruments	(16)	17	–	1

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^	This category includes securities with a value of $0.

SEI Institutional Managed Trust	167

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

High Yield Bond Fund (Continued)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate	Investments in Asset-Backed	Investments in Loan	Investments in	Investments in	Investments in Convertible	Investments in	Investments in
	Obligations	Securities	Participations	Common Stock	Preferred Stock	Bond	Warrants	Rights
Balance as of September 30, 2025	$6,284	$87,189	$11,590	$10,346	$11,005	$2,489	$2,313	$–	^
Accrued discounts/premiums	(26)	–	(126)	–	–	2	–	–
Realized gain/(loss)	(1,074)	1,840	(1,979)	(813)	(276)	–	–	–
Change in unrealized appreciation/(depreciation)	967	(10,476)	1,192	1,180	724	(71)	489	–
Purchases	218	7,324	145	–	370	109	–	–
Sales	(6)	(9,315)	(2,607)	(517)	(71)	–	–	–
Net transfer into Level 3	21	1,860	1,453	–	–	–	–	–
Net transfer out of Level 3	–	–	–	–	–	–	–	–
Ending Balance as of March 31, 2026(1)	$6,384	$78,422	$9,668	$10,196	$11,752	$2,529	$2,802	$–	^
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(64)	$(10,262)	$(219)	$(208)	$(462)	$(98)	$862	$–

(1)	Of the $121,753 ($ Thousands) in Level 3 securities as of March 31, 2026, $32,022 ($ Thousands) 3.0% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. When significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

^	This category includes securities with a value of $0.

For the period ended March 31, 2026, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

Category	Market Value at March 31, 2026 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
Corporate Bonds	$6,357	Enterprise multiple based on Bankruptcy Exit Plan valuation discounted to reflect incremental risk in the appeal of the litigation; bond value based on equity value as if bonds were converted)	None	N/A
		Income Approach	EBITDA	$61m
			EBITDA multiple	9.3x
			Weighted Average Cost of Capital	10.5% - 12.5%
		Discounted cash flow model	Implied total yield	16.36% - 18.36%

Loan Participations	7,674	Discounted cash flow model	Implied total yield	16.50% - 18.50%
		Market Approach	EBITDA	$11.0m - $54.0m
			Multiple	5.5x-11.0x
		Discounted cash flow model	Implied credit spread	7.80% - 8.80%
		Weighted valuation techniques	Revenues	256.7m
			Multiple Range	0.30x - 0.35x
			Valuation case probability weighting	25%-75%
			Discount Rate	13%-15%
		Enterprise Valuation Approach	EBITDA	$116m
			EBITDA multiple	5.5x - 6.5x
		Discounted cash flow model	Implied credit spread	7.45% - 8.45%
		Discounted cash flow model	Implied credit spread	8.17% - 9.17%

Common Stock	8,014	Comparable multiple analysis using an average forward EBITDA multiple of publicly traded peers, discounted to account for smaller scale of operations ownership	None	N/A
		Enterprise multiple based on Bankruptcy Exit Plan valuation (for equity received in exchange of 2024/27 notes)	None	N/A
		Enterprise multiple based on Bankruptcy Exit Plan valuation discounted to reflect incremental risk in the appeal of the litigation (for equity received in exchange of the 2026 notes)	None	N/A
		Market Approach	EBITDA Multiple	6.0x
		Estimated recovery model	Trapped Cash at SPV	$1.74m

168	SEI Institutional Managed Trust

Category	Market Value at March 31, 2026 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
		Weighted valuation techniques	EBITDA	$126.3m
			EBITDA multiple	3.50x - 4.00x
			Valuation case probability weighting	50%
		Income Approach	EBITDA	$61m
			EBITDA multiple	9.3x
			Weighted Average Cost of Capital	10.5% - 12.5%
		Weighted valuation techniques	EBITDA	$128m - 147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	0.145
			Valuation case probability weighting	0.5
		Weighted valuation techniques	Revenues	256.7m
			Multiple Range	0.30x - 0.35x
			Valuation case probability weighting	25%-75%
			Discount Rate	13%-15%
		Estimated recovery Model	Estimated Excess RBC	$13.7m
			Estimated Indemnity escrow	$24.5m
			Discount Rate	0.45
		Market Approach	EBITDA	91.7

Preferred Stock	4,801	Market Approach	EBITDA	$11.0m - $54.0m
			Multiple	5.5x-11.0x
		Weighted valuation techniques	EBITDA	$128m - 147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	0.145
			Valuation case probability weighting	0.5
		Discounted cash flow model	Implied total yield	11.93% - 13.93%

Convertible Bonds	2,529	Enterprise Valuation Approach	EBITDA	$116m
			EBITDA multiple	5.5x - 6.5x
		Weighted valuation techniques	Asset Value	$366m
			EBITDA	$70.4m
			EBITDA multiple	4.0x - 6.0x
			Valuation case probability weighting	0.5

Warrants	2,802	Weighted valuation techniques	EBITDA	$128m - 147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	0.145
			Valuation case probability weighting	0.5
		Weighted valuation techniques	EBITDA	$128m - 147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	0.145
			Valuation case probability weighting	0.5
		Weighted valuation techniques	EBITDA	$128m - 147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	0.145
			Valuation case probability weighting	0.5
		Weighted valuation techniques	Asset Value	$366m
			EBITDA	$70.4m
			EBITDA multiple	4.0x - 6.0x
			Valuation case probability weighting	0.5
		Black-Scholes Model	Volatility	0.4
			Risk-free rate	0.0352
			Share Price	184.09
		Black-Scholes Model	Volatility	0.4
			Risk-free rate	0.0352
			Share Price	184.09

SEI Institutional Managed Trust	169

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

High Yield Bond Fund (Concluded)

Category	Market Value at March 31, 2026 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
		Market Approach	EBITDA Multiple	6.0x
		Market Approach	EBITDA Multiple	6.0x
Total	$32,177

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

					Change in
					Unrealized
	Value	Purchases	Proceeds	Realized Gain	Appreciation	Value
Security Description	9/30/2025	at Cost	from Sales	(Loss)	(Depreciation)	3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$38,806	$310,887	$(333,023)	$—	$—	$16,670	$557	$—

A list of the restricted securities, excluding 144a, held by the Fund at March 31, 2026, is as follows:

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Beasley Mezzanine Holdings	$2,901	10/23/2024	$2,901	$1,073
Expand Energy	2,515	12/02/2024	–	–
Expand Energy	1,135	12/02/2024	–	–
GrubHub Holdings	3,405	09/30/2025	3,413	2,677
HRB Wonddown Inc (Escrow Security)	445	10/08/2024	422	–
Incora Intermediate II	190	03/24/2025	354	85
Monitronics International (Escrow Security)	5,936	09/16/2019	–	–
Mountain Province Diamonds	1,989	12/14/2022	1,965	1,796
Northwest Acquisitions ULC	2,115	10/01/2019	1,493	–
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	2,341	05/01/2023	2,235	2,076
Premier Brands Group Holdings, Term B-1 Loan	707	04/01/2025	707	707
Wellful Inc., Tranche A Term Loan, 1st Lien	1,113	12/24/2024	1,078	1,093
Wellful Inc., Tranche B Term Loan, 1st Lien	2,234	01/15/2025	1,844	1,972
Common Stock
21st Century Oncology Private Company	15,311	08/01/2020	–	242
Avaya	121,133	05/01/2023	1,795	1,726
Burgundy Diamond Mines Ltd	1,744,317	07/21/2023	290	20
Endo Guc Trust	27,892	11/15/2024	–	16
Guitar Center	13,905	01/08/2021	1,762	1,144
Gymboree Holding Corp	40,312	10/02/2017	672	–
Incora Intermediate LLC	8,534	03/24/2025	27	96
Incora Top Holdco LLC	115	03/19/2025	97	3
Mallinckrodt	4,647	12/19/2023	155	474
MYT Holding LLC	274,755	09/30/2020	254	69
Nine West FKA Premier Brands	92,548	04/05/2019	1,967	133
NMG Parent	5,934	04/22/2025	153	3
SSB Equipment Company	11,559	09/22/2023	58	–
Preferred Stock
Guitar Center	365	01/08/2021	34	17
MYT Holding LLC	325,766	09/30/2020	313	414
Convertible Bond
Rite Aid	$299	09/04/2024	179	–

170	SEI Institutional Managed Trust

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Warrants
Guitar Center	3,680	01/08/2021	$197	$113
Guitar Center	3,681	01/08/2021	132	39
			$24,497	$15,988

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	171

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Conservative Income Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
COMMERCIAL PAPER — 40.5%

Consumer Staples — 4.6%
Alimentation Couche-Tard
4.094%, 04/16/2026 (A)	$10,000	$9,982
Extra Space Storage
4.073%, 04/15/2026 (A)	10,000	9,983
Hyundai Capital America
4.110%, 04/29/2026 (A)	10,000	9,968
Mondelez International
4.024%, 04/17/2026 (A)	10,000	9,981
Nutrien
4.057%, 04/02/2026 (A)	10,000	9,998
		49,912

Energy — 0.9%
Virginia Electric and Power
4.084%, 04/17/2026 (A)	10,000	9,982

Financials — 35.0%
Alinghi Funding
4.050%, 07/16/2026 (A)	1,000	1,000
4.030%, 07/30/2026 (A)	2,000	2,000
ANZ New Zealand International
4.309%, 07/16/2026 (A)	2,500	2,472
3.913%, 07/02/2026 (A)	3,000	2,970
3.855%, 09/14/2026 (A)	4,500	4,420
3.763%, 09/04/2026 (A)	9,000	8,849
Aquitaine Funding
3.767%, 08/14/2026 (A)	10,500	10,343
ASB Bank
3.756%, 11/23/2026 (A)	6,500	6,334
Bank of America Securities
4.425%, 07/01/2026 (A)	6,710	6,643
Bedford Row Funding
3.703%, 04/01/2026 (A)	5,000	5,000
Britannia Funding
4.052%, 05/06/2026 (A)	2,500	2,490
4.020%, 07/30/2026 (A)	5,000	5,001
Chesham Finance
3.690%, 04/01/2026 (A)	44,000	43,995
1.851%, 04/02/2026 (A)	7,000	6,999
Columbia Funding
4.080%, 12/21/2026 (A)	2,000	2,000
3.833%, 07/13/2026 (A)	4,700	4,647
Commonweath Bank of Australia
4.132%, 03/18/2027 (A)	6,000	5,761
Concord Minutemen Capital
4.080%, 06/08/2026 (A)	11,000	10,918
DNB Bank
4.349%, 04/16/2026 (A)	3,500	3,495
4.198%, 05/01/2026 (A)	2,500	2,492
3.746%, 01/07/2027 (A)	5,500	5,332

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
COMMERCIAL PAPER (continued)
Federation des Caisses Desjardins
3.758%, 02/25/2027 (A)	$4,000	$3,856
Glencove Funding
3.911%, 06/04/2026 (A)	9,000	8,937
ING US Funding
3.920%, 12/01/2026 (A)	5,500	5,496
3.910%, 08/14/2026 (A)	1,000	1,000
Intrepid Funding
4.467%, 04/30/2026 (A)	9,500	9,470
4.420%, 04/24/2026 (A)	7,000	6,982
4.069%, 05/07/2026 (A)	3,000	2,988
Korea Development Bank
3.814%, 09/08/2026 (A)	9,000	8,844
Landesbank Baden-Wurttemberg
3.650%, 04/01/2026 (A)	42,000	41,996
Lloyds Bank
3.979%, 07/01/2026 (A)	2,500	2,475
3.848%, 04/21/2026 (A)	3,000	2,994
Mackinac Funding
3.843%, 07/14/2026 (A)	3,500	3,460
Macquarie Bank
4.376%, 04/29/2026 (A)	3,000	2,991
4.373%, 04/24/2026 (A)	1,500	1,496
4.213%, 07/20/2026 (A)	5,000	4,940
4.193%, 04/30/2026 (A)	1,500	1,495
4.145%, 05/20/2026 (A)	3,000	2,984
4.130%, 04/20/2027 (A)	3,000	3,000
3.982%, 09/24/2026 (A)	3,000	2,942
3.900%, 11/30/2026 (A)	2,500	2,498
3.860%, 05/04/2026 (A)	7,000	7,001
Mainbeach Funding
3.830%, 08/20/2026 (A)	3,500	3,446
Manhattan Asset Funding
3.929%, 04/14/2026 (A)	5,000	4,993
Mitsubishi HC Finance America
4.090%, 04/30/2026 (A)	10,000	9,966
National Australia Bank
4.070%, 03/17/2027 (A)	5,000	4,999
National Bank of Canada
4.030%, 12/18/2026 (A)	2,000	2,001
4.010%, 05/29/2026 (A)	3,000	3,001
3.913%, 08/25/2026 (A)	6,000	5,906
3.753%, 02/11/2027 (A)	5,000	4,828
Nordea Bank
4.349%, 04/16/2026 (A)	4,000	3,994
3.885%, 06/01/2026 (A)	10,000	9,934
Old Line Funding
4.168%, 05/18/2026 (A)	5,000	4,974
3.867%, 06/09/2026 (A)	5,500	5,459
Ranger Funding
3.970%, 06/12/2026 (A)	7,000	6,945
Ridgefield Funding
3.824%, 08/21/2026 (A)	6,500	6,398

172	SEI Institutional Managed Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
COMMERCIAL PAPER (continued)
Royal Bank of Canada
4.403%, 05/27/2026 (A)(B)	$2,500	$2,485
Royal Bank of Canada
3.900%, 08/10/2026 (A)	2,000	2,001
Svenska Handelsbanken
3.930%, 09/29/2026 (A)	5,000	5,000
3.836%, 09/10/2026 (A)	8,000	7,862
3.802%, 09/18/2026 (A)	3,500	3,436
Swedbank
3.993%, 06/10/2026 (A)	2,500	2,481
UBS
4.291%, 10/15/2026 (A)	2,000	2,000
Westpac Banking
4.030%, 04/10/2026 (A)(B)	3,000	3,000
Westpac Banking
3.930%, 08/25/2026 (A)	4,750	4,751
		380,866

Total Commercial Paper
(Cost $440,867) ($ Thousands)		440,760

CORPORATE OBLIGATIONS — 4.5%
Financials — 4.5%
Bank of Montreal IL
4.030%, SOFR + 0.380%, 02/19/2027 (C)	4,500	4,500
3.990%, SOFR + 0.340%, 03/22/2027 (C)	5,000	4,998
Barclays Bank
4.050%, SOFR + 0.400%, 11/13/2026 (C)	3,000	3,001
3.980%, SOFR + 0.330%, 08/10/2026 (C)	2,000	2,001
Canadian Imperial Bank of Commerce NY
4.050%, SOFR + 0.400%, 12/14/2026 (C)	1,000	1,000
MUFG Bank NY
4.000%, SOFR + 0.350%, 09/10/2026 (C)	4,400	4,400
3.870%, SOFR + 0.220%, 09/15/2026 (C)	5,500	5,497
Nordea Bank Abp NY
3.980%, SOFR + 0.330%, 12/15/2026 (C)	5,000	5,000
Royal Bank of Canada NY
4.000%, SOFR + 0.350%, 11/13/2026 (C)	2,000	2,000
Standard Chartered Bank
4.080%, SOFR + 0.430%, 10/15/2026 (C)	2,000	2,001

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sumitomo Mitsui Banking
4.010%, SOFR + 0.360%, 10/15/2026 (C)	$6,000	$6,000
Svenska Handelsbanken NY
3.950%, SOFR + 0.300%, 10/15/2026 (C)	4,000	3,999
Toronto-Dominion Bank
4.050%, SOFR + 0.400%, 12/14/2026 (C)	2,000	2,001
Wells Fargo Bank
3.950%, SOFR + 0.300%, 03/24/2027 (C)	2,000	1,999
		48,397

Total Corporate Obligations
(Cost $48,400) ($ Thousands)		48,397

CERTIFICATES OF DEPOSIT — 23.2%
Bank of America
4.410%, 01/04/2027	$2,000	2,001
3.940%, 07/02/2026	5,500	5,500
3.770%, 01/04/2027	2,000	2,000
Bank of Montreal
4.000%, 03/11/2027	6,000	5,992
Bank of Nova Scotia
4.030%, 03/15/2027	5,000	4,997
3.800%, 01/08/2027	3,000	2,994
Barclays Bank
4.070%, 04/21/2026	5,000	5,001
4.050%, 03/12/2027	5,000	4,996
3.930%, 12/09/2026	3,500	3,495
3.880%, 04/22/2026	3,000	3,000
3.850%, 04/10/2026	3,000	3,000
BNP Paribas
3.800%, 07/13/2026	1,500	1,500
3.800%, 09/24/2026	3,000	2,997
Canadian Imperial Bank of Commerce
4.160%, 08/12/2026	5,000	5,003
4.030%, 11/09/2026	3,000	3,001
4.000%, 03/15/2027	5,000	4,995
3.730%, 03/22/2027	3,000	2,989
Concord Minutemen Capital
3.990%, 06/17/2026	9,500	9,502
Cooperatieve Rabobank
3.890%, 04/08/2026	2,500	2,500
Deutsche Bank
3.850%, 10/15/2026	6,000	5,994
DZ Bank
3.930%, 05/26/2026	6,000	6,001
Goldman Sachs
4.120%, 03/31/2027	5,500	5,500

SEI Institutional Managed Trust	173

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Conservative Income Fund (Concluded)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
3.980%, 05/13/2026	$4,500	$4,500
3.949%, 02/18/2027	6,000	5,999
HSBC Bank USA
3.980%, 07/10/2026	2,000	2,001
Korea Development Bank
4.000%, 06/22/2026	8,500	8,501
3.800%, 09/18/2026	16,000	15,987
Landesbank
3.900%, 06/05/2026	4,000	4,001
Lloyds Bank
4.410%, 05/15/2026	4,695	4,698
MUFG Bank
4.020%, 04/15/2026	7,000	7,001
4.010%, 06/11/2026	5,000	5,001
Nordea Bank
3.970%, 08/14/2026	3,000	3,000
3.890%, 04/14/2026	3,000	3,000
Oversea Chinese Banking
3.880%, 07/09/2026	4,000	4,001
Ridgefield Funding
3.850%, 08/03/2026	9,000	9,000
Royal Bank of Canada
4.350%, 04/16/2026	5,000	5,001
4.100%, 08/14/2026	3,000	3,002
4.000%, 03/12/2027	5,000	4,995
3.960%, 11/18/2026	2,000	1,998
3.920%, 08/26/2026	10,000	10,004
3.850%, 12/04/2026	3,000	2,995
3.740%, 10/05/2026	4,000	3,995
Skandinaviska Enskilda Banken
4.020%, 04/28/2026 (B)	5,000	5,001
Standard Chartered Bank
4.070%, 11/23/2026	2,000	2,001
Svenska Handelsbanken
3.935%, 11/17/2026	1,000	999
Swedbank
3.900%, 04/13/2026	2,500	2,500
Toronto-Dominion Bank
4.080%, 04/28/2026	2,000	2,000
4.000%, 03/12/2027	3,000	2,996
3.940%, 03/23/2027	3,000	2,997
3.910%, 08/10/2026	3,000	3,001
3.730%, 03/25/2027	3,000	2,990
UBS
4.272%, 11/05/2026	2,000	2,001
3.820%, 02/19/2027	1,000	997
Wells Fargo Bank
3.940%, 05/28/2026	3,000	3,001
3.930%, 03/17/2027	3,000	2,999
3.750%, 01/27/2027	5,000	4,987
Westpac Banking
3.980%, 04/30/2026 (B)	3,750	3,751

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
Westpac Banking
4.200%, 03/24/2027	$1,000	$1,001
3.910%, 02/22/2027	8,000	7,993
Total Certificates of Deposit
(Cost $252,943) ($ Thousands)		252,853

REPURCHASE AGREEMENTS(D) — 32.4%
Bank of America Securities 3.67%, dated 03/31/2026, to be repurchased on 04/01/2026, repurchase price $100,010,194 (collateralized by GNMA obligations, par value $1,000-$78,648,040, 2.000%-7.000%, 02/15/2047-02/20/2060; with total market value $102,018,252)
	$100,000	100,000
Goldman Sachs & Co. 3.67%, dated 03/31/2026, to be repurchased on 04/01/2026, repurchase price $140,014,272 (collateralized by GNMA obligations and U.S. Treasury Bill, ranging in par value $196,603-$46,191,349, 0.000%-6.500%, 04/14/2026-05/20/2065; with total market value $142,818,152)
	140,000	140,000
TD Securities 3.67%, dated 03/31/2026, to be repurchased 04/01/2026, repurchase price $113,011,520 (collateralized by GNMA obligations, ranging in par value $3,763,131-$109,688,000, 2.000%-3.000%, 12/20/2050-02/20/2053; with total market value $115,273,150)
	113,000	113,000
Total Repurchase Agreements
(Cost $353,000) ($ Thousands)		353,000

Total Investments in Securities — 100.6%
(Cost $1,095,210) ($ Thousands)		$1,095,010

Percentages are based on Net Assets of $1,088,232 ($ Thousands).

(A)	Interest rate represents the security's effective yield at the time of purchase.

(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2026, the value of these securities amounted to $14,237 ($ Thousands), representing 1.3% of the Net Assets of the Fund.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Tri-Party Repurchase Agreement.

174	SEI Institutional Managed Trust

As of March 31, 2026, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	175

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Tax-Free Conservative Income Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS — 87.9%
Arizona — 2.8%
Buckeye, Excise Tax Revenue, RB
5.000%, 07/01/2026	$350	$352
Glendale, Water & Sewer Revenue, RB
5.000%, 07/01/2026	1,125	1,132
Maricopa County, Paradise Valley, Unified School District No. 69, GO
5.000%, 07/01/2026	1,115	1,122
Mesa, Utility System Revenue, RB, AG
5.000%, 07/01/2026	1,500	1,509
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
2.450%, 09/01/2035 (A)(B)	1,500	1,500
		5,615

California — 1.0%
East County Advanced Water Purification Joint Powers Authority, Ser S, RB
3.125%, 09/01/2026	1,920	1,920

Colorado — 8.3%
Board of Governors of Colorado State University System, Ser B, RB
2.400%, 03/01/2055 (A)	3,000	3,000
City of Colorado Springs Colorado Utilities System Revenue, Sub-Ser, RB
2.390%, 11/01/2035 (A)	590	590
Colorado Springs, Utilities System Revenue, Ser A, RB
2.350%, 11/01/2041 (A)	2,880	2,880
Colorado Springs, Utilities System Revenue, Sub-Ser B-REMK, RB
2.350%, 11/01/2036 (A)	2,675	2,675
Colorado State Education Loan Program, Ser S, RB
5.000%, 06/30/2026	1,500	1,509
Colorado State, Educational & Cultural Facilities Authority, RB
1.800%, 01/01/2039 (A)(B)	1,400	1,400
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S, RB
2.370%, 05/15/2062 (A)	4,500	4,500
		16,554

Connecticut — 3.7%
Connecticut Housing Finance Authority, RB, GNMA/FNMA/FHLMC
1.750%, 05/15/2052 (A)	2,000	2,000
Connecticut Innovations, RB
2.370%, 12/01/2039 (A)(B)	195	195

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut State, Housing Finance Authority, Mortgage Finance Program, RB, GNMA/FNMA/FHLMC
2.330%, 11/15/2052 (A)	$3,200	$3,200
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser F-3, RB
2.330%, 05/15/2040 (A)	295	295
University of Connecticut, Ser A, RB
5.000%, 02/15/2027	1,600	1,635
		7,325

Delaware — 0.2%
City of Wilmington Delaware, GO
5.000%, 12/01/2026	300	305
District of Columbia — 1.0%
District of Columbia, Income Tax Revenue, Ser A, RB
5.000%, 06/01/2026	2,000	2,008
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB
2.420%, 10/01/2053 (A)(B)(C)	95	95
		2,103

Florida — 5.1%
Gainesville, Utilities System Revenue, Ser B-REMK, RB
1.800%, 10/01/2042 (A)	1,100	1,100
Lucie County, Florida Power & Light Project, Ser R, RB
2.400%, 09/01/2028 (A)	7,100	7,100
Miami-Dade County, Florida Water & Sewer System Revenue, Ser B, RB
5.000%, 10/01/2026	2,000	2,024
		10,224

Idaho — 0.2%
Idaho Health Facilities Authority, RB
2.625%, 12/01/2048 (A)	400	400
Illinois — 3.1%
Illinois Housing Development Authority, Ser F, RB, GNMA/FNMA/FHLMC
2.350%, 04/01/2045 (A)	2,300	2,300
Illinois State, Finance Authority, Advocate Health Care Network, Sub-Ser C-1, RB
2.450%, 11/01/2038 (A)	4,000	4,000
		6,300

Indiana — 1.9%
Indiana Finance Authority, RB
2.350%, 09/01/2048 (A)(B)	200	200

176	SEI Institutional Managed Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Indiana Finance Authority, Ser R, RB
1.750%, 11/01/2037 (A)(B)	$1,600	$1,600
Ivy Tech Community College of Indiana, Ser Y, RB
5.000%, 07/01/2026	300	302
Tender Option Bond Trust Receipts, Ser 2016-XL0019, RB
2.520%, 04/01/2030 (A)(C)	1,770	1,770
		3,872

Iowa — 4.8%
Iowa Finance Authority, Ser B, RB, GNMA/ FNMA/FHLMC
2.370%, 01/01/2052 (A)	550	550
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project, RB
2.630%, 12/01/2041 (A)(B)(C)	7,500	7,500
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
2.450%, 09/01/2036 (A)	1,600	1,600
		9,650

Kansas — 0.2%
University of Kansas Hospital Authority, RB
5.000%, 03/01/2027	315	321

Louisiana — 0.7%
Saint James Parish, Nucor Steel Louisiana LLC Project, Ser 2010A-1, RB
2.620%, 11/01/2040 (A)	1,500	1,500

Maryland — 0.6%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
2.410%, 02/01/2041 (A)	1,170	1,170

Massachusetts — 2.0%
Town of Bedford Massachussetts, GO
4.000%, 04/09/2027	2,000	2,031
Town of Hingham Massachussetts, GO
4.000%, 02/12/2027	2,000	2,024
		4,055

Michigan — 3.6%
Grosse Pointe Public School System, GO
5.000%, 05/01/2026	600	601
Michigan Finance Authority, Ser A-2, RB
5.000%, 08/20/2026 (B)	1,200	1,211

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State Housing Development Authority, RB
2.670%, 12/01/2042 (A)	$345	$345
Warren, Consolidated Schools District, Ser II, GO, Q-SBLF
5.000%, 05/01/2026	2,150	2,154
Waterford, School District, GO, Q-SBLF
5.000%, 05/01/2026	2,800	2,806
		7,117

Mississippi — 0.7%
Mississippi State, Business Finance, Chevron USA Project, Ser I, RB
1.750%, 11/01/2035 (A)	1,485	1,485

Missouri — 5.7%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
2.420%, 04/15/2034 (A)(B)	4,100	4,100
RBC Municipal Products Trust, Ser C-16, RB
2.420%, 09/01/2039 (A)(B)(C)	3,500	3,500
Tender Option Bond Trust Receipts, Ser 2025-YX1436, RB
2.400%, 01/01/2048 (A)(C)	3,730	3,730
		11,330

New Hampshire — 0.3%
New Hampshire State, Ser A, GO
5.000%, 04/01/2026	540	540

New Jersey — 0.7%
Borough of Oradell New Jersey, GO
4.000%, 07/21/2026	700	702
Pompton Lakes, GO
4.000%, 06/05/2026	700	702
		1,404

New Mexico — 0.1%
New Mexico Mortgage Finance Authority, RB, HUD SECT 8
2.920%, 02/01/2042 (A)	185	185

New York — 4.6%
Honeoye Falls-Lima, Central School District, GO
4.000%, 06/25/2026	1,000	1,003
Metropolitan New York, Transportation Authority, Sub-Ser E-1-REMK, RB
1.750%, 11/15/2050 (A)(B)	1,000	1,000
Metropolitan Transportation Authority, Sub-Ser E-1-, RB
2.350%, 11/01/2035 (A)(B)	1,700	1,700
New York City, Sub-Ser E-5, RB
1.700%, 03/01/2048 (A)(B)	1,430	1,430

SEI Institutional Managed Trust	177

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Tax-Free Conservative Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Housing Finance Agency, 435 East 13th Street, Ser A, RB
2.400%, 11/01/2050 (A)(B)	$2,500	$2,500
State of New York Mortgage Agency Homeowner Mortgage Revenue, Ser 247, RB
2.350%, 10/01/2052 (A)	1,600	1,600
		9,233

Ohio — 1.6%
City of Miamisburg Ohio, GO
3.750%, 10/21/2026	450	453
County of Franklin Ohio, RB
5.000%, 11/01/2026	600	608
Franklin County, Hospital Improvement, Nationwide Children's Hospital Project, RB
2.400%, 11/01/2045 (A)	1,400	1,400
Ohio State University, RB
2.400%, 06/01/2043 (A)	675	675
		3,136

Oregon — 1.5%
Clackamas & Washington Counties, School District No. 3, GO, SCH BD GTY
5.000%, 06/15/2026	3,000	3,014

Pennsylvania — 3.3%
Allegheny County Sanitary Authority, RB
5.000%, 12/01/2026	550	559
Pennsylvania Economic Development Financing Authority, Ser A, RB
5.000%, 12/15/2026	450	456
Pennsylvania Higher Educational Facilities Authority, Ser A, RB
2.380%, 01/01/2038 (A)(B)	1,770	1,770
Pennsylvania State, Housing Finance Agency, Ser 149A, RB
5.000%, 04/01/2026	250	250
Pittsburgh & Allegheny County, Sports & Exhibition Authority, Ser A, RB, AG 2.410%, 11/01/2038 (A)	3,600	3,600
		6,635

South Carolina — 4.5%
Charleston County School District, GO
4.000%, 04/01/2026	2,000	2,000
South Carolina State, Jobs-Economic Development Authority, Silver Station Apartment Homes Project, RB, FHLB
2.370%, 03/01/2063 (A)(B)	2,800	2,800
South Carolina State, Public Service Authority, Ser A, RB
2.520%, 01/01/2036 (A)(B)	3,800	3,800

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2022-XG0398, RB, BAM
2.490%, 12/01/2055 (A)(C)	$400	$400
		9,000

South Dakota — 3.2%
South Dakota State, Housing Development Authority, RB
2.370%, 11/01/2046 (A)	3,710	3,710
South Dakota State, Housing Development Authority, Ser A, RB
2.370%, 11/01/2062 (A)	2,715	2,715
		6,425

Tennessee — 0.4%
Metropolitan Government of Nashville & Davidson County Tennessee, Ser D, GO
5.000%, 01/01/2027	700	713

Texas — 10.9%
City of El Paso Texas Water & Sewer Revenue, RB
5.000%, 03/01/2027	800	816
City of Lubbock Texas, GO
5.000%, 02/15/2027	1,585	1,616
Harris County Cultural Education Facilities Finance, RB
2.150%, 07/01/2054 (A)	3,200	3,200
Houston, Combined Utility System, Ser C-, RB
2.400%, 05/15/2034 (A)	2,900	2,900
Legacy Denton Public Facility, RB
2.960%, 04/01/2043 (A)	1,750	1,749
North Texas Tollway Authority, Ser A, RB
5.000%, 01/01/2027	625	636
San Antonio Water System, Sub-Ser D, RB
1.700%, 05/01/2055 (A)	900	900
State of Texas, GO
5.000%, 10/01/2026	675	684
State of Texas, Ser D-REMK, GO
2.480%, 06/01/2045 (A)	2,900	2,900
Tarrant County Cultural Education Facilities Finance, RB
5.000%, 10/01/2026	1,300	1,315
Texas Department of Housing & Community Affairs, RB
2.500%, 03/01/2041 (A)	1,480	1,479
Texas State, Veterans Bonds, Ser B, GO
2.450%, 12/01/2042 (A)	1,500	1,500
Texas Water Development Board, RB
5.000%, 10/15/2026	1,200	1,216

178	SEI Institutional Managed Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
University of North Texas, Ser A, RB
5.000%, 04/15/2026	$1,000	$1,001
		21,912

Utah — 1.6%
Utah County, Hospital Authority, IHC Health Services Project, Ser ICES, RB
1.800%, 05/15/2058 (A)	1,200	1,200
Utah State, Water Finance Agency, Ser B-2- REMK, RB
2.450%, 10/01/2035 (A)	2,085	2,085
		3,285

Virginia — 2.0%
Fairfax County, Industrial Development Authority, Inova Health System Project, RB
2.410%, 05/15/2042 (A)	1,955	1,955
Loudoun County Economic Development Authority, RB
2.350%, 06/01/2043 (A)	2,100	2,100
		4,055

Washington — 2.5%
County of King Washington Sewer Revenue, Ser B, RB
1.700%, 01/01/2042 (A)	1,200	1,200
King & Snohomish Counties School District No. 417 Northshore, GO, SCH BD GTY
5.000%, 12/01/2026	1,875	1,906
Washington State, Housing Finance Commission, Ser VR, RB
2.370%, 12/01/2046 (A)	1,900	1,900
		5,006

West Virginia — 1.0%
West Virginia State, Hospital Finance Authority, West Virginia University, RB
2.370%, 06/01/2034 (A)(B)	1,985	1,985

Wisconsin — 3.0%
Port Washington-Saukville, School District, GO
5.000%, 04/01/2026	200	200
Wisconsin Health & Educational Facilities Authority, RB
2.420%, 08/15/2055 (A)(B)	1,250	1,250
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Ser A, RB, GNMA/FNMA/FHLMC
2.650%, 03/01/2027	680	679
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
2.370%, 03/01/2041 (A)	2,520	2,520

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Housing & Economic Development Authority, Ser C, RB, FNMA
2.370%, 03/01/2038 (A)	$1,400	$1,400
		6,049

Wyoming — 1.1%
Wyoming State, Community Development Authority, Ser 2, RB, GNMA/FNMA/FHLMC
2.350%, 06/01/2048 (A)	700	700
Wyoming State, Community Development Authority, Ser 4, RB
2.400%, 12/01/2048 (A)	1,410	1,410
		2,110

Total Municipal Bonds
(Cost $175,937) ($ Thousands)		175,933

TAX-EXEMPT COMMERCIAL PAPER — 15.7%
Atlanta
2.400%, 07/07/2026	300	300
Austin
2.450%, 04/21/2026	1,200	1,200
2.430%, 04/21/2026	1,300	1,300
Counties of Nashville & Davidson, Water & Sewer Revenue
2.520%, 06/09/2026	1,000	1,000
Denver City & County, Water & Sewer Revenue
2.400%, 06/23/2026	500	500
El Paso, Water & Sewer Revenue
2.550%, 04/21/2026	400	400
2.490%, 04/22/2026	400	400
2.480%, 04/20/2026	1,000	1,000
2.470%, 04/07/2026	600	600
Lincoln, Electric System Revenue
2.460%, 05/19/2026	5,000	5,000
Massachusetts Bay, Transportation Authority
2.390%, 05/07/2026	2,000	2,000
Massachusetts State, Water Resources Authority
2.400%, 07/08/2026	3,400	3,399
Nebraska, Public Power District
2.450%, 05/21/2026	1,200	1,200
San Antonio
2.680%, 05/12/2026	1,900	1,900
San Diego, Water Resources Authority
2.350%, 06/03/2026	900	900
Texas A&M
2.360%, 06/30/2026	2,900	2,900
University of Texas
2.670%, 04/07/2026	1,500	1,500

SEI Institutional Managed Trust	179

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Tax-Free Conservative Income Fund (Concluded)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
TAX-EXEMPT COMMERCIAL PAPER (continued)
2.520%, 06/04/2026	$3,000	$3,000
2.400%, 07/01/2026	2,900	2,899

Total Tax-Exempt Commercial Paper
(Cost $31,400) ($ Thousands)		31,398

Total Investments in Securities — 103.6%
(Cost $207,337) ($ Thousands)		$207,331

Percentages are based on Net Assets of $200,166 ($ Thousands).

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2026, the value of these securities amounted to $16,995 ($ Thousands), representing 8.5% of the Net Assets of the Fund.

As of March 31, 2026, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

180	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Real Return Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	$9,811	$10,582
3.625%, 04/15/2028	8,535	8,972
2.500%, 01/15/2029	7,702	7,989
2.375%, 10/15/2028	23,022	23,832
2.125%, 04/15/2029	23,313	23,932
1.750%, 01/15/2028	8,328	8,446
1.625%, 10/15/2027	22,655	23,004
1.625%, 10/15/2029	24,433	24,817
1.625%, 04/15/2030	25,714	25,970
1.250%, 04/15/2028	22,323	22,406
1.125%, 10/15/2030	26,356	26,119
0.875%, 01/15/2029	15,265	15,152
0.750%, 07/15/2028	17,649	17,595
0.500%, 01/15/2028	20,392	20,231
0.375%, 07/15/2027	19,917	19,908
0.250%, 07/15/2029	18,034	17,538
0.125%, 04/15/2027	22,586	22,458
0.125%, 01/15/2030	20,794	19,900
0.125%, 07/15/2030	22,876	21,774
0.125%, 01/15/2031	23,590	22,176
Total U.S. Treasury Obligations
(Cost $377,369) ($ Thousands)		382,801

		Market Value
Description	Shares	($ Thousands)
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	2,274,790	$2,275
Total Cash Equivalent
(Cost $2,275) ($ Thousands)		2,275
Total Investments in Securities — 99.6%
(Cost $379,644) ($ Thousands)		$385,076

Percentages are based on Net Assets of $386,597 ($ Thousands).

**	The rate reported is the 7-day effective yield as of March 31, 2026.

†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities	($)	($)	($)	($)
U.S. Treasury Obligations	–	382,801	–	382,801
Cash Equivalent	2,275	–	–	2,275
Total Investments in Securities	2,275	382,801	–	385,076

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

					Change in
					Unrealized
	Value	Purchases	Proceeds	Realized Gain	Appreciation	Value
Security Description	9/30/2025	at Cost	from Sales	(Loss)	(Depreciation)	3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$844	$14,979	$(13,548)	$—	$—	$2,275	$35	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	181

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Dynamic Asset Allocation Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† — 77.3%

Communication Services — 7.3%
Alphabet Inc, Cl A	55,649	$16,002
Alphabet Inc, Cl C	44,762	12,840
AT&T Inc	66,869	1,938
Charter Communications Inc, Cl A *	768	166
Comcast Corp, Cl A	34,838	1,000
EchoStar Corp, Cl A *	1,286	151
Electronic Arts Inc	2,130	434
Fox Corp, Cl A	2,122	124
Fox Corp, Cl B	1,312	70
Live Nation Entertainment Inc *	1,618	247
Meta Platforms Inc, Cl A	20,934	11,977
Netflix Inc *	40,330	3,878
News Corp, Cl A	3,536	88
News Corp, Cl B	1,243	35
Omnicom Group Inc	2,909	219
Paramount Skydance Corp, Cl B	2,646	24
Take-Two Interactive Software Inc, Cl A *	1,628	321
TKO Group Holdings Inc, Cl A	692	140
T-Mobile US Inc	4,595	965
Trade Desk Inc/The, Cl A *	4,509	102
Verizon Communications Inc	40,433	2,030
Walt Disney Co/The	16,847	1,624
Warner Bros Discovery Inc *	24,061	661
		55,036

Consumer Discretionary — 7.0%
Airbnb Inc, Cl A *	4,129	521
Amazon.com Inc, Cl A *	93,500	19,473
Aptiv PLC *	2,203	153
AutoZone Inc *	161	544
Best Buy Co Inc	1,994	128
Booking Holdings Inc	310	1,305
Carnival Corp	11,008	285
Carvana Co, Cl A *	1,332	419
Chipotle Mexican Grill Inc, Cl A *	12,785	409
Darden Restaurants Inc	1,044	205
Deckers Outdoor Corp *	1,498	150
Domino's Pizza Inc	316	113
DoorDash Inc, Cl A *	3,622	544
DR Horton Inc	2,618	359
eBay Inc	4,287	390
Expedia Group Inc	1,108	256
Ford Motor Co	37,348	431
Garmin Ltd	1,512	351
General Motors Co	8,505	634
Genuine Parts Co	1,426	151
Hasbro Inc	1,344	126
Hilton Worldwide Holdings Inc	2,190	666
Home Depot Inc/The	9,547	3,140
Las Vegas Sands Corp	2,658	143
Lennar Corp, Cl A	1,988	173
Lowe's Cos Inc	5,394	1,274

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Lululemon Athletica Inc *	1,103	$169
Marriott International Inc/MD, Cl A	2,103	688
McDonald's Corp	6,849	2,129
MGM Resorts International *	1,940	72
NIKE Inc, Cl B	11,538	609
Norwegian Cruise Line Holdings Ltd *	4,621	86
NVR Inc *	23	152
O'Reilly Automotive Inc *	7,965	735
Pool Corp	331	67
PulteGroup Inc	1,784	210
Ralph Lauren Corp, Cl A	302	104
Ross Stores Inc	3,153	683
Royal Caribbean Cruises Ltd	2,454	675
Starbucks Corp	10,853	972
Tapestry Inc	1,905	269
Tesla Inc *	26,922	10,008
TJX Cos Inc/The	10,727	1,713
Tractor Supply Co	4,852	220
Ulta Beauty Inc *	416	217
Williams-Sonoma Inc	1,103	201
Wynn Resorts Ltd	852	87
Yum! Brands Inc	2,626	408
		52,817

Consumer Staples — 3.7%
Altria Group Inc	15,865	1,047
Archer-Daniels-Midland Co	4,472	325
Brown-Forman Corp, Cl B	1,560	41
Bunge Global SA	1,156	147
Campbell's Company/The	1,978	44
Church & Dwight Co Inc	2,151	201
Clorox Co/The	976	101
Coca-Cola Co/The	37,150	2,825
Colgate-Palmolive Co	7,796	664
Conagra Brands Inc	4,856	76
Constellation Brands Inc, Cl A	1,282	192
Costco Wholesale Corp	4,249	4,234
Dollar General Corp	2,228	265
Dollar Tree Inc *	1,776	195
Estee Lauder Cos Inc/The, Cl A	2,403	172
General Mills Inc	4,813	179
Hershey Co/The	1,367	284
Hormel Foods Corp	3,048	69
J M Smucker Co/The	1,077	104
Kenvue Inc	17,952	310
Keurig Dr Pepper Inc	12,668	334
Kimberly-Clark Corp	3,115	301
Kraft Heinz Co/The	8,624	194
Kroger Co/The	5,689	412
McCormick & Co Inc/MD	2,559	129
Molson Coors Beverage Co, Cl B	1,728	74
Mondelez International Inc, Cl A	12,564	724
Monster Beverage Corp *	6,841	496
PepsiCo Inc	13,112	2,036

182	SEI Institutional Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Philip Morris International Inc	14,928	$2,468
Procter & Gamble Co/The	22,199	3,206
Sysco Corp	4,457	318
Target Corp, Cl A	4,297	521
Tyson Foods Inc, Cl A	2,694	173
Walmart Inc	42,058	5,227
		28,088

Energy — 2.9%
APA Corp	3,607	153
Baker Hughes Co, Cl A	9,327	569
Chevron Corp	17,906	3,705
ConocoPhillips	11,854	1,565
Coterra Energy Inc	6,680	235
Devon Energy Corp	5,682	286
Diamondback Energy Inc, Cl A	1,733	343
EOG Resources Inc	5,260	760
EQT Corp	5,737	365
Expand Energy Corp	2,412	265
Exxon Mobil Corp	39,917	6,772
Halliburton Co	7,710	301
Kinder Morgan Inc	18,683	626
Marathon Petroleum Corp	2,778	678
Occidental Petroleum Corp	6,674	434
ONEOK Inc	5,979	540
Phillips 66	3,873	706
SLB Ltd, Cl A	14,451	743
Targa Resources Corp	2,018	506
Texas Pacific Land Corp	534	253
Valero Energy Corp	2,923	722
Williams Cos Inc/The	11,869	864
		21,391

Financials — 8.9%
Aflac Inc	4,544	498
Allstate Corp/The	2,528	524
American Express Co	5,169	1,563
American International Group Inc	5,071	382
Ameriprise Financial Inc	894	397
Aon PLC, Cl A	2,015	650
Apollo Global Management Inc	4,461	497
Arch Capital Group Ltd *	3,311	318
Ares Management Corp, Cl A	2,081	227
Arthur J Gallagher & Co	2,480	537
Assurant Inc	519	113
Bank of America Corp	63,381	3,090
Bank of New York Mellon Corp/The	6,589	782
Berkshire Hathaway Inc, Cl B *	17,516	8,394
Blackrock Inc	1,396	1,343
Blackstone Inc, Cl A	7,095	816
Block Inc, Cl A *	5,113	308
Brown & Brown Inc	2,631	172
Capital One Financial Corp	5,972	1,089
Cboe Global Markets Inc	1,059	298

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Charles Schwab Corp/The	15,897	$1,494
Chubb Ltd	3,523	1,148
Cincinnati Financial Corp	1,583	249
Citigroup Inc	16,692	1,893
Citizens Financial Group Inc	4,246	255
CME Group Inc, Cl A	3,417	1,009
Coinbase Global Inc, Cl A *	2,169	379
Corpay Inc *	621	181
Erie Indemnity Co, Cl A	262	66
Everest Group Ltd	424	139
FactSet Research Systems Inc	387	84
Fidelity National Information Services Inc, Cl B	4,913	230
Fifth Third Bancorp	8,619	400
Fiserv Inc, Cl A *	5,098	284
Franklin Resources Inc	3,229	76
Global Payments Inc	2,430	164
Globe Life Inc	836	116
Goldman Sachs Group Inc/The	2,891	2,446
Hartford Insurance Group Inc/The	2,617	354
Huntington Bancshares Inc/OH	19,484	305
Interactive Brokers Group Inc, Cl A	4,162	279
Intercontinental Exchange Inc	5,472	861
Invesco Ltd	4,639	113
Jack Henry & Associates Inc	745	118
JPMorgan Chase & Co	25,754	7,576
KeyCorp	9,196	184
KKR & Co Inc	6,504	602
Loews Corp	1,720	184
M&T Bank Corp	1,463	302
Marsh & McLennan Cos Inc	4,646	806
Mastercard Inc, Cl A	7,779	3,887
MetLife Inc	5,270	373
Moody's Corp	1,497	653
Morgan Stanley	11,506	1,894
MSCI Inc, Cl A	732	395
Nasdaq Inc, Cl A	4,207	357
Northern Trust Corp	1,737	242
PayPal Holdings Inc	8,567	387
PNC Financial Services Group Inc/The	3,858	803
Principal Financial Group Inc, Cl A	1,739	157
Progressive Corp/The	5,611	1,112
Prudential Financial Inc	3,298	322
Raymond James Financial Inc	1,617	234
Regions Financial Corp	8,031	210
Robinhood Markets Inc, Cl A *	7,599	527
S&P Global Inc	2,923	1,243
Synchrony Financial	3,445	234
T Rowe Price Group Inc	2,224	200
Travelers Cos Inc/The	2,065	602
Truist Financial Corp	12,450	572
US Bancorp	14,667	763
Visa Inc, Cl A	16,058	4,853

SEI Institutional Managed Trust	183

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Dynamic Asset Allocation Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
W R Berkley Corp	3,033	$201
Wells Fargo & Co	29,540	2,352
Willis Towers Watson PLC	910	264
		67,132

Health Care — 6.8%
Abbott Laboratories	16,670	1,712
AbbVie Inc	16,912	3,678
Agilent Technologies Inc	2,608	297
Align Technology Inc *	680	117
Amgen Inc, Cl A	5,148	1,811
Baxter International Inc	5,440	91
Becton Dickinson & Co	2,753	433
Biogen Inc *	1,491	273
Bio-Techne Corp	1,603	84
Boston Scientific Corp *	14,197	891
Bristol-Myers Squibb Co	19,464	1,181
Cardinal Health Inc	2,269	479
Cencora Inc, Cl A	1,878	590
Centene Corp *	4,718	154
Charles River Laboratories International Inc *	512	88
Cigna Group/The	2,481	662
Cooper Cos Inc/The *	2,016	144
CVS Health Corp	12,099	869
Danaher Corp, Cl A	5,967	1,131
DaVita Inc *	358	55
Dexcom Inc *	3,594	226
Edwards Lifesciences Corp, Cl A *	5,446	436
Elevance Health Inc	2,118	620
Eli Lilly & Co	7,569	6,962
GE HealthCare Technologies Inc	4,323	308
Gilead Sciences Inc	11,863	1,653
HCA Healthcare Inc	1,527	723
Henry Schein Inc *	1,038	77
Hologic Inc *	2,244	170
Humana Inc	1,125	195
IDEXX Laboratories Inc *	765	430
Incyte Corp *	1,660	156
Insulet Corp *	618	130
Intuitive Surgical Inc *	3,396	1,566
IQVIA Holdings Inc *	1,603	273
Johnson & Johnson	23,078	5,641
Labcorp Holdings Inc	741	198
McKesson Corp	1,180	1,021
Medtronic PLC	12,292	1,065
Merck & Co Inc	23,765	2,859
Mettler-Toledo International Inc *	189	238
Moderna Inc *	3,540	180
Pfizer Inc	54,288	1,524
Quest Diagnostics Inc	974	191
Regeneron Pharmaceuticals Inc	955	738
ResMed Inc	1,366	307
Revvity Inc	1,172	103

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Solventum Corp *	1,506	$98
STERIS PLC	885	196
Stryker Corp	3,297	1,083
Thermo Fisher Scientific Inc	3,576	1,758
UnitedHealth Group Inc	8,671	2,346
Universal Health Services Inc, Cl B	577	103
Vertex Pharmaceuticals Inc *	2,423	1,082
Viatris Inc, Cl W	11,779	159
Waters Corp *	975	290
West Pharmaceutical Services Inc	728	182
Zimmer Biomet Holdings Inc	2,004	181
Zoetis Inc, Cl A	4,032	477
		50,685

Industrials — 6.4%
3M Co	5,039	732
A O Smith Corp	1,091	72
Allegion PLC	892	130
AMETEK Inc	2,170	465
Automatic Data Processing Inc	3,879	788
Axon Enterprise Inc *	749	318
Boeing Co/The *	7,496	1,492
Broadridge Financial Solutions Inc	1,186	193
Builders FirstSource Inc *	1,147	94
Carrier Global Corp	7,574	426
Caterpillar Inc, Cl A	4,444	3,148
CH Robinson Worldwide Inc	1,040	173
Cintas Corp	3,313	560
Comfort Systems USA Inc	348	480
Copart Inc *	8,282	275
CSX Corp	18,087	742
Cummins Inc	1,339	720
Deere & Co	2,406	1,355
Delta Air Lines Inc, Cl A	6,146	409
Dover Corp	1,240	258
Eaton Corp PLC	3,696	1,322
EMCOR Group Inc	415	306
Emerson Electric Co	5,483	718
Equifax Inc	1,117	201
Expeditors International of Washington Inc	1,188	170
Fastenal Co, Cl A	10,923	507
FedEx Corp	2,104	749
Fortive Corp	2,994	165
GE Vernova Inc	2,597	2,267
Generac Holdings Inc *	620	121
General Dynamics Corp	2,389	820
General Electric Co	10,001	2,838
Honeywell International Inc	6,072	1,372
Howmet Aerospace Inc	3,847	887
Hubbell Inc, Cl B	481	236
Huntington Ingalls Industries Inc, Cl A	402	153
IDEX Corp	771	146
Illinois Tool Works Inc	2,470	643
Ingersoll Rand Inc	3,335	267
184	SEI Institutional Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Jacobs Solutions Inc	1,209	$154
JB Hunt Transport Services Inc	626	133
Johnson Controls International PLC	5,787	758
L3Harris Technologies Inc	1,787	617
Leidos Holdings Inc	1,162	181
Lennox International Inc	271	126
Lockheed Martin Corp	1,946	1,176
Masco Corp	2,151	130
Nordson Corp	550	146
Norfolk Southern Corp	2,173	624
Northrop Grumman Corp	1,267	864
Old Dominion Freight Line Inc, Cl A	1,707	334
Otis Worldwide Corp	3,643	281
PACCAR Inc	5,056	584
Parker-Hannifin Corp, Cl A	1,207	1,081
Paychex Inc	3,015	278
Pentair PLC	1,681	146
Quanta Services Inc	1,443	792
Republic Services Inc	1,915	419
Rockwell Automation Inc	1,063	381
Rollins Inc	2,881	154
RTX Corp	12,843	2,477
Snap-on Inc	528	192
Southwest Airlines Co, Cl A	4,615	173
Stanley Black & Decker Inc	1,544	110
Textron Inc	1,825	160
Trane Technologies PLC	2,104	877
TransDigm Group Inc	551	639
Uber Technologies Inc *	19,555	1,407
Union Pacific Corp	5,732	1,391
United Airlines Holdings Inc *	3,015	278
United Parcel Service Inc, Cl B	7,163	705
United Rentals Inc	615	448
Veralto Corp	2,512	222
Verisk Analytics Inc, Cl A	1,296	246
Vertiv Holdings Co, Cl A	3,654	916
Waste Management Inc	3,485	801
Westinghouse Air Brake Technologies Corp	1,591	398
WW Grainger Inc	417	455
Xylem Inc/NY	2,261	270
		48,242

Information Technology — 29.6%
Accenture PLC, Cl A	5,952	1,180
Adobe Inc *	3,921	953
Advanced Micro Devices Inc *	15,596	3,173
Akamai Technologies Inc *	1,449	166
Amphenol Corp, Cl A	11,696	1,478
Analog Devices Inc	4,710	1,498
Apple Inc	140,518	35,662
Applied Materials Inc	7,631	2,608
AppLovin Corp, Cl A *	2,595	1,033
Arista Networks Inc *	9,878	1,213
Autodesk Inc, Cl A *	2,079	498

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Broadcom Inc	45,380	$14,046
Cadence Design Systems Inc *	2,574	715
CDW Corp/DE	1,344	163
Ciena Corp *	1,351	525
Cisco Systems Inc	37,690	2,924
Cognizant Technology Solutions Corp, Cl A	4,594	282
Coherent Corp *	1,791	427
Corning Inc, Cl B	7,556	1,027
Crowdstrike Holdings Inc, Cl A *	2,393	934
Datadog Inc, Cl A *	3,026	357
Dell Technologies Inc, Cl C	2,824	464
EPAM Systems Inc *	562	76
F5 Inc, Cl A *	596	172
Fair Isaac Corp *	224	239
First Solar Inc *	978	193
Fortinet Inc *	5,841	477
Gartner Inc *	626	99
Gen Digital Inc	5,666	107
GoDaddy Inc, Cl A *	1,168	97
Hewlett Packard Enterprise Co	12,165	290
HP Inc	9,572	184
Intel Corp *	44,849	1,979
International Business Machines Corp	8,965	2,173
Intuit Inc	2,682	1,160
Jabil Inc	967	257
Keysight Technologies Inc *	1,604	453
KLA Corp	1,258	1,852
Lam Research Corp	11,906	2,544
Lumentum Holdings Inc *	682	479
Microchip Technology Inc	5,139	332
Micron Technology Inc	10,755	3,633
Microsoft Corp^	195,303	72,295
Monolithic Power Systems Inc	456	499
Motorola Solutions Inc	1,600	694
NetApp Inc	1,665	171
NVIDIA Corp	232,583	40,562
NXP Semiconductors NV	2,430	478
ON Semiconductor Corp *	3,698	229
Oracle Corp, Cl B	16,122	2,372
Palantir Technologies Inc, Cl A *	21,896	3,203
Palo Alto Networks Inc *	7,615	1,221
PTC Inc *	1,212	173
Qnity Electronics Inc	2,139	247
QUALCOMM Inc	10,250	1,320
Roper Technologies Inc	1,021	361
Salesforce Inc	8,950	1,671
Sandisk Corp/DE *	1,410	896
Seagate Technology Holdings PLC	2,064	809
ServiceNow Inc *	9,976	1,043
Skyworks Solutions Inc	1,498	80
Super Micro Computer Inc *	5,144	117
Synopsys Inc *	1,827	724
TE Connectivity PLC	2,855	597

SEI Institutional Managed Trust	185

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Dynamic Asset Allocation Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Teledyne Technologies Inc *	475	$287
Teradyne Inc	1,499	444
Texas Instruments Inc	8,697	1,688
Trimble Inc *	2,456	160
Tyler Technologies Inc *	376	129
VeriSign Inc	851	211
Western Digital Corp	3,275	886
Workday Inc, Cl A *	2,029	264
Zebra Technologies Corp, Cl A *	529	111
		222,064

Materials — 1.5%
Air Products and Chemicals Inc	2,132	619
Albemarle Corp	1,050	189
Amcor PLC	4,665	185
Avery Dennison Corp	788	136
Ball Corp	2,778	164
CF Industries Holdings Inc	1,407	183
Corteva Inc	6,425	538
CRH PLC	6,391	672
Dow Inc	7,167	298
DuPont de Nemours Inc	4,278	196
Ecolab Inc	2,472	658
Freeport-McMoRan Inc, Cl B	13,979	822
International Flavors & Fragrances Inc	2,592	188
International Paper Co	4,723	169
Linde PLC	4,440	2,201
LyondellBasell Industries NV, Cl A	2,598	209
Martin Marietta Materials Inc, Cl A	562	331
Mosaic Co/The	3,333	85
Newmont Corp	10,407	1,127
Nucor Corp	2,152	364
Packaging Corp of America	916	194
PPG Industries Inc	2,034	217
Sherwin-Williams Co/The, Cl A	2,175	697
Smurfit WestRock PLC	4,580	183
Steel Dynamics Inc	1,400	252
Vulcan Materials Co	1,241	338
		11,215

Real Estate — 1.4%
Alexandria Real Estate Equities Inc ‡	1,569	73
American Tower Corp, Cl A ‡	4,418	762
AvalonBay Communities Inc ‡	1,210	198
BXP Inc ‡	1,526	79
Camden Property Trust ‡	1,079	105
CBRE Group Inc, Cl A *	2,796	379
CoStar Group Inc *	3,832	155
Crown Castle Inc ‡	4,072	331
Digital Realty Trust Inc, Cl A ‡	3,050	550
Equinix Inc ‡	952	933
Equity Residential ‡	3,108	184
Essex Property Trust Inc ‡	651	158
Extra Space Storage Inc ‡	1,948	255

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Federal Realty Investment Trust ‡	780	$83
Healthpeak Properties Inc ‡	7,114	117
Host Hotels & Resorts Inc ‡	6,539	125
Invitation Homes Inc ‡	5,780	144
Iron Mountain Inc ‡	2,678	274
Kimco Realty Corp ‡	7,007	157
Mid-America Apartment Communities Inc ‡	1,199	146
Prologis Inc ‡	8,951	1,183
Public Storage ‡	1,498	406
Realty Income Corp ‡	8,746	535
Regency Centers Corp ‡	1,678	127
SBA Communications Corp, Cl A ‡	932	160
Simon Property Group Inc ‡	3,156	589
UDR Inc ‡	3,043	103
Ventas Inc ‡	4,650	380
VICI Properties Inc, Cl A ‡	9,767	267
Welltower Inc ‡	6,613	1,307
Weyerhaeuser Co ‡	6,287	154
		10,419

Utilities — 1.8%
AES Corp/The	7,425	105
Alliant Energy Corp	2,634	189
Ameren Corp	2,739	301
American Electric Power Co Inc	5,164	677
American Water Works Co Inc	1,750	238
Atmos Energy Corp	1,599	295
CenterPoint Energy Inc	6,476	280
CMS Energy Corp	3,071	238
Consolidated Edison Inc	3,360	380
Constellation Energy Corp	2,986	834
Dominion Energy Inc	8,141	503
DTE Energy Co	2,102	307
Duke Energy Corp	7,348	962
Edison International	3,512	257
Entergy Corp	4,213	473
Evergy Inc	2,328	191
Eversource Energy	3,680	255
Exelon Corp	9,536	467
FirstEnergy Corp	4,698	238
NextEra Energy Inc	19,939	1,852
NiSource Inc	4,829	225
NRG Energy Inc	2,029	297
PG&E Corp	20,375	358
Pinnacle West Capital Corp	1,205	121
PPL Corp	6,674	255
Public Service Enterprise Group Inc	4,683	379
Sempra	6,274	610
Southern Co/The	10,420	1,006
Vistra Corp	3,075	462
WEC Energy Group Inc	3,115	361

186	SEI Institutional Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	5,596	$445
		13,561

Total Common Stock
(Cost $216,043) ($ Thousands)		580,650

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	8,780,158	8,780
Total Cash Equivalent
(Cost $8,780) ($ Thousands)		8,780

Market Value
Description	($ Thousands)
PURCHASED OPTION — 0.1%
Total Purchased Option
(Cost $700) ($ Thousands)	$445

PURCHASED SWAPTIONS — 0.5%
Total Purchased Swaptions
(Cost $4,184) ($ Thousands)	3,667
Total Investments in Securities — 79.1%
(Cost $229,707) ($ Thousands)	$593,542

WRITTEN SWAPTIONS — (0.2)%
Total Written Swaptions
(Premiums Received $765) ($ Thousands)	$(1,313)

A list of open exchange traded options contracts for the Fund at March 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.1%

Call Options
USD CALL / CNH PUT	7,000,000	$49,980	$7.14	2/20/2027	$445

Total Purchased Option		$49,980			$445

A list of open over the counter swaptions contracts for the Fund at March 31, 2026, is as follows:

Description	Counterparty	Number of Contracts/Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.5%
Call Swaptions
Swaption Payer	Goldman Sachs	$765,200,000	$3.00	12/18/2027	$2,382
Swaption Payer	Goldman Sachs	760,000,000	0.75	05/22/2027	1,064
Swaption Payer	Goldman Sachs	685,488,762	0.37	08/22/2026	221
Total Purchased Swaptions		$2,210,688,762			$3,667
WRITTEN SWAPTIONS — (0.2)%
Call Swaptions
Swaption Payer	Goldman Sachs	$(760,000,000)	1.50	05/22/2027	$(132)
Swaption Payer	Goldman Sachs	(1,147,800,000)	2.00	12/18/2027	(1,181)
Total Written Swaptions		$(1,907,800,000)			$(1,313)

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

	Number of	Expiration	Notional Amount	Value	Unrealized
Type of Contract	Contracts	Date	(Thousands)	(Thousands)	Depreciation(Thousands)
Long Contracts
MSCI Emerging Markets Index	301	Jun-2026	$22,563	$21,892	$(671)
S&P 500 Index E-Mini	638	Jun-2026	213,296	209,607	(3,689)
			$235,859	$231,499	$(4,360)

SEI Institutional Managed Trust	187

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Dynamic Asset Allocation Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2026, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.477%^	CPI	Annually	06/06/2030	USD	526,258	$9,220	$–	$9,220
CPI^	2.506%	Annually	06/06/2030	USD	526,258	(12,446)	–	(12,446)
EUR-EURIBOR	2.42500000%	Quarterly	03/27/2027	EUR	497,760	(869)	(1,059)	190
0.280960%	1 DAY JPOIS	Annually	05/15/2026	JPY	102,200,000	840	–	840
0.29283%	1 DAY JPOIS	Annually	05/15/2026	JPY	81,000,000	659	–	659
1D SOFR	3.41%	Annually	12/11/2028	USD	399,757	(949)	–	(949)
3.432%	1D SOFR	Annually	12/11/2056	USD	42,027	4,838	–	4,838
4.161%	1D SOFR	Annually	11/02/2056	USD	84,588	(620)	–	(620)
4.35%	1D SOFR	Annually	11/02/2031	USD	330,000	10,581	–	10,581
						$11,254	$(1,059)	$12,313

A list of open OTC swap agreements held by the Fund at March 31, 2026 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase^	BERYTR	SOFR + 13 BPS	Index Return	Annually	04/30/2026	USD	7,987	$1,078	$–	$1,078
JPMorgan Chase^	BERYTR	SOFR + 13 BPS	Index Return	Annually	04/30/2026	USD	7,967	1,076	–	1,076
JPMorgan Chase^	BERYTR	SOFR + 13 BPS	Index Return	Annually	04/30/2026	USD	7,109	490	–	490
JPMorgan Chase^	BERYTR	SOFR + 13 BPS	Index Return	Annually	04/30/2026	USD	14,975	1,658	–	1,658
JPMorgan Chase^	Microsoft Corp	Asset Return	SOFR + 41.5 BPS	Annually	06/17/2026	USD	24,747	1,816	–	1,816
JPMorgan Chase	JMFX121E Index	Floating 0%	Asset Return	Monthly	11/16/2026	USD	76,368	1,091	–	1,091
JPMorgan Chase	JMFX121E Index	Floating 0%	Asset Return	Monthly	11/16/2026	USD	110,123	1,574	–	1,574
JPMorgan Chase	JMFX121E Index	Floating 0%	Asset Return	Monthly	11/16/2026	USD	43,896	627	–	627
JPMorgan Chase	Microsoft Corp	Asset Return	SOFR + 41.5 BPS	Annually	06/17/2026	USD	24,747	1,816	–	1,816
								$11,226	$–	$11,226

Percentages are based on Net Assets of $750,701 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2026.

†	Investment in Affiliated Security (see Note 6).

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

^	Security, or a portion thereof, is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of March 31, 2026.

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities	($)	($)	($)	($)
Common Stock	580,650	–	–	580,650
Cash Equivalent	8,780	–	–	8,780
Purchased Option	445	–	–	445
Purchased Swaptions	3,667	–	–	3,667
Total Investments in Securities	593,542	–	–	593,542

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Swaptions	(1,313)	–	–	(1,313)
Futures Contracts*
Unrealized Depreciation	(4,360)	–	–	(4,360)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	26,328	–	26,328
Unrealized Depreciation	–	(14,015)	–	(14,015)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	11,226	–	11,226
Total Other Financial Instruments	(5,673)	23,539	–	17,866

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

188	SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$9,311	$45,494	$(46,025)	$—	$—	$8,780	$172	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	189

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Strategy Alternative Fund

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK — 31.0%

Communication Services — 0.8%
Audacy *	833	$2
Avaya *(A)(B)	14,995	214
iHeartMedia Inc *	17,272	50
Lumen Technologies Inc *	7,853	55
Verizon Communications Inc	9,759	490
Versant Media Group Inc *	26,920	997
Xplore Inc *(A)	11,575	141
		1,949
Consumer Discretionary — 5.9%
Amazon.com Inc, Cl A *	2,382	496
Bob's Discount Furniture *	26,787	315
Carnival Corp	19,967	517
Churchill Downs Inc	26,963	2,422
DR Horton Inc	12,956	1,778
Floor & Decor Holdings Inc, Cl A *	4,557	231
Guitar Center *(A)(B)	2,167	178
Lululemon Athletica Inc *	6,598	1,010
Mountaineer Merger Group *(A)	440,372	—
Penn Entertainment Inc *	103,323	1,553
Petco Health & Wellness Co Inc, Cl A *	15,765	44
Toll Brothers Inc	7,298	996
Under Armour Inc, Cl A *	162,022	958
Vail Resorts Inc	18,881	2,423
Wynn Resorts Ltd	9,437	958
		13,879
Consumer Staples — 0.4%
Primo Brands Corp, Cl A	53,608	1,009

Energy — 1.1%
Cameco Corp	9,117	990
Golar LNG Ltd	14,932	808
Kinder Morgan Inc	23,090	774
		2,572
Financials — 3.1%
Fifth Third Bancorp	10,809	502
Franklin Resources Inc	85,182	2,012
JPMorgan Chase & Co	1,688	497
Moelis & Co, Cl A	14,063	802
Raymond James Financial Inc	3,467	502
Rocket Cos Inc, Cl A *	142,952	2,037
Zions Bancorp NA	17,358	1,000
		7,352
Health Care — 1.2%
AdaptHealth Corp, Cl A *	10,350	123
Avantor Inc *	102,605	805
Carestream Health Holdings *(A)	5,876	81
Eckert & Ziegler	50,828	874
Envision Healthcare *	28,581	483
Lannett *(A)	15,243	181

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Lifescan *	2,843	$83
Matrix Parent Inc. *	10,548	100
		2,730
Industrials — 6.1%
Alaska Air Group Inc *	5,439	200
ATI Inc *	14,712	2,140
Builders FirstSource Inc *	17,760	1,462
Carpenter Technology Corp	5,496	2,166
Frontier Group Holdings Inc *	206,194	728
Huntington Ingalls Industries Inc, Cl A	1,214	461
Kirby Corp *	16,102	2,140
Melrose Industries	316,819	2,139
MTU Aero Engines AG	2,804	999
StandardAero Inc *	77,421	2,000
		14,435
Information Technology — 2.3%
Allegro MicroSystems Inc *	16,591	523
Analog Devices Inc	1,593	507
Elastic NV *	3,992	199
GLOBALFOUNDRIES Inc *	22,968	1,022
Microchip Technology Inc	7,781	503
NXP Semiconductors NV	9,261	1,823
Sandvine *	16,838	34
SentinelOne Inc, Cl A *	15,443	199
Wolfspeed *	32,865	536
		5,346
Materials — 8.3%
Alcoa Corp	33,557	2,226
Amrize Ltd *	3,149	176
Arctic Canadian Diamond Company Ltd *(A)	228	13
Ardagh Metal Packaging SA	366,810	1,486
Century Aluminum Co *	40,786	2,394
Commercial Metals Co, Cl A	3,227	198
Constellium SE, Cl A *	87,265	2,145
Cornerstone Chemical *(A)	26,482	485
Freeport-McMoRan Inc, Cl B	35,465	2,085
Harmony Gold Mining ADR	126,693	1,947
Hudbay Minerals Inc	111,195	2,324
International Flavors & Fragrances Inc	24,415	1,771
Sensient Technologies Corp	24,938	2,156
		19,406
Real Estate — 1.8%
American Tower Corp, Cl A ‡	1,470	254
Crown Castle Inc ‡	13,561	1,103
Healthcare Realty Trust Inc, Cl A ‡	95,956	1,630
Kimco Realty Corp ‡	10,957	246
Pebblebrook Hotel Trust ‡	45,849	579
SBA Communications Corp, Cl A ‡	1,490	256

190	SEI Institutional Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Service Properties Trust ‡	34,683	$47
		4,115
Total Common Stock
(Cost $65,976) ($ Thousands)		72,793

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 29.3%
Communication Services — 5.6%
Altice Financing
5.750%, 08/15/2029 (C)	$85	59
AMC Entertainment Holdings
7.500%, 02/15/2029 (C)	160	114
APLD ComputeCo 2
6.750%, 03/15/2031 (C)	1,793	1,780
Beasley Mezzanine Holdings
9.200%, 08/01/2028 (B)(C)(D)	622	230
Black Pearl Compute
6.125%, 02/15/2031 (C)	801	815
Cable One
4.000%, 11/15/2030 (C)	290	202
CCO Holdings
4.500%, 08/15/2030 (C)	160	150
4.250%, 02/01/2031 (C)	125	114
4.250%, 01/15/2034 (C)	240	205
Charter Communications Operating
6.550%, 06/01/2034	120	125
Discovery Global Holdings
5.050%, 03/15/2042	55	36
4.279%, 03/15/2032	45	40
4.054%, 03/15/2029	75	73
DISH DBS
7.750%, 07/01/2026	35	35
5.750%, 12/01/2028 (C)	10	10
5.250%, 12/01/2026 (C)	65	64
5.125%, 06/01/2029	20	18
Gray Media
9.625%, 07/15/2032 (C)	265	265
5.375%, 11/15/2031 (C)	5	4
4.750%, 10/15/2030 (C)	190	146
iHeartCommunications
7.750%, 08/15/2030 (C)	1,478	1,177
Level 3 Financing
8.500%, 01/15/2036 (C)	1,987	2,073
3.750%, 07/15/2029 (C)	1,608	1,492
3.625%, 01/15/2029 (C)	218	204
3.625%, 01/15/2029	5	5
Lumen Technologies
7.650%, 03/15/2042	175	160
7.600%, 09/15/2039	5	5
McGraw-Hill Education
5.750%, 08/01/2028 (C)	40	40

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Muvico
15.000%, 02/19/2029 (C)	$90	$85
Nexstar Media
7.250%, 04/15/2034 (C)	40	40
6.500%, 09/15/2033 (C)	85	86
OAK-Eagle Acquireco
8.750%, 07/01/2034 (C)	231	242
7.250%, 07/01/2033 (C)	346	358
Sirius XM Radio
3.875%, 09/01/2031 (C)	170	154
Spanish Broadcasting System
9.750%, 03/31/2027 (C)(D)	575	371
Uniti Group
6.500%, 02/15/2029 (C)	1,533	1,489
6.000%, 01/15/2030 (C)	80	75
Urban One
10.500%, 04/01/2030 (C)	91	91
7.625%, 04/01/2031 (C)	396	161
Vmed O2 UK Financing I PLC
4.250%, 01/31/2031 (C)	90	77
Zayo Group Holdings
13.750%, 09/09/2030 (C)	163	152
9.250%, 03/09/2030 (C)	8	8
ZipRecruiter
5.000%, 01/15/2030 (C)	210	121
		13,151
Consumer Discretionary — 6.9%
Bath & Body Works
6.750%, 07/01/2036	155	149
Brightstar Lottery PLC
5.750%, 01/15/2033 (C)	150	146
Caesars Entertainment
7.000%, 02/15/2030 (C)	130	132
CD&R Smokey Buyer
9.500%, 10/15/2029 (C)	934	794
Clarios Global
6.750%, 05/15/2028 (C)	47	47
CMG Media Corp
8.875%, 06/18/2029 (C)	300	259
Crocs
4.250%, 03/15/2029 (C)	1,622	1,557
CSC Holdings
6.500%, 02/01/2029 (C)	115	73
5.500%, 04/15/2027 (C)	20	18
Directv Financing
8.875%, 02/01/2030 (C)	110	110
Genting New York
7.250%, 10/01/2029 (C)	145	145
GrubHub Holdings
13.000% Cash/PIK, 07/31/2030 (B)(C)	487	383
Hilton Domestic Operating
4.000%, 05/01/2031 (C)	170	159

SEI Institutional Managed Trust	191

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Strategy Alternative Fund (Continued)

		Face Amount	Market Value
Description		(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Jacobs Entertainment
6.750%, 02/15/2029 (C)		$270	$252
LBM Acquisition
9.500%, 06/15/2031 (C)		70	61
Liberty Interactive
8.250%, 02/01/2030		430	16
McGraw-Hill Education
7.375%, 09/01/2031 (C)		90	92
Michaels
8.500%, 03/15/2033 (C)		1,501	1,461
Mohegan Tribal Gaming Authority
11.875%, 04/15/2031 (C)		855	891
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (A)(B)(D)		495	–
Neptune Bidco US
9.500%, 02/15/2033 (C)		2,458	2,385
Nissan Motor
8.125%, 07/17/2035 (C)		110	113
Penn Entertainment
6.750%, 04/01/2031 (C)		983	955
PetSmart
10.000%, 09/15/2033 (C)		1,146	1,143
Rivers Enterprise Borrower
6.625%, 02/01/2033 (C)		150	149
Six Flags Entertainment
8.625%, 01/15/2032 (C)		980	981
StoneMor
8.500%, 05/15/2029 (C)		230	224
Studio City Finance
5.000%, 01/15/2029 (C)		215	202
Univision Communications
4.500%, 05/01/2029 (C)		105	99
Victoria's Secret
4.625%, 07/15/2029 (C)		115	109
Viking Cruises
5.875%, 10/15/2033 (C)		115	113
Wynn Las Vegas
5.250%, 05/15/2027 (C)		2,469	2,460
Wynn Macau
6.750%, 02/15/2034 (C)		55	54
5.125%, 12/15/2029 (C)		120	115
Wynn Resorts Finance
7.125%, 02/15/2031 (C)		150	157
6.250%, 03/15/2033 (C)		15	15
Yum! Brands
5.375%, 04/01/2032		160	159
			16,178
Consumer Staples — 0.9%
Bellis Acquisition
8.125%, 05/14/2030 (C)	GBP	110	134
HLF Financing Sarl
12.250%, 04/15/2029 (C)		$1,646	1,755

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
New Albertsons
8.700%, 05/01/2030	$200	$218
8.000%, 05/01/2031	40	43
		2,150
Energy — 1.9%
Ascent Resources Utica Holdings
9.000%, 11/01/2027 (C)	482	563
5.875%, 06/30/2029 (C)	386	386
Blue Racer Midstream
7.250%, 07/15/2032 (C)	85	88
7.000%, 07/15/2029 (C)	85	88
Caturus Energy
8.500%, 02/15/2030 (C)	701	727
Expand Energy
7.500%, 12/31/2049 (A)(B)(D)	170	–
7.000%, 12/31/2049 (A)(B)(D)	55	–
Genesis Energy
8.000%, 05/15/2033	120	124
7.875%, 05/15/2032	110	113
Gulfport Energy Operating
6.750%, 09/01/2029 (C)	623	637
Hilcorp Energy I
7.250%, 02/15/2035 (C)	145	145
Howard Midstream Energy Partners
7.375%, 07/15/2032 (C)	125	129
New Fortress Energy
8.750%, 03/15/2029 (C)	150	21
6.500%, 09/30/2026 (C)	185	25
NFE Financing MTN
12.000%, 11/15/2029 (C)(D)	275	125
SM Energy
9.625%, 06/15/2033 (C)	10	11
8.625%, 11/01/2030 (C)	100	105
6.625%, 04/15/2034 (C)	461	460
Transocean International
8.500%, 05/15/2031 (C)	65	68
8.250%, 05/15/2029 (C)	60	62
Valaris
8.375%, 04/30/2030 (C)	110	114
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (C)	125	116
3.875%, 11/01/2033 (C)	20	18
Venture Global LNG
9.875%, 02/01/2032 (C)	180	193
Venture Global Plaquemines LNG
7.500%, 05/01/2033 (C)	85	93
6.750%, 01/15/2036 (C)	95	101
		4,512
Financials — 1.4%
Alliant Holdings Intermediate
7.000%, 01/15/2031 (C)	110	111

192	SEI Institutional Managed Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Arbor Realty SR
8.500%, 12/15/2028 (C)	$115	$113
Asurion
8.375%, 02/01/2034 (C)	1,126	1,093
CPI CG
10.000%, 07/15/2029 (C)	143	151
Finance of America Funding
8.875%, 11/30/2026 (C)	299	290
Freedom Mortgage Holdings
9.250%, 02/01/2029 (C)	55	56
6.875%, 05/01/2031 (C)	125	117
ION Platform Finance US
5.000%, 05/01/2028 (C)	40	37
LD Holdings Group
6.125%, 04/01/2028 (C)	175	147
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (C)	40	39
5.822%, TSFR3M + 2.150%, 01/15/2031 (C)(E)	200	200
5.625%, 01/15/2030 (C)	90	84
Navient MTN
5.625%, 08/01/2033	150	117
OneMain Finance
7.500%, 05/15/2031	65	65
7.125%, 11/15/2031	100	99
3.875%, 09/15/2028	80	76
PennyMac Financial Services
5.750%, 09/15/2031 (C)	335	310
Rocket
6.375%, 08/01/2033 (C)	95	96
Starwood Property Trust
3.625%, 07/15/2026 (C)	195	194
		3,395

Health Care — 3.2%
AdaptHealth
6.125%, 08/01/2028 (C)	327	326
Akumin
9.750%, 08/31/2031 (C)	695	636
Bausch Health
5.000%, 01/30/2028 (C)	55	46
4.875%, 06/01/2028 (C)	95	87
CHS
5.250%, 05/15/2030 (C)	165	156
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (E)	150	155
DaVita
6.875%, 09/01/2032 (C)	35	36
3.750%, 02/15/2031 (C)	115	105
Embecta
6.750%, 02/15/2030 (C)	155	145
5.000%, 02/15/2030 (C)	70	65

		Face Amount	Market Value
Description		(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Emergent BioSolutions
3.875%, 08/15/2028 (C)		$1,384	$1,168
Fortrea Holdings
7.500%, 07/01/2030 (C)		122	116
Global Medical Response
7.375%, 10/01/2032 (C)		185	192
Humana
6.625%, H15T5Y + 2.891%, 09/15/2056 (E)		80	77
LifePoint Health
11.000%, 10/15/2030 (C)		1,145	1,231
Medline Borrower
3.875%, 04/01/2029 (C)		130	126
Molina Healthcare
4.375%, 06/15/2028 (C)		175	169
Nidda Healthcare Holding GmbH
5.234%, EUR003M + 3.250%, 10/15/2032 (C)(E)	EUR	100	114
Organon
4.125%, 04/30/2028 (C)		$1,772	1,719
Radiology Partners
9.781%, 02/15/2030 (C)		518	473
8.500%, 07/15/2032 (C)		185	188
Tenet Healthcare
6.750%, 05/15/2031		15	15
5.500%, 11/15/2032 (C)		55	55
4.375%, 01/15/2030		170	165
			7,565

Industrials — 2.3%
Builders FirstSource
6.375%, 03/01/2034 (C)		110	109
Columbus McKinnon
7.125%, 02/01/2033 (C)		572	572
Deluxe
8.125%, 09/15/2029 (C)		185	192
Garda World Security
6.000%, 06/01/2029 (C)		1,224	1,165
GFL Environmental
3.500%, 09/01/2028 (C)		703	684
GrafTech Finance
4.625%, 12/23/2029 (C)		1,050	582
Icahn Enterprises
9.000%, 06/15/2030		310	291
Standard Building Solutions
5.875%, 03/15/2034 (C)		135	130
TransDigm
7.125%, 12/01/2031 (C)		175	181
6.000%, 01/15/2033 (C)		1,147	1,146
United Airlines Holdings
5.375%, 03/01/2031		195	191
United Rentals North America
4.000%, 07/15/2030		150	142

SEI Institutional Managed Trust	193

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Strategy Alternative Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
WESCO Distribution
5.250%, 04/15/2031 (C)	$100	$99
		5,484
Information Technology — 0.2%
Castle US Holding
10.000%, 06/30/2031 (C)	165	35
Cloud Software Group, Strike Price Fixed
9.000%, 09/30/2029 (C)	115	111
CoreWeave
9.250%, 06/01/2030 (C)	85	82
Newfold Digital Holdings Group
11.750%, 04/30/2029 (C)	45	36
Sabre Financial Borrower
11.125%, 06/15/2029 (C)	45	46
Sabre GLBL
10.750%, 11/15/2029 (C)	50	43
		353
Materials — 3.2%
Axalta Coating Systems
3.375%, 02/15/2029 (C)	150	142
Baffinland Iron Mines
8.750%, 07/15/2026 (C)	385	341
Chemours
7.875%, 03/15/2034 (C)	652	652
4.625%, 11/15/2029 (C)	1,530	1,434
Cleveland-Cliffs
7.625%, 01/15/2034 (C)	30	29
7.000%, 03/15/2032 (C)	205	199
Cornerstone Chemical
10.000%, 05/07/2029 (A)(C)	729	729
Domtar
6.750%, 10/01/2028 (C)	180	117
First Quantum Minerals
8.625%, 06/01/2031 (C)	150	155
Fortescue Treasury Pty
6.125%, 04/15/2032 (C)	95	97
INEOS Finance PLC
7.500%, 04/15/2029 (C)	80	78
Innophos Holdings
11.500%, 06/15/2029 (C)	440	364
Magnera
7.250%, 11/15/2031 (C)	563	521
4.750%, 11/15/2029 (C)	560	506
Methanex US Operations
6.250%, 03/15/2032 (C)	170	174
Mineral Resources
9.250%, 10/01/2028 (C)	100	104
Mineral Resources MTN
8.500%, 05/01/2030 (C)	95	98
Mountain Province Diamonds
9.000%, 12/15/2027 (A)(B)(C)	223	201

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(D)	$460	$–
Olympus Water US Holding
7.250%, 06/15/2031 (C)	190	185
Quikrete Holdings
6.375%, 03/01/2032 (C)	95	96
Rain Carbon
12.250%, 09/01/2029 (C)	310	319
Trivium Packaging Finance BV
12.250%, 01/15/2031 (C)	736	797
Tronox
4.625%, 03/15/2029 (C)	195	156
		7,494
Real Estate — 1.5%
Diversified Healthcare Trust
4.375%, 03/01/2031	325	289
Service Properties Trust
5.500%, 12/15/2027	2,067	2,070
4.950%, 10/01/2029	80	72
4.375%, 02/15/2030	230	204
3.950%, 01/15/2028	817	781
0.000%, 09/30/2027 (C)(F)	25	23
		3,439
Utilities — 2.2%
Long Ridge Energy
8.750%, 02/15/2032 (C)	3,678	3,859
NRG Energy
6.000%, 01/15/2036 (C)	70	69
5.750%, 01/15/2034 (C)	30	30
Talen Energy Supply
6.500%, 02/01/2036 (C)	271	273
6.250%, 02/01/2034 (C)	736	728
Vistra Operations
6.875%, 04/15/2032 (C)	100	103
		5,062
Total Corporate Obligations
(Cost $72,730) ($ Thousands)		68,783

	Shares
REGISTERED INVESTMENT COMPANIES — 18.4%
Merger Fund , Cl I *	2,512,579	43,041
Sprott Physical Uranium Trust *	16,246	328

Total Registered Investment Companies
(Cost $42,009) ($ Thousands)		43,369

194	SEI Institutional Managed Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
LOAN PARTICIPATIONS — 5.2%
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.211%, CME Term SOFR + 4.250%, 05/17/2028 (E)	$139	$110
Acrisure, LLC, 2024 Repricing Term B-6 Loan, 1st Lien
6.673%, CME Term SOFR + 3.000%, 11/06/2030 (E)	187	181
AppLogic Networks OpCo I LLC, Initial Term Loan, 1st Lien
9.666%, CME Term SOFR + 1.000%, 03/01/2030 (E)	236	198
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
4.258%, 06/30/2026 (A)	180	137
Asurion, LLC, New B-12 Term Loan, 1st Lien
7.923%, CME Term SOFR + 4.250%, 09/19/2030 (E)	138	136
Avaya Inc., Initial Term Loan, 1st Lien
11.168%, CME Term SOFR + 7.500%, 08/01/2028 (B)(E)	467	413
BCP V Everise Acquisition LLC, Term B Loan, 1st Lien
9.806%, CME Term SOFR + 6.000%, 12/14/2029 (E)	304	211
Boxer Parent Company Inc., 2031 Replacement Dollar Term Loan
6.673%, 07/30/2031 (E)	112	103
Carestream Health, Inc., Term Loan
0.000%, 03/31/2031 (G)	501	430
Castle US Holding Corporation, Initial Second Out Dollar Term B-1 Loan, 1st Lien
8.178%, CME Term SOFR + 4.250%, 05/31/2030 (E)(H)	284	125
Castle US Holding Corporation, Initial Second Out Dollar Term B-2 Loan
8.428%, 05/31/2030	229	100
Catawba Nation Gaming Authority, Initial Term B Loan
8.417%, 03/29/2032 (E)	165	167
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, 1st Lien
6.950%, CME Term SOFR + 3.250%,
03/21/2031 (E)(H)	46	42
CMG Media Corporation, Term B-2 Loan, 1st Lien
7.300%, CME Term SOFR + 3.500%, 06/18/2029 (E)	258	241
Cornerstone Chemical 5/25 TL, 1st Lien
8.500%, 05/31/2030 (A)	571	571

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
LOAN PARTICIPATIONS (continued)
Cotiviti, Inc, Initial Floating Rate Term Loan, 1st Lien
6.418%, 05/01/2031 (E)(H)	$170	$157
Delivery Hero Se, Extended Dollar Term Loan
8.639%, CME Term SOFR + 5.000%, 12/12/2029 (E)	132	130
Digicel 7/25, 1st Lien
8.917%, 08/06/2032	140	139
DS Parent, Inc, Term Loan B, 1st Lien
9.172%, 01/31/2031 (E)(H)	76	67
East Valley Tourist Development Authority, Term Loan
11.288%, CME Term SOFR + 7.500%, 11/23/2026 (A)(E)	135	135
Global Medical Response, Inc., Initial Term Loan, 1st Lien
7.170%, CME Term SOFR + 3.500%, 10/01/2032 (E)	141	141
GN Loanco, LLC, Term B Loan, 1st Lien
8.167%, CME Term SOFR + 4.500%, 12/19/2030 (E)	123	119
ION Platform Finance US, Inc., Initial Dollar Term Loan
7.450%, 09/30/2032 (H)	48	39
J. C. Penney Company Inc., Term Loan
5.250%, 06/21/2024 (A)(D)(E)	366	—
Lannett Company, Inc., Closing Date Term Loan 1st Lien
2.000%, 06/16/2030 (A)	71	71
LFSN Holdco/Lifescan, Term Loan, 1st Lien
9.169%, 12/08/2030	360	359
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien
10.321%, CME Term SOFR + 6.500%, 11/22/2027 (E)	436	413
Long Ridge Energy, Term B Advance
8.172%, 02/19/2032	158	156
Mad Engine Global, LLC, Initial Term Loan
10.934%, 07/15/2027	185	160
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
10.677%, CME Term SOFR + 6.750%, 07/27/2028 (E)	172	121
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
10.927%, CME Term SOFR + 7.000%, 07/27/2028 (E)	238	97
Mavenir Jr Debt Fixed 1200 7/29/30, Term Loan, 1st Lien
12.000%, 07/29/2030 (A)	192	192

SEI Institutional Managed Trust	195

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Strategy Alternative Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
LOAN PARTICIPATIONS (continued)
Max US Bidco Inc., Initial Term Loan, 1st Lien
8.700%, CME Term SOFR + 5.000%, 10/02/2030 (E)	$235	$192
McAfee Corp., Second Amendment Tranche B-1 Term Loan, 1st Lien
6.668%, CME Term SOFR + 3.000%, 03/01/2029 (E)(H)	150	134
Men's Wearhouse, LLC, Initial Term Loan
9.421%, 01/28/2031	188	187
Mitnick Corporate Purchaser, Inc., Initial Term Loan, 1st Lien
8.517%, CME Term SOFR + 4.750%, 05/02/2029 (E)(H)	170	77
Mountaineer Merger Corporation, Term Loan
11.700%, 06/16/2030 (A)	29	30
11.673%, 06/16/2030 (A)	29	29
11.671%, 06/16/2030 (A)	88	88
11.653%, 06/16/2030 (A)	29	29
11.650%, 06/16/2030 (A)	43	43
Mountaineer Merger Corporation, Term Loan, 1st Lien
11.700%, 06/16/2030 (A)	89	89
Naked Juice LLC, Initial Second Out Term Loan, 1st Lien
7.050%, CME Term SOFR + 3.250%, 01/24/2029 (E)	479	253
NAPA Management Services Corporation, Initial Term Loan, 1st Lien
9.018%, CME Term SOFR + 5.250%, 02/23/2029 (E)	328	206
New Fortress Energy Inc, Second Amendment Incremental Term Loan
9.570%, CME Term SOFR + 5.500%, 10/30/2028 (E)(H)	161	90
Oak-Eagle Acquireco, Inc., Term Loan B1
0.000%, 03/24/2033 (E)(G)(H)	50	50
Obra Capital, Inc., Term Loan
11.037%, 07/29/2030 (A)	322	317
OID-OL Intermediate I, LLC, Initial Second Out Term Loan, 1st Lien
8.067%, CME Term SOFR + 4.250%, 02/01/2029 (E)	260	171
Opal Bidco SAS, Facility B4, 1st Lien
6.700%, CME Term SOFR + 3.000%, 04/28/2032 (E)	239	239
PetSmart LLC, Initial Term Loan, 1st Lien
7.675%, CME Term SOFR + 4.000%, 08/18/2032 (E)	105	104
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
7.660%, CME Term SOFR + 4.000%, 09/20/2028 (E)	671	584

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
LOAN PARTICIPATIONS (continued)
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, 1st Lien
6.922%, CME Term SOFR + 3.250%, 10/26/2030 (E)	$78	$58
Project Leopard Holdings, Inc., Initial Term Loan, 1st Lien
9.017%, 07/20/2029 (H)	77	47
Quikrete Holdings, Inc., Tranche B-1 Term Loan, 1st Lien
5.923%, CME Term SOFR + 2.250%, 04/14/2031 (E)	99	99
Reorganized Mobileum AcquisitionCo LLC, Term Loan, 1st Lien
9.675%, CME Term SOFR + 1.000%, 09/11/2029 (E)	245	221
Route 66 Development Authority, Term Loan, 1st Lien
12.673%, 01/24/2031 (A)	174	172
Sabre GLBL Inc., 2024 Term B-1 Loan, 1st Lien
9.768%, CME Term SOFR + 6.000%, 11/15/2029 (E)	82	65
Sabre GLBL Inc., 2025 Other Term B-1 Loan
10.023%, 07/30/2029	16	12
Sabre GLBL Inc., 2025 Other Term B-2 Loan
10.023%, 07/30/2029	14	10
Spectrum Group Buyer, Inc., Initial Term Loan
10.167%, CME Term SOFR + 6.500%, 05/19/2028 (E)	246	230
Splat Super Holdco LLC, Initial Term Loan
8.673%, CME Term SOFR + 5.000%, 07/02/2032 (E)	173	155
SPLAT Super HoldCo, LLC, Delayed Draw Term Loan
5.000%, 07/02/2032	24	22
Stubhub Holdco Sub, LLC, Extended USD Term B Loan, 1st Lien
8.418%, CME Term SOFR + 4.750%, 03/15/2030 (E)(H)	163	160
Syniverse Holdings, LLC, Initial Term Loan, 1st Lien
10.672%, CME Term SOFR + 7.000%, 05/13/2027 (E)	205	189
Team Health Holdings, Inc., 2028-2 Refinancing Term Loan
7.661%, 06/30/2028	188	187
Tega MC Australia Holdings Pty Ltd, Term Loan B
0.000%, 03/25/2033 (G)(H)	95	94
TPC Group Inc., Intitial Term Loan
9.386%, 12/16/2031	221	202

196	SEI Institutional Managed Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
LOAN PARTICIPATIONS (continued)
Travelport Finance (Luxembourg) S.a r.l., Term Loans, 1st Lien
10.922%, CME Term SOFR + 7.000%, 09/29/2028 (E)	$241	$179
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
6.167%, CME Term SOFR + 2.500%, 02/10/2031 (E)(H)	100	95
Vaco Holdings, LLC, Initial Term Loan, 1st Lien
8.850%, CME Term SOFR + 5.000%, 01/22/2029 (E)(H)	218	141
Wellful Inc., Tranche A Term Loan, 1st Lien
8.961%, CME Term SOFR + 5.000%, 04/19/2030 (B)(E)	246	241
Wellful Inc., Tranche B Term Loan, 1st Lien
10.814%, CME Term SOFR + 7.000%, 10/19/2030 (B)(E)	396	349
Windstream Services, LLC, 2025 Term Loan
7.673%, 10/06/2032	185	184
Xplore Inc., Initial Term Loan 1st Lien
5.288%, CME Term SOFR + 1.500%, 10/24/2029 (E)	63	57
Xplore Inc., Second Out Term Loan 1st Lien
6.000%, CME Term SOFR + 1.500%, 10/24/2031 (E)	205	130
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
0.500%, 03/11/2030 (E)	297	292

Total Loan Participations
(Cost $12,926) ($ Thousands)		12,164

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bill
3.638%, 06/02/2026 (I)	1,000	994

Total U.S. Treasury Obligation
(Cost $994) ($ Thousands)		994

CONVERTIBLE BONDS — 0.4%
Finance of America Funding
10.000%, 11/30/2029(C)	291	299
Lantheus Holdings
2.625%, 12/15/2027	115	138
Liberty Interactive
4.000%, 11/15/2029	54	2
3.750%, 02/15/2030	412	13
Mavenir
0.000%, 12/31/2026(A)(G)	183	411

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CONVERTIBLE BONDS (continued)
North Sea Natural Resources
0.000%, 01/23/2028(A)(G)	$94	$–
0.000%, 01/23/2028(A)(G)	15	–
0.000%, 01/23/2028(A)(G)	5	–
Rite Aid
0.000%, 12/31/2049(A)(B)(G)	38	–
Silver Airways
16.000%, 12/31/2027(A)(D)	853	–

Tacora Restructure
13.000%, 09/19/2031(A)	13	13

Total Convertible Bonds
(Cost $2,031) ($ Thousands)		876

	Shares
PREFERRED STOCK — 0.3%

Consumer Discretionary — 0.0%
Guitar Center *(A)(B)(G)(J)	39	2
Mountaineer Merger Corp *(A)(G)(J)	489,319	169
		171
Information Technology — 0.3%
Syniverse *(A)(G)(J)	672,156	660

Total Preferred Stock
(Cost $946) ($ Thousands)		831

	Number of Warrants
WARRANTS — 0.0%
Audacy
Strike Price $– *‡‡(A)	1,177	–
Guitar Center
Strike Price $100.00 *‡‡(A)(B)	574	18
Guitar Center
Strike Price $160.00 *‡‡(A)(B)	574	6
Mavenir
Strike Price $– *‡‡(A)	75	–
Silver Airways
Strike Price $– *‡‡(A)	–	–
Tacora Resources
Strike Price $– *‡‡(A)	3,403	3

Total Warrants
(Cost $55) ($ Thousands)		27

	Number of
	Rights
RIGHTS — 0.0%
Xplore Inc *‡‡(A)	869	–
Total Rights
(Cost $—) ($ Thousands)		–

SEI Institutional Managed Trust	197

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Strategy Alternative Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
CASH EQUIVALENTS — 8.3%
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio, Institutional Share Class
3.530%**	1,744,875	$1,745
SEI Daily Income Trust, Government Fund, Institutional Class
3.540%**†	17,765,934	17,766

Total Cash Equivalents
(Cost $19,511) ($ Thousands)		19,511
Total Investments in Securities — 93.3%
(Cost $217,178) ($ Thousands)		$219,348

COMMON STOCK SOLD SHORT— (9.1)%
Communication Services — (1.1)%
AT&T Inc	(20,335)	(590)
Omnicom Group Inc	(9,057)	(682)
Publicis Groupe SA	(5,519)	(455)
T-Mobile US Inc	(2,795)	(587)
Yelp Inc, Cl A *	(8,109)	(201)

		(2,515)
Consumer Discretionary — (1.4)%
Chipotle Mexican Grill Inc, Cl A *	(12,522)	(401)
Darden Restaurants Inc	(2,009)	(394)
Duolingo Inc, Cl A *	(2,035)	(200)
Las Vegas Sands Corp	(9,093)	(490)
LCI Industries	(2,568)	(316)
McDonald's Corp	(2,570)	(799)
Polaris Inc	(4,545)	(248)
Shake Shack Inc, Cl A *	(4,688)	(415)
Viking Holdings Ltd *	(1,395)	(102)

		(3,365)
Consumer Staples — (0.7)%
Anheuser-Busch InBev SA/NV ADR	(4,313)	(299)
Clorox Co/The	(1,200)	(124)
Conagra Brands Inc	(12,406)	(195)
Fresh Del Monte Produce Inc	(1,245)	(50)
Kraft Heinz Co/The	(9,014)	(203)
Marzetti Company/The	(1,922)	(266)
McCormick & Co Inc/MD	(2,015)	(101)
Mondelez International Inc, Cl A	(5,025)	(290)
Vita Coco Co Inc/The *	(3,751)	(180)

		(1,708)
Financials — (1.7)%
Ares Management Corp, Cl A	(6,607)	(721)
Blue Owl Capital Inc, Cl A	(77,157)	(704)
Capital One Financial Corp	(812)	(148)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Evercore Inc, Cl A	(2,813)	$(840)
Horizon Technology Finance	(36,246)	(152)
Main Street Capital Corp	(5,465)	(289)
Runway Growth Finance	(38,128)	(262)
SoFi Technologies Inc *	(6,235)	(99)
Synchrony Financial	(2,187)	(149)
Toast Inc, Cl A *	(15,688)	(416)
TriplePoint Venture Growth BDC	(26,603)	(133)

		(3,913)
Health Care — (0.7)%
ResMed Inc	(3,433)	(770)
Sonova Holding AG	(3,680)	(835)

		(1,605)
Industrials — (0.6)%
Automatic Data Processing Inc	(1,804)	(366)
Avis Budget Group Inc *	(710)	(104)
Blue Bird Corp *	(7,499)	(426)
Kirby Corp *	(1,991)	(265)
Paychex Inc	(2,196)	(202)

		(1,363)
Information Technology — (1.8)%
Asana Inc, Cl A *	(24,215)	(155)
AXT Inc *	(734)	(42)
BlackLine Inc *	(10,325)	(382)
Clear Secure Inc, Cl A	(3,935)	(190)
Coherent Corp *	(426)	(101)
FormFactor Inc *	(1,583)	(154)
Freshworks Inc, Cl A *	(21,845)	(175)
Intapp Inc *	(6,922)	(178)
Logitech International	(8,222)	(749)
Lumentum Holdings Inc *	(145)	(102)
Micron Technology Inc	(149)	(50)
Microsoft Corp	(1,234)	(457)
Monday.com Ltd *	(2,373)	(164)
Pegasystems Inc	(5,957)	(254)
Sprout Social Inc, Cl A *	(22,545)	(129)
Wix.com Ltd *	(5,794)	(522)
Workiva Inc, Cl A *	(6,306)	(376)

		(4,180)
Materials — (0.1)%
CF Industries Holdings Inc	(1,920)	(249)

Real Estate — (1.0)%
Alexandria Real Estate Equities Inc	(10,239)	(475)
AvalonBay Communities Inc	(899)	(147)
Camden Property Trust	(1,508)	(147)

198	SEI Institutional Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Iron Mountain Inc	(983)	$(101)
JBG SMITH Properties	(37,786)	(552)
Lamar Advertising Co, Cl A	(5,631)	(713)
Mid-America Apartment Communities Inc	(1,207)	(147)
SL Green Realty Corp	(5,103)	(189)

		(2,471)
Total Common Stock Sold Short
(Proceeds $23,050) ($ Thousands)		(21,369)

	Face Amount (Thousands)
CORPORATE OBLIGATIONS SOLD SHORT — (2.5)%
Communication Services — (0.5)%
Cable One
4.000%, 11/15/2030 (C)	$(453)	(316)
Cogent Communications Group
7.000%, 06/15/2027 (C)	(285)	(282)
6.500%, 07/01/2032 (C)	(708)	(617)
		(1,215)
Consumer Discretionary — (0.5)%
Voyager Parent
9.250%, 07/01/2032 (C)	(641)	(665)
White Capital Supply Holdings
7.375%, 11/15/2030 (C)	(568)	(551)
		(1,216)
Health Care — (0.6)%
IQVIA
6.250%, 06/01/2032 (C)	(1,405)	(1,427)

Industrials — (0.9)%
Alta Equipment Group
9.000%, 06/01/2029 (C)	(635)	(563)
Lsf12 Helix Parent
7.125%, 02/01/2033 (C)	(625)	(601)
Park-Ohio Industries
8.500%, 08/01/2030 (C)	(964)	(988)
		(2,152)
Total Corporate Obligations Sold Short
(Proceeds $6,205) ($ Thousands)		(6,010)

Total Investments Sold Short — (11.6)%
(Proceeds $29,255) ($ Thousands)		$(27,379)

SEI Institutional Managed Trust	199

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Strategy Alternative Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2026, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/16/26	EUR	111	USD	130	$2
Barclays PLC	04/16/26	CAD	197	USD	145	4
Barclays PLC	03/31/27	GBP	101	USD	134	1
						$7

A list of the open OTC swap agreements held by the Fund at March 31, 2026 is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	IBOX HY INDEX	IBOX HY INDEX	4.373%	Annually	06/20/2026	USD	400	$1	$3	$(2)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2026 is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.HY.46	5.00%	Quarterly	06/20/2031	$4,619	$(223)	$(189)	$(34)
CDX.HY.46	5.00%	Quarterly	06/20/2031	1,500	(73)	(72)	(1)
CDX.IG.46	1.00%	Quarterly	06/20/2031	3,181	(55)	(51)	(4)
					$(351)	$(312)	$(39)

Percentages are based on Net Assets of $235,089 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2026.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	Security considered restricted, excluding 144A. The total market value of such securities as of March 31, 2026 was $2,235 ($ Thousands) and represented 1.0% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.
(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2026, the value of these securities amounted to $56,944 ($ Thousands), representing 24.2% of the Net Assets of the Fund.
(D)	Security is in default on interest payment.
(E)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(F)	Zero coupon security.

(G)	No interest rate available.

(H)	Unsettled bank loan. Interest rate may not be available.

(I)	Interest rate represents the security's effective yield at the time of purchase.

(J)	Perpetual security with no stated maturity date.

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

	Level 1	Level 2	Level 3		Total
Investments in Securities	($)	($)	($)		($)
Common Stock	70,797	702	1,294		72,793
Corporate Obligations	–	67,853	930		68,783
Registered Investment Companies	43,369	–	–		43,369
Loan Participations	–	10,261	1,903		12,164
U.S. Treasury Obligation	–	994	–		994
Convertible Bonds	–	452	424		876
Preferred Stock	–	–	831		831
Warrants	–	–	27		27
Rights	–	–	–	^	–
Cash Equivalents	19,511	–	–		19,511
Total Investments in Securities	133,677	80,262	5,409		219,348
Securities Sold Short
Common Stock	(21,369)	–	–		(21,369)
Corporate Obligations	–	(6,010)	–		(6,010)
Total Securities Sold Short	(21,369)	(6,010)	–		(27,379)

200	SEI Institutional Managed Trust

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Forward Contracts*
Unrealized Appreciation	–	7	–	7
OTC Swap
Total Return Swap*
Unrealized Depreciation	–	(2)	–	(2)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(39)	–	(39)
Total Other Financial Instruments	–	(34)	–	(34)

*	Forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^	This category includes other Financial Instruments with a value less than $500.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Convertible Bond	Investments in Preferred Stock	Investments in Warrants
Balance as of October 1, 2025	$1,252	$905	$1,933	$417	$856	$28
Accrued discounts/premiums	–	(1)	(1)	–	–	–
Realized gain/(loss)	5	(136)	(151)	–	–	–
Change in unrealized appreciation/ (depreciation)	49	130	(20)	(11)	(93)	(1)
Purchases	–	33	46	18	68	–
Sales	(12)	(1)	(210)	–	–	–
Net transfer into Level 3	–	–	306	–	–	–
Net transfer out of Level 3	–	–	–	–	–	–
Ending Balance as of March 31, 2026(1)	$1,294	$930	$1,903	$424	$831	$27
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$70	$(1)	$(4)	$(12)	$(114)	$(1)

(1)	Of the $5,409 ($ Thousands) in Level 3 securities as of March 31, 2026, $5,022 ($ Thousands) or 2.1% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. When significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended March 31, 2026, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

Market Value
	at March 31, 2026			Range Input Value(s)
Category	($ Thousands)	Valuation Technique	Unobservable Inputs	(Average Input Value)
Corporate Obligations	$930	Income Approach	EBITDA	$61m
			EBITDA multiple	9.3x
			Weighted Average Cost of Capital	10.5% - 12.5%
		Discounted cash flow model	Implied total yield	16.36% - 18.36%

Loan Participations	1,731	Discounted cash flow model	Implied total yield	16.50% - 18.50%
		Market Approach	EBITDA	$11.0m - $54.0m
			Multiple	5.5x-11.0x
		Weighted valuation techniques	Revenues	256.7m
			Multiple Range	0.30x - 0.35x
			Valuation case probability weighting	25%-75%
			Discount Rate	13%-15%
		Enterprise Valuation Approach	EBITDA	$116m
			EBITDA multiple	5.5x - 6.5x
		Discounted cash flow model	Implied credit spread	7.45% - 8.45%
		Discounted cash flow model	Implied credit spread	7.80% - 8.80%
		Income Approach	EBITDA	$61m
			EBITDA multiple	9.3x
			Weighted Average Cost of Capital	10.5% - 12.5%

SEI Institutional Managed Trust	201

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Strategy Alternative Fund (Concluded)

	Market Value
	at March 31, 2026			Range Input Value(s)
Category	($ Thousands)	Valuation Technique	Unobservable Inputs	(Average Input Value)
Common Stock	$1,079	Estimated recovery model	Trapped Cash at SPV	$1.74m
		Weighted valuation techniques	EBITDA	$126.3m
			EBITDA multiple	3.50x - 4.00x
			Valuation case probability weighting	50%
		Income Approach	EBITDA	$61m
			EBITDA multiple	9.3x
			Weighted Average Cost of Capital	10.5% - 12.5%
		Weighted valuation techniques	EBITDA	$128m - 147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	14.5%
			Valuation case probability weighting	50%
		Weighted valuation techniques	Revenues	256.7m
			Multiple Range	0.30x - 0.35x
			Valuation case probability weighting	25%-75%
			Discount Rate	13%-15%
		Market Approach	EBITDA	91.7
			Multiple	12.00x - 14.00X
Preferred Stock	831	Market Approach	EBITDA	$11.0m - $54.0m
			Multiple	5.5x-11.0x
		Weighted valuation techniques	EBITDA	$128m - 147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	14.5%
			Valuation case probability weighting	50%
		Discounted cash flow model	Implied total yield	11.93% - 13.93%
Convertible Bonds	424	Enterprise Valuation Approach	EBITDA	$116m
			EBITDA multiple	5.5x - 6.5x
		Weighted valuation techniques	Asset Value	$366m
			EBITDA	$70.4m
			EBITDA multiple	4.0x - 6.0x
			Valuation case probability weighting	50%
Warrants	27	Weighted valuation techniques	EBITDA	$128m - 147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	14.5%
			Valuation case probability weighting	50%
		Weighted valuation techniques	EBITDA	$128m - 147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	14.5%
			Valuation case probability weighting	50%
		Weighted valuation techniques	EBITDA	$128m - 147m
			EBITDA multiple	6.75x - 9.00x
			Weighted Average Cost of Capital	14.5%
			Valuation case probability weighting	50%
		Weighted valuation techniques	Asset Value	$366m
			EBITDA	$70.4m
			EBITDA multiple	4.0x - 6.0x
			Valuation case probability weighting	50%
Total	$5,022

202	SEI Institutional Managed Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2026 ($ Thousands):

Security Description	Value 9/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$23,409	$194,614	$(200,257)	$—	$—	$17,766	$341	$—

A list of the restricted securities, excluding 144a, held by the Fund at March 31, 2026, is as follows:

Description	Face Amount ($ Thousands)/Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Beasley Mezzanine Holdings	$622	10/23/2024	$622	$230
Expand Energy	225	12/02/2024	–	–
GrubHub Holdings	487	09/30/2025	491	383
Monitronics International (Escrow Security)	495	09/06/2019	–	–
Mountain Province Diamonds	223	12/14/2022	220	201
Northwest Acquisitions ULC	460	10/01/2019	419	–
Common Stock
Avaya	14,995	05/01/2023	224	214
Guitar Center	2,167	01/08/2021	275	178
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	467	05/01/2023	440	413
Wellful Inc., Tranche A Term Loan, 1st Lien	246	12/24/2024	237	241
Wellful Inc., Tranche B Term Loan, 1st Lien	396	01/17/2025	318	349
Convertible Bond
Rite Aid	38	09/04/2024	23	–
Preferred Stock
Guitar Center	39	01/08/2021	4	2
Warrants
Guitar Center	1,148	01/08/2021	52	24
			$3,325	$2,235

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	203

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Accumulation Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
U.S. TREASURY OBLIGATIONS — 47.9%
U.S. Treasury Bills
3.786%, 04/02/2026 ^(A)	$9,226	$9,225
3.781%, 05/21/2026 (A)	30,000	29,849
3.772%, 05/07/2026 ^(A)	1,452	1,447
3.765%, 04/09/2026 ^(A)	299	299
3.755%, 04/16/2026 ^(A)	4,000	3,994
3.729%, 04/23/2026 ^(A)	3,883	3,875
3.703%, 06/04/2026 (A)	30,000	29,807
3.698%, 09/24/2026 ^(A)	3,866	3,799
3.599%, 09/10/2026 ^(A)	166	163
3.589%, 08/06/2026 ^(A)	15,060	14,869
3.589%, 08/27/2026 ^(A)	9,244	9,107
3.563%, 07/02/2026 ^(A)	33,196	32,890
3.563%, 08/20/2026 ^(A)	8,493	8,373
3.548%, 06/25/2026 ^(A)	1,768	1,753
3.537%, 07/09/2026 ^(A)	1,775	1,758
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	3,910	4,217
3.625%, 04/15/2028	3,380	3,554
3.375%, 04/15/2032	1,285	1,417
2.500%, 01/15/2029	3,056	3,169
2.375%, 01/15/2027	3,298	3,356
2.375%, 10/15/2028	9,163	9,486
2.125%, 04/15/2029	9,338	9,586
2.125%, 01/15/2035	26,972	27,426
1.875%, 07/15/2034	25,583	25,708
1.875%, 07/15/2035	24,339	24,219
1.875%, 01/15/2036	5,553	5,486
1.750%, 01/15/2028	3,301	3,348
1.750%, 01/15/2034	24,623	24,518
1.625%, 10/15/2027	9,016	9,154
1.625%, 10/15/2029	9,957	10,114
1.625%, 04/15/2030	23,311	23,543
1.375%, 07/15/2033	23,006	22,487
1.250%, 04/15/2028	8,893	8,926
1.125%, 10/15/2030	14,076	13,950
1.125%, 01/15/2033	24,170	23,278
0.875%, 01/15/2029	6,073	6,028
0.750%, 07/15/2028	7,051	7,030
0.625%, 07/15/2032	24,130	22,765
0.500%, 01/15/2028	8,137	8,073
0.375%, 01/15/2027	6,731	6,744
0.375%, 07/15/2027	7,974	7,970
0.250%, 07/15/2029	7,418	7,214
0.125%, 04/15/2027	8,986	8,935
0.125%, 01/15/2030	8,352	7,993
0.125%, 07/15/2030	9,048	8,611
0.125%, 01/15/2031	9,313	8,756
0.125%, 07/15/2031	23,568	22,018

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 01/15/2032	$25,140	$23,135

Total U.S. Treasury Obligations
(Cost $550,837) ($ Thousands)		553,422

	Shares
COMMON STOCK — 11.9%

Health Care — 0.0%
NMC Health PLC	12,179	—

Information Technology — 11.9%
Broadcom Inc	60,000	18,571
Microsoft Corp	124,230	45,986
NVIDIA Corp ^	421,900	73,579

		138,136
Total Common Stock
(Cost $145,495) ($ Thousands)		138,136

		Face Amount (Thousands)
SOVEREIGN DEBT — 6.3%

French Republic Government Bond OAT
0.700%, 07/25/2030(B)	EUR	7,107	8,285
0.600%, 07/25/2034(B)		4,436	4,865
0.100%, 07/25/2031(B)		5,249	5,861
0.100%, 03/01/2036(B)		4,800	4,695
0.100%, 07/25/2036(B)		6,163	6,175
United Kingdom Gilt Inflation Linked
1.250%, 11/22/2032	GBP	5,802	7,851
1.125%, 09/22/2035		3,431	4,427
1.125%, 11/22/2037		5,627	7,047
0.750%, 11/22/2032		4,149	5,349
0.750%, 03/22/2034		5,425	6,917
0.125%, 08/10/2031		4,429	5,718
0.125%, 11/22/2036		4,689	5,351

Total Sovereign Debt
(Cost $72,737) ($ Thousands)			72,541

	Number of Warrants
WARRANTS — 0.0%
Constellation Software Inc., Expires 08/22/2028(C)	100	–

Total Warrants
(Cost $—) ($ Thousands)		–

204	SEI Institutional Managed Trust

	Number of	Market Value
Description	Rights	($ Thousands)
RIGHTS — 0.0%
Abiomed Inc *‡‡(C)	422	$–
Total Rights
(Cost $—) ($ Thousands)		–

PURCHASED OPTION — 0.0%
Total Purchased Option
(Cost $350) ($ Thousands)		223

PURCHASED SWAPTION — 0.1%
Total Purchased Swaption
(Cost $844) ($ Thousands)		977

Total Investments in Securities — 66.2%
(Cost $770,263) ($ Thousands)		$765,299

WRITTEN SWAPTION — (0.0)%
Total Written Swaption
(Premiums Received $314) ($ Thousands)		$(485)

A list of open exchange traded options contracts for the Fund at March 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%

Call Options
CNH Put / USD Call	3,500,000	$24,990	$7.14	2/23/2027	$223

Total Purchased Option		$24,990			$223

A list of open over the counter swaptions contracts for the Fund at March 31, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.1%
Call Swaptions
Swaption 2 Year	Goldman Sachs	$314,000,000	$3.00	12/17/2027	$977

WRITTEN SWAPTIONS — 0.0%
Call Swaptions
Swaption 2 Year	Goldman Sachs	$(471,000,000)	2.00	12/17/2027	$(485)

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Long Contracts
Australian 3-Year Bonds	23	Jun-2026	$1,704	$1,633	$(6)
Brent Crude^	28	Jun-2026	2,649	2,911	262
Brent Crude^	88	Jul-2026	8,682	8,463	(219)
Canadian 10-Year Bonds	704	Jun-2026	62,783	60,540	(1,145)
Coffee C^	31	Jul-2026	3,349	3,380	31

SEI Institutional Managed Trust	205

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Corn^	63	May-2026	$1,362	$1,441	$79
Corn^	117	Jul-2026	2,767	2,739	(28)
Cotton No. 2^	6	May-2026	192	210	18
Cotton No. 2^	9	Jul-2026	317	324	7
Euro STOXX 50	261	Jun-2026	16,976	16,525	(439)
Euro-BOBL	1,198	Jun-2026	164,256	159,333	(2,787)
Euro-BTP	125	Jun-2026	17,966	16,747	(787)
Euro-BUND 10-Year Bonds	915	Jun-2026	137,434	132,195	(3,081)
Euro-BUXL	167	Jun-2026	21,726	21,217	(289)
Euro-OAT	162	Jun-2026	23,568	22,154	(847)
Euro-SCHATZ	66	Jun-2026	8,127	8,042	(43)
Feeder Cattle^	4	Aug-2026	691	729	38
FTSE 100 Index	80	Jun-2026	11,066	10,759	(195)
FTSE MIB Index	24	Jun-2026	6,052	6,026	(31)
FTSE Taiwan Index	18	Apr-2026	1,960	1,860	(100)
FTSE/JSE Top 40 Index	9	Jun-2026	588	562	(12)
Gasoline^	24	Jun-2026	3,032	3,080	48
Gasoline^	2	May-2026	254	270	16
Gold^	27	Jun-2026	14,038	12,633	(1,405)
Hang Seng Index	7	Apr-2026	1,120	1,105	(13)
IBEX 35 Index	9	Apr-2026	1,789	1,759	(31)
IFSC Nifty50 Index	82	Apr-2026	3,794	3,687	(107)
Japanese 10-Year Bonds	16	Jun-2026	13,228	13,106	(105)
KC HRW Wheat^	18	May-2026	527	572	45
KC HRW Wheat^	3	Jul-2026	93	97	4
Lean Hogs^	36	Jun-2026	1,511	1,512	1
Live Cattle^	34	Jun-2026	3,146	3,308	162
LME Copper^	35	Jun-2026	11,491	10,792	(699)
LME Lead^	10	Jun-2026	489	474	(15)
LME Nickel^	10	Jun-2026	1,075	1,026	(49)
LME Primary Aluminum^	97	Jun-2026	7,679	8,444	765
LME Zinc^	24	Jun-2026	1,954	1,945	(9)
Long GILT 10-Year Bonds	703	Jun-2026	87,693	81,386	(4,395)
Low Sulphur Gasoil^	43	Jun-2026	4,330	4,738	408
Low Sulphur Gasoil^	4	May-2026	391	496	105
MSCI EAFE Index	333	Jun-2026	48,676	48,303	(373)
MSCI Emerging Markets Index	421	Jun-2026	31,558	30,619	(939)
Natural Gas^	20	Jun-2026	616	602	(14)
Natural Gas^	12	May-2026	376	346	(30)
NY Harbor ULSD^	23	Jun-2026	3,473	3,614	141
NYMEX Cocoa^	4	Jul-2026	130	134	4
OMX Stockholm 30	37	Apr-2026	1,189	1,134	(34)
Russell 2000 Index E-Mini	194	Jun-2026	24,233	24,368	135
S&P 500 Index E-Mini	911	Jun-2026	305,398	299,298	(6,100)
S&P Mid Cap 400 Index E-Mini	40	Jun-2026	13,472	13,586	114
S&P TSX 60 Index	50	Jun-2026	13,815	13,670	120
Silver^	1	Jul-2026	370	377	7
Silver^	6	May-2026	2,490	2,248	(242)
Soybean^	119	Jul-2026	7,199	7,056	(143)
Soybean Meal^	92	Jul-2026	2,954	2,892	(62)
Soybean Meal^	12	May-2026	381	380	(1)
Soybean Oil^	86	May-2026	2,957	3,555	598
Sugar No. 11^	161	Jul-2026	2,602	2,828	226
Sugar No. 11^	40	May-2026	616	696	80
TOPIX Index	82	Jun-2026	18,471	18,061	(285)
U.S. 2-Year Treasury Notes	30	Jun-2026	6,261	6,223	(38)
U.S. 5-Year Treasury Notes	2,335	Jun-2026	256,300	252,599	(3,701)
U.S. 10-Year Treasury Notes	2,059	Jun-2026	233,019	228,646	(4,373)
U.S. Long Treasury Bonds	874	Jun-2026	102,642	99,526	(3,116)

206	SEI Institutional Managed Trust

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. Ultra Long Treasury Bonds	108	Jun-2026	$13,007	$12,589	$(418)
Wheat^	7	Jul-2026	212	220	8
Wheat^	8	May-2026	220	247	27
WTI Crude Oil^	100	Jun-2026	8,502	9,316	814
WTI Crude Oil^	7	May-2026	721	710	(11)
			1,753,709	1,712,063	(32,454)
Short Contracts
Australian 10-Year Bonds	(167)	Jun-2026	$(12,562)	$(12,325)	$(29)
CAC40 10 Euro Index	(5)	Apr-2026	(448)	(451)	(3)
Canadian 10-Year Bonds	(88)	Jun-2026	(7,632)	(7,568)	(35)
Coffee C^	(2)	May-2026	(228)	(224)	4
DAX Index	(13)	Jun-2026	(8,837)	(8,552)	279
FTSE KLCI	(1)	Apr-2026	(21)	(21)	–
Hang Seng China Enterprises Index	(1)	Apr-2026	(53)	(53)	–
MSCI Singapore Index	(14)	Apr-2026	(476)	(473)	–
NY Harbor ULSD^	(12)	May-2026	(2,089)	(2,074)	15
NYMEX Cocoa^	(4)	May-2026	(149)	(131)	14
SET 50	(3)	Jun-2026	(17)	(17)	–
Soybean^	(7)	May-2026	(425)	(410)	15
SPI 200 Index	(62)	Jun-2026	(9,343)	(9,037)	63
			(42,280)	(41,336)	323
			$1,711,429	$1,670,727	$(32,131)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	06/17/26	USD	347	COP	1,323,450	$9
Citigroup	06/17/26	USD	47	CZK	1,000	—
Citigroup	06/17/26	USD	364	CZK	7,599	(7)
Citigroup	06/17/26	USD	429	PHP	25,000	(19)
Citigroup	06/17/26	USD	671	THB	21,000	(30)
Citigroup	06/17/26	USD	695	GBP	517	(14)
Citigroup	06/17/26	USD	80	PLN	301	—
Citigroup	06/17/26	USD	1,278	PLN	4,648	(32)
Citigroup	06/17/26	USD	1,700	TWD	53,529	(41)
Citigroup	06/17/26	USD	1,870	CLP	1,655,557	(94)
Citigroup	06/17/26	SGD	2,407	USD	1,914	38
Citigroup	06/17/26	ILS	2,618	USD	845	14
Citigroup	06/17/26	ILS	323	USD	102	—
Citigroup	06/17/26	USD	663	HUF	225,557	7
Citigroup	06/17/26	USD	5,051	HUF	1,644,939	(165)
Citigroup	06/17/26	USD	6,944	INR	637,542	(261)
Citigroup	06/17/26	PLN	7,641	USD	2,109	59
Citigroup	06/17/26	USD	33	KRW	50,000	—
Citigroup	06/17/26	USD	8,033	KRW	11,586,500	(418)
Citigroup	06/17/26	USD	9,523	ZAR	155,237	(506)
Citigroup	06/17/26	USD	311	CNH	2,136	—
Citigroup	06/17/26	USD	10,282	CNH	70,168	(65)
Citigroup	06/17/26	USD	5,861	BRL	31,507	69
Citigroup	06/17/26	USD	6,485	BRL	34,347	(20)
Citigroup	06/17/26	USD	247	MXN	4,500	1
Citigroup	06/17/26	USD	13,468	MXN	236,132	(467)

SEI Institutional Managed Trust	207

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	06/17/26	USD	551	EUR	479	$3
Citigroup	06/17/26	USD	13,904	EUR	11,930	(111)
Citigroup	06/17/26	BRL	2,102	USD	398	3
Citigroup	06/17/26	BRL	12,478	USD	2,327	(21)
Citigroup	06/17/26	PHP	11,335	USD	188	2
Citigroup	06/17/26	PHP	3,665	USD	60	—
Citigroup	06/17/26	CNH	14,176	USD	2,071	7
Citigroup	06/17/26	CNH	3,044	USD	442	(1)
Citigroup	06/17/26	GBP	17,287	USD	23,250	463
Citigroup	06/17/26	CZK	20,599	USD	995	28
Citigroup	06/17/26	THB	24,000	USD	774	41
Citigroup	06/17/26	ZAR	25,858	USD	1,542	40
Citigroup	06/17/26	ZAR	500	USD	29	—
Citigroup	06/17/26	EUR	50,046	USD	59,110	1,246
Citigroup	06/17/26	EUR	69	USD	79	—
Citigroup	06/17/26	MXN	95,304	USD	5,343	96
Citigroup	06/17/26	INR	227,925	USD	2,451	63
Citigroup	06/17/26	INR	3,325	USD	35	—
Citigroup	06/17/26	COP	300,000	USD	79	(1)
Citigroup	06/17/26	HUF	160,000	USD	480	5
Citigroup	06/17/26	HUF	310,000	USD	907	(14)
Citigroup	06/17/26	CLP	622,461	USD	692	24
Citigroup	06/17/26	KRW	3,050,000	USD	2,063	58
Citigroup	06/17/26	IDR	2,000,000	USD	118	—
Citigroup	06/17/26	IDR	1,500,000	USD	88	—
JPMorgan Chase Bank	06/17/26	USD	347	COP	1,323,450	9
JPMorgan Chase Bank	06/17/26	USD	47	CZK	1,000	—
JPMorgan Chase Bank	06/17/26	USD	345	CZK	7,199	(7)
JPMorgan Chase Bank	06/17/26	USD	429	PHP	25,000	(19)
JPMorgan Chase Bank	06/17/26	USD	671	THB	21,000	(30)
JPMorgan Chase Bank	06/17/26	USD	695	GBP	517	(14)
JPMorgan Chase Bank	06/17/26	USD	80	PLN	301	—
JPMorgan Chase Bank	06/17/26	USD	1,234	PLN	4,477	(33)
JPMorgan Chase Bank	06/17/26	USD	1,700	TWD	53,529	(41)
JPMorgan Chase Bank	06/17/26	USD	1,870	CLP	1,655,557	(94)
JPMorgan Chase Bank	06/17/26	SGD	2,407	USD	1,914	38
JPMorgan Chase Bank	06/17/26	ILS	2,618	USD	845	14
JPMorgan Chase Bank	06/17/26	ILS	323	USD	102	—
JPMorgan Chase Bank	06/17/26	USD	663	HUF	225,557	7
JPMorgan Chase Bank	06/17/26	USD	5,048	HUF	1,644,939	(162)
JPMorgan Chase Bank	06/17/26	USD	6,917	INR	635,042	(261)
JPMorgan Chase Bank	06/17/26	PLN	7,471	USD	2,063	59
JPMorgan Chase Bank	06/17/26	USD	33	KRW	50,000	—
JPMorgan Chase Bank	06/17/26	USD	8,033	KRW	11,586,500	(418)
JPMorgan Chase Bank	06/17/26	USD	9,517	ZAR	155,146	(506)
JPMorgan Chase Bank	06/17/26	USD	311	CNH	2,136	—
JPMorgan Chase Bank	06/17/26	USD	10,390	CNH	70,901	(66)
JPMorgan Chase Bank	06/17/26	USD	5,861	BRL	31,507	69
JPMorgan Chase Bank	06/17/26	USD	6,485	BRL	34,347	(20)
JPMorgan Chase Bank	06/17/26	USD	247	MXN	4,500	1

208	SEI Institutional Managed Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	06/17/26	USD	13,476	MXN	236,274	$(467)
JPMorgan Chase Bank	06/17/26	USD	551	EUR	479	3
JPMorgan Chase Bank	06/17/26	USD	13,904	EUR	11,929	(111)
JPMorgan Chase Bank	06/17/26	BRL	2,102	USD	398	3
JPMorgan Chase Bank	06/17/26	BRL	12,478	USD	2,327	(21)
JPMorgan Chase Bank	06/17/26	PHP	11,335	USD	188	2
JPMorgan Chase Bank	06/17/26	PHP	3,665	USD	60	—
JPMorgan Chase Bank	06/17/26	GBP	17,287	USD	23,250	463
JPMorgan Chase Bank	06/17/26	CNH	14,196	USD	2,074	7
JPMorgan Chase Bank	06/17/26	CNH	3,758	USD	546	(1)
JPMorgan Chase Bank	06/17/26	CZK	20,199	USD	976	27
JPMorgan Chase Bank	06/17/26	THB	24,000	USD	774	41
JPMorgan Chase Bank	06/17/26	ZAR	25,767	USD	1,536	40
JPMorgan Chase Bank	06/17/26	ZAR	500	USD	29	—
JPMorgan Chase Bank	06/17/26	EUR	50,046	USD	59,110	1,246
JPMorgan Chase Bank	06/17/26	EUR	69	USD	79	—
JPMorgan Chase Bank	06/17/26	MXN	95,446	USD	5,351	96
JPMorgan Chase Bank	06/17/26	INR	225,425	USD	2,425	62
JPMorgan Chase Bank	06/17/26	INR	3,325	USD	35	—
JPMorgan Chase Bank	06/17/26	COP	300,000	USD	79	(1)
JPMorgan Chase Bank	06/17/26	HUF	160,000	USD	480	5
JPMorgan Chase Bank	06/17/26	HUF	310,000	USD	907	(14)
JPMorgan Chase Bank	06/17/26	CLP	622,461	USD	692	25
JPMorgan Chase Bank	06/17/26	KRW	3,050,000	USD	2,062	58
JPMorgan Chase Bank	06/17/26	IDR	2,000,000	USD	118	—
JPMorgan Chase Bank	06/17/26	IDR	1,500,000	USD	88	—
						$(22)

A list of the open OTC swap agreements held by the Fund at March 31, 2026 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase	BOVESPA FUT APR26	Positive Price Return	Positive Price Return	At Maturity	4/1/2026	BRL	$2,750	$2,672	$–	$(50)
Bank of America	TAIEX FUTURES SWAP APR26	Negative Price Return	Positive Price Return	At Maturity	4/1/2026	TWD	11,632	10,994	–	(626)
JPMorgan Chase	AEX INDEX FUT APR26	Negative Price Return	Positive Price Return	At Maturity	4/1/2026	EUR	1,389	1,324	–	(65)
JPMorgan Chase	JAAA Up Stock Index	SOFR - 16BPS	ASSET RETURN	Annual	04/09/2026	USD	(24,506)	(195)	–	(195)
JPMorgan Chase	BERYTR Index	SOFRRATE + 13 BPS	INDEX RETURN	Annual	05/01/2026	USD	(49,916)	6,425	–	6,425
JPMorgan Chase	HSCEI CHINA INDEX FUTURE	Negative Price Return	Positive Price Return	At Maturity	05/02/2026	HKD	12,878	12,631	–	(222)
JPMorgan Chase	NVIDIA Corp	ASSET RETURN	ID SOFR + 51BPS	Annual	05/27/2026	USD	48,518	(879)	–	(879)
JPMorgan Chase	TRS: KOSPO IND FUT JUN26	Negative Price Return	Positive Price Return	At Maturity	6/1/2026	KRW	16,538	15,654	–	(409)
Goldman Sachs	Bloomberg Commodity Index	3 MONTH TREASURY BILL RATE + 16 BPS	INDEX RETURN	Annual	06/01/2026	USD	(94,159)	7,509	–	7,509
Citigroup	MSCI INTERNATIONAL SWITZERLAND Index	ASSET RETURN	SSARON INDEX	Monthly	06/17/2026	CHF	451	5	–	5
JPMorgan Chase	Bloomberg Commodity Index	3 MONTH TREASURY BILL RATE + 16 BPS	INDEX RETURN	Annual	06/17/2026	USD	(29,955)	341	–	341
Citigroup	MSCI INTERNATIONAL AUSTRALIA Index	ASSET RETURN	BBSW1M INDEX	Monthly	06/17/2026	AUD	912	18	–	18
Citigroup	MSCI INTERNATIONAL SOUTH AFRICA Index	ASSET RETURN	IBA1M INDEX	Monthly	06/17/2026	ZAR	12,570	25	–	25

SEI Institutional Managed Trust	209

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Accumulation Fund (Concluded)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	MSCI INTERNATIONAL SINGAPORE Index	ASSET RETURN	IBCSORA INDEX	Monthly	06/17/2026	SGD	$434	$(2)	$–	$(2)
Citigroup	MSCI INTERNATIONAL SWEDEN Index	STIB1M INDEX	ASSET RETURN	Monthly	06/17/2026	SEK	(2,497)	(10)	–	(10)
Citigroup	MSCI INTERNATIONAL MEXICO Index	MXIBTIEF INDEX	ASSET RETURN	Monthly	06/17/2026	MXN	(48)	–	–	–
Bank of America	TASE TA-35 Index	ASSET RETURN	SHIRON INDEX	Monthly	06/17/2026	ILS	799	10	–	10
Citigroup	MSCI INTERNATIONAL HONG KONG Index	HIHD01M INDEX	ASSET RETURN	Monthly	06/17/2026	HKD	(13,836)	(69)	–	(69)
Citigroup	MSCI INTERNATIONAL UNITED KINGDOM Index	SONIO/N INDEX	ASSET RETURN	Monthly	06/17/2026	GBP	(798)	(13)	–	(13)
Citigroup	MSCI INTERNATIONAL SPAIN Index	ESTRON INDEX	ASSET RETURN	Monthly	06/17/2026	EUR	(262)	(5)	–	(5)
Citigroup	MSCI INTERNATIONAL NETHERLANDS Index	ESTRON INDEX	ASSET RETURN	Monthly	06/17/2026	EUR	(4,272)	(314)	–	(314)
Citigroup	MSCI INTERNATIONAL ITALY Index	ESTRON INDEX	ASSET RETURN	Monthly	06/17/2026	EUR	(470)	(3)	–	(3)
JPMorgan Chase	Broadcom Inc	ASSET RETURN	ID SOFR + 51BPS	Annual	06/18/2026	USD	18,505	4	–	4
Bank of America	WIG 20 INDEX FUTURE SWAP	Negative Price Return	Positive Price Return	At Maturity	6/22/2026	PLN	105	107	–	2
Bank of America	SWISS FUT JUN26	Negative Price Return	Positive Price Return	At Maturity	6/22/2026	CHF	(7,693)	(7,570)	–	(19)
JPMorgan Chase	NVIDIA Corp	ASSET RETURN	SOFR + 43BPS	Monthly	08/19/2026	USD	24,560	857	–	857
JPMorgan Chase	Microsoft Corp	ASSET RETURN	SOFR + 41.5 BPS	Annual	09/18/2026	USD	49,494	3,716	–	3,716
Goldman Sachs	RCXTEF1 Index	INDEX RETURN		Annual	11/17/2026	USD	(217,800)	1,654	–	1,654
								54,886	$–	$17,685

Percentages are based on Net Assets of $1,155,774 ($ Thousands).

^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2026.

*	Non-income producing security.
‡‡	Expiration date not available.

(A)	Interest rate represents the security's effective yield at the time of purchase.

(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2026, the value of these securities amounted to $29,881 ($ Thousands), representing 2.6% of the Net Assets of the Fund.

(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
U.S. Treasury Obligations	–	553,422	–		553,422
Common Stock	138,136	–	–		138,136
Sovereign Debt	–	72,541	–		72,541
Warrant	–	–	–	^	–
Rights	–	–	–	^	–
Purchased Option	223	–	–		223
Purchased Swaption	–	977	–		977
Total Investments in Securities	138,359	626,940	–		765,299

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Swaptions	–	(485)	–	(485)
Futures Contracts*
Unrealized Appreciation	4,653	–	–	4,653
Unrealized Depreciation	(36,784)	–	–	(36,784)
Forward Contracts*
Unrealized Appreciation	–	4,551	–	4,551
Unrealized Depreciation	–	(4,573)	–	(4,573)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	20,566	–	20,566
Unrealized Depreciation	–	(2,881)	–	(2,881)
Total Other Financial Instruments	(32,131)	17,178	–	(14,953)
*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^	This category includes securities with a value of $0.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

Amounts designated as “—” are either $0 or have been rounded to $0.

210	SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 41.6%

Communication Services — 4.4%
Altice France
6.875%, 07/15/2032 (A)	$220	$209
AMC Networks
10.500%, 07/15/2032 (A)	191	189
ANGI Group
3.875%, 08/15/2028 (A)	477	425
AT&T
3.500%, 06/01/2041	330	256
2.750%, 06/01/2031	355	325
2.550%, 12/01/2033	1,338	1,132
Black Pearl Compute
6.125%, 02/15/2031 (A)	1,140	1,160
CCO Holdings
4.750%, 03/01/2030 (A)	495	470
4.750%, 02/01/2032 (A)	1,070	967
Charter Communications Operating
3.750%, 02/15/2028	610	599
Cinemark USA
7.000%, 08/01/2032 (A)	190	195
5.250%, 07/15/2028 (A)	344	341
Clear Channel Outdoor Holdings
7.875%, 04/01/2030 (A)	743	778
7.750%, 04/15/2028 (A)	60	60
7.500%, 03/15/2033 (A)	232	246
7.125%, 02/15/2031 (A)	209	219
Discovery Global Holdings
5.141%, 03/15/2052	420	255
5.050%, 03/15/2042	395	260
4.279%, 03/15/2032	165	146
DISH DBS
5.750%, 12/01/2028 (A)	28	27
5.250%, 12/01/2026 (A)	435	431
5.125%, 06/01/2029	200	179
EchoStar
10.750%, 11/30/2029	430	465
6.750% Cash/PIK, 11/30/2030	187	188
GCI
4.750%, 10/15/2028 (A)	1,040	1,006
Gray Media
7.250%, 08/15/2033 (A)	179	181
4.750%, 10/15/2030 (A)	113	87
iHeartCommunications
10.875%, 05/01/2030 (A)	442	283
9.125%, 05/01/2029 (A)	62	56
Level 3 Financing
8.500%, 01/15/2036 (A)	810	845
7.000%, 03/31/2034 (A)	595	609
6.875%, 06/30/2033 (A)	515	525
Meta Platforms
5.625%, 11/15/2055	1,175	1,101
Millicom International Cellular
6.250%, 03/25/2029 (A)	297	296
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 04/27/2031 (A)		$219	$199
Nexstar Media
7.250%, 04/15/2034 (A)		500	502
6.500%, 09/15/2033 (A)		820	826
OAK-Eagle Acquireco
8.750%, 07/01/2034 (A)		70	73
7.250%, 07/01/2033 (A)		165	171
Sinclair Television Group
8.125%, 02/15/2033 (A)		875	890
Sirius XM Radio
4.000%, 07/15/2028 (A)		755	729
Snap
6.875%, 03/01/2033 (A)		175	165
6.875%, 03/15/2034 (A)		780	734
SV RNO Property Owner 1
5.875%, 03/01/2031 (A)		635	628
T-Mobile USA
4.500%, 04/15/2050		1,416	1,143
Turk Telekomunikasyon
7.375%, 05/20/2029 (A)		300	303
Uniti Group
8.625%, 06/15/2032 (A)		130	132
4.750%, 04/15/2028 (A)		370	368
Uniti Services
7.500%, 10/15/2033 (A)		515	535
Windstream Services
8.250%, 10/01/2031 (A)		210	220
			22,129
Consumer Discretionary — 5.2%
Airbnb
5.250%, 03/16/2036		415	415
American Axle & Manufacturing
6.375%, 10/15/2032 (A)		200	198
Asbury Automotive Group
5.000%, 02/15/2032 (A)		185	175
4.625%, 11/15/2029 (A)		340	329
Beach Acquisition Bidco
10.000% Cash/PIK, 07/15/2033 (A)		379	404
5.250%, 07/15/2032 (A)	EUR	156	172
Caesars Entertainment
6.000%, 10/15/2032 (A)		$145	134
4.625%, 10/15/2029 (A)		517	497
CalAtlantic Group
5.250%, 06/01/2026		330	329
Carnival
6.125%, 02/15/2033 (A)		425	429
5.750%, 03/15/2030 (A)		260	262
Champ Acquisition
8.375%, 12/01/2031 (A)		910	954
Cirsa Finance International Sarl
6.500%, 03/15/2029 (A)	EUR	131	154

SEI Institutional Managed Trust	211

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Clarios Global
6.750%, 02/15/2030 (A)	$281	$287
6.750%, 09/15/2032 (A)	95	96
Cougar JV Subsidiary
8.000%, 05/15/2032 (A)	578	598
CSC Holdings
5.750%, 01/15/2030 (A)	250	95
3.375%, 02/15/2031 (A)	225	132
Cyprium
6.125%, 04/15/2031 (A)	305	301
Directv Financing
8.875%, 02/01/2030 (A)	255	254
5.875%, 08/15/2027 (A)	371	371
DISH Network
11.750%, 11/15/2027 (A)	495	510
Ford Motor Credit
5.850%, 05/17/2027	343	346
General Motors
5.950%, 04/01/2049	36	34
General Motors Financial
5.650%, 01/17/2029	165	169
Genting New York
7.250%, 10/01/2029 (A)	860	863
Global Auto Holdings
8.750%, 01/15/2032 (A)	260	223
Graham Holdings
5.625%, 12/01/2033 (A)	740	725
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)	665	631
Hyundai Capital America
6.200%, 09/21/2030 (A)	735	770
Installed Building Products
5.625%, 02/01/2034 (A)	155	151
K Hovnanian Enterprises
8.375%, 10/01/2033 (A)	92	91
8.000%, 04/01/2031 (A)	103	102
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	795	774
Light & Wonder International
6.250%, 10/01/2033 (A)	373	365
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)	590	436
Match Group Holdings II
5.625%, 02/15/2029 (A)	145	143
3.625%, 10/01/2031 (A)	110	98
Melco Resorts Finance
7.625%, 04/17/2032 (A)	525	533
MercadoLibre
3.125%, 01/14/2031	240	219
Michaels
11.000%, 03/15/2034 (A)	386	359
8.500%, 03/15/2033 (A)	650	633
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NCL
6.250%, 09/15/2033 (A)	$174	$169
5.875%, 01/15/2031 (A)	347	337
Neptune Bidco US
10.375%, 05/15/2031 (A)	280	282
9.500%, 02/15/2033 (A)	410	398
Newell Brands
8.500%, 06/01/2028 (A)	195	201
6.625%, 05/15/2032	170	163
6.375%, 09/15/2027	65	65
6.375%, 05/15/2030	110	106
Nissan Motor Acceptance MTN
6.125%, 09/30/2030 (A)	515	495
O'Reilly Automotive
5.100%, 03/12/2036	200	197
Phinia
6.750%, 04/15/2029 (A)	580	591
6.625%, 10/15/2032 (A)	78	79
Qnity Electronics
6.250%, 08/15/2033 (A)	115	117
5.750%, 08/15/2032 (A)	230	230
QXO Building Products
6.750%, 04/30/2032 (A)	265	270
Rakuten Group
8.125%, H15T5Y + 4.250%(A)(B)(C)	270	268
Risewell Homes
8.500%, 11/01/2030 (A)	770	753
Rivers Enterprise Borrower
6.625%, 02/01/2033 (A)	562	558
6.250%, 10/15/2030 (A)	255	254
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)	325	332
6.000%, 02/01/2033 (A)	250	253
5.625%, 09/30/2031 (A)	500	505
Sands China
5.400%, 08/08/2028	240	242
3.250%, 08/08/2031	200	181
2.850%, 03/08/2029	200	188
SeaWorld Parks & Entertainment
5.250%, 08/15/2029 (A)	582	556
Staples
12.750%, 01/15/2030 (A)	30	20
10.750%, 09/01/2029 (A)	70	65
Univision Communications
9.375%, 08/01/2032 (A)	375	386
Vail Resorts
5.625%, 07/15/2030 (A)	340	337
Viking Cruises
9.125%, 07/15/2031 (A)	345	364
5.875%, 10/15/2033 (A)	455	449
VOC Escrow
5.000%, 02/15/2028 (A)	235	234

212	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	$485	$416
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,025	1,048
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	65	68
ZF North America Capital
7.125%, 04/14/2030 (A)	280	276
6.875%, 04/23/2032 (A)	310	295
		26,509
Consumer Staples — 1.0%
Fiesta Purchaser
9.625%, 09/15/2032 (A)	439	447
Kraft Heinz Foods
4.375%, 06/01/2046	1,561	1,220
Mars
5.200%, 03/01/2035 (A)	925	934
5.000%, 03/01/2032 (A)	675	683
Opal Bidco SAS
6.500%, 03/31/2032 (A)	885	886
Post Holdings
6.375%, 03/01/2033 (A)	685	675
United Natural Foods
6.750%, 10/15/2028 (A)	305	305
		5,150
Energy — 7.0%
Aethon United BR
7.500%, 10/01/2029 (A)	175	183
Antero Midstream Partners
5.750%, 10/15/2033 (A)	273	270
Archrock Partners
6.625%, 09/01/2032 (A)	320	326
Archrock Services
6.000%, 02/01/2034 (A)	250	248
BKV Upstream Midstream
7.500%, 10/15/2030 (A)	280	283
Blue Racer Midstream
7.250%, 07/15/2032 (A)	300	312
Buckeye Partners
6.875%, 07/01/2029 (A)	405	417
6.750%, 02/01/2030 (A)	190	196
California Resources
7.000%, 01/15/2034 (A)	240	242
Chord Energy
6.750%, 03/15/2033 (A)	425	439
6.000%, 10/01/2030 (A)	385	390
CNX Midstream Partners
4.750%, 04/15/2030 (A)	280	266
CNX Resources
7.250%, 03/01/2032 (A)	410	422
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Columbia Pipelines Operating
6.036%, 11/15/2033 (A)	$595	$627
CQP Holdco
5.500%, 06/15/2031 (A)	689	672
Crescent Energy Finance
7.625%, 04/01/2032 (A)	165	167
7.375%, 01/15/2033 (A)	1,045	1,045
Delek Logistics Partners
8.625%, 03/15/2029 (A)	265	274
7.375%, 06/30/2033 (A)	625	630
Ecopetrol
6.875%, 04/29/2030	810	811
Energy Transfer
7.125%, H15T5Y + 5.306%(B)(C)	50	51
Equities
7.500%, 06/01/2030	160	174
Excelerate Energy
8.000%, 05/15/2030 (A)	453	474
Expand Energy
4.750%, 02/01/2032	865	843
Genesis Energy
7.875%, 05/15/2032	465	478
6.750%, 03/15/2034	800	796
Global Partners
6.875%, 01/15/2029	355	355
Howard Midstream Energy Partners
7.375%, 07/15/2032 (A)	390	403
6.625%, 01/15/2034 (A)	405	407
Kinetik Holdings
6.625%, 12/15/2028 (A)	150	152
5.875%, 06/15/2030 (A)	510	512
Kodiak Gas Services
7.250%, 02/15/2029 (A)	578	599
6.750%, 10/01/2035 (A)	210	213
6.500%, 10/01/2033 (A)	320	323
5.875%, 04/01/2031 (A)	160	161
Kraken Oil & Gas Partners
7.625%, 08/15/2029 (A)	25	26
Matador Resources
6.500%, 04/15/2032 (A)	245	248
6.250%, 04/15/2033 (A)	353	353
Murphy Oil
6.000%, 10/01/2032	261	259
Noble Finance II
8.000%, 04/15/2030 (A)	845	870
Northern Oil & Gas
7.875%, 10/15/2033 (A)	180	186
NuStar Logistics
6.375%, 10/01/2030	445	460
Occidental Petroleum
7.950%, 06/15/2039	600	703
6.625%, 09/01/2030	463	498
4.400%, 08/15/2049	20	15

SEI Institutional Managed Trust	213

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ONEOK
6.350%, 01/15/2031	$305	$324
Pan American Energy
8.500%, 04/30/2032 (A)	350	371
Permian Resources Operating
9.875%, 07/15/2031 (A)	296	314
7.000%, 01/15/2032 (A)	190	197
6.250%, 02/01/2033 (A)	265	270
Petroleos de Venezuela
6.000%, 05/16/2026 (D)	3,790	1,295
6.000%, 11/15/2026 (D)	1,110	379
5.500%, 04/12/2037 (D)	130	44
5.375%, 04/12/2027 (D)	2,570	854
Petroleos Mexicanos
7.690%, 01/23/2050	406	352
6.950%, 01/28/2060	207	163
6.840%, 01/23/2030	740	742
6.700%, 02/16/2032	70	68
5.950%, 01/28/2031	370	354
Petroleos Mexicanos MTN
6.750%, 09/21/2047	16	13
Plains All American Pipeline
8.024%, TSFR3M + 4.372%(B)(C)	560	559
Prairie Acquiror
9.000%, 08/01/2029 (A)	625	646
Puma International Financing
7.750%, 04/25/2029 (A)	350	357
Rockies Express Pipeline
7.500%, 07/15/2038 (A)	85	89
6.875%, 04/15/2040 (A)	55	55
6.750%, 03/15/2033 (A)	330	339
SESI
7.875%, 09/30/2030 (A)	55	56
SM Energy
9.625%, 06/15/2033 (A)	210	232
7.000%, 08/01/2032 (A)	270	276
6.750%, 08/01/2029 (A)	170	172
Sunoco
7.875%, H15T5Y + 4.230%(A)(B)(C)	755	771
7.250%, 05/01/2032 (A)	215	223
6.250%, 07/01/2033 (A)	285	286
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	340	350
6.750%, 03/15/2034 (A)	285	286
6.000%, 12/31/2030 (A)	155	154
Tidewater
9.125%, 07/15/2030 (A)	625	666
TransMontaigne Partners
8.500%, 06/15/2030 (A)	960	970
Transocean International
8.750%, 02/15/2030 (A)	46	47
8.500%, 05/15/2031 (A)	115	121
8.250%, 05/15/2029 (A)	115	119
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.875%, 10/15/2032 (A)		$160	$171
USA Compression Partners
7.125%, 03/15/2029 (A)		415	425
6.250%, 10/01/2033 (A)		225	224
Venture Global Calcasieu Pass
6.250%, 01/15/2030 (A)		375	383
4.125%, 08/15/2031 (A)		445	413
3.875%, 11/01/2033 (A)		238	211
Venture Global LNG
9.875%, 02/01/2032 (A)		205	220
8.125%, 06/01/2028 (A)		63	64
7.000%, 01/15/2030 (A)		375	383
Venture Global Plaquemines LNG
6.750%, 01/15/2036 (A)		330	349
6.500%, 01/15/2034 (A)		330	344
6.500%, 06/15/2034 (A)		245	255
6.125%, 12/15/2030 (A)		235	242
WBI Operating
6.500%, 10/15/2033 (A)		370	367
6.250%, 10/15/2030 (A)		425	428
Weatherford International
6.750%, 10/15/2033 (A)		300	307
Western Midstream Operating
7.250%, 04/01/2030 (A)		340	358
Wildfire Intermediate Holdings
7.500%, 10/15/2029 (A)		175	177
			35,614
Financials — 10.2%
Acrisure
8.250%, 02/01/2029 (A)		180	178
6.750%, 07/01/2032 (A)		255	246
6.000%, 08/01/2029 (A)		1,065	1,000
Alliant Holdings Intermediate
7.375%, 10/01/2032 (A)		410	406
Ally Financial
4.700%, H15T7Y + 3.481%(B)(C)		1,235	1,146
Anywhere Real Estate Group
5.750%, 01/15/2029 (A)		295	284
APH Somerset Investor 2
7.875%, 11/01/2029 (A)		720	651
Ardonagh Finco
7.750%, 02/15/2031 (A)		210	212
6.875%, 02/15/2031	EUR	255	292
Ardonagh Group Finance
8.875%, 02/15/2032 (A)		$1,371	1,343
Asurion
8.375%, 02/01/2034 (A)		490	476
B3 - Brasil Bolsa Balcao
4.125%, 09/20/2031 (A)		300	276
Banco Mercantil del Norte
7.500%, H15T10Y + 5.470%(A)(B)(C)		570	570

214	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banco Santander
6.921%, 08/08/2033	$600	$648
Bank of America
5.045%, SOFR + 1.130%, 02/06/2037 (B)	1,705	1,683
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	1,975	1,940
Bank of America MTN
5.015%, SOFR + 2.160%, 07/22/2033 (B)	525	528
Bank of New York Mellon
5.625%, H15T5Y + 2.034%(B)(C)	560	548
Barclays PLC
8.000%, H15T5Y + 5.431%(B)(C)	930	962
Belron UK Finance PLC
5.750%, 10/15/2029 (A)	215	216
BNP Paribas
7.750%, H15T5Y + 4.899%(A)(B)(C)	270	279
BPCE
4.625%, 09/12/2028 (A)	250	250
2.277%, SOFR + 1.312%, 01/20/2032 (A)(B)	375	331
Broadstreet Partners Group
5.875%, 04/15/2029 (A)	790	770
Burford Capital Global Finance
8.500%, 01/15/2034 (A)	400	343
Citigroup
6.625%, H15T5Y + 3.001%(B)(C)	845	846
4.910%, SOFR + 2.086%,
05/24/2033 (B)	535	533
4.125%, 07/25/2028	1,360	1,348
Commerzbank MTN
7.500%, USISSO05 + 4.322%(B)(C)	600	608
Credit Acceptance
6.625%, 03/15/2030 (A)	380	371
Fidelity National Information Services
4.800%, 03/10/2031	545	541
Fidus Re
6.192%, T-BILL 1MO + 2.500%,
01/08/2037 (A)(B)	900	900
Focus Financial Partners
6.750%, 09/15/2031 (A)	917	911
Freedom Mortgage
6.625%, 01/15/2027 (A)	665	664
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)	225	228
7.875%, 04/01/2033 (A)	55	52
Global Payments
5.550%, 11/15/2035	455	438
goeasy
6.875%, 05/15/2030 (A)	100	83
6.875%, 02/15/2031 (A)	445	358
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Howden UK Refinance PLC
8.125%, 02/15/2032 (A)		$1,630	$1,527
HUB International
7.375%, 01/31/2032 (A)		280	286
Intesa Sanpaolo
7.800%, 11/28/2053 (A)		530	619
Jane Street Group
7.125%, 04/30/2031 (A)		290	298
6.125%, 11/01/2032 (A)		580	574
JPMorgan Chase
6.500%, H15T5Y + 2.152%(B)(C)		1,120	1,149
5.572%, SOFR + 1.680%, 04/22/2036 (B)		330	340
5.193%, SOFR + 1.300%, 02/05/2037 (B)		310	305
4.912%, SOFR + 2.080%, 07/25/2033 (B)		530	531
2.956%, TSFR3M + 2.515%, 05/13/2031 (B)		230	214
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)		350	362
M&T Bank
5.053%, SOFR + 1.850%, 01/27/2034 (B)		495	489
Mcclatchy Media
8.500% Cash/PIK, 09/01/2026 (A)		1,304	1,391
8.000%, 03/01/2028 (A)		1,154	1,166
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)		1,195	1,160
Morgan Stanley
5.664%, SOFR + 1.757%, 04/17/2036 (B)		285	292
Morgan Stanley MTN
4.889%, SOFR + 2.076%, 07/20/2033 (B)		525	522
1.794%, SOFR + 1.034%, 02/13/2032 (B)		585	506
MPT Operating Partnership
8.500%, 02/15/2032 (A)		25	25
5.000%, 10/15/2027		255	238
Nationwide Building Society
3.960%, US0003M + 1.855%, 07/18/2030 (A)(B)		450	440
NatWest Group PLC
4.500%, GUKG5 + 3.992%(B)(C)	GBP	760	953
Navient
9.375%, 07/25/2030		$395	385
5.500%, 03/15/2029		309	283
OneMain Finance
7.125%, 09/15/2032		820	808
6.750%, 09/15/2033		495	475
6.625%, 05/15/2029		400	400

SEI Institutional Managed Trust	215

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Osaic Holdings
8.000%, 08/01/2033 (A)	$14	$14
6.750%, 08/01/2032 (A)	269	269
Oxford Finance
6.375%, 02/01/2027 (A)	310	307
Panther Escrow Issuer
7.125%, 06/01/2031 (A)	444	445
PennyMac Financial Services
6.875%, 05/15/2032 (A)	405	391
PNC Financial Services Group
6.200%, H15T5Y + 3.238%(B)(C)	1,260	1,263
Rocket
6.375%, 08/01/2033 (A)	280	283
6.125%, 08/01/2030 (A)	325	328
Rocket Mortgage
3.625%, 03/01/2029 (A)	340	322
Ryan Specialty
5.875%, 08/01/2032 (A)	310	306
Starwood Property Trust
7.250%, 04/01/2029 (A)	150	154
6.500%, 07/01/2030 (A)	495	506
5.750%, 01/15/2031 (A)	365	360
State Street
6.700%, H15T5Y + 2.613%(B)(C)	100	102
Stonex Escrow Issuer
6.875%, 07/15/2032 (A)	190	192
StoneX Group
7.875%, 03/01/2031 (A)	420	436
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (B)	200	206
Truist Financial
6.669%, H15T5Y + 3.003%(B)(C)	1,025	1,023
UBS Group
7.750%, USISSO05 + 4.160%(A)(B)(C)	270	278
3.875%, H15T5Y + 3.098%(A)(B)(C)	1,232	1,227
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(B)	340	301
United Wholesale Mortgage
5.500%, 04/15/2029 (A)	421	394
USI
7.500%, 01/15/2032 (A)	215	218
UWM Holdings
6.250%, 03/15/2031 (A)	553	504
VFH Parent
7.500%, 06/15/2031 (A)	265	272
Wells Fargo
7.625%, H15T5Y + 3.606%(B)(C)	500	525
6.850%, H15T5Y + 2.767%(B)(C)	425	441
Wells Fargo MTN
4.897%, SOFR + 2.100%, 07/25/2033 (B)	1,155	1,149
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Yapi ve Kredi Bankasi
9.250%, H15T5Y + 5.278%, 01/17/2034 (A)(B)	$340	$347
		51,760
Health Care — 2.3%
1261229 BC
10.000%, 04/15/2032 (A)	310	317
AdaptHealth
6.125%, 08/01/2028 (A)	445	444
5.125%, 03/01/2030 (A)	250	240
4.625%, 08/01/2029 (A)	190	181
Amgen Inc
5.250%, 03/02/2033	652	669
Amneal Pharmaceuticals
6.875%, 08/01/2032 (A)	126	130
AthenaHealth Group
6.500%, 02/15/2030 (A)	725	680
Bausch Health
5.000%, 01/30/2028 (A)	115	97
Bayer US Finance II
4.375%, 12/15/2028 (A)	300	297
BioMarin Pharmaceutical
5.500%, 02/15/2034 (A)	200	197
CVS Health
4.300%, 03/25/2028	890	887
DaVita
3.750%, 02/15/2031 (A)	714	655
Global Medical Response
7.375%, 10/01/2032 (A)	203	211
LifePoint Health
9.875%, 08/15/2030 (A)	290	307
5.375%, 01/15/2029 (A)	490	472
Medline Borrower
6.250%, 04/01/2029 (A)	115	117
5.250%, 10/01/2029 (A)	570	565
3.875%, 04/01/2029 (A)	420	406
Molina Healthcare
6.500%, 02/15/2031 (A)	475	467
6.250%, 01/15/2033 (A)	565	548
Perrigo Finance Unlimited
6.125%, 09/30/2032	155	141
Prime Healthcare Services
9.375%, 09/01/2029 (A)	290	301
Select Medical
6.250%, 12/01/2032 (A)	775	739
Sotera Health Holdings
7.375%, 06/01/2031 (A)	280	289
Team Health Holdings
13.500% Cash/PIK, 06/30/2028 (A)	1,301	1,346
8.375%, 06/30/2028 (A)	154	152
Tenet Healthcare
6.125%, 06/15/2030	291	293

216	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046	$655	$486
		11,634
Industrials — 4.3%
Adani Ports & Special Economic Zone
4.000%, 07/30/2027	1,825	1,789
Advanced Drainage Systems
5.375%, 03/01/2034 (A)	155	151
Air Lease
4.125%, H15T5Y + 3.149%(B)(C)	435	423
American Airlines
5.750%, 04/20/2029 (A)	481	478
Amsted Industries
6.375%, 03/15/2033 (A)	115	116
APi Group DE
4.125%, 07/15/2029 (A)	851	810
Arcosa Inc
6.875%, 08/15/2032 (A)	115	118
4.375%, 04/15/2029 (A)	335	323
Avis Budget Car Rental
8.375%, 06/15/2032 (A)	180	179
Axon Enterprise
6.250%, 03/15/2033 (A)	180	184
6.125%, 03/15/2030 (A)	175	178
Azul Secured Finance LLP
9.875%, 02/15/2031 (A)	400	366
Beacon Mobility
7.250%, 08/01/2030 (A)	320	331
Boeing
5.805%, 05/01/2050	330	319
3.450%, 11/01/2028	355	347
Bombardier
7.000%, 06/01/2032 (A)	265	275
6.750%, 06/15/2033 (A)	30	31
Brundage-Bone Concrete Pumping Holdings
7.500%, 02/01/2032 (A)	437	442
CACI International
6.375%, 06/15/2033 (A)	360	366
CoreCivic
4.750%, 10/15/2027	535	530
Garda World Security
8.375%, 11/15/2032 (A)	230	230
8.250%, 08/01/2032 (A)	185	183
7.750%, 02/15/2028 (A)	165	168
GFL Environmental
6.750%, 01/15/2031 (A)	195	202
GFL Environmental Holdings US
5.500%, 02/01/2034 (A)	445	436
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	300	313
5.625%, 06/01/2029 (A)	580	569
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Herc Holdings
7.000%, 06/15/2030 (A)		$380	$390
Hertz
12.625%, 07/15/2029 (A)		203	178
Icahn Enterprises
10.000%, 11/15/2029 (A)		775	763
Johnson Controls International
4.900%, 12/01/2032		140	140
Luna 1.5 Sarl
12.000%, 07/01/2032 (A)		1,013	1,061
Luna 2 5SARL
5.500%, 07/01/2032 (A)	EUR	224	254
Madison IAQ
5.875%, 06/30/2029 (A)		$310	304
Mexico City Airport Trust
3.875%, 04/30/2028 (A)		1,190	1,167
MIWD Holdco II
5.500%, 02/01/2030 (A)		160	138
MV24 Capital BV
6.748%, 06/01/2034		1,589	1,585
6.748%, 06/01/2034 (A)		139	138
OneSky Flight
8.875%, 12/15/2029 (A)		580	599
Rand Parent
8.500%, 02/15/2030 (A)		555	570
Regal Rexnord
6.300%, 02/15/2030		535	561
Standard Building Solutions
6.500%, 08/15/2032 (A)		540	540
Standard Industries
4.375%, 07/15/2030 (A)		425	401
Terex
6.250%, 10/15/2032 (A)		190	191
TransDigm
7.125%, 12/01/2031 (A)		15	16
6.750%, 08/15/2028 (A)		355	359
6.625%, 03/01/2032 (A)		235	240
4.875%, 05/01/2029		449	442
4.625%, 01/15/2029		90	88
Veritiv Operating
10.500%, 11/30/2030 (A)		25	26
VistaJet Malta Finance
9.500%, 06/01/2028 (A)		283	277
7.875%, 05/01/2027 (A)		675	666
Waste Pro USA
7.000%, 02/01/2033 (A)		215	217
WESCO Distribution
5.500%, 04/15/2034 (A)		180	177
5.250%, 04/15/2031 (A)		130	129
XPO
7.125%, 02/01/2032 (A)		255	263
			21,737

SEI Institutional Managed Trust	217

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Information Technology — 3.8%
Ahead DB Holdings
6.625%, 05/01/2028 (A)		$1,070	$1,046
APLD ComputeCo
9.250%, 12/15/2030 (A)		860	886
Arches Buyer
6.125%, 12/01/2028 (A)		79	76
Broadcom
3.500%, 02/15/2041		495	395
3.469%, 04/15/2034		165	148
3.419%, 04/15/2033		1,080	988
3.187%, 11/15/2036 (A)		53	44
Clarivate Science Holdings
4.875%, 07/01/2029 (A)		581	504
Cloud Software Group, Strike Price Fixed
6.500%, 03/31/2029 (A)		910	888
CoreWeave
9.250%, 06/01/2030 (A)		1,433	1,392
9.000%, 02/01/2031 (A)		786	748
Diebold Nixdorf
7.750%, 03/31/2030 (A)		560	582
Elastic
4.125%, 07/15/2029 (A)		455	427
Fair Isaac
6.250%, 09/15/2034 (A)		1,020	1,003
6.000%, 05/15/2033 (A)		447	439
Gen Digital
6.250%, 04/01/2033 (A)		270	262
Imola Merger
4.750%, 05/15/2029 (A)		464	451
McAfee
7.375%, 02/15/2030 (A)		542	448
NXP BV
3.400%, 05/01/2030		215	205
Oracle
6.700%, 02/04/2056		300	278
6.250%, 11/09/2032		2,035	2,088
5.700%, 02/04/2036		465	447
5.350%, 05/04/2033		430	419
2.950%, 04/01/2030		98	90
2.875%, 03/25/2031		510	453
Prosus MTN
4.027%, 08/03/2050 (A)		560	374
3.061%, 07/13/2031 (A)		300	269
Salesforce
5.550%, 03/15/2036		1,120	1,117
4.900%, 09/15/2031		1,250	1,248
Sprint Capital
8.750%, 03/15/2032		480	571
TeamSystem
3.500%, 02/15/2028 (A)	EUR	300	338
United Group BV
4.625%, 08/15/2028 (A)		450	516
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Virtusa
7.125%, 12/15/2028 (A)	$193	$149
		19,289
Materials — 1.8%
Anglo American Capital
5.625%, 04/01/2030 (A)	500	516
AngloGold Ashanti Holdings
3.750%, 10/01/2030	730	706
ARD Finance
6.500% Cash/PIK, 06/30/2027 (A)(D)	–	–
Avient
7.125%, 08/01/2030 (A)	335	340
Axalta Coating Systems
3.375%, 02/15/2029 (A)	642	607
Celanese US Holdings
6.750%, 04/15/2033	155	159
6.500%, 04/15/2030	110	112
Cerdia Finanz GmbH
9.375%, 10/03/2031 (A)	200	198
Chemours
8.000%, 01/15/2033 (A)	245	246
Huntsman International
4.500%, 05/01/2029	335	313
Ingevity
3.875%, 11/01/2028 (A)	485	466
Inversion Escrow Issuer
6.750%, 08/01/2032 (A)	550	524
Methanex US Operations
6.250%, 03/15/2032 (A)	290	297
Mineral Resources
7.000%, 04/01/2031 (A)	245	250
Olympus Water US Holding
7.250%, 06/15/2031 (A)	365	357
7.250%, 02/15/2033 (A)	1,215	1,159
Quikrete Holdings
6.750%, 03/01/2033 (A)	420	427
6.375%, 03/01/2032 (A)	385	390
Sasol Financing USA
5.500%, 03/18/2031	240	216
Scotts Miracle-Gro
4.000%, 04/01/2031	551	509
Smyrna Ready Mix Concrete
8.875%, 11/15/2031 (A)	1,076	1,110
Solstice Advanced Materials
5.625%, 09/30/2033 (A)	75	74
Suzano Austria GmbH
3.125%, 01/15/2032	290	255
		9,231
Real Estate — 0.5%
Agree
2.900%, 10/01/2030	165	152

218	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Alexandria Real Estate Equities
3.375%, 08/15/2031	$355	$327
CoStar Group
2.800%, 07/15/2030 (A)	585	529
DBR Land Holdings
6.250%, 12/01/2030 (A)	430	435
Realty Income
2.850%, 12/15/2032	355	315
RHP Hotel Properties
6.500%, 06/15/2033 (A)	95	97
Service Properties Trust
0.000%, 09/30/2027 (A)(E)	45	41
XHR
4.875%, 06/01/2029 (A)	653	633
		2,529
Utilities — 1.1%
Alliant Energy Finance
4.250%, 06/15/2028 (A)	115	114
Berkshire Hathaway Energy
4.250%, 10/15/2050	165	128
California Buyer PLC
6.375%, 02/15/2032 (A)	800	782
Eskom Holdings MTN
6.350%, 08/10/2028	300	302
Lightning Power
7.250%, 08/15/2032 (A)	365	379
NextEra Energy Capital Holdings
6.500%, H15T5Y + 1.979%, 08/15/2055 (B)	415	428
6.375%, H15T5Y + 2.053%, 08/15/2055 (B)	280	286
NRG Energy
6.000%, 01/15/2036 (A)	410	406
5.750%, 07/15/2029 (A)	666	665
Sempra
3.400%, 02/01/2028	699	686
Southern California Edison
4.200%, 03/01/2029	420	415
Talen Energy Supply
6.500%, 02/01/2036 (A)	235	237
6.250%, 02/01/2034 (A)	235	232
Vistra Operations
6.875%, 04/15/2032 (A)	190	197
		5,257
Total Corporate Obligations
(Cost $215,638) ($ Thousands)		210,839
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 13.3%
Automotive — 2.5%
Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl E
7.917%, 05/17/2032(A)	$414	$422
Avis Budget Rental Car Funding AESOP, Ser 2025-2A, Cl D
7.430%, 10/20/2028(A)	1,000	1,015
Carmax Select Receivables Trust, Ser 2024-A, Cl D
6.270%, 12/16/2030	1,000	1,023
Carvana Auto Receivables Trust, Ser 2026-P1, Cl C
5.280%, 08/10/2032	500	494
Exeter Automobile Receivables Trust, Ser 2026-2A, Cl D
5.510%, 08/16/2032	500	499
Exeter Select Automobile Receivables Trust, Ser 2025-2, Cl E
6.870%, 02/15/2033(A)	690	675
FCCU Auto Receivables Trust, Ser 2024-1A, Cl C
6.000%, 10/15/2030(A)	1,000	1,025
FCCU Auto Receivables Trust, Ser 2024-1A, Cl D
6.780%, 07/15/2032(A)	1,000	1,029
GLS Auto Receivables Issuer Trust, Ser 2026-1A, Cl C
4.560%, 11/17/2031(A)	485	480
LAD Auto Receivables Trust, Ser 2024-2A, Cl D
6.370%, 10/15/2031(A)	1,200	1,232
Octane Receivables Trust, Ser 2024-2A, Cl C
5.900%, 07/20/2032(A)	1,000	1,017
PenFed Auto Receivables Owner Trust, Ser 2024-A, Cl D
5.780%, 09/15/2032(A)	685	695
Santander Bank Auto Credit-Linked Notes, Ser 2023-B, Cl E
8.408%, 12/15/2033(A)	548	559
SBNA Auto Receivables Trust, Ser 2025-SF1, Cl C
5.140%, 04/15/2031(A)	525	526
SCCU Auto Receivables Trust, Ser 2024-1A, Cl D
6.250%, 07/15/2032(A)	1,000	1,011
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl D
6.746%, 07/25/2031(A)	273	278
Strike Acceptance Auto Funding Trust, Ser 2025-1A, Cl C
8.700%, 04/15/2032(A)	500	499
		12,479

SEI Institutional Managed Trust	219

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mortgage Related Securities — 1.5%
FIGRE Trust, Ser 2024-SL1, Cl M1
6.027%, 07/25/2053(A)(B)	$920	$931
FIGRE Trust, Ser 2025-HE1, Cl A
5.829%, 01/25/2055(A)(B)	381	383
FIGRE Trust, Ser 2026-HE1, Cl C
5.434%, 01/25/2056(A)(B)	481	476
Towd Point Mortgage Trust, Ser 2024-CES3, Cl A1
6.290%, 05/25/2064(A)(B)	555	559
Towd Point Mortgage Trust, Ser 2024-CES3, Cl A2
6.413%, 05/25/2064(A)(B)	1,000	1,010
Unlock HEA Trust, Ser 2024-1, Cl A
7.000%, 04/25/2039(A)	884	881
Unlock HEA Trust, Ser 2024-2, Cl B
7.500%, 10/25/2039(A)	500	491
Unlock HEA Trust, Ser 2024-2, Cl C
6.000%, 10/25/2039(A)	500	387
Vista Point Securitization Trust, Ser 2024-CES1, Cl M1
7.482%, 05/25/2054(A)(F)	1,000	1,016
Vista Point Securitization Trust, Ser 2025-CES2, Cl A1
5.601%, 08/25/2055(A)(F)	861	862
Vista Point Securitization Trust, Ser 2025-CES3, Cl A1
5.297%, 11/25/2055(A)(F)	277	277
Vista Point Securitization Trust, Ser 2025-CES3, Cl A2
5.447%, 11/25/2055(A)(F)	300	299
Vista Point Securitization Trust, Ser 2025-CES3, Cl A3
5.597%, 11/25/2055(A)(F)	300	299
		7,871
Other Asset-Backed Securities — 9.3%
Affirm Asset Securitization Trust, Ser 2024-X2, Cl D
6.080%, 12/17/2029(A)	500	501
Affirm Master Trust, Ser 2025-2A, Cl B
5.060%, 07/15/2033(A)	600	601
Aqua Finance Issuer Trust, Ser 2026-A, Cl C
5.300%, 04/17/2051(A)	500	497
Bayview Opportunity Master Fund VII, Ser 2024-EDU1, Cl C
5.462%, SOFR30A + 1.800%, 06/25/2047(A)(B)	890	894
Bayview Opportunity Master Fund VII, Ser 2025-EDU1, Cl C
5.462%, SOFR30A + 1.800%, 07/27/2048(A)(B)	835	837
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Birch Grove CLO, Ser 2024-19A, Cl D1RR
7.518%, TSFR3M + 3.850%, 07/17/2037(A)(B)	$220	$220
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl C
6.380%, 01/15/2031(A)	1,250	1,266
CARS-DB7, Ser 2023-1A, Cl B
7.750%, 09/15/2053(A)	1,300	1,305
CIFC Funding, Ser 2024-3A, Cl D1R
7.368%, TSFR3M + 3.700%, 04/20/2037(A)(B)	210	210
CLI Funding VIII, Ser 2025-R, Cl A
6.610%, 06/21/2050(A)	859	851
College Ave Student Loans, Ser 2018-A, Cl C
5.500%, 12/26/2047(A)	641	635
College Ave Student Loans, Ser 2024-B, Cl B
6.080%, 08/25/2054(A)	1,000	1,017
Commonbond Student Loan Trust, Ser 2020-1, Cl B
2.820%, 10/25/2051(A)	647	576
Commonbond Student Loan Trust, Ser 2021-BGS, Cl B
1.640%, 09/25/2051(A)	1,087	895
CQS US CLO, Ser 2024-1A, Cl D1R
7.068%, TSFR3M + 3.400%, 01/20/2035(A)(B)	1,850	1,820
DataBank Issuer, Ser 2026-1A, Cl B
6.493%, 02/25/2056(A)	1,000	993
Foundation Finance Trust, Ser 2021-1A, Cl D
4.960%, 05/15/2041(A)	930	922
Foundation Finance Trust, Ser 2024-1A, Cl D
8.130%, 12/15/2049(A)	743	778
GBX Leasing, Ser 2023-1A, Cl A
6.420%, 11/20/2053(A)	957	982
Goddard Funding, Ser 2024-1A, Cl A2
6.834%, 10/30/2054(A)	988	1,001
GoodLeap Home Improvement Solutions Trust, Ser 2024-1A, Cl B
6.380%, 10/20/2046(A)	397	406
GoodLeap Home Improvement Solutions Trust, Ser 2025-1A, Cl A
5.380%, 02/20/2049(A)	335	336
GreenSky Home Improvement Issuer Trust, Ser 2025-2A, Cl E
7.790%, 06/25/2060(A)	1,000	1,016
GreenSky Home Improvement Trust, Ser 2024-1, Cl D
7.330%, 06/25/2059(A)	746	767
Hayfin US XV, Ser 2024-15A, Cl D1
7.931%, TSFR3M + 4.260%, 04/28/2037(A)(B)	300	300
Hilton Grand Vacations Trust, Ser 2024-2A, Cl C
5.990%, 03/25/2038(A)	507	512

220	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust, Ser 2024-2A, Cl D
6.910%, 03/25/2038(A)	$507	$517
Hilton Grand Vacations Trust, Ser 2024-3A, Cl C
5.710%, 08/27/2040(A)	831	837
HINNT, Ser 2024-A, Cl D
7.000%, 03/15/2043(A)	421	420
HINNT, Ser 2025-A, Cl D
8.220%, 03/15/2044(A)	436	444
Lmdv Issuer, Ser 2025-1A, Cl B
5.900%, 12/15/2055(A)	500	499
Lmdv Issuer, Ser 2025-1A, Cl C
7.880%, 12/15/2055(A)	1,000	1,004
Mariner Finance Issuance Trust, Ser 2024-AA, Cl C
6.000%, 09/22/2036(A)	1,000	1,014
Mariner Finance Issuance Trust, Ser 2024-AA, Cl D
6.770%, 09/22/2036(A)	1,000	1,016
Marlette Funding Trust, Ser 2024-1A, Cl B
6.070%, 07/17/2034(A)	382	383
MetroNet Infrastructure Issuer, Ser 2025-4A, Cl A2
5.163%, 12/20/2055(A)	200	199
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl B
2.690%, 07/15/2069(A)	320	277
Navient Private Education Refi Loan Trust, Ser 2024-A, Cl B
6.070%, 10/15/2072(A)	1,000	1,012
Navient Refinance Loan Trust, Ser 2025-A, Cl C
6.140%, 02/16/2055(A)	1,000	1,012
Nelnet Student Loan Trust, Ser 2025-CA, Cl C
5.150%, 06/22/2065(A)	1,000	976
New Economy Assets - Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/2061(A)	750	630
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050(A)	770	701
Oxford Finance Credit Fund III, Ser 2024-A, Cl A2
6.675%, 01/14/2032(A)	394	396
Pagaya AI Debt Grantor Trust, Ser 2024-10, Cl E
10.412%, 06/15/2032(A)	650	662
Planet Fitness Master Issuer, Ser 2024-1A, Cl A2I
5.765%, 06/05/2054(A)	985	991
PVOne, Ser 2023-1A, Cl A
7.250%, 07/16/2035(A)	70	70
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Reach ABS Trust, Ser 2025-1A, Cl B
5.340%, 08/16/2032(A)	$500	$504
Retained Vantage Data Centers Issuer, Ser 2024-1A, Cl B
5.775%, 09/15/2049(A)	1,000	970
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl C
5.830%, 06/20/2041(A)	382	385
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl D
7.480%, 06/20/2041(A)	191	193
Sierra Timeshare Receivables Funding, Ser 2025-2A, Cl D
6.790%, 04/20/2044(A)	653	655
SMB Private Education Loan Trust, Ser 2021-A, Cl D1
3.860%, 01/15/2053(A)	234	211
SMB Private Education Loan Trust, Ser 2024-F, Cl B
5.730%, 03/16/2054(A)	1,000	989
SMB Private Education Loan Trust, Ser 2026-B, Cl B
5.360%, 03/15/2056(A)	500	500
SMB Private Education Loan Trust, Ser 2026-B, Cl C
5.460%, 03/15/2056(A)	500	489
SoFi Professional Loan Program Trust, Ser 2020-A, Cl BFX
3.120%, 05/15/2046(A)	360	325
Stack Infrastructure Issuer, Ser 2023-2A, Cl A2
5.900%, 07/25/2048(A)	500	501
Store Master Funding I-VII XIV XIX XX XXIV, Ser 2023-1A, Cl A2
6.920%, 06/20/2053(A)	1,084	1,087
Stream Innovations Issuer Trust, Ser 2024-1A, Cl A
6.270%, 07/15/2044(A)	607	625
Stream Innovations Issuer Trust, Ser 2024-2A, Cl B
6.340%, 02/15/2045(A)	477	487
Stream Innovations Issuer Trust, Ser 2026-1A, Cl B
5.270%, 08/15/2046(A)	500	494
Sunnova Hestia II Issuer, Ser 2024-GRID1, Cl 1A
5.630%, 07/20/2051(A)	892	864
Tenet Equity Funding, Ser 2024-1A, Cl A1
5.490%, 10/20/2054(A)	498	498
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl C
6.250%, 06/21/2050(A)	750	744
Thor, Ser 2024-A, Cl B
5.710%, 08/15/2041(A)	186	186

SEI Institutional Managed Trust	221

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Thor, Ser 2024-A, Cl C
7.660%, 08/15/2041(A)	$186	$187
TIF Funding III, Ser 2024-2A, Cl A
5.540%, 07/20/2049(A)	435	437
Trinity Rail Leasing, Ser 2019-1A, Cl A
3.820%, 04/17/2049(A)	717	717
USQ Rail I, Ser 2021-1A, Cl A
2.250%, 02/28/2051(A)	787	746
VERTICAL BRIDGE CC, Ser 2025-1A, Cl A
5.163%, 08/16/2055(A)	1,000	996
		46,988
Total Asset-Backed Securities
(Cost $67,020) ($ Thousands)		67,338

	Shares
COMMON STOCK — 11.6%
Communication Services — 0.9%
Angi Inc, Cl A *	18,146	124
Comcast Corp, Cl A	68,371	1,963
iHeartMedia Inc *	168,843	493
Verizon Communications Inc	42,461	2,132
		4,712
Consumer Discretionary — 0.2%
Best Buy Co Inc	10,405	668
H&R Block Inc	5,423	172
McDonald's Corp	1,009	313
		1,153
Consumer Staples — 3.1%
Altria Group Inc	40,436	2,668
Cal-Maine Foods Inc	2,283	181
Clorox Co/The	6,176	640
Coca-Cola Co/The	27,495	2,091
General Mills Inc	19,018	708
Kimberly-Clark Corp	16,409	1,583
Mondelez International Inc, Cl A	28,825	1,661
PepsiCo Inc	13,027	2,023
Philip Morris International Inc	12,284	2,031
Procter & Gamble Co/The	12,258	1,771
		15,357
Energy — 0.8%
Chevron Corp	9,166	1,896
Exxon Mobil Corp	11,526	1,956
Hess Midstream LP, Cl A	5,048	196
		4,048
Financials — 1.9%
American Financial Group Inc/OH	3,829	489
Artisan Partners Asset Management Inc, Cl A	3,359	122
Bank OZK	5,226	240
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CME Group Inc, Cl A	6,989	$2,064
Cullen/Frost Bankers Inc	997	137
Fifth Third Bancorp	33,018	1,534
Franklin Resources Inc	12,587	297
Home BancShares Inc/AR	9,722	262
M&T Bank Corp	7,973	1,648
OneMain Holdings Inc, Cl A	5,690	304
Prosperity Bancshares Inc	1,158	78
Regions Financial Corp	46,958	1,227
State Street	20	3
T Rowe Price Group Inc	12,264	1,105
Western Union Co/The	17,136	150
Yeoman Capital S.A. *	15,027	105
		9,765
Health Care — 2.9%
AbbVie Inc	9,367	2,037
Amgen Inc, Cl A	5,257	1,850
Bristol-Myers Squibb Co	36,473	2,212
Johnson & Johnson	11,240	2,748
Medtronic PLC	16,578	1,436
Merck & Co Inc	18,295	2,201
Pfizer Inc	76,402	2,145
		14,629
Industrials — 1.0%
Automatic Data Processing Inc	9,772	1,985
Illinois Tool Works Inc	417	109
MSC Industrial Direct Co Inc, Cl A	2,343	216
Paychex Inc	16,175	1,490
Robert Half Inc	5,671	144
Snap-on Inc	2,648	962
Watsco Inc	687	250
		5,156
Materials — 0.0%
Arctic Canadian Diamond Company Ltd *(G)	824	48
Real Estate — 0.8%
CareTrust REIT Inc ‡	9,719	356
EastGroup Properties Inc ‡	2,483	460
Essential Properties Realty Trust Inc ‡	8,312	252
Gaming and Leisure Properties Inc ‡	13,340	592
Host Hotels & Resorts Inc ‡	36,699	703
VICI Properties Inc, Cl A ‡	55,223	1,509
		3,872
Total Common Stock
(Cost $52,134) ($ Thousands)		58,740

222	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK — 9.5%

Australia — 0.3%
Communication Services — 0.2%
Telstra Group Ltd, Cl B	205,804	$754

Industrials — 0.1%
Computershare Ltd	26,921	527
Ventia Services Group Pty Ltd	43,270	157
		684
Total Australia		1,438

Canada — 0.4%
Energy — 0.3%
Pembina Pipeline Corp, Cl Common Subs.
Receipt	28,675	1,280

Financials — 0.1%
Great-West Lifeco Inc, Cl Common Subs.
Receipt	14,062	656

Total Canada		1,936

China — 0.2%
Financials — 0.2%
BOC Hong Kong Holdings Ltd	190,145	1,049

France — 0.4%
Consumer Discretionary — 0.0%
FDJ UNITED	5,069	149

Energy — 0.1%
Gaztransport Et Technigaz SA	1,784	418

Health Care — 0.2%
Sanofi SA	11,540	1,111

Utilities — 0.1%
Rubis SCA	3,932	159

Total France		1,837

Germany — 0.0%
Communication Services — 0.0%
Freenet AG	6,710	206
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Hong Kong — 0.4%
Communication Services — 0.1%
HKT Trust & HKT Ltd	187,486	$293

Consumer Discretionary — 0.1%
Bosideng International Holdings Ltd	174,520	90
Haier Smart Home Co Ltd, Cl A	125,696	337
		427
Consumer Staples — 0.1%
WH Group Ltd	457,356	601

Industrials — 0.1%
Orient Overseas International Ltd	6,811	121
SITC International Holdings Co Ltd	67,831	297
		418
Total Hong Kong		1,739

India — 0.9%
Consumer Staples — 0.1%
ITC Ltd	170,074	520

Information Technology — 0.8%
HCL Technologies Ltd	47,733	687
Infosys Ltd	144,695	1,951
Tata Consultancy Services Ltd	44,782	1,128
Wipro Ltd	135,802	273
		4,039
Total India		4,559

Indonesia — 0.6%
Communication Services — 0.1%
Telkom Indonesia Persero Tbk PT	2,563,281	464

Financials — 0.5%
Bank Central Asia Tbk PT	2,873,216	1,110
Bank Mandiri Persero Tbk PT	1,933,665	543
Bank Rakyat Indonesia Persero Tbk PT	3,900,562	779
		2,432
Total Indonesia		2,896

Israel — 0.0%
Financials — 0.0%
Plus500 Ltd	3,618	195

SEI Institutional Managed Trust	223

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Italy — 0.8%
Energy — 0.1%
Tenaris SA	18,865	$550

Financials — 0.7%
FinecoBank Banca Fineco SpA	32,216	714
Intesa Sanpaolo SpA	286,821	1,729
Poste Italiane SpA	26,894	631
Unipol Assicurazioni SpA	21,232	492
		3,566
Total Italy		4,116

Japan — 0.5%
Consumer Discretionary — 0.1%
USS Co Ltd	21,124	222
ZOZO Inc	20,553	143
		365
Health Care — 0.1%
Ono Pharmaceutical Co Ltd	19,404	311

Industrials — 0.1%
COMSYS Holdings Corp	5,729	183
Kamigumi Co Ltd	4,360	150
		333
Information Technology — 0.0%
Otsuka Corp	11,849	226

Materials — 0.0%
Nissan Chemical Corp	6,272	244

Real Estate — 0.2%
Industrial & Infrastructure Fund Investment Corp ‡	131	117
Invincible Investment Corp ‡	399	150
Japan Hotel REIT Investment Corp ‡	211	100
Japan Real Estate Investment Corp ‡	134	98
KDX Realty Investment Corp ‡	220	223
United Urban Investment Corp ‡	157	169
		857
Total Japan		2,336

Malaysia — 0.4%
Consumer Discretionary — 0.0%
Petronas Dagangan Bhd	14,738	80

Financials — 0.4%
Hong Leong Bank Bhd	33,677	183
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Malayan Banking Bhd	312,908	$881
Public Bank Bhd	754,054	875
		1,939
Utilities — 0.0%
Petronas Gas Bhd	41,048	182

Total Malaysia		2,201

Netherlands — 0.5%
Communication Services — 0.2%
Koninklijke KPN NV	198,498	1,103

Financials — 0.3%
ASR Nederland NV	8,265	567
NN Group NV	13,887	1,081
		1,648
Total Netherlands		2,751

Puerto Rico — 0.0%
Financials — 0.0%
First BanCorp/Puerto Rico	8,361	179

Singapore — 0.7%
Consumer Discretionary — 0.0%
Genting Singapore Ltd	319,207	168

Financials — 0.6%
DBS Group Holdings Ltd	59,282	2,629
Oversea-Chinese Banking Corp Ltd	30,710	524
		3,153
Information Technology — 0.1%
Venture Corp Ltd	15,075	181

Total Singapore		3,502

Spain — 0.6%
Consumer Discretionary — 0.3%
Industria de Diseno Textil SA	29,226	1,696

Industrials — 0.3%
Aena SME SA	36,630	1,080
Logista Integral SA	3,462	129
		1,209
Total Spain		2,905

224	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Sweden — 0.5%
Financials — 0.5%
Svenska Handelsbanken AB, Cl A	72,184	$946
Swedbank AB, Cl A	44,188	1,496
		2,442
Switzerland — 0.7%
Financials — 0.2%
Partners Group Holding AG	1,139	1,222

Health Care — 0.5%
Novartis AG	16,053	2,452

Total Switzerland		3,674

Taiwan — 0.5%
Communication Services — 0.3%
Chunghwa Telecom Co Ltd	193,869	808
Far EasTone Telecommunications Co Ltd	77,795	225
International Games System Co Ltd	11,160	266
Taiwan Mobile Co Ltd	88,613	303
		1,602
Financials — 0.1%
CTBC Financial Holding Co Ltd	234,543	381

Information Technology — 0.1%
Catcher Technology Co Ltd	31,704	188
Chicony Electronics Co Ltd	30,117	115
		303
Total Taiwan		2,286

United Kingdom — 1.1%
Communication Services — 0.0%
Cineworld Group PLC *	6,900	121

Consumer Discretionary — 0.1%
Games Workshop Group PLC	1,721	405

Consumer Staples — 0.3%
Imperial Brands PLC	35,603	1,438

Financials — 0.2%
Admiral Group PLC	13,198	550
AJ Bell PLC	17,618	109
Investec PLC	30,055	231
Lancashire Holdings Ltd	11,545	90
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
OSB Group PLC	21,542	$149
		1,129
Health Care — 0.5%
GSK PLC	87,869	2,412

Real Estate — 0.0%
LondonMetric Property PLC ‡	106,031	255

Total United Kingdom		5,760

Total Foreign Common Stock
(Cost $40,996) ($ Thousands)		48,007

	Face Amount (Thousands)
MORTGAGE-BACKED SECURITIES — 8.8%
Agency Mortgage-Backed Obligations — 0.3%
FHLMC
6.000%, 12/01/2052	$49	50
FHLMC REMIC CMO, Ser 2020-5012, Cl DI, IO
4.000%, 09/25/2050	415	88
FNMA REMIC CMO, Ser 2015-30, Cl SJ, IO
1.824%, 05/25/2045(B)	959	72
FNMA REMIC CMO, Ser 2017-104, Cl SB, IO
2.374%, 01/25/2048(B)	678	77
GNMA REMIC CMO, Ser 2010-9, Cl XD, IO
2.813%, 01/16/2040(B)	735	81
GNMA REMIC CMO, Ser 2013-124, Cl CS, IO
2.261%, 08/20/2043(B)	80	8
GNMA REMIC CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	902	147
GNMA REMIC CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	504	79
GNMA REMIC CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	183	24
GNMA REMIC CMO, Ser 2017-112, Cl SJ, IO
1.871%, 07/20/2047(B)	812	76
GNMA REMIC CMO, Ser 2018-122, Cl HS, IO
2.411%, 09/20/2048(B)	219	26
GNMA REMIC CMO, Ser 2018-122, Cl SE, IO
2.411%, 09/20/2048(B)	313	37
GNMA REMIC CMO, Ser 2018-124, Cl SN, IO
2.411%, 09/20/2048(B)	1,012	116
GNMA REMIC CMO, Ser 2018-67, Cl PS, IO
2.411%, 05/20/2048(B)	944	109
GNMA REMIC CMO, Ser 2018-7, Cl DS, IO
1.911%, 01/20/2048(B)	1,804	199
GNMA REMIC CMO, Ser 2019-1, Cl SN, IO
2.261%, 01/20/2049(B)	166	19

SEI Institutional Managed Trust	225

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA REMIC CMO, Ser 2019-110, Cl SD, IO
2.311%, 09/20/2049(B)	$432	$47
GNMA REMIC CMO, Ser 2019-110, Cl SE, IO
2.311%, 09/20/2049(B)	576	65
GNMA REMIC CMO, Ser 2019-151, Cl NI, IO
3.500%, 10/20/2049	1,466	254
GNMA REMIC CMO, Ser 2019-6, Cl SA, IO
2.261%, 01/20/2049(B)	132	15
GNMA REMIC CMO, Ser 2019-78, Cl SE, IO
2.311%, 06/20/2049(B)	105	11
GNMA REMIC CMO, Ser 2020-78, Cl DI, IO
4.000%, 06/20/2050	539	117
		1,717
Non-Agency Mortgage-Backed Obligations — 8.5%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
5.507%, TSFR1M + 1.836%, 09/15/2034(A)(B)	280	276
A&D Mortgage Trust, Ser 2026-NQM2, Cl A2
5.013%, 03/25/2071(A)(F)	497	491
BAHA Trust, Ser 2024-MAR, Cl B
6.385%, 12/10/2041(A)(B)	1,000	1,030
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
4.592%, TSFR1M + 0.919%, 03/15/2037(A)(B)	1,100	1,042
BHMS Commercial Mortgage Trust, Ser 2025-ATLS, Cl A
5.523%, TSFR1M + 1.850%, 08/15/2042(A)(B)	800	801
BRAVO Residential Funding Trust, Ser 2022-NQM2, Cl A1
4.272%, 11/25/2061(A)(B)	695	692
BX Commercial Mortgage Trust, Ser 2024-AIRC, Cl C
6.263%, TSFR1M + 2.590%, 08/15/2041(A)(B)	867	868
BX Commercial Mortgage Trust, Ser 2024-BIO2, Cl B
5.899%, 08/13/2041(A)(B)	1,000	993
BX Commercial Mortgage Trust, Ser 2024-BIO2, Cl C
6.626%, 08/13/2041(A)(B)	1,000	1,004
COLT Mortgage Loan Trust, Ser 2024-INV3, Cl A3
5.746%, 09/25/2069(A)(F)	550	551
COLT Mortgage Loan Trust, Ser 2024-INV3, Cl M1
5.924%, 09/25/2069(A)(B)	750	749
COLT Mortgage Loan Trust, Ser 2025-1, Cl M1
6.631%, 01/25/2070(A)(B)	750	760
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1B1
7.876%, SOFR30A + 4.214%, 07/25/2039(A)(B)	$352	$355
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1B1
6.412%, SOFR30A + 2.750%, 12/25/2041(A)(B)	680	687
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
6.662%, SOFR30A + 3.000%, 04/25/2042(A)(B)	386	392
EFMT, Ser 2026-INV2, Cl A3
5.087%, 02/25/2071(A)(F)	497	491
EFMT, Ser 2026-NQM3, Cl A2
5.283%, 03/25/2071(A)(F)	500	497
Ellington Financial Mortgage Trust, Ser 2020-1, Cl B1
5.056%, 05/25/2065(A)(B)	600	592
ELM Trust, Ser 2024-ELM, Cl B15
5.596%, 06/10/2039(A)(B)	1,000	1,002
ELM Trust, Ser 2024-ELM, Cl C15
5.777%, 06/10/2039(A)(B)	1,000	1,002
ELM Trust, Ser 2024-ELM, Cl D15
6.229%, 06/10/2039(A)(B)	1,000	1,000
GCAT Trust, Ser 2024-INV2, Cl A14
6.000%, 06/25/2054(A)(B)	582	585
Harvest Commercial Capital Loan Trust, Ser 2024-1, Cl A
6.164%, 10/25/2056	800	813
Harvest Commercial Capital Loan Trust, Ser 2024-1, Cl M1
6.560%, 10/25/2056(B)	894	904
Harvest Commercial Capital Loan Trust, Ser 2025-1, Cl M3
7.129%, 06/25/2057(B)	296	303
Harvest Commercial Capital Loan Trust, Ser 2025-1, Cl M4
9.044%, 06/25/2057(B)	988	1,010
HOMES Trust, Ser 2025-AFC1, Cl A1
5.727%, 01/25/2060(A)(F)	387	389
Hudson Yards Mortgage Trust, Ser 2025-SPRL, Cl D
6.340%, 01/13/2040(A)(B)	350	359
Imperial Fund Mortgage Trust, Ser 2022-NQM4, Cl A2
5.040%, 06/25/2067(A)(F)	684	682
IRV Trust, Ser 2025-200P, Cl A
5.295%, 03/14/2047(A)(B)	800	806
IRV Trust, Ser 2025-200P, Cl D
6.166%, 03/14/2047(A)(B)	250	250
JP Morgan Mortgage Trust, Ser 2024-5, Cl A9A
6.000%, 11/25/2054(A)(B)	502	505

226	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust, Ser 2026-NQX1, Cl A2
5.805%, 07/25/2066(A)(F)	$500	$501
JP Morgan Mortgage Trust, Ser 2026-NQX1, Cl A3
5.957%, 07/25/2066(A)(F)	500	501
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl C
7.015%, 12/15/2056(B)	290	306
NYC Commercial Mortgage Trust, Ser 2025-3BP, Cl B
5.365%, TSFR1M + 1.692%, 02/15/2042(A)(B)	550	550
OBX Trust, Ser 2024-NQM16, Cl A3
5.885%, 10/25/2064(A)(F)	605	609
OBX Trust, Ser 2024-NQM17, Cl A2
5.863%, 11/25/2064(A)(F)	667	672
OBX Trust, Ser 2024-NQM8, Cl A2
6.436%, 05/25/2064(A)(F)	553	558
OBX Trust, Ser 2024-NQM8, Cl A3
6.588%, 05/25/2064(A)(F)	553	558
PRKCM Trust, Ser 2023-AFC1, Cl A3
7.304%, 02/25/2058(A)(F)	142	141
PRKCM Trust, Ser 2024-HOME1, Cl A3
6.785%, 05/25/2059(A)(F)	593	599
PRKCM Trust, Ser 2024-HOME1, Cl B1
7.753%, 05/25/2059(A)(B)	1,000	1,010
PRKCM Trust, Ser 2024-HOME1, Cl M1
6.861%, 05/25/2059(A)(B)	1,000	1,007
PRPM Trust, Ser 2026-NQM1, Cl A2
5.287%, 02/25/2071(A)(F)	300	298
ROCK Trust, Ser 2024-CNTR, Cl A
5.388%, 11/13/2041(A)	1,050	1,067
ROCK Trust, Ser 2024-CNTR, Cl D
7.109%, 11/13/2041(A)	650	676
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl M
4.250%, 11/25/2059(A)(B)	673	655
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl M
4.250%, 05/25/2060(A)(B)	640	626
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl M
4.500%, 11/25/2061(A)(B)	320	298
Starwood Mortgage Residential Trust, Ser 2022-3, Cl A1
4.161%, 03/25/2067(A)(B)	709	707
SUA, Ser 2025-1, Cl A
5.875%, 05/25/2040(A)	500	500
TORY Commercial Mortgage Trust, Ser 2026-HGTS, Cl B
4.983%, 01/13/2046(A)(B)	500	488
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
TPG Trust, Ser 2024-WLSC, Cl A
5.805%, TSFR1M + 2.133%, 11/15/2029(A)(B)	$400	$398
TPG Trust, Ser 2024-WLSC, Cl B
6.603%, TSFR1M + 2.930%, 11/15/2029(A)(B)	200	199
UBS Commercial Mortgage Trust, Ser 2017-C2, Cl AS
3.740%, 08/15/2050(B)	603	591
US Bank C&I Credit-Linked Notes, Ser 2025-SUP2, Cl E
7.362%, SOFR30A + 3.700%, 09/25/2032(A)(B)	823	824
US Bank, Ser 2025-SUP1, Cl D
6.362%, SOFR30A + 2.700%, 02/25/2032(A)(B)	537	537
VCC Trust, Ser 2025-MC1, Cl A1
8.163%, 05/25/2055(A)(F)	700	698
Velocity Commercial Capital Loan Trust, Ser 2019-3, Cl M5
4.730%, 10/25/2049(A)(B)	998	869
Velocity Commercial Capital Loan Trust, Ser 2024-3, Cl M1
6.870%, 06/25/2054(A)(B)	677	686
Velocity Commercial Capital Loan Trust, Ser 2026-1, Cl M2
5.890%, 02/25/2056(A)(B)	497	491
Verus Securitization Trust, Ser 2023-8, Cl A3
6.968%, 12/25/2068(A)(F)	156	157
Verus Securitization Trust, Ser 2024-1, Cl A3
6.118%, 01/25/2069(A)(F)	314	315
Verus Securitization Trust, Ser 2024-4, Cl A2
6.572%, 06/25/2069(A)(F)	582	587
Verus Securitization Trust, Ser 2024-4, Cl A3
6.674%, 06/25/2069(A)(F)	582	587
Verus Securitization Trust, Ser 2024-4, Cl B1
7.643%, 06/25/2069(A)(B)	360	363
Verus Securitization Trust, Ser 2024-INV2, Cl M1
5.787%, 08/26/2069(A)(B)	1,000	998
Verus Securitization Trust, Ser 2026-3, Cl A2
5.181%, 03/25/2071(A)(F)	500	497
		43,005
Total Mortgage-Backed Securities
(Cost $44,296) ($ Thousands)		44,722

SEI Institutional Managed Trust	227

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 6.9%
Acuren Delaware Holdco, Inc., Amendment No. 1 Term Loan, 1st Lien
6.418%, CME Term SOFR + 2.750%, 07/30/2031 (B)	$837	$836
AL GCX Holdings, LLC, Initial Term Loan, 1st Lien
5.923%, CME Term SOFR + 2.250%, 12/17/2032 (B)	175	175
Alliant Holdings Intermediate, LLC, 2025 Replacement Term Loan, 1st Lien
6.168%, CME Term SOFR + 2.500%, 09/19/2031 (B)	619	614
AmWINS Group, Inc., 2026 Refinancing Term Loan, 1st Lien
5.668%, CME Term SOFR + 2.000%, 01/30/2032 (B)	1,262	1,252
Ankura Consulting Group, LLC, Repricing Term Loan, 1st Lien
7.171%, CME Term SOFR + 3.500%, 12/29/2031 (B)	953	908
Arcis Golf LLC, 2025 Refinancing Term Loan, 1st Lien
6.418%, CME Term SOFR + 2.750%, 11/24/2028 (B)	676	676
Arctic Canadian Diamond Company, Ltd, Term Loan, 2nd Lien
4.258%, 06/30/2026 (G)	864	656
Audacy Capital, LLC
10.439%, 10/01/2029	10	28
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan, 1st Lien
6.918%, CME Term SOFR + 3.250%, 12/11/2030 (B)	1,481	1,457
Belron Finance 2019 LLC, New 2031 Dollar Incremental Term Loan, 1st Lien
5.660%, CME Term SOFR + 2.000%, 10/16/2031 (B)	1,238	1,236
Bleriot US Bidco Inc., 2024 Term Loan, 1st Lien
6.200%, CME Term SOFR + 2.500%, 10/31/2030 (B)	221	221
Broadstreet Partners Group, LLC, 2025 Tranche B Term Loan, 1st Lien
6.168%, CME Term SOFR + 2.500%, 06/13/2031 (B)	473	461
Chariot Buyer LLC, Refinancing Term Loan, 1st Lien
6.418%, CME Term SOFR + 2.750%, 09/08/2032 (B)	800	792
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1st Lien
6.418%, CME Term SOFR + 2.750%, 01/28/2032 (B)	945	942
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Clydesdale Acquisition Holdings, Inc., Term B Loan, 1st Lien
6.843%, CME Term SOFR + 3.175%, 04/13/2029 (B)	$1,250	$1,190
ConnectWise, LLC, Initial Term Loan, 1st Lien
7.461%, CME Term SOFR + 3.500%, 09/29/2028 (B)(H)	215	198
Crown Finance US, Inc., First Amendment Term Loan
8.171%, CME Term SOFR + 4.500%, 12/02/2031 (B)	593	586
Deep Blue Operating I LLC, Initial Term Loan, 1st Lien
6.421%, CME Term SOFR + 2.750%, 10/01/2032 (B)	725	727
DG Investment Intermediate Holdings 2, Inc., 2025 Refinancing Term Loan, 1st Lien
6.918%, CME Term SOFR + 3.250%, 07/09/2032 (B)	945	944
Diamond Sports Group LLC
12.000%, 01/02/2028	1	—
Diamond Sports Net, LLC, Term Loan, 1st Lien
15.000%, 01/02/2028	24	4
DIRECTV Financing, LLC, Closing Date Term Loan Retired 03/31/2026, 1st Lien
8.928%, CME Term SOFR + 5.000%, 08/02/2027 (B)	–	—
Discovery Energy Holding Corporation, 2026 Dollar Term Loan, 1st Lien
6.700%, CME Term SOFR + 3.000%, 05/01/2031 (B)	390	389
Doosan Bobcat North America, Inc., Tranche B Term Loan, 1st Lien
5.700%, CME Term SOFR + 2.000%, 04/20/2029 (B)	84	85
Dynasty Acquisition Co., Inc., Initial Term B-1 Loan, 1st Lien
5.668%, CME Term SOFR + 2.000%, 10/31/2031 (B)	858	858
Dynasty Acquisition Co., Inc., Initial Term B-2 Loan, 1st Lien
5.668%, CME Term SOFR + 2.000%, 10/31/2031 (B)	327	326
Edelman Financial Engines Center, LLC, The, 2024-2 Refinancing Term Loan, 1st Lien
6.668%, CME Term SOFR + 3.000%, 04/07/2028 (B)	1,237	1,235

228	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Engineered Machinery Holdings, Inc., 2025 EUR Incremental Term Loan, 1st Lien
5.627%, EURIBOR + 3.500%, 11/26/2032 (B)	$312	$358
Engineered Machinery Holdings, Inc., 2025 USD Refinancing Term Loan, 1st Lien
6.950%, CME Term SOFR + 3.250%, 11/26/2032 (B)	691	693
First Brands Group, LLC, Roll-Up Loan (USD), 1st Lien
10.671%, CME Term SOFR + 7.000%, 06/29/2026 (B)(H)	4	—
Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-8 Term Loan, 1st Lien
5.418%, CME Term SOFR + 1.750%, 11/09/2029 (B)	773	761
Harbor Freight Tools USA, Inc., Replacement Term Loan, 1st Lien
5.918%, CME Term SOFR + 2.250%, 06/11/2031 (B)	347	343
IRB Holding Corp., 2025 Replacement Term B Loan, 1st Lien
6.176%, CME Term SOFR + 2.500%, 12/15/2030 (B)	784	781
Jane Street Group, LLC, Seventh Amendment Extended Term Loan, 1st Lien
5.673%, CME Term SOFR + 2.000%, 12/15/2031 (B)	984	965
LSF12 Crown US Commercial Bidco, LLC, 2026 Refinancing Term Loan, 1st Lien
6.668%, CME Term SOFR + 3.000%, 12/02/2031 (B)	460	460
Madison IAQ LLC, 2025 Repriced Incremental Term Loan, 1st Lien
6.378%, CME Term SOFR + 2.750%, 11/08/2032 (B)	1,050	1,052
Mavis Tire Express Services Topco, Corp., Initial Term Loan, 1st Lien
6.668%, CME Term SOFR + 3.000%, 05/04/2028 (B)	941	939
McAfee Corp., Second Amendment Tranche B-1 Term Loan, 1st Lien
6.668%, CME Term SOFR + 3.000%, 03/01/2029 (B)	519	462
NRG Energy, Inc., 2024 New Term Loan, 1st Lien
5.521%, CME Term SOFR + 1.750%, 04/16/2031 (B)	1,477	1,479
Opal Bidco SAS, Facility B4, 1st Lien
6.700%, CME Term SOFR + 3.000%, 04/28/2032 (B)	473	472
Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Oryx Midstream Services Permian Basin LLC, 2025 Refinancing Term Loan, 1st Lien
5.926%, CME Term SOFR + 2.250%, 10/05/2028 (B)	$1,559	$1,560
Osmosis Buyer Limited, 2026 Refinancing Term B Loan, 1st Lien
6.161%, CME Term SOFR + 2.500%, 07/31/2028 (B)	1,092	1,088
PEX Holdings LLC, Term Loan, 1st Lien
6.450%, CME Term SOFR + 2.750%, 11/26/2031 (B)	569	562
Pitney Bowes Inc., Tranche B Term Loan, 1st Lien
7.450%, CME Term SOFR + 3.750%, 03/19/2032 (B)	817	810
Plano Holdco, Inc., Closing Date Term Loan, 1st Lien
7.200%, CME Term SOFR + 3.500%, 10/02/2031 (B)	420	336
Prairie Acquiror LP, Initial Term B-5 Loan, 1st Lien
6.918%, CME Term SOFR + 3.250%, 08/01/2029 (B)	813	813
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
5.918%, CME Term SOFR + 2.250%, 02/10/2032 (B)	941	938
Sazerac Company, Inc., Incremental Term B-2 Loan
5.660%, CME Term SOFR + 2.000%, 07/09/2032 (B)	499	498
Signature Aviation US Holdings, Inc., Incremental Term B-2 Facility, 1st Lien
6.167%, CME Term SOFR + 2.500%, 07/01/2031 (B)	1,514	1,515
USI, Inc., 2024-D Term Loan, 1st Lien
5.950%, CME Term SOFR + 2.250%, 11/21/2029 (B)	1,262	1,258
Virtusa Corporation, Term B-2 Loan, 1st Lien
6.918%, CME Term SOFR + 3.250%, 02/15/2029 (B)	140	125

Total Loan Participations
(Cost $35,878) ($ Thousands)		35,064

SEI Institutional Managed Trust	229

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT — 2.6%
Angolan Government International Bond
9.125%, 11/26/2049(A)		$740	$644
8.750%, 04/14/2032(A)		210	204
Argentine Republic Government International Bond
4.125%, 07/09/2035(F)		1,246	897
0.500%, 07/09/2029	EUR	4	4
Bahrain Government International Bond MTN
5.625%, 05/18/2034(A)		$740	653
Beach Acquisition Bidco
5.250%, 07/15/2032	EUR	258	285
Benin Government International Bond
8.375%, 01/23/2041(A)		$800	789
4.875%, 01/19/2032(A)	EUR	478	517
Brazil Government International Bond
5.333%, 02/15/2028		$40	40
Colombia Government International Bond
3.000%, 01/30/2030		730	653
Dominican Republic International Bond
4.875%, 09/23/2032		260	239
4.500%, 01/30/2030		550	522
Ecuador Government International Bond
9.250%, 01/29/2039(A)		200	196
8.750%, 01/29/2034(A)		360	353
5.000%, 07/31/2040(A)(F)		358	280
0.000%, 07/31/2030(A)(E)		296	247
Egypt Government International Bond
8.700%, 03/01/2049(A)		320	280
5.875%, 02/16/2031		430	395
Guatemala Government Bond
4.900%, 06/01/2030(A)		280	275
4.875%, 02/13/2028		590	586
Iraq Government International Bond
5.800%, 01/15/2028		70	68
Ivory Coast Government International Bond
4.875%, 01/30/2032(A)	EUR	1,210	1,296
Morocco Government International Bond
3.000%, 12/15/2032(A)		$730	627
Nigeria Government International Bond
7.696%, 02/23/2038(A)		690	666
Pakistan Government International Bond MTN
6.000%, 04/08/2026(A)		340	340
Republic of Uzbekistan International Bond MTN
3.700%, 11/25/2030(A)		460	418
Sri Lanka Government International Bond
3.600%, 06/15/2035(A)(F)		225	170
3.350%, 03/15/2033(A)(F)		333	278
3.100%, 01/15/2030(A)(F)		170	156
Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Turkiye Government International Bond
7.625%, 04/26/2029	$560	$578
6.875%, 03/17/2036	60	58
Ukraine Government International Bond
4.500%, 02/01/2029(A)(F)	318	224
4.500%, 02/01/2035(A)(F)	220	115
4.500%, 02/01/2036(A)(F)	203	104
0.000%, 02/01/2030(A)(F)(I)	66	39
0.000%, 02/01/2035(A)(F)(I)	209	97

Total Sovereign Debt
(Cost $13,478) ($ Thousands)		13,293

	Shares
EXCHANGE-TRADED FUNDS — 1.8%

Domestic Fixed Income — 1.8%
Invesco Senior Loan ETF	146,255	2,985
State Street Blackstone Senior Loan ETF	149,326	5,994
		8,979
Total Exchange-Traded Funds
(Cost $9,267) ($ Thousands)		8,979

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bill
6.431%, 04/16/2026 (J)	$6,500	6,490

Total U.S. Treasury Obligations
(Cost $6,490) ($ Thousands)		6,490

	Number of Rights
RIGHTS — 0.1%
Intelsat SA, CVR *‡‡	22,561	328

Total Rights
(Cost $—) ($ Thousands)		328

	Face Amount (Thousands)
CONVERTIBLE BOND — 0.1%
Claritev
6.000%, 10/15/2027(A)	420	281

Total Convertible Bond
(Cost $359) ($ Thousands)		281

230	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.1%

Information Technology — 0.1%
Oracle, 6.500% *	6,132	$276

Total Preferred Stock
(Cost $302) ($ Thousands)		276

	Face Amount (Thousands)
MUNICIPAL BOND — 0.0%
Illinois — 0.0%
Illinois State, Build America Bonds, GO
7.350%, 07/01/2035	$161	173

Total Municipal Bond
(Cost $174) ($ Thousands)		173

	Number of Warrants
WARRANTS — 0.0%
Noble Corp PLC, Expires 02/07/2028 Strike Price $19.27 *	2,787	85
Noble Corp PLC, Expires 02/07/2028 Strike Price $23.13 *	2,787	74

Total Warrants
(Cost $13) ($ Thousands)		159

Total Investments in Securities — 97.7%
(Cost $486,045) ($ Thousands)		$494,689

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	63	Jun-2026	$13,115	$13,069	$(46)
U.S. 5-Year Treasury Notes	196	Jun-2026	21,522	21,203	(319)
			34,637	34,272	(365)
Short Contracts
U.S. 2-Year Treasury Notes	(69)	Jun-2026	$(14,375)	$(14,313)	$62
U.S. 5-Year Treasury Notes	(254)	Jun-2026	(27,804)	(27,478)	326
U.S. 10-Year Treasury Notes	(154)	Jun-2026	(17,286)	(17,102)	184
U.S. Long Treasury Bonds	(61)	Jun-2026	(7,126)	(6,946)	180
U.S. Ultra Long Treasury Bonds	(35)	Jun-2026	(4,159)	(4,079)	80
Ultra 10-Year U.S. Treasury Notes	(66)	Jun-2026	(7,614)	(7,492)	122
			(78,364)	(77,410)	954
			$(43,727)	$(43,138)	$589

SEI Institutional Managed Trust	231

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Income Fund (Concluded)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2026, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	05/22/26	EUR	3,521	USD	4,171	$104
State Street	04/28/26	GBP	831	USD	1,139	43
						$147

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2026 is as follows:

Credit Default Swaps - Sell Protection
				Notional		Upfront Payments/	Net Unrealized Appreciation
		Payment		Amount	Value	Receipts	(Depreciation)
Reference Entity/ Obligation	Receive Rate	Frequency	Termination Date	(Thousands)	(Thousands)	(Thousands)	(Thousands)
CDX.NA.HY.45-V1	5.00%	Quarterly	12/20/2030	$2,900	$153	$203	$(50)
CDX.NA.IG.45-V1	1.00%	Quarterly	12/20/2030	5,047	90	116	(26)
ICE CD CHILE	1.00%	Quarterly	06/20/2031	210	3	4	(1)
ICE CD PERU	1.00%	Quarterly	06/20/2031	980	6	9	(3)
ICE CD PHILIPPINES	1.00%	Quarterly	06/20/2031	390	1	1	—
					$253	$333	$(80)

Interest Rate Swaps
							Upfront	Net Unrealized
					Notional		Payments/	Appreciation
	Fund	Payment			Amount	Value	Receipts	(Depreciation)
Fund Pays	Receives	Frequency	Termination Date	Currency	(Thousands)	(Thousands)	(Thousands)	(Thousands)
2.5%	CAONREPO	Semi-Annually	06/17/2028	CAD	1,630	$3	$1	$2
6-MONTH EUR	2.25	Semi-Annually	06/17/2028	EUR	4,040	(57)	3	(60)
6-MONTH EUR	2.25%	Semi-Annually	06/17/2029	EUR	3,410	(71)	(5)	(66)
6-MONTH EUR	2.50%	Semi-Annually	06/17/2031	EUR	2,870	(63)	11	(74)
6-MONTH EUR	2.5%	Semi-Annually	06/17/2033	EUR	370	(13)	(2)	(11)
6-MONTH EUR	2.75%	Semi-Annually	06/17/2036	EUR	170	(6)	—	(6)
4.25%	SONIO	Annually	06/17/2036	GBP	330	7	(11)	18
						$(200)	$(3)	$(197)

Percentages are based on Net Assets of $506,415 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2026, the value of these securities amounted to $256,859 ($ Thousands), representing 50.7% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Perpetual security with no stated maturity date.
(D)	Security is in default on interest payment.
(E)	Zero coupon security.
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	No interest rate available.
(J)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities	($)	($)	($)(1)	($)
Corporate Obligations	—	210,839	—	210,839
Asset-Backed Securities	—	67,338	—	67,338
Common Stock	58,587	105	48	58,740
Foreign Common Stock	47,886	121	—	48,007
Mortgage-Backed Securities	—	44,722	—	44,722
Loan Participations	—	34,408	656	35,064
Sovereign Debt	—	13,293	—	13,293
Exchange-Traded Funds	8,979	—	—	8,979
U.S. Treasury Obligations	—	6,490	—	6,490
Rights	—	328	—	328
Convertible Bond	—	281	—	281
Preferred Stock	—	276	—	276
Municipal Bond	—	173	—	173
Warrants	—	159	—	159
Total Investments in Securities	115,452	378,533	704	494,689

232	SEI Institutional Managed Trust

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	954	—	—	954
Unrealized Depreciation	(365)	—	—	(365)
Forward Contracts*
Unrealized Appreciation	—	147	—	147
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	—	—	—	—
Unrealized Depreciation	—	(80)	—	(80)
Interest Rate Swaps*
Unrealized Appreciation	—	20	—	20
Unrealized Depreciation	—	(217)	—	(217)
Total Other Financial Instruments	589	(130)	—	459

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	233

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Inflation Managed Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
U.S. TREASURY OBLIGATIONS — 50.8%
U.S. Treasury Bills ^
3.656%, 09/17/2026 (A)	$800	$787
3.649%, 04/16/2026 (A)	860	859
3.649%, 04/28/2026 (A)	1,200	1,197
3.644%, 05/12/2026 (A)	8,405	8,370
3.643%, 04/30/2026 (A)	585	583
3.641%, 04/07/2026 (A)	300	300
3.639%, 04/14/2026 (A)	1,680	1,678
3.639%, 06/25/2026 (A)	500	496
3.637%, 05/26/2026 (A)	2,350	2,337
3.637%, 06/11/2026 (A)	125	124
3.636%, 04/21/2026 (A)	400	399
3.636%, 05/05/2026 (A)	3,365	3,353
3.636%, 05/21/2026 (A)	2,395	2,383
3.634%, 06/30/2026 (A)	500	495
3.632%, 04/02/2026 (A)	430	430
3.617%, 05/19/2026 (A)	5,780	5,752
3.615%, 05/28/2026 (A)	4,704	4,677
3.601%, 09/03/2026 (A)	600	591
3.586%, 05/07/2026 (A)	22,899	22,816
U.S. Treasury Inflation Protected Securities
1.625%, 04/15/2030	24,109	24,348
1.125%, 10/15/2030	19,154	18,982
0.750%, 07/15/2028	5,051	5,035
0.375%, 07/15/2027	30,145	30,132
0.250%, 07/15/2029	76,959	74,841
0.125%, 01/15/2030	6,387	6,113
0.125%, 07/15/2030	25,054	23,847
U.S. Treasury Notes ^
4.875%, 05/31/2026	600	601
4.500%, 04/15/2027	600	605
4.375%, 08/15/2026	700	702
4.375%, 07/15/2027	500	503
4.250%, 12/31/2026	900	903
4.250%, 01/15/2028	1,500	1,511
4.250%, 02/15/2028	900	907
3.875%, 05/31/2027	500	500
3.858%, USBMMY3M + 0.205%,
10/31/2026 (B)	4,800	4,805
3.843%, USBMMY3M + 0.190%,
10/31/2027 (B)	5,000	5,006
3.835%, USBMMY3M + 0.182%,
07/31/2026 (B)	1,700	1,701
3.813%, USBMMY3M + 0.160%,
04/30/2027 (B)	2,700	2,703
3.812%, USBMMY3M + 0.159%,
07/31/2027 (B)	3,500	3,503
3.803%, USBMMY3M + 0.150%,
04/30/2026 (B)	2,400	2,400
3.752%, USBMMY3M + 0.099%,
01/31/2028 (B)	3,400	3,400
3.751%, USBMMY3M + 0.098%,
01/31/2027 (B)	3,400	3,401
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.750%, 08/31/2026	$600	$600
3.750%, 05/15/2028	500	499
3.500%, 10/31/2027	800	796
3.500%, 01/15/2029	800	793
3.375%, 09/15/2027	100	99

Total U.S. Treasury Obligations
(Cost $274,749) ($ Thousands)		276,863

	Shares
COMMON STOCK — 29.5%

Communication Services — 1.4%
Alphabet Inc, Cl A	4,028	1,158
Alphabet Inc, Cl C	3,285	942
AST SpaceMobile Inc, Cl A *	1,747	145
AT&T Inc (C)	50,481	1,463
Cogent Communications Holdings Inc	527	10
Comcast Corp, Cl A	26,518	761
GCI Liberty Inc, Cl C *	78	3
Globalstar Inc *	556	37
Iridium Communications Inc	377	11
Lumen Technologies Inc *	7,793	54
Meta Platforms Inc, Cl A	1,560	893
Pinterest Inc, Cl A *	1,648	30
Reddit Inc, Cl A *	85	11
Telephone and Data Systems Inc	708	30
T-Mobile US Inc	3,566	749
Uniti Group Inc *	3,390	32
Verizon Communications Inc	30,780	1,545
		7,874
Consumer Staples — 7.0%
Albertsons Cos Inc, Cl A	4,280	73
Altria Group (C)	20,590	1,359
Andersons Inc/The	536	38
Archer-Daniels-Midland Co	5,573	405
BellRing Brands Inc *	1,552	25
BJ’s Wholesale Club Holdings Inc *	1,699	167
Boston Beer Co Inc/The, Cl A *	137	32
Brown-Forman Corp, Cl A	805	22
Brown-Forman Corp, Cl B	1,650	44
Bunge Global SA	1,697	216
Cal-Maine Foods Inc	502	40
Campbell’s Company/The	2,535	56
Casey’s General Stores Inc	455	331
Celsius Holdings Inc *	2,038	72
Central Garden & Pet Co, Cl A *	841	27
Chefs’ Warehouse Inc/The *	383	23
Church & Dwight Co Inc	2,948	275
Clorox Co/The	1,425	148
Coca-Cola Co/The (C)	47,235	3,592
Coca-Cola Consolidated Inc	746	143

234	SEI Institutional Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Colgate-Palmolive Co	9,600	$818
Conagra Brands Inc	5,789	91
Constellation Brands Inc, Cl A	1,686	253
Costco Wholesale Corp (C)	5,314	5,295
Coty Inc, Cl A *	5,808	12
Darling Ingredients Inc *	2,066	128
Dole PLC	1,506	21
Dollar General Corp	2,609	310
Dollar Tree Inc *	2,432	266
Edgewell Personal Care Co	821	17
elf Beauty Inc *	611	37
Energizer Holdings Inc	727	12
Estee Lauder Cos Inc/The, Cl A	3,049	219
Flowers Foods Inc	2,399	20
Fresh Del Monte Produce Inc	454	18
Freshpet Inc *	636	37
General Mills Inc	6,307	235
Grocery Outlet Holding Corp *	1,388	10
Herbalife Ltd *	1,741	26
Hershey Co/The	1,745	363
Hormel Foods Corp	3,676	83
Ingles Markets Inc, Cl A	244	22
Ingredion Inc	693	78
Interparfums Inc	162	15
J & J Snack Foods Corp	156	12
J M Smucker Co/The	1,332	128
Kenvue Inc	22,661	391
Keurig Dr Pepper Inc	15,558	410
Kimberly-Clark Corp	4,030	389
Kraft Heinz Co/The	10,688	240
Kroger Co/The	7,364	533
Lamb Weston Holdings Inc	1,716	72
Maplebear Inc *	2,096	78
Marzetti Company/The	259	36
McCormick & Co Inc/MD	2,967	150
Molson Coors Beverage Co, Cl B	2,041	88
Mondelez International Inc, Cl A	15,571	897
Monster Beverage Corp *	8,679	629
National Beverage Corp, Cl A *	683	23
Oil-Dri Corp of America	414	27
PepsiCo Inc	16,609	2,579
Performance Food Group Co *	1,979	170
Philip Morris International (C)	19,167	3,169
Pilgrim’s Pride Corp	314	12
Post Holdings Inc *	635	63
PriceSmart Inc	245	37
Primo Brands Corp, Cl A	3,276	62
Procter & Gamble Co/The (C)	28,338	4,093
Reynolds Consumer Products Inc	741	16
Seaboard Corp	4	23
Simply Good Foods Co/The *	1,108	16
Smithfield Foods Inc	267	7
Spectrum Brands Holdings Inc	378	28
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Sprouts Farmers Market Inc *	1,193	$92
Sysco Corp	5,648	403
Target Corp, Cl A	5,737	695
Turning Point Brands Inc	307	27
Tyson Foods Inc, Cl A (C)	3,359	215
United Natural Foods Inc *	961	43
Universal Corp/VA	297	16
US Foods Holding Corp *	2,786	257
Utz Brands Inc	1,408	11
Vita Coco Co Inc/The *	509	24
Vital Farms Inc *	238	3
Walgreens Boots Alliance Inc *	7,869	4
Walmart Inc (C)	51,979	6,460
WD-40 Co	171	35
Weis Markets Inc	245	17
		38,154
Energy — 9.8%
Antero Midstream Corp	6,851	156
Antero Resources Corp *	5,746	244
APA Corp	7,014	298
Archrock Inc	3,313	115
Atlas Energy Solutions Inc, Cl A	1,636	21
Baker Hughes Co, Cl A	20,236	1,235
Bristow Group Inc	851	40
Cactus Inc, Cl A	1,205	57
California Resources Corp	1,334	92
Calumet Inc *	1,659	60
Centrus Energy Corp, Cl A *	370	64
Cheniere Energy Inc	4,323	1,227
Chevron Corp (C)	38,538	7,974
Chord Energy Corp	1,187	169
Clean Energy Fuels Corp *	5,002	12
CNX Resources Corp *	2,385	92
Comstock Resources Inc *	1,773	37
ConocoPhillips (C)	25,458	3,360
Core Laboratories Inc	900	15
Core Natural Resources Inc	1,277	134
Coterra Energy Inc	15,109	531
Crescent Energy Co, Cl A	5,338	72
CVR Energy Inc *	1,033	35
Delek US Holdings Inc	975	44
Devon Energy Corp	12,478	628
DHT Holdings Inc	3,394	62
Diamondback Energy Inc, Cl A	3,764	744
Diversified Energy Co	1,377	24
Dorian LPG Ltd	593	20
DT Midstream Inc	2,149	289
Energy Fuels Inc/Canada *	5,795	106
EOG Resources Inc	10,866	1,571
EQT Corp	12,752	812
Excelerate Energy Inc, Cl A	697	23
Expand Energy Corp	4,699	516
Expro Group Holdings NV *	2,554	44

SEI Institutional Managed Trust	235

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Inflation Managed Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Exxon Mobil Corp (C)	85,916	$14,577
Flowco Holdings Inc, Cl A	1,100	23
Forum Energy Technologies Inc *	602	35
Green Plains Inc *	1,400	23
Gulfport Energy Corp *	347	73
Halliburton Co	16,699	651
Helix Energy Solutions Group Inc *	3,440	34
Helmerich & Payne Inc	2,191	79
HF Sinclair Corp	3,343	209
Innovex International Inc *	1,031	25
International Seaways Inc	745	54
Kinder Morgan Inc	39,960	1,340
Kinetik Holdings Inc, Cl A	1,096	53
Kodiak Gas Services Inc	1,919	112
Liberty Energy Inc, Cl A	3,282	95
Magnolia Oil & Gas Corp, Cl A	3,833	121
Marathon Petroleum Corp (C)	6,426	1,569
Matador Resources Co	2,548	161
Murphy Oil Corp	3,123	129
Nabors Industries Ltd *	221	19
National Energy Services Reunited Corp *	1,777	38
Natural Gas Services Group Inc	673	25
Navigator Holdings Ltd	815	16
NextDecade Corp *	1,565	12
Noble Corp PLC	2,334	115
Nordic American Tankers Ltd	2,870	17
Northern Oil & Gas Inc	2,137	62
NOV Inc	7,184	135
Occidental Petroleum Corp	14,552	946
Oceaneering International Inc, Cl A *	1,897	67
Oil States International Inc *	2,581	30
ONEOK	13,347	1,206
Ovintiv Inc	5,867	348
Par Pacific Holdings Inc *	1,146	72
Patterson-UTI Energy Inc	7,784	84
PBF Energy Inc, Cl A	1,706	81
Peabody Energy Corp	2,943	97
Permian Resources Corp, Cl A	15,147	323
Phillips 66	8,351	1,521
ProPetro Holding Corp *	2,926	42
Range Resources Corp	4,536	205
REX American Resources Corp *	654	30
Riley Exploration Permian Inc	390	14
RPC Inc	2,619	19
Sable Offshore Corp *	1,934	32
SandRidge Energy Inc	131	2
Select Water Solutions Inc, Cl A	2,655	41
SLB Ltd, Cl A	31,092	1,598
SM Energy Co	4,347	136
Solaris Energy Infrastructure Inc, Cl A	914	52
Talos Energy Inc *	2,767	44
Targa Resources	4,372	1,096
TETRA Technologies Inc *	2,188	19
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Texas Pacific Land Corp	1,200	$569
Tidewater Inc *	888	74
Transocean Ltd *	18,797	125
Uranium Energy Corp *	11,485	155
VAALCO Energy Inc	3,606	23
Valaris Ltd *	1,369	134
Valero Energy Corp (C)	6,353	1,570
Viper Energy Inc, Cl A	3,354	158
Vitesse Energy Inc	731	13
Weatherford International PLC	1,348	128
Williams Cos Inc/The	25,283	1,840
World Kinect Corp	961	22
		53,641
Health Care — 5.6%
10X Genomics Inc, Cl A *	1,521	32
Abbott Laboratories	8,487	871
AbbVie Inc	8,580	1,866
Acadia Healthcare Co Inc, Cl A *	1,059	25
ACADIA Pharmaceuticals Inc *	925	21
Adaptive Biotechnologies Corp *	317	4
Addus HomeCare Corp *	154	14
Agilent Technologies Inc	1,598	182
Agios Pharmaceuticals Inc *	1,870	63
Align Technology Inc *	335	57
Alignment Healthcare Inc *	1,638	29
Alkermes PLC *	624	22
Alnylam Pharmaceuticals Inc *	608	201
Amgen Inc, Cl A (C)	2,578	907
Amicus Therapeutics Inc *	2,000	29
Amneal Pharmaceuticals Inc *	2,358	29
Apellis Pharmaceuticals Inc *	667	27
Apogee Therapeutics Inc *	201	17
Arcutis Biotherapeutics Inc *	892	21
Arrowhead Pharmaceuticals Inc *	530	33
Artivion Inc *	972	36
Atrium Therapeutics Inc *	38	—
Avantor Inc *	3,405	27
Axsome Therapeutics Inc *	209	35
Baxter International Inc (C)	2,480	42
Beam Therapeutics Inc *	231	5
Becton Dickinson & Co	1,459	229
BioCryst Pharmaceuticals Inc *	3,612	34
Biogen Inc *	709	130
Biohaven Ltd *	524	4
BioMarin Pharmaceutical Inc *	975	55
Bio-Rad Laboratories Inc, Cl A *	73	20
Bio-Techne Corp	851	44
Boston Scientific Corp *	7,343	461
Bridgebio Pharma Inc *	744	55
BrightSpring Health Services Inc *	514	22
Bristol-Myers Squibb Co	9,890	600
Brookdale Senior Living Inc, Cl A *	1,066	15
Bruker Corp	410	15

236	SEI Institutional Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Cardinal Health Inc	1,143	$242
Catalyst Pharmaceuticals Inc *	636	16
Celcuity Inc *	69	8
Celldex Therapeutics Inc *	1,792	57
Cencora Inc, Cl A	893	281
Centene Corp *	2,647	87
CG oncology Inc *	499	34
Charles River Laboratories International Inc *	272	47
Chemed Corp	85	32
Cigna Group/The	1,305	348
Cogent Biosciences Inc *	811	31
Concentra Group Holdings Parent Inc	545	12
Cooper Cos Inc/The *	929	66
Corcept Therapeutics Inc *	221	9
CorVel Corp *	145	8
Crinetics Pharmaceuticals Inc *	500	18
CVS Health Corp	6,192	445
Cytokinetics Inc *	560	37
Danaher Corp, Cl A	3,185	604
DaVita Inc *	128	20
Denali Therapeutics Inc *	876	17
DENTSPLY SIRONA Inc	1,315	15
Dexcom Inc *	2,084	131
Doximity Inc, Cl A *	773	18
Edwards Lifesciences Corp, Cl A *	2,755	221
Elanco Animal Health Inc *	2,114	51
Elevance Health Inc	1,121	328
Eli Lilly & Co	3,854	3,545
Encompass Health Corp	433	42
Ensign Group Inc/The	258	52
Envista Holdings Corp *	1,685	43
Exelixis Inc *	1,616	69
GE HealthCare Technologies Inc	2,181	155
Gilead Sciences Inc (C)	5,945	829
Glaukos Corp *	319	34
Globus Medical Inc, Cl A *	710	61
GRAIL Inc *	244	13
Guardant Health Inc *	753	70
Haemonetics Corp *	336	19
Halozyme Therapeutics Inc *	416	27
HCA Healthcare Inc	779	369
HealthEquity Inc *	392	33
Henry Schein Inc *	673	50
Hims & Hers Health Inc *	940	19
Hologic Inc *	1,122	85
Humana Inc	535	93
ICU Medical Inc *	61	8
Ideaya Biosciences Inc *	752	25
IDEXX Laboratories Inc *	414	233
Illumina Inc *	716	88
ImmunityBio Inc *	2,740	21
Incyte Corp *	816	77
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Indivior Pharmaceuticals Inc *	295	$9
Insmed Inc *	985	161
Insulet Corp *	399	84
Integer Holdings Corp *	165	15
Intuitive Surgical Inc *	1,747	805
Ionis Pharmaceuticals Inc *	694	52
IQVIA Holdings Inc *	891	152
IRhythm Holdings Inc *	135	16
Jazz Pharmaceuticals PLC *	374	71
Johnson & Johnson	11,519	2,816
Krystal Biotech Inc *	249	64
Kymera Therapeutics Inc *	216	18
Labcorp Holdings Inc	387	103
Lantheus Holdings Inc *	298	23
LeMaitre Vascular Inc	122	13
Ligand Pharmaceuticals Inc *	214	43
LivaNova PLC *	414	26
Madrigal Pharmaceuticals Inc *	77	40
Masimo Corp *	290	52
McKesson Corp	619	536
Medpace Holdings Inc *	94	45
Medtronic PLC	6,162	534
Merck & Co Inc	12,094	1,455
Merit Medical Systems Inc *	239	16
Mettler-Toledo International Inc *	97	122
Mirati Therapeutics Inc *(D)	600	—
Mirum Pharmaceuticals Inc *	145	13
Moderna Inc *	1,822	93
Molina Healthcare Inc *	224	30
Natera Inc *	617	123
National HealthCare Corp	196	31
Neogen Corp, Cl B *	3,309	31
NeoGenomics Inc *	802	6
Neurocrine Biosciences Inc *	508	67
Nuvalent Inc, Cl A *	320	33
Option Care Health Inc *	1,187	32
Organon & Co	1,600	10
Pediatrix Medical Group Inc *	1,250	27
Penumbra Inc *	199	65
Perrigo Co PLC (C)	900	10
Pfizer Inc	28,039	787
Praxis Precision Medicines Inc *	104	33
Prestige Consumer Healthcare Inc, Cl A *	315	19
Privia Health Group Inc *	837	17
Protagonist Therapeutics Inc *	259	27
PTC Therapeutics Inc *	446	30
QIAGEN NV	1,031	41
Quest Diagnostics Inc	563	110
QuidelOrtho Corp *	400	7
RadNet Inc *	251	14
Regeneron Pharmaceuticals Inc	500	386
Repligen Corp *	287	34
ResMed Inc	731	164

SEI Institutional Managed Trust	237

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Inflation Managed Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Revolution Medicines Inc *	909	$88
Revvity Inc	888	78
Rhythm Pharmaceuticals Inc *	168	15
Roivant Sciences Ltd *	2,128	59
Royalty Pharma PLC, Cl A	1,917	92
Scholar Rock Holding Corp *	375	18
Select Medical Holdings Corp	800	13
Solventum Corp *	920	60
Sotera Health Co *	1,442	21
Spyre Therapeutics Inc *	1,213	61
STERIS PLC	468	103
Stryker Corp	1,643	540
Tarsus Pharmaceuticals Inc *	222	16
Teleflex Inc	228	27
Tempus AI Inc, Cl A *	503	23
Tenet Healthcare Corp *	438	83
Terns Pharmaceuticals Inc *	128	7
TG Therapeutics Inc *	960	32
Thermo Fisher Scientific Inc	1,883	926
TransMedics Group Inc *	170	17
Travere Therapeutics Inc *	642	19
Twist Bioscience Corp *	556	26
Ultragenyx Pharmaceutical Inc *	500	10
United Therapeutics Corp *	195	116
UnitedHealth Group Inc (C)	4,406	1,192
Universal Health Services Inc, Cl B	332	59
Vaxcyte Inc *	566	33
Veeva Systems Inc, Cl A *	712	125
Vera Therapeutics Inc, Cl A *	300	12
Veracyte Inc *	222	7
Vericel Corp *	1,253	40
Vertex Pharmaceuticals Inc *	1,271	568
Viatris Inc, Cl W	6,025	81
Viking Therapeutics Inc *	707	23
Waters Corp *	547	163
Waystar Holding Corp *	613	15
West Pharmaceutical Services Inc	386	97
Zimmer Biomet Holdings Inc	1,066	96
Zoetis Inc, Cl A	2,220	262
		30,256
Information Technology — 1.4%
Adobe Inc *	599	146
Akamai Technologies Inc *	158	18
Amdocs Ltd	208	14
AppLovin Corp, Cl A *	334	133
Atlassian Corp, Cl A *	232	16
Autodesk Inc, Cl A *	318	76
Cadence Design Systems Inc *	420	117
Cloudflare Inc, Cl A *	432	89
Cognizant Technology Solutions Corp, Cl A	831	51
Commvault Systems Inc *	68	5
Crowdstrike Holdings Inc, Cl A *	341	133
Datadog Inc, Cl A *	629	74
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Docusign Inc, Cl A *	300	$14
Dynatrace Inc *	416	15
Elastic NV *	508	25
Fair Isaac Corp *	42	45
Fortinet Inc *	1,003	82
Gartner Inc *	112	18
Gen Digital Inc	1,335	25
Guidewire Software Inc *	136	20
HubSpot Inc *	156	38
InterDigital Inc	70	21
International Business Machines Corp	1,350	327
Intuit Inc	398	172
Manhattan Associates Inc *	91	12
Microsoft Corp (C)	10,677	3,952
MongoDB Inc, Cl A *	178	44
Nutanix Inc, Cl A *	339	13
Okta Inc, Cl A *	226	18
Oracle, Cl B	2,575	379
Palantir Technologies Inc, Cl A *	3,166	463
Palo Alto Networks Inc *	1,192	191
PTC Inc *	144	21
Roper Technologies Inc	193	68
Salesforce	1,416	264
Samsara Inc, Cl A *	461	15
ServiceNow Inc *	1,598	167
Snowflake Inc, Cl A *	632	95
Strategy Inc, Cl A *	559	70
Synopsys Inc *	282	112
Trimble Inc *	264	17
Twilio Inc, Cl A *	193	24
Tyler Technologies Inc *	128	44
Unity Software Inc *	587	13
VeriSign Inc	181	45
Workday Inc, Cl A *	442	58
Zoom Communications Inc, Cl A *	317	26
Zscaler Inc *	130	18
		7,803
Real Estate — 2.8%
Acadia Realty Trust ‡	789	15
Agree Realty Corp ‡	1,235	93
Alexandria Real Estate Equities Inc ‡	1,767	82
American Assets Trust Inc ‡	794	15
American Healthcare REIT Inc ‡	1,554	73
American Homes 4 Rent, Cl A ‡	3,312	92
American Tower Corp, Cl A ‡	4,707	812
Americold Realty Trust Inc ‡	3,214	37
Apple Hospitality REIT Inc ‡	1,927	22
AvalonBay Communities Inc ‡	1,554	254
Brixmor Property Group Inc ‡	3,010	87
Broadstone Net Lease Inc, Cl A ‡	2,491	46
BXP Inc ‡	2,248	117
Camden Property Trust ‡	1,207	118
CareTrust REIT Inc ‡	2,578	94

238	SEI Institutional Managed Trust

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
CBRE Group Inc, Cl A *	3,233	$438
Centerspace ‡	271	16
Compass Inc, Cl A *	7,128	52
COPT Defense Properties ‡	1,325	41
CoStar Group Inc *	4,524	183
Cousins Properties Inc ‡	1,343	30
Crown Castle Inc ‡	4,372	355
CubeSmart ‡	2,112	77
Curbline Properties Corp ‡	1,207	31
Cushman & Wakefield Ltd *	2,983	37
DiamondRock Hospitality Co ‡	2,869	27
Digital Realty Trust Inc, Cl A ‡	3,628	654
Diversified Healthcare Trust ‡	3,164	21
Douglas Emmett Inc ‡	2,182	21
Easterly Government Properties Inc, Cl A ‡	720	15
EastGroup Properties Inc ‡	568	105
EPR Properties, Cl A ‡	601	30
Equinix Inc ‡	999	979
Equity LifeStyle Properties Inc ‡	2,067	129
Equity Residential ‡	3,912	231
Essential Properties Realty Trust Inc ‡	2,255	68
Essex Property Trust Inc ‡	674	163
Extra Space Storage Inc ‡	2,166	284
Federal Realty Investment Trust ‡	846	90
First Industrial Realty Trust Inc ‡	1,373	79
Four Corners Property Trust Inc ‡	763	18
Gaming and Leisure Properties Inc ‡	2,863	127
Getty Realty Corp ‡	790	25
Global Net Lease Inc ‡	2,522	24
Healthcare Realty Trust Inc, Cl A ‡	3,850	65
Healthpeak Properties Inc ‡	6,692	110
Highwoods Properties Inc ‡	761	16
Host Hotels & Resorts Inc ‡	7,489	143
Howard Hughes Holdings Inc *	439	28
Independence Realty Trust Inc ‡	2,182	32
Innovative Industrial Properties Inc, Cl A ‡	353	18
InvenTrust Properties Corp ‡	1,151	35
Invitation Homes Inc ‡	5,888	146
Iron Mountain Inc ‡	3,035	310
JBG SMITH Properties ‡	670	10
Jones Lang LaSalle Inc *	493	150
Kennedy-Wilson Holdings Inc	2,200	24
Kilroy Realty Corp ‡	1,041	29
Kimco Realty Corp ‡	6,533	147
Kite Realty Group Trust ‡	2,375	58
Lamar Advertising Co, Cl A ‡	830	105
Lineage Inc ‡	774	25
LTC Properties Inc ‡	365	14
LXP Industrial Trust ‡	602	28
Macerich Co/The ‡	2,596	49
Marcus & Millichap Inc	315	8
Medical Properties Trust Inc ‡	4,477	21
Mid-America Apartment Communities Inc ‡	1,225	150
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Millrose Properties Inc ‡	1,706	$48
National Health Investors Inc ‡	631	51
National Storage Affiliates Trust ‡	723	27
NETSTREIT Corp ‡	741	14
Newmark Group Inc, Cl A	3,068	46
NNN REIT Inc ‡	1,999	84
Omega Healthcare Investors Inc ‡	3,024	133
Outfront Media Inc ‡	1,739	46
Park Hotels & Resorts Inc ‡	1,612	17
Pebblebrook Hotel Trust ‡	2,088	26
Phillips Edison & Co Inc ‡	1,071	40
Piedmont Realty Trust Inc, Cl A ‡	1,894	12
Prologis Inc ‡	9,762	1,290
Public Storage ‡	1,664	451
Rayonier Inc ‡	2,761	57
Realty Income Corp ‡	9,445	578
Regency Centers Corp ‡	1,818	138
Rexford Industrial Realty Inc ‡	2,586	85
RLJ Lodging Trust ‡	2,622	19
Ryman Hospitality Properties Inc ‡	618	57
Sabra Health Care REIT Inc ‡	2,378	46
Safehold Inc ‡	1,019	14
SBA Communications Corp, Cl A ‡	1,056	182
Sila Realty Trust Inc ‡	580	14
Simon Property Group Inc ‡	3,409	636
SL Green Realty Corp ‡	817	30
Smartstop Self Storage REIT Inc ‡	565	17
St Joe Co/The	275	17
STAG Industrial Inc ‡	2,048	74
Sun Communities Inc ‡	1,315	166
Sunstone Hotel Investors Inc ‡	1,665	15
Tanger Inc ‡	1,336	45
Terreno Realty Corp ‡	908	56
UDR Inc ‡	3,774	127
UMH Properties Inc ‡	1,366	20
Urban Edge Properties ‡	1,047	21
Ventas Inc ‡	4,959	406
Veris Residential Inc ‡	1,108	21
VICI Properties Inc, Cl A ‡	11,010	301
Vornado Realty Trust ‡	1,969	51
Welltower Inc ‡	7,252	1,434
Weyerhaeuser Co ‡	8,207	201
WP Carey Inc ‡	2,182	148
Xenia Hotels & Resorts Inc ‡	1,562	23
Zillow Group Inc, Cl A *	429	18
Zillow Group Inc, Cl C *	1,665	69
		15,399
Utilities — 1.5%
AES Corp/The	3,643	51
Alliant Energy Corp	1,179	85
Ameren Corp	1,447	159
American Electric Power	2,619	343
American States Water Co	82	6

SEI Institutional Managed Trust	239

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Inflation Managed Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
American Water Works Co Inc	1,060	$144
Atmos Energy Corp	864	160
Avista Corp	554	22
Black Hills Corp, Cl A	352	24
California Water Service Group, Cl A	357	16
CenterPoint Energy Inc	2,717	117
Chesapeake Utilities Corp	115	15
Clearway Energy Inc, Cl C	542	21
CMS Energy Corp	1,557	121
Consolidated Edison Inc	1,916	217
Constellation Energy Corp	1,630	455
Dominion Energy Inc	4,350	269
DTE Energy Co	1,110	162
Duke Energy Corp	3,953	518
Edison International	1,944	142
Entergy Corp	2,203	247
Essential Utilities Inc	1,268	51
Evergy Inc	1,203	99
Eversource Energy	1,761	122
Exelon Corp	5,028	246
FirstEnergy Corp	2,939	149
H2O America	212	12
IDACORP Inc, Cl A	231	33
MDU Resources Group Inc	1,248	26
National Fuel Gas Co	467	44
New Jersey Resources Corp	445	24
NextEra Energy Inc	10,477	973
NiSource Inc	2,514	117
Northwest Natural Holding Co	378	20
Northwestern Energy Group Inc	312	21
NRG Energy Inc	955	140
OGE Energy Corp	820	39
Oklo Inc, Cl A *	517	26
ONE Gas Inc	365	31
Ormat Technologies Inc	355	40
Otter Tail Corp	200	18
PG&E Corp	10,812	190
Pinnacle West Capital Corp	701	71
Portland General Electric Co	788	42
PPL Corp	3,912	149
Public Service Enterprise Group Inc	2,466	200
Sempra	3,238	315
Southern Co/The	5,504	531
Southwest Gas Holdings Inc	412	36
Spire Inc	417	38
Talen Energy Corp *	236	75
TXNM Energy Inc	422	25
UGI Corp	1,154	42
Vistra Corp	1,708	257
WEC Energy Group Inc	1,594	185
		Market Value
Description	Shares	($ Thousands)
COMMON STOCK (continued)
Xcel Energy Inc	2,885	$229
		7,910

Total Common Stock
(Cost $73,576) ($ Thousands)		161,037

	Face Amount
	(Thousands)
CORPORATE OBLIGATIONS — 6.8%
Communication Services — 0.2%
Alphabet
5.700%, 11/15/2075	$84	81
5.650%, 02/15/2056	178	178
5.450%, 11/15/2055	84	81
4.700%, 11/15/2035	47	47
OAK-Eagle Acquireco
7.250%, 07/01/2033 (E)	256	265
TELUS
7.000%, H15T5Y + 2.709%,
10/15/2055 (B)	262	267
Time Warner Cable
4.500%, 09/15/2042	330	248
		1,167
Consumer Discretionary — 0.9%
Advance Auto Parts
7.000%, 08/01/2030 (E)	385	390
Amazon.com
3.900%, 11/20/2028	375	373
AutoNation
4.450%, 01/15/2029	80	79
ERAC USA Finance
4.600%, 05/01/2028 (E)	278	279
Flutter Treasury DAC
5.875%, 06/04/2031 (E)	520	515
Ford Motor
3.250%, 02/12/2032	434	377
Ford Motor Credit
7.350%, 11/04/2027	204	211
General Motors Financial
5.550%, 07/15/2029	144	147
4.900%, 10/06/2029	77	77
2.400%, 04/10/2028	36	35
Hasbro
4.650%, 03/12/2031	62	61
Hilton Domestic Operating
5.875%, 04/01/2029 (E)	378	382
Hyundai Capital America
6.100%, 09/21/2028 (E)	223	230
5.275%, 06/24/2027 (E)	84	85
LG Energy Solution
5.375%, 04/02/2030 (E)	682	687

240	SEI Institutional Managed Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Marriott International
4.200%, 07/15/2027	$388	$388
Sekisui House US
6.000%, 01/15/2043	389	355
Wynn Macau
5.625%, 08/26/2028 (E)	348	342
		5,013
Consumer Staples — 0.4%
Altria Group
3.400%, 05/06/2030	745	712
Cargill
4.125%, 10/23/2030 (E)	382	376
Imperial Brands Finance PLC
4.500%, 06/30/2028 (E)	397	397
Philip Morris International
5.625%, 11/17/2029	110	115
5.375%, 02/15/2033	549	564
		2,164
Energy — 0.8%
Baker Hughes Holdings
4.350%, 06/15/2031	139	137
Cenovus Energy
5.400%, 03/20/2036	96	96
4.650%, 03/20/2031	95	94
Continental Resources
2.268%, 11/15/2026 (E)	1,050	1,033
Ecopetrol
8.625%, 01/19/2029	231	244
8.375%, 01/19/2036	138	140
Eni
5.750%, 05/19/2035 (E)	402	417
MPLX
5.400%, 09/15/2035	259	258
5.300%, 04/01/2036	70	69
ONEOK
6.050%, 09/01/2033	203	213
5.400%, 10/15/2035	337	335
Sunoco
5.625%, 03/15/2031 (E)	228	227
Targa Resources
6.050%, 05/15/2056	98	95
5.650%, 02/15/2036	81	82
4.900%, 09/15/2030	75	76
4.350%, 01/15/2029	128	127
Var Energi
7.500%, 01/15/2028 (E)	314	328
Venture Global Plaquemines LNG
6.125%, 12/15/2030 (E)	180	185
Woodside Finance
6.000%, 05/19/2035	154	161
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.400%, 05/19/2030	$60	$61
		4,378
Financials — 2.5%
Ally Financial
6.992%, SOFR + 3.260%, 06/13/2029 (B)	259	270
5.737%, SOFRINDX + 1.960%, 05/15/2029 (B)	82	83
Athene Global Funding
5.583%, 01/09/2029 (E)	21	21
5.526%, 07/11/2031 (E)	10	10
5.033%, 07/17/2030 (E)	186	184
2.717%, 01/07/2029 (E)	59	55
Aviation Capital Group
3.500%, 11/01/2027 (E)	110	108
1.950%, 09/20/2026 (E)	153	151
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%,
11/15/2034 (B)	200	226
Banco Santander
6.921%, 08/08/2033	400	432
Bank of Ireland Group PLC
5.601%, SOFR + 1.620%,
03/20/2030 (B)(E)	212	217
Banque Federative du Credit Mutuel
4.591%, 10/16/2028 (E)	390	390
Banque Federative du Credit Mutuel MTN
5.106%, 01/15/2036 (E)	376	368
Barclays PLC
5.674%, SOFR + 1.490%,
03/12/2028 (B)	216	218
5.335%, SOFR + 1.910%,
09/10/2035 (B)	213	211
BPCE
6.508%, SOFR + 2.791%,
01/18/2035 (B)(E)	483	500
CaixaBank
6.037%, SOFR + 2.260%,
06/15/2035 (B)(E)	200	208
Capital One
5.974%, USISOA05 + 1.730%,
08/09/2028 (B)	475	487
Capital One Financial
6.377%, SOFR + 2.860%,
06/08/2034 (B)	486	512
Charles Schwab
4.000%, H15T5Y + 3.168%(B)(F)	756	751
Citigroup
7.625%, H15T5Y + 3.211%(B)(F)	16	16
4.643%, SOFR + 1.143%,
05/07/2028 (B)	405	406

SEI Institutional Managed Trust	241

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Inflation Managed Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Agricole
4.656%, SOFR + 1.170%,
01/12/2032 (B)(E)	$376	$371
Danske Bank
4.613%, H15T1Y + 1.100%,
10/02/2030 (B)(E)	217	216
Deutsche Bank NY
7.146%, SOFR + 2.520%,
07/13/2027 (B)	177	178
4.950%, SOFR + 1.300%,
08/04/2031 (B)	208	207
Fidelity National Information Services
4.450%, 03/10/2028	118	118
Global Payments
4.875%, 11/15/2030	101	99
Goldman Sachs Group
4.125%, H15T5Y + 2.949%(B)(F)	328	324
HSBC Holdings PLC
5.597%, SOFR + 1.060%,
05/17/2028 (B)	453	458
Intesa Sanpaolo
7.200%, 11/28/2033 (E)	327	367
KBC Group
4.454%, H15T1Y + 0.850%,
09/23/2031 (B)(E)	389	383
Lincoln Financial Global Funding
4.200%, 01/12/2029 (E)	54	53
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%,
01/05/2028 (B)	324	326
Mastercard
4.550%, 01/15/2035	315	309
Morgan Stanley
4.238%, SOFR + 0.800%,
01/09/2030 (B)	85	84
Morgan Stanley MTN
4.133%, SOFR + 0.913%,
10/18/2029 (B)	221	218
2.239%, SOFR + 1.178%,
07/21/2032 (B)	3	3
Nationwide Building Society MTN
2.972%, SOFR + 1.290%,
02/16/2028 (B)(E)	319	315
NatWest Group PLC
5.115%, H15T1Y + 1.050%,
05/23/2031 (B)	213	215
3.032%, H15T5Y + 2.350%,
11/28/2035 (B)	208	190
Principal Life Global Funding II
5.100%, 01/25/2029 (E)	311	316
S&P Global
4.250%, 05/01/2029	166	166
	Face Amount		Market Value
Description	(Thousands)		($ Thousands)
CORPORATE OBLIGATIONS (continued)
Santander UK Group Holdings PLC
4.320%, SOFRINDX + 1.070%,
09/22/2029 (B)		$389	$385
Societe Generale MTN
5.249%, SOFR + 1.420%,
05/22/2029 (B)(E)		244	246
Sumitomo Mitsui Financial Group
5.316%, 07/09/2029		232	237
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(B)(F)		800	742
Swedbank MTN
4.898%, 03/30/2031 (E)		399	401
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%,
04/02/2049 (B)		200	198
Synchrony Financial
5.450%, SOFR + 1.680%,
03/06/2031 (B)		132	132
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%,
09/10/2034 (B)		153	153
UBS Group
6.625%, USISSO05 + 3.240%(B)(E)(F)		376	366
			13,600

Health Care — 0.2%
Novartis Capital
3.900%, 11/05/2028		379	377
Organon & Co
2.875%, 04/30/2028	EUR	200	222
Roche Holdings
4.203%, 09/09/2029 (E)		$440	439
			1,038

Industrials — 0.3%
Axon Enterprise
6.125%, 03/15/2030 (E)		222	226
Boeing
3.250%, 02/01/2028		227	223
Delta Air Lines
4.750%, 10/20/2028 (E)		435	435
ENA Master Trust
4.000%, 05/19/2048 (E)		272	213
Lima Metro Line 2 Finance
5.875%, 07/05/2034		168	171
4.350%, 04/05/2036 (E)		169	160
Mileage Plan IP
5.021%, 10/20/2029 (E)		48	47
Republic Services
4.750%, 07/15/2030		411	416
			1,891

242	SEI Institutional Managed Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Information Technology — 0.4%
AIB Group PLC MTN
5.320%, SOFR + 1.650%,
05/15/2031 (B)(E)	$402	$409
Applied Materials
4.000%, 01/15/2031	389	381
Broadcom
4.300%, 01/15/2031	251	249
Oracle
5.950%, 09/26/2055	66	56
5.200%, 09/26/2035	26	24
4.375%, 05/15/2055	78	52
Salesforce
5.200%, 03/15/2033	202	201
4.900%, 09/15/2031	202	202
TSMC Arizona
3.875%, 04/22/2027	406	405
		1,979
Materials — 0.2%
Freeport Indonesia MTN
4.763%, 04/14/2027 (E)	243	242
Glencore Funding
5.338%, 04/04/2027 (E)	143	144
5.186%, 04/01/2030 (E)	77	78
4.907%, 04/01/2028 (E)	178	180
Sasol Financing USA
8.750%, 04/10/2033 (E)	399	399
		1,043
Real Estate — 0.1%
GLP Capital
5.625%, 03/01/2036	391	381
Omega Healthcare Investors Inc
5.200%, 07/01/2030	70	70
		451
Utilities — 0.8%
Aegea Finance Sarl
7.625%, 01/20/2036 (E)	387	335
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (E)	284	263
Alexander Funding Trust II
7.467%, 07/31/2028 (E)	104	109
American Electric Power
6.950%, H15T5Y + 2.675%,
12/15/2054 (B)	116	123
6.050%, H15T5Y + 1.940%,
03/15/2056 (B)	124	123
CenterPoint Energy Houston Electric
5.050%, 03/01/2035	400	398
4.950%, 04/01/2033	18	18
4.950%, 08/15/2035	13	13
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Carolinas NC Storm Funding
2.617%, 07/01/2043	$403	$323
Electricite de France
9.125%, H15T5Y + 5.411%(B)(E)(F)	238	276
ENEL Finance International
4.125%, 09/30/2028 (E)	388	385
Entergy Mississippi
5.050%, 04/15/2036	73	72
Eversource Energy
6.350%, H15T5Y + 2.325%,
08/15/2056 (B)	57	56
6.100%, H15T5Y + 2.521%,
08/15/2056 (B)	70	69
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/2041 (E)	242	242
Niagara Mohawk Power
5.290%, 01/17/2034 (E)	146	146
4.647%, 10/03/2030 (E)	248	247
PacifiCorp
7.125%, H15T5Y + 3.292%,
08/15/2056 (B)	165	156
Public Service of Colorado
5.150%, 09/15/2035	389	388
5.050%, 06/15/2036	135	133
Virginia Electric and Power
4.900%, 09/15/2035	332	325
Vistra Operations
6.950%, 10/15/2033 (E)	199	217
		4,417

Total Corporate Obligations
(Cost $37,297) ($ Thousands)		37,141

MORTGAGE-BACKED SECURITIES — 3.5%
Agency Mortgage-Backed Obligations — 0.1%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
2.363%, 06/15/2047(B)	763	82
FHLMC CMO, Ser 2020-4981, Cl HS, IO
2.324%, 06/25/2050(B)	1,498	157
FNMA CMO, Ser 2014-78, Cl SE, IO
2.324%, 12/25/2044(B)	526	53
FNMA CMO, Ser 2016-77, Cl DS, IO
2.224%, 10/25/2046(B)	553	55
FNMA CMO, Ser 2017-62, Cl AS, IO
2.374%, 08/25/2047(B)	631	70
FNMA CMO, Ser 2017-97, Cl LS, IO
2.424%, 12/25/2047(B)	878	96
GNMA CMO, Ser 2017-122, Cl SA, IO
2.411%, 08/20/2047(B)	469	58

SEI Institutional Managed Trust	243

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Inflation Managed Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2017-134, Cl SE, IO
2.411%, 09/20/2047(B)	$411	$48
		619
Automotive — 0.1%
United Auto Credit Securitization Trust, Ser 2026-1, Cl A
4.410%, 06/12/2028(E)	589	589
		589
Mortgage Related Securities — 0.1%
Santander Mortgage Asset Receivable Trust, Ser 2026-CES1, Cl A1A
4.876%, 01/25/2056(E)(G)	513	509
		509
Non-Agency Mortgage-Backed Obligations — 2.8%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	35	22
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	214	103
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	83	55
AREIT Trust, Ser 2022-CRE6, Cl A
4.922%, SOFR30A + 1.250%,
01/20/2037(B)(E)	548	548
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
5.619%, TSFR1M + 1.946%,
04/15/2034(B)(E)	162	161
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
5.869%, TSFR1M + 2.196%,
04/15/2034(B)(E)	656	647
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	90	37
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	111	42
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	58	25
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.795%, 07/10/2046(B)(E)	430	426
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.312%, SOFR30A + 1.650%,
12/25/2041(B)(E)	316	317
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust,
Ser 2022-R03, Cl 1M2
7.162%, SOFR30A + 3.500%,
03/25/2042(B)(E)	$838	$854
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
6.762%, SOFR30A + 3.100%,
03/25/2042(B)(E)	211	214
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
5.962%, SOFR30A + 2.300%,
05/25/2043(B)(E)	442	450
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
5.562%, SOFR30A + 1.900%,
06/25/2043(B)(E)	300	301
Connecticut Avenue Securities Trust, Ser 2025-R03, Cl 2M1
5.262%, SOFR30A + 1.600%,
03/25/2045(B)(E)	281	281
Connecticut Avenue Securities Trust, Ser 2025-R05, Cl 2M1
4.862%, SOFR30A + 1.200%,
07/25/2045(B)(E)	462	462
Connecticut Avenue Securities Trust, Ser 2025-R06, Cl 1A1
4.562%, SOFR30A + 0.900%,
09/25/2045(B)(E)	192	192
Connecticut Avenue Securities Trust, Ser 2025-R06, Cl 1M1
4.612%, SOFR30A + 0.950%,
09/25/2045(B)(E)	231	230
Connecticut Avenue Securities Trust, Ser 2026-R01, Cl 2M1
4.662%, SOFR30A + 1.000%,
01/25/2046(B)(E)	362	362
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
4.173%, TSFR1M + 0.494%,
12/25/2036(B)	297	93
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
5.662%, SOFR30A + 2.000%,
01/25/2051(B)(E)	21	21
FHLMC STACR Debt Notes, Ser 2023-DNA2, Cl M1A
5.762%, SOFR30A + 2.100%,
04/25/2043(B)(E)	199	201
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
5.312%, SOFR30A + 1.650%,
01/25/2034(B)(E)	57	57

244	SEI Institutional Managed Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-DNA6,
Cl M2
5.162%, SOFR30A + 1.500%,
10/25/2041(B)(E)	$809	$810
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
5.462%, SOFR30A + 1.800%,
11/25/2041(B)(E)	1,042	1,045
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
6.012%, SOFR30A + 2.350%,
12/25/2041(B)(E)	668	673
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
6.612%, SOFR30A + 2.950%,
06/25/2042(B)(E)	254	258
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
6.162%, SOFR30A + 2.500%,
03/25/2052(B)(E)	230	230
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
5.761%, SOFR30A + 2.100%,
03/25/2043(B)(E)	245	247
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
5.662%, SOFR30A + 2.000%,
05/25/2043(B)(E)	288	290
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl M1
4.862%, SOFR30A + 1.200%,
08/25/2044(B)(E)	264	264
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl A1
4.762%, SOFR30A + 1.100%,
05/25/2045(B)(E)	127	127
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl M1
4.862%, SOFR30A + 1.200%,
05/25/2045(B)(E)	96	95
FHLMC STACR Remic Trust, Ser 2025-DNA3, Cl A1
4.612%, SOFR30A + 0.950%,
09/25/2045(B)(E)	503	502
FHLMC STACR REMIC Trust, Ser 2025-DNA4, Cl M1
4.762%, SOFR30A + 1.100%,
10/25/2045(B)(E)	414	414
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.558%, 08/10/2044(B)(E)	13	10
GS Mortgage Securities Trust, Ser 2021-1, Cl A-1
2.638%, 08/17/2026	26	25

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.435%, 08/17/2026	$739	$731
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
4.293%, TSFR1M + 0.614%,
03/25/2035(B)	36	30
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.405%, 09/15/2047(B)	796	—
JPMorgan Chase Bank, Ser 2019-CL1, Cl M3
5.893%, TSFR1M + 2.214%,
04/25/2047(B)(E)	72	73
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
5.252%, TSFR1M + 1.579%,
07/15/2036(B)(E)	266	258
Neighborly Issuer, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(E)	759	761
RCKT Mortgage Trust, Ser 2025-CES12, Cl A1A
5.027%, 11/25/2055(E)(G)	604	601
RCKT Mortgage Trust, Ser 2026-CES1, Cl A1A
4.827%, 01/25/2056(E)(G)	380	377
RCKT Mortgage Trust, Ser 2026-CES3,
Cl A1A
5.144%, 03/25/2056(E)(G)	394	392
Wells Fargo Commercial Mortgage Trust,
Ser 2016-NXS6, Cl C
4.340%, 11/15/2049(B)	925	899
		15,213

Other Asset-Backed Securities — 0.4%
Towd Point Mortgage Trust, Ser 2026-CES2, Cl A1A
4.720%, 02/25/2066(E)(G)	642	634
Towd Point Mortgage Trust, Ser 2026-FIX1, Cl A1
4.980%, 12/25/2065(E)(G)	179	178
Upgrade Master Pass-Thru Trust, Ser 2026-ST1, Cl A
4.244%, 03/15/2034(E)	646	645
UPSTART Securitization Trust, Ser 2026-1, Cl A1
4.142%, 02/22/2027(E)	619	619
		2,076

Total Mortgage-Backed Securities
(Cost $19,933) ($ Thousands)		19,006

SEI Institutional Managed Trust	245

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 2.9%
Automotive — 1.0%
ACM Auto Trust, Ser 2024-2A, Cl A
6.060%, 02/20/2029(E)	$5	$5
ACM Auto Trust, Ser 2025-1A, Cl A
5.380%, 06/20/2029(E)	63	63
ACM Auto Trust, Ser 2025-2A, Cl A
5.550%, 06/20/2028(E)	280	280
ACM Auto Trust, Ser 2025-3A, Cl A
5.010%, 01/22/2030(E)	115	115
Arivo Acceptance Auto Loan Receivables Trust, Ser 2025-1A, Cl A2
4.920%, 05/15/2029(E)	292	293
AutoNation Finance Trust, Ser 2025-1A, Cl A2
4.720%, 04/10/2028(E)	300	300
Avis Budget Rental Car Funding AESOP, Ser 2023-3A, Cl A
5.440%, 02/22/2028(E)	554	558
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl B
6.120%, 04/20/2028(E)	424	430
Carvana Auto Receivables Trust, Ser 2021- N3, Cl C
1.020%, 06/12/2028	23	23
Carvana Auto Receivables Trust, Ser 2021- N4, Cl D
2.300%, 09/11/2028	44	43
Carvana Auto Receivables Trust, Ser 2021- P4, Cl D
2.610%, 09/11/2028	441	427
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(E)	39	39
Flagship Credit Auto Trust, Ser 2024-3, Cl A
4.880%, 11/15/2028(E)	82	82
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(E)	605	604
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(E)	233	235
Lendbuzz Securitization Trust, Ser 2023- 2A, Cl A2
7.090%, 10/16/2028(E)	100	101
Lendbuzz Securitization Trust, Ser 2025-1A, Cl A2
5.100%, 10/15/2030(E)	388	389
Prestige Auto Receivables Trust, Ser 2025- 1A, Cl A2
4.870%, 12/15/2027(E)	205	206
Research-Driven Pagaya Motor Asset Trust, Ser 2025-4A, Cl A2
5.124%, 04/25/2034(E)	658	660
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/2027(E)	$75	$76
Tricolor Auto Securitization Trust, Ser 2024- 2A, Cl A
6.360%, 12/15/2027(E)	49	46
Tricolor Auto Securitization Trust, Ser 2025- 2A, Cl A
5.120%, 01/16/2029(E)	600	405
		5,380
Credit Cards — 0.2%
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/2030(E)	728	729
Mission Lane Credit Card Master Trust, Ser 2025-A, Cl A
5.800%, 05/15/2030(E)	444	447
		1,176
Mortgage Related Securities — 0.3%
COOPR Residential Mortgage Trust, Ser 2026-CES1, Cl A1A
4.874%, 01/01/2061(E)(G)	480	476
Ellington Financial Mortgage Trust, Ser 2025-CES1, Cl A1A
4.914%, 12/25/2060(E)(G)	210	207
GS Mortgage-Backed Securities Trust, Ser 2026-CES1, Cl A1
4.899%, 05/25/2056(E)(G)	519	515
JP Morgan Mortgage Trust, Ser 2026-CES1, Cl A1A
4.909%, 06/25/2056(E)(G)	443	440
		1,638

Other Asset-Backed Securities — 1.4%
AB Issuer, Ser 2021-1, Cl A2
3.734%, 07/30/2051(E)	794	755
Affirm Asset Securitization Trust, Ser 2025- X1, Cl A
5.080%, 04/15/2030(E)	53	53
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(E)	12	12
College Ave Student Loans, Ser 2021-C, Cl B
2.720%, 07/26/2055(E)	142	131
Dext ABS, Ser 2023-1, Cl A2
5.990%, 03/15/2032(E)	103	104
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(E)	839	813
Eagle RE, Ser 2023-1, Cl M1A
5.662%, SOFR30A + 2.000%, 09/26/2033(B)(E)	50	51

246	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Equify ABS, Ser 2024-1A, Cl A
5.430%, 04/18/2033(E)	$155	$156
FIGRE Trust, Ser 2025-HE8, Cl A
5.206%, 11/25/2055(B)(E)	415	412
FIGRE Trust, Ser 2026-HE1, Cl A
4.982%, 01/25/2056(B)(E)	506	502
FIGRE Trust, Ser 2026-HE2, Cl A
5.049%, 01/25/2056(B)(E)	331	329
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046(E)	189	173
JP Morgan Mortgage Trust, Ser 2025-HE3, Cl A1
5.023%, SOFR30A + 1.350%, 03/20/2056(B)(E)	543	545
MVW, Ser 2021-2A, Cl B
1.830%, 05/20/2039(E)	102	97
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(E)	94	90
Neuberger Berman Loan Advisers CLO, Ser 2025-42A, Cl AR
4.621%, TSFR3M + 0.950%, 07/16/2036(B)(E)	1,141	1,140
Oportun Funding Trust, Ser 2025-1, Cl A
4.960%, 08/16/2032(E)	52	52
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/2031(E)	82	82
Pagaya AI Debt Grantor Trust, Ser 2024-9, Cl B
5.306%, 03/15/2032(E)	338	338
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl A
5.156%, 07/15/2032(B)(E)	77	77
Pagaya AI Debt Grantor Trust, Ser 2025-6, Cl A2
4.497%, 04/15/2033(E)	180	179
Pagaya AI Debt Trust, Ser 2024-3, Cl A
6.258%, 10/15/2031(E)	86	86
Pagaya Point of Sale Holdings Grantor Trust, Ser 2025-1, Cl A
5.715%, 01/20/2034(E)	218	218
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(E)	203	193
SoFi Consumer Loan Program Trust, Ser 2025-4, Cl A
4.240%, 08/25/2035(E)	353	352

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
VFI ABS, Ser 2025-1A, Cl A
4.780%, 06/24/2030(E)	$345	$346
		7,286

Total Asset-Backed Securities
(Cost $15,804) ($ Thousands)		15,480

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
FFCB^
3.880%, SOFR + 0.230%, 08/01/2028(B)	1,100	1,104
3.775%, SOFR + 0.125%, 11/03/2027(B)	600	600
3.740%, SOFR + 0.090%, 02/17/2028(B)	300	300
3.740%, SOFR + 0.090%, 03/09/2028(B)	600	600
3.735%, SOFR + 0.085%, 02/23/2028(B)	300	300
3.705%, SOFR + 0.055%, 07/13/2027(B)	700	700
FHLB^
4.000%, 10/09/2026	300	301
3.880%, SOFR + 0.230%, 07/14/2028(B)	1,000	1,002
3.500%, 09/09/2027	1,100	1,096
3.500%, 03/03/2028	400	398
FHLMC^
3.870%, SOFR + 0.220%, 05/23/2028(B)	1,100	1,102
3.790%, SOFR + 0.140%, 10/16/2026(B)	700	700
3.790%, SOFR + 0.140%, 10/06/2027(B)	1,000	1,001
FNMA^
3.910%, SOFR + 0.260%, 11/05/2027(B)	500	502
3.740%, SOFR + 0.090%, 02/02/2028(B)	1,000	1,000
3.735%, SOFR + 0.085%, 03/06/2028(B)	900	900
3.730%, SOFR + 0.080%, 12/22/2027(B)	500	500

Total U.S. Government Agency Obligations
(Cost $12,099) ($ Thousands)		12,106

SEI Institutional Managed Trust	247

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 0.3%

Braskem Netherlands Finance BV
4.500%, 01/10/2028	$227	$110
Colombia Government International Bond
6.500%, 01/21/2033	375	367
Eagle Funding Luxco Sarl
5.500%, 08/17/2030(E)	390	392
Mexico Government International Bond
5.375%, 03/22/2033	259	253
Romanian Government International Bond
5.750%, 09/16/2030(E)	616	614
Total Sovereign Debt
(Cost $1,834) ($ Thousands)		1,736

	Shares
FOREIGN COMMON STOCK — 0.3%
Belgium — 0.0%
Communication Services — 0.0%
Liberty Global Ltd, Cl A *	2,310	28
Liberty Global Ltd, Cl C *	1,259	15
		43
Cameroon — 0.0%
Energy — 0.0%
Golar LNG Ltd	2,062	111

Canada — 0.1%
Energy — 0.0%
Encore Energy Corp *	6,032	11
Teekay Tankers Ltd, Cl A	353	26
		37

Health Care — 0.1%
Xenon Pharmaceuticals Inc *	1,730	101

Utilities — 0.0%
Brookfield Infrastructure Corp, Cl A	525	20
Brookfield Renewable Corp	498	20
		40
Total Canada		178
Ghana — 0.0%
Energy — 0.0%
Kosmos Energy Ltd *	14,595	40

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Guatemala — 0.0%
Communication Services — 0.0%
Millicom International Cellular SA	890	$67

Ireland — 0.1%
Energy — 0.0%
Ardmore Shipping Corp	1,515	23

Information Technology — 0.1%
Accenture PLC, Cl A	931	185

Total Ireland		208
Mexico — 0.0%
Energy — 0.0%
Borr Drilling Ltd	7,550	43

Monaco — 0.0%
Energy — 0.0%
Scorpio Tankers Inc	912	68

Norway — 0.0%
Energy — 0.0%
FLEX LNG Ltd	616	18
Seadrill Ltd *	1,591	73
SFL Corp Ltd, Cl B	3,000	32
		123
Switzerland — 0.0%
Health Care — 0.0%
CRISPR Therapeutics AG *	339	16

Thailand — 0.0%
Energy — 0.0%
BKV Corp *	209	6

248	SEI Institutional Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
United Kingdom — 0.1%
Energy — 0.1%
TechnipFMC PLC	8,659	$599

Total Foreign Common Stock
(Cost $805) ($ Thousands)		1,502

REGISTERED INVESTMENT COMPANY — 0.2%
Sprott Physical Uranium Trust *	63,400	1,277

Total Registered Investment Company
(Cost $1,065) ($ Thousands)		1,277

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡(D)	408	—
Blueprint Medicines Corp *‡‡(D)	389	—
Investindustrial Advisors, CVR *‡‡	904	—
Novartis AG *‡‡(D)	800	1
Novo Nordisk *‡‡	280	—
Pfizer Inc *‡‡(D)	248	1
Total Rights
(Cost $—) ($ Thousands)		2

Total Investments in Securities — 96.5%
(Cost $437,162) ($ Thousands)		$526,150

	Shares
COMMON STOCK SOLD SHORT— (2.3)%
Communication Services — (0.6)%
Charter Communications Inc, Cl A *	(1,826)	(394)
DoubleVerify Holdings Inc *	(3,661)	(35)
EchoStar Corp, Cl A *	(2,637)	(309)
Fox Corp, Cl A	(4,492)	(262)
Fox Corp, Cl B	(3,412)	(181)
John Wiley & Sons Inc, Cl A	(523)	(20)
Liberty Broadband Corp, Cl A *	(486)	(25)
Liberty Broadband Corp, Cl C *	(2,432)	(122)
Magnite Inc *	(2,975)	(35)
New York Times Co/The, Cl A	(3,409)	(286)
News Corp, Cl A	(8,144)	(203)
News Corp, Cl B	(2,829)	(81)
Nexstar Media Group Inc, Cl A	(576)	(104)
NIQ Global Intelligence PLC *	(1,861)	(21)
Omnicom Group Inc	(7,129)	(537)
Scholastic Corp, Cl B	(668)	(26)
Sirius XM Holdings Inc	(4,586)	(106)
Trade Desk Inc/The, Cl A *	(9,923)	(225)
Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
USA TODAY Co Inc *	(3,944)	$(28)
Versant Media Group Inc *	(2,705)	(100)
		(3,100)
Energy — 0.0%
Core Natural Resources Inc	(208)	(22)

Information Technology — (1.7)%
Advanced Energy Industries Inc	(74)	(24)
Advanced Micro Devices Inc *	(1,094)	(223)
Amphenol Corp, Cl A	(865)	(109)
Analog Devices Inc	(372)	(118)
Apple Inc	(10,530)	(2,672)
Applied Materials	(550)	(188)
Arista Networks Inc *	(733)	(90)
Broadcom Inc	(3,214)	(995)
CDW Corp/DE	(162)	(20)
Ciena Corp *	(133)	(52)
Cisco Systems Inc	(2,725)	(211)
Coherent Corp *	(140)	(33)
Corning Inc, Cl B	(615)	(84)
Credo Technology Group Holding Ltd *	(47)	(4)
Dell Technologies Inc, Cl C	(192)	(31)
Everpure Inc, Cl A *	(336)	(20)
F5 Inc, Cl A *	(41)	(12)
First Solar Inc *	(35)	(7)
Flex Ltd *	(349)	(23)
Hewlett Packard Enterprise Co	(833)	(20)
Intel Corp *	(3,239)	(143)
Jabil Inc	(102)	(27)
Keysight Technologies Inc *	(86)	(24)
KLA Corp	(93)	(137)
Lam Research Corp	(955)	(204)
Lumentum Holdings Inc *	(31)	(22)
MACOM Technology Solutions Holdings Inc *	(100)	(22)
Marvell Technology Inc	(472)	(47)
Microchip Technology Inc	(571)	(37)
Micron Technology Inc	(748)	(253)
MKS Inc	(109)	(25)
Monolithic Power Systems Inc	(30)	(33)
Motorola Solutions Inc	(103)	(45)
NetApp Inc	(194)	(20)
NVIDIA Corp	(16,961)	(2,958)
ON Semiconductor Corp *	(529)	(33)
Qnity Electronics Inc	(236)	(27)
QUALCOMM Inc	(966)	(124)
Sandisk Corp/DE *	(101)	(64)
TD SYNNEX Corp	(61)	(10)
Teledyne Technologies Inc *	(124)	(75)
Teradyne Inc	(158)	(47)
Texas Instruments Inc	(702)	(136)
Western Digital Corp	(283)	(76)

SEI Institutional Managed Trust	249

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Zebra Technologies Corp, Cl A *	(37)	$(8)

		(9,533)

Total Common Stock Sold Short
(Proceeds $11,292) ($ Thousands)		(12,655)
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK SOLD SHORT —0.0%
Thailand — (0.0)%
Information Technology — (0.0)%
Fabrinet *	(48)	$(25)

Total Foreign Common Stock Sold Short
(Proceeds $24) ($ Thousands)		(25)

Total Investments Sold Short — (2.3)%
(Proceeds $11,316) ($ Thousands)		$(12,680)

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bonds	45	Jun-2026	$3,493	$3,321	$(27)
Brent Crude^	47	Apr-2026	3,725	4,886	1,161
Brent Crude^	21	Jun-2026	1,413	1,894	481
Brent Crude^	62	May-2026	5,033	5,962	929
CA Carbon Allowance Vintage^	37	Dec-2026	1,145	1,068	(77)
CA Low Carbon Fuel^	19	Dec-2026	119	118	(1)
Coffee C^	9	May-2026	1,021	1,007	(14)
Copper^	10	May-2026	1,519	1,404	(115)
Corn^	21	May-2026	462	481	19
Corn^	92	Jul-2026	2,163	2,154	(9)
Cotton No. 2^	16	May-2026	522	560	38
Feeder Cattle^	1	May-2026	180	183	3
Gasoline^	27	Apr-2026	2,652	3,633	981
Gold^	15	Jun-2026	7,516	7,018	(498)
Gold^	22	Aug-2026	11,390	10,370	(1,020)
KC HRW Wheat^	9	May-2026	261	286	25
Live Cattle^	14	Jun-2026	1,322	1,362	40
LME Copper^	19	Sep-2026	6,316	5,878	(438)
LME Nickel^	28	Jun-2026	2,939	2,871	(68)
LME Primary Aluminum^	80	Jun-2026	6,516	6,965	449
LME Zinc^	29	Jun-2026	2,377	2,351	(26)
Low Sulphur Gasoil^	44	May-2026	3,879	5,452	1,573
Low Sulphur Gasoil^	11	Jul-2026	737	1,113	376
Mill Wheat^	133	May-2026	1,509	1,569	113
Natural Gas^	4	Jul-2026	138	132	(6)
Natural Gas^	2	Nov-2026	90	90	—
Natural Gas^	57	Apr-2026	1,787	1,643	(144)
NY Harbor ULSD^	3	Jul-2026	308	413	105
NY Harbor ULSD^	1	Jun-2026	142	145	3
NY Harbor ULSD^	22	Apr-2026	3,340	3,801	461
NYMEX Cocoa^	5	May-2026	210	165	(45)
PJM Western Hub Real-Time Peak Mini^	2	Dec-2027	52	58	6
PJM Western Hub Real-Time Peak Mini^	2	Nov-2027	48	43	(5)
PJM Western Hub Real-Time Peak Mini^	2	Oct-2027	48	42	(6)
PJM Western Hub Real-Time Peak Mini^	2	Sep-2027	48	43	(5)

250	SEI Institutional Managed Trust

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
PJM Western Hub Real-Time Peak Mini^	2	Aug-2027	$50	$59	$9
PJM Western Hub Real-Time Peak Mini^	2	Jul-2027	48	67	19
PJM Western Hub Real-Time Peak Mini^	2	Jun-2027	50	46	(4)
PJM Western Hub Real-Time Peak Mini^	2	May-2027	46	38	(8)
PJM Western Hub Real-Time Peak Mini^	2	Apr-2027	50	41	(9)
PJM Western Hub Real-Time Peak Mini^	2	Mar-2027	52	44	(8)
PJM Western Hub Real-Time Peak Mini^	2	Feb-2027	46	61	15
PJM Western Hub Real-Time Peak Mini^	2	Jan-2027	46	70	24
Platinum^	4	Jul-2026	444	394	(50)
Silver^	1	Sep-2026	446	381	(65)
Silver^	5	May-2026	2,190	1,873	(317)
Soybean^	40	Jul-2026	2,195	2,372	177
Soybean^	32	May-2026	1,841	1,874	33
Soybean Meal^	117	May-2026	3,719	3,702	(17)
Soybean Oil^	77	May-2026	2,691	3,183	492
Soybean Oil^	22	Jul-2026	692	909	217
Sugar No. 11^	69	Jun-2026	1,124	1,212	88
Sugar No. 11^	17	May-2026	257	296	39
U.S. 2-Year Treasury Notes	259	Jun-2026	54,116	53,728	(388)
U.S. 5-Year Treasury Notes	371	Jun-2026	40,501	40,134	(367)
Wheat^	18	May-2026	521	554	33
WTI Crude Oil^	87	Apr-2026	7,265	8,820	1,555
WTI Crude Oil^	15	Jul-2026	968	1,224	256
			193,778	199,563	5,983
Short Contracts
Brent Crude^	(13)	Oct-2026	$(851)	$(1,035)	$(184)
Cotton No. 2^	(14)	May-2026	(448)	(490)	(42)
E-Mini S&P Select Sector Consumer Discretionary	(218)	Jun-2026	(50,249)	(48,372)	1,877
Feeder Cattle^	(2)	May-2026	(340)	(366)	(26)
Lean Hogs^	(1)	Jun-2026	(44)	(42)	2
LME Lead^	(39)	Jun-2026	(1,918)	(1,850)	68
MSCI EAFE Index	(33)	Jun-2026	(4,863)	(4,786)	77
NYMEX Cocoa^	(8)	May-2026	(296)	(264)	32
Platinum^	(2)	Jul-2026	(187)	(197)	(10)
S&P 500 Index E-Mini	(45)	Jun-2026	(15,199)	(14,784)	415
U.S. Long Treasury Bonds	(6)	Jun-2026	(706)	(684)	22
U.S. Ultra Long Treasury Bonds	(4)	Jun-2026	(479)	(466)	13
Ultra 10-Year U.S. Treasury Notes	(57)	Jun-2026	(6,474)	(6,471)	3
Wheat^	(43)	May-2026	(1,161)	(1,325)	(164)
			(83,215)	(81,132)	2,083
			$110,563	$118,431	$8,066

A list of the open forward foreign currency contracts held by the Fund at March 31, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	04/16/26	EUR	116	USD	139	$6
Brown Brothers Harriman	04/22/26	AUD	173	USD	120	1
						$7

SEI Institutional Managed Trust	251

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Inflation Managed Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2026 is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX-NA.HY.S45.V1-5Y	5.00%	Quarterly	12/20/2030	$953	$(50)	$(65)	$15
CDX-NAHYS46V1-5Y	5.00%	Quarterly	06/20/2031	950	(45)	(38)	(7)
ITRAXX-AUSTRALIAS45	1.00%	Quarterly	06/20/2031	9,740	(39)	(62)	23
MALAYS-905062	1.00%	Quarterly	06/20/2031	18,090	(438)	(421)	(17)
					$(572)	$(586)	$14

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX-NAHYS45V2-5Y	5.00%	Quarterly	12/20/2030	$943	$49	$43	$6
CDX-NAIGS46V1-5Y	1.00%	Quarterly	06/20/2031	9,740	168	164	4
					$217	$207	$10

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.367%	U.S. CPI	Annually	07/15/2028	USD	13,820	$719	$—	$719
2.401%	U.S. CPI	Annually	07/15/2028	USD	55,859	2,865	—	2,865
1.33%	1D SOFR	Annually	10/25/2026	USD	6,110	83	85	(2)
1.45%	1D SOFR	Annually	11/08/2026	USD	1,490	20	24	(4)
1.455%	1D SOFR	Annually	11/09/2026	USD	1,490	21	24	(3)
2.21%	1D SOFR	Annually	04/04/2027	USD	10,400	154	160	(6)
0.316%	1D SOFR	Annually	06/05/2027	USD	15,800	618	598	20
1.98%	1D SOFR	Annually	07/12/2027	USD	1,075	23	23	—
1.965%	1D SOFR	Annually	06/04/2029	USD	4,220	204	192	12
1.27%	1D SOFR	Annually	09/27/2029	USD	2,230	169	157	12
1.3945%	1D SOFR	Annually	05/21/2031	USD	18,720	1,947	1,904	43
2.4%	1D SOFR	Annually	11/10/2035	USD	1,190	139	89	50
						$6,962	$3,256	$3,706

Percentages are based on Net Assets of $545,307 ($ Thousands).

^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2026.

*	Non-income producing security.
‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Interest rate represents the security's effective yield at the time of purchase.

(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Security, or portion thereof, has been pledged as collateral on securities sold short. The total market value of such securities as of March 31, 2026 was $64,197 ($ Thousands).

(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(E)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2026, the value of these securities amounted to $48,894 ($ Thousands), representing 9.0% of the Net Assets of the Fund.

(F)	Perpetual security with no stated maturity date.

(G)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
U.S. Treasury Obligations	—	276,863	—		276,863
Common Stock	161,037	—	—	^	161,037
Corporate Obligations	—	37,141	—		37,141
Mortgage-Backed Securities	—	19,006	—		19,006
Asset-Backed Securities	—	15,480	—		15,480
U.S. Government Agency Obligations	—	12,106	—		12,106
Sovereign Debt	—	1,736	—		1,736
Foreign Common Stock	1,502	—	—		1,502
Registered Investment Company	1,277	—	—		1,277
Rights	— ^	—	2		2
Total Investments in Securities	163,816	362,332	2		526,150
Securities Sold Short
Common Stock	(12,655)	—	—		(12,655)
Foreign Common Stock	(25)	—	—		(25)
Total Securities Sold Short	(12,680)	—	—		(12,680)

252	SEI Institutional Managed Trust

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	12,229	—	—	12,229
Unrealized Depreciation	(4,163)	—	—	(4,163)
Forward Contracts*
Unrealized Appreciation	—	7	—	7
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	—	48	—	48
Unrealized Depreciation	—	(24)	—	(24)
Interest Rate Swaps*
Unrealized Appreciation	—	3,721	—	3,721
Unrealized Depreciation	—	(15)	—	(15)
Total Other Financial Instruments	8,066	3,737	—	11,803

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ This category includes other Financial Instruments with a value less than $500.

For more information on valuation inputs, see Note 2–Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	253

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Capital Stability Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 29.7%

Communication Services — 3.4%
Alphabet Inc, Cl C	14,819	$4,251
Meta Platforms Inc, Cl A	5,532	3,165
Walt Disney Co/The	75,890	7,314
		14,730
Consumer Discretionary — 0.1%
Amazon.com Inc, Cl A *	2,810	585

Consumer Staples — 0.5%
Walmart Inc	16,400	2,038

Energy — 1.3%
Exxon Mobil Corp	33,500	5,684

Information Technology — 24.4%
Broadcom Inc	45,000	13,928
Microsoft Corp	136,673	50,592
NVIDIA Corp	228,611	39,870
		104,390
Total Common Stock
(Cost $134,396) ($ Thousands)		127,427

	Face Amount (Thousands)
COMMERCIAL PAPER — 27.6%
Consumer Discretiona — 3.1%
General Motors Financial Company, Inc.
3.874%, 04/21/2026 (A)	$8,500	8,480
Hyundai Capital America
3.896%, 04/08/2026 (A)	5,000	4,996
		13,476

Consumer Discretionary — 1.0%
Brunswick Corporation
4.304%, 04/02/2026 (A)	4,500	4,499

Consumer Staples — 2.0%
Constellation Brands, Inc.
3.907%, 05/04/2026 (A)	8,400	8,364

Energy — 2.1%
ONEOK, Inc.
4.165%, 04/20/2026 (A)	4,000	3,991
Ovintiv Inc.
4.273%, 04/10/2026 (A)	4,950	4,944
		8,935

Financials — 6.8%
Banco Santander S.A.
4.066%, 04/06/2026 (A)	8,400	8,394
Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
BlackRock, Inc.
3.888%, 04/13/2026 (A)	$3,300	$3,295
3.855%, 04/01/2026 (A)	5,100	5,100
Brookfield Asset Management Inc.
4.008%, 04/21/2026 (A)	4,450	4,439
Fidelity National Information Services, Inc.
4.024%, 04/14/2026 (A)	7,850	7,838
		29,066

Health Care — 1.6%
Humana Inc.
4.108%, 04/01/2026 (A)	6,800	6,799

Industrials — 1.2%
Canadian Pacific Kansas City Limited
4.172%, 04/16/2026 (A)	5,250	5,240

Information Technology — 3.5%
Oracle Corporation
3.988%, 05/11/2026 (A)	6,600	6,568
Rogers Communications Inc.
3.995%, 04/09/2026 (A)	8,400	8,391
		14,959

Materials — 2.0%
BASF SE
3.988%, 06/05/2026 (A)	3,150	3,126
Crown Holdings, Inc.
4.194%, 04/15/2026 (A)	650	649
Glencore plc
4.134%, 05/08/2026 (A)	600	598
4.006%, 06/01/2026 (A)	4,150	4,121
		8,494

Utilities — 4.3%
Brookfield Infrastructure Partners L.P.
4.028%, 04/07/2026 (A)	7,750	7,744
Duke Energy Corporation
3.866%, 05/05/2026 (A)	2,250	2,241
Entergy Corporation
3.896%, 05/19/2026 (A)	8,500	8,453
		18,438

Total Commercial Paper
(Cost $118,297) ($ Thousands)		118,270

U.S. TREASURY OBLIGATIONS — 22.4%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	2,473	2,667
3.625%, 04/15/2028	2,149	2,260
2.500%, 01/15/2029	1,925	1,997

254	SEI Institutional Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.375%, 01/15/2027	$1,631	$1,660
2.375%, 10/15/2028	5,714	5,915
2.125%, 04/15/2029	5,812	5,967
1.750%, 01/15/2028	2,103	2,133
1.625%, 10/15/2027	5,624	5,710
1.625%, 10/15/2029	6,065	6,160
1.625%, 04/15/2030	6,289	6,352
1.250%, 04/15/2028	5,546	5,567
1.125%, 10/15/2030	6,446	6,389
0.875%, 01/15/2029	3,801	3,772
0.750%, 07/15/2028	4,406	4,393
0.500%, 01/15/2028	5,082	5,041
0.375%, 01/15/2027	3,269	3,275
0.375%, 07/15/2027	4,978	4,976
0.250%, 07/15/2029	4,525	4,401
0.125%, 04/15/2026	1	1
0.125%, 07/15/2026	1	1
0.125%, 10/15/2026	1	1
0.125%, 04/15/2027	5,607	5,575
0.125%, 01/15/2030	5,136	4,915
0.125%, 07/15/2030	5,628	5,357
0.125%, 01/15/2031	1,503	1,413

Total U.S. Treasury Obligations
(Cost $95,327) ($ Thousands)		95,898

	Shares
EXCHANGE-TRADED FUNDS — 2.8%

Equity ETF — 1.0%
Vanguard S&P 500 ETF	7,248	4,331

Fixed Income — 1.8%
Janus Henderson AAA CLO ETF	128,871	6,491
Vanguard Intermediate-Term Corporate Bond ETF	14,435	1,195
Vanguard Long-Term Corporate Bond ETF	866	65
		7,751

Total Exchange-Traded Funds
(Cost $11,799) ($ Thousands)		12,082

	Face Amount (Thousands)
U.S. GOVERNMENT AGENCY OBLIGATION — 1.7%
FHLMC DN
0.000%, 04/01/2026(B)	$7,200	7,199

Total U.S. Government Agency Obligation
(Cost $7,200) ($ Thousands)		7,199
Description	Market Value ($ Thousands)
PURCHASED OPTION — 0.0%
Total Purchased Option
(Cost $33) ($ Thousands)	$33

Total Investments in Securities — 84.2%
(Cost $367,052) ($ Thousands)	$360,909

WRITTEN OPTION — (0.0)%
Total Written Option
(Premiums Received $3) ($ Thousands)	$(3)

SEI Institutional Managed Trust	255

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Multi-Asset Capital Stability Fund (Concluded)

A list of the open futures contracts held by the Fund at March 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bonds	1	Jun-2026	$76	$74	$—
Australian 3-Year Bonds	1	Jun-2026	73	71	—
CAC40 10 Euro Index	9	Apr-2026	830	811	(18)
Canadian 10-Year Bonds	2	Jun-2026	174	172	1
Canadian 10-Year Bonds	85	Jun-2026	7,587	7,310	(150)
DAX Index	2	Jun-2026	1,382	1,316	(66)
Euro STOXX 50	8	Jun-2026	528	506	(22)
Euro-BOBL	63	Jun-2026	8,616	8,379	(144)
Euro-BUND 10-Year Bonds	37	Jun-2026	5,529	5,347	(121)
Euro-OAT	10	Jun-2026	1,387	1,368	(20)
Euro-SCHATZ	15	Jun-2026	1,859	1,828	(16)
FTSE 100 Index	9	Jun-2026	1,251	1,210	(27)
FTSE MIB Index	3	Jun-2026	767	754	(13)
IBEX 35 Index	4	Apr-2026	797	782	(15)
Long GILT 10-Year Bonds	63	Jun-2026	7,890	7,293	(413)
Micro E-Mini Russell 2000 Index	49	Jun-2026	618	616	(2)
MSCI EAFE Index	35	Jun-2026	5,116	5,077	(39)
MSCI Emerging Markets Index	52	Jun-2026	3,931	3,781	(150)
NASDAQ 100 Index E-Mini	99	Jun-2026	4,929	4,735	(194)
Nikkei 225 Index	48	Jun-2026	1,658	1,543	(113)
OMX Stockholm 30	46	Apr-2026	1,494	1,410	(47)
Russell 2000 Index E-Mini	3	Jun-2026	378	377	(1)
S&P 500 Index E-Mini	149	Jun-2026	15,853	15,539	(314)
S&P TSX 60 Index	6	Jun-2026	1,675	1,640	(6)
S&P TSX 60 Index	5	Jun-2026	1,382	1,366	11
SPI 200 Index	22	Jun-2026	3,373	3,207	(59)
U.S. 2-Year Treasury Notes	59	Jun-2026	12,326	12,240	(86)
U.S. 5-Year Treasury Notes	361	Jun-2026	39,575	39,053	(522)
U.S. 10-Year Treasury Notes	152	Jun-2026	17,179	16,878	(301)
U.S. Long Treasury Bonds	4	Jun-2026	454	456	2
			$148,687	$145,139	$(2,845)

A list of the open OTC swap agreements held by the Fund at March 31, 2026 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	Alphabet	ASSET RETURN	INDEX RETURN	Monthly	06/03/2026	USD	4,047	$270	$—	$270
Goldman Sachs	Exxon Mobil	ASSET RETURN	INDEX RETURN	Monthly	05/14/2026	USD	5,143	(532)	—	(532)
Goldman Sachs	Goldman Sachs Weekly Treasury Volatility Carry Strategy	NEGATIVE INDEX RETURN	POSITIVE INDEX RETURN	Quarterly	08/25/2026	USD	3,417	(45)	—	(45)
Goldman Sachs	Goldman Sachs Weekly Treasury Volatility Carry Strategy	ASSET RETURN	INDEX RETURN	Quarterly	03/04/2027	USD	4,304	77	—	77
Goldman Sachs	Meta Platforms	ASSET RETURN	INDEX RETURN	Monthly	05/14/2026	USD	3,191	335	—	335
Goldman Sachs	Microsoft	ASSET RETURN	INDEX RETURN	Monthly	05/14/2026	USD	4,742	382	—	382
Goldman Sachs	Walmart Inc	ASSET RETURN	INDEX RETURN	Monthly	06/17/2026	USD	2,066	27	—	27
Goldman Sachs	Walt Disney Co	ASSET RETURN	INDEX RETURN	Monthly	04/09/2026	USD	8,664	1,422	—	1,422
JPMorgan Chase	Broadcom Inc	ASSET RETURN	1D SOFR + 51BPS	Annually	08/27/2026	USD	13,924	4	—	4
JPMorgan Chase	HYG UP STOCK	ASSET RETURN	SOFR - 50BPS	Annually	04/08/2026	USD	6,000	57	—	57
JPMorgan Chase	HYG UP STOCK	SOFR - 20BPS	ASSET RETURN	Annually	04/09/2026	USD	16,000	(388)	—	(388)
JPMorgan Chase	Microsoft	ASSET RETURN	SOFR + 41.5BPS	Annually	06/18/2026	USD	49,619	3,716	—	3,716

256	SEI Institutional Managed Trust

Total Return Swaps (continued)
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	NVIDIA Corp	ASSET RETURN	SOFR + 43BPS	Annually	08/19/2026	USD	24,697	$860	$—	$860
JPMorgan Chase	NVIDIA Corp	ASSET RETURN	1D SOFR + 51BPS	Annually	08/27/2026	USD	14,555	(261)	—	(261)
								$5,924	$—	$5,924

Percentages are based on Net Assets of $428,586 ($ Thousands).

*	Non-income producing security.

(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Zero coupon security.

The following is a summary of the level of inputs used as of March 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	127,427	—	—	127,427
Commercial Paper	—	118,270	—	118,270
U.S. Treasury Obligations	—	95,898	—	95,898
Exchange-Traded Funds	12,082	—	—	12,082
U.S. Government Agency Obligation	—	7,199	—	7,199
Purchased Option	33	—	—	33
Total Investments in Securities	139,542	221,367	—	360,909

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(3)	—	—	(3)
Futures Contracts*
Unrealized Appreciation	14	—	—	14
Unrealized Depreciation	(2,859)	—	—	(2,859)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	—	7,150	—	7,150
Unrealized Depreciation	—	(1,226)	—	(1,226)
Total Other Financial Instruments	(2,848)	5,924	—	3,076

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2–Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	257

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Portfolio Abbreviations

ABS — Asset-Backed Security

ACWI — All Country World Index

ADR — American Depositary Receipt

AID — Agency for International Development

BUBOR— Budapest Interbank Offered Rate

CETIP— Central of Custody and Financial Settlement of Securities

Cl — Class

CLO — Collateralized Loan Obligation

CMBX — Commercial Mortgage-Backed Index

COP— Certificate of Participation

CVR — Contingent Value Rights

DAC — Designated Activity Company

EAFE — Europe, Australasia and Far East

ESG — Environmental, Social and Governance

ETF — Exchange-Traded Fund

FBIL — Financial Benchmarks India Pvt. Ltd.

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GDR — Global Depositary Receipt

GMAC — General Motors Acceptance Corporation

IBEX— Spanish Stock Exchange Index

JIBAR— Johannesburg Interbank Agreed Rate

JSC — Joint-Stock Company

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

LTD — Limited

MIBOR — Mumbai InterBank Overnight Rate

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN - TIIE — Mexico Interbank 28-Day Interest Rate

NVDR — Non-Voting Depository Receipt

OTC — Over The Counter

PJSC — Public Joint-Stock Company

PRIBOR— Prague Interbank Offered Rate

Ser — Series

SOFR — Secured Overnight Financing Rate

TONAR — Tokyo Overnight Average Rate

WIBOR— Warsaw Interbank Offered Rate

Currency Abbreviations

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Nuevo Sol

PHP— Philippine Peso

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

258	SEI Institutional Managed Trust

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STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2026

	Large Cap Fund	Large Cap Value Fund
Assets:
Investments, at value †	$1,404,174	$1,333,430
Affiliated investments, at value ††	12,626	8,915
Cash and cash equivalents	–	–
Cash pledged as collateral on futures contracts	781	407
Foreign currency, at value †††	–	–
Receivable for fund shares sold	282	91
Receivable for investment securities sold	9,396	7,263
Dividends and interest receivable	1,321	1,861
OTC Swap contracts, at value ††††	–	–
Receivable for Variation Margin on Futures Contracts	304	158
Foreign tax reclaim receivable	87	396
Prepaid expenses	43	39
Total Assets	1,429,014	1,352,560
Liabilities:
Payable for investment securities purchased	9,245	428
Payable for fund shares redeemed	990	1,382
Administration fees payable	309	288
Shareholder servicing fees payable Class F	291	265
Shareholder servicing fees payable Class I	–	–
Due to custodian	2	–
Payable for Licensing fees	–	–
Investment advisory fees payable	446	378
Trustees fees payable	11	10
Chief Compliance Officer fees payable	6	5
Administration servicing fees payable Class I	–	–
Accrued expense payable	165	142
Total Liabilities	11,465	2,898
Net Assets	$1,417,549	$1,349,662
† Cost of investments and repurchase agreements	$822,127	$911,847
†† Cost of affiliated investments	12,626	8,915
††† Cost of foreign currency	–	–

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

260	SEI Institutional Managed Trust

Large Cap	Large Cap	Tax-Managed	S&P 500		Small Cap	Small Cap	Tax-Managed Small/Mid
Growth Fund	Index Fund	Large Cap Fund	Index Fund	Small Cap Fund	Value Fund	Growth Fund	Cap Fund
$1,368,061	$1,145,044	$4,119,559	$1,012,775	$438,771	$289,046	$267,981	$661,621
24,094	22,051	48,387	16,328	5,019	3,279	3,672	10,117
–	–	–	–	–	31	40	638
1,038	1,795	2,200	1,390	354	204	215	612
–	–	122	–	–	–	–	–
148	350	499	290	81	18	24	101
119	–	41,419	–	862	844	828	–
484	658	3,453	555	355	339	57	380
365	–	–	–	–	–	–	–
422	691	857	520	138	80	84	244
5	–	587	9	1	1	–	–
44	34	122	31	13	8	8	20
1,394,780	1,170,623	4,217,205	1,031,898	445,594	293,850	272,909	673,733

–	–	41,357	–	335	–	913	–
1,925	1,175	1,655	265	306	325	239	608
351	90	774	126	83	50	54	143
272	99	763	44	88	53	51	107
–	–	–	7	–	–	–	–
2	8	7	1	–	–	–	–
–	94	–	23	–	–	–	–
399	20	1,445	18	219	144	128	241
11	8	29	7	3	2	2	5
6	5	17	4	2	1	1	3
–	–	–	9	–	–	–	–
167	122	442	111	51	33	31	165
3,133	1,621	46,489	615	1,087	608	1,419	1,272
$1,391,647	$1,169,002	$4,170,716	$1,031,283	$444,507	$293,242	$271,490	$672,461
$733,228	$491,133	$1,635,779	$230,967	$333,306	$226,164	$234,621	$381,223
24,094	22,007	48,387	16,328	5,019	3,279	3,672	10,117
–	–	129	–	–	–	–	–

SEI Institutional Managed Trust	261

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2026

	Large Cap Fund	Large Cap Value Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$759,134	$846,674
Total distributable earnings	658,415	502,988
Net Assets	$1,417,549	$1,349,662
Net Asset Value, Offering and Redemption Price Per Share — Class F	$13.58 ($1,352,887,916 ÷ 99,588,012 shares)	$27.04 ($1,239,607,097 ÷ 45,851,793 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A	$27.11 ($760,689 ÷ 28,057 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$13.61 ($64,661,406 ÷ 4,752,720 shares)	$27.03 ($109,294,165 ÷ 4,043,431 shares)

N/A – Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

262	SEI Institutional Managed Trust

Large Cap	Large Cap	Tax-Managed	S&P 500		Small Cap	Small Cap	Tax-Managed Small/Mid
Growth Fund	Index Fund	Large Cap Fund	Index Fund	Small Cap Fund	Value Fund	Growth Fund	Cap Fund
$656,206	$504,538	$1,442,084	$190,865	$320,758	$211,478	$224,989	$364,133
735,441	664,464	2,728,632	840,418	123,749	81,764	46,501	308,328
$1,391,647	$1,169,002	$4,170,716	$1,031,283	$444,507	$293,242	$271,490	$672,461
$38.75	$20.97	$39.67	$97.10	$12.91	$23.55	$33.36	$23.91
($1,248,546,297 ÷ 32,224,406 shares)	($1,169,002,279 ÷ 55,741,904 shares)	($3,549,518,997 ÷ 89,475,885 shares)	($1,024,092,488 ÷ 10,546,748 shares)	($414,704,283 ÷ 32,118,551 shares)	($250,358,619 ÷ 10,629,061 shares)	($235,953,960 ÷ 7,073,649 shares)	($566,859,595 ÷ 23,711,530 shares)
$35.68	N/A	N/A	$98.06	N/A	$23.21	$30.20	N/A
($1,116,066 ÷ 31,282 shares)			($7,190,934 ÷ 73,331 shares)		($260,515 ÷ 11,226 shares)	($231,277 ÷ 7,657 shares)
$39.31 ($141,984,563 ÷ 3,611,623 shares)	N/A	$39.69 ($621,196,728 ÷ 15,651,336 shares)	N/A	$13.13 ($29,803,006 ÷ 2,270,163 shares)	$23.57 ($42,622,981 ÷ 1,808,269 shares)	$34.34 ($35,304,630 ÷ 1,028,202 shares)	$23.97 ($105,601,591 ÷ 4,405,103 shares)

SEI Institutional Managed Trust	263

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2026

		U.S. Managed
	Mid-Cap Fund	Volatility Fund
Assets:
Investments, at value †	$50,995	$475,879
Affiliated investments, at value ††	770	8,455
Repurchase agreements†	–	–
Cash and cash equivalents	–	–
Cash pledged as collateral on centrally cleared swap contracts	–	–
Cash pledged as collateral on futures contracts	49	293
Foreign currency, at value †††	–	25
Receivable for fund shares sold	6	41
Receivable for investment securities sold	–	–
Dividends and interest receivable	63	584
Unrealized gain on forward foreign currency contracts	–	–
Receivable for Variation Margin on Futures Contracts	19	110
Receivable for Variation Margin on Swap Contracts	–	–
Foreign tax reclaim receivable	–	3
Prepaid expenses	2	15
Total Assets	51,904	485,405
Liabilities:
Administration fees payable	13	119
Shareholder servicing fees payable Class F	10	79
Shareholder servicing fees payable Class I	–	–
Payable for fund shares redeemed	5	461
Payable for investment securities purchased	–	–
Income distribution payable	–	–
Payable for Variation Margin on Swap Contracts	–	–
Payable for Variation Margin on Futures Contracts	–	–
Unrealized loss on foreign currency spot contracts	–	–
Unrealized loss on forward foreign currency contracts	–	–
Investment advisory fees payable	18	121
Trustees fees payable	–	4
Chief Compliance Officer fees payable	–	2
Administration servicing fees payable Class I	–	–
Unfunded commitments on loan participations	–	–
Merger cost payable	–	–
Accrued expense payable	7	61
Total Liabilities	53	847
Net Assets	$51,851	$484,558
† Cost of investments and repurchase agreements	$42,286	$403,880
†† Cost of affiliated investments	770	8,455
††† Cost of foreign currency	–	25

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

264	SEI Institutional Managed Trust

		Tax-Managed
Global Managed	Tax-Managed Managed	International Managed		Core Fixed	High Yield	Conservative
Volatility Fund	Volatility Fund	Volatility Fund	Real Estate Fund	Income Fund	Bond Fund	Income Fund
$680,156	$562,896	$223,701	$74,148	$3,798,166	$1,055,469	$742,010
8,395	7,581	2,483	833	153,150	16,670	–
–	–	–	–	–	–	353,000
5,257	–	1,514	–	3,321	913	696
–	–	–	–	950	–	–
366	171	91	–	3,120	–	–
402	–	618	–	1,057	–	–
143	291	32	160	1,354	530	1,220
–	–	137	77	268,305	4,966	–
1,340	657	868	205	21,037	15,353	2,432
1,252	–	–	–	1,003	17	–
88	64	6	–	467	4	–
–	–	–	–	24	–	–
2,704	11	2,882	–	620	38	–
21	18	7	2	99	26	29
700,124	571,689	232,339	75,425	4,252,673	1,093,986	1,099,387

109	142	75	19	510	169	102
129	109	36	12	673	195	90
–	–	–	–	2	–	–
366	774	176	5	3,245	7,127	4,773
–	825	137	246	627,745	9,880	5,500
–	–	–	–	980	543	519
–	–	–	–	1	–	–
9	–	3	–	354	7	–
–	–	–	–	187	–	–
1	–	–	–	214	–	–
326	167	74	37	643	384	55
5	5	2	1	30	8	7
3	3	1	–	16	4	4
–	–	–	–	2	–	–
–	–	–	–	–	2	–
–	–	–	–	–	468	–
88	76	37	8	541	154	105
1,036	2,101	541	328	635,143	18,941	11,155
$699,088	$569,588	$231,798	$75,097	$3,617,530	$1,075,045	$1,088,232
$568,561	$300,684	$130,057	$57,909	$3,863,489	$1,067,566	$1,095,210
8,395	7,581	2,483	833	153,150	16,670	–
401	–	618	–	942	–	–

SEI Institutional Managed Trust	265

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2026

	Mid-Cap Fund	U.S. Managed Volatility Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$40,410	$389,689
Total distributable earnings (accumulated losses)	11,441	94,869
Net Assets	$51,851	$484,558
Net Asset Value, Offering and Redemption Price Per Share — Class F	$27.58	$13.17
	($45,230,606 ÷ 1,640,180 shares)	($367,704,090 ÷ 27,927,606 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$27.53	$–
	($46,288 ÷ 1,681 shares)(1)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$27.59	$13.16
	($6,573,713 ÷ 238,228 shares)	($116,853,910 ÷ 8,877,460 shares)

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

266	SEI Institutional Managed Trust

		Tax-Managed
Global Managed	Tax-Managed Managed	International Managed		Core Fixed	High Yield	Conservative
Volatility Fund	Volatility Fund	Volatility Fund	Real Estate Fund	Income Fund	Bond Fund	Income Fund
$566,929	$257,320	$150,331	$60,009	$4,324,802	$1,612,256	$1,088,442
132,159	312,268	81,467	15,088	(707,272)	(537,211)	(210)
$699,088	$569,588	$231,798	$75,097	$3,617,530	$1,075,045	$1,088,232
$10.68 ($604,449,154 ÷ 56,580,276 shares)	$15.23 ($502,199,922 ÷ 32,967,601 shares)	$14.12 ($169,925,693 ÷ 12,034,156 shares)	$15.05 ($54,747,401 ÷ 3,637,243 shares)	$9.59 ($3,190,778,351 ÷ 332,611,772 shares)	$5.16 ($901,483,210 ÷ 174,560,555 shares)	$10.00 ($1,079,823,782 ÷ 108,001,259 shares)
$10.18	N/A	N/A	$15.01	$9.58	$4.94	N/A
($11,572 ÷ 1,136 shares)(1)			($43,425 ÷ 2,893 shares)	($2,217,699 ÷ 231,562 shares)	($2,943 ÷ 595 shares)(1)
$10.71 ($94,627,389 ÷ 8,834,472 shares)	$15.23 ($67,387,773 ÷ 4,423,682 shares)	$14.10 ($61,871,967 ÷ 4,387,151 shares)	$15.07 ($20,306,115 ÷ 1,347,856 shares)	$9.60 ($424,533,470 ÷ 44,223,778 shares)	$5.16 ($173,559,224 ÷ 33,611,841 shares)	$10.01 ($8,408,345 ÷ 840,371 shares)

SEI Institutional Managed Trust	267

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2026

Tax-Free Conservative Income Fund
Assets:
Investments, at value †	$207,331
Affiliated investments, at value ††	–
Cash and cash equivalents	60
Due from Broker	–
Cash pledged as collateral on centrally cleared swap contracts	–
Cash pledged as collateral on futures contracts	–
Cash pledged as collateral on securities sold short	–
Foreign currency, at value †††	–
Receivable for fund shares sold	13
Receivable for investment securities sold	–
Dividends and interest receivable	1,124
Unrealized gain on forward foreign currency contracts	–
OTC Swap contracts, at value ††††	–
Receivable for Variation Margin on Futures Contracts	–
Receivable for Variation Margin on Swap Contracts	–
Foreign tax reclaim receivable	–
Prepaid expenses	6
Total Assets	208,534
Liabilities:
Payable for investment securities purchased	8,049
Payable for fund shares redeemed	171
Income distribution payable	76
Administration fees payable	18
Shareholder servicing fees payable Class F	17
Payable for securities sold short@	–
OTC Swap contracts, at value ††††	–
Options and Swaptions written, at value ^^	–
Payable for Variation Margin on Swap Contracts	–
Payable for Variation Margin on Futures Contracts	–
Unrealized loss on foreign currency spot contracts	–
Unrealized loss on forward foreign currency contracts	–
Investment advisory fees payable	10
Trustees fees payable	2
Chief Compliance Officer fees payable	1
Accrued expense payable	24
Total Liabilities	8,368
Net Assets	$200,166
† Cost of investments and repurchase agreements	$207,337
†† Cost of affiliated investments	–
††† Cost of foreign currency	–
†††† Cost (premiums received)	–
^^ Premiums received from written options and swaptions	–
@Proceeds from securities sold short	–

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

268	SEI Institutional Managed Trust

	Dynamic Asset	Multi-Strategy	Multi-Asset	Multi-Asset	Multi-Asset Inflation	Multi-Asset Capital
Real Return Fund	Allocation Fund	Alternative Fund	Accumulation Fund	Income Fund	Managed Fund	Stability Fund
$382,801	$584,762	$201,582	$765,299	$494,689	$526,150	$360,909
2,275	8,780	17,766	–	–	–	–
–	100,588	42,216	279,829	6,848	29,609	55,922
–	–	99	–	–	–	–
–	10,442	367	56,428	1,084	–	–
–	27,329	–	14,140	1,189	5,072	4,477
–	–	9,069	–	–	–	–
–	–	3,025	1,237	205	2	10
142	404	55	328	110	307	87
–	–	5,817	6,062	334	61	3
1,821	1,389	1,245	2,427	4,458	1,424	695
–	–	7	4,551	147	7	–
–	11,226	1	20,566	–	–	7,150
–	6,639	–	16,027	31	1,227	1,211
–	1,624	–	–	51	33	–
–	–	49	404	225	–	–
11	23	7	33	15	16	12
387,050	753,206	281,305	1,167,331	509,386	563,908	430,476

–	–	18,308	–	1,716	1,176	34
273	261	158	882	367	906	334
–	–	–	–	368	–	–
63	186	56	231	99	127	48
30	146	48	234	33	106	35
–	–	27,379	–	–	12,680	–
–	–	–	2,881	–	–	1,226
–	1,313	–	485	–	–	3
–	389	72	19	2	91	–
–	–	–	1,475	118	3,287	27
–	–	1	–	–	–	–
–	–	–	4,573	–	–	–
43	121	155	639	183	153	132
3	6	2	8	4	4	3
2	3	1	5	2	2	2
39	80	36	125	79	69	46
453	2,505	46,216	11,557	2,971	18,601	1,890
$386,597	$750,701	$235,089	$1,155,774	$506,415	$545,307	$428,586
$377,369	$220,927	$199,412	$770,263	$486,045	$437,162	$367,052
2,275	8,780	17,766	–	–	–	–
–	–	2,940	(333)	222	–	9
–	–	3	–	–	–	–
–	(765)	–	314	–	–	(3)
–	–	(29,255)	–	–	(11,316)	–

SEI Institutional Managed Trust	269

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2026

Tax-Free Conservative Income Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$200,163
Total distributable earnings (accumulated losses)	3
Net Assets	$200,166
Net Asset Value, Offering and Redemption Price Per Share — Class F	$10.00
($194,483,187 ÷ 19,447,387 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$10.02
($5,682,833 ÷ 567,060 shares)

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

270	SEI Institutional Managed Trust

	Dynamic Asset	Multi-Strategy	Multi-Asset	Multi-Asset	Multi-Asset Inflation	Multi-Asset Capital
Real Return Fund	Allocation Fund	Alternative Fund	Accumulation Fund	Income Fund	Managed Fund	Stability Fund
$395,009	$374,138	$237,195	$1,858,667	$553,742	$674,476	$420,927
(8,412)	376,563	(2,106)	(702,893)	(47,327)	(129,169)	7,659
$386,597	$750,701	$235,089	$1,155,774	$506,415	$545,307	$428,586
$9.77 ($355,240,511 ÷ 36,342,413 shares)	$15.51 ($673,845,180 ÷ 43,441,008 shares)	$10.16 ($229,020,894 ÷ 22,535,010 shares)	$7.96 ($1,082,808,806 ÷ 136,101,648 shares)	$10.24 ($381,988,474 ÷ 37,316,976 shares)	$8.63 ($502,110,910 ÷ 58,155,492 shares)	$10.14 ($405,877,512 ÷ 40,016,289 shares)
$9.82 ($31,356,113 ÷ 3,191,763 shares)	$15.59 ($76,855,427 ÷ 4,930,924 shares)	$10.15 ($6,068,080 ÷ 597,802 shares)	$8.03 ($72,964,955 ÷ 9,081,969 shares)	$10.23 ($124,426,983 ÷ 12,157,853 shares)	$8.62 ($43,195,983 ÷ 5,008,440 shares)	$10.15 ($22,708,908 ÷ 2,236,839 shares)

SEI Institutional Managed Trust	271

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended March 31, 2026

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Dividends	$10,527	$17,637	$5,470
Income from affiliated investments(1)	288	214	566
Interest income	14	12	623
Less: foreign taxes withheld	(39)	(89)	(13)
Total Investment Income	10,790	17,774	6,646
Expenses:
Investment advisory fees	2,939	2,426	3,066
Administration fees	2,256	2,079	2,288
Shareholder servicing fees Class F	1,801	1,597	1,723
Shareholder servicing fees Class I	–	1	2
Trustees' fees	23	20	23
Chief compliance officer fees	6	5	6
Administration servicing fees Class I	–	1	2
Printing fees	74	64	75
Professional fees	53	47	54
Registration fees	34	30	34
Custodian/Wire agent fees	31	28	32
Pricing fees	9	8	9
Proxy fees	3	2	3
Other expenses	18	16	18
Total Expenses	7,247	6,324	7,335
Less:
Waiver of investment advisory fees	(207)	(166)	(563)
Waiver of shareholder servicing fees Class F	(14)	(13)	(14)
Waiver of shareholder servicing fees Class I	–	–	–
Waiver of administration fees	(375)	(366)	(100)
Net Expenses	6,651	5,779	6,658
Net Investment Income (Loss)	4,139	11,995	(12)
Net Realized Gain (Loss) on:
Investments	115,383	98,360	132,206
Futures contracts	(420)	(297)	(703)
Swap contracts	–	–	9,109
Net Realized Gain (Loss)	114,963	98,063	140,612
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(128,710)	(13,774)	(211,175)
Affiliated investments	–	–	–
Futures contracts	(94)	(29)	(113)
Swap contracts	–	–	914
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	–
Net Change in Unrealized Appreciation (Depreciation)	(128,804)	(13,803)	(210,374)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,702)	$96,255	$(69,774)

(1)	See Note 6 in Notes to Financial Statements.
(2)	Includes realized gains as a result of in-kind transactions (see Note 12 in the Notes to Financial Statements).

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

272	SEI Institutional Managed Trust

Large Cap	Tax-Managed	S&P 500		Small Cap	Small Cap	Tax-Managed Small/Mid
Index Fund	Large Cap Fund	Index Fund	Small Cap Fund	Value Fund	Growth Fund	Cap Fund
$7,232	$32,160	$6,412	$3,116	$2,915	$754	$4,283
390	957	364	71	57	59	130
25	43	24	4	3	2	10
(5)	(198)	(1)	(17)	(17)	–	(26)
7,642	32,962	6,799	3,174	2,958	815	4,397

303	8,669	162	1,495	981	940	2,257
1,815	4,620	1,186	690	453	434	1,042
1,513	4,632	1,338	539	323	315	733
–	–	10	–	–	–	–
17	62	16	7	4	4	10
5	16	4	2	1	1	3
–	–	10	–	–	–	–
56	201	50	22	14	14	33
41	146	36	16	10	10	24
24	92	22	11	7	6	16
24	87	22	9	6	6	14
11	23	8	6	4	3	7
2	8	2	1	1	1	1
73	50	62	6	4	3	8
3,884	18,606	2,928	2,804	1,808	1,737	4,148

(181)	–	(54)	(173)	(118)	(157)	(176)
(908)	(37)	(1,070)	(5)	(3)	(3)	(88)
–	–	(2)	–	–	–	–
(1,263)	(13)	(420)	(193)	(151)	(102)	(275)
1,532	18,556	1,382	2,433	1,536	1,475	3,609
6,110	14,406	5,417	741	1,422	(660)	788

32,568	251,349 (2)	59,987	30,874	24,210	23,522	28,057 (2)
(218)	(940)	(85)	117	63	120	(27)
–	–	–	–	–	–	–
32,350	250,409	59,902	30,991	24,273	23,642	28,030

(59,855)	(270,078)	(84,192)	(17,163)	(5,870)	(26,245)	(19,691)
(13)	–	–	–	–	–	–
(416)	(488)	(495)	(25)	(42)	(37)	52
–	–	–	–	–	–	–
–	(1)	–	–	–	–	–
(60,284)	(270,567)	(84,687)	(17,188)	(5,912)	(26,282)	(19,639)
$(21,824)	$(5,752)	$(19,368)	$14,544	$19,783	$(3,300)	$9,179

SEI Institutional Managed Trust	273

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended March 31, 2026

	Mid-Cap Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund
Investment Income:
Dividends	$430	$5,717	$8,294
Income from affiliated investments(1)	17	107	140
Interest income	–	3	91
Reclaim Income	–	–	–
Less: foreign taxes withheld	(2)	(15)	(1,270)
Total Investment Income	445	5,812	7,255
Expenses:
Investment advisory fees	109	1,431	2,355
Administration fees	82	780	1,087
Shareholder servicing fees Class F	60	490	783
Shareholder servicing fees Class I	–	–	–
Trustees' fees	1	8	11
Chief compliance officer fees	–	2	3
Administration servicing fees Class I	–	–	–
Printing fees	3	26	36
Professional fees	2	19	26
Registration fees	2	13	17
Pricing fees	2	4	7
Custodian/Wire agent fees	1	11	16
Repo Interest	–	–	–
Proxy fees	–	1	1
Merger cost	–	–	–
Other expenses	1	7	14
Total Expenses	263	2,792	4,356
Less:
Waiver of investment advisory fees	–	(569)	(354)
Waiver of shareholder servicing fees Class F	–	(4)	(6)
Waiver of administration fees	(2)	(160)	(478)
Net Expenses	261	2,059	3,518
Net Investment Income	184	3,753	3,737
Net Realized Gain (Loss) on:
Investments	6,777	23,502	25,800
Futures contracts	10	(23)	111
Foreign currency translation	–	(2)	(66)
Forward foreign currency contracts	–	–	3,312
Purchased options and swaptions	–	–	–
Swap contracts	–	–	–
Net Realized Gain (Loss)	6,787	23,477	29,157
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(5,299)	(23,235)	(16,899)
Futures contracts	7	(40)	(18)
Purchased options and swaptions	–	–	–
Swap contracts	–	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	1	(157)
Forward foreign currency contracts	–	–	1,875
Net Change in Unrealized Appreciation (Depreciation)	(5,292)	(23,274)	(15,199)
Net Increase in Net Assets Resulting from Operations	$1,679	$3,956	$17,695

(1)	See Note 6 in Notes to Financial Statements.

(2)	Includes realized gains as a result of in-kind transactions (see Note 12 in the Notes to Financial Statements).

(3)	Income is from the investment of collateral in an affiliated security.

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

274	SEI Institutional Managed Trust

Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund	Real Estate Fund	Core Fixed Income Fund	High Yield Bond Fund	Conservative Income Fund	Tax-Free Conservative Income Fund
$6,324	$3,277	$780	$–	$503	$–	$–
195	39	23	2,339	557	–	–
5	61	–	78,464	90,880	21,469	2,552
–	185	–	–	–	–	–
(24)	(726)	–	(1)	–	–	–
6,500	2,836	803	80,802	91,940	21,469	2,552

1,733	747	242	4,900	2,732	528	100
945	437	111	2,970	1,121	1,057	201
686	212	69	3,921	1,182	1,305	243
–	–	–	3	–	–	–
10	3	1	57	16	15	3
3	1	–	15	4	4	1
–	–	–	3	–	–	–
33	10	3	186	52	47	10
24	8	2	131	39	34	7
16	5	2	77	30	21	5
4	6	1	210	116	15	6
14	28	1	71	23	20	4
–	–	–	–	1	–	–
1	–	–	6	2	2	–
–	–	–	–	468	–	–
8	5	1	44	13	12	3
3,477	1,462	433	12,594	5,799	3,060	583

(651)	(259)	(33)	(1,267)	(428)	(211)	(40)
(5)	(2)	(1)	(31)	(9)	(783)	(146)
(75)	(63)	–	–	(106)	(470)	(96)
2,746	1,138	399	11,296	5,256	1,596	301
3,754	1,698	404	69,506	86,684	19,873	2,251

58,746 (2)	7,203	604	5,176	(33,988)	–	–
(239)	44	–	165	86	–	–
–	(43)	–	287	355	–	–
–	14	–	(42)	(2)	–	–
–	–	–	(441)	–	–	–
–	–	–	3	–	–	–
58,507	7,218	604	5,148	(33,549)	–	–

(51,282)	11,431	(100)	(43,105)	(51,126)	(534)	(78)
(25)	(19)	–	(3,164)	(16)	–	–
–	–	–	406	–	–	–
–	–	–	32	–	–	–
–	(69)	–	(201)	(6)	–	–
–	–	–	755	10	–	–
(51,307)	11,343	(100)	(45,277)	(51,138)	(534)	(78)
$10,954	$20,259	$908	$29,377	$1,997	$19,339	$2,173

SEI Institutional Managed Trust	275

STATEMENTS OF OPERATIONS/CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six month period ended March 31, 2026

	Real Return Fund	Dynamic Asset Allocation Fund
Investment Income:
Dividends	$–	$3,535
Income from affiliated investments(1)	35	172
Interest income	5,739	3,105
Less: foreign taxes withheld	–	(8)
Total Investment Income	5,774	6,804
Expenses:
Shareholder servicing fees Class F	439	896
Investment advisory fees	419	2,412
Administration fees	381	1,206
Trustees' fees	6	12
Chief compliance officer fees	1	3
Printing fees	18	39
Professional fees	13	28
Registration fees	8	18
Custodian/Wire agent fees	8	13
Pricing fees	3	7
Proxy fees	1	1
Dividend and interest expense on securities sold short	–	–
Interest expense	–	–
Other expenses	4	10
Total Expenses	1,301	4,645
Less:
Waiver of investment advisory fees	(171)	(1,663)
Waiver of shareholder servicing fees Class F	(263)	–
Waiver of administration fees	(18)	(56)
Net Expenses	849	2,926
Net Investment Income	4,925	3,878
Net Realized Gain (Loss) on:
Investments	70	41,599
Securities sold short	–	–
Futures contracts	–	(3,942)
Foreign currency translation	–	1
Forward foreign currency contracts	–	–
Purchased options and swaptions	–	2,677
Written options and swaptions	–	–
Swap contracts	–	(2,041)
Net Realized Gain (Loss)	70	38,294
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,415)	(58,170)
Securities sold short	–	–
Futures contracts	–	(7,412)
Purchased options and swaptions	–	(144)
Written options and swaptions	–	(1,286)
Swap contracts	–	4,363
Foreign capital gains tax	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	151
Forward foreign currency contracts	–	–
Net Change in Unrealized Appreciation (Depreciation)	(1,415)	(62,498)
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,580	$(20,326)

(1)	See Note 6 in Notes to Financial Statements.

Amounts designated as "—" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

276	SEI Institutional Managed Trust

Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund
$3,911	$138	$2,729	$1,927	$731
341	–	–	–	–
5,570	15,462	13,119	6,910	5,371
(13)	–	(141)	–	(7)
9,809	15,600	15,707	8,837	6,095

290	1,365	482	600	522
1,786	4,370	1,557	1,434	880
357	1,748	779	782	660
4	17	8	8	7
1	5	2	2	2
12	57	25	26	22
9	41	18	19	16
5	26	12	12	10
5	17	12	13	5
24	16	68	36	5
–	2	1	1	1
497	–	–	80	–
353	–	–	–	–
3	22	10	10	9
3,346	7,686	2,974	3,023	2,139

(876)	(640)	(468)	(568)	(88)
(2)	–	(289)	–	(313)
(14)	(410)	(195)	(67)	(374)
2,454	6,636	2,022	2,388	1,364
7,355	8,964	13,685	6,449	4,731

4,958	5,483	2,346	4,707	9,776
621	–	–	(819)	–
–	47,784	(25)	27,405	2,653
8	(1,234)	(10)	(12)	3
1	7,828	16	6	–
(22)	–	6	171	(33)
10	–	–	–	–
12	35,777	165	661	(1,590)
5,588	95,638	2,498	32,119	10,809

(4,213)	(15,629)	(2,228)	11,254	(12,542)
3,012	–	–	735	–
–	(47,413)	690	4,226	(4,141)
8	6	–	–	–
(3)	(171)	–	–	–
11	19,524	(315)	(191)	5,577
–	–	17	–	–
114	2,239	(10)	(1)	–
5	(2,243)	146	7	–
(1,066)	(43,687)	(1,700)	16,030	(11,106)
$11,877	$60,915	$14,483	$54,598	$4,434

SEI Institutional Managed Trust	277

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2026 (Unaudited) and the year ended September 30,

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
	2026	2025	2026	2025	2026	2025
Operations:
Net investment income (loss)	$4,139	$11,194	$11,995	$25,849	$(12)	$469
Net realized gain	114,963	246,318	98,063	162,782	140,612	288,097
Net change in unrealized appreciation (depreciation)	(128,804)	(25,551)	(13,803)	(39,651)	(210,374)	36,759
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,702)	231,961	96,255	148,980	(69,774)	325,325
Distributions:
Class F:	(251,293)	(237,598)	(156,450)	(100,471)	(265,213)	(265,235)
Class I:	N/A	N/A	(96)	(111)	(242)	(523)
Class Y:	(11,548)	(9,836)	(13,326)	(7,616)	(29,487)	(24,996)
Total Distributions	(262,841)	(247,434)	(169,872)	(108,198)	(294,942)	(290,754)
Capital Share Transactions:(2)
Class F:
Proceeds from shares issued	66,722	106,659	41,057	130,023	56,963	146,863
Reinvestment of dividends & distributions	230,308	218,322	146,712	94,446	246,532	247,739
Cost of shares redeemed	(183,357)	(397,733)	(165,946)	(245,105)	(186,204)	(371,354)
Net increase (decrease) from Class F transactions	113,673	(72,752)	21,823	(20,636)	117,291	23,248
Class I:
Proceeds from shares issued	N/A	N/A	14	235	46	426
Reinvestment of dividends & distributions	N/A	N/A	73	89	203	460
Cost of shares redeemed	N/A	N/A	(841)	(221)	(1,397)	(578)
Net increase (decrease) from Class I transactions	N/A	N/A	(754)	103	(1,148)	308
Class Y:
Proceeds from shares issued	6,580	11,328	6,876	25,605	11,881	35,362
Reinvestment of dividends & distributions	10,831	9,156	12,475	7,085	27,569	23,084
Cost of shares redeemed	(10,277)	(15,099)	(7,230)	(28,372)	(15,161)	(42,500)
Net increase (decrease) from Class Y transactions	7,134	5,385	12,121	4,318	24,289	15,946
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	120,807	(67,367)	33,190	(16,215)	140,432	39,502
Net Increase (Decrease) in Net Assets	(151,736)	(82,840)	(40,427)	24,567	(224,284)	74,073
Net Assets
Beginning of period	1,569,285	1,652,125	1,390,089	1,365,522	1,615,931	1,541,858
End of period	$1,417,549	$1,569,285	$1,349,662	$1,390,089	$1,391,647	$1,615,931

(1)	Includes realized gains as a result of in-kind transactions (see Note 12 in the Notes to Financial Statements).

(2)	See Note 7 in Notes to Financial Statements for additional information.

(3)	Includes redemptions as a result of in-kind transactions (see Note 12 in the Notes to Financial Statements).

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

278	SEI Institutional Managed Trust

Large Cap Index Fund		Tax-Managed Large Cap Fund				S&P 500 Index Fund		Small Cap Fund
2026	2025	2026		2025		2026	2025	2026	2025
$6,110	$12,184	$14,406		$34,330		$5,417	$10,837	$741	$2,270
32,350	58,530	250,409	(1)	755,310	(1)	59,902	85,418	30,991	49,314
(60,284)	119,704	(270,567)		(285,196)		(84,687)	68,507	(17,188)	(13,531)
(21,824)	190,418	(5,752)		504,444		(19,368)	164,762	14,544	38,053

(58,401)	(53,212)	(45,221)		(291,441)		(85,495)	(114,694)	(40,948)	(57,697)
N/A	N/A	N/A		N/A		(598)	(812)	N/A	N/A
N/A	N/A	(8,340)		(48,813)		N/A	N/A	(2,746)	(3,607)
(58,401)	(53,212)	(53,561)		(340,254)		(86,093)	(115,506)	(43,694)	(61,304)

97,438	159,474	526,992		1,195,262		100,360	91,623	15,149	34,865
55,957	50,952	36,827		243,245		66,819	98,021	38,099	53,782
(136,484)	(299,031)	(680,898	)(3)	(1,614,635	)(3)	(118,416)	(180,861)	(52,291)	(184,631)
16,911	(88,605)	(117,079)		(176,128)		48,763	8,783	957	(95,984)

N/A	N/A	N/A		N/A		583	1,077	N/A	N/A
N/A	N/A	N/A		N/A		540	712	N/A	N/A
N/A	N/A	N/A		N/A		(1,210)	(1,055)	N/A	N/A
N/A	N/A	N/A		N/A		(87)	734	N/A	N/A

N/A	N/A	40,586		35,357		N/A	N/A	3,594	4,775
N/A	N/A	6,545		41,472		N/A	N/A	2,350	3,073
N/A	N/A	(32,379)		(83,742)		N/A	N/A	(2,780)	(20,772)
N/A	N/A	14,752		(6,913)		N/A	N/A	3,164	(12,924)
16,911	(88,605)	(102,327)		(183,041)		48,676	9,517	4,121	(108,908)
(63,314)	48,601	(161,640)		(18,851)		(56,785)	58,773	(25,029)	(132,159)

1,232,316	1,183,715	4,332,356		4,351,207		1,088,068	1,029,295	469,536	601,695
$1,169,002	$1,232,316	$4,170,716		$4,332,356		$1,031,283	$1,088,068	$444,507	$469,536

SEI Institutional Managed Trust	279

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2026 (Unaudited) and the year ended September 30,

	Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund
	2026	2025	2026	2025	2026		2025
Operations:
Net investment income (loss)	$1,422	$3,481	$(660)	$(1,186)	$788		$4,147
Net realized gain	24,273	33,317	23,642	32,811	28,030	(1)	139,747	(1)
Net change in unrealized appreciation (depreciation)	(5,912)	(14,602)	(26,282)	(13,570)	(19,639)		(97,606)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,783	22,196	(3,300)	18,055	9,179		46,288
Distributions:
Class F:	(20,724)	(46,210)	(23,684)	(17,448)	(23,178)		(117,176)
Class I:	(21)	(87)	(24)	(24)	N/A		N/A
Class Y:	(3,553)	(6,880)	(3,515)	(2,205)	(4,388)		(20,241)
Total Distributions	(24,298)	(53,177)	(27,223)	(19,677)	(27,566)		(137,417)
Capital Share Transactions:(2)
Class F:
Proceeds from shares issued	7,048	29,672	9,388	28,206	38,221		125,228
Reinvestment of dividends & distributions	19,068	42,647	21,488	15,940	18,965		96,589
Cost of shares redeemed	(28,721)	(114,577)	(25,750)	(113,823)	(63,284	)(3)	(323,710	)(3)
Net increase (decrease) from Class F transactions	(2,605)	(42,258)	5,126	(69,677)	(6,098)		(101,893)
Class I:
Proceeds from shares issued	8	14	90	15	N/A		N/A
Reinvestment of dividends & distributions	17	78	19	20	N/A		N/A
Cost of shares redeemed	(289)	(30)	(109)	(127)	N/A		N/A
Net increase (decrease) from Class I transactions	(264)	62	–	(92)	N/A		N/A
Class Y:
Proceeds from shares issued	2,313	9,043	1,903	6,883	4,033		8,190
Reinvestment of dividends & distributions	2,904	5,830	3,062	2,050	3,576		17,057
Cost of shares redeemed	(4,005)	(9,976)	(3,080)	(6,900)	(7,593)		(22,828)
Net increase (decrease) from Class Y transactions	1,212	4,897	1,885	2,033	16		2,419
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(1,657)	(37,299)	7,011	(67,736)	(6,082)		(99,474)
Net Increase (Decrease) in Net Assets	(6,172)	(68,280)	(23,512)	(69,358)	(24,469)		(190,603)
Net Assets
Beginning of period	299,414	367,694	295,002	364,360	696,930		887,533
End of period	$293,242	$299,414	$271,490	$295,002	$672,461		$696,930

*	U.S. Managed Volatility Fund Class I closed on November 6, 2025.
(1)	Includes realized gains as a result of in-kind transactions (see Note 12 in the Notes to Financial Statements).

(2)	See Note 7 in Notes to Financial Statements for additional information.

(3)	Includes redemptions as a result of in-kind transactions (see Note 12 in the Notes to Financial Statements).

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

280	SEI Institutional Managed Trust

Mid-Cap Fund		U.S. Managed Volatility Fund*		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund				Tax-Managed International Managed Volatility Fund
2026	2025	2026	2025	2026	2025	2026		2025		2026	2025
$184	$154	$3,753	$8,716	$3,737	$10,282	$3,754		$8,880		$1,698	$6,122
6,787	7,773	23,477	75,046	29,157	58,574	58,507	(1)	228,646	(1)	7,218	31,022
(5,292)	(1,981)	(23,274)	(35,489)	(15,199)	5,274	(51,307)		(192,158)		11,343	(6,627)
1,679	5,946	3,956	48,273	17,695	74,130	10,954		45,368		20,259	30,517

(8,302)	(5,448)	(55,715)	(64,492)	(51,678)	(55,211)	(110,921)		(129,638)		(4,750)	(7,533)
(8)	(22)	(2)	(96)	(1)	(45)	N/A		N/A		N/A	N/A
(1,148)	(668)	(18,814)	(23,493)	(8,235)	(9,397)	(17,834)		(20,556)		(1,836)	(2,487)
(9,458)	(6,138)	(74,531)	(88,081)	(59,914)	(64,653)	(128,755)		(150,194)		(6,586)	(10,020)

2,188	5,528	19,942	36,237	31,398	61,466	96,827		225,773		3,794	38,202
7,467	5,043	47,888	55,584	44,145	47,432	92,731		106,345		3,798	6,214
(22,544)	(20,547)	(62,479)	(120,863)	(86,142)	(190,816)	(174,929	)(3)	(384,094	)(3)	(15,814)	(138,194)
(12,889)	(9,976)	5,351	(29,042)	(10,599)	(81,918)	14,629		(51,976)		(8,222)	(93,778)

1	54	–	–	–	–	N/A		N/A		N/A	N/A
8	23	2	97	1	46	N/A		N/A		N/A	N/A
(259)	(50)	(716)	–	(602)	(2)	N/A		N/A		N/A	N/A
(250)	27	(714)	97	(601)	44	N/A		N/A		N/A	N/A

4,476	3,702	3,665	18,765	4,338	8,487	5,156		9,220		1,598	4,307
1,122	654	18,296	19,635	7,683	7,723	14,905		15,598		1,308	1,824
(5,842)	(5,280)	(24,322)	(64,931)	(12,202)	(36,211)	(34,782)		(26,574)		(3,194)	(12,732)
(244)	(924)	(2,361)	(26,531)	(181)	(20,001)	(14,721)		(1,756)		(288)	(6,601)
(13,383)	(10,873)	2,276	(55,476)	(11,381)	(101,875)	(92)		(53,732)		(8,510)	(100,379)
(21,162)	(11,065)	(68,299)	(95,284)	(53,600)	(92,398)	(117,893)		(158,558)		5,163	(79,882)

73,013	84,078	552,857	648,141	752,688	845,086	687,481		846,039		226,635	306,517
$51,851	$73,013	$484,558	$552,857	$699,088	$752,688	$569,588		$687,481		$231,798	$226,635

SEI Institutional Managed Trust	281

STATEMENTS OF CHANGES IN NET ASSETS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2026 (Unaudited) and the year ended September 30,

	Real Estate Fund		Core Fixed Income Fund		High Yield Bond Fund
	2026	2025	2026	2025	2026	2025
Operations:
Net investment income	$404	$1,492	$69,506	$138,531	$86,684	$102,106
Net realized gain (loss)	604	7,240	5,148	(99,939)	(33,549)	(36,935)
Net change in unrealized appreciation (depreciation)	(100)	(10,007)	(45,277)	44,182	(51,138)	14,727
Net Increase (Decrease) in Net Assets Resulting from Operations	908	(1,275)	29,377	82,774	1,997	79,898
Distributions:
Class F:	(5,175)	(3,154)	(55,897)	(112,026)	(43,725)	(74,461)
Class I:	(5)	(12)	(38)	(93)	–	–
Class Y:	(1,865)	(798)	(8,076)	(15,380)	(8,383)	(13,878)
Total Distributions	(7,045)	(3,964)	(64,011)	(127,499)	(52,108)	(88,339)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	2,794	10,265	325,770	446,905	118,398	235,660
Reinvestment of dividends & distributions	4,519	2,779	51,725	103,392	39,549	67,118
Cost of shares redeemed	(2,648)	(17,471)	(269,450)	(636,761)	(187,417)	(318,511)
Net increase (decrease) from Class F transactions	4,665	(4,427)	108,045	(86,464)	(29,470)	(15,733)
Class I:
Proceeds from shares issued	1	2	7	78	–	–
Reinvestment of dividends & distributions	5	12	31	77	–	–
Cost of shares redeemed	(182)	–	(472)	(398)	–	–
Net increase (decrease) from Class I transactions	(176)	14	(434)	(243)	–	–
Class Y:
Proceeds from shares issued	2,585	6,649	52,381	94,455	11,252	48,492
Reinvestment of dividends & distributions	1,843	797	7,356	14,675	8,015	13,500
Cost of shares redeemed	(1,292)	(2,123)	(50,595)	(85,682)	(14,811)	(57,319)
Net increase (decrease) from Class Y transactions	3,136	5,323	9,142	23,448	4,456	4,673
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	7,625	910	116,753	(63,259)	(25,014)	(11,060)
Net Increase (Decrease) in Net Assets	1,488	(4,329)	82,119	(107,984)	(75,125)	(19,501)
Net Assets
Beginning of period	73,609	77,938	3,535,411	3,643,395	1,150,170	1,169,671
End of period	$75,097	$73,609	$3,617,530	$3,535,411	$1,075,045	$1,150,170

(1)	See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

282	SEI Institutional Managed Trust

Conservative Income Fund		Tax-Free Conservative Income Fund		Real Return Fund		Dynamic Asset Allocation Fund
2026	2025	2026	2025	2026	2025	2026	2025
$19,873	$40,004	$2,251	$5,594	$4,925	$14,243	$3,878	$8,673
–	(61)	–	–	70	(845)	38,294	128,274
(534)	(75)	(78)	(18)	(1,415)	5,776	(62,498)	13,003
19,339	39,868	2,173	5,576	3,580	19,174	(20,326)	149,950

(19,617)	(39,547)	(2,176)	(5,395)	(6,993)	(10,909)	(125,195)	(76,679)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(239)	(453)	(75)	(224)	(607)	(822)	(16,130)	(7,897)
(19,856)	(40,000)	(2,251)	(5,619)	(7,600)	(11,731)	(141,325)	(84,576)

555,345	966,647	40,317	123,548	32,760	49,291	45,757	51,698
16,349	32,662	1,708	4,013	6,198	9,620	117,687	71,961
(486,338)	(715,794)	(40,818)	(116,392)	(30,707)	(74,178)	(81,497)	(182,734)
85,356	283,515	1,207	11,169	8,251	(15,267)	81,947	(59,075)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

7,411	4,504	231	3,870	4,331	7,932	8,299	23,718
229	428	68	204	500	753	15,325	7,286
(10,102)	(4,232)	(2,361)	(5,198)	(2,651)	(4,795)	(22,476)	(36,157)
(2,462)	700	(2,062)	(1,124)	2,180	3,890	1,148	(5,153)
82,894	284,215	(855)	10,045	10,431	(11,377)	83,095	(64,228)
82,377	284,083	(933)	10,002	6,411	(3,934)	(78,556)	1,146

1,005,855	721,772	201,099	191,097	380,186	384,120	829,257	828,111
$1,088,232	$1,005,855	$200,166	$201,099	$386,597	$380,186	$750,701	$829,257

SEI Institutional Managed Trust	283

STATEMENTS OF CHANGES IN NET ASSETS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2026 (Unaudited) and the year ended September 30,

	Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund
	2026	2025	2026	2025
Operations:
Net investment income	$7,355	$10,385	$8,964	$35,264
Net realized gain (loss)	5,588	1,266	95,638	10,359
Net change in unrealized appreciation (depreciation)	(1,066)	6,187	(43,687)	(2,568)
Net Increase in Net Assets Resulting from Operations	11,877	17,838	60,915	43,055
Distributions:
Class F:	(11,244)	(13,184)	(30,882)	(24,353)
Class Y:	(299)	(337)	(2,248)	(1,862)
Total Distributions	(11,543)	(13,521)	(33,130)	(26,215)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	9,216	17,309	55,791	85,724
Reinvestment of dividends & distributions	9,838	11,590	27,201	21,481
Cost of shares redeemed	(25,632)	(60,607)	(121,938)	(264,779)
Net decrease from Class F transactions	(6,578)	(31,708)	(38,946)	(157,574)
Class Y:
Proceeds from shares issued	360	475	6,043	12,663
Reinvestment of dividends & distributions	275	310	2,153	1,784
Cost of shares redeemed	(441)	(1,284)	(11,165)	(31,960)
Net increase (decrease) from Class Y transactions	194	(499)	(2,969)	(17,513)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(6,384)	(32,207)	(41,915)	(175,087)
Net Increase (Decrease) in Net Assets	(6,050)	(27,890)	(14,130)	(158,247)
Net Assets
Beginning of period	241,139	269,029	1,169,904	1,328,151
End of period	$235,089	$241,139	$1,155,774	$1,169,904

(1)	See Note 7 in Notes to Financial Statements for additional information.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

284	SEI Institutional Managed Trust

Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund
2026	2025	2026	2025	2026	2025
$13,685	$28,948	$6,449	$17,578	$4,731	$16,021
2,498	(4,239)	32,119	12,572	10,809	578
(1,700)	9,517	16,030	(7,076)	(11,106)	1,759
14,483	34,226	54,598	23,074	4,434	18,358

(11,024)	(20,940)	(20,516)	(16,121)	(7,756)	(33,934)
(3,849)	(7,069)	(1,865)	(1,276)	(442)	(1,802)
(14,873)	(28,009)	(22,381)	(17,397)	(8,198)	(35,736)

24,998	51,014	27,200	40,734	25,390	42,734
9,085	17,333	18,512	14,596	5,839	25,849
(51,327)	(91,570)	(52,665)	(124,389)	(49,163)	(107,241)
(17,244)	(23,223)	(6,953)	(69,059)	(17,934)	(38,658)

8,758	13,790	3,981	8,650	1,144	1,517
3,788	6,962	1,819	1,239	420	1,719
(21,652)	(26,612)	(4,841)	(7,708)	(1,710)	(4,611)
(9,106)	(5,860)	959	2,181	(146)	(1,375)
(26,350)	(29,083)	(5,994)	(66,878)	(18,080)	(40,033)
(26,740)	(22,866)	26,223	(61,201)	(21,844)	(57,411)

533,155	556,021	519,084	580,285	450,430	507,841
$506,415	$533,155	$545,307	$519,084	$428,586	$450,430

SEI Institutional Managed Trust	285

STATEMENT OF CASH FLOWS (Unaudited) ($ Thousands)

For the six month period ended March 31, 2026

High Yield Bond Fund
Cash Flows from Operating Activities:
Net Increase in Net Assets from Operations	$1,997
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Cash (Used in)/Provided by Operating Activities:
Purchase of Investment Securities	(804,042)
Proceeds from Disposition of Investment Securities	801,455
Amortization (Accretion of Market Discount)	(10,318)
Net Realized (Gain) Loss on:
Investments	33,988
Net Change in Unrealized (Appreciation) Depreciation on:
Investments ,	51,126
Changes in Assets:
Receivable for Investment Securities Sold	4,278
Dividends and Interest Receivable	1,142
Unrealized Gain on Foreign Currency Contracts	(10)
Receivable for Variation Margin on Futures Contracts	(4)
Foreign Tax Reclaim receivable	47
Prepaid Expenses	(7)
Changes in Liabilities:
Payable for Investment Securities Purchased	(8,712)
Merger cost	468
Administration Fees Payable	(10)
Shareholder Servicing Fees Payable	(3)
Trustee Fees Payable	8
Payable for Variation Margin on Futures Contracts	7
Investment Advisory Fees Payable	(4)
Unfunded bank loans	2
Chief Compliance Officer fees payable	1
Accrued Expenses Payable	31
Net Cash Provided by Operating Activities	71,440
Cash Flows from Financing Activities
Dividends and Distributions	(52,118)
Proceeds from Shares Issued	129,761
Reinvestment of Dividends and Distributions	47,564
Cost of Shares Redeemed	(195,817)
Net Cash Used in Financing Activities	(70,610)
Net Change in Cash	830
Cash at Beginning of Period	$83
Cash at End of Period	$913

The accompanying notes are an integral part of the financial statements.

286	SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2026 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#	Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Large Cap Fund
Class F
2026	$16.56	$0.04	$(0.12)	$(0.08)	$(0.05)	$(2.85)	$(2.90)	$13.58	(0.84)%	$1,352,888	0.89%	0.97%	0.54%	18%
2025	16.79	0.11	2.29	2.40	(0.11)	(2.52)	(2.63)	16.56	16.18	1,499,780	0.90 (2)	0.99	0.72	42
2024	13.55	0.12	4.07	4.19	(0.12)	(0.83)	(0.95)	16.79	32.33	1,588,186	0.89	0.97	0.78	34
2023	12.66	0.12	2.09	2.21	(0.09)	(1.23)	(1.32)	13.55	18.19	1,565,195	0.89	0.97	0.89	26
2022	17.51	0.12	(2.62)	(2.50)	(0.10)	(2.25)	(2.35)	12.66	(17.25)	1,519,963	0.89	0.95	0.75	39
2021	13.95	0.10	4.00	4.10	(0.12)	(0.42)	(0.54)	17.51	29.93	2,050,558	0.89	0.95	0.63	33
Class Y
2026	$16.58	$0.06	$(0.11)	$(0.05)	$(0.07)	$(2.85)	$(2.92)	$13.61	(0.64)%	$64,661	0.64%	0.72%	0.79%	18%
2025	16.81	0.15	2.29	2.44	(0.15)	(2.52)	(2.67)	16.58	16.45	69,505	0.65 (3)	0.74	0.96	42
2024	13.57	0.15	4.08	4.23	(0.16)	(0.83)	(0.99)	16.81	32.61	63,939	0.65	0.72	1.02	34
2023	12.66	0.15	2.11	2.26	(0.12)	(1.23)	(1.35)	13.57	18.59	52,696	0.64	0.72	1.14	26
2022	17.52	0.15	(2.62)	(2.47)	(0.14)	(2.25)	(2.39)	12.66	(17.08)	49,941	0.64	0.70	0.95	39
2021	13.95	0.15	4.00	4.15	(0.16)	(0.42)	(0.58)	17.52	30.33	109,909	0.64	0.70	0.88	33
Large Cap Value Fund
Class F
2026	$28.69	$0.24	$1.69	$1.93	$(0.24)	$(3.34)	$(3.58)	$27.04	7.13%	$1,239,607	0.85%	0.93%	1.71%	11%
2025	27.89	0.51	2.51	3.02	(0.53)	(1.69)	(2.22)	28.69	11.78	1,285,618	0.89	0.95	1.92	28
2024	23.86	0.52	5.21	5.73	(0.43)	(1.27)	(1.70)	27.89	25.09	1,268,429	0.89	0.93	2.04	15
2023	23.02	0.52	2.70	3.22	(0.61)	(1.77)	(2.38)	23.86	14.03	1,110,985	0.89	0.93	2.11	22
2022	27.27	0.49	(3.07)	(2.58)	(0.48)	(1.19)	(1.67)	23.02	(10.30)	1,068,126	0.89	0.93	1.81	24
2021	20.11	0.46	7.16	7.62	(0.46)	–	(0.46)	27.27	38.21	1,322,518	0.89	0.93	1.80	29
Class I
2026	$28.75	$0.20	$1.69	$1.89	$(0.19)	$(3.34)	$(3.53)	$27.11	6.97%	$761	1.07%	1.18%	1.43%	11%
2025	27.94	0.45	2.52	2.97	(0.47)	(1.69)	(2.16)	28.75	11.55	1,555	1.11	1.20	1.69	28
2024	23.90	0.47	5.21	5.68	(0.37)	(1.27)	(1.64)	27.94	24.81	1,393	1.11	1.18	1.83	15
2023	23.05	0.46	2.72	3.18	(0.56)	(1.77)	(2.33)	23.90	13.79	1,323	1.11	1.18	1.87	22
2022	27.30	0.43	(3.07)	(2.64)	(0.42)	(1.19)	(1.61)	23.05	(10.52)	2,111	1.11	1.18	1.57	24
2021	20.13	0.40	7.18	7.58	(0.41)	–	(0.41)	27.30	37.93	3,060	1.11	1.18	1.58	29
Class Y
2026	$28.69	$0.27	$1.68	$1.95	$(0.27)	$(3.34)	$(3.61)	$27.03	7.22%	$109,294	0.61%	0.68%	1.96%	11%
2025	27.88	0.58	2.51	3.09	(0.59)	(1.69)	(2.28)	28.69	12.10	102,916	0.64	0.70	2.17	28
2024	23.86	0.58	5.20	5.78	(0.49)	(1.27)	(1.76)	27.88	25.36	95,700	0.64	0.68	2.30	15
2023	23.02	0.58	2.70	3.28	(0.67)	(1.77)	(2.44)	23.86	14.32	124,219	0.64	0.68	2.35	22
2022	27.27	0.56	(3.07)	(2.51)	(0.55)	(1.19)	(1.74)	23.02	(10.06)	174,123	0.64	0.68	2.06	24
2021	20.11	0.52	7.16	7.68	(0.52)	–	(0.52)	27.27	38.55	203,964	0.64	0.68	2.05	29

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.
~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.
(1)	Per share calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	287

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2026 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Large Cap Growth Fund
Class F
2026	$50.36	$(0.01)	$(2.05)	$(2.06)	$(0.13)	$(9.42)	$(9.55)	$38.75	(4.75)%	$1,248,546	0.89%		0.98%	(0.03)%	21%
2025	49.54	–	10.39	10.39	(0.45)	(9.12)	(9.57)	50.36	23.47	1,459,232	0.90	(2)	1.00	0.01	63
2024	40.64	0.04	15.52	15.56	–	(6.66)	(6.66)	49.54	42.71	1,405,182	0.89		0.98	0.09	65
2023	34.86	0.04	8.46	8.50	(0.04)	(2.68)	(2.72)	40.64	25.88	1,190,786	0.89		0.98	0.11	67
2022	51.97	(0.02)	(10.34)	(10.36)	(0.01)	(6.74)	(6.75)	34.86	(23.91)	1,110,117	0.89		0.97	(0.04)	61
2021	45.29	(0.13)	11.07	10.94	(0.03)	(4.23)	(4.26)	51.97	25.80	1,515,191	0.89		0.97	(0.26)	42
Class I
2026	$47.05	$(0.06)	$(1.89)	$(1.95)	$–	$(9.42)	$(9.42)	$35.68	(4.85)%	$1,116	1.11%		1.23%	(0.29)%	21%
2025	46.89	(0.09)	9.75	9.66	(0.38)	(9.12)	(9.50)	47.05	23.19	2,558	1.13	(3)	1.25	(0.21)	63
2024	38.86	(0.06)	14.75	14.69	–	(6.66)	(6.66)	46.89	42.39	2,259	1.11		1.23	(0.14)	65
2023	33.49	(0.04)	8.10	8.06	(0.01)	(2.68)	(2.69)	38.86	25.61	1,913	1.11		1.23	(0.10)	67
2022	50.26	(0.13)	(9.90)	(10.03)	–	(6.74)	(6.74)	33.49	(24.08)	2,094	1.11		1.22	(0.30)	61
2021	43.99	(0.23)	10.73	10.50	–	(4.23)	(4.23)	50.26	25.53	4,178	1.11		1.22	(0.49)	42
Class Y
2026	$51.00	$0.05	$(2.08)	$(2.03)	$(0.24)	$(9.42)	$(9.66)	$39.31	(4.65)%	$141,985	0.65%		0.73%	0.22%	21%
2025	50.05	0.12	10.50	10.62	(0.55)	(9.12)	(9.67)	51.00	23.78	154,141	0.66	(4)	0.75	0.26	63
2024	40.91	0.15	15.65	15.80	–	(6.66)	(6.66)	50.05	43.06	134,417	0.64		0.73	0.34	65
2023	35.03	0.14	8.50	8.64	(0.08)	(2.68)	(2.76)	40.91	26.22	143,901	0.64		0.73	0.37	67
2022	52.11	0.10	(10.41)	(10.31)	(0.03)	(6.74)	(6.77)	35.03	(23.73)	187,533	0.64		0.72	0.22	61
2021	45.35	(0.01)	11.08	11.07	(0.08)	(4.23)	(4.31)	52.11	26.10	223,901	0.64		0.72	(0.02)	42
Large Cap Index Fund
Class F
2026	$22.48	$0.11	$(0.53)	$(0.42)	$(0.10)	$(0.99)	$(1.09)	$20.97	(1.99)%	$1,169,002	0.25%		0.64%	1.01%	3%
2025	20.06	0.22	3.15	3.37	(0.22)	(0.73)	(0.95)	22.48	17.35	1,232,316	0.27	(5)	0.66	1.06	4
2024	15.02	0.22	5.04	5.26	(0.22)	–	(0.22)	20.06	35.30	1,183,715	0.25		0.64	1.24	4
2023	12.60	0.20	2.42	2.62	(0.20)	–	(0.20)	15.02	20.90	1,009,373	0.25		0.63	1.38	7
2022	15.47	0.18	(2.82)	(2.64)	(0.18)	(0.05)	(0.23)	12.60	(17.38)	901,688	0.25		0.64	1.20	13
2021	11.98	0.17	3.48	3.65	(0.16)	–	(0.16)	15.47	30.64	1,090,118	0.25		0.64	1.18	9
Tax-Managed Large Cap Fund
Class F
2026	$40.24	$0.13	$(0.20)	$(0.07)	$(0.14)	$(0.36)	$(0.50)	$39.67	(0.20)%	$3,549,519	0.89%		0.89%	0.63%	9%
2025	38.76	0.30	4.30	4.60	(0.29)	(2.83)	(3.12)	40.24	12.79	3,716,758	0.90	(2)	0.92	0.80	14
2024	31.64	0.30	8.52	8.82	(0.31)	(1.39)	(1.70)	38.76	28.77	3,751,577	0.89		0.90	0.85	15
2023	28.50	0.31	4.84	5.15	(0.32)	(1.69)	(2.01)	31.64	18.44	3,266,630	0.89		0.90	0.98	15
2022	35.12	0.31	(5.11)	(4.80)	(0.29)	(1.53)	(1.82)	28.50	(14.72)	3,182,189	0.89		0.89	0.91	22
2021	27.26	0.29	8.28	8.57	(0.30)	(0.41)	(0.71)	35.12	31.84	4,061,063	0.89		0.89	0.90	14
Class Y
2026	$40.26	$0.18	$(0.21)	$(0.03)	$(0.18)	$(0.36)	$(0.54)	$39.69	(0.08)%	$621,197	0.64%		0.64%	0.88%	9%
2025	38.78	0.39	4.30	4.69	(0.38)	(2.83)	(3.21)	40.26	13.06	615,598	0.65	(4)	0.67	1.05	14
2024	31.65	0.38	8.53	8.91	(0.39)	(1.39)	(1.78)	38.78	29.12	599,630	0.64		0.65	1.10	15
2023	28.52	0.39	4.83	5.22	(0.40)	(1.69)	(2.09)	31.65	18.69	521,526	0.64		0.65	1.23	15
2022	35.14	0.40	(5.11)	(4.71)	(0.38)	(1.53)	(1.91)	28.52	(14.49)	428,109	0.64		0.64	1.16	22
2021	27.27	0.37	8.28	8.65	(0.37)	(0.41)	(0.78)	35.14	32.18	516,304	0.64		0.64	1.14	14

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.
~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.
(1)	Per share calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.

(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.25%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

288	SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2026 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
S&P 500 Index Fund
Class F
2026	$107.49	$0.52	$(2.38)	$(1.86)	$(0.50)	$(8.03)	$(8.53)	$97.10	(1.95)%	$1,024,092	0.25%		0.54%	1.01%	6%
2025	103.06	1.06	15.32	16.38	(1.09)	(10.86)	(11.95)	107.49	17.27	1,080,059	0.27	(2)	0.56	1.08	3
2024	79.28	1.15	26.52	27.67	(1.16)	(2.73)	(3.89)	103.06	35.98	1,022,391	0.25		0.54	1.27	3
2023	72.34	1.09	13.50	14.59	(1.09)	(6.56)	(7.65)	79.28	21.31	860,788	0.25		0.54	1.41	5
2022	92.42	1.08	(13.98)	(12.90)	(1.04)	(6.14)	(7.18)	72.34	(15.68)	740,552	0.25		0.54	1.23	3
2021	75.64	1.04	20.61	21.65	(1.04)	(3.83)	(4.87)	92.42	29.73	981,074	0.25		0.54	1.20	5
Class I
2026	$108.47	$0.32	$(2.41)	$(2.09)	$(0.29)	$(8.03)	$(8.32)	$98.06	(2.14)%	$7,191	0.65%		0.79%	0.61%	6%
2025	103.90	0.67	15.46	16.13	(0.70)	(10.86)	(11.56)	108.47	16.79	8,009	0.67	(3)	0.81	0.68	3
2024	79.90	0.79	26.75	27.54	(0.81)	(2.73)	(3.54)	103.90	35.44	6,904	0.65		0.79	0.86	3
2023	72.85	0.79	13.61	14.40	(0.79)	(6.56)	(7.35)	79.90	20.83	5,217	0.65		0.79	1.01	5
2022	93.01	0.73	(14.09)	(13.36)	(0.66)	(6.14)	(6.80)	72.85	(16.02)	4,815	0.65		0.79	0.83	3
2021	76.11	0.69	20.75	21.44	(0.71)	(3.83)	(4.54)	93.01	29.21	6,913	0.65		0.79	0.80	5
Small Cap Fund
Class F
2026	$13.82	$0.02	$0.41	$0.43	$(0.05)	$(1.29)	$(1.34)	$12.91	3.13%	$414,704	1.07%		1.23%	0.31%	35%
2025	14.45	0.06	1.08	1.14	(0.09)	(1.68)	(1.77)	13.82	8.47	441,054	1.13	(4)	1.25	0.46	80
2024	11.90	0.07	2.98	3.05	(0.07)	(0.43)	(0.50)	14.45	26.28	558,859	1.14		1.23	0.55	106
2023	10.83	0.04	1.14	1.18	(0.04)	(0.07)	(0.11)	11.90	10.86	495,148	1.14		1.23	0.29	106
2022	16.29	0.04	(2.34)	(2.30)	(0.01)	(3.15)	(3.16)	10.83	(17.98)	493,393	1.14		1.23	0.28	111
2021	10.74	0.01	5.56	5.57	(0.02)	–	(0.02)	16.29	51.86	653,372	1.14		1.23	0.09	139
Class Y
2026	$14.03	$0.04	$0.41	$0.45	$(0.06)	$(1.29)	$(1.35)	$13.13	3.28%	$29,803	0.82%		0.99%	0.56%	35%
2025	14.64	0.10	1.10	1.20	(0.13)	(1.68)	(1.81)	14.03	8.78	28,482	0.88	(5)	1.00	0.71	80
2024	12.06	0.11	3.00	3.11	(0.10)	(0.43)	(0.53)	14.64	26.49	42,836	0.89		0.98	0.81	106
2023	10.97	0.07	1.16	1.23	(0.07)	(0.07)	(0.14)	12.06	11.18	24,180	0.89		0.98	0.54	106
2022	16.46	0.07	(2.36)	(2.29)	(0.05)	(3.15)	(3.20)	10.97	(17.78)	21,121	0.89		0.98	0.52	111
2021	10.85	0.05	5.60	5.65	(0.04)	–	(0.04)	16.46	52.15	28,977	0.89		0.98	0.34	139

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.
~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.
(1)	Per share calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.25%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.65%.

(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.12%.

(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.87%.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	289

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2026 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Small Cap Value Fund
Class F
2026	$23.97	$0.11	$1.45	$1.56	$(0.13)	$(1.85)	$(1.98)	$23.55	6.62%	$250,359	1.05%		1.23%	0.91%	24%
2025	26.73	0.27	1.65	1.92	(0.30)	(4.38)	(4.68)	23.97	8.12	256,837	1.10	(2)	1.25	1.16	48
2024	22.34	0.29	4.84	5.13	(0.29)	(0.45)	(0.74)	26.73	23.36	325,968	1.14		1.23	1.18	57
2023	20.77	0.28	2.60	2.88	(0.28)	(1.03)	(1.31)	22.34	13.98	295,920	1.14		1.23	1.24	39
2022	27.04	0.21	(4.29)	(4.08)	(0.18)	(2.01)	(2.19)	20.77	(16.59)	289,279	1.14		1.23	0.82	42
2021	17.07	0.14	9.98	10.12	(0.15)	–	(0.15)	27.04	59.43	364,946	1.14		1.23	0.56	80
Class I
2026	$23.63	$0.07	$1.45	$1.52	$(0.09)	$(1.85)	$(1.94)	$23.21	6.54%	$260	1.27%		1.48%	0.58%	24%
2025	26.42	0.21	1.63	1.84	(0.25)	(4.38)	(4.63)	23.63	7.87	527	1.32	(3)	1.50	0.94	48
2024	22.09	0.24	4.78	5.02	(0.24)	(0.45)	(0.69)	26.42	23.08	512	1.36		1.48	0.98	57
2023	20.55	0.23	2.56	2.79	(0.22)	(1.03)	(1.25)	22.09	13.70	481	1.36		1.48	1.01	39
2022	26.76	0.13	(4.21)	(4.08)	(0.12)	(2.01)	(2.13)	20.55	(16.77)	819	1.36		1.48	0.53	42
2021	16.90	0.09	9.87	9.96	(0.10)	–	(0.10)	26.76	59.05	1,900	1.36		1.48	0.35	80
Class Y
2026	$23.98	$0.14	$1.46	$1.60	$(0.16)	$(1.85)	$(2.01)	$23.57	6.79%	$42,623	0.81	%(4)	0.98%	1.16%	24%
2025	26.74	0.33	1.65	1.98	(0.36)	(4.38)	(4.74)	23.98	8.40	42,050	0.85	(5)	1.00	1.42	48
2024	22.36	0.35	4.83	5.18	(0.35)	(0.45)	(0.80)	26.74	23.60	41,214	0.89		0.98	1.42	57
2023	20.78	0.33	2.61	2.94	(0.33)	(1.03)	(1.36)	22.36	14.32	46,649	0.89		0.98	1.46	39
2022	27.06	0.27	(4.29)	(4.02)	(0.25)	(2.01)	(2.26)	20.78	(16.40)	57,741	0.89		0.98	1.07	42
2021	17.08	0.20	9.99	10.19	(0.21)	–	(0.21)	27.06	59.84	67,188	0.89		0.98	0.82	80
Small Cap Growth Fund
Class F
2026	$37.33	$(0.09)	$(0.36)	$(0.45)	$(0.02)	$(3.50)	$(3.52)	$33.36	(1.30)%	$235,954	1.05%		1.23%	(0.49)%	79%
2025	37.46	(0.16)	2.54	2.38	(0.02)	(2.49)	(2.51)	37.33	6.35	257,410	1.10	(2)	1.25	(0.44)	155
2024	28.97	(0.09)	8.58	8.49	–	–	–	37.46	29.31	328,673	1.11		1.23	(0.27)	192
2023	27.01	(0.10)	2.07	1.97	(0.01)	–	(0.01)	28.97	7.31	275,327	1.11		1.23	(0.34)	175
2022	45.89	(0.06)	(9.02)	(9.08)	–	(9.80)	(9.80)	27.01	(25.22)	276,600	1.11		1.23	(0.18)	172
2021	32.60	(0.20)	13.49	13.29	–	–	–	45.89	40.77	382,281	1.11		1.23	(0.45)	196
Class I
2026	$34.16	$(0.12)	$(0.34)	$(0.46)	$–	$(3.50)	$(3.50)	$30.20	(1.45)%	$231	1.30%		1.48%	(0.73)%	79%
2025	34.54	(0.22)	2.33	2.11	–	(2.49)	(2.49)	34.16	6.09	258	1.36	(6)	1.47	(0.68)	155
2024	26.78	(0.16)	7.92	7.76	–	–	–	34.54	28.98	363	1.36		1.48	(0.53)	192
2023	25.02	(0.15)	1.91	1.76	–	–	–	26.78	7.03	347	1.36		1.48	(0.56)	175
2022	43.32	(0.15)	(8.35)	(8.50)	–	(9.80)	(9.80)	25.02	(25.41)	850	1.36		1.48	(0.45)	172
2021	30.85	(0.29)	12.76	12.47	–	–	–	43.32	40.42	1,717	1.36		1.48	(0.70)	196
Class Y
2026	$38.36	$(0.04)	$(0.38)	$(0.42)	$(0.10)	$(3.50)	$(3.60)	$34.34	(1.18)%	$35,305	0.80%		0.98%	(0.24)%	79%
2025	38.44	(0.07)	2.60	2.53	(0.12)	(2.49)	(2.61)	38.36	6.61	37,334	0.85	(5)	1.00	(0.18)	155
2024	29.66	(0.01)	8.79	8.78	–	–	–	38.44	29.60	35,324	0.86		0.98	(0.02)	192
2023	27.66	(0.03)	2.12	2.09	(0.09)	–	(0.09)	29.66	7.58	32,368	0.86		0.98	(0.10)	175
2022	46.65	0.02	(9.21)	(9.19)	–	(9.80)	(9.80)	27.66	(25.01)	32,503	0.86		0.98	0.07	172
2021	33.06	(0.09)	13.68	13.59	–	–	–	46.65	41.11	44,407	0.86		0.98	(0.20)	196

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.
~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.
(1)	Per share calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.09%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.31%.

(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.80%.

(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.84%.

(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.34%.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

290	SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2026 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Tax-Managed Small/Mid Cap Fund
Class F
2026	$24.56	$0.02	$0.31	$0.33	$(0.05)	$(0.93)	$(0.98)	$23.91	1.32%	$566,860	1.07%		1.29%	0.19%	22%
2025	27.82	0.13	1.66	1.79	(0.12)	(4.93)	(5.05)	24.56	6.98	588,508	1.11		1.25	0.55	36
2024	22.53	0.10	5.96	6.06	(0.11)	(0.66)	(0.77)	27.82	27.39	768,484	1.11		1.23	0.38	57
2023	20.64	0.10	2.00	2.10	(0.12)	(0.09)	(0.21)	22.53	10.21	671,322	1.11		1.23	0.43	62
2022	28.01	0.08	(4.83)	(4.75)	(0.05)	(2.57)	(2.62)	20.64	(18.96)	691,835	1.11		1.23	0.33	58
2021	19.41	0.03	8.61	8.64	(0.04)	–	(0.04)	28.01	44.52	917,919	1.11		1.23	0.10	71
Class Y
2026	$24.62	$0.05	$0.30	$0.35	$(0.07)	$(0.93)	$(1.00)	$23.97	1.42%	$105,601	0.85%		1.04%	0.42%	22%
2025	27.88	0.19	1.66	1.85	(0.18)	(4.93)	(5.11)	24.62	7.20	108,422	0.89		1.00	0.79	36
2024	22.58	0.15	5.97	6.12	(0.16)	(0.66)	(0.82)	27.88	27.65	119,049	0.89		0.98	0.60	57
2023	20.68	0.15	2.01	2.16	(0.17)	(0.09)	(0.26)	22.58	10.49	101,798	0.89		0.98	0.65	62
2022	28.07	0.14	(4.85)	(4.71)	(0.11)	(2.57)	(2.68)	20.68	(18.81)	88,914	0.89		0.98	0.55	58
2021	19.45	0.08	8.63	8.71	(0.09)	–	(0.09)	28.07	44.81	112,357	0.89		0.98	0.32	71
Mid-Cap Fund
Class F
2026	$32.52	$0.10	$0.90	$1.00	$(0.10)	$(5.84)	$(5.94)	$27.58	3.55%	$45,231	0.98%		0.99%	0.65%	45%
2025	32.37	0.06	2.72	2.78	(0.23)	(2.40)	(2.63)	32.52	9.05	64,959	0.99	(2)	1.00	0.19	62
2024	25.31	0.19	7.01	7.20	(0.14)	–	(0.14)	32.37	28.55	74,756	0.98		0.99	0.65	61
2023	22.81	0.15	2.53	2.68	(0.18)	–	(0.18)	25.31	11.77	69,549	0.98		0.99	0.60	67
2022	32.65	0.18	(4.20)	(4.02)	(0.14)	(5.68)	(5.82)	22.81	(15.67)	65,124	0.98		0.98	0.64	95
2021	23.59	0.15	9.13	9.28	(0.22)	–	(0.22)	32.65	39.49	78,488	0.98		0.98	0.49	163
Class I
2026	$32.42	$0.01	$0.97	$0.98	$(0.03)	$(5.84)	$(5.87)	$27.53	3.48%	$46	1.20	%(3)	1.24%	0.05%	45%
2025	32.28	(0.01)	2.71	2.70	(0.16)	(2.40)	(2.56)	32.42	8.79	309	1.22	(4)	1.25	(0.03)	62
2024	25.23	0.12	7.01	7.13	(0.08)	–	(0.08)	32.28	28.31	283	1.20		1.24	0.40	61
2023	22.75	0.09	2.52	2.61	(0.13)	–	(0.13)	25.23	11.50	309	1.20		1.23	0.37	67
2022	32.59	0.10	(4.18)	(4.08)	(0.08)	(5.68)	(5.76)	22.75	(15.88)	311	1.20		1.23	0.37	95
2021	23.55	0.09	9.11	9.20	(0.16)	–	(0.16)	32.59	39.19	669	1.20		1.23	0.28	163
Class Y
2026	$32.54	$0.13	$0.90	$1.03	$(0.14)	$(5.84)	$(5.98)	$27.59	3.64%	$6,574	0.74%		0.74%	0.91%	45%
2025	32.39	0.13	2.73	2.86	(0.31)	(2.40)	(2.71)	32.54	9.32	7,745	0.75	(5)	0.75	0.42	62
2024	25.32	0.26	7.02	7.28	(0.21)	–	(0.21)	32.39	28.90	9,039	0.73		0.74	0.88	61
2023	22.82	0.21	2.53	2.74	(0.24)	–	(0.24)	25.32	12.04	4,385	0.73		0.74	0.84	67
2022	32.67	0.25	(4.21)	(3.96)	(0.21)	(5.68)	(5.89)	22.82	(15.48)	3,559	0.73		0.73	0.92	95
2021	23.61	0.22	9.13	9.35	(0.29)	–	(0.29)	32.67	39.80	3,667	0.73		0.73	0.71	163

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.
~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.
(1)	Per share calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.98%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.19%.

(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.20%.

(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.73%.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	291

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2026 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
U.S. Managed Volatility Fund
Class F
2026	$15.19	$0.10	$(0.01)	$0.09	$(0.10)	$(2.01)	$(2.11)	$13.17	0.68%	$367,704	0.85%		1.14%	1.38%	14%
2025	16.31	0.21	1.01	1.22	(0.22)	(2.12)	(2.34)	15.19	8.57	415,233	0.90	(2)	1.15	1.41	68
2024	14.88	0.27	3.10	3.37	(0.29)	(1.65)	(1.94)	16.31	24.92	474,145	0.90		1.23	1.79	54
2023	15.00	0.27	1.30	1.57	(0.26)	(1.43)	(1.69)	14.88	10.23	577,827	0.90		1.23	1.75	49
2022	17.64	0.30	(1.16)	(0.86)	(0.29)	(1.49)	(1.78)	15.00	(5.98)	642,383	0.90		1.23	1.76	48
2021	16.14	0.25	2.91	3.16	(0.26)	(1.40)	(1.66)	17.64	20.39	749,637	0.90		1.23	1.43	50
Class Y
2026	$15.19	$0.11	$(0.01)	$0.10	$(0.12)	$(2.01)	$(2.13)	$13.16	0.73%	$116,854	0.60%		0.89%	1.63%	14%
2025	16.31	0.25	1.01	1.26	(0.26)	(2.12)	(2.38)	15.19	8.84	136,889	0.65	(3)	0.90	1.65	68
2024	14.88	0.30	3.11	3.41	(0.33)	(1.65)	(1.98)	16.31	25.25	173,318	0.65		0.98	2.02	54
2023	15.01	0.31	1.29	1.60	(0.30)	(1.43)	(1.73)	14.88	10.44	166,352	0.65		0.98	1.99	49
2022	17.65	0.34	(1.15)	(0.81)	(0.34)	(1.49)	(1.83)	15.01	(5.73)	154,562	0.65		0.98	2.01	48
2021	16.15	0.29	2.92	3.21	(0.31)	(1.40)	(1.71)	17.65	20.68	200,659	0.65		0.98	1.69	50
Global Managed Volatility Fund
Class F
2026	$11.35	$0.05	$0.20	$0.25	$(0.11)	$(0.81)	$(0.92)	$10.68	2.38%	$604,449	1.00%		1.24%	1.00%	21%
2025	11.20	0.14	0.89	1.03	(0.19)	(0.69)	(0.88)	11.35	10.01	651,558	1.09	(4)	1.25	1.26	78
2024	9.69	0.18	1.89	2.07	(0.17)	(0.39)	(0.56)	11.20	22.27	725,695	1.11		1.24	1.74	85
2023	9.55	0.17	0.98	1.15	(0.53)	(0.48)	(1.01)	9.69	12.23	662,758	1.11		1.24	1.70	84
2022	11.78	0.15	(1.03)	(0.88)	(0.13)	(1.22)	(1.35)	9.55	(9.19)	710,669	1.11		1.23	1.35	88
2021	10.40	0.12	1.37	1.49	(0.09)	(0.02)	(0.11)	11.78	14.40	881,712	1.11		1.23	1.07	80
Class I
2026	$10.94	$(0.04)	$0.09	$0.05	$–	$(0.81)	$(0.81)	$10.18	0.61%	$12	1.66%		1.46%	(0.67)%	21%
2025	10.83	0.11	0.85	0.96	(0.16)	(0.69)	(0.85)	10.94	9.75	625	1.34	(5)	1.50	1.03	78
2024	9.40	0.14	1.83	1.97	(0.15)	(0.39)	(0.54)	10.83	21.86	571	1.37		1.49	1.46	85
2023	9.28	0.14	0.96	1.10	(0.50)	(0.48)	(0.98)	9.40	12.07	467	1.36		1.49	1.45	84
2022	11.48	0.10	(0.98)	(0.88)	(0.10)	(1.22)	(1.32)	9.28	(9.37)	416	1.36		1.48	0.88	88
2021	10.15	0.09	1.33	1.42	(0.07)	(0.02)	(0.09)	11.48	14.01	1,041	1.36		1.48	0.83	80
Class Y
2026	$11.39	$0.07	$0.20	$0.27	$(0.14)	$(0.81)	$(0.95)	$10.71	2.54%	$94,627	0.76%		0.99%	1.24%	21%
2025	11.24	0.17	0.88	1.05	(0.21)	(0.69)	(0.90)	11.39	10.26	100,505	0.84	(6)	1.00	1.52	78
2024	9.73	0.20	1.90	2.10	(0.20)	(0.39)	(0.59)	11.24	22.51	118,820	0.86		0.99	1.95	85
2023	9.58	0.19	1.00	1.19	(0.56)	(0.48)	(1.04)	9.73	12.62	118,429	0.86		0.99	1.95	84
2022	11.81	0.18	(1.04)	(0.86)	(0.15)	(1.22)	(1.37)	9.58	(8.95)	105,301	0.86		0.98	1.60	88
2021	10.43	0.15	1.37	1.52	(0.12)	(0.02)	(0.14)	11.81	14.65	127,801	0.86		0.98	1.31	80

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.
~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.
(1)	Per share calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.08%.

(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.33%.

(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.83%.

The accompanying notes are an integral part of the financial statements.

292	SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2026 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Tax-Managed Managed Volatility Fund
Class F
2026	$18.64	$0.10	$0.16	$0.26	$(0.08)	$(3.59)	$(3.67)	$15.23	1.62%	$502,200	0.90%		1.14%	1.16%	15%
2025	21.46	0.22	0.98	1.20	(0.21)	(3.81)	(4.02)	18.64	7.12	589,074	0.92	(2)	1.15	1.18	43
2024	19.14	0.17	4.85	5.02	(0.17)	(2.53)	(2.70)	21.46	29.28	732,170	1.00		1.22	0.85	24
2023	18.39	0.18	1.83	2.01	(0.18)	(1.08)	(1.26)	19.14	10.98	699,917	1.00		1.23	0.95	22
2022	19.75	0.19	(0.58)	(0.39)	(0.19)	(0.78)	(0.97)	18.39	(2.48)	787,892	1.00		1.23	0.96	17
2021	16.66	0.19	3.23	3.42	(0.20)	(0.13)	(0.33)	19.75	20.76	920,670	1.00		1.23	1.04	17
Class Y
2026	$18.64	$0.12	$0.16	$0.28	$(0.10)	$(3.59)	$(3.69)	$15.23	1.74%	$67,388	0.65	%(3)	0.88%	1.38%	15%
2025	21.46	0.26	0.99	1.25	(0.26)	(3.81)	(4.07)	18.64	7.39	98,407	0.67	(3)	0.90	1.42	43
2024	19.14	0.21	4.86	5.07	(0.22)	(2.53)	(2.75)	21.46	29.61	113,869	0.75		0.97	1.10	24
2023	18.39	0.23	1.83	2.06	(0.23)	(1.08)	(1.31)	19.14	11.26	105,350	0.75		0.98	1.20	22
2022	19.76	0.24	(0.59)	(0.35)	(0.24)	(0.78)	(1.02)	18.39	(2.28)	77,782	0.75		0.98	1.21	17
2021	16.66	0.24	3.24	3.48	(0.25)	(0.13)	(0.38)	19.76	21.12	83,410	0.75		0.98	1.28	17
Tax-Managed International Managed Volatility Fund
Class F
2026	$13.31	$0.10	$1.10	$1.20	$(0.39)	$–	$(0.39)	$14.12	9.13%	$169,926	1.05%		1.38%	1.41%	15%
2025	12.02	0.31	1.50	1.81	(0.52)	–	(0.52)	13.31	16.12	167,985	1.11		1.38	2.59	66
2024	10.21	0.31	1.85	2.16	(0.35)	–	(0.35)	12.02	21.68	247,140	1.11		1.35	2.84	59
2023	8.69	0.27	1.53	1.80	(0.28)	–	(0.28)	10.21	20.84	250,047	1.11		1.39	2.72	77
2022	11.30	0.31	(2.57)	(2.26)	(0.35)	–	(0.35)	8.69	(20.68)	251,038	1.11		1.39	2.94	73
2021	10.15	0.27	1.06	1.33	(0.18)	–	(0.18)	11.30	13.23	338,490	1.11		1.39	2.44	79
Class Y
2026	$13.31	$0.11	$1.10	$1.21	$(0.42)	$–	$(0.42)	$14.10	9.24%	$61,872	0.80%		1.12%	1.68%	15%
2025	12.03	0.36	1.48	1.84	(0.56)	–	(0.56)	13.31	16.44	58,650	0.86		1.13	2.98	66
2024	10.22	0.34	1.85	2.19	(0.38)	–	(0.38)	12.03	21.99	59,377	0.86		1.10	3.10	59
2023	8.71	0.31	1.50	1.81	(0.30)	–	(0.30)	10.22	21.02	57,684	0.86		1.14	3.10	77
2022	11.32	0.34	(2.57)	(2.23)	(0.38)	–	(0.38)	8.71	(20.44)	41,566	0.86		1.14	3.17	73
2021	10.17	0.30	1.06	1.36	(0.21)	–	(0.21)	11.32	13.48	56,993	0.86		1.14	2.69	79
Real Estate Fund
Class F
2026	$16.44	$0.08	$0.07	$0.15	$(0.17)	$(1.37)	$(1.54)	$15.05	1.17%	$54,747	1.14	%(4)	1.23%	1.00%	21%
2025	17.55	0.34	(0.54)	(0.20)	(0.49)	(0.42)	(0.91)	16.44	(1.04)	54,607	1.15	(4)	1.25	2.09	72
2024	13.26	0.27	4.37	4.64	(0.28)	(0.07)	(0.35)	17.55	35.59	63,419	1.15		1.24	1.84	46
2023	13.56	0.22	0.16	0.38	(0.17)	(0.51)	(0.68)	13.26	2.69	55,148	1.14		1.23	1.58	53
2022	17.62	0.15	(2.89)	(2.74)	(0.23)	(1.09)	(1.32)	13.56	(17.41)	61,247	1.14		1.23	0.87	77
2021	13.51	0.11	4.87	4.98	(0.20)	(0.67)	(0.87)	17.62	38.41	84,666	1.14		1.23	0.67	78
Class I
2026	$16.39	$(0.15)	$0.26	$0.11	$(0.12)	$(1.37)	$(1.49)	$15.01	0.94%	$44	1.35	%(5)	1.47%	(1.94)%	21%
2025	17.50	0.30	(0.54)	(0.24)	(0.45)	(0.42)	(0.87)	16.39	(1.25)	228	1.38	(6)	1.50	1.87	72
2024	13.22	0.24	4.35	4.59	(0.24)	(0.07)	(0.31)	17.50	35.25	229	1.37		1.49	1.62	46
2023	13.54	0.19	0.16	0.35	(0.16)	(0.51)	(0.67)	13.22	2.44	169	1.36		1.48	1.36	53
2022	17.58	0.07	(2.84)	(2.77)	(0.18)	(1.09)	(1.27)	13.54	(17.54)	164	1.36		1.48	0.38	77
2021	13.48	0.07	4.86	4.93	(0.16)	(0.67)	(0.83)	17.58	38.14	424	1.36		1.48	0.47	78
Class Y
2026	$16.46	$0.10	$0.07	$0.17	$(0.19)	$(1.37)	$(1.56)	$15.07	1.29%	$20,306	0.90	%(7)	0.98%	1.32%	21%
2025	17.56	0.39	(0.54)	(0.15)	(0.53)	(0.42)	(0.95)	16.46	(0.73)	18,774	0.91	(7)	1.00	2.40	72
2024	13.28	0.31	4.36	4.67	(0.32)	(0.07)	(0.39)	17.56	35.89	14,290	0.90		0.99	2.08	46
2023	13.57	0.26	0.16	0.42	(0.20)	(0.51)	(0.71)	13.28	2.94	12,889	0.89		0.98	1.83	53
2022	17.63	0.21	(2.91)	(2.70)	(0.27)	(1.09)	(1.36)	13.57	(17.18)	13,752	0.89		0.98	1.23	77
2021	13.51	0.15	4.87	5.02	(0.23)	(0.67)	(0.90)	17.63	38.81	18,241	0.89		0.98	0.93	78

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.
~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.
(1)	Per share calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.91%.

SEI Institutional Managed Trust	293

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2026 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.66%.

(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.14%.

(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.35%.

(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.36%.

(7)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

294	SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2026 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Core Fixed Income Fund
Class F
2026	$9.69	$0.19	$(0.12)	$0.07	$(0.17)		$—	$(0.17)	$9.59	0.74%	$3,190,778	0.66%		0.74%	3.87%	127%
2025	9.80	0.38	(0.14)	0.24	(0.35)		—	(0.35)	9.69	2.53	3,113,249	0.68	(2)	0.76	3.96	394
2024	9.10	0.37	0.70	1.07	(0.37	)(3)	—	(0.37)	9.80	12.01	3,240,241	0.66		0.74	3.95	333
2023	9.37	0.33	(0.28)	0.05	(0.32)		—	(0.32)	9.10	0.44	2,966,849	0.66		0.74	3.49	340
2022	11.50	0.20	(2.09)	(1.89)	(0.21)		(0.03)	(0.24)	9.37	(16.70)	3,192,558	0.66		0.73	1.85	362
2021	12.15	0.15	(0.16)	(0.01)	(0.18)		(0.46)	(0.64)	11.50	(0.08)	4,101,094	0.66		0.72	1.27	375
Class I
2026	$9.67	$0.18	$(0.11)	$0.07	$(0.16)		$—	$(0.16)	$9.58	0.73%	$2,218	0.88%		0.99%	3.64%	127%
2025	9.79	0.36	(0.16)	0.20	(0.32)		—	(0.32)	9.67	2.20	2,671	0.90	(4)	1.01	3.74	394
2024	9.09	0.35	0.70	1.05	(0.35	)(3)	—	(0.35)	9.79	11.77	2,951	0.88		0.99	3.72	333
2023	9.35	0.31	(0.27)	0.04	(0.30)		—	(0.30)	9.09	0.32	2,715	0.88		0.99	3.26	340
2022	11.49	0.17	(2.10)	(1.93)	(0.18)		(0.03)	(0.21)	9.35	(16.99)	3,423	0.88		0.98	1.60	362
2021	12.14	0.12	(0.15)	(0.03)	(0.16)		(0.46)	(0.62)	11.49	(0.30)	5,102	0.88		0.97	1.05	375
Class Y
2026	$9.69	$0.20	$(0.11)	$0.09	$(0.18)		$—	$(0.18)	$9.60	0.97%	$424,534	0.42	%(5)	0.49%	4.12%	127%
2025	9.81	0.40	(0.15)	0.25	(0.37)		—	(0.37)	9.69	2.68	419,491	0.43	(5)	0.51	4.21	394
2024	9.11	0.40	0.70	1.10	(0.40	)(3)	—	(0.40)	9.81	12.28	400,203	0.41		0.49	4.20	333
2023	9.37	0.36	(0.28)	0.08	(0.34)		—	(0.34)	9.11	0.80	385,904	0.41		0.49	3.75	340
2022	11.51	0.22	(2.10)	(1.88)	(0.23)		(0.03)	(0.26)	9.37	(16.56)	409,715	0.41		0.48	2.11	362
2021	12.16	0.18	(0.16)	0.02	(0.21)		(0.46)	(0.67)	11.51	0.16	501,505	0.41		0.47	1.51	375
High Yield Bond Fund
Class F
2026	$5.40	$0.41	$(0.41)	$—	$(0.19)		$(0.05)	$(0.24)	$5.16	0.10%	$901,483	0.98	%(6)	1.08%	15.43%	40%
2025	5.44	0.49	(0.11)	0.38	(0.42)		—	(0.42)	5.40	7.34	973,246	0.90	(7)	1.00	9.08	66
2024	5.37	0.46	0.26	0.72	(0.51	)(8)	(0.14)	(0.65)	5.44	14.23	996,029	0.89		0.99	8.55	63
2023	5.75	0.40	0.10	0.50	(0.50	)(9)	(0.38)	(0.88)	5.37	9.27	1,072,999	0.89		0.99	7.30	48
2022	7.08	0.32	(1.20)	(0.88)	(0.40)		(0.05)	(0.45)	5.75	(12.98)	1,115,354	0.89		0.98	4.93	49
2021	6.46	0.40	0.72	1.12	(0.37)		(0.13)	(0.50)	7.08	17.84	1,430,709	0.89		0.98	5.78	67
Class I
2026	$5.17	$0.39	$(0.39)	$—	$(0.18)		$(0.05)	$(0.23)	$4.94	0.03%	$3	1.20	%(10)	1.32%	15.22%	40%
2025	5.21	0.45	(0.10)	0.35	(0.39)		—	(0.39)	5.17	7.01	3	1.18	(11)	1.31	8.81	66
2024	5.15	0.43	0.25	0.68	(0.48	)(9)	(0.14)	(0.62)	5.21	13.95	3	1.12		1.24	8.38	63
2023	5.53	0.38	0.10	0.48	(0.48	)(12)	(0.38)	(0.86)	5.15	9.10	4	1.06		1.16	7.17	48
2022	6.82	0.27	(1.13)	(0.86)	(0.38)		(0.05)	(0.43)	5.53	(13.14)	3	1.11		1.23	4.09	49
2021	6.22	0.37	0.70	1.07	(0.34)		(0.13)	(0.47)	6.82	17.72	581	1.11		1.23	5.55	67
Class Y
2026	$5.40	$0.42	$(0.41)	$0.01	$(0.20)		$(0.05)	$(0.25)	$5.16	0.22%	$173,559	0.73	%(13)	0.83%	15.68%	40%
2025	5.44	0.50	(0.11)	0.39	(0.43)		—	(0.43)	5.40	7.60	176,921	0.66	(14)	0.75	9.32	66
2024	5.37	0.47	0.26	0.73	(0.52	)(8)	(0.14)	(0.66)	5.44	14.51	173,639	0.65		0.74	8.77	63
2023	5.75	0.42	0.10	0.52	(0.52	)(9)	(0.38)	(0.90)	5.37	9.54	156,000	0.64		0.74	7.57	48
2022	7.08	0.34	(1.20)	(0.86)	(0.42)		(0.05)	(0.47)	5.75	(12.77)	159,547	0.64		0.73	5.20	49
2021	6.46	0.42	0.72	1.14	(0.39)		(0.13)	(0.52)	7.08	18.13	195,613	0.64		0.73	6.03	67

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.
~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.
(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.66%.
(3)	Includes return of capital of $0.02 per share.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.88%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.41%.
(6)	The expense ratio includes a merger cost. Had this expense been excluded the ratio would have been 0.90%.
(7)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.
(8)	Includes return of capital of $0.09 per share.
(9)	Includes return of capital of $0.08 per share.

SEI Institutional Managed Trust	295

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2026 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

(10)	The expense ratio includes a merger cost. Had this expense been excluded the ratio would have been 1.12%.
(11)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.12%.
(12)	Includes return of capital of $0.07 per share.
(13)	The expense ratio includes a merger cost. Had this expense been excluded the ratio would have been 0.65%.
(14)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

296	SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2026 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains		Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Conservative Income Fund
Class F
2026	$10.00	$0.19	$—	$0.19	$(0.19)	$—		$(0.19)	$10.00	1.89%	$1,079,824	0.30%		0.58%	3.76%	–%
2025	10.01	0.43	(0.01)	0.42	(0.43)	—		(0.43)	10.00	4.31	994,977	0.31	(2)	0.60	4.31	–
2024	10.00	0.52	0.01	0.53	(0.52)	—	^	(0.52)	10.01	5.47	711,594	0.30		0.59	5.23	–
2023	10.00	0.46	(0.01)	0.45	(0.45)	—		(0.45)	10.00	4.61	464,086	0.30		0.58	4.60	–
2022	10.00	0.07	(0.01)	0.06	(0.06)	—	^	(0.06)	10.00	0.65	344,975	0.25		0.58	0.67	–
2021	10.00	—	—	—	— ^	—		— ^	10.00	0.01	269,681	0.19		0.58	—	–
Class Y
2026	$10.01	$0.19	$—	$0.19	$(0.19)	$—		$(0.19)	$10.01	1.94%	$8,408	0.20%		0.33%	3.84%	–%
2025	10.02	0.44	(0.01)	0.43	(0.44)	—		(0.44)	10.01	4.41	10,878	0.21	(3)	0.35	4.42	–
2024	10.01	0.53	0.01	0.54	(0.53)	—	^	(0.53)	10.02	5.58	10,178	0.20		0.33	5.33	–
2023	10.01	0.46	0.01	0.47	(0.47)	—		(0.47)	10.01	4.78	15,217	0.20		0.33	4.62	–
2022	10.01	0.07	—	0.07	(0.07)	—	^	(0.07)	10.01	0.70	15,305	0.14		0.33	0.72	–
2021	10.00	0.01	—	0.01	— ^	—		— ^	10.01	0.11	16,962	0.09		0.33	0.10	–
Tax-Free Conservative Income Fund
Class F
2026	$10.00	$0.11	$—	$0.11	$(0.11)	$—		$(0.11)	$10.00	1.12%	$194,483	0.30%		0.59%	2.24%	–%
2025	10.01	0.26	—	0.26	(0.27)	—		(0.27)	10.00	2.58	193,350	0.31	(2)	0.60	2.64	–
2024	10.00	0.32	0.01	0.33	(0.32)	—		(0.32)	10.01	3.35	182,223	0.30		0.59	3.21	–
2023	9.99	0.28	0.01	0.29	(0.28)	—		(0.28)	10.00	2.92	163,924	0.30		0.58	2.77	–
2022	10.00	0.04	(0.01)	0.03	(0.04)	—		(0.04)	9.99	0.29	176,810	0.22		0.58	0.39	–
2021	10.00	—	—	—	— ^	—		— ^	10.00	0.01	183,626	0.13		0.58	0.01	–
Class Y
2026	$10.02	$0.12	$—	$0.12	$(0.12)	$—		$(0.12)	$10.02	1.17%	$5,683	0.20%		0.34%	2.35%	–%
2025	10.03	0.27	—	0.27	(0.28)	—		(0.28)	10.02	2.69	7,749	0.22	(3)	0.35	2.74	–
2024	10.01	0.33	0.02	0.35	(0.33)	—		(0.33)	10.03	3.56	8,874	0.20		0.34	3.33	–
2023	10.01	0.29	—	0.29	(0.29)	—		(0.29)	10.01	2.92	3,971	0.20		0.33	2.86	–
2022	10.01	0.05	(0.01)	0.04	(0.04)	—		(0.04)	10.01	0.44	4,890	0.13		0.33	0.48	–
2021	10.00	0.01	—	0.01	— ^	—		— ^	10.01	0.11	9,273	0.03		0.33	0.10	–

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.
~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.
^	Amount represents less than $0.005 per share.
(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	297

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2026 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Real Return Fund
Class F
2026	$9.88	$0.13	$(0.04)	$0.09	$(0.20)	$—	$(0.20)	$9.77	0.89%	$355,241	0.45%		0.70%	2.58%	16%
2025	9.69	0.37	0.12	0.49	(0.30)	—	(0.30)	9.88	5.19	350,700	0.47	(2)	0.72	3.77	29
2024	9.33	0.38	0.31	0.69	(0.33)	—	(0.33)	9.69	7.57	359,046	0.45		0.70	4.02	41
2023	9.57	0.22	0.01	0.23	(0.43)	(0.04)	(0.47)	9.33	2.44	183,431	0.45		0.70	2.36	31
2022	10.68	0.71	(1.17)	(0.46)	(0.65)	—	(0.65)	9.57	(4.52)	241,034	0.45		0.70	6.86	50
2021	10.40	0.44	0.10	0.54	(0.26)	—	(0.26)	10.68	5.26	228,319	0.45		0.70	4.18	31
Class Y
2026	$9.93	$0.13	$(0.04)	$0.09	$(0.20)	$—	$(0.20)	$9.82	0.93%	$31,356	0.35%		0.45%	2.68%	16%
2025	9.73	0.38	0.13	0.51	(0.31)	—	(0.31)	9.93	5.37	29,486	0.37	(3)	0.47	3.89	29
2024	9.37	0.37	0.33	0.70	(0.34)	—	(0.34)	9.73	7.64	25,074	0.35		0.45	3.83	41
2023	9.62	0.24	(0.01)	0.23	(0.44)	(0.04)	(0.48)	9.37	2.44	14,249	0.35		0.45	2.50	31
2022	10.73	0.71	(1.16)	(0.45)	(0.66)	—	(0.66)	9.62	(4.40)	16,740	0.35		0.45	6.85	50
2021	10.44	0.43	0.14	0.57	(0.28)	—	(0.28)	10.73	5.47	17,931	0.35		0.45	4.11	31
Dynamic Asset Allocation Fund
Class F
2026	$19.27	$0.09	$(0.49)	$(0.40)	$(0.30)	$(3.06)	$(3.36)	$15.51	(2.80)%	$673,845	0.75%		1.18%	1.00%	18%
2025	17.80	0.18	3.20	3.38	(0.46)	(1.45)	(1.91)	19.27	20.42	735,839	0.77	(4)	1.20	1.01	8
2024	14.86	0.19	4.20	4.39	—	(1.45)	(1.45)	17.80	31.54	738,817	0.75		1.18	1.20	14
2023	14.41	0.18	2.19	2.37	(0.40)	(1.52)	(1.92)	14.86	17.64	640,725	0.75		1.18	1.24	22
2022	18.50	0.11	(2.20)	(2.09)	(0.59)	(1.41)	(2.00)	14.41	(13.56)	597,961	0.75		1.18	0.62	5
2021	14.98	0.10	4.58	4.68	(0.89)	(0.27)	(1.16)	18.50	32.72	816,977	0.75		1.18	0.56	10
Class Y
2026	$19.36	$0.06	$(0.43)	$(0.37)	$(0.34)	$(3.06)	$(3.40)	$15.59	(2.62)%	$76,856	0.50%		0.93%	0.70%	18%
2025	17.88	0.32	3.11	3.43	(0.50)	(1.45)	(1.95)	19.36	20.68	93,418	0.52	(5)	0.95	1.80	8
2024	14.88	0.29	4.16	4.45	—	(1.45)	(1.45)	17.88	31.92	89,294	0.50		0.93	1.79	14
2023	14.43	0.25	2.16	2.41	(0.44)	(1.52)	(1.96)	14.88	17.95	42,012	0.50		0.93	1.69	22
2022	18.54	0.16	(2.22)	(2.06)	(0.64)	(1.41)	(2.05)	14.43	(13.44)	35,497	0.50		0.93	0.91	5
2021	15.01	0.14	4.58	4.72	(0.92)	(0.27)	(1.19)	18.54	33.05	46,976	0.50		0.93	0.81	10

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.
~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.
(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.75%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.50%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

298	SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2026 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Multi-Strategy Alternative Fund
Class F
2026	$10.16	$0.32	$0.19	$0.51	$(0.51)		$—	$(0.51)	$10.16	5.07%	$229,021	2.07	%(2)	2.82%	6.17%	199%
2025	9.96	0.41	0.31	0.72	(0.52)		—	(0.52)	10.16	7.66	235,262	1.94	(2)	2.69	4.17	358
2024	9.37	0.45	0.55	1.00	(0.41)		—	(0.41)	9.96	10.91	262,760	2.70	(2)	3.45	4.70	277
2023	9.08	0.36	0.12	0.48	(0.19)		—	(0.19)	9.37	5.40	354,258	1.83	(2)	2.58	3.91	434
2022	10.54	0.08	(0.79)	(0.71)	(0.13)		(0.62)	(0.75)	9.08	(7.24)	394,876	1.93	(2)	2.68	0.83	369
2021	9.98	0.09	0.76	0.85	(0.05)		(0.24)	(0.29)	10.54	8.57	449,934	1.99	(2)	2.75	0.87	424
Class Y
2026	$10.16	$0.33	$0.19	$0.52	$(0.53)		$—	$(0.53)	$10.15	5.24%	$6,068	1.82	%(3)	2.57%	6.39%	199%
2025	9.97	0.43	0.31	0.74	(0.55)		—	(0.55)	10.16	7.86	5,877	1.69	(3)	2.44	4.40	358
2024	9.37	0.47	0.56	1.03	(0.43)		—	(0.43)	9.97	11.32	6,269	2.44	(3)	3.20	4.96	277
2023	9.08	0.38	0.13	0.51	(0.22)		—	(0.22)	9.37	5.68	14,325	1.58	(3)	2.33	4.12	434
2022	10.55	0.11	(0.81)	(0.70)	(0.15)		(0.62)	(0.77)	9.08	(7.09)	8,069	1.68	(3)	2.43	1.09	369
2021	9.98	0.12	0.77	0.89	(0.08)		(0.24)	(0.32)	10.55	8.94	8,585	1.74	(3)	2.50	1.12	424
Multi-Asset Accumulation Fund
Class F
2026	$7.78	$0.06	$0.35	$0.41	$(0.23)		$—	$(0.23)	$7.96	5.34%	$1,082,809	1.15%		1.34%	1.52%	27%
2025	7.62	0.22	0.10	0.32	(0.16)		—	(0.16)	7.78	4.35	1,095,691	1.18	(4)	1.35	2.97	75
2024	6.66	0.25	0.85	1.10	(0.14	)(5)	—	(0.14)	7.62	16.69	1,237,192	1.17		1.33	3.54	75
2023	7.17	0.23	(0.04)	0.19	(0.70)		—	(0.70)	6.66	2.59	1,781,011	1.17		1.32	3.26	72
2022	10.31	0.11	(1.96)	(1.85)	(0.64)		(0.65)	(1.29)	7.17	(20.79)	1,886,712	1.17		1.30	1.25	42
2021	9.55	(0.01)	1.28	1.27	—		(0.51)	(0.51)	10.31	13.73	2,506,500	1.17		1.29	(0.12)	54
Class Y
2026	$7.86	$0.07	$0.35	$0.42	$(0.25)		$—	$(0.25)	$8.03	5.41%	$72,965	0.90%		1.09%	1.84%	27%
2025	7.71	0.23	0.10	0.33	(0.18)		—	(0.18)	7.86	4.47	74,213	0.93	(6)	1.10	3.10	75
2024	6.73	0.22	0.92	1.14	(0.16	)(5)	—	(0.16)	7.71	17.11	90,959	0.92		1.08	3.04	75
2023	7.25	0.20	—	0.20	(0.72)		—	(0.72)	6.73	2.73	100,217	0.92		1.07	2.75	72
2022	10.41	0.12	(1.97)	(1.85)	(0.66)		(0.65)	(1.31)	7.25	(20.57)	146,375	0.92		1.05	1.36	42
2021	9.62	(0.02)	1.32	1.30	—		(0.51)	(0.51)	10.41	13.95	193,339	0.92		1.04	(0.15)	54

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.
~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.
(1)	Per share calculated using average shares.
(2)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.35%.
(3)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.10%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.17%.
(5)	Includes return of capital of $0.06 per share.
(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.92%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	299

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2026 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Multi-Asset Income Fund
Class F
2026	$10.25	$0.27	$0.02	$0.29	$(0.30)	$—	$(0.30)	$10.24	2.80%	$381,988	0.80%		1.21%	5.25%	17%
2025	10.12	0.55	0.11	0.66	(0.53)	—	(0.53)	10.25	6.76	399,549	0.82	(2)	1.23	5.43	59
2024	9.28	0.65	0.84	1.49	(0.65)	—	(0.65)	10.12	16.56	417,955	0.80		1.22	6.70	68
2023	9.22	0.62	0.11	0.73	(0.67)	—	(0.67)	9.28	8.02	532,159	0.80		1.21	6.49	39
2022	11.49	0.46	(2.26)	(1.80)	(0.46)	(0.01)	(0.47)	9.22	(16.13)	568,205	0.80		1.20	4.35	24
2021	10.85	0.42	0.61	1.03	(0.39)	—	(0.39)	11.49	9.57	759,685	0.80		1.20	3.71	59
Class Y
2026	$10.24	$0.28	$0.01	$0.29	$(0.30)	$—	$(0.30)	$10.23	2.85%	$124,427	0.70%		0.96%	5.34%	17%
2025	10.12	0.56	0.10	0.66	(0.54)	—	(0.54)	10.24	6.77	133,606	0.72	(3)	0.98	5.53	59
2024	9.28	0.66	0.84	1.50	(0.66)	—	(0.66)	10.12	16.67	138,066	0.70		0.97	6.77	68
2023	9.22	0.63	0.11	0.74	(0.68)	—	(0.68)	9.28	8.12	127,673	0.70		0.96	6.59	39
2022	11.49	0.47	(2.26)	(1.79)	(0.47)	(0.01)	(0.48)	9.22	(16.08)	137,959	0.70		0.95	4.46	24
2021	10.85	0.43	0.61	1.04	(0.40)	—	(0.40)	11.49	9.68	172,276	0.70		0.95	3.81	59
Multi-Asset Inflation Managed Fund
Class F
2026	$8.14	$0.10	$0.75	$0.85	$(0.36)	$—	$(0.36)	$8.63	10.85%	$502,111	0.94	%(4)	1.18%	2.52%	24%
2025	8.05	0.26	0.08	0.34	(0.25)	—	(0.25)	8.14	4.42	479,369	1.04	(4)	1.29	3.28	44
2024	7.87	0.30	0.17	0.47	(0.29)	—	(0.29)	8.05	6.18	543,236	1.90	(4)	2.14	3.84	43
2023	8.68	0.27	(0.12)	0.15	(0.96)	—	(0.96)	7.87	1.46	648,827	1.96	(4)	2.20	3.39	93
2022	8.91	0.34	0.09	0.43	(0.66)	—	(0.66)	8.68	5.10	783,196	1.24	(4)	1.48	3.80	81
2021	7.88	0.24	0.91	1.15	(0.12)	—	(0.12)	8.91	14.71	803,799	1.12	(4)	1.36	2.84	65
Class Y
2026	$8.14	$0.08	$0.78	$0.86	$(0.38)	$—	$(0.38)	$8.62	11.01%	$43,196	0.69	%(5)	0.93%	1.94%	24%
2025	8.06	0.21	0.14	0.35	(0.27)	—	(0.27)	8.14	4.58	39,715	0.79	(5)	1.04	2.58	44
2024	7.88	0.24	0.25	0.49	(0.31)	—	(0.31)	8.06	6.47	37,049	1.64	(5)	1.87	3.00	43
2023	8.69	0.23	(0.06)	0.17	(0.98)	—	(0.98)	7.88	1.75	30,866	1.71	(5)	1.96	2.88	93
2022	8.92	0.34	0.11	0.45	(0.68)	—	(0.68)	8.69	5.36	34,931	0.98	(6)	1.22	3.84	81
2021	7.89	0.22	0.95	1.17	(0.14)	—	(0.14)	8.92	14.99	43,985	0.87	(5)	1.11	2.62	65

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.
~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.
(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.80%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.70%.
(4)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%.
(5)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.65%.
(6)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.64%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

300	SEI Institutional Managed Trust

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2026 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets#		Ratio of Expenses to Average Net Assets (Excluding Waivers)#	Ratio of Net Investment Income (Loss) to Average Net Assets~	Portfolio Turnover Rate†
Multi-Asset Capital Stability Fund
Class F
2026	$10.23	$0.11	$(0.01)	$0.10	$(0.09)	$(0.10)	$(0.19)	$10.14	0.99%	$405,877	0.62%		0.98%	2.15%	77%
2025	10.59	0.34	0.07	0.41	(0.53)	(0.24)	(0.77)	10.23	4.18	427,367	0.64	(2)	1.00	3.42	260
2024	10.01	0.40	0.59	0.99	(0.41)	—	(0.41)	10.59	10.09	482,547	0.62		0.98	3.92	203
2023	9.79	0.33	0.07	0.40	(0.18)	—	(0.18)	10.01	4.19	552,046	0.62		0.98	3.34	103
2022	10.51	0.03	(0.46)	(0.43)	(0.07)	(0.22)	(0.29)	9.79	(4.24)	626,296	0.62		0.98	0.27	69
2021	10.28	—	0.34	0.34	(0.02)	(0.09)	(0.11)	10.51	3.27	682,772	0.62		0.98	— ^	125
Class Y
2026	$10.25	$0.11	$(0.01)	$0.10	$(0.10)	$(0.10)	$(0.20)	$10.15	0.99%	$22,709	0.52%		0.74%	2.24%	77%
2025	10.62	0.35	0.06	0.41	(0.54)	(0.24)	(0.78)	10.25	4.19	23,063	0.54	(3)	0.75	3.52	260
2024	10.03	0.41	0.60	1.01	(0.42)	—	(0.42)	10.62	10.29	25,294	0.52		0.73	4.02	203
2023	9.81	0.34	0.08	0.42	(0.20)	—	(0.20)	10.03	4.30	29,524	0.52		0.73	3.43	103
2022	10.54	0.04	(0.47)	(0.43)	(0.08)	(0.22)	(0.30)	9.81	(4.23)	32,510	0.52		0.73	0.36	69
2021	10.30	0.01	0.35	0.36	(0.03)	(0.09)	(0.12)	10.54	3.47	38,031	0.52		0.73	0.08	125

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
#	A Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio, if applicable.
~	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests, if applicable.
^	Amount represents less than 0.005%.
(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.62%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.52%.

Amounts designated as “—“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust	301

Notes to Financial Statements/Notes to Consolidated Financial Statements

March 31, 2026 (Unaudited)

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 27 funds: Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed International Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income, Real Return, Dynamic Asset Allocation, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed, and Multi-Asset Capital Stability (each a “Fund,” collectively the “Funds”) each of which are diversified Funds, with the exception of the Large Cap Growth Fund. In addition, the Large Cap Index Fund and the S&P 500 Index Fund, although managed as diversified funds, may become non-diversified, as defined in the 1940 Act, solely as a result of changes in the relative market capitalization or index weighting of one or more constituents of their respective underlying indices, which they seek to track.

The Dynamic Commodity Strategy Subsidiary, Ltd., the Accumulation Commodity Strategy Subsidiary, Ltd. and the Inflation Commodity Strategy Subsidiary, Ltd. are wholly-owned subsidiaries of the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi- Asset Inflation Managed Funds, respectively, (each a “Subsidiary”, collectively the “Subsidiaries”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds and their respective subsidiaries have been consolidated in the Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Statement of Cash Flows.

The Trust is registered to offer: Class F shares of the Funds and Class Y shares of the Funds, except for the Large Cap Index and S&P 500 Index Funds and Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Core Fixed Income, High Yield Bond and Real Return Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

Each Fund’s prospectus provides a description of its investment goal and its principal investment strategies and risks.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation —Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”).

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above or in the case of an equity tranche of a CDO/CLO, a Fund will value the securities using a bid price from at least one independent broker.

302	SEI Institutional Managed Trust

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Valuation Designee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Policy. The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Valuation Designee will determine the value after taking into consideration relevant information reasonably available to the Valuation Designee. Examples of factors the Valuation Designee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

SEI Institutional Managed Trust	303

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

The Valuation Designee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Certain of the Funds use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Managed Volatility Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculate NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

304	SEI Institutional Managed Trust

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the six month period ended March 31, 2026, maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Schedules of Investments.

For the six month period ended March 31, 2026, there have been no significant changes to the Trust’s fair valuation methodologies.

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities and Consolidated Statement of Cash Flows. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Repurchase Agreements —Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements —To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price.

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Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Multi-Asset Accumulation Fund, Multi-Asset Inflation Managed and Dynamic Asset Allocation Fund may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also invest in equity securities of issuers in commodity-related industries.

The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. A Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. A Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Multi-Asset Accumulation, Multi-Asset Inflation Managed, and Dynamic Asset Allocation Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

306	SEI Institutional Managed Trust

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2026, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of March 31, 2026, if applicable.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-

indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Options/Swaptions Writing/Purchasing —To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities or to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

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Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2026, if applicable.

Securities Sold Short —To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of March 31, 2026, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR, LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at year end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

308	SEI Institutional Managed Trust

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations or Consolidated Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of March 31, 2026, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the- counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in Loan Participations. Loan Participations include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund. The interest rate indicated in the Fund’s Schedule of Investments is the rate in effect at March 31, 2026. Pursuant to the terms of certain loan agreements, the Funds may hold unfunded commitments in loan participations which are disclosed on the Statement of Assets and Liabilities. Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities. The Funds disclosed consent fees and amendment income in the Statement of Operations as “Interest income”.

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Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate and Real Return Funds; are declared and paid annually for the Global Managed Volatility, Tax-Managed International Managed Volatility, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Inflation Managed, Multi-Asset Capital Stability and Dynamic Asset Allocation; are declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income and Multi-Asset Income.

310	SEI Institutional Managed Trust

Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Restricted Securities — The Funds may invest in private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board. Please refer to the Schedule of Investments for Funds that held Restricted Securities.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. For US REITs, distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds.

Investment in Subsidiary — Each of the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may invest in its own Subsidiary. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with such Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds, as investors in their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that a Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Directors”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Directors have oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of any Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of a Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

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Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur.

Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows ($ Thousands):

MULTI-ASSET INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$5,047	$1,580	$-	$6,627
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	2,900	-	-	2,900
> than 400	-	-	-	-	-	-
Total	$-	$-	$7,947	$1,580	$-	$9,527

MULTI-ASSET INFLATION MANAGED FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$9,740	$-	$9,740
101-300	-	-	-	-	-	-
301-400	-	-	943	-	-	943
> than 400	-	-	-	-	-	-
Total	$-	$-	$943	$9,740	$-	$10,683

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of March 31, 2026 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Large Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$3	*	Unrealized depreciation on futures contracts	$45	*
Total Derivatives not accounted for as hedging instruments		$3			$45

312	SEI Institutional Managed Trust

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Large Cap Value Fund
Equity contracts	Unrealized appreciation on futures contracts	$22	*	Unrealized depreciation on futures contracts	$31	*
Total Derivatives not accounted for as hedging instruments		$22			$31

Large Cap Growth Fund
Equity contracts	Unrealized appreciation on futures contracts	$11	*	Unrealized depreciation on futures contracts	$72	*
	Unrealized appreciation on swap contracts	$365	†	Unrealized depreciation on swap contracts	–	†
Total Derivatives not accounted for as hedging instruments		$376			$72

Large Cap Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$3	*	Unrealized depreciation on futures contracts	$269	*
Total Derivatives not accounted for as hedging instruments		$3			$269

Tax-Managed Large Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$62	*	Unrealized depreciation on futures contracts	$399	*
Total Derivatives not accounted for as hedging instruments		$62			$399

S&P 500 Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$–	*	Unrealized depreciation on futures contracts	$315	*
Total Derivatives not accounted for as hedging instruments		$–			$315

Small Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$–	*	Unrealized depreciation on futures contracts	$2	*
Total Derivatives not accounted for as hedging instruments		$–			$2	*

Small Cap Value Fund
Equity contracts	Unrealized appreciation on futures contracts	$–	*	Unrealized depreciation on futures contracts	$28	*
Total Derivatives not accounted for as hedging instruments		$–			$28

Small Cap Growth
Equity contracts	Unrealized appreciation on futures contracts	$–	*	Unrealized depreciation on futures contracts	$19	*
Total Derivatives not accounted for as hedging instruments		$–			$19

Tax-Managed Small/Mid Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$57	*	Unrealized depreciation on futures contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$57			$–

Mid Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$3	*	Unrealized depreciation on futures contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$3			$–

SEI Institutional Managed Trust	313

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
U.S. Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$–	*	Unrealized depreciation on futures contracts	$26	*
Total Derivatives not accounted for as hedging instruments		$–			$26

Global Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$7	*	Unrealized depreciation on futures contracts	$13	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,252		Unrealized loss on forward foreign currency contracts	1
Total Derivatives not accounted for as hedging instruments		$1,259			$14

Tax-Managed Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$–	*	Unrealized depreciation on futures contracts	$37	*
Total Derivatives not accounted for as hedging instruments		$–			$37

Tax-Managed International Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$3	*	Unrealized depreciation on futures contracts	$14	*
Total Derivatives not accounted for as hedging instruments		$3			$14	*

Core Fixed Income Fund
Equity contracts	Unrealized appreciation on future contracts	$2,161	*	Unrealized depreciation on future contracts	$4,887	*
	Unrealized appreciation on swap contracts	32	†	Unrealized depreciation on swap contracts	–	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,003		Unrealized loss on forward foreign currency contracts	214
Total Derivatives not accounted for as hedging instruments		$3,196			$5,101

High Yield Bond Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$17		Unrealized loss on forward foreign currency contracts	$–
Total Derivatives not accounted for as hedging instruments		$17			$–

Dynamic Asset Allocation Fund
Equity contracts	Unrealized appreciation on future contracts	$–	*	Unrealized depreciation on future contracts	$4,360	*
	Unrealized appreciation on swap contracts	11,226	†	Unrealized depreciation on swap contracts	–	†
Interest Rate contracts	Unrealized appreciation on swap contracts	26,328	†	Unrealized depreciation on swap contracts	14,015	†
	Investments, at value**	3,667		Options and Swaptions written, at value	1,313
Foreign exchange contracts	Investments, at value**	445		Options and Swaptions written, at value	–
Total Derivatives not accounted for as hedging instruments		$41,666			$19,688

314	SEI Institutional Managed Trust

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Multi-Strategy Alternative Fund
Equity contracts	Unrealized appreciation on swap contracts	$–	†	Unrealized depreciation on swap contracts	$2	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	7		Unrealized loss on forward foreign currency contracts	–
Credit contracts	Unrealized appreciation on swap contracts	–	†	Unrealized depreciation on swap contracts	39	†
Total Derivatives not accounted for as hedging instruments		$7			$41

Multi-Asset Accumulation Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$–	*	Unrealized depreciation on futures contracts	$25,195	*
	Investments, at value**	977		Options and Swaptions written, at value	485
Equity contracts	Unrealized appreciation on futures contracts	711	*	Unrealized depreciation on futures contracts	8,662	*
	Unrealized appreciation on swap contracts	20,566	†	Unrealized depreciation on swap contracts	2,881	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	4,551		Unrealized loss on forward foreign currency contracts	4,573
	Investments, at value**	223		Options and Swaptions written, at value	–
Commodity contracts	Unrealized appreciation on futures contracts	3,942	*	Unrealized depreciation on futures contracts	2,927	*
Total Derivatives not accounted for as hedging instruments		$30,970			$44,723

Multi-Asset Income Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$954	*	Unrealized depreciation on futures contracts	$365	*
	Unrealized appreciation on swap contracts	20	†	Unrealized depreciation on swap contracts	217	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	147		Unrealized loss on forward foreign currency contracts	–
Credit contracts	Unrealized appreciation on swap contracts	–		Unrealized depreciation on swap contracts	80	†
Total Derivatives not accounted for as hedging instruments		$1,121			$662

Multi-Asset Inflation Managed Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$38	*	Unrealized depreciation on futures contracts	$782	*
	Unrealized appreciation on swap contracts	3,721	†	Unrealized depreciation on swap contracts	15	†
Equity contracts	Unrealized appreciation on futures contracts	2,369	*	Unrealized depreciation on futures contracts	–
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	7		Unrealized loss on forward foreign currency contracts	–
Commodity contracts	Unrealized appreciation on futures contracts	9,822	*	Unrealized depreciation on future contracts	3,381	*
	Investments, at value**	–		Options and Swaptions written, at value	–
Credit contract	Unrealized appreciation on swaps contracts	48	†	Unrealized depreciation on swaps contracts	24	†
Total Derivatives not accounted for as hedging instruments		$16,005			$4,202

SEI Institutional Managed Trust	315

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Multi-Asset Capital Stability Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$2	*	Unrealized depreciation on futures contracts	$1,774	*
Equity contracts	Unrealized appreciation on futures contracts	11	*	Unrealized depreciation on futures contracts	1,084	*
	Unrealized appreciation on swap contracts	7,150	†	Unrealized depreciation on swap contracts	1,226	†
Total Derivatives not accounted for as hedging instruments		$7,163			$4,084

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities for swap contracts that have paid premiums.

**	Includes purchased options and/or swaptions.

The effect of derivative instruments on the Statements of Operations/Consolidated Statements of Operations for the six month period ended March 31, 2026:

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$–	$–	$(420)	$–	$–	$(420)
Total	$–	$–	$(420)	$–	$–	$(420)

Large Cap Value Fund
Equity contracts	$–	$–	$(297)	$–	$–	$(297)
Total	$–	$–	$(297)	$–	$–	$(297)

Large Cap Growth Fund
Equity contracts	$–	$–	$(703)	$–	$9,109	$8,406
Total	$–	$–	$(703)	$–	$9,109	$8,406

Large Cap Index Fund
Equity contracts	$–	$–	$(218)	$–	$–	$(218)
Total	$–	$–	$(218)	$–	$–	$(218)

Tax-Managed Large Cap Fund
Equity contracts	$–	$–	$(940)	$–	$–	$(940)
Total	$–	$–	$(940)	$–	$–	$(940)

S&P 500 Index Fund
Equity contracts	$–	$–	$(85)	$–	$–	$(85)
Total	$–	$–	$(85)	$–	$–	$(85)

Small Cap Fund
Equity contracts	$–	$–	$117	$–	$–	$117
Total	$–	$–	$117	$–	$–	$117

316	SEI Institutional Managed Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Small Cap Value Fund
Equity contracts	$–	$–	$63	$–	$–	$63
Total	$–	$–	$63	$–	$–	$63

Small Cap Growth Fund
Equity contracts	$–	$–	$120	$–	$–	$120
Total	$–	$–	$120	$–	$–	$120

Tax-Managed Small/Mid Cap Fund
Equity contracts	$–	$–	$(27)	$–	$–	$(27)
Total	$–	$–	$(27)	$–	$–	$(27)

Mid-Cap Fund
Equity contracts	$–	$–	$10	$–	$–	$10
Total	$–	$–	$10	$–	$–	$10

U.S. Managed Volatility Fund
Equity contracts	$–	$–	$(23)	$–	$–	$(23)
Total	$–	$–	$(23)	$–	$–	$(23)

Global Managed Volatility Fund
Foreign exchange contracts	$–	$–	$–	$3,312	$–	$3,312
Equity contracts	–	–	111	–	–	111
Total	$–	$–	$111	$3,312	$–	$3,423

Tax-Managed Managed Volatility Fund
Equity contracts	$–	$–	$(239)	$–	$–	$(239)
Total	$–	$–	$(239)	$–	$–	$(239)

Tax-Managed International Managed Volatility Fund
Foreign exchange contracts	$–	$–	$–	$14	$–	$14
Equity contracts	–	–	44	–	–	44
Total	$–	$–	$44	$14	$–	$58

Core Fixed Income Fund
Interest rate contracts	$(441)	$–	$165	$–	$3	$(273)
Foreign exchange contracts	–	–	–	(42)	–	(42)
Total	$(441)	$–	$165	$(42)	$3	$(315)

High Yield Bond Fund
Interest rate contracts	$–	$–	$86	$–	$–	$86
Foreign exchange contracts	–	–	–	(2)	–	(2)
Total	$–	$–	$86	$(2)	$–	$84

Dynamic Asset Allocation Fund
Interest rate contracts	$–	$–	$–	$–	$127	$127
Foreign exchange contracts	3,720	–	–	–	–	3,720
Equity contracts	(1,043)	–	(3,942)	–	(2,168)	(7,153)
Total	$2,677	$–	$(3,942)	$–	$(2,041)	$(3,306)

SEI Institutional Managed Trust	317

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Multi-Strategy Alternative Fund
Foreign exchange contracts	$–	$–	$–	$1	$–	$1
Credit contracts	–	–	–	–	12	12
Equity contracts	(22)	10	–	–	–	(12)
Total	$(22)	$10	$–	$1	$12	$1

Multi-Asset Accumulation Fund
Interest rate contracts	$–	$–	$1,689	$–	$–	$1,689
Foreign exchange contracts	–	–	–	7,828	–	7,828
Equity contracts	–	–	7,450	–	35,777	43,227
Commodity contracts	–	–	38,645	–	–	38,645
Total	$–	$–	$47,784	$7,828	$35,777	$91,389

Multi-Asset Income Fund
Interest rate contracts	$6	$–	$(25)	$–	$5	$(14)
Foreign exchange contracts	–	–	–	16	–	16
Credit contracts	–	–	–	–	160	160
Total	$6	$–	$(25)	$16	$165	$162

Multi-Asset Inflation Managed Fund
Interest rate contracts	$–	$–	$29	$–	$696	$725
Foreign exchange contracts	–	–	–	6	–	6
Credit contracts	–	–	–	–	(35)	(35)
Equity contracts	171	–	3,779	–	–	3,950
Commodity contracts	–	–	23,597	–	–	23,597
Total	$171	$–	$27,405	$6	$661	$28,243

Multi-Asset Capital Stability Fund
Interest rate contracts	$–	$–	$(4,246)	$–	$(136)	$(4,382)
Credit contracts	–	–	–	–	148	148
Equity contracts	(619)	417	7,000	–	(3,596)	3,202
Total	$(619)	$417	$2,754	$–	$(3,584)	$(1,032)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$–	$–	$(94)	$–	$–	$(94)
Total	$–	$–	$(94)	$–	$–	$(94)

Large Cap Value Fund
Equity contracts	$–	$–	$(29)	$–	$–	$(29)
Total	$–	$–	$(29)	$–	$–	$(29)

Large Cap Growth Fund
Equity contracts	$–	$–	$(113)	$–	$914	$801
Total	$–	$–	$(113)	$–	$914	$801

Large Cap Index Fund
Equity contracts	$–	$–	$(416)	$–	$–	$(416)
Total	$–	$–	$(416)	$–	$–	$(416)

Tax-Managed Large Cap Fund
Equity contracts	$–	$–	$(488)	$–	$–	$(488)
Total	$–	$–	$(488)	$–	$–	$(488)

318	SEI Institutional Managed Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
S&P 500 Index Fund
Equity contracts	$–	$–	$(495)	$–	$–	$(495)
Total	$–	$–	$(495)	$–	$–	$(495)

Small Cap Fund
Equity contracts	$–	$–	$(25)	$–	$–	$(25)
Total	$–	$–	$(25)	$–	$–	$(25)

Small Cap Value Fund
Equity contracts	$–	$–	$(42)	$–	$–	$(42)
Total	$–	$–	$(42)	$–	$–	$(42)

Small Cap Growth Fund
Equity contracts	$–	$–	$(37)	$–	$–	$(37)
Total	$–	$–	$(37)	$–	$–	$(37)

Tax-Managed Small/Mid Cap Fund
Equity contracts	$–	$–	$52	$–	$–	$52
Total	$–	$–	$52	$–	$–	$52

Mid-Cap Fund
Equity contracts	$–	$–	$7	$–	$–	$7
Total	$–	$–	$7	$–	$–	$7

U.S. Managed Volatility Fund
Equity contracts	$–	$–	$(40)	$–	$–	$(40)
Total	$–	$–	$(40)	$–	$–	$(40)

Global Managed Volatility Fund
Foreign exchange contracts	$–	$–	$–	$1,875	$–	$1,875
Equity contracts	–	–	(18)	–	–	(18)
Total	$–	$–	$(18)	$1,875	$–	$1,857

Tax-Managed Managed Volatility Fund
Equity contracts	$–	$–	$(25)	$–	$–	$(25)
Total	$–	$–	$(25)	$–	$–	$(25)

Tax-Managed International Managed Volatility Fund
Equity contracts	$–	$–	$(19)	$–	$–	$(19)
Total	$–	$–	$(19)	$–	$–	$(19)

Core Fixed Income Fund
Interest rate contracts	$406	$–	$(3,164)	$–	$32	$(2,726)
Foreign exchange contracts	–	–	–	755	–	755
Total	$406	$–	$(3,164)	$755	$32	$(1,971)

High Yield Bond Fund
Interest rate contracts	$–	$–	$(16)	$–	$–	$(16)
Foreign exchange contracts	–	–	–	10	–	10
Total	$–	$–	$(16)	$10	$–	$(6)

Dynamic Asset Allocation Fund
Interest rate contracts	$(144)	$(1,286)	$–	$–	$(6,863)	$(8,293)
Equity contracts	–	–	(7,412)	–	11,226	3,814
Total	$(144)	$(1,286)	$(7,412)	$–	$4,363	$(4,479)

Multi-Strategy Alternative Fund
Foreign exchange contracts	$–	$–	$–	$5	$–	$5
Credit contracts	–	–	–	–	7	7
Equity contracts	8	(3)	–	–	4	9
Total	$8	$(3)	$–	$5	$11	$21

SEI Institutional Managed Trust	319

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Multi-Asset Accumulation Fund
Interest rate contracts	$133	$(171)	$(29,090)	$–	$–	$(29,128)
Foreign exchange contracts	(127)	–	–	(2,243)	–	(2,370)
Equity contracts	–	–	(13,963)	–	19,524	5,561
Commodity contracts	–	–	(4,360)	–	–	(4,360)
Total	$6	$(171)	$(47,413)	$(2,243)	$19,524	$(30,297)

Multi-Asset Income Fund
Interest rate contracts	$–	$–	$690	$–	$(157)	$533
Foreign exchange contracts	–	–	–	146	–	146
Credit contracts	–	–	–	–	(158)	(158)
Total	$–	$–	$690	$146	$(315)	$521

Multi-Asset Inflation Managed Fund
Interest rate contracts	$–	$–	$(771)	$–	$(238)	$(1,009)
Foreign exchange contracts	–	–	–	7	–	7
Credit contracts	–	–	–	–	47	47
Equity contracts	–	–	2,163	–	–	2,163
Commodity contracts	–	–	2,834	–	–	2,834
Total	$–	$–	$4,226	$7	$(191)	$4,042

Multi-Asset Capital Stability Fund
Interest rate contracts	$–	$–	$(2,264)	$–	$–	$(2,264)
Equity contracts	319	(262)	(1,907)	–	–	(1,850)
Total	$319	$(262)	$(4,171)	$–	$–	$(4,114)

The following table discloses the average quarterly balances of the Funds' derivative activity during the six month period ended March 31, 2026 ($ Thousands):

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund	Large Cap Index Fund	Tax-Managed Large Cap Fund
Futures Contracts:
Average Notional Balance Long	$13,716	$7,662	$11,153	$25,033	$23,112
Total Return Swaps
Average Notional Balance Long	–	–	42,077	–	–
Average Notional Balance Short	–	–	–	–	–

	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund
Futures Contracts:
Average Notional Balance Long	$18,085	$3,204	$2,092	$2,023	$7,804

	Mid-Cap Fund	U.S. Managed Volatility Fund	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund
Futures Contracts:
Average Notional Balance Long	$505	$3,546	$4,328	$1,690	$964
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	306,525	–	–
Average Notional Balance Short	–	–	306,973	–	–

	Core Fixed Income Fund	High Yield Bond Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund
Futures Contracts:
Average Notional Balance Long	$585,986	$1,079	$234,493	$–	$987,852
Average Notional Balance Short	123,455	3,695	–	–	32,872

320	SEI Institutional Managed Trust

	Core Fixed Income Fund	High Yield Bond Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund
Forward Foreign Currency Contracts:
Average Notional Balance Long	$107,272	$606	$–	$452	$362,469
Average Notional Balance Short	107,068	598	–	450	362,610
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	–	14,143	–
Total Return Swaps
Average Notional Balance Long	–	–	212,679	–	8,909
Average Notional Balance Short	–	–	24,809	400	3,647
Interest Rate Swaps
Average Notional Balance	26,867	–	3,355,812	–	–
Options/Swaptions:
Average Notional Balance Long†	241	–	4,077	–	–
Average Notional Balance Short†	–	–	877	–	–

	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund
Futures Contracts:
Average Notional Balance Long	$–	$138,875	$83,557
Average Notional Balance Short	60,590	82,481	–
Forward Foreign Currency Contracts:
Average Notional Balance Long	6,421	197	–
Average Notional Balance Short	6,375	194	–
Credit Default Swaps:
Average Notional Balance Buy Protection	–	29,258	–
Average Notional Balance Sell Protection	11,256	10,212	–
Total Return Swaps
Average Notional Balance Long	–	–	76,649
Average Notional Balance Short	–	–	56,587
Interest Rate Swaps
Average Notional Balance	19,985	132,404	–
Options/Swaptions:
Average Notional Balance Long†	3	–	17
Average Notional Balance Short†	–	–	1

†	Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

SEI Institutional Managed Trust	321

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is reduced as placement due to the Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Funds Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities for market value, variation margin and collateral of exchange-traded or centrally cleared financial derivative instruments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2026 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Barclays PLC	$87	$–	$–	$87	$308	$–	$–	$–	$308	$(221)	$–	$(221)
BNP Paribas	–	–	–	–	71	–	–	–	71	(71)	–	(71)
Brown Brothers Harriman	19	–	–	19	44	–	–	–	44	(25)	–	(25)
Standard Chartered	–	–	–	–	102	–	–	–	102	(102)	–	(102)
Westpack Banking	8	–	–	8	213	–	–	–	213	(205)	–	(205)
Total Over the Counter	$114	$–	$–	$114	$738	$–	$–	$–	$738

	Financial Derivative Assets				Financial Derivative Liabilities
Core Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$17	$–	$–	$17	$26	$–	$–	$–	$26	$(9)	$–	$(9)
Barclays PLC	43	–	–	43	–	–	–	–	–	43	–	43
Citigroup	156	–	–	156	–	–	–	–	–	156	–	156
Goldman Sachs	75	–	–	75	24	–	–	–	24	51	–	51
JPMorgan Chase Bank	712	–	–	712	164	–	–	–	164	548	–	548
Total Over the Counter	$1,003	$–	$–	$1,003	$214	$–	$–	$–	$214

322	SEI Institutional Managed Trust

	Financial Derivative Assets				Financial Derivative Liabilities
High Yield Bond Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Barclays PLC	$17	$—	$—	$17	$—	$—	$—	$—	$—	$17	$—	$17
Total Over the Counter	$17	$—	$—	$17	$—	$—	$—	$—	$—

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Goldman Sachs	$—	$3,667	$—	$3,667	$—	$1,313	$—	$—	$1,313	$2,354	$—	$2,354
JPMorgan Chase Bank	—	—	11,226	11,226	—	—	—	—	—	11,226	—	11,226
Total Over the Counter	$—	$3,667	$11,226	$14,893	$—	$1,313	$—	$—	$1,313

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Strategy Alternative Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Barclays PLC	$7	$—	$—	$7	$—	$—	$—	$—	$—	$7	$—	$7
JPMorgan Chase Bank	—	—	1	1	—	—	—	—	—	1	—	1
Total Over the Counter	$7	$—	$1	$8	$—	$—	$—	$—	$—

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Accumulation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$—	$12	$12	$—	$—	$645	$—	$645	$(633)	$—	$(633)
Citigroup	2,276	—	48	2,324	2,287	—	416	—	2,703	(379)	—	(379)
Goldman Sachs	—	—	9,163	9,163	—	—	—	—	—	9,163	—	9,163
JPMorgan Chase Bank	2,275	1,200	11,343	14,818	2,286	485	1,820	—	4,591	10,227	—	10,227
Total Over the Counter	$4,551	$1,200	$20,566	$26,317	$4,573	$485	$2,881	$—	$7,939

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Deutsche Bank	$104	$—	$—	$104	$—	$—	$—	$—	$—	$104	$—	$104
State Street	43	—	—	43	—	—	—	—	—	43	—	43
Total Over the Counter	$147	$—	$—	$147	$—	$—	$—	$—	$—

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Inflation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Brown Brothers Harriman	$7	$—	$—	$7	$—	$—	$—	$—	$—	$7	$—	$7
Total Over the Counter	$7	$—	$—	$7	$—	$—	$—	$—	$—

SEI Institutional Managed Trust	323

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Capital Stability Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$—	$—	$506	$506	$—	$—	$196	$—	$196	$310	$—	$310
Goldman Sachs	—	—	721	721	—	—	108	—	108	613	—	613
JPMorgan Chase Bank	—	—	261	261	—	—	837	—	837	(576)	—	(576)
Total Over the Counter	$—	$—	$1,488	$1,488	$—	$—	$1,141	$—	$1,141

(1)	Net Exposures represents the net receivable/(payable) that would be due from /to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5. BASIS FOR CONSOLIDATION FOR THE DYNAMIC ASSET ALLOCATION FUND, MULTI-ASSET ACCUMULATION FUND AND MULTI-ASSET INFLATION MANAGED FUND

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Dynamic Asset Allocation Fund, Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of September 30th for financial statement consolidation purposes and a nonconforming tax year end of August 31.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation Fund, Multi-Asset Accumulation Fund, and Multi-Asset Inflation Managed Fund may each invest up to 25% of their total assets in its respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2026 ($ Thousands)	% of Total Net Assets at March 31, 2026
Dynamic Commodity Strategy Subsidiary, Ltd.	March 28, 2018	$118,619	15.8%
Accumulation Commodity Strategy Subsidiary, Ltd.	April 9, 2012	210,470	18.2%
Inflation Commodity Strategy Subsidiary Ltd.	April 9, 2012	105,025	19.3%

Gains and losses attributed to the Funds’ investments in Subsidiaries are as follows:

	Dynamic Commodity Strategy Subsidiary, Ltd. ($ Thousands)	Accumulation Commodity Strategy, Ltd. ($ Thousands)	Inflation Commodity Strategy Subsidiary, Ltd. ($ Thousands)
Investment Income:
Dividends	$25	$—	$—
Interest income	1,693	2,981	1,970
Less: foreign taxes withheld	(8)	—	—
Net Realized Gain (Loss) on:
Investments	(127)	2,885	96
Futures Contracts	(95)	38,645	23,597
Swap Contracts	342	23,840	—
Written Options	—	—	—
Purchased Options	3,720	—	171
Foreign Currency Transactions	—	—	—

324	SEI Institutional Managed Trust

	Dynamic Commodity Strategy Subsidiary, Ltd. ($ Thousands)	Accumulation Commodity Strategy, Ltd. ($ Thousands)	Inflation Commodity Strategy Subsidiary, Ltd. ($ Thousands)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,816)	15,663	(85)
Futures Contracts	(46)	(4,361)	2,834
Swap Contracts	2,843	—	—
Purchased Options	(593)	—	—
Total gains and losses attributed to the Funds' investment in Subsidiaries	$5,938	$79,653	$28,583

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (“the Distributor”) is the Distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Funds have also adopted an, administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F and Class I Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, proxy fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The Administrator has voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Conservative Income and Tax-Free Conservative Income Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets.

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

SEI Institutional Managed Trust	325

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Large Cap Fund
Class F	0.3900%	0.25%	—	0.89%
Class Y	0.3900%	—	—	0.64%
Large Cap Value Fund
Class F	0.3500%	0.25%	—	0.85%)
Class I	0.3500%	0.25%	0.25%	1.07%
Class Y	0.3500%	—	—	0.60%
Large Cap Growth Fund
Class F	0.4000%	0.25%	—	0.89%
Class I	0.4000%	0.25%	0.25%	1.11%
Class Y	0.4000%	—	—	0.64%
Large Cap Index Fund
Class F	0.0500%	0.25%	—	0.25%
Tax-Managed Large Cap Fund
Class F	0.4000%	0.25%	—	0.89%
Class Y	0.4000%	—	—	0.64%

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
S&P 500 Index Fund
Class F	0.0300%	0.25%	—	0.25%
Class I	0.0300%	0.25%	0.25%	0.65%
Small Cap Fund
Class F	0.6500%	0.25%	—	1.07%
Class Y	0.6500%	—	—	0.82%
Small Cap Value Fund
Class F	0.6500%	0.25%	—	1.05%
Class I	0.6500%	0.25%	0.25%	1.27%
Class Y	0.6500%	—	—	0.80%
Small Cap Growth Fund
Class F	0.6500%	0.25%	—	1.05%

326	SEI Institutional Managed Trust

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Class I	0.6500%	0.25%	0.25%	1.30%
Class Y	0.6500%	—	—	0.80%
Tax-Managed Small/Mid Cap Fund
Class F	0.6500%	0.25%	—	1.07%
Class Y	0.6500%	—	—	0.85%
Mid-Cap Fund
Class F	0.4000%	0.25%	—	0.98%
Class I	0.4000%	0.25%	0.25%	1.20%
Class Y	0.4000%	—	—	0.73%
U.S. Managed Volatility Fund
Class F	0.5500%	0.25%	—	0.85%
Class Y	0.5500%	—	—	0.60%
Global Managed Volatility Fund
Class F	0.6500%	0.25%	—	1.00%
Class I	0.6500%	0.25%	0.25%	1.25%
Class Y	0.6500%	—	—	0.75%
Tax-Managed Managed Volatility Fund
Class F	0.5500%	0.25%	—	0.90%
Class Y	0.5500%	—	—	0.65%
Tax-Managed International Managed Volatility Fund
Class F	0.6500%	0.25%	—	1.05%
Class Y	0.6500%	—	—	0.80%
Real Estate Fund
Class F	0.6500%	0.25%	—	1.14%
Class I	0.6500%	0.25%	0.25%	1.36%
Class Y	0.6500%	—	—	0.89%
Core Fixed Income Fund
Class F	0.2750%	0.25%	—	0.66%
Class I	0.2750%	0.25%	0.25%	0.88%
Class Y	0.2750%	—	—	0.41%
High Yield Bond Fund
Class F	0.4875%	0.25%	—	0.89%
Class I	0.4875%	0.25%	0.25%	1.12%
Class Y	0.4875%	—	—	0.65%
Conservative Income Fund
Class F	0.1000%	0.25%	—	0.30%
Class Y	0.1000%	—	—	0.20%
Tax-Free Conservative Income Fund
Class F	0.1000%	0.25%	—	0.30%
Class Y	0.1000%	—	—	0.20%

SEI Institutional Managed Trust	327

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Real Return Fund
Class F	0.2200%	0.25%	—	0.45%
Class Y	0.2200%	—	—	0.35%
Dynamic Asset Allocation Fund
Class F	0.6000%	0.25%	—	0.75%
Class Y	0.6000%	—	—	0.50%
Multi-Strategy Alternative Fund
Class F	1.5000%	0.25%	—	1.35%
Class Y	1.5000%	—	—	1.10%
Multi-Asset Accumulation Fund
Class F	0.7500%	0.25%	—	1.15%
Class Y	0.7500%	—	—	0.90%
Multi-Asset Income Fund
Class F	0.6000%	0.25%	—	0.80%
Class Y	0.6000%	—	—	0.70%
Multi-Asset Inflation Managed Fund
Class F	0.5500%	0.25%	—	0.91%
Class Y	0.5500%	—	—	0.65%
Multi-Asset Capital Stability Fund
Class F	0.4000%	0.25%	—	0.62%
Class Y	0.4000%	—	—	0.52%

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Index Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Small/Mid Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Mid-Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
U.S. Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Global Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed International Managed Volatility Fund	0.380%	0.3400%	0.2800%	0.2350%	0.200%
Real Estate Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Core Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
High Yield Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Free Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Real Return Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Dynamic Asset Allocation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Strategy Alternative Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Accumulation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Inflation Managed Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Capital Stability Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

	First $2 Billion	Next $500 Million	Next $500 Million	Over $3 Billion
S&P 500 Index Fund	0.220%	0.2100%	0.1650%	0.120%

328	SEI Institutional Managed Trust

As of March 31, 2026, SIMC has entered into investment sub-advisory agreements with the following affiliated and unaffiliated parties:

Investment Sub-Adviser

Large Cap Fund

Brandywine Global Investment Management, LLC

Fred Alger Management, LLC

LSV Asset Management*

Mar Vista Investment Partners, LLC

Parametric Portfolio Associates LLC

Large Cap Value Fund

Brandywine Global Investment Management, LLC

Cullen Capital Management, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Large Cap Growth Fund

Fred Alger Management, LLC

Mackenzie Investments Corporation

Parametric Portfolio Associates LLC

PineStone Asset Management Inc.

Large Cap Index Fund

SSGA Funds Management, Inc.

Tax-Managed Large Cap Fund

Brandywine Global Investment Management, LLC

Cullen Capital Management, LLC

LSV Asset Management*

Mar Vista Investment Partners, LLC

Parametric Portfolio Associates LLC

PineStone Asset Management Inc.

S&P 500 Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

Copeland Capital Management, LLC

Easterly Investment Partners LLC

Leeward Investments, LLC

Los Angeles Capital Management, LLC

Parametric Portfolio Associates LLC

Small Cap Value Fund

Easterly Investment Partners LLC

Leeward Investments, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Small Cap Growth Fund

Axiom Investors, LLC

Geneva Capital Management LLC

Parametric Portfolio Associates LLC

Tax-Managed Small/Mid Cap Fund

Easterly Investment Partners LLC

Geneva Capital Management LLC

Hillsdale Investment Management Inc.

Martingale Asset Management, LP

Parametric Portfolio Associates LLC

Mid-Cap Fund

Leeward Investments, LLC

Los Angeles Capital Management LLC

U.S. Managed Volatility Fund

Acadian Asset Management LLC

LSV Asset Management*

Global Managed Volatility Fund

Acadian Asset Management LLC

Tax-Managed Managed Volatility Fund

Acadian Asset Management LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Tax-Managed International Managed Volatility Fund

Acadian Asset Management LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Real Estate Fund

CenterSquare Investment Management LLC

Core Fixed Income Fund

Allspring Global Investments, LLC

Jennison Associates LLC

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

High Yield Bond Fund

Ares Capital Management II LLC

Benefit Street Partners, LLC

Blackstone Credit Systematic Strategies LLC

Brigade Capital Management, LP

J.P. Morgan Investment Management, Inc.

Conservative Income Fund

BlackRock Advisors, LLC

Tax-Free Conservative Income Fund

BlackRock Advisors, LLC

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Strategy Alternative Fund

Brigade Capital Management, LP

Global Credit Advisers, LLC

Kettle Hill Capital Management LLC

Mountaineer Partners Management, LLC

Multi-Asset Accumulation Fund

AQR Capital Management, LLC

Multi-Asset Income Fund

Barings LLC

Goldman Sachs Asset Management, LP

Multi-Asset Inflation Managed Fund

AllianceBernstein, L.P.

Franklin Advisers, Inc.

O’Connor Alternative Investments, LLC

Wellington Management Company LLP

Multi-Asset Capital Stability Fund

Janus Henderson Investors US LLC

*	Affiliated

Under the investment sub-advisory agreements, each sub-adviser receives a fee paid by SIMC.

SEI Institutional Managed Trust	329

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

Brokerage Commissions Paid to Affiliates — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended March 31, 2026 were as follows ($ Thousands):

U.S. Managed Volatility Fund	$8
$8

Payments to/from Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Administrator, Adviser and/or Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

LSV Asset Management (a partially owned indirect subsidiary of SEI Investment Co.) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended March 31, 2026 were as follows ($ Thousands):

Large Cap Fund	$158
Large Cap Value Fund	173
Tax-Managed Large Cap Fund	324
Small Cap Value Fund	73
U.S. Managed Volatility Fund	134
Tax-Managed Managed Volatility Fund	193
Tax-Managed International Managed Volatility Fund	87
$1,142

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Funds’ expense ratio, as a percentage of the Funds’ average daily net assets for the six month period ended March 31, 2026, can be found on the Statements of Operations or Consolidated Statements of Operations and Financial Highlights or Consolidated Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund, to manage excess cash or to serve as margin or collateral for derivative positions.

Each of the Large Cap Index and S&P 500 Index Funds may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the Board. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

For the six month period ended March 31, 2026, the following Funds borrowed funds from the Multi-Asset Accumulation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Borrowing Date	Maturity Date	Amount Borrowed	Interest Paid	Interest Rate
SIT International Equity Fund	02/13/26	02/17/26	$12,716	$7	4.64%

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2026 and the year ended September 30, 2025.

330	SEI Institutional Managed Trust

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Large Cap Index Fund
	10/1/2025 to 3/31/2026 (Unaudited)	2025	10/1/2025 to 3/31/2026 (Unaudited)	2025	10/1/2025 to 3/31/2026 (Unaudited)	2025	10/1/2025 to 3/31/2026 (Unaudited)	2025
Class F:
Shares Issued	4,490	7,134	1,483	4,873	1,316	3,281	4,444	7,965
Shares Issued in Lieu of Dividends and Distributions	16,575	14,643	5,547	3,631	6,116	5,508	2,586	2,515
Shares Redeemed	(12,051)	(25,783)	(5,985)	(9,183)	(4,187)	(8,173)	(6,113)	(14,666)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	9,014	(4,006)	1,045	(679)	3,245	616	917	(4,186)
Class I:
Shares Issued	–	–	—	9	2	9	–	–
Shares Issued in Lieu of Dividends and Distributions	–	–	3	3	5	11	–	–
Shares Redeemed	–	–	(29)	(8)	(30)	(14)	–	–
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	–	–	(26)	4	(23)	6	–	–
Class Y:
Shares Issued	451	739	246	956	258	759	–	–
Shares Issued in Lieu of Dividends and Distributions	778	613	472	272	673	507	–	–
Shares Redeemed	(668)	(964)	(262)	(1,072)	(342)	(929)	–	–
Total Increase in Net Assets Derived from Class Y Transactions	561	388	456	156	589	337	–	–
Increase (Decrease) in Capital Shares	9,575	(3,618)	1,475	(519)	3,811	959	917	(4,186)

	Tax-Managed Large Cap Fund				S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund
	10/1/2025 to 3/31/2026 (Unaudited)		2025		10/1/2025 to 3/31/2026 (Unaudited)	2025	10/1/2025 to 3/31/2026 (Unaudited)	2025	10/1/2025 to 3/31/2026 (Unaudited)	2025
Class F:
Shares Issued	12,934		31,978		972	949	1,128	2,749	294	1,303
Shares Issued in Lieu of Dividends and Distributions	913		6,691		666	1,009	2,968	4,052	815	1,851
Shares Redeemed	(16,736	)(1)	(43,094	)(1)	(1,139)	(1,830)	(3,888)	(13,577)	(1,196)	(4,634)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(2,889)		(4,425)		499	128	208	(6,776)	(87)	(1,480)
Class I:
Shares Issued	–		–		6	11	–	–	—	1
Shares Issued in Lieu of Dividends and Distributions	–		–		5	7	–	–	1	3
Shares Redeemed	–		–		(12)	(10)	–	–	(12)	(1)
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	–		–		(1)	8	–	–	(11)	3
Class Y:
Shares Issued	992		959		–	–	263	362	97	402
Shares Issued in Lieu of Dividends and Distributions	162		1,141		–	–	180	228	124	253
Shares Redeemed	(795)		(2,271)		–	–	(203)	(1,486)	(166)	(443)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	359		(171)		–	–	240	(896)	55	212
Increase (Decrease) in Capital Shares	(2,530)		(4,596)		498	136	448	(7,672)	(43)	(1,265)

SEI Institutional Managed Trust	331

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

	Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund				Mid-Cap Fund		U.S. Managed Volatility Fund
	10/1/2025 to 3/31/2026 (Unaudited)	2025	10/1/2025 to 3/31/2026 (Unaudited)		2025		10/1/2025 to 3/31/2026 (Unaudited)	2025	10/1/2025 to 3/31/2026 (Unaudited)*	2025
Class F:
Shares Issued	263	803	1,563		5,506		74	179	1,441	2,458
Shares Issued in Lieu of Dividends and Distributions	637	427	786		4,024		277	163	3,623	3,883
Shares Redeemed	(721)	(3,109)	(2,603	)(1)	(13,184	)(1)	(709)	(653)	(4,472)	(8,069)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	179	(1,879)	(254)		(3,654)		(358)	(311)	592	(1,728)
Class I:
Shares Issued	3	–	–		–		–	2	–	–
Shares Issued in Lieu of Dividends and Distributions	1	1	–		–		–	1	–	6
Shares Redeemed	(4)	(4)	–		–		(8)	(2)	(48)	–
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	–	(3)	–		–		(8)	1	(48)	6
Class Y:
Shares Issued	52	189	163		344		146	120	259	1,290
Shares Issued in Lieu of Dividends and Distributions	88	53	148		709		42	21	1,384	1,371
Shares Redeemed	(85)	(188)	(310)		(919)		(188)	(182)	(1,779)	(4,272)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	55	54	1		134		–	(41)	(136)	(1,611)
Increase (Decrease) in Capital Shares	234	(1,828)	(253)		(3,520)		(366)	(351)	408	(3,333)

	Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund				Tax-Managed International Managed Volatility Fund		Real Estate Fund
	10/1/2025 to 3/31/2026 (Unaudited)	2025	10/1/2025 to 3/31/2026 (Unaudited)		2025		10/1/2025 to 3/31/2026 (Unaudited)	2025	10/1/2025 to 3/31/2026 (Unaudited)	2025
Class F:
Shares Issued	2,865	5,663	5,874		11,641		278	3,307	181	627
Shares Issued in Lieu of Dividends and Distributions	4,175	4,567	6,118		6,098		282	581	306	169
Shares Redeemed	(7,883)	(17,622)	(10,627	)(1)	(20,255	)(1)	(1,147)	(11,832)	(171)	(1,089)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(843)	(7,392)	1,365		(2,516)		(587)	(7,944)	316	(293)
Class I:
Shares Issued	–	–	–		–		–	–	–	–
Shares Issued in Lieu of Dividends and Distributions	–	4	–		–		–	–	–	1
Shares Redeemed	(56)	–	–		–		–	–	(11)	–
Total Increase (Decrease) in Net Assets Derived from Class I Transactions	(56)	4	–		–		–	–	(11)	1
Class Y:
Shares Issued	394	785	318		503		118	383	165	408
Shares Issued in Lieu of Dividends and Distributions	724	742	983		894		97	171	125	49
Shares Redeemed	(1,109)	(3,278)	(2,156)		(1,424)		(235)	(1,082)	(83)	(130)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	9	(1,751)	(855)		(27)		(20)	(528)	207	327
Increase (Decrease) in Capital Shares	(890)	(9,139)	510		(2,543)		(607)	(8,472)	512	35

	Core Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund		Tax-Free Conservative Income Fund
	10/1/2025 to 3/31/2026 (Unaudited)	2025	10/1/2025 to 3/31/2026 (Unaudited)	2025	10/1/2025 to 3/31/2026 (Unaudited)	2025	10/1/2025 to 3/31/2026 (Unaudited)	2025
Class F:
Shares Issued	33,596	47,014	22,311	43,953	55,535	96,663	4,031	12,353
Shares Issued in Lieu of Dividends and Distributions	5,330	10,846	7,469	12,500	1,635	3,267	171	401
Shares Redeemed	(27,749)	(66,979)	(35,467)	(59,374)	(48,634)	(71,579)	(4,082)	(11,636)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	11,177	(9,119)	(5,687)	(2,921)	8,536	28,351	120	1,118
Class I:
Shares Issued	1	9	–	–	–	–	–	–
Shares Issued in Lieu of Dividends and Distributions	3	8	–	–	–	–	–	–

332	SEI Institutional Managed Trust

	Core Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund		Tax-Free Conservative Income Fund
	10/1/2025 to 3/31/2026 (Unaudited)	2025	10/1/2025 to 3/31/2026 (Unaudited)	2025	10/1/2025 to 3/31/2026 (Unaudited)	2025	10/1/2025 to 3/31/2026 (Unaudited)	2025
Shares Redeemed	(48)	(43)	–	–	–	–	–	–
Total Decrease in Net Assets Derived from Class I Transactions	(44)	(26)	–	–	–	–	–	–
Class Y:
Shares Issued	5,397	9,956	2,124	9,004	740	450	23	386
Shares Issued in Lieu of Dividends and Distributions	758	1,538	1,514	2,514	23	43	7	20
Shares Redeemed	(5,213)	(9,011)	(2,796)	(10,682)	(1,009)	(423)	(236)	(518)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	942	2,483	842	836	(246)	70	(206)	(112)
Increase (Decrease) in Capital Shares	12,075	(6,662)	(4,845)	(2,085)	8,290	28,421	(86)	1,006

	Real Return Fund		Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund
	10/1/2025 to 3/31/2026 (Unaudited)	2025	10/1/2025 to 3/31/2026 (Unaudited)	2025	10/1/2025 to 3/31/2026 (Unaudited)	2025	10/1/2025 to 3/31/2026 (Unaudited)	2025
Class F:
Shares Issued	3,353	5,075	2,641	2,982	900	1,778	6,991	11,700
Shares Issued in Lieu of Dividends and Distributions	636	991	7,166	4,147	986	1,225	3,505	3,026
Shares Redeemed	(3,142)	(7,637)	(4,551)	(10,445)	(2,504)	(6,225)	(15,289)	(36,095)
Total Increase (Decrease) in Net Assets Derived from Class F Transactions	847	(1,571)	5,256	(3,316)	(618)	(3,222)	(4,793)	(21,369)
Class Y:
Shares Issued	441	809	486	1,394	35	48	745	1,708
Shares Issued in Lieu of Dividends and Distributions	51	77	928	418	28	33	275	249
Shares Redeemed	(270)	(492)	(1,307)	(1,982)	(43)	(132)	(1,379)	(4,316)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	222	394	107	(170)	20	(51)	(359)	(2,359)
Increase (Decrease) in Capital Shares	1,069	(1,177)	5,363	(3,486)	(598)	(3,273)	(5,152)	(23,728)

	Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund
	10/1/2025 to 3/31/2026 (Unaudited)	2025	10/1/2025 to 3/31/2026 (Unaudited)	2025	10/1/2025 to 3/31/2026 (Unaudited)	2025
Class F:
Shares Issued	2,419	5,074	3,294	5,102	2,474	4,246
Shares Issued in Lieu of Dividends and Distributions	882	1,723	2,337	1,910	573	2,610
Shares Redeemed	(4,981)	(9,111)	(6,371)	(15,573)	(4,791)	(10,643)
Total Decrease in Net Assets Derived from Class F Transactions	(1,680)	(2,314)	(740)	(8,561)	(1,744)	(3,787)
Class Y:
Shares Issued	850	1,368	482	1,084	112	150
Shares Issued in Lieu of Dividends and Distributions	368	693	230	162	41	173
Shares Redeemed	(2,103)	(2,666)	(582)	(966)	(166)	(456)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(885)	(605)	130	280	(13)	(133)
(Decrease) in Capital Shares	(2,565)	(2,919)	(610)	(8,281)	(1,757)	(3,920)

(1)	Includes redemptions as a result of in-kind transfer of securities (see Note 12).
*	U.S. Managed Volatility Fund Class I closed on November 6, 2025.

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments, in-kind transactions and TBAs, during the six month period ended March 31, 2026, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$–	$262,506	$262,506

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Sales	–	404,580	404,580

SEI Institutional Managed Trust	333

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Value Fund
Purchases	–	148,559	148,559
Sales	–	273,753	273,753

Large Cap Growth Fund
Purchases	–	314,937	314,937
Sales	–	448,495	448,495

Large Cap Index Fund
Purchases	–	30,451	30,451
Sales	–	67,725	67,725

Tax-Managed Large Cap Fund
Purchases	–	675,515	675,515
Sales	–	373,546	373,546

S&P 500 Index Fund
Purchases	–	58,856	58,856
Sales	–	86,097	86,097

Small Cap Fund
Purchases	–	159,911	159,911
Sales	–	199,118	199,118

Small Cap Value Fund
Purchases	–	72,275	72,275
Sales	–	96,781	96,781

Small Cap Growth Fund
Purchases	–	225,502	225,502
Sales	–	247,061	247,061

Tax-Managed Small/Mid Cap Fund
Purchases	–	150,566	150,566
Sales	–	162,004	162,004

Mid-Cap Fund
Purchases	–	24,634	24,634
Sales	–	46,768	46,768

U.S. Managed Volatility Fund
Purchases	–	71,155	71,155
Sales	–	144,125	144,125

Global Managed Volatility Fund
Purchases	–	151,397	151,397
Sales	–	227,421	227,421

Tax-Managed Managed Volatility Fund
Purchases	–	91,585	91,585
Sales	–	206,920	206,920

Tax-Managed International Managed Volatility Fund
Purchases	–	32,754	32,754
Sales	–	47,160	47,160

Real Estate Fund
Purchases	–	17,140	17,140
Sales	–	15,127	15,127

Core Fixed Income Fund
Purchases	3,733,664	708,653	4,442,317
Sales	3,718,535	563,598	4,282,133

High Yield Bond Fund
Purchases	4	334,908	334,912
Sales	576	356,189	356,765

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Real Return Fund
Purchases	64,661	–	64,661
Sales	61,797	–	61,797

Dynamic Asset Allocation Fund
Purchases	–	105,800	105,800
Sales	–	114,112	114,112

Multi-Strategy Alternative Fund
Purchases	–	398,077	398,077
Sales	–	393,209	393,209

Multi-Asset Accumulation Fund
Purchases	136,478	160,804	297,282
Sales	130,310	97,571	227,881

Multi-Asset Income Fund
Purchases	–	77,405	77,405
Sales	65	99,521	99,586

Multi-Asset Inflation Managed Fund
Purchases	54,623	46,155	100,778
Sales	38,829	94,056	132,885

Multi-Asset Capital Stability Fund
Purchases	33,818	164,862	198,680
Sales	39,467	141,388	180,855

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The Dynamic Commodity Strategy, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income”. The Treasury released a proposed regulation in October 2016 stating that income inclusion from a controlled foreign corporation is treated as dividends i.e. qualifying income only to the extent that the Funds received cash distributions from the subsidiary. The Treasury released a final regulation in March 2019 reversing its position on the proposed regulation by removing the cash distribution requirement.

334	SEI Institutional Managed Trust

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of March 31, 2026, except for the permanent reclassification and tax character of distributions, which are as of December 31, 2024.

Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2025.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature.

The tax character of dividends and distributions paid during the fiscal years ended September 30, 2025 or September 30, 2024 (unless otherwise indicated) was as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Large Cap Fund
2025	$26,938	$220,496	$–	$–	$247,434
2024	21,414	87,395	–	–	108,809
Large Cap Value Fund
2025	30,503	77,695	–	–	108,198
2024	28,952	57,486	–	–	86,438
Large Cap Growth Fund
2025	55,009	235,745	–	–	290,754
2024	–	208,783	–	–	208,783
Large Cap Index Fund
2025	12,499	40,713	–	–	53,212
2024	14,147	–	–	–	14,147
Tax-Managed Large Cap Fund
2025	33,551	306,703	–	–	340,254
2024	37,630	163,412	–	–	201,042
S&P 500 Index Fund
2025	13,675	101,831	–	–	115,506
2024	12,827	29,336	–	–	42,163
Small Cap Fund
2025	14,998	46,306	–	–	61,304
2024	2,980	18,391	–	–	21,371
Small Cap Value Fund
2025	4,500	48,677	–	–	53,177
2024	4,436	6,705	–	–	11,141
Small Cap Growth Fund
2025	6,895	12,782	–	–	19,677
2024	–	–	–	–	–
Tax-Managed Small/Mid Cap Fund
2025	3,989	133,428	–	–	137,417
2024	3,794	22,023	–	–	25,817
Mid-Cap Fund
2025	1,217	4,921	–	–	6,138
2024	424	–	–	–	424
U.S. Managed Volatility Fund
2025	24,300	63,781	–	–	88,081
2024	15,268	73,422	–	–	88,690
Global Managed Volatility Fund
2025	26,042	38,611	–	–	64,653
2024	13,481	29,793	–	–	43,274

SEI Institutional Managed Trust	335

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Tax-Managed Managed Volatility Fund
2025	$11,181	$139,013	$–	$–	$150,194
2024	7,491	101,970	–	–	109,461
Tax-Managed International Managed Volatility Fund
2025	10,020	–	–	–	10,020
2024	10,287	–	–	–	10,287
Real Estate Fund
2025	2,126	1,838	–	–	3,964
2024	1,420	377	–	–	1,797
Core Fixed Income Fund
2025	127,499	–	–	–	127,499
2024	133,960	–	6,063	–	140,023
High Yield Bond Fund
2025	88,339	–	–	–	88,339
2024	129,498	–	18,994	–	148,492
Conservative Income Fund
2025	40,000	–	–	–	40,000
2024	32,647	–	–	–	32,647
Tax-Free Conservative Income Fund
2025	50	–	–	5,569	5,619
2024	78	–	–	5,605	5,683
Real Return Fund
2025	11,731	–	–	–	11,731
2024	11,327	–	–	–	11,327
Dynamic Asset Allocation Fund
2025	30,840	53,736	–	–	84,576
2024	–	63,790	–	–	63,790
Multi-Strategy Alternative Fund
2025	13,521	–	–	–	13,521
2024	15,289	–	–	–	15,289
Multi-Asset Accumulation Fund
2025	26,215	–	–	–	26,215
2024	21,478	–	17,110	–	38,588
Multi-Asset Income Fund
2025	28,009	–	–	–	28,009
2024	39,669	–	–	–	39,669
Multi-Asset Inflation Managed Fund
2025	17,397	–	–	–	17,397
2024	23,993	–	–	–	23,993
Multi-Asset Capital Stability Fund
2025	24,707	11,029	–	–	35,736
2024	22,160	–	–	–	22,160

As of September 30, 2025, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Undistributed Tax-Exempt Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$10,901	$221,854	$–	$–	$–	$–	$698,204	$(1)	$930,958
Large Cap Value Fund	12,738	144,387	–	–	–	–	419,483	(3)	576,605
Large Cap Growth Fund	36,376	224,069	–	–	–	–	839,710	2	1,100,157
Large Cap Index Fund	5,813	40,027	–	–	–	–	698,851	(2)	744,689

336	SEI Institutional Managed Trust

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Undistributed Tax-Exempt Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Tax-Managed Large Cap Fund	$9,502	$38,301	$—	$—	$—	$—	$2,740,136	$6	$2,787,945
S&P 500 Index Fund	4,436	78,391	—	—	—	—	863,055	(3)	945,879
Small Cap Fund	1,624	39,956	—	—	(2,053)	—	113,371	1	152,899
Small Cap Value Fund	3,450	19,049	—	—	—	—	63,781	(1)	86,279
Small Cap Growth Fund	—	26,977	—	—	(6,914)	(1,274)	58,233	2	77,024
Tax-Managed Small/Mid Cap Fund	999	25,735	—	—	—	—	299,981	—	326,715
Mid-Cap Fund	126	5,756	—	—	(439)	—	13,782	(5)	19,220
U.S. Managed Volatility Fund	11,980	59,364	—	—	—	—	94,095	5	165,444
Global Managed Volatility Fund	8,575	40,306	—	—	—	(414)	125,290	621	174,378
Tax-Managed Managed Volatility Fund	1,783	125,527	—	—	(10,310)	—	313,067	2	430,069
Tax-Managed International Managed Volatility Fund	6,268	—	—	(19,398)	—	—	80,924	—	67,794
Real Estate Fund	—	6,266	—	—	—	—	14,959	—	21,225
Core Fixed Income Fund	823	—	—	(629,137)	—	—	(27,264)	(17,060)	(672,638)
High Yield Bond Fund	9,376	—	—	(305,158)	—	—	(184,845)	(6,473)	(487,100)
Conservative Income Fund	583	—	—	(62)	—	—	334	(548)	307
Tax-Free Conservative Income Fund	108	—	—	(8)	—	—	72	(91)	81
Real Return Fund	5,606	—	—	(15,577)	(726)	—	6,298	7	(4,392)
Dynamic Asset Allocation Fund	16,269	104,200	—	—	—	—	417,742	3	538,214
Multi-Strategy Alternative Fund	7,554	—	—	(11,215)	—	—	1,224	(3)	(2,440)
Multi-Asset Accumulation Fund	3,873	—	—	(461,128)	—	—	(260,600)	(12,823)	(730,678)
Multi-Asset Income Fund	4,274	—	—	(57,637)	—	—	9,038	(2,612)	(46,937)
Multi-Asset Inflation Managed Fund	22,103	—	—	(103,827)	—	—	(79,468)	(194)	(161,386)
Multi-Asset Capital Stability Fund	5,873	—	—	—	—	—	6,839	(1,289)	11,423

Post October losses represent losses realized on investment transactions from November 1, 2024 through September 30, 2025, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2025 through September 30, 2025, and specified losses realized on investment transactions from November 1, 2024 through September 30, 2025, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Tax-Managed International Managed Volatility Fund	$19,398	$–	$19,398
Core Fixed Income Fund	185,418	443,719	629,137
High Yield Bond Fund	19,379	285,779	305,158
Conservative Income Fund	62	–	62
Tax-Free Conservative Income Fund	8	–	8
Real Return Fund	4,613	10,964	15,577
Multi-Strategy Alternative Fund	2,175	9,040	11,215
Multi-Asset Accumulation Fund	257,099	204,029	461,128
Multi-Asset Income Fund	19,829	37,808	57,637
Multi-Asset Inflation Managed Fund	103,827	–	103,827

During the year ended September 30, 2025, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Tax-Managed International Managed Volatility Fund	$29,629	$–	$29,629
Multi-Strategy Alternative Fund	283	–	283

SEI Institutional Managed Trust	337

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

For Federal income tax purposes, the cost of investments owned at September 30, 2025, and the net realized gains or losses on investments sold for the period, were different from amounts reported for financial reporting purposes primarily due to investments in partnerships that captures losses from other securities, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2026, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$834,753	$618,319	$(36,272)	$582,047
Large Cap Value Fund	920,762	486,133	(64,550)	421,583
Large Cap Growth Fund	757,322	664,724	(29,891)	634,833
Large Cap Index Fund	513,140	676,579	(22,624)	653,955
Tax-Managed Large Cap Fund	1,684,166	2,509,900	(26,120)	2,483,780
S&P 500 Index Fund	247,295	794,061	(12,253)	781,808
Small Cap Fund	338,325	123,708	(18,243)	105,465
Small Cap Value Fund	229,443	76,149	(13,267)	62,882
Small Cap Growth Fund	238,293	51,100	(17,740)	33,360
Tax-Managed Small/Mid Cap Fund	391,340	289,897	(9,499)	280,398
Mid-Cap Fund	43,056	11,319	(2,610)	8,709
U.S. Managed Volatility Fund	412,335	102,853	(30,854)	71,999
Global Managed Volatility Fund	576,956	140,857	(29,262)	111,595
Tax-Managed Managed Volatility Fund	308,265	276,550	(14,338)	262,212
Tax-Managed International Managed Volatility Fund	132,540	94,203	(559)	93,644
Real Estate Fund	58,742	21,424	(5,185)	16,239
Core Fixed Income Fund	4,016,639	17,995	(83,318)	(65,323)
High Yield Bond Fund	1,084,236	64,797	(76,894)	(12,097)
Conservative Income Fund	1,095,210	67	(267)	(200)
Tax-Free Conservative Income Fund	207,337	18	(24)	(6)
Real Return Fund	379,644	5,566	(134)	5,432
Dynamic Asset Allocation Fund	229,707	376,191	(12,356)	363,835
Multi-Strategy Alternative Fund	217,178	11,777	(9,607)	2,170
Multi-Asset Accumulation Fund	770,263	4,321	(9,285)	(4,964)
Multi-Asset Income Fund	486,045	24,535	(15,891)	8,644
Multi-Asset Inflation Managed Fund	437,162	93,714	(4,726)	88,988
Multi-Asset Capital Stability Fund	367,052	3,261	(9,404)	(6,143)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principle risks. A more complete description of principal risks is included in each Fund's prospectus under the heading "Principal Risks."

Arbitrage Strategies Risk — Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The Fund may realize losses or a reduced rate of return if underlying relationships among securities in which it takes investment positions change in an adverse manner or if a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

338	SEI Institutional Managed Trust

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

Collateralized Debt Obligations (CDOs) and Collateralized Loan Obligations (CLOs) Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CDO’s or CLO’s expenses.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Concentration Risk — A downturn in the financial services industry would impact the Fund more than a portfolio that does not concentrate in securities issued by companies in the financial services industry.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

SEI Institutional Managed Trust	339

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/ or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course, Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above, and leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Directional or Tactical Strategies Risk — Directional or tactical strategies usually use long and short positions, which entail predicting the direction that particular securities or sectors or the overall market might move. Directional or tactical strategies may utilize leverage and hedging. There may be a significant risk of loss if the Fund’s judgment is incorrect as to the direction, timing or extent of expected movements of particular securities or sectors or the market as a whole.

340	SEI Institutional Managed Trust

Distressed Securities Risk — Distressed securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Event-Driven Strategies Risk — Event-driven strategies involve making evaluations and predictions about both the likelihood that a particular event in the life of a company will occur and the impact such an event will have on the value of the company’s securities. The transaction in which such a company is involved may be unsuccessful, take considerable time (or longer than anticipated) or may result in a distribution of cash or a new security, the value of which may be less than the purchase price of the company’s security. If an anticipated transaction does not occur, the Fund may be required to sell its securities at a loss.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, shareholders will be subject to two layers of fees and expenses with respect to investments in the Fund.

Exchange-Traded Notes (ETNs) Risk — The value of an ETN is subject to the credit risk of the issuer.

There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or the ETN may be delisted by the listing exchange.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Financial Services Industry Risk — The Conservative Income Fund’s portfolio is concentrated in investments in securities issued by companies in the financial services industry. The financial services industry is subject to extensive government regulation. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Financial services companies are highly dependent on short-term interest rates and typically will be adversely affected by economic downturns or changes in banking regulations.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Income Risk — An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation indexed securities will generally vary up or down along with the rate of inflation.

SEI Institutional Managed Trust	341

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Company and Exchange-Traded Funds (ETFs) Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — A Subsidiary is not registered under the Investment Company Act of 1940 (the 1940 Act) and, unless otherwise noted, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in a Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and a Subsidiary, respectively, are organized, could result in the inability of the Fund and/or a Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

342	SEI Institutional Managed Trust

Master Limited Partnership (MLP) Risk — Investments in units of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of an MLP, including a conflict arising as a result of incentive distribution payments. The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be a reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The Internal Revenue Code of 1986, as amended, provides that the Fund is permitted to invest up to 25% of its assets in one or more qualified publicly traded partnerships (QPTPs), which will include certain MLPs, and treat the income allocated by such QPTPs as qualifying income for purposes of the regulated investment company annual qualifying income requirements described in “Taxes” below.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the

Fund is required to repurchase may be worth less than the security that the Fund originally held.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Municipal obligations may be underwritten or guaranteed by a relatively small number of financial services firms, so changes in the municipal securities market that affect those firms may decrease the availability of municipal instruments in the market, thereby making it difficult for the Sub-Adviser to identify and obtain appropriate investments for the Fund’s portfolio. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

SEI Institutional Managed Trust	343

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

Non-Diversified Risk — The Large Cap Growth Fund is non-diversified. Additionally, in seeking to track an index, the Large Cap Index Fund and the S&P 500 Index Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. A non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. A non-diversified Fund may be more sensitive to a single economic, business, political, regulatory, or other occurrence, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. However, the Funds intend to satisfy the asset diversification requirements for qualifying as a RIC under Subchapter M of the Code.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. The Fund’s investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to risks associated with legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Real Estate Investment Trusts (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

344	SEI Institutional Managed Trust

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in a Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. The Fund intends to hold certain commodity-related investments indirectly through a Subsidiary. The Fund believes that income from the Subsidiary will be qualifying income because it expects that the Subsidiary will make annual distributions of its earnings and profits. The Fund intends to secure an opinion of counsel based on customary representations that actual distributions made to the Fund from its Subsidiary should be treated as “qualifying income.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders.

Taxation Risk — The Fund is managed to seek to minimize tax consequences to shareholders, but there is no guarantee that the Fund will be able to operate without incurring taxable income and gains to shareholders.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the index’s components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

11. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2026, SPTC held of record the following percentage of outstanding shares of each Fund:

Fund	% Held
Large Cap Fund
Class F	98%
Class Y	57
Large Cap Value Fund
Class F	91%
Class I	–
Class Y	96
Large Cap Growth Fund
Class F	88%
Class I	–
Class Y	95
Large Cap Index Fund
Class F	98%
Tax-Managed Large Cap Fund
Class F	76%
Class Y	48%

SEI Institutional Managed Trust	345

Notes to Financial Statements/Notes to Consolidated Financial Statements (Continued)

March 31, 2026 (Unaudited)

Fund	% Held
S&P 500 Index Fund
Class F	37%
Class I	27
Small Cap Fund
Class F	97%
Class Y	36
Small Cap Value Fund
Class F	91%
Class I	–
Class Y	96
Small Cap Growth Fund
Class F	90%
Class I	–
Class Y	97
Tax-Managed Small/Mid Cap Fund
Class F	86%
Class Y	51
Mid-Cap Fund
Class F	91%
Class I	–
Class Y	35
U.S. Managed Volatility Fund
Class F	92%
Class Y	54
Global Managed Volatility Fund
Class F	96%
Class I	–
Class Y	51
Tax-Managed Managed Volatility Fund
Class F	81%
Class Y	69
Tax-Managed International Managed Volatility Fund
Class F	92%
Class Y	95
Real Estate Fund
Class F	82%
Class I	–
Class Y	76
Fund	% Held
Core Fixed Income Fund
Class F	97%
Class I	17
Class Y	61
High Yield Bond Fund
Class F	95%
Class I	–
Class Y	72
Conservative Income Fund
Class F	99%
Class Y	38
Tax-Free Conservative Income Fund
Class F	98%
Class Y	55
Real Return Fund
Class F	98%
Class Y	59
Dynamic Asset Allocation Fund
Class F	96%
Class Y	20
Multi-Strategy Alternative Fund
Class F	97%
Class Y	77
Multi-Asset Accumulation Fund
Class F	98%
Class Y	43
Multi-Asset Income Fund
Class F	97%
Class Y	63
Multi-Asset Inflation Managed Fund
Class F	97%
Class Y	59
Multi-Asset Capital Stability Fund
Class F	98%
Class Y	29

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

12. IN-KIND TRANSACTIONS

During the year ended September 30, 2025, and the six month period ended March 31, 2026, the Tax-Managed Large Cap Fund, Tax-Managed Small/Mid Cap Fund and Tax-Managed Managed Volatility Fund redeemed shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

346	SEI Institutional Managed Trust

Tax-Managed Large Cap Fund	Transaction Dates	Shares Redeemed (Thousands)	Securities at Value (Thousands)	Cash (Thousands)	Total Assets (Thousands)	Realized Gain (Thousands)
	10/16/2024	4,296	$165,611	$2,475	$168,086	$112,282
	12/04/2024	4,410	172,459	3,850	176,309	140,781
	02/12/2025	5,015	178,681	4,317	182,998	147,701
	03/26/2025	28	912	82	994	603
	04/23/2025	3,131	98,598	5,034	103,632	74,192
	06/04/2025	4,033	144,265	2,501	146,766	102,904
	10/17/2025	2,158,093	83,759	2,004	85,763	52,005
	11/20/2025	2,494,331	94,753	4,147	98,900	45,206
	01/29/2026	2,342,061	96,911	753	97,664	50,311
	02/20/2026	2,321,386	94,045	2,780	96,825	38,595
	03/16/2026	1,992,674	79,696	569	80,265	63,088

Tax-Managed Small/ Mid Cap Fund	Transaction Dates	Shares Redeemed (Thousands)	Securities at Value (Thousands)	Cash (Thousands)	Total Assets (Thousands)	Realized Gain (Thousands)
	1/15/2025	1,387	$32,220	$379	$32,599	$26,248
	4/30/2025	1,362	27,795	787	28,582	22,149
	8/20/2025	1,267	28,847	1,039	29,886	20,989
	2/4/2026	198	4,819	169	4,988	3,709
	3/12/2026	821	18,686	713	19,399	11,730

Tax-Managed Managed Volatility Fund	Transaction Dates	Shares Redeemed (Thousands)	Securities at Value (Thousands)	Cash (Thousands)	Total Assets (Thousands)	Realized Gain (Thousands)
	11/13/2024	1,839	$39,188	$665	$39,853	$30,902
	3/12/2025	1,862	31,667	552	32,219	23,781
	12/3/2025	1,607	29,459	541	30,000	10,291
	1/14/2026	1,633	24,140	925	25,065	12,642
	2/11/2026	310	4,757	134	4,891	3,860
	3/12/2026	1,249	18,843	470	19,313	15,137

13. SEGMENT REPORTING

The Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of this new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations/Consolidated Statements of Operations.

14. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management is evaluating the impact of these changes on the Funds’ financial statements.

SEI Institutional Managed Trust	347

Notes to Financial Statements/Notes to Consolidated Financial Statements (Concluded)

March 31, 2026 (Unaudited)

15. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

On May 18, 2026 the SEI Institutional Managed Trust High Yield Bond Fund, a mutual fund, (the "Predecessor Fund") was reorganized (the "Reorganization") with and into the SEI High Yield Bond & Alternative Credit ETF (LEND) (the "Fund"), a newly created series of the SEI Exchange Traded Funds, that has the same investment objective, policies and restrictions, and substantially the same principal investment strategies, investment advisor and sub-advisor, as the Predecessor Fund. As a result of the Reorganization, the Fund will assume the Predecessor Fund's performance prior to the date of the Reorganization. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Fund.

Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

348	SEI Institutional Managed Trust

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

SEI Institutional Managed Trust	349

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED) (Continued)

At the December 8-10, 2025 meeting of the Board, certain Sub-Advisory Agreements were either initially approved or renewed by the Trustees, including a majority of the Independent Trustees. In addition, the Board approved a brief extension of the Advisory Agreement and certain Sub-Advisory Agreements already in effect (unless operating under an initial two-year term) to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement and certain Sub-Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2026 was held on March 31-April 2, 2026, the Advisory Agreement and certain Sub-Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 8-10, 2025 meeting to extend the Advisory Agreement and certain Sub-Advisory Agreements until the March 31-April 2, 2026 meeting. In evaluating whether to approve the extension of the Advisory Agreement and certain Sub-Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the March 31-April 2, 2026 meeting, the Board evaluated the Advisory Agreement and the applicable Sub-Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. Additionally, at the March 31-April 2, 2026 meeting of the Board, certain Sub-Advisory Agreements were initially approved by the Trustees, including a majority of the Independent Trustees. Although outside the scope of the period covered by this report, the Board’s renewal of the Advisory Agreement and the renewal or approval of applicable Sub-Advisory Agreements at the March 31-April 2, 2026 meeting of the Board is discussed herein, consistent with prior shareholder reports of the Funds. The Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 8-10, 2025 meeting. In each case, the Board’s renewal, or initial approval, was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings, as applicable. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement and the applicable Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the approval or renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. For the Liquid Alternative Fund, the Broadridge Report included metrics on net total return. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the approval or renewal of the Sub-Advisory Agreement.

350	SEI Institutional Managed Trust

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED) (Concluded)

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses (including, solely with respect to the Multi-Strategy Alternative Fund, underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval or renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the approval or renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional Managed Trust	351

SEI Institutional Managed Trust / Semi-Annual Financials and Other Information / March 31, 2026

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Marci Morgan

Anti-Money Laundering Compliance Officer

and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-087 (3/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included above in Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: June 8, 2026

By	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel
Controller and Chief Financial Officer
(Principal Financial Officer)

Date: June 8, 2026